UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	ENHANCED LARGE CAP FUND

21	INCOME EQUITY FUND

26	INTERNATIONAL EQUITY FUND

29	LARGE CAP EQUITY FUND

32	LARGE CAP GROWTH FUND

35	LARGE CAP VALUE FUND

37	SMALL CAP CORE FUND

63	SMALL CAP VALUE FUND

73	TECHNOLOGY FUND

75	NOTES TO THE FINANCIAL STATEMENTS

84	FUND EXPENSES

86	APPROVAL OF ADVISORY AGREEMENT

90	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP EQUITY FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments, at cost (1)	$10,695	$340,665	$288,508	$122,844	$77,767
Investments, at value (2)	$10,546	$339,225	$261,985	$122,673	$76,751
Foreign currencies, at value (cost $95, respectively)	–	–	94	–	–
Dividend income receivable	16	535	614	168	45
Interest income receivable	–	1,384	–	–	–
Receivable for foreign tax reclaimable	–	–	1,094	–	–
Receivable for securities sold	–	–	1,321	463	–
Receivable for variation margin on futures contracts	–	–	–	–	–
Receivable for fund shares sold	13	241	–	135	2
Receivable from investment adviser	2	15	8	4	4
Prepaid and other assets	4	4	4	3	3
Total Assets	10,581	341,404	265,120	123,446	76,805
LIABILITIES:
Payable for securities purchased	–	4,143	1,280	–	789
Payable for variation margin on futures contracts	–	–	–	–	–
Payable for fund shares redeemed	1	313	158	66	61
Payable to affiliates:
Investment advisory fees	1	48	44	18	11
Administration fees	–	8	7	3	2
Custody and accounting fees	5	3	8	22	11
Shareholder servicing fees	–	18	1	1	5
Transfer agent fees	–	6	4	2	1
Trustee fees	4	4	10	7	5
Accrued other liabilities	19	21	12	19	16
Total Liabilities	30	4,564	1,524	138	901
Net Assets	$10,551	$336,840	$263,596	$123,308	$75,904
ANALYSIS OF NET ASSETS:
Capital stock	$31,381	$360,288	$457,143	$171,066	$110,207
Accumulated undistributed net investment income (loss)	–	(2,770)	3,527	(8)	(86)
Accumulated undistributed net realized loss	(20,681)	(19,238)	(170,623)	(47,579)	(33,201)
Net unrealized depreciation	(149)	(1,440)	(26,451)	(171)	(1,016)
Net Assets	$10,551	$336,840	$263,596	$123,308	$75,904
Shares Outstanding ($.0001 par value, unlimited authorization)	1,301	30,256	38,851	10,444	3,811
Net Asset Value, Redemption and Offering Price Per Share	$8.11	$11.13	$6.78	$11.81	$19.92

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $48, $21,982, $3,513, $443, $2,960, $1,431, $4,375, $81,226 and $1,558, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $48, $21,982, $3,513, $443, $2,960, $1,431, $4,375, $81,226 and $1,558, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$134,540	$177,351	$1,404,490	$82,772
$130,219	$154,336	$1,374,139	$75,962
–	–	–	–
237	183	2,690	6
–	–	–	–
–	–	–	–
–	27	3,628	565
–	3	–	–
3	59	2,849	219
5	5	110	3
11	12	31	9
130,475	154,625	1,383,447	76,764

–	–	21,008	539
–	184	2,060	–
55	57	1,504	8

19	22	192	13
3	4	34	2
11	10	23	3
6	2	338	6
2	3	23	1
9	4	9	5
17	16	97	19
122	302	25,288	596
$130,353	$154,323	$1,358,159	$76,168

$259,765	$182,871	$1,408,689	$120,824
1,606	443	8,193	(233)
(126,697)	(5,613)	(24,773)	(37,613)
(4,321)	(23,378)	(33,950)	(6,810)
$130,353	$154,323	$1,358,159	$76,168
16,702	12,497	105,002	5,763
$7.80	$12.35	$12.93	$13.22

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND		LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividend income	$134 (1)	$4,119	(2)(3)	$5,170	(1)(3)	$1,308	(1)(3)	$347 (1)
Interest income	–	1,071		–		–		–
Total Investment Income	134	5,190		5,170		1,308		347
EXPENSES:
Investment advisory fees	19	1,584		1,625		624		367
Administration fees	9	279		243		110		65
Custody fees	23	25		164		26		18
Accounting fees	13	29		26		18		14
Transfer agent fees	6	186		162		74		43
Blue sky fees	9	12		11		10		9
SEC fees	1	1		1		1		1
Printing fees	10	17		11		18		13
Professional fees	9	9		9		9		9
Shareholder servicing fees	–	120		13		6		18
Trustee fees	4	4		4		4		4
Interest expense	–	–		2		–		–
Other	6	6		6		6		6
Total Expenses	109	2,272		2,277		906		567
Less expenses reimbursed by investment adviser	(72)	(443)		(250)		(174)		(138)
Net Expenses	37	1,829		2,027		732		429
Net Investment Income (Loss)	97	3,361		3,143		576		(82)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	559	10,705		1,408		6,174		(235)
Futures contracts	(2)	–		–		–		–
Foreign currency transactions	–	–		(387)		–		–
Net change in unrealized appreciation (depreciation) on:
Investments	(2,293)	(67,103)		(78,100)		(33,474)		(12,108)
Futures contracts	(5)	–		–		–		–
Forward foreign currency exchange contracts	–	–		(2)		–		–
Translation of other assets and liabilities denominated in foreign currencies	–	–		(41)		–		–
Net Losses	(1,741)	(56,398)		(77,122)		(27,300)		(12,343)
Net Decrease in Net Assets Resulting from Operations	$(1,644)	$(53,037)		$(73,979)		$(26,724)		$(12,425)

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $3, $1 and $4, respectively.
(3)	Net of $61, $478, $17, $75 and $9 in non reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

LARGE CAP VALUE FUND		SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$2,068	(1)(3)	$1,170 (2)	$15,481 (2)	$321	(1)(3)
–		–	1	–
2,068		1,170	15,482	321

728		750	6,784	441
128		132	1,197	66
23		29	106	13
19		19	90	14
86		88	798	44
10		8	24	9
1		1	3	1
13		11	109	14
9		9	28	9
49		8	1,892	31
4		4	12	4
1		–	–	–
6		6	16	6
1,077		1,065	11,059	652
(134)		(191)	(3,130)	(102)
943		874	7,929	550
1,125		296	7,553	(229)

(8,899)		3,398	67,958	1,906
–		(1,129)	(7,681)	–
–		–	–	–

(34,837)		(44,112)	(403,422)	(15,667)
–		(597)	(4,940)	–
–		–	–	–
–		–	–	–
(43,736)		(42,440)	(348,085)	(13,761)
$(42,611)		$(42,144)	$(340,532)	$(13,990)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ENHANCED LARGE CAP FUND		INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income (loss)	$97	$307	$3,361	$6,827	$3,143	$3,580	$576	$824
Net realized gains (losses)	557	3,225	10,705	2,049	1,021	11,123	6,174	11,325
Net change in unrealized appreciation (depreciation)	(2,298)	(1,091)	(67,103)	50,548	(78,143)	16,158	(33,474)	7,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,644)	2,441	(53,037)	59,424	(73,979)	30,861	(26,724)	19,241
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(2,057)	(12,831)	7,884	28,836	7,025	(14,416)	(5,689)	(24,637)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,057)	(12,831)	7,884	28,836	7,025	(14,416)	(5,689)	(24,637)
DISTRIBUTIONS PAID:
From net investment income	(97)	(314)	(3,616)	(6,939)	–	(4,643)	(577)	(876)
Total Distributions Paid	(97)	(314)	(3,616)	(6,939)	–	(4,643)	(577)	(876)
Total Increase (Decrease) in Net Assets	(3,798)	(10,704)	(48,769)	81,321	(66,954)	11,802	(32,990)	(6,272)
NET ASSETS:
Beginning of period	14,349	25,053	385,609	304,288	330,550	318,748	156,298	162,570
End of period	$10,551	$14,349	$336,840	$385,609	$263,596	$330,550	$123,308	$156,298
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$(2,770)	$(2,515)	$3,527	$384	$(8)	$(7)

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2011

LARGE CAP GROWTH FUND		LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$(82)	$16	$1,125	$2,663	$296	$160	$7,553	$10,581	$(229)	$(439)
(235)	19,619	(8,899)	15,232	2,269	2,534	60,277	39,442	1,906	29,832
(12,108)	(4,119)	(34,837)	85	(44,709)	18,085	(408,362)	271,026	(15,667)	(8,095)
(12,425)	15,516	(42,611)	17,980	(42,144)	20,779	(340,532)	321,049	(13,990)	21,298

(1,177)	(8,666)	(18,259)	(50,410)	15,865	120,822	(34,278)	(41,161)	(4,693)	(7,501)
(1,177)	(8,666)	(18,259)	(50,410)	15,865	120,822	(34,278)	(41,161)	(4,693)	(7,501)

–	(70)	–	(3,451)	–	–	–	(11,401)	–	–
–	(70)	–	(3,451)	–	–	–	(11,401)	–	–
(13,602)	6,780	(60,870)	(35,881)	(26,279)	141,601	(374,810)	268,487	(18,683)	13,797

89,506	82,726	191,223	227,104	180,602	39,001	1,732,969	1,464,482	94,851	81,054
$75,904	$89,506	$130,353	$191,223	$154,323	$180,602	$1,358,159	$1,732,969	$76,168	$94,851
$(86)	$(4)	$1,606	$481	$443	$147	$8,193	$640	$(233)	$(4)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$9.43		$8.38		$5.66	$9.41	$11.25	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.12		0.12	0.16	0.18	0.14
Net realized and unrealized gains (losses)	(1.32)		1.06		2.72	(3.75)	(1.24)	1.13
Total from Investment Operations	(1.25)		1.18		2.84	(3.59)	(1.06)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.13)		(0.12)	(0.16)	(0.17)	(0.14)
From net realized gains	–		–		–	–	(0.61)	(0.10)
Total Distributions Paid	(0.07)		(0.13)		(0.12)	(0.16)	(0.78)	(0.24)
Net Asset Value, End of Period	$8.11		$9.43		$8.38	$5.66	$9.41	$11.25
Total Return(1)	(13.27)%		14.21%		50.46%	(38.50)%	(10.04)%	12.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,551		$14,349		$25,053	$27,061	$68,899	$138,291
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.60	%(3)	0.59	%(3)	0.60%	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	1.75%		1.26%		1.21%	0.94%	0.68%	0.78%
Net investment income, net of reimbursements and credits	1.56	%(3)	1.48	%(3)	1.61%	1.90%	1.47%	1.49%
Net investment income, before reimbursements and credits	0.41%		0.81%		1.00%	1.56%	1.39%	1.31%
Portfolio Turnover Rate	50.26%		100.72%		117.73%	100.07%	191.20%	100.03%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $1,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2011 and the fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT.30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$13.01		$11.14		$7.73	$11.60	$13.26	$12.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.26		0.26	0.25	0.32	0.36
Net realized and unrealized gains (losses)	(1.87)		1.86		3.37	(3.72)	(0.90)	1.67
Total from Investment Operations	(1.76)		2.12		3.63	(3.47)	(0.58)	2.03
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.25)		(0.22)	(0.40)	(0.37)	(0.39)
From net realized gains	–		–		–	–	(0.71)	(0.44)
Total Distributions Paid	(0.12)		(0.25)		(0.22)	(0.40)	(1.08)	(0.83)
Net Asset Value, End of Period	$11.13		$13.01		$11.14	$7.73	$11.60	$13.26
Total Return(1)	(13.61)%		19.54%		47.21%	(30.37)%	(4.86)%	17.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$336,840		$385,609		$304,288	$214,703	$409,062	$453,198
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.98	%(3)	0.99	%(3)	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.22%		1.23%		1.23%	1.28%	1.28%	1.23%
Net investment income, net of reimbursements and credits	1.81	%(3)	2.17	%(3)	2.71%	2.66%	2.45%	2.81%
Net investment income, before reimbursements and credits	1.57%		1.93%		2.48%	2.38%	2.17%	2.58%
Portfolio Turnover Rate	11.44%		18.67%		26.94%	20.93%	50.08%	32.85%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $34,000 and $17,000, which represents 0.02 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$8.65		$7.92		$5.31	$10.70		$13.61	$12.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS :
Net investment income	0.08		0.10		0.13	0.32		0.16	0.16
Net realized and unrealized gains (losses)	(1.95)		0.75		2.66	(4.87)		(0.04)	2.25
Total from Investment Operations	(1.87)		0.85		2.79	(4.55)		0.12	2.41
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.12)		(0.18)	(0.31)		(0.19)	(0.23)
From net realized gains	–		–		–	(0.53)		(2.84)	(1.19)
Total Distributions Paid	–		(0.12)		(0.18)	(0.84)		(3.03)	(1.42)
Net Asset Value, End of Period	$6.78		$8.65		$7.92	$5.31		$10.70	$13.61
Total Return(2)	(21.62)%		10.86%		52.58%	(43.23)%		(0.69)%	19.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$263,596		$330,550		$318,748	$238,907		$924,185	$1,201,357
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.25	%(4)	1.25	%(4)	1.25%	1.26	%(5)	1.25%	1.26	%(5)
Expenses, before reimbursements and credits	1.40%		1.40%		1.40%	1.40%		1.39%	1.40%
Net investment income, net of reimbursements and credits	1.93	%(4)	1.18	%(4)	1.69%	2.27%		1.09%	1.14%
Net investment income, before reimbursements and credits	1.78%		1.03%		1.54%	2.13%		0.95%	1.00%
Portfolio Turnover Rate	26.10%		40.87%		44.44%	75.96%		74.69%	69.99%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000 and $6,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$14.35		$12.63		$8.28	$13.17	$16.22	$16.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.07		0.10	0.15	0.12	0.12
Net realized and unrealized gains (losses)	(2.54)		1.73		4.35	(4.89)	(1.10)	1.16
Total from Investment Operations	(2.49)		1.80		4.45	(4.74)	(0.98)	1.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.08)		(0.10)	(0.15)	(0.12)	(0.13)
From net realized gains	–		–		–	–	(1.95)	(1.17)
Total Distributions Paid	(0.05)		(0.08)		(0.10)	(0.15)	(2.07)	(1.30)
Net Asset Value, End of Period	$11.81		$14.35		$12.63	$8.28	$13.17	$16.22
Total Return(1)	(17.36)%		14.30%		53.90%	(36.17)%	(7.12)%	7.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$123,308		$156,298		$162,570	$138,377	$328,003	$577,212
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.23%		1.25%		1.23%	1.20%	1.16%	1.17%
Net investment income, net of reimbursements and credits	0.78	%(3)	0.55	%(3)	0.89%	1.29%	0.70%	0.67%
Net investment income, before reimbursements and credits	0.55%		0.30%		0.66%	1.09%	0.54%	0.50%
Portfolio Turnover Rate	40.40%		47.83%		67.21%	92.02%	72.00%	88.79%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $2,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$23.18		$19.16		$13.41	$21.48	$20.91	$20.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		–	(1)	0.05	0.08	0.08	0.08
Net realized and unrealized gains (losses)	(3.24)		4.04		5.77	(8.06)	0.58	0.73
Total from Investment Operations	(3.26)		4.04		5.82	(7.98)	0.66	0.81
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.07)	(0.09)	(0.09)	(0.07)
Total Distributions Paid	–		(0.02)		(0.07)	(0.09)	(0.09)	(0.07)
Net Asset Value, End of Period	$19.92		$23.18		$19.16	$13.41	$21.48	$20.91
Total Return(2)	(14.06)%		21.08%		43.39%	(37.19)%	3.05%	4.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$75,904		$89,506		$82,726	$70,539	$148,731	$178,752
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.99	%(4)	0.99	%(4)	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.31%		1.33%		1.34%	1.30%	1.25%	1.25%
Net investment income (loss), net of reimbursements and credits	(0.19	)%(4)	0.02	%(4)	0.29%	0.39%	0.30%	0.35%
Net investment income (loss), before reimbursements and credits	(0.51)%		(0.32)%		(0.05)%	0.09%	0.05%	0.10%
Portfolio Turnover Rate	18.70%		147.29%		154.48%	246.80%	157.49%	148.99%

(1)	Amount was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $5,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.20		$9.37		$6.21	$10.23	$13.70	$13.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.15		0.18	0.30	0.31	0.27
Net realized and unrealized gains (losses)	(2.47)		0.86		3.16	(4.07)	(1.93)	1.59
Total from Investment Operations	(2.40)		1.01		3.34	(3.77)	(1.62)	1.86
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.18)		(0.18)	(0.25)	(0.40)	(0.26)
From net realized gains	–		–		–	–	(1.45)	(1.26)
Total Distributions Paid	–		(0.18)		(0.18)	(0.25)	(1.85)	(1.52)
Net Asset Value, End of Period	$7.80		$10.20		$9.37	$6.21	$10.23	$13.70
Total Return(1)	(23.53)%		10.86%		53.94%	(37.16)%	(13.12)%	14.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$130,353		$191,223		$227,104	$219,912	$573,885	$1,171,644
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.10	%(3)	1.10	%(3)	1.10%	1.10%	1.10%	1.10%
Expenses, before reimbursements and credits	1.26%		1.23%		1.21%	1.21%	1.17%	1.18%
Net investment income, net of reimbursements and credits	1.31	%(3)	1.36	%(3)	1.76%	2.95%	2.09%	1.83%
Net investment income, before reimbursements and credits	1.15%		1.23%		1.65%	2.84%	2.02%	1.75%
Portfolio Turnover Rate	33.68%		65.38%		30.54%	61.00%	68.10%	41.13%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $11,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2011 and for the fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$15.80		$12.38		$7.81		$12.56	$13.77	$12.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02		0.01		(0.08)		(0.07)	(0.09)	(0.12)
Net realized and unrealized gains (losses)	(3.47)		3.41		4.65		(4.68)	(1.12)	0.96
Total from Investment Operations	(3.45)		3.42		4.57		(4.75)	(1.21)	0.84
Net Asset Value, End of Period	$12.35		$15.80		$12.38		$7.81	$12.56	$13.77
Total Return(1)	(21.84)%		27.73%		58.39%		(37.77)%	(8.86)%	6.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$154,323		$180,602		$39,001		$29,206	$47,299	$52,099
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.99	%(3)	0.98	%(3)	1.22	%(4)	1.25%	1.25%	1.25%
Expenses, before reimbursements and credits	1.21%		1.39%		1.86%		1.71%	1.57%	1.53%
Net investment income (loss), net of reimbursements and credits	0.34	%(3)	0.22	%(3)	(0.71)%		(0.67)%	(0.67)%	(0.80)%
Net investment income (loss), before reimbursements and credits	0.12%		(0.19)%		(1.35)%		(1.13)%	(0.99)%	(1.08)%
Portfolio Turnover Rate	7.54%		13.90%		224.05%		299.24%	244.58%	140.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000 and $12,000, which represents 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	Effective February 17, 2010, the Fund changed its name from the Small Cap Growth Fund to the Small Cap Core Fund and changed its investment strategy from an active small cap growth investment style to a quantitative small cap core investment style. These changes resulted in a reduction to the Fund’s expense limitations, effective February 17, 2010, from 1.25% to 1.00%.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$16.20		$13.33		$8.49	$13.30	$16.62	$17.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.10		0.09	0.12	0.13	0.09
Net realized and unrealized gains (losses)	(3.34)		2.87		4.85	(4.81)	(2.20)	0.91
Total from Investment Operations	(3.27)		2.97		4.94	(4.69)	(2.07)	1.00
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.10)	(0.12)	(0.14)	(0.12)
From net realized gains	–		–		–	–	(1.11)	(1.85)
Total Distributions Paid	–		(0.10)		(0.10)	(0.12)	(1.25)	(1.97)
Net Asset Value, End of Period	$12.93		$16.20		$13.33	$8.49	$13.30	$16.62
Total Return(1)	(20.19)%		22.37%		58.27%	(35.51)%	(12.63)%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,358,159		$1,732,969		$1,464,482	$905,665	$961,828	$951,307
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.99	%(3)	0.99	%(3)	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.39%		1.36%		1.38%	1.38%	1.32%	1.24%
Net investment income, net of reimbursements and credits	0.95	%(3)	0.70	%(3)	0.82%	1.20%	0.85%	0.68%
Net investment income, before reimbursements and credits	0.55%		0.33%		0.44%	0.82%	0.53%	0.44%
Portfolio Turnover Rate	6.05%		17.94%		33.26%	36.95%	47.25%	41.07%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $52,000 and $111,000 which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$15.62		$12.14		$8.48	$11.98	$12.38	$12.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.07)		(0.06)	(0.04)	(0.09)	(0.10)
Net realized and unrealized gains (losses)	(2.36)		3.55		3.72	(3.46)	(0.31)	0.26
Total from Investment Operations	(2.40)		3.48		3.66	(3.50)	(0.40)	0.16
Net Asset Value, End of Period	$13.22		$15.62		$12.14	$8.48	$11.98	$12.38
Total Return(1)	(15.37)%		28.67%		43.16%	(29.22)%	(3.23)%	1.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$76,168		$94,851		$81,054	$62,720	$110,286	$146,537
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.25	%(3)	1.25	%(3)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursements and credits	1.48%		1.48%		1.49%	1.49%	1.41%	1.38%
Net investment loss, net of reimbursements and credits	(0.52	)%(3)	(0.53	)%(3)	(0.56)%	(0.34)%	(0.60)%	(0.68)%
Net investment loss, before reimbursements and credits	(0.75)%		(0.76)%		(0.80)%	(0.58)%	(0.76)%	(0.81)%
Portfolio Turnover Rate	26.04%		114.90%		47.81%	140.14%	133.45%	84.66%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000 and $3,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3%

Advertising – 0.7%
Omnicom Group, Inc.	2,111	$78

Aerospace/Defense – 3.6%

General Dynamics Corp.	2,029	115

Lockheed Martin Corp.	1,287	94

Northrop Grumman Corp.	1,630	85

Raytheon Co.	1,316	54
United Technologies Corp.	400	28
		376

Agriculture – 2.3%

Altria Group, Inc.	2,858	77
Philip Morris International, Inc.	2,697	168
		245

Apparel – 0.3%
NIKE, Inc., Class B	347	30

Auto Manufacturers – 0.5%
Ford Motor Co. *	5,516	53

Banks – 7.0%

Bank of America Corp.	1,191	7

Bank of New York Mellon (The) Corp.	1,188	22

Capital One Financial Corp.	2,108	84

Citigroup, Inc.	4,341	111

Goldman Sachs Group (The), Inc.	1,161	110

JPMorgan Chase & Co.	5,802	175

KeyCorp	12,240	73

Morgan Stanley	1,134	15

PNC Financial Services Group, Inc.	1,960	94
Wells Fargo & Co.	1,977	48
		739

Beverages – 1.7%

Coca-Cola (The) Co.	959	65

Constellation Brands, Inc., Class A *	4,127	74

Dr Pepper Snapple Group, Inc.	87	3
PepsiCo, Inc.	678	42
		184

Biotechnology – 1.3%

Amgen, Inc.	526	29

Biogen Idec, Inc. *	489	45
Gilead Sciences, Inc. *	1,539	60
		134

Chemicals – 2.1%

CF Industries Holdings, Inc.	443	54
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Chemicals – 2.1% continued

Eastman Chemical Co.	871	$60

PPG Industries, Inc.	1,085	77
Sigma-Aldrich Corp.	466	29
		220

Commercial Services – 1.5%

Apollo Group, Inc., Class A *	796	31

H&R Block, Inc.	5,685	76

Mastercard, Inc., Class A	90	29
Western Union (The) Co.	1,435	22
		158

Computers – 9.1%

Accenture PLC, Class A	2,566	135

Apple, Inc. *	1,091	416

Cognizant Technology Solutions Corp.,

Class A *	486	31

Dell, Inc. *	6,666	94

Hewlett-Packard Co.	542	12
International Business Machines Corp.	1,556	272
		960

Cosmetics/Personal Care – 0.8%
Procter & Gamble (The) Co.	1,270	80

Distribution/Wholesale – 1.0%

Genuine Parts Co.	1,496	76
W.W. Grainger, Inc.	207	31
		107

Diversified Financial Services – 0.4%

IntercontinentalExchange, Inc. *	259	31
SLM Corp.	808	10
		41

Electric – 3.4%

Ameren Corp.	2,391	71

DTE Energy Co.	889	44

Edison International	636	24

Entergy Corp.	1,249	83

Exelon Corp.	479	20

Integrys Energy Group, Inc.	991	48
NRG Energy, Inc. *	3,336	71
		361

Electronics – 0.5%

Agilent Technologies, Inc. *	717	22

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Electronics – 0.5% continued
Amphenol Corp., Class A	649	$27
		49

Engineering & Construction – 0.6%
Fluor Corp.	1,424	66

Food – 2.4%

Campbell Soup Co.	2,562	83

Hormel Foods Corp.	2,796	76

Kroger (The) Co.	3,803	83
Tyson Foods, Inc., Class A	762	13
		255

Forest Products & Paper – 0.7%
International Paper Co.	3,135	73

Healthcare - Products – 4.4%

Baxter International, Inc.	1,881	106

DENTSPLY International, Inc.	872	27

Edwards Lifesciences Corp. *	404	29

IDEXX Laboratories, Inc.*	375	26

Johnson & Johnson	1,698	108

Medtronic, Inc.	2,674	89

Stryker Corp.	624	29

Techne Corp.	400	27
Varian Medical Systems, Inc. *	520	27
		468

Healthcare - Services – 2.6%

Humana, Inc.	1,538	112

Mednax, Inc. *	449	28

UnitedHealth Group, Inc.	2,562	118
WellPoint, Inc.	304	20
		278

Household Products/Wares – 0.7%
Kimberly-Clark Corp.	1,115	79

Insurance – 3.6%

ACE Ltd.	229	14

Aflac, Inc.	789	27

American International Group, Inc. *	404	9

Assurant, Inc.	2,293	82

Berkshire Hathaway, Inc., Class B *	508	36

Hartford Financial Services Group, Inc.	2,952	48

Prudential Financial, Inc.	1,961	92
Torchmark Corp.	2,070	72
		380
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 99.3% – continued

Internet –1.8%

Amazon.com, Inc. *	152	$33

Google, Inc., Class A *	250	128

Priceline.com, Inc. *	67	30
		191

Iron/Steel – 0.3%
Nucor Corp.	976	31

Lodging – 0.0%
Wynn Resorts Ltd.	25	3

Machinery – Diversified – 0.3%
Wabtec Corp.	523	28

Media – 2.5%

CBS Corp., Class B (Non Voting)	2,572	52

FactSet Research Systems, Inc.	342	30

Gannett Co., Inc.	6,038	58

McGraw-Hill (The) Cos., Inc.	2,109	87
Washington Post (The) Co., Class B	98	32
		259

Miscellaneous Manufacturing – 4.9%

3M Co.	1,569	113

Dover Corp.	1,580	73

General Electric Co.	11,478	175

Illinois Tool Works, Inc.	1,876	78
Parker Hannifin Corp.	1,214	77
		516

Oil & Gas – 10.0%

Chevron Corp.	2,587	239

ConocoPhillips	2,402	152

Exxon Mobil Corp.	5,443	395

Helmerich & Payne, Inc.	1,364	56

Marathon Oil Corp.	3,582	77

Tesoro Corp. *	3,374	66
Valero Energy Corp.	3,738	67
		1,052

Oil & Gas Services – 1.0%

Core Laboratories N.V.	269	24

National Oilwell Varco, Inc.	1,316	68
Schlumberger Ltd.	219	13
		105

Pharmaceuticals – 5.2%

Bristol-Myers Squibb Co.	5,075	159

Eli Lilly & Co.	2,992	111

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Pharmaceuticals – 5.2% – continued

Forest Laboratories, Inc. *	1,937	$60

Merck & Co., Inc.	530	17
Pfizer, Inc.	11,197	198
		545

Real Estate Investment Trusts – 1.6%

HCP, Inc.	2,403	84

Public Storage	26	3
Vornado Realty Trust	1,036	77
		164

Retail – 7.4%

Bed Bath & Beyond, Inc. *	530	30

CVS Caremark Corp.	171	6

Family Dollar Stores, Inc.	578	29

Gap (The), Inc.	3,369	55

Home Depot (The), Inc.	3,495	115

Limited Brands, Inc.	2,215	85

Macy’s, Inc.	3,238	85

McDonald’s Corp.	1,301	114

Panera Bread Co., Class A *	264	28

Walgreen Co.	3,639	120
Wal-Mart Stores, Inc.	2,291	119
		786

Semiconductors – 3.2%

Applied Materials, Inc.	7,679	79

Intel Corp.	9,802	209
KLA-Tencor Corp.	1,274	49
		337

Software – 4.4%

CA, Inc.	1,461	28

Microsoft Corp.	10,725	267
Oracle Corp.	5,993	172
		467

Telecommunications – 4.6%

AT&T, Inc.	7,981	228

Cisco Systems, Inc.	2,641	41

Motorola Solutions, Inc.	2,165	91

NeuStar, Inc., Class A *	1,170	29

QUALCOMM, Inc.	43	2
Verizon Communications, Inc.	2,506	92
		483

Transportation – 0.9%

C.H. Robinson Worldwide, Inc.	427	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Transportation – 0.9% – continued

Expeditors International of Washington, Inc.	678	$28

Norfolk Southern Corp.	180	11
United Parcel Service, Inc., Class B	382	24
		92
Total Common Stocks
(Cost $10,622)		10,473

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	47,818	48
Total Investment Companies
(Cost $48)		48

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 11/17/11	$25	25
Total Short-Term Investments
(Cost $25)		25

Total Investments – 99.9%
(Cost $10,695)		10,546
Other Assets less Liabilities – 0.1%		5
NET ASSETS – 100.0%		$10,551

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $380,000 with net sales of approximately $332,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	10.4
Energy	11.0
Financials	12.6
Health Care	13.8
Industrials	10.6
Information Technology	20.7
Materials	3.1
Telecommunication Services	3.1
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$10,473(1)	$–	$–	$10,473

Investment Companies	48	–	–	48

Short-Term Investments	–	25	–	25

Total Investments	$10,521	$25	$–	$10,546

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 52.7%

Aerospace/Defense – 0.4%
General Dynamics Corp.	25,000	$1,422

Banks – 2.0%

Banco Santander S.A. ADR	252,218	2,028

JPMorgan Chase & Co.	79,550	2,396
Morgan Stanley	162,500	2,194
		6,618

Beverages – 1.3%
Coca-Cola (The) Co.	65,000	4,391

Chemicals – 1.1%
Dow Chemical (The) Co.	163,600	3,675

Computers – 1.3%
Accenture PLC, Class A	85,800	4,520

Cosmetics/Personal Care – 1.1%
Procter & Gamble (The) Co.	58,000	3,665

Electrical Components & Equipment – 0.7%
Emerson Electric Co.	55,000	2,272

Food – 3.8%

B&G Foods, Inc.	245,000	4,087

Kellogg Co.	70,000	3,723
Kraft Foods, Inc., Class A	144,500	4,852
		12,662

Healthcare – Products – 1.6%
Johnson & Johnson	85,000	5,415

Healthcare – Services – 1.4%
UnitedHealth Group, Inc.	100,000	4,612

Household Products/Wares – 1.3%
Kimberly-Clark Corp.	62,600	4,445

Insurance – 2.8%

Chubb (The) Corp.	88,000	5,279
Travelers (The) Cos., Inc.	85,000	4,142
		9,421

Media – 2.5%

Comcast Corp., Class A	200,000	4,180
Walt Disney (The) Co.	145,000	4,373
		8,553

Mining – 0.7%
Southern Copper Corp.	95,000	2,374

Miscellaneous Manufacturing – 3.7%

3M Co.	69,000	4,954

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 52.7% – continued

Miscellaneous Manufacturing – 3.7% – continued

Eaton Corp.	120,000	$4,260
General Electric Co.	205,000	3,124
		12,338

Office/Business Equipment – 0.9%
Xerox Corp.	455,000	3,171

Oil & Gas – 6.4%

Cenovus Energy, Inc.	100,000	3,071

ConocoPhillips	65,000	4,116

Devon Energy Corp.	50,000	2,772

Encana Corp.	100,000	1,921

Marathon Oil Corp.	124,000	2,676

Marathon Petroleum Corp.	62,000	1,677

Occidental Petroleum Corp.	60,000	4,290
Transocean Ltd.	20,000	955
		21,478

Pharmaceuticals – 6.8%

Abbott Laboratories	77,000	3,938

Bristol-Myers Squibb Co.	140,000	4,393

GlaxoSmithKline PLC ADR	127,000	5,244

Merck & Co., Inc.	151,366	4,951
Pfizer, Inc.	255,000	4,508
		23,034

Real Estate Investment Trusts – 2.4%

Healthcare Realty Trust, Inc.	185,000	3,118
Rayonier, Inc.	135,750	4,994
		8,112

Retail – 2.4%

Home Depot (The), Inc.	150,000	4,931

J.C. Penney Co., Inc.	30,000	803

Target Corp.	30,000	1,471
Walgreen Co.	25,000	822
		8,027

Savings & Loans – 1.3%
New York Community Bancorp, Inc.	365,000	4,344

Software – 1.9%

Activision Blizzard, Inc.	402,200	4,786
Microsoft Corp.	68,000	1,693
		6,479

Telecommunications – 3.6%

Cisco Systems, Inc.	172,500	2,672

Nokia OYJ ADR	415,000	2,349

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 52.7% – continued

Telecommunications – 3.6% – continued

Verizon Communications, Inc.	150,000	$5,520
Vodafone Group PLC ADR	65,000	1,667
		12,208

Toys, Games & Hobbies – 1.3%
Mattel, Inc.	165,000	4,272
Total Common Stocks
(Cost $176,224)		177,508

CONVERTIBLE PREFERRED STOCKS – 5.4%

Auto Manufacturers – 0.4%
General Motors Co., 4.75%	35,000	1,228

Computers – 0.5%
Unisys Corp., 6.25%	29,600	1,573

Electric – 2.6%

Great Plains Energy, Inc., 12.00%	95,000	5,700
NextEra Energy, Inc., 8.38%	60,000	2,970
		8,670

Insurance – 1.1%
Hartford Financial Services Group, Inc., 7.25%	199,097	3,835

Oil & Gas – 0.1%
Apache Corp., 6.00%	8,502	435

Pharmaceuticals – 0.7%
Omnicare Capital Trust II, 4.00%	66,900	2,542
Total Convertible Preferred Stocks
(Cost $20,927)		18,283

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 36.1%

Aerospace/Defense – 0.9%
Alliant Techsystems, Inc., 3.00%, 8/15/24	$3,000	3,049

Beverages – 0.9%
Molson Coors Brewing Co., 2.50%, 7/30/13	3,000	3,150

Biotechnology – 0.6%
Charles River Laboratories International, Inc., 2.25%, 6/15/13	2,000	1,965

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 36.1% – continued

Building Materials – 0.4%
Cemex S.A.B. de C.V., 4.88%, 3/15/15	3,170	1,502

Commercial Services – 1.6%
United Rentals, Inc., 4.00%, 11/15/15	3,100	5,254

Computers – 3.5%

CACI International, Inc., 2.13%, 5/1/14	6,000	6,660
SanDisk Corp., 1.50%, 8/15/17	4,682	4,951
		11,611

Diversified Financial Services – 1.2%
Jefferies Group, Inc., 3.88%, 11/1/29	4,345	4,014

Electrical Components & Equipment – 2.3%

EnerSys, 3.38%, 6/1/38	3,350	3,103

General Cable Corp., 0.88%, 11/15/13	2,000	1,832
4.50%, 11/15/29	3,000	2,694
		7,629

Food – 2.1%
Tyson Foods, Inc., 3.25%, 10/15/13	5,750	6,950

Healthcare – Products – 0.7%
Hologic, Inc., 2.00%, 12/15/37	2,600	2,444

Healthcare – Services – 1.5%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	5,106

Home Builders – 1.2%
D.R. Horton, Inc., 2.00%, 5/15/14	4,125	4,166

Insurance – 3.5%

American Equity Investment Life Holding Co., 5.25%, 12/6/24	6,000	5,978
Old Republic International Corp., 8.00%, 5/15/12	5,500	5,658
		11,636

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 36.1% – continued

Investment Companies – 1.6%
Fifth Street Finance Corp., 5.38%, 4/1/16 (1)	$6,482	$5,421

Iron/Steel – 0.9%
ArcelorMittal, 5.00%, 5/15/14	2,965	3,135

Mining – 3.4%

Kaiser Aluminum Corp., 4.50%, 4/1/15 (1)(2)	3,447	3,938
Newmont Mining Corp., 1.63%, 7/15/17	5,000	7,525
		11,463

Oil & Gas – 1.5%
Transocean, Inc., 1.50%, 12/15/37	5,000	4,981

Retail – 2.5%

Regis Corp., 5.00%, 7/15/14	6,060	7,037
Sonic Automotive, Inc., 5.00%, 10/1/29	1,350	1,499
		8,536

Semiconductors – 3.4%

Intel Corp., 2.95%, 12/15/35	6,000	6,143
Lam Research Corp., 1.25%, 5/15/18 (1)	5,650	5,233
		11,376

Telecommunications – 2.4%

Comtech Telecommunications Corp., 3.00%, 5/1/29	3,875	4,054
NII Holdings, Inc., 3.13%, 6/15/12	4,000	4,010
		8,064
Total Convertible Bonds
(Cost $121,532)		121,452

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.5%
Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	21,982,348	$21,982
Total Investment Companies
(Cost $21,982)		21,982

Total Investments – 100.7%
(Cost $340,665)		339,225
Liabilities less Other Assets – (0.7)%		(2,385)
NET ASSETS – 100.0%		$336,840

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of this restricted illiquid security amounts to approximately $3,938,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Kaiser Aluminum Corp., 4.50%, 4/1/15	3/24/10 – 4/11/11	$4,168

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,299,000 with net purchases of approximately $1,683,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

At September 30, 2011, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	11.4
Energy	8.5
Financials	16.8
Health Care	14.2
Industrials	10.1
Information Technology	15.1
Materials	7.0
Telecommunication Services	3.5
Utilities	2.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider. The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$177,508(1)	$–	$–	$177,508

Convertible Preferred Stocks

Auto Manufacturers	1,228	–	–	1,228

Computers	1,573	–	–	1,573

Electric	8,670	–	–	8,670

Insurance	3,835	–	–	3,835

Oil & Gas	435	–	–	435

Pharmaceuticals	–	2,542	–	2,542

Convertible Bonds

Aerospace/Defense	–	3,049	–	3,049

Beverages	–	3,150	–	3,150

Biotechnology	–	1,965	–	1,965

Building Materials	–	1,502	–	1,502

Commercial Services	–	5,254	–	5,254

Computers	–	11,611	–	11,611

Diversified Financial

Services	–	4,014	–	4,014

Electrical Components & Equipment	–	7,629	–	7,629

Food	–	6,950	–	6,950

Healthcare – Products	–	2,444	–	2,444

Healthcare – Services	–	5,106	–	5,106

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Home Builders	$–	$4,166	$–	$4,166

Insurance	–	11,636	–	11,636

Investment Companies	–	–	5,421	5,421

Iron/Steel	–	3,135	–	3,135

Mining	–	11,463	–	11,463

Oil & Gas	–	4,981	–	4,981

Retail	–	8,536	–	8,536

Semiconductors	–	11,376	–	11,376

Telecommunications	–	8,064	–	8,064

Investment Companies	21,982	–	–	21,982

Total Investments	$215,231	$118,573	$5,421	$339,225

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)
Convertible Bonds
Investment Companies	$–	$–	$–	$–	$(1,061)	$6,482	$–	$–	$–	$5,421

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at September 30, 2011 was approximately $(1,061), which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4%

Australia – 1.0%

Alumina Ltd.	1,774,062	$2,479
Alumina Ltd. ADR	48,223	273
		2,752

Belgium – 2.3%
Anheuser-Busch InBev N.V.	112,964	5,991

Brazil – 3.4%

Petroleo Brasileiro S.A. ADR	152,145	3,416
Vale S.A. ADR	247,172	5,635
		9,051

Canada – 0.8%
Trican Well Service Ltd.	148,541	2,106

China – 0.9%
Bank of China Ltd., Class H	7,522,595	2,295

Denmark – 1.0%
Christian Hansen Holding A/S	129,700	2,690

Egypt – 0.5%
Orascom Construction Industries GDR	36,796	1,275

France – 6.8%

ArcelorMittal	292,842	4,677

BNP Paribas S.A.	75,403	2,985

Danone	68,680	4,226

Societe Generale S.A.	108,709	2,848
Total S.A.	72,392	3,192
		17,928

Germany – 10.3%

Adidas A.G.	41,817	2,523

Allianz S.E. (Registered)	35,442	3,335

Deutsche Bank A.G. (Registered)	95,865	3,340

E.ON A.G.	40,894	892

GEA Group A.G.	132,880	3,105

Infineon Technologies A.G.	395,315	2,911

SAP A.G.	111,264	5,671
Siemens A.G. (Registered)	60,866	5,499
		27,276

Hong Kong – 0.6%
AIA Group Ltd.	563,000	1,594

India – 0.8%
Sterlite Industries India Ltd. ADR	239,899	2,209

Ireland – 2.0%

WPP PLC	353,218	3,257

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Ireland – 2.0% – continued
XL Group PLC	102,125	$1,920
		5,177

Japan – 13.7%

Canon, Inc.	119,279	5,400

Kansai Electric Power (The) Co., Inc.	125,000	2,149

Kawasaki Heavy Industries Ltd.	962,100	2,449

Kubota Corp.	345,500	2,760

Mitsubishi UFJ Financial Group, Inc.	1,296,648	5,828

Mitsui & Co. Ltd.	261,500	3,785

Nomura Holdings, Inc.	311,800	1,136

NTT DoCoMo, Inc.	2,396	4,368

Shimano, Inc.	72,948	3,858
Tokio Marine Holdings, Inc.	174,600	4,426
		36,159

Netherlands – 5.4%

ASML Holding N.V.	136,292	4,736

Koninklijke Vopak N.V.	68,560	3,285

Royal Dutch Shell PLC, Class A	7,302	226
Royal Dutch Shell PLC, Class B	191,963	5,962
		14,209

Norway – 0.5%
TGS Nopec Geophysical Co. ASA	65,796	1,223

Portugal – 1.3%
Jeronimo Martins SGPS S.A.	216,209	3,369

Singapore – 1.3%
DBS Group Holdings Ltd.	391,906	3,513

South Korea – 3.6%

Hyundai Motor Co.	30,057	5,273
Samsung Electronics Co. Ltd.	6,200	4,343
		9,616

Spain – 2.3%

Banco Santander S.A.	483,194	3,950
Iberdrola S.A.	292,835	1,982
		5,932

Sweden – 2.5%

Husqvarna AB, Class B	736,034	2,971
Telefonaktiebolaget LM Ericsson, Class B	369,533	3,540
		6,511

Switzerland – 10.3%

ABB Ltd. (Registered)*	79,728	1,362

Credit Suisse Group A.G. (Registered)*	138,655	3,598

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Switzerland – 10.3% – continued

Givaudan S.A. (Registered) *	3,139	$2,452

Novartis A.G. (Registered)	130,082	7,260

Roche Holding A.G. (Genusschein)	42,766	6,880

Syngenta A.G. (Registered) *	8,623	2,234
Xstrata PLC	263,056	3,299
		27,085

United Kingdom – 18.3%

BAE Systems PLC	419,811	1,731

Barclays PLC	1,938,471	4,758

BP PLC	324,974	1,949

Compass Group PLC	520,234	4,207

GlaxoSmithKline PLC	222,300	4,589

National Grid PLC	375,688	3,725

Pearson PLC	281,313	4,951

Prudential PLC	633,317	5,420

Rolls-Royce Holdings PLC *	163,362	1,498

Standard Chartered PLC	233,122	4,653

Vodafone Group PLC	2,545,057	6,572
Weir Group (The) PLC	171,462	4,108
		48,161

United States – 4.8%

Mead Johnson Nutrition Co.	52,474	3,612

NII Holdings, Inc. *	86,567	2,333

Schlumberger Ltd.	64,057	3,826
Virgin Media, Inc.	120,645	2,938
		12,709

Total Common Stocks (1)
(Cost $271,492)		248,831

PREFERRED STOCKS – 3.7%

Brazil – 2.0%
Itau Unibanco Holding S.A. ADR	336,478	5,222

Germany – 1.7%
Volkswagen A.G.	33,400	4,419
Total Preferred Stocks (1)
(Cost $13,503)		9,641

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	3,513,283	$3,513
Total Investment Companies
(Cost $3,513)		3,513

Total Investments – 99.4%
(Cost $288,508)		261,985
Other Assets less Liabilities – 0.6%		1,611
NET ASSETS – 100.0%		$263,596

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,241,000 with net sales of approximately $2,728,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	6.7
Energy	8.5
Financials	23.5
Health Care	7.3
Industrials	11.9
Information Technology	10.3
Materials	10.0
Telecommunication Services	5.1
Utilities	3.4

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the International Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.2%
British Pound	23.6
Japanese Yen	14.0
United States Dollar	12.6
Swiss Franc	9.2
All other currencies less than 5%	12.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$2,938	$27,039	$–	$29,977
Consumer Staples	3,612	13,586	–	17,198
Energy	9,348	12,552	–	21,900
Financials	1,920	53,680	–	55,600
Health Care	–	18,730	–	18,730
Industrials	–	30,855	–	30,855
Information Technology	–	26,602	–	26,602
Materials	8,117	17,831	–	25,948
Telecommunication Services	2,333	10,940	–	13,273
Utilities	–	8,748	–	8,748
Preferred Stocks
Consumer Discretionary	–	4,419	–	4,419
Financials	5,222	–		5,222
Investment Companies	3,513	–	–	3,513

Total Investments	$37,003	$224,982	$–	$261,985

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1%

Aerospace/Defense – 0.3%
General Dynamics Corp.	7,514	$427

Agriculture – 2.8%
Philip Morris International, Inc.	55,010	3,431

Auto Parts & Equipment – 1.5%
Johnson Controls, Inc.	69,572	1,835

Banks – 8.3%

Citigroup, Inc.	85,396	2,188

JPMorgan Chase & Co.	107,758	3,245

U.S. Bancorp	98,075	2,309
Wells Fargo & Co.	103,812	2,504
		10,246

Beverages – 3.2%

Anheuser - Busch InBev N.V. ADR	25,784	1,366

Dr Pepper Snapple Group, Inc.	31,931	1,239
PepsiCo, Inc.	21,102	1,306
		3,911

Biotechnology – 3.6%

Celgene Corp. *	27,514	1,704

Gilead Sciences, Inc. *	41,784	1,621
Life Technologies Corp. *	28,348	1,089
		4,414

Coal – 0.7%
Arch Coal, Inc.	56,658	826

Computers – 11.3%

Apple, Inc. *	15,368	5,858

Brocade Communications Systems, Inc. *	200,600	866

EMC Corp. *	91,296	1,916

Hewlett - Packard Co.	59,200	1,329

International Business Machines Corp.	9,871	1,728

NetApp, Inc. *	21,410	727
Teradata Corp. *	27,836	1,490
		13,914

Cosmetics/Personal Care – 2.3%
Procter & Gamble (The) Co.	44,196	2,792

Diversified Financial Services – 1.2%
Discover Financial Services	66,509	1,526

Electric – 3.0%

Dominion Resources, Inc.	25,356	1,287
Southern Co.	57,869	2,452
		3,739

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Electronics – 1.2%
TE Connectivity Ltd.	52,850	$1,487

Food – 1.0%
General Mills, Inc.	31,554	1,214

Healthcare – Products – 2.9%

Baxter International, Inc.	30,758	1,727
Covidien PLC	40,618	1,791
		3,518

Healthcare – Services – 3.3%

Humana, Inc.	26,412	1,921
UnitedHealth Group, Inc.	47,026	2,169
		4,090

Insurance – 2.4%

CNO Financial Group, Inc. *	347,001	1,877

MGIC Investment Corp. *	124,307	233
Unum Group	41,647	873
		2,983

Internet – 1.8%

F5 Networks, Inc. *	13,162	935
Google, Inc., Class A *	2,587	1,331
		2,266

Machinery – Diversified – 0.7%
Cummins, Inc.	9,835	803

Media – 2.2%

Comcast Corp., Class A	59,604	1,246
Walt Disney (The) Co.	48,483	1,462
		2,708

Metal Fabrication/Hardware – 1.5%
Precision Castparts Corp.	12,214	1,899

Mining – 1.7%

Alcoa, Inc.	107,853	1,032
BHP Billiton Ltd. ADR	15,840	1,053
		2,085

Miscellaneous Manufacturing – 4.7%

Dover Corp.	34,139	1,591

General Electric Co.	201,891	3,077
Honeywell International, Inc.	25,685	1,128
		5,796

Oil & Gas – 8.1%

Apache Corp.	11,730	941

Chevron Corp.	33,627	3,111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Oil & Gas – 8.1% – continued

Exxon Mobil Corp.	45,471	$3,303

Noble Energy, Inc.	14,866	1,052
Suncor Energy, Inc.	60,174	1,531
		9,938

Oil & Gas Services – 2.0%

National - Oilwell Varco, Inc.	19,296	988
Schlumberger Ltd.	25,516	1,524
		2,512

Pharmaceuticals – 5.6%

McKesson Corp.	21,116	1,535

Mead Johnson Nutrition Co.	18,806	1,294

Merck & Co., Inc.	71,840	2,350
Pfizer, Inc.	100,958	1,785
		6,964

Pipelines – 1.3%
Spectra Energy Corp.	67,696	1,661

Retail – 7.2%

Darden Restaurants, Inc.	33,187	1,419

Dick’s Sporting Goods, Inc. *	37,384	1,251

Guess?, Inc.	38,356	1,093

Nordstrom, Inc.	35,392	1,617

Target Corp.	31,158	1,528
TJX Cos., Inc.	34,409	1,908
		8,816

Semiconductors – 0.8%
Xilinx, Inc.	37,614	1,032

Software – 3.6%

Citrix Systems, Inc. *	23,174	1,264
Oracle Corp.	110,086	3,164
		4,428

Telecommunications – 7.1%

AT&T, Inc.	85,888	2,449

CenturyLink, Inc.	52,706	1,746

Cisco Systems, Inc.	136,298	2,111

MetroPCS Communications, Inc. *	46,174	402
QUALCOMM, Inc.	42,276	2,056
		8,764

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Transportation – 1.8%
Kansas City Southern *	44,133	$2,205
Total Common Stocks
(Cost $122,401)		122,230

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	442,973	443
Total Investment Companies
(Cost $443)		443

Total Investments – 99.5%
(Cost $122,844)		122,673
Other Assets less Liabilities – 0.5%		635
NET ASSETS – 100.0%		$123,308

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,502,000 with net sales of approximately $1,059,000 during the six months ended September 30, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	10.3
Energy	12.2
Financials	12.1
Health Care	14.5
Industrials	9.1
Information Technology	22.3
Materials	1.7
Telecommunication Services	3.8
Utilities	3.1

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$122,230(1)	$–	$–	$122,230
Investment Companies	443	–	–	443
Total Investments	$122,673	$–	$–	$122,673

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%

Aerospace/Defense – 2.4%
Boeing (The) Co.	12,985	$786
United Technologies Corp.	14,510	1,021
		1,807

Apparel – 3.9%

Coach, Inc.	18,380	953

Deckers Outdoor Corp. *	9,418	878
NIKE, Inc., Class B	12,908	1,104
		2,935

Auto Parts & Equipment – 1.9%
Johnson Controls, Inc.	53,835	1,420

Beverages – 3.2%

Green Mountain Coffee Roasters, Inc. *	12,299	1,143
PepsiCo, Inc.	21,266	1,316
		2,459

Biotechnology – 5.3%

Alexion Pharmaceuticals, Inc. *	17,515	1,122

Biogen Idec, Inc. *	4,510	420

Celgene Corp. *	18,685	1,157

Illumina, Inc. *	17,915	733
Vertex Pharmaceuticals, Inc. *	13,490	601
		4,033

Chemicals – 3.0%

Air Products & Chemicals, Inc.	8,675	663

E.I. du Pont de Nemours & Co.	19,550	781
Monsanto Co.	13,775	827
		2,271

Computers – 13.1%

Apple, Inc. *	11,325	4,317

Cognizant Technology Solutions Corp., Class A *	24,262	1,521

EMC Corp. *	61,230	1,285

International Business Machines Corp.	8,775	1,536

Riverbed Technology, Inc. *	22,860	456
Teradata Corp. *	15,730	842
		9,957

Cosmetics/Personal Care – 0.5%
Estee Lauder (The) Cos., Inc., Class A	4,385	385

Diversified Financial Services – 3.1%

American Express Co.	33,715	1,514
IntercontinentalExchange, Inc. *	7,349	869
		2,383

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Electronics – 1.0%
Trimble Navigation Ltd. *	23,235	$780

Environmental Control – 0.9%
Stericycle, Inc. *	7,995	645

Food – 1.6%
Whole Foods Market, Inc.	17,920	1,170

Healthcare – Products – 2.7%

Covidien PLC	16,225	716
Intuitive Surgical, Inc. *	3,614	1,316
		2,032

Internet – 9.1%

Amazon.com, Inc. *	12,115	2,620

F5 Networks, Inc. *	8,080	574

Google, Inc., Class A *	4,177	2,148

OpenTable, Inc. *	10,210	470
priceline.com, Inc. *	2,371	1,066
		6,878

Machinery – Diversified – 3.0%

Cummins, Inc.	13,885	1,134
Deere & Co.	17,715	1,144
		2,278

Media – 2.3%

DIRECTV, Class A *	18,305	773
Walt Disney (The) Co.	32,030	966
		1,739

Metal Fabrication/Hardware – 1.2%
Precision Castparts Corp.	5,970	928

Mining – 2.1%

BHP Billiton Ltd. ADR	11,440	760
Freeport-McMoRan Copper & Gold, Inc.	28,300	862
		1,622

Miscellaneous Manufacturing – 2.9%

Danaher Corp.	33,265	1,395
Polypore International, Inc. *	14,213	803
		2,198

Oil & Gas – 3.3%

Apache Corp.	11,510	923

Exxon Mobil Corp.	16,065	1,167
Suncor Energy, Inc.	17,490	445
		2,535

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Oil & Gas Services – 5.2%

Halliburton Co.	23,680	$723

National Oilwell Varco, Inc.	27,740	1,421
Schlumberger Ltd.	29,980	1,790
		3,934

Pharmaceuticals – 1.9%

Abbott Laboratories	16,115	824
Allergan, Inc.	7,650	630
		1,454

Retail – 8.0%

Costco Wholesale Corp.	10,995	903

Dick’s Sporting Goods, Inc. *	24,890	833

Lululemon Athletica, Inc. *	13,545	659

McDonald’s Corp.	13,060	1,147

Starbucks Corp.	34,315	1,280
Tiffany & Co.	20,970	1,275
		6,097

Semiconductors – 1.0%
ARM Holdings PLC ADR	30,735	784

Software – 8.5%

Autodesk, Inc. *	19,050	529

Cerner Corp. *	17,981	1,232

Citrix Systems, Inc. *	21,530	1,174

Informatica Corp. *	18,600	762

Oracle Corp.	34,615	995

Red Hat, Inc. *	18,340	775
Salesforce.com, Inc. *	8,467	967
		6,434

Telecommunications – 4.5%

Acme Packet, Inc. *	14,475	617

American Tower Corp., Class A *	15,985	860
QUALCOMM, Inc.	39,690	1,930
		3,407

Transportation – 1.6%
Kansas City Southern *	24,535	1,226
Total Common Stocks
(Cost $74,807)		73,791

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.9%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	2,959,765	$2,960
Total Investment Companies
(Cost $2,960)		2,960

Total Investments – 101.1%
(Cost $77,767)		76,751
Liabilities less Other Assets – (1.1)%		(847)
NET ASSETS – 100.0%		$75,904

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,143,000 with net purchases of approximately $1,817,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	20.3%
Consumer Staples	6.7
Energy	8.8
Financials	3.2
Health Care	11.9
Industrials	12.3
Information Technology	30.3
Materials	5.3
Telecommunication Services	1.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$73,791(1)	$–	$–	$73,791
Investment Companies	2,960	–	–	2,960

Total Investments	$76,751	$–	$–	$76,751

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8%

Advertising – 2.2%
Omnicom Group, Inc.	78,985	$2,910

Aerospace/Defense – 2.7%
Boeing (The) Co.	57,485	3,478

Banks – 8.6%

Bank of New York Mellon (The) Corp.	118,005	2,194

Goldman Sachs Group (The), Inc.	27,590	2,608

JPMorgan Chase & Co.	102,565	3,089
Wells Fargo & Co.	136,470	3,292
		11,183

Beverages – 2.9%

Coca-Cola (The) Co.	24,115	1,629
PepsiCo, Inc.	34,035	2,107
		3,736

Building Materials – 1.2%
Masco Corp.	229,425	1,634

Chemicals – 1.9%
Dow Chemical (The) Co.	109,545	2,460

Computers – 3.3%

Dell, Inc. *	190,330	2,693
SanDisk Corp. *	40,240	1,624
		4,317

Diversified Financial Services – 5.8%

BlackRock, Inc.	22,095	3,270

CME Group, Inc.	7,900	1,946
Invesco Ltd.	154,520	2,397
		7,613

Food – 2.4%

Kellogg Co.	31,110	1,655
Kraft Foods, Inc., Class A	45,070	1,513
		3,168

Healthcare – Products – 4.5%

Johnson & Johnson	40,995	2,612
Medtronic, Inc.	97,910	3,254
		5,866

Housewares – 2.2%
Newell Rubbermaid, Inc.	243,460	2,890

Insurance – 6.9%

Allstate (The) Corp.	116,355	2,757

MetLife, Inc.	101,650	2,847
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Insurance – 6.9% – continued
Prudential Financial, Inc.	71,110	$3,332
		8,936

Investment Companies – 1.5%
KKR & Co. L.P.	184,075	1,914

Miscellaneous Manufacturing – 3.7%

3M Co.	28,015	2,011
General Electric Co.	182,850	2,787
		4,798

Oil & Gas – 8.6%

Chevron Corp.	42,155	3,900

Ensco PLC ADR	65,495	2,648
Exxon Mobil Corp.	64,045	4,652
		11,200

Oil & Gas Services – 3.7%

Baker Hughes, Inc.	44,455	2,052
Schlumberger Ltd.	45,925	2,743
		4,795

Pharmaceuticals – 8.8%

Abbott Laboratories	52,655	2,693

Merck & Co., Inc.	93,405	3,056

Pfizer, Inc.	183,555	3,245
Sanofi ADR	73,940	2,425
		11,419

Retail – 6.3%

Home Depot (The), Inc.	87,275	2,869

Staples, Inc.	185,275	2,464
Wal-Mart Stores, Inc.	55,015	2,855
		8,188

Savings & Loans – 2.2%
New York Community Bancorp, Inc.	244,660	2,912

Semiconductors – 4.9%

Applied Materials, Inc.	171,415	1,774
Intel Corp.	216,655	4,621
		6,395

Software – 2.9%
Microsoft Corp.	152,750	3,802

Telecommunications – 9.2%

AT&T, Inc.	129,215	3,685

Cisco Systems, Inc.	218,305	3,382

QUALCOMM, Inc.	42,860	2,084

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Telecommunications – 9.2% – continued
Vodafone Group PLC ADR	113,020	$2,899
		12,050

Tobacco – 2.4%
Philip Morris International, Inc.	50,080	3,124
Total Common Stocks
(Cost $133,109)		128,788

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	1,430,871	1,431
Total Investment Companies
(Cost $1,431)		1,431

Total Investments – 99.9%
(Cost $134,540)		130,219
Other Assets less Liabilities – 0.1%		134
NET ASSETS – 100.0%		$130,353

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,148,000 with net purchases of approximately $283,000 the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Large Cap Value Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.7%
Consumer Staples	10.0
Energy	12.4
Financials	25.3
Health Care	13.4
Industrials	7.7%
Information Technology	15.5
Materials	1.9
Telecommunication Services	5.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$128,788	(1)	$–	$–	$128,788
Investment Companies	1,431		–	–	1,431
Total Investments	$130,219		$–	$–	$130,219

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Advertising – 0.1%

APAC Customer Services, Inc. *	2,183	$19

Harte-Hanks, Inc.	7,705	65
Marchex, Inc., Class B	3,616	31
		115

Aerospace/Defense – 1.5%

AAR Corp.	4,383	73

Aerovironment, Inc. *	1,301	37

Astronics Corp. *	3,265	92

Astronics Corp., Class B *	327	9

Breeze-Eastern Corp. *	6,755	63

Cubic Corp.	4,347	170

Curtiss-Wright Corp.	5,945	171

Ducommun, Inc.	3,195	48

Esterline Technologies Corp. *	3,508	182

GenCorp, Inc. *	14,157	64

HEICO Corp.	6,017	296

Kaman Corp.	4,468	124

Kratos Defense & Security Solutions, Inc. *	598	4

LMI Aerospace, Inc. *	1,839	31

Moog, Inc., Class A *	6,581	215

National Presto Industries, Inc.	1,005	87

Orbital Sciences Corp. *	6,814	87

SIFCO Industries, Inc.	560	10

Teledyne Technologies, Inc. *	5,864	287
Triumph Group, Inc.	5,208	254
		2,304

Agriculture – 0.4%

Alico, Inc.	1,231	24

Alliance One International, Inc. *	11,039	27

Andersons (The), Inc.	3,586	121

Cadiz, Inc. *	4,650	37

Griffin Land & Nurseries, Inc.	165	4

Tejon Ranch Co. *	3,066	73

Universal Corp.	3,783	136
Vector Group Ltd.	7,638	131
		553

Airlines – 0.5%

Alaska Air Group, Inc. *	5,246	295

Allegiant Travel Co. *	3,076	145

Hawaiian Holdings, Inc. *	2,020	8

JetBlue Airways Corp. *	26,496	109

Republic Airways Holdings, Inc. *	1,736	5

Skywest, Inc.	8,579	99

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Airlines – 0.5% – continued
US Airways Group, Inc. *	20,300	$112
		773

Apparel – 1.5%

Carter’s, Inc. *	6,415	196

Cherokee, Inc.	595	8

Columbia Sportswear Co.	2,778	129

Crocs, Inc. *	4,300	102

Deckers Outdoor Corp. *	4,671	436

Delta Apparel, Inc. *	1,500	24

G-III Apparel Group Ltd. *	2,323	53

Iconix Brand Group, Inc. *	10,472	165

Jones Group (The), Inc.	9,600	88

K-Swiss, Inc., Class A *	2,620	11

Maidenform Brands, Inc. *	595	14

Oxford Industries, Inc.	3,067	105

Perry Ellis International, Inc. *	2,898	54

Quiksilver, Inc. *	22,523	69

Skechers U.S.A., Inc., Class A *	4,366	61

Steven Madden Ltd. *	3,952	119

Superior Uniform Group, Inc.	4,114	46

True Religion Apparel, Inc. *	4,777	129

Unifi, Inc. *	2,620	21

Warnaco Group (The), Inc. *	5,069	234

Weyco Group, Inc.	714	16
Wolverine World Wide, Inc.	8,288	276
		2,356

Auto Manufacturers – 0.0%

Force Protection, Inc. *	3,906	15
Wabash National Corp. *	8,600	41
		56

Auto Parts & Equipment – 0.7%

American Axle & Manufacturing

Holdings, Inc. *	3,179	24

Amerigon, Inc. *	1,002	13

Cooper Tire & Rubber Co.	9,175	100

Dana Holding Corp. *	21,911	230

Dorman Products, Inc. *	2,311	77

Exide Technologies *	7,100	28

Fuel Systems Solutions, Inc. *	5,570	107

Meritor, Inc. *	2,342	17

Miller Industries, Inc.	3,827	66

Modine Manufacturing Co. *	7,952	72

Spartan Motors, Inc.	1,467	6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Auto Parts & Equipment – 0.7% – continued

Standard Motor Products, Inc.	1,588	$21

Superior Industries International, Inc.	5,232	81

Tenneco, Inc. *	7,315	187
Titan International, Inc.	5,332	80
		1,109

Banks – 4.7%

1st Source Corp.	6,125	128

Alliance Bancorp, Inc. of Pennsylvania	609	6

Alliance Financial Corp.	161	5

American National Bankshares, Inc.	2,917	53

Ameris Bancorp *	888	8

Ames National Corp.	2,887	45

Arrow Financial Corp.	2,986	66

Banco Latinoamericano de Comercio Exterior S.A., Class E	2,605	40

Bancorp (The), Inc. *	1,588	11

Bancorp Rhode Island, Inc.	153	7

BancorpSouth, Inc.	11,300	99

Bank of Marin Bancorp	162	5

Bank of South Carolina Corp.	200	2

Bank of the Ozarks, Inc.	3,176	66

Banner Corp.	208	3

Bar Harbor Bankshares	1,886	53

BCB Bancorp, Inc.	714	7

Berkshire Bancorp, Inc. *	321	2

Boston Private Financial Holdings, Inc.	2,905	17

Bryn Mawr Bank Corp.	3,565	59

Camden National Corp.	893	24

Capital City Bank Group, Inc.	4,376	46

Cardinal Financial Corp.	1,290	11

Cass Information Systems, Inc.	164	5

Cathay General Bancorp	8,457	96

Center Bancorp, Inc.	6,132	59

Centerstate Banks, Inc.	720	4

Century Bancorp, Inc., Class A	2,810	65

Chemical Financial Corp.	5,022	77

Citizens & Northern Corp.	738	11

City Holding Co.	2,918	79

CoBiz Financial, Inc.	1,764	8

Columbia Banking System, Inc.	3,628	52

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	3,471	79

Community Trust Bancorp, Inc.	2,743	64

CVB Financial Corp.	14,771	114

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 4.7% – continued

Eagle Bancorp, Inc. *	4,376	$52

Enterprise Bancorp, Inc.	705	9

Enterprise Financial Services Corp.	862	12

Farmers Capital Bank Corp. *	712	3

Fidelity Southern Corp.	1,755	11

Financial Institutions, Inc.	4,069	58

First Bancorp	893	9

First Bancorp, Inc.	3,483	44

First Busey Corp.	16,787	73

First Citizens BancShares, Inc., Class A	400	57

First Community Bancshares, Inc.	4,962	51

First Financial Bancorp	7,825	108

First Financial Bankshares, Inc.	3,274	86

First Financial Corp.	3,071	84

First Horizon National Corp. - (Fractional Shares) *	38,609	–

First Merchants Corp.	1,310	9

First Midwest Bancorp, Inc.	8,569	63

First of Long Island (The) Corp.	2,630	60

First South Bancorp, Inc. *	560	2

FirstMerit Corp.	13,525	154

FNB Corp.	15,525	133

German American Bancorp, Inc.	441	7

Glacier Bancorp, Inc.	8,599	81

Great Southern Bancorp, Inc.	6,276	105

Guaranty Bancorp *	5,241	6

Hancock Holding Co.	8,313	223

Hanmi Financial Corp. *	1,295	1

Hawthorn Bancshares, Inc.	588	4

Heartland Financial USA, Inc.	712	10

Heritage Financial Corp.	705	8

IBERIABANK Corp.	3,659	172

Independent Bank Corp.	3,781	82

International Bancshares Corp.	5,836	77

Jeffersonville Bancorp	214	2

Lakeland Bancorp, Inc.	7,651	60

Lakeland Financial Corp.	1,159	24

MainSource Financial Group, Inc.	1,292	11

MB Financial, Inc.	6,690	98

Merchants Bancshares, Inc.	2,640	71

Metro Bancorp, Inc. *	873	8

Middleburg Financial Corp.	2,778	42

Midsouth Bancorp, Inc.	856	9

MidWestOne Financial Group, Inc.	564	8

Nara Bancorp, Inc. *	1,010	6

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 4.7% – continued

National Bankshares, Inc.	2,038	$49

NBT Bancorp, Inc.	5,225	97

Northrim BanCorp, Inc.	3,199	62

Norwood Financial Corp.	2,051	50

Ohio Valley Banc Corp.	813	14

Old National Bancorp	10,171	95

Oriental Financial Group, Inc.	8,227	80

Orrstown Financial Services, Inc.	1,886	24

Pacific Capital Bancorp N.A. *	186	5

Pacific Continental Corp.	873	6

PacWest Bancorp	5,197	72

Park National Corp.	2,200	116

Peapack Gladstone Financial Corp.	720	7

Peoples Bancorp, Inc.	893	10

Peoples Financial Corp.	421	4

Pinnacle Financial Partners, Inc. *	4,962	54

Porter Bancorp, Inc.	723	3

Premier Financial Bancorp, Inc. *	1,020	5

PrivateBancorp, Inc.	5,376	40

Prosperity Bancshares, Inc.	5,962	195

QCR Holdings, Inc.	716	6

Renasant Corp.	2,320	30

Republic Bancorp, Inc., Class A	1,607	28

Republic First Bancorp, Inc. *	1,598	3

S&T Bancorp, Inc.	5,240	85

S.Y. Bancorp, Inc.	2,913	54

Sandy Spring Bancorp, Inc.	4,366	64

Savannah Bancorp (The), Inc. *	712	4

SCBT Financial Corp.	4,329	107

Seacoast Banking Corp. of Florida *	4,639	7

Shore Bancshares, Inc.	893	4

Sierra Bancorp	893	8

Signature Bank *	5,002	239

Simmons First National Corp., Class A	2,926	64

Southern National Bancorp of Virginia, Inc. *	712	5

Southside Bancshares, Inc.	3,069	55

Southwest Bancorp, Inc. *	887	4

State Bancorp, Inc.	712	8

StellarOne Corp.	1,326	13

Sterling Bancorp	1,011	7

Sterling Financial Corp. *	3,900	48

Suffolk Bancorp	714	6

Sun Bancorp, Inc.*	1,877	5

Susquehanna Bancshares, Inc.	13,397	73

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 4.7% – continued

SVB Financial Group *	4,949	$183

Synovus Financial Corp.	85,600	92

Texas Capital Bancshares, Inc. *	2,900	66

Tompkins Financial Corp.	2,709	97

Tower Bancorp, Inc.	1,588	33

TowneBank	1,611	18

Trico Bancshares	3,339	41

Trustco Bank Corp. NY	9,745	43

Trustmark Corp.	6,996	127

UMB Financial Corp.	5,241	168

Umpqua Holdings Corp.	15,574	137

Union First Market Bankshares Corp.	893	10

United Bancorp, Inc.	714	6

United Bankshares, Inc.	6,115	123

United Community Banks, Inc. *	6,375	54

Univest Corp. of Pennsylvania	595	8

Washington Banking Co.	705	7

Washington Trust Bancorp, Inc.	3,917	77

Webster Financial Corp.	6,847	105

WesBanco, Inc.	2,765	48

West Bancorporation, Inc.	1,175	10

Westamerica Bancorporation	3,637	139

Western Alliance Bancorp *	1,870	10

Wilshire Bancorp, Inc. *	744	2

Wintrust Financial Corp.	3,066	79
Yadkin Valley Financial Corp. *	2,334	4
		7,273

Beverages – 0.3%

Boston Beer Co., Inc., Class A *	893	65

Central European Distribution Corp. *	9,900	69

Coca-Cola Bottling Co. Consolidated	1,872	104

Craft Brewers Alliance, Inc. *	8,200	46

Farmer Bros. Co.	7,389	41

National Beverage Corp.	3,332	50
Peet’s Coffee & Tea, Inc. *	2,230	124
		499

Biotechnology – 1.8%

Acorda Therapeutics, Inc. *	7,095	142

Affymax, Inc. *	1,913	9

Amylin Pharmaceuticals, Inc. *	18,700	173

Arena Pharmaceuticals, Inc. *	5,531	8

Ariad Pharmaceuticals, Inc. *	22,055	194

Arqule, Inc. *	2,306	12

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Biotechnology – 1.8% – continued

Astex Pharmaceuticals *	2,027	$4

BioCryst Pharmaceuticals, Inc. *	1,177	3

Cambrex Corp. *	23,522	119

Celldex Therapeutics, Inc. *	8,176	19

Charles River Laboratories International, Inc. *	7,400	212

Chelsea Therapeutics International Ltd. *	2,608	9

Cubist Pharmaceuticals, Inc. *	6,848	242

Curis, Inc. *	2,326	7

Cytokinetics, Inc. *	3,771	4

Emergent Biosolutions, Inc. *	3,771	58

Enzo Biochem, Inc. *	1,757	4

Enzon Pharmaceuticals, Inc. *	14,689	103

Exelixis, Inc. *	15,441	84

Geron Corp. *	8,435	18

GTx, Inc. *	1,910	6

Harvard Bioscience, Inc. *	2,464	10

Idera Pharmaceuticals, Inc. *	1,886	2

Immunogen, Inc. *	5,944	65

Immunomedics, Inc. *	19,060	61

Incyte Corp. Ltd. *	10,929	153

InterMune, Inc. *	7,111	144

Lexicon Pharmaceuticals, Inc. *	2,196	2

Ligand Pharmaceuticals, Inc., Class B *	705	10

Maxygen, Inc.	3,356	18

Medicines (The) Co. *	8,973	133

Micromet, Inc. *	7,864	38

Momenta Pharmaceuticals, Inc. *	6,127	70

Myriad Genetics, Inc. *	5,100	96

Nanosphere, Inc. *	2,038	2

Novavax, Inc. *	3,186	5

NPS Pharmaceuticals, Inc. *	9,059	59

OncoGenex Pharmaceutical, Inc. *	5,895	58

PDL BioPharma, Inc.	22,886	127

Peregrine Pharmaceuticals, Inc. *	14,395	16

Protalix BioTherapeutics, Inc. *	15,385	71

Repligen Corp. *	4,417	14

RTI Biologics, Inc. *	4,514	15

Sangamo Biosciences, Inc. *	4,079	18

Seattle Genetics, Inc. *	8,866	169

Sequenom, Inc. *	5,259	27
Vical, Inc. *	2,338	6
		2,819

Building Materials – 0.8%

AAON, Inc.	2,208	$35

Apogee Enterprises, Inc.	7,789	67

Builders FirstSource, Inc. *	2,329	3

Comfort Systems USA, Inc.	7,697	64

Drew Industries, Inc.	6,848	137

Eagle Materials, Inc.	8,073	134

Gibraltar Industries, Inc. *	1,768	14

Interline Brands, Inc. *	6,681	86

Louisiana-Pacific Corp. *	21,016	107

LSI Industries, Inc.	1,318	8

NCI Building Systems, Inc. *	291	2

Quanex Building Products Corp.	3,616	40

Simpson Manufacturing Co., Inc.	5,259	131

Texas Industries, Inc.	4,500	143

Trex Co., Inc. *	3,787	61

Universal Forest Products, Inc.	3,488	84
USG Corp. *	7,800	52
		1,168

Chemicals – 2.3%

A. Schulman, Inc.	5,690	97

Aceto Corp.	16,691	88

American Vanguard Corp.	4,320	48

Arch Chemicals, Inc.	4,201	197

Balchem Corp.	2,481	92

Chemtura Corp. *	3,900	39

Codexis, Inc. *	597	3

Ferro Corp. *	17,561	108

Georgia Gulf Corp. *	5,081	70

H.B. Fuller Co.	7,715	141

Hawkins, Inc.	2,818	90

Innophos Holdings, Inc.	3,833	153

Innospec, Inc. *	6,392	155

KMG Chemicals, Inc.	2,778	34

Kraton Performance Polymers, Inc. *	2,800	45

Landec Corp. *	1,733	9

Minerals Technologies, Inc.	2,345	115

NewMarket Corp.	2,173	330

Olin Corp.	8,893	160

OM Group, Inc. *	3,474	90

Omnova Solutions, Inc. *	4,962	18

PolyOne Corp.	11,213	120

Quaker Chemical Corp.	3,923	102

Sensient Technologies Corp.	7,346	239

Solutia, Inc. *	13,975	180

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Chemicals – 2.3% – continued

Spartech Corp. *	3,363	$11

Stepan Co.	2,191	147

TPC Group, Inc. *	2,300	46

W.R. Grace & Co. *	9,876	329

Westlake Chemical Corp.	7,874	270

Zep, Inc.	4,197	63
Zoltek Cos., Inc. *	2,741	18
		3,607

Coal – 0.2%

Cloud Peak Energy, Inc. *	7,800	132

James River Coal Co. *	3,943	25

Patriot Coal Corp. *	14,500	123
Westmoreland Coal Co. *	739	6
		286

Commercial Services – 6.0%

Aaron’s, Inc.	2,700	68

ABM Industries, Inc.	5,944	113

Acacia Research – Acacia Technologies*	5,500	198

Advance America Cash Advance Centers, Inc.	4,526	33

Advisory Board (The) Co. *	3,045	197

Albany Molecular Research, Inc. *	3,204	9

American Public Education, Inc. *	1,588	54

American Reprographics Co. *	3,367	11

Arbitron, Inc.	4,963	164

Ascent Capital Group, Inc., Class A *	1,400	55

Asset Acceptance Capital Corp. *	1,161	4

AVEO Pharmaceuticals, Inc. *	3,800	59

Barrett Business Services, Inc.	893	12

Bridgepoint Education, Inc. *	3,200	56

Capella Education Co. *	1,449	41

Cardtronics, Inc. *	5,525	127

Career Education Corp. *	7,500	98

CBIZ, Inc. *	9,899	65

CDI Corp.	1,672	18

Cenveo, Inc. *	3,794	11

Chemed Corp.	4,346	239

Collectors Universe	4,000	59

Consolidated Graphics, Inc. *	1,290	47

Convergys Corp. *	11,211	105

CoreLogic, Inc. *	13,100	140

Corinthian Colleges, Inc. *	7,403	12

Corporate Executive Board (The) Co.	4,182	125

Corvel Corp. *	2,783	118
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 6.0% – continued

CoStar Group, Inc. *	4,085	$212

CPI Corp.	9,993	62

CRA International, Inc. *	3,364	67

Cross Country Healthcare, Inc. *	2,889	12

Deluxe Corp.	6,391	119

DFC Global Corp. *	5,429	119

Dollar Thrifty Automotive Group, Inc. *	3,076	173

Electro Rent Corp.	6,733	93

Euronet Worldwide, Inc. *	8,300	131

ExlService Holdings, Inc. *	4,663	103

Forrester Research, Inc.	4,794	156

Franklin Covey Co. *	1,155	9

FTI Consulting, Inc. *	5,400	199

Geo Group (The), Inc. *	10,637	197

Global Cash Access Holdings, Inc. *	5,377	14

Great Lakes Dredge & Dock Corp.	4,202	17

H&E Equipment Services, Inc. *	2,451	20

Hackett Group (The), Inc. *	2,773	10

Healthcare Services Group, Inc.	9,760	158

Heartland Payment Systems, Inc.	3,000	59

Hill International, Inc. *	1,453	7

Hillenbrand, Inc.	9,800	180

HMS Holdings Corp. *	10,878	265

Huron Consulting Group, Inc. *	1,766	55

ICF International, Inc. *	887	17

Information Services Group, Inc. *	3,195	3

Insperity, Inc.	4,543	101

Integramed America, Inc. *	1,167	9

Intersections, Inc.	1,328	17

K12, Inc. *	3,588	91

Kelly Services, Inc., Class A	5,656	65

Kenexa Corp. *	3,100	49

Kforce, Inc. *	6,253	61

Korn/Ferry International *	6,000	73

Landauer, Inc.	1,763	87

Learning Tree International, Inc. *	712	5

Live Nation Entertainment, Inc. *	16,821	135

Mac-Gray Corp.	1,007	13

MAXIMUS, Inc.	7,882	275

McGrath Rentcorp	4,675	111

Medifast, Inc. *	595	10

Midas, Inc. *	893	7

MoneyGram International, Inc. *	2,021	5

Monro Muffler Brake, Inc.	4,501	148

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 6.0% – continued

Monster Worldwide, Inc. *	13,200	$95

Multi-Color Corp.	3,296	74

National Research Corp.	2,821	94

Navigant Consulting, Inc. *	7,872	73

Net 1 UEPS Technologies, Inc. *	7,145	46

Odyssey Marine Exploration, Inc. *	4,057	10

On Assignment, Inc. *	1,306	9

PAREXEL International Corp. *	9,059	172

PDI, Inc. *	1,197	8

Pendrell Corp. *	43,812	99

PHH Corp. *	7,721	124

Providence Service (The) Corp. *	6,308	67

QC Holdings, Inc.	1,458	4

Rent-A-Center, Inc.	7,842	215

Resources Connection, Inc.	7,116	70

Rollins, Inc.	14,092	264

RSC Holdings, Inc. *	6,554	47

Sotheby’s	8,347	230

Standard Parking Corp. *	5,247	82

StarTek, Inc. *	1,159	3

Steiner Leisure Ltd. *	1,607	66

Stewart Enterprises, Inc., Class A	12,280	73

Strayer Education, Inc.	1,700	130

SuccessFactors, Inc. *	7,971	183

Team, Inc. *	3,766	79

TeleTech Holdings, Inc. *	7,857	120

TNS, Inc. *	2,895	54

Transcend Services, Inc. *	3,460	78

TrueBlue, Inc. *	5,400	61

Universal Technical Institute, Inc. *	1,765	24

Valassis Communications, Inc. *	6,674	125

Viad Corp.	4,959	84

VistaPrint N.V. *	5,128	139

Volt Information Sciences, Inc. *	2,331	16
Wright Express Corp. *	7,145	272
		9,247

Computers – 1.7%

3D Systems Corp. *	4,878	68

Agilysys, Inc. *	9,762	70

Astro-Med, Inc.	863	6

CACI International, Inc., Class A *	4,171	208

CIBER, Inc. *	6,986	21

Cogo Group, Inc. *	11,749	25

Computer Services, Inc.	2,600	72

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Computers – 1.7% – continued

Computer Task Group, Inc. *	3,858	$43

Cray, Inc. *	1,458	8

Datalink Corp. *	1,612	11

Digimarc Corp. *	2,778	71

Dynamics Research Corp. *	893	8

iGate Corp.	3,067	35

Imation Corp. *	3,055	22

Immersion Corp. *	2,332	14

Insight Enterprises, Inc. *	8,157	124

Jack Henry & Associates, Inc.	10,831	314

LivePerson, Inc. *	7,967	79

Manhattan Associates, Inc. *	4,231	140

Mattersight Corp. *	1,886	8

Mentor Graphics Corp. *	12,454	120

Mercury Computer Systems, Inc. *	2,451	28

MTS Systems Corp.	4,634	142

Ness Technologies, Inc. *	1,616	12

Netscout Systems, Inc. *	7,278	83

PAR Technology Corp. *	4,311	15

Quantum Corp. *	16,870	31

Radisys Corp. *	1,018	6

Rimage Corp.	442	6

Silicon Graphics International Corp. *	1,878	22

Spansion, Inc., Class A *	4,500	55

STEC, Inc. *	4,664	47

Stratasys, Inc. *	3,847	71

Super Micro Computer, Inc. *	5,405	68

SYKES Enterprises, Inc. *	5,539	83

Synaptics, Inc. *	5,371	128

Syntel, Inc.	4,647	201

Tier Technologies, Inc. *	1,142	4

Transact Technologies, Inc. *	1,020	8

Unisys Corp. *	4,950	78
Virtusa Corp. *	1,009	13
		2,568

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	4,229	120

Inter Parfums, Inc.	5,466	85

Physicians Formula Holdings, Inc. *	239	1
Revlon, Inc., Class A *	595	7
		213

Distribution/Wholesale – 1.1%

Beacon Roofing Supply, Inc. *	7,708	123

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Distribution/Wholesale – 1.1% – continued

BlueLinx Holdings, Inc. *	2,774	$4

Brightpoint, Inc. *	14,500	134

Core-Mark Holding Co., Inc. *	298	9

GTSI Corp. *	12,521	58

Houston Wire & Cable Co.	2,193	25

MWI Veterinary Supply, Inc. *	2,153	148

Owens & Minor, Inc.	9,006	257

Pool Corp.	7,284	191

Rentrak Corp. *	2,904	37

Scansource, Inc. *	5,259	155

School Specialty, Inc. *	4,078	29

Titan Machinery, Inc. *	893	16

United Stationers, Inc.	7,898	215

Watsco, Inc.	4,096	209
WESCO International, Inc. *	4,235	142
		1,752

Diversified Financial Services – 2.0%

Aircastle Ltd.	4,938	47

BGC Partners, Inc., Class A	2,178	13

Calamos Asset Management, Inc., Class A	2,052	21

California First National Bancorp	1,616	25

Charles Schwab (The) Corp.	6,386	72

Cohen & Steers, Inc.	3,388	97

CompuCredit Holdings Corp. *	4,829	13

Credit Acceptance Corp. *	3,477	224

Diamond Hill Investment Group, Inc.	298	21

Doral Financial Corp. *	2,618	3

Duff & Phelps Corp., Class A	4,663	50

Edelman Financial Group, Inc.	1,896	12

Encore Capital Group, Inc. *	4,795	105

Epoch Holding Corp.	883	12

Evercore Partners, Inc., Class A	2,612	60

FBR & Co. *	4,958	12

Financial Engines, Inc. *	3,000	54

First Marblehead (The) Corp. *	1,758	2

GAMCO Investors, Inc., Class A	2,754	108

GFI Group, Inc.	11,362	46

Gleacher & Co., Inc. *	2,329	3

Harris & Harris Group, Inc. *	1,588	6

Hercules Technology Growth Capital, Inc.	3,056	26

Higher One Holdings, Inc. *	5,800	94

Institutional Financial Markets, Inc.	894	2

Interactive Brokers Group, Inc., Class A	8,469	118

Intl. FCStone, Inc. *	4,489	93
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Diversified Financial Services – 2.0% – continued

Investment Technology Group, Inc. *	4,366	$43

Janus Capital Group, Inc.	23,500	141

JMP Group, Inc.	1,013	6

KBW, Inc.	4,500	62

Knight Capital Group, Inc., Class A *	9,328	113

MarketAxess Holdings, Inc.	5,230	136

MF Global Holdings Ltd. *	17,900	74

MicroFinancial, Inc.	2,341	13

National Financial Partners Corp. *	7,403	81

Nelnet, Inc., Class A	6,567	123

NewStar Financial, Inc. *	1,871	17

Ocwen Financial Corp. *	5,667	75

Penson Worldwide, Inc. *	2,187	3

Piper Jaffray Cos. *	2,887	52

Portfolio Recovery Associates, Inc. *	1,723	107

Pzena Investment Management, Inc., Class A	4,635	15

Siebert Financial Corp. *	858	1

Stifel Financial Corp. *	6,345	169

SWS Group, Inc.	2,778	13

U.S. Global Investors, Inc., Class A	1,290	9

Virtus Investment Partners, Inc. *	2,742	147

Walter Investment Management Corp.	6,613	152

Westwood Holdings Group, Inc.	560	19
World Acceptance Corp. *	3,474	194
		3,104

Electric – 2.3%

Allete, Inc.	5,471	200

Avista Corp.	10,158	242

Black Hills Corp.	6,269	192

Central Vermont Public Service Corp.	4,063	143

CH Energy Group, Inc.	2,500	131

Cleco Corp.	9,145	312

El Paso Electric Co.	7,251	233

Empire District Electric (The) Co.	5,947	115

GenOn Energy, Inc. *	45,100	125

IDACORP, Inc.	8,462	320

MGE Energy, Inc.	3,032	123

NorthWestern Corp.	5,259	168

Ormat Technologies, Inc.	1,600	26

Otter Tail Corp.	4,500	82

Pike Electric Corp. *	2,332	16

PNM Resources, Inc.	11,036	181

Portland General Electric Co.	12,350	293

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Electric – 2.3% – continued

UIL Holdings Corp.	7,900	$260

Unisource Energy Corp.	6,480	234
Unitil Corp.	3,913	101
		3,497

Electrical Components & Equipment – 0.8%

Advanced Battery Technologies, Inc. *	72,207	73

Advanced Energy Industries, Inc. *	10,200	88

American Superconductor Corp. *	4,366	17

A-Power Energy Generation Systems Ltd. *	5,954	2

Belden, Inc.	6,095	157

China BAK Battery, Inc. *	1,588	1

Encore Wire Corp.	1,578	33

EnerSys *	6,381	128

GrafTech International Ltd. *	9,290	118

Graham Corp.	2,597	43

Harbin Electric, Inc. *	1,185	24

Insteel Industries, Inc.	2,038	21

Littelfuse, Inc.	2,476	100

Nexxus Lighting, Inc. *	2,331	3

Orion Energy Systems, Inc. *	1,448	4

Powell Industries, Inc. *	3,090	96

Power-One, Inc. *	6,095	27

PowerSecure International, Inc. *	1,588	8

Satcon Technology Corp. *	3,051	3

SL Industries, Inc. *	900	15

SunPower Corp., Class A *	7,782	63

Ultralife Corp. *	2,490	12

Universal Display Corp. *	4,069	195
Vicor Corp.	2,752	24
		1,255

Electronics – 2.3%

American Science & Engineering, Inc.	1,003	61

Analogic Corp.	2,616	119

Badger Meter, Inc.	3,765	109

Bel Fuse, Inc., Class B	1,731	27

Benchmark Electronics, Inc. *	6,971	91

Brady Corp., Class A	6,405	169

Checkpoint Systems, Inc. *	6,831	93

Coherent, Inc. *	3,700	159

CTS Corp.	7,578	62

CyberOptics Corp. *	4,253	34

Cymer, Inc. *	3,771	140

Daktronics, Inc.	3,922	34
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Electronics – 2.3% – continued

DDi Corp.	1,587	$11

Electro Scientific Industries, Inc. *	6,378	76

FARO Technologies, Inc. *	2,300	73

FEI Co. *	5,665	170

Identive Group, Inc. *	3,623	7

II-VI, Inc. *	6,726	118

Image Sensing Systems, Inc. *	858	6

Itron, Inc. *	4,892	144

Measurement Specialties, Inc. *	3,339	87

MEMSIC, Inc. *	2,461	6

Mesa Laboratories, Inc.	1,898	71

Methode Electronics, Inc.	8,161	61

Microvision, Inc. *	3,207	2

Mocon, Inc.	6,780	107

Multi-Fineline Electronix, Inc. *	3,829	76

Newport Corp. *	7,419	80

NVE Corp. *	1,641	99

OSI Systems, Inc. *	2,900	97

Park Electrochemical Corp.	3,311	71

Plexus Corp. *	5,089	115

Pulse Electronics Corp.	2,350	7

Rofin-Sinar Technologies, Inc. *	5,540	106

Rogers Corp. *	3,647	143

Sparton Corp. *	1,021	6

SRS Labs, Inc. *	1,020	7

Stoneridge, Inc. *	1,184	6

Taser International, Inc. *	4,358	19

Transcat, Inc. *	304	3

TTM Technologies, Inc. *	10,152	96

Viasystems Group, Inc. *	3,800	67

Vishay Intertechnology, Inc. *	3,797	32

Vishay Precision Group, Inc. *	285	4

Watts Water Technologies, Inc., Class A	4,778	127

Williams Controls, Inc.	1,011	11

Woodward, Inc.	8,435	231

X-Rite, Inc. *	2,616	10
Zygo Corp. *	1,290	15
		3,465

Energy – Alternate Sources – 0.1%

Ascent Solar Technologies, Inc. *	1,901	1

Clean Energy Fuels Corp. *	5,440	61

Comverge, Inc. *	739	1

FuelCell Energy, Inc. *	2,894	2

Green Plains Renewable Energy, Inc. *	712	7

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Energy – Alternate Sources – 0.1% – continued

Headwaters, Inc. *	5,259	$8

Hoku Corp. *	3,339	5

Plug Power, Inc. *	15,500	28

REX American Resources Corp. *	5,977	101
Syntroleum Corp. *	3,357	3
		217

Engineering & Construction – 0.7%

Argan, Inc. *	6,630	67

Dycom Industries, Inc. *	7,657	117

EMCOR Group, Inc. *	10,012	203

ENGlobal Corp. *	3,056	8

Exponent, Inc. *	3,353	139

Granite Construction, Inc.	7,541	142

Insituform Technologies, Inc., Class A *	4,092	47

Integrated Electrical Services, Inc. *	1,757	4

Layne Christensen Co. *	3,757	87

MasTec, Inc. *	8,446	149

Michael Baker Corp. *	4,369	84

National Technical Systems, Inc. *	7,075	34

Orion Marine Group, Inc. *	1,306	7

Sterling Construction Co., Inc. *	595	7
VSE Corp.	595	15
		1,110

Entertainment – 0.9%

Bluegreen Corp. *	1,743	4

Carmike Cinemas, Inc. *	1,186	8

Churchill Downs, Inc.	2,473	97

Cinemark Holdings, Inc.	7,145	135

Dover Downs Gaming & Entertainment, Inc.	1,906	4

DreamWorks Animation SKG, Inc., Class A *	10,000	182

Great Wolf Resorts, Inc. *	2,912	7

International Speedway Corp., Class A	5,100	116

Isle of Capri Casinos, Inc. *	10,277	50

Lakes Entertainment, Inc. *	4,077	10

Madison Square Garden (The) Co., Class A *	3,200	73

Multimedia Games Holding Co., Inc. *	1,757	7

National CineMedia, Inc.	5,250	76

Pinnacle Entertainment, Inc. *	6,725	61

Reading International, Inc., Class A *	1,312	6

Rick’s Cabaret International, Inc. *	6,900	46

Scientific Games Corp., Class A *	9,275	66
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Entertainment – 0.9% – continued

Shuffle Master, Inc. *	4,480	$38

Six Flags Entertainment Corp.	6,600	183

Speedway Motorsports, Inc.	2,483	30
Vail Resorts, Inc.	4,476	169
		1,368

Environmental Control – 0.7%

Calgon Carbon Corp. *	9,559	139

Clean Harbors, Inc. *	5,546	284

Darling International, Inc. *	17,712	223

EnergySolutions, Inc. *	3,659	13

Fuel Tech, Inc. *	1,463	8

Heritage-Crystal Clean, Inc. *	714	13

Metalico, Inc. *	1,461	6

Met-Pro Corp.	893	8

Mine Safety Appliances Co.	4,055	109

Perma-Fix Environmental Services *	4,229	5

Sharps Compliance Corp. *	2,400	11

Tetra Tech, Inc. *	8,566	161

TRC Cos., Inc. *	2,197	7
US Ecology, Inc.	4,841	75
		1,062

Food – 2.1%

Amcon Distributing Co.	515	29

Arden Group, Inc., Class A	1,235	98

B&G Foods, Inc.	9,839	164

Bridgford Foods Corp.	582	6

Calavo Growers, Inc.	595	12

Cal-Maine Foods, Inc.	3,184	100

Chiquita Brands International, Inc. *	6,982	58

Dean Foods Co. *	4,500	40

Diamond Foods, Inc.	3,309	264

Feihe International, Inc. *	298	2

Fresh Del Monte Produce, Inc.	5,400	125

Golden Enterprises, Inc.	670	2

Hain Celestial Group (The), Inc. *	5,976	183

Imperial Sugar Co.	595	4

Ingles Markets, Inc., Class A	4,220	60

J&J Snack Foods Corp.	3,345	161

Lancaster Colony Corp.	2,759	168

Lifeway Foods, Inc. *	298	3

M&F Worldwide Corp. *	2,183	54

Nash Finch Co.	3,488	94

Ruddick Corp.	7,411	289

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Food – 2.1% – continued

Sanderson Farms, Inc.	3,044	$145

Seaboard Corp.	67	121

Seneca Foods Corp., Class A *	298	6

Smart Balance, Inc. *	1,727	10

Snyders-Lance, Inc.	2,317	48

Spartan Stores, Inc.	2,603	40

SUPERVALU, Inc.	5,900	39

Tootsie Roll Industries, Inc.	5,690	137

TreeHouse Foods, Inc. *	4,937	305

United Natural Foods, Inc. *	7,365	273

Village Super Market, Inc., Class A	1,463	35
Weis Markets, Inc.	3,929	146
		3,221

Forest Products & Paper – 0.7%

Boise, Inc.	13,447	70

Buckeye Technologies, Inc.	6,729	162

Clearwater Paper Corp. *	3,512	119

Deltic Timber Corp.	1,000	60

KapStone Paper and Packaging Corp. *	1,141	16

Neenah Paper, Inc.	7,025	100

Orchids Paper Products Co.	595	8

P.H. Glatfelter Co.	10,067	133

Potlatch Corp.	5,978	188

Schweitzer-Mauduit International, Inc.	3,356	187
Wausau Paper Corp.	4,218	27
		1,070

Gas – 1.4%

Chesapeake Utilities Corp.	3,278	131

Delta Natural Gas Co., Inc.	153	5

Laclede Group (The), Inc.	2,990	116

New Jersey Resources Corp.	6,125	261

Nicor, Inc.	6,567	361

Northwest Natural Gas Co.	4,744	209

Piedmont Natural Gas Co., Inc.	9,619	278

RGC Resources, Inc.	690	13

South Jersey Industries, Inc.	4,373	218

Southwest Gas Corp.	7,368	266
WGL Holdings, Inc.	7,952	311
		2,169

Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	3,639	132

Healthcare - Products – 4.4%

Abaxis, Inc. *	3,643	83

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare - Products – 4.4% – continued

ABIOMED, Inc. *	7,859	$87

Accuray, Inc. *	792	3

Affymetrix, Inc. *	7,427	36

Align Technology, Inc. *	10,416	158

Allied Healthcare Products *	428	2

Alphatec Holdings, Inc. *	1,871	4

American Medical Alert Corp. *	13,109	110

Angiodynamics, Inc. *	3,500	46

Arthrocare Corp. *	3,400	98

AtriCure, Inc. *	2,645	26

Atrion Corp.	653	135

BioMimetic Therapeutics, Inc. *	6,032	20

Bovie Medical Corp. *	1,674	5

Bruker Corp. *	18,330	248

Cantel Medical Corp.	4,079	86

CardioNet, Inc. *	1,727	5

Cardiovascular Systems, Inc. *	6,395	73

Cepheid, Inc. *	8,440	328

Chindex International, Inc. *	5,656	50

Conceptus, Inc. *	5,664	59

CONMED Corp. *	4,962	114

Cooper (The) Cos., Inc.	1,290	102

CryoLife, Inc. *	1,312	6

Cutera, Inc. *	5,695	41

Cyberonics, Inc. *	4,103	116

Cynosure, Inc., Class A *	7,218	73

Daxor Corp.	560	6

DexCom, Inc. *	2,615	31

Digirad Corp. *	2,300	5

Endologix, Inc. *	5,084	51

Exactech, Inc. *	2,330	33

Female Health (The) Co.	1,151	5

Greatbatch, Inc. *	5,459	109

Haemonetics Corp. *	4,604	269

Hanger Orthopedic Group, Inc. *	5,679	107

Hansen Medical, Inc. *	2,167	7

ICU Medical, Inc. *	3,305	122

Insulet Corp. *	2,334	36

Integra LifeSciences Holdings Corp. *	3,950	141

Invacare Corp.	5,954	137

Iridex Corp. *	200	1

IRIS International, Inc. *	5,659	51

Kensey Nash Corp. *	3,281	80

LCA-Vision, Inc. *	8,137	17

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare - Products – 4.4% – continued

Luminex Corp. *	6,539	$145

MAKO Surgical Corp. *	725	25

Masimo Corp.	8,685	188

Medical Action Industries, Inc. *	7,276	37

MELA Sciences, Inc. *	2,052	9

Merge Healthcare, Inc. *	2,320	14

Meridian Bioscience, Inc.	5,394	85

Merit Medical Systems, Inc. *	8,672	114

Natus Medical, Inc. *	4,700	45

NuVasive, Inc. *	6,004	103

NxStage Medical, Inc. *	5,534	115

OraSure Technologies, Inc. *	13,979	111

Orthofix International N.V. *	4,971	172

Palomar Medical Technologies, Inc. *	2,473	20

PSS World Medical, Inc. *	8,286	163

Quidel Corp. *	6,990	114

Rochester Medical Corp. *	1,442	11

Rockwell Medical Technologies, Inc. *	1,306	11

Sirona Dental Systems, Inc. *	6,550	278

SonoSite, Inc. *	3,900	118

Span-America Medical Systems, Inc.	421	6

Spectranetics Corp. *	1,588	11

Stereotaxis, Inc. *	2,481	3

STERIS Corp.	8,268	242

SurModics, Inc. *	2,332	21

Symmetry Medical, Inc. *	3,800	29

Synovis Life Technologies, Inc. *	5,376	90

Thoratec Corp. *	8,200	268

TranS1, Inc. *	2,452	7

United-Guardian, Inc.	560	8

Utah Medical Products, Inc.	2,564	68

Vascular Solutions, Inc. *	6,010	69

Volcano Corp. *	7,264	215

West Pharmaceutical Services, Inc.	5,833	216

Wright Medical Group, Inc. *	4,700	84

Young Innovations, Inc.	2,597	74
Zoll Medical Corp. *	4,819	182
		6,793

Healthcare - Services – 2.0%

Addus HomeCare Corp.*	1,300	5

Air Methods Corp.*	2,453	156

Alliance HealthCare Services, Inc.*	5,801	7

Allied Healthcare International, Inc.*	2,892	11

Almost Family, Inc.*	5,609	93

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare - Services – 2.0% – continued

Amedisys, Inc. *	4,226	$63

American Dental Partners, Inc. *	11,225	109

Amsurg Corp. *	5,520	124

Assisted Living Concepts, Inc., Class A	8,212	104

Bio-Reference Labs, Inc. *	6,676	123

Capital Senior Living Corp. *	1,726	11

Centene Corp. *	7,264	208

Continucare Corp. *	6,120	39

Dynacq Healthcare, Inc. *	837	1

Emeritus Corp. *	6,656	94

Ensign Group (The), Inc.	1,588	37

Gentiva Health Services, Inc. *	4,383	24

Healthsouth Corp. *	10,634	159

Healthspring, Inc. *	8,152	297

IPC The Hospitalist Co., Inc. *	3,478	124

Kindred Healthcare, Inc. *	8,383	72

LHC Group, Inc. *	3,639	62

Magellan Health Services, Inc. *	5,239	253

Medcath Corp. *	8,530	118

Metropolitan Health Networks, Inc. *	4,072	19

Molina Healthcare, Inc. *	5,211	81

RadNet, Inc. *	35,284	86

Skilled Healthcare Group, Inc., Class A *	16,156	58

Sun Healthcare Group, Inc. *	1,592	4

Sunrise Senior Living, Inc. *	3,763	17

Triple-S Management Corp., Class B *	4,085	69

U.S. Physical Therapy, Inc.	4,372	81

Universal American Corp.	8,137	82
WellCare Health Plans, Inc. *	6,347	241
		3,032

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	5,170	63

Harbinger Group, Inc. *	13,767	70
Resource America, Inc., Class A	2,177	10
		143

Home Builders – 0.4%

AMREP Corp. *	6,493	47

Beazer Homes USA, Inc. *	1,910	3

Brookfield Residential Properties, Inc. *	663	4

Cavco Industries, Inc. *	3,176	109

Hovnanian Enterprises, Inc., Class A *	1,877	2

KB Home	9,017	53

M/I Homes, Inc. *	869	5

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Home Builders – 0.4% – continued

MDC Holdings, Inc.	7,700	$131

Meritage Homes Corp. *	5,700	86

Nobility Homes, Inc. *	858	6

Ryland Group (The), Inc.	5,259	56

Skyline Corp.	2,621	25

Thor Industries, Inc.	5,353	119
Winnebago Industries, Inc. *	4,927	34
		680

Home Furnishings – 0.4%

American Woodmark Corp.	3,803	46

Audiovox Corp., Class A *	1,141	6

DTS, Inc. *	2,021	50

Emerson Radio Corp. *	3,531	5

Ethan Allen Interiors, Inc.	5,800	79

Flexsteel Industries, Inc.	1,504	23

Furniture Brands International, Inc. *	3,479	7

Hooker Furniture Corp.	6,128	56

Kimball International, Inc., Class B	3,938	19

La-Z-Boy, Inc. *	8,880	66

Sealy Corp. *	4,957	7

Select Comfort Corp. *	5,400	75

Stanley Furniture Co., Inc. *	1,615	5

TiVo, Inc. *	10,471	98
Universal Electronics, Inc. *	1,160	19
		561

Household Products/Wares – 0.4%

ACCO Brands Corp. *	11,796	56

American Greetings Corp., Class A	5,113	94

Blyth, Inc.	860	48

Central Garden and Pet Co., Class A *	4,665	33

CSS Industries, Inc.	1,292	21

Ennis, Inc.	5,385	70

Helen of Troy Ltd. *	3,375	85

Oil-Dri Corp. of America	306	6

Prestige Brands Holdings, Inc. *	3,056	28

Standard Register (The) Co.	21,984	56
WD-40 Co.	4,088	163
		660

Housewares – 0.1%
Toro (The) Co.	4,400	217

Insurance – 3.3%
Alterra Capital Holdings Ltd.	11,731	223

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Insurance – 3.3% – continued

American Equity Investment Life

Holding Co.	9,911	$87

American Safety Insurance Holdings Ltd. *	6,764	125

AMERISAFE, Inc. *	2,186	40

Amtrust Financial Services, Inc.	4,808	107

Argo Group International Holdings Ltd.	2,318	66

Baldwin & Lyons, Inc., Class B	3,911	84

Citizens, Inc. *	12,707	81

CNO Financial Group, Inc. *	29,247	158

Crawford & Co., Class B	17,851	96

Delphi Financial Group, Inc., Class A	6,275	135

Donegal Group, Inc., Class A	1,766	21

Eastern Insurance Holdings, Inc.	1,290	17

eHealth, Inc. *	5,373	73

EMC Insurance Group, Inc.	6,027	111

Employers Holdings, Inc.	6,900	88

FBL Financial Group, Inc., Class A	2,026	54

First Acceptance Corp. *	3,340	4

First American Financial Corp.	11,940	153

Flagstone Reinsurance Holdings S.A.	9,875	77

FPIC Insurance Group, Inc. *	2,916	122

GAINSCO, Inc.	714	5

Greenlight Capital Re Ltd., Class A *	4,505	93

Hallmark Financial Services, Inc. *	1,009	7

Hanover Insurance Group (The), Inc.	5,100	181

Harleysville Group, Inc.	3,908	230

Hilltop Holdings, Inc. *	3,060	22

Horace Mann Educators Corp.	4,196	48

Independence Holding Co.	1,020	7

Investors Title Co.	1,069	38

Kansas City Life Insurance Co.	2,033	63

Kemper Corp.	5,800	139

Life Partners Holdings, Inc.	17,156	104

Maiden Holdings Ltd.	284	2

MBIA, Inc. *	18,600	135

Meadowbrook Insurance Group, Inc.	3,950	35

MGIC Investment Corp. *	23,144	43

Montpelier Re Holdings Ltd.	10,190	180

National Interstate Corp.	3,481	77

National Western Life Insurance Co., Class A	604	82

OneBeacon Insurance Group Ltd., Class A	4,499	61

Phoenix (The) Cos., Inc. *	7,582	9

Platinum Underwriters Holdings Ltd.	5,366	165

PMI Group (The), Inc. *	3,193	1

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Insurance – 3.3% – continued

Presidential Life Corp.	2,491	$21

Primerica, Inc.	1,034	22

Primus Guaranty Ltd. *	2,171	11

ProAssurance Corp.	4,134	298

Protective Life Corp.	10,800	169

Radian Group, Inc.	15,400	34

RLI Corp.	3,355	213

Safety Insurance Group, Inc.	2,599	98

SeaBright Holdings, Inc.	1,290	9

Selective Insurance Group, Inc.	6,252	82

StanCorp Financial Group, Inc.	5,700	157

Stewart Information Services Corp.	5,547	49

Symetra Financial Corp.	5,300	43

Tower Group, Inc.	4,812	110

Unico American Corp.	214	2

United Fire & Casualty Co.	5,384	95
Universal Insurance Holdings, Inc.	1,756	7
		5,069

Internet – 2.2%

1-800-FLOWERS.COM, Inc., Class A *	3,763	9

AboveNet, Inc.	3,400	182

Ancestry.com, Inc. *	4,300	101

AsiaInfo-Linkage, Inc. *	9,403	69

Blue Coat Systems, Inc. *	4,237	59

Blue Nile, Inc. *	1,471	52

BroadSoft, Inc. *	1,800	55

Cogent Communications Group, Inc. *	8,271	111

comScore, Inc. *	3,206	54

Crexendo, Inc.	1,588	5

DealerTrack Holdings, Inc. *	7,707	121

Digital River, Inc. *	4,664	97

Earthlink, Inc.	19,482	127

ePlus, Inc. *	4,366	108

Global Sources Ltd. *	4,528	31

ICG Group, Inc. *	1,583	15

Infospace, Inc. *	3,336	28

Internap Network Services Corp. *	4,198	21

iPass, Inc. *	2,134	3

j2 Global Communications, Inc.	6,116	164

Keynote Systems, Inc.	7,261	153

Lionbridge Technologies, Inc. *	2,905	7

Liquidity Services, Inc. *	4,635	149

LoopNet, Inc. *	6,094	104

ModusLink Global Solutions, Inc.	8,154	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Internet – 2.2% – continued

Move, Inc. *	5,089	$7

NIC, Inc.	5,657	65

Nutrisystem, Inc.	3,076	37

Online Resources Corp. *	2,026	5

OpenTable, Inc. *	1,873	86

Openwave Systems, Inc. *	3,352	5

Orbitz Worldwide, Inc. *	3,392	7

Overstock.com, Inc. *	893	8

PC-Tel, Inc. *	1,457	9

Perficient, Inc. *	3,364	25

RealNetworks, Inc.	3,158	27

S1 Corp. *	4,800	44

Saba Software, Inc. *	1,448	8

Safeguard Scientifics, Inc. *	1,326	20

Sapient Corp.	11,038	112

Shutterfly, Inc. *	4,142	171

Sourcefire, Inc. *	5,352	143

Stamps.com, Inc.	5,393	110

support.com, Inc. *	3,056	6

TeleCommunication Systems, Inc., Class A *	6,550	23

Travelzoo, Inc. *	3,796	83

United Online, Inc.	20,090	105

ValueClick, Inc. *	10,640	166

VASCO Data Security International, Inc. *	3,357	17

VirnetX Holding Corp. *	2,900	43

Vocus, Inc. *	2,778	47

Web.com Group, Inc. *	2,040	14

Websense, Inc. *	6,855	119
Zix Corp. *	3,634	10
		3,375

Investment Companies – 0.4%

Apollo Investment Corp.	23,691	178

Arlington Asset Investment Corp., Class A	595	14

BlackRock Kelso Capital Corp.	11,642	85

Capital Southwest Corp.	855	63

Gladstone Investment Corp.	1,307	9

Kohlberg Capital Corp.	1,746	10

MCG Capital Corp.	5,080	20

Medallion Financial Corp.	1,004	9

NGP Capital Resources Co.	1,030	7

PennantPark Investment Corp.	1,290	12

Prospect Capital Corp.	10,467	88

Solar Capital Ltd.	2,900	59

TICC Capital Corp.	1,588	13

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Investment Companies – 0.4% – continued
Triangle Capital Corp.	3,500	$53
		620

Iron/Steel – 0.2%

AK Steel Holding Corp.	12,500	82

China Precision Steel, Inc. *	2,783	1

Great Northern Iron Ore Properties	298	31

Schnitzer Steel Industries, Inc., Class A	2,600	96

Shiloh Industries, Inc.	1,736	16
Universal Stainless & Alloy *	2,917	74
		300

Leisure Time – 0.4%

Ambassadors Group, Inc.	893	5

Arctic Cat, Inc. *	3,800	55

Bowl America, Inc., Class A	560	7

Brunswick Corp.	3,025	42

Callaway Golf Co.	11,944	62

Interval Leisure Group, Inc. *	2,363	32

Johnson Outdoors, Inc., Class A *	2,215	34

Life Time Fitness, Inc. *	5,869	216

Marine Products Corp. *	2,907	10

Town Sports International Holdings, Inc. *	3,505	25
WMS Industries, Inc. *	8,000	141
		629

Lodging – 0.2%

Ameristar Casinos, Inc.	3,671	59

Boyd Gaming Corp. *	1,325	6

Gaylord Entertainment Co. *	4,664	90

Marcus (The) Corp.	2,618	26

Monarch Casino & Resort, Inc. *	1,011	10

Morgans Hotel Group Co. *	8,678	52

Orient-Express Hotels Ltd., Class A *	7,100	49
Red Lion Hotels Corp. *	1,309	9
		301

Machinery – Construction & Mining – 0.1%
Astec Industries, Inc. *	3,500	102

Machinery – Diversified – 1.6%

Alamo Group, Inc.	595	12

Altra Holdings, Inc. *	3,344	39

Applied Industrial Technologies, Inc.	7,003	190

Briggs & Stratton Corp.	6,855	93

Cascade Corp.	2,059	69

Chart Industries, Inc. *	3,657	154

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Machinery – Diversified – 1.6% – continued

Cognex Corp.	4,500	$122

Columbus McKinnon Corp. *	1,439	16

DXP Enterprises, Inc. *	3,993	75

Flow International Corp. *	2,462	5

Global Power Equipment Group, Inc. *	4,436	103

Gorman-Rupp (The) Co.	4,302	106

Hollysys Automation Technologies Ltd. *	4,400	26

Hurco Cos., Inc. *	1,159	24

Intermec, Inc. *	7,549	49

iRobot Corp. *	3,688	93

Kadant, Inc. *	858	15

Key Technology, Inc. *	4,860	56

Lindsay Corp.	1,588	85

Manitowoc (The) Co., Inc.	14,544	98

Middleby Corp. *	2,896	204

NACCO Industries, Inc., Class A	1,295	82

Nordson Corp.	8,676	345

Robbins & Myers, Inc.	4,560	158

Sauer-Danfoss, Inc. *	2,250	65

Tecumseh Products Co., Class A *	1,326	10

Tennant Co.	3,100	110
Twin Disc, Inc.	1,614	43
		2,447

Media – 0.5%

Courier Corp.	10,337	68

Crown Media Holdings, Inc., Class A *	4,502	6

Daily Journal Corp. *	700	46

DG FastChannel, Inc. *	3,636	62

Dolan (The) Co. *	893	8

Entercom Communications Corp., Class A *	6,700	35

Fisher Communications, Inc. *	562	13

Journal Communications, Inc., Class A *	4,642	14

Knology, Inc. *	2,753	36

LIN TV Corp., Class A *	3,924	9

LodgeNet Interactive Corp. *	1,886	3

Martha Stewart Living Omnimedia, Inc.,

Class A *	3,035	9

Meredith Corp.	3,777	85

New York Times (The) Co., Class A *	14,400	84

Nexstar Broadcasting Group, Inc.,

Class A *	2,038	13

Outdoor Channel Holdings, Inc. *	8,926	51

Saga Communications, Inc., Class A *	560	16

Scholastic Corp.	4,055	114

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Media – 0.5% – continued

Sinclair Broadcast Group, Inc., Class A	6,275	$45

Value Line, Inc.	3,045	35
World Wrestling Entertainment, Inc., Class A	7,874	70
		822

Metal Fabrication/Hardware – 1.1%

A.M. Castle & Co. *	5,803	63

Ampco-Pittsburgh Corp.	1,990	41

CIRCOR International, Inc.	2,927	86

Commercial Metals Co.	16,800	160

Dynamic Materials Corp.	3,518	55

Eastern (The) Co.	4,327	79

Furmanite Corp. *	9,740	53

Haynes International, Inc.	2,713	118

Kaydon Corp.	4,077	117

L.B. Foster Co., Class A	4,826	107

Lawson Products, Inc.	2,706	37

Mueller Industries, Inc.	5,954	230

Mueller Water Products, Inc., Class A	19,484	48

Northwest Pipe Co. *	3,235	66

Olympic Steel, Inc.	2,778	47

Omega Flex, Inc. *	596	8

RBC Bearings, Inc. *	4,517	153

RTI International Metals, Inc. *	2,600	61

Sun Hydraulics Corp.	3,700	75
Worthington Industries, Inc.	9,464	132
		1,736

Mining – 0.8%

AMCOL International Corp.	2,597	62

Century Aluminum Co. *	4,700	42

Coeur d’Alene Mines Corp. *	9,800	210

General Moly, Inc. *	3,326	10

Globe Specialty Metals, Inc.	10,400	151

Gold Resource Corp.	5,100	85

Hecla Mining Co. *	32,300	173

Horsehead Holding Corp. *	9,468	70

Kaiser Aluminum Corp.	1,881	83

Materion Corp. *	1,898	43

Stillwater Mining Co. *	15,035	128

United States Lime & Minerals, Inc. *	1,588	64

Uranerz Energy Corp. *	9,725	13

Uranium Energy Corp. *	2,200	6

US Gold Corp. *	2,348	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Mining – 0.8% – continued
USEC, Inc. *	20,512	$33
		1,183

Miscellaneous Manufacturing – 2.2%

A.O. Smith Corp.	5,235	168

Actuant Corp., Class A	9,340	184

Acuity Brands, Inc.	6,296	227

American Railcar Industries, Inc. *	714	11

Ameron International Corp.	1,290	110

AZZ, Inc.	2,906	113

Barnes Group, Inc.	6,685	129

Blount International, Inc. *	6,341	85

Brink’s (The) Co.	5,500	128

Ceradyne, Inc. *	5,078	137

Chase Corp.	565	6

CLARCOR, Inc.	5,546	229

Colfax Corp. *	2,780	56

Eastman Kodak Co. *	28,500	22

EnPro Industries, Inc. *	2,481	74

ESCO Technologies, Inc.	3,788	97

Federal Signal Corp.	15,070	67

FreightCar America, Inc. *	1,290	19

GP Strategies Corp. *	1,016	10

Griffon Corp. *	7,416	61

Hexcel Corp. *	8,065	179

Koppers Holdings, Inc.	2,317	59

LGL Group, Inc. *	4,137	36

LSB Industries, Inc. *	3,193	91

Matthews International Corp., Class A	4,923	151

Metabolix, Inc. *	2,332	10

Movado Group, Inc.	1,903	23

Myers Industries, Inc.	3,797	38

NL Industries, Inc.	3,762	47

PMFG, Inc. *	3,527	56

Polypore International, Inc. *	2,481	140

Raven Industries, Inc.	3,075	148

Smith & Wesson Holding Corp. *	1,605	4

Standex International Corp.	3,253	101

STR Holdings, Inc. *	5,700	46

Sturm Ruger & Co., Inc.	7,688	200

Tredegar Corp.	6,900	102
Trimas Corp. *	3,857	57
		3,421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Office Furnishings – 0.3%

CompX International, Inc.	101	$1

Herman Miller, Inc.	6,275	112

HNI Corp.	6,121	117

Interface, Inc., Class A	8,890	106

Knoll, Inc.	7,983	109

Steelcase, Inc., Class A	12,800	81
Virco Manufacturing Corp.	2,033	3
		529

Oil & Gas – 2.8%

Alon USA Energy, Inc.	3,632	22

Apco Oil and Gas International, Inc.	1,392	104

Approach Resources, Inc. *	3,790	64

ATP Oil & Gas Corp. *	5,219	40

Berry Petroleum Co., Class A	6,831	242

Bill Barrett Corp. *	5,093	185

Callon Petroleum Co. *	7,124	28

Carrizo Oil & Gas, Inc. *	5,740	124

Cheniere Energy, Inc. *	12,606	65

Clayton Williams Energy, Inc. *	1,166	50

Comstock Resources, Inc. *	5,200	80

Contango Oil & Gas Co. *	2,339	128

CREDO Petroleum Corp. *	8,199	68

CVR Energy, Inc. *	4,790	101

Delek US Holdings, Inc.	3,779	43

Double Eagle Petroleum Co. *	3,800	24

Endeavour International Corp. *	1,180	9

Energy Partners Ltd. *	4,300	48

Energy XXI Bermuda Ltd. *	9,300	199

Evolution Petroleum Corp. *	8,100	57

FX Energy, Inc. *	4,953	20

GeoResources, Inc. *	2,796	50

GMX Resources, Inc. *	21,110	48

Gran Tierra Energy, Inc. *	43,281	206

Gulfport Energy Corp. *	8,303	201

Harvest Natural Resources, Inc. *	11,306	97

Hercules Offshore, Inc. *	6,095	18

Houston American Energy Corp.	1,432	20

Isramco, Inc. *	566	33

Kodiak Oil & Gas Corp. *	19,700	103

Magnum Hunter Resources Corp. *	17,000	56

McMoRan Exploration Co. *	12,100	120

Northern Oil and Gas, Inc. *	6,128	119

Panhandle Oil and Gas, Inc., Class A	3,893	110

Penn Virginia Corp.	8,669	48

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Oil & Gas – 2.8% – continued

Petroleum Development Corp. *	4,069	$79

Petroquest Energy, Inc. *	11,336	62

Pioneer Drilling Co. *	9,338	67

PrimeEnergy Corp. *	4,608	90

Rex Energy Corp. *	6,332	80

Rosetta Resources, Inc. *	6,659	228

SandRidge Energy, Inc. *	25,326	141

Stone Energy Corp. *	7,785	126

Swift Energy Co. *	5,771	140

Texas Pacific Land Trust	1,588	58

Toreador Resources Corp. *	4,688	14

Vaalco Energy, Inc. *	12,667	62

Vanguard Natural Resources LLC	3,600	94

W&T Offshore, Inc.	6,700	92

Warren Resources, Inc. *	3,194	8

Western Refining, Inc. *	9,220	115
Zion Oil & Gas, Inc. *	1,310	3
		4,389

Oil & Gas Services – 1.8%

Basic Energy Services, Inc. *	6,710	95

Bolt Technology Corp. *	7,031	71

Cal Dive International, Inc. *	14,820	28

Complete Production Services, Inc. *	7,860	148

Dawson Geophysical Co. *	3,192	75

Dril-Quip, Inc. *	4,646	250

Exterran Holdings, Inc. *	13,600	132

Geokinetics, Inc. *	10,142	25

Global Industries Ltd. *	16,996	135

Gulf Island Fabrication, Inc.	2,889	60

Helix Energy Solutions Group, Inc. *	14,425	189

Hornbeck Offshore Services, Inc. *	4,640	116

ION Geophysical Corp. *	23,187	110

Key Energy Services, Inc. *	19,955	189

Lufkin Industries, Inc.	4,876	259

Matrix Service Co. *	4,757	41

Natural Gas Services Group, Inc. *	5,563	71

Newpark Resources, Inc. *	15,564	95

OYO Geospace Corp. *	656	37

RPC, Inc.	20,497	335

T.G.C. Industries, Inc. *	1,604	7

Targa Resources Corp.	5,400	161

Tetra Technologies, Inc. *	9,600	74

Union Drilling, Inc. *	1,166	5

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Oil & Gas Services – 1.8% – continued
Willbros Group, Inc. *	10,897	$45
		2,753

Packaging & Containers – 0.3%

AEP Industries, Inc. *	2,455	54

Graphic Packaging Holding Co. *	11,218	39
Silgan Holdings, Inc.	9,148	336
		429

Pharmaceuticals – 2.6%

Acura Pharmaceuticals, Inc. *	26,284	89

Adolor Corp. *	1,241	2

Akorn, Inc. *	12,181	95

Alimera Sciences, Inc. *	4,066	33

Alkermes PLC*	8,730	133

Allos Therapeutics, Inc. *	7,550	14

Amicus Therapeutics, Inc. *	2,364	9

Ardea Biosciences, Inc. *	6,795	106

Array Biopharma, Inc. *	2,928	6

Auxilium Pharmaceuticals, Inc. *	4,069	61

AVANIR Pharmaceuticals, Inc., Class A *	40,284	115

AVI BioPharma, Inc. *	3,180	4

Biodel, Inc. *	2,342	1

BioDelivery Sciences International, Inc. *	2,321	3

BioScrip, Inc. *	5,976	38

Biospecifics Technologies Corp. *	298	5

Catalyst Health Solutions, Inc. *	4,805	277

Cytori Therapeutics, Inc. *	1,182	4

Depomed, Inc. *	1,749	9

Durect Corp. *	3,795	6

Dyax Corp. *	2,777	4

Heska Corp. *	100	1

Hi-Tech Pharmacal Co., Inc. *	2,200	74

Idenix Pharmaceuticals, Inc. *	2,486	12

Impax Laboratories, Inc. *	9,550	171

Infinity Pharmaceuticals, Inc. *	1,439	10

Isis Pharmaceuticals, Inc. *	15,300	104

ISTA Pharmaceuticals, Inc. *	1,878	7

Jazz Pharmaceuticals, Inc. *	4,536	188

Lannett Co., Inc. *	1,726	7

Mannatech, Inc. *	1,603	1

MAP Pharmaceuticals, Inc. *	3,936	58

Medicis Pharmaceutical Corp., Class A	8,123	296

Medivation, Inc. *	7,557	128

Nabi Biopharmaceuticals*	6,384	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Pharmaceuticals – 2.6% – continued

Natural Alternatives International, Inc. *	867	$3

Nature’s Sunshine Products, Inc. *	8,014	113

Nektar Therapeutics*	8,599	42

Neogen Corp. *	2,466	86

Neurocrine Biosciences, Inc. *	2,057	12

NeurogesX, Inc. *	10,267	9

Nutraceutical International Corp. *	2,022	26

Obagi Medical Products, Inc. *	7,683	70

Omega Protein Corp. *	1,147	10

Onyx Pharmaceuticals, Inc. *	7,343	220

Opko Health, Inc. *	11,213	49

Optimer Pharmaceuticals, Inc. *	1,761	24

Orexigen Therapeutics, Inc. *	42,939	85

Osiris Therapeutics, Inc. *	2,778	14

Pain Therapeutics, Inc. *	4,650	22

Par Pharmaceutical Cos., Inc. *	4,942	132

PharMerica Corp. *	8,256	118

Pozen, Inc. *	1,439	3

Progenics Pharmaceuticals, Inc. *	1,613	9

Questcor Pharmaceuticals, Inc. *	7,400	202

Salix Pharmaceuticals Ltd. *	8,357	247

Santarus, Inc. *	2,457	7

Schiff Nutrition International, Inc. *	1,472	16

Sciclone Pharmaceuticals, Inc. *	2,473	9

SIGA Technologies, Inc. *	7,147	23

Spectrum Pharmaceuticals, Inc. *	8,586	66

Sucampo Pharmaceuticals, Inc., Class A*	12,135	45

Synta Pharmaceuticals Corp. *	2,052	7

Targacept, Inc. *	2,900	44

Trimeris, Inc. *	3,339	8

USANA Health Sciences, Inc. *	1,588	44

Vanda Pharmaceuticals, Inc. *	893	4
Viropharma, Inc. *	12,433	225
		4,076

Pipelines – 0.1%

Crosstex Energy, Inc.	3,781	51
Niska Gas Storage Partners LLC, Class U	8,700	101
		152

Real Estate – 0.3%

American Realty Investors, Inc. *	714	1

Avatar Holdings, Inc. *	7,006	57

Consolidated-Tomoka Land Co.	2,024	53

Forestar Group, Inc. *	7,516	82

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate – 0.3% – continued

Kennedy-Wilson Holdings, Inc.	2,319	$25

Sovran Self Storage, Inc.	4,800	178

St. Joe (The) Co. *	7,200	108

Stratus Properties, Inc. *	214	2
Transcontinental Realty Investors, Inc. *	182	1
		507

Real Estate Investment Trusts – 7.7%

Acadia Realty Trust	5,649	106

Agree Realty Corp.	5,418	118

Alexander’s, Inc.	604	218

American Campus Communities, Inc.	9,459	352

Anworth Mortgage Asset Corp.	14,400	98

Apollo Commercial Real Estate Finance, Inc.	7,300	96

Arbor Realty Trust, Inc. *	3,501	13

ARMOUR Residential REIT, Inc.	9,000	61

Ashford Hospitality Trust, Inc.	19,183	135

Associated Estates Realty Corp.	5,683	88

BioMed Realty Trust, Inc.	16,514	274

Brandywine Realty Trust	19,967	160

BRT Realty Trust*	3,798	24

CapLease, Inc.	18,507	67

Capstead Mortgage Corp.	12,715	147

CBL & Associates Properties, Inc.	19,992	227

Cedar Shopping Centers, Inc.	14,569	45

Chesapeake Lodging Trust	2,600	31

Cogdell Spencer, Inc.	1,301	5

Colonial Properties Trust	12,700	231

Colony Financial, Inc.	6,800	88

CommonWealth REIT	11,313	215

Cousins Properties, Inc.	12,812	75

CreXus Investment Corp.	3,800	34

CubeSmart	17,277	147

CYS Investments, Inc.	3,500	42

DCT Industrial Trust, Inc.	32,800	144

DiamondRock Hospitality Co.	29,341	205

DuPont Fabros Technology, Inc.	10,600	209

Dynex Capital, Inc.	8,134	65

EastGroup Properties, Inc.	4,794	183

Education Realty Trust, Inc.	15,911	137

Entertainment Properties Trust	6,762	264

Equity Lifestyle Properties, Inc.	3,484	218

Equity One, Inc.	7,146	113

Excel Trust, Inc.	2,700	26

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 7.7% – continued

Extra Space Storage, Inc.	14,310	$267

FelCor Lodging Trust, Inc. *	14,496	34

First Industrial Realty Trust, Inc. *	3,472	28

First Potomac Realty Trust	5,220	65

Franklin Street Properties Corp.	8,300	94

Getty Realty Corp.	4,981	72

Gladstone Commercial Corp.	4,055	64

Glimcher Realty Trust	15,895	112

Gramercy Capital Corp. *	2,605	8

Gyrodyne Co. of America, Inc. *	353	19

Hatteras Financial Corp.	4,500	113

Healthcare Realty Trust, Inc.	11,745	198

Hersha Hospitality Trust	15,515	54

Highwoods Properties, Inc.	10,370	293

Home Properties, Inc.	5,449	309

Inland Real Estate Corp.	12,900	94

Invesco Mortgage Capital, Inc.	4,065	57

Investors Real Estate Trust	13,500	97

iStar Financial, Inc. *	10,343	60

Kilroy Realty Corp.	7,859	246

Kite Realty Group Trust	2,059	7

LaSalle Hotel Properties	13,642	262

Lexington Realty Trust	21,700	142

LTC Properties, Inc.	3,652	92

Medical Properties Trust, Inc.	16,152	145

MFA Financial, Inc.	41,024	288

MHI Hospitality Corp.	690	1

Mid-America Apartment Communities, Inc.	5,381	324

Mission West Properties, Inc.	1,164	9

Monmouth Real Estate Investment Corp., Class A	8,722	69

MPG Office Trust, Inc. *	2,495	5

National Health Investors, Inc.	3,508	148

National Retail Properties, Inc.	13,738	369

Newcastle Investment Corp.	15,709	64

NorthStar Realty Finance Corp.	16,862	56

Omega Healthcare Investors, Inc.	17,074	272

One Liberty Properties, Inc.	2,787	41

Parkway Properties, Inc.	8,898	98

Pebblebrook Hotel Trust	2,600	41

Pennsylvania Real Estate Investment Trust	9,436	73

PennyMac Mortgage Investment Trust	6,800	108

PMC Commercial Trust	1,003	8

Post Properties, Inc.	7,957	276

PS Business Parks, Inc.	2,491	123

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 7.7% – continued

RAIT Financial Trust	7,474	$25

Ramco-Gershenson Properties Trust	5,093	42

Redwood Trust, Inc.	9,299	104

Resource Capital Corp.	8,275	41

Retail Opportunity Investments Corp.	11,100	123

Sabra Healthcare REIT, Inc.	5,392	51

Saul Centers, Inc.	2,577	87

Starwood Property Trust, Inc.	2,034	35

Strategic Hotels & Resorts, Inc. *	26,133	113

Sun Communities, Inc.	6,097	214

Sunstone Hotel Investors, Inc. *	19,500	111

Tanger Factory Outlet Centers, Inc	11,764	306

Terreno Realty Corp.	3,400	44

Two Harbors Investment Corp.	12,100	107

UMH Properties, Inc.	2,393	22

Universal Health Realty Income Trust	1,467	49

Urstadt Biddle Properties, Inc., Class A	3,926	63

Washington Real Estate Investment Trust	11,021	311

Whitestone REIT, Class B	2,000	22
Winthrop Realty Trust	9,641	84
		11,920

Retail – 6.6%

99 Cents Only Stores *	7,984	147

Aeropostale, Inc. *	9,900	107

AFC Enterprises, Inc. *	1,142	14

America’s Car-Mart, Inc. *	2,767	80

ANN, Inc. *	1,562	36

Asbury Automotive Group, Inc. *	5,681	94

Ascena Retail Group, Inc. *	15,420	417

Benihana, Inc., Class A *	7,857	68

Big 5 Sporting Goods Corp.	2,048	12

Biglari Holdings, Inc. *	300	89

BJ’s Restaurants, Inc. *	3,372	149

Bob Evans Farms, Inc.	4,729	135

Books-A-Million, Inc.	2,766	6

Brown Shoe Co., Inc.	8,459	60

Buckle (The), Inc.	4,069	157

Buffalo Wild Wings, Inc. *	3,076	184

Build-A-Bear Workshop, Inc. *	2,032	10

Cabela’s, Inc. *	8,006	164

Carrols Restaurant Group, Inc. *	1,457	13

Casey’s General Stores, Inc.	7,719	337

Cash America International, Inc.	4,086	209

Cato (The) Corp., Class A	3,616	82
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.6% continued

CEC Entertainment, Inc.	5,803	$165

Cheesecake Factory (The), Inc. *	8,152	201

Children’s Place Retail Stores (The), Inc. *	4,069	189

Christopher & Banks Corp.	2,910	10

Citi Trends, Inc. *	1,290	15

Coinstar, Inc. *	3,797	152

Collective Brands, Inc. *	7,721	100

Conn’s, Inc. *	2,901	21

Cracker Barrel Old Country Store, Inc.	2,313	93

Denny’s Corp. *	2,309	8

Destination Maternity Corp.	900	12

Dillard’s, Inc., Class A	8,270	360

DineEquity, Inc. *	1,760	68

Domino’s Pizza, Inc. *	7,574	206

DSW, Inc., Class A	8,040	371

Duckwall-ALCO Stores, Inc. *	858	8

Einstein Noah Restaurant Group, Inc.	744	10

Ezcorp, Inc., Class A *	6,300	180

Famous Dave’s of America, Inc. *	2,485	21

Finish Line (The), Inc., Class A	7,255	145

First Cash Financial Services, Inc. *	4,347	182

Fred’s, Inc., Class A	6,606	70

Frisch’s Restaurants, Inc.	3,701	72

Gaiam, Inc., Class A	858	3

Genesco, Inc. *	2,900	149

Golfsmith International Holdings, Inc. *	749	3

Group 1 Automotive, Inc.	2,778	99

Haverty Furniture Cos., Inc.	2,332	23

hhgregg, Inc. *	2,490	24

Hibbett Sports, Inc. *	5,088	172

HOT Topic, Inc.	3,485	27

HSN, Inc. *	6,600	219

Jack in the Box, Inc. *	7,431	148

Jos. A. Bank Clothiers, Inc. *	5,236	244

Kenneth Cole Productions, Inc., Class A *	1,611	17

Kirkland’s, Inc. *	1,588	15

Kona Grill, Inc. *	6,700	37

Krispy Kreme Doughnuts, Inc. *	11,074	76

Lithia Motors, Inc., Class A	1,601	23

Luby’s, Inc. *	1,580	6

Lumber Liquidators Holdings, Inc. *	2,550	39

McCormick & Schmick’s Seafood Restaurants, Inc. *	1,150	8

Men’s Wearhouse (The), Inc.	6,252	163

New York & Co., Inc. *	2,463	8

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.6% – continued

Nu Skin Enterprises, Inc., Class A	7,263	$294

O’Charleys, Inc. *	1,459	9

Office Depot, Inc. *	33,900	70

OfficeMax, Inc. *	17,718	86

P.F. Chang’s China Bistro, Inc.	3,797	103

Pacific Sunwear of California, Inc. *	8,283	10

Pantry (The), Inc. *	851	10

Papa John’s International, Inc. *	2,638	80

PC Connection, Inc. *	1,325	11

PC Mall, Inc. *	1,174	6

Penske Automotive Group, Inc.	10,023	160

Pep Boys – Manny, Moe & Jack	8,443	83

PetMed Express, Inc.	3,056	28

Pier 1 Imports, Inc. *	12,930	126

Pricesmart, Inc.	3,185	198

RadioShack Corp.	12,900	150

Red Robin Gourmet Burgers, Inc. *	6,748	163

Regis Corp.	10,023	141

Rite Aid Corp. *	19,220	19

Ruby Tuesday, Inc. *	7,408	53

Rush Enterprises, Inc., Class A *	5,681	80

Ruth’s Hospitality Group Inc. *	3,474	15

Saks, Inc. *	13,983	122

Sally Beauty Holdings, Inc. *	13,836	230

Shoe Carnival, Inc. *	595	14

Sonic Automotive, Inc., Class A	8,226	89

Sonic Corp. *	12,963	92

Stage Stores, Inc.	7,105	99

Stein Mart, Inc.	3,507	22

Steinway Musical Instruments, Inc. *	2,897	62

Susser Holdings Corp. *	879	18

Syms Corp. *	1,013	9

Systemax, Inc. *	7,700	98

Texas Roadhouse, Inc.	10,453	138

Tuesday Morning Corp. *	1,459	5

Vitamin Shoppe, Inc. *	3,000	112

West Marine, Inc. *	1,004	8

Wet Seal (The), Inc., Class A *	2,777	12

World Fuel Services Corp.	9,156	299

Zale Corp. *	2,754	8
Zumiez, Inc. *	2,023	35
		10,099

Savings & Loans – 1.5%

Abington Bancorp, Inc.	2,491	18
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Savings & Loans – 1.5% – continued

Astoria Financial Corp.	11,700	$90

Bank Mutual Corp.	5,824	15

BankFinancial Corp.	2,028	13

Beacon Federal Bancorp, Inc.	5,600	75

Beneficial Mutual Bancorp, Inc. *	10,025	75

Berkshire Hills Bancorp, Inc.	6,768	125

Brookline Bancorp, Inc.	5,548	43

Cape Bancorp, Inc. *	1,165	8

Capitol Federal Financial, Inc.	21,100	223

Cheviot Financial Corp.	867	7

Chicopee Bancorp, Inc. *	893	12

Clifton Savings Bancorp, Inc.	3,077	28

Dime Community Bancshares, Inc.	3,051	31

ESB Financial Corp.	672	7

ESSA Bancorp, Inc.	893	9

First Clover Leaf Financial Corp.	267	2

First Defiance Financial Corp. *	743	10

First Financial Holdings, Inc.	5,393	22

First Financial Northwest, Inc. *	1,009	6

First Niagara Financial Group, Inc.	14,103	129

First Pactrust Bancorp, Inc.	1,000	11

Flushing Financial Corp.	1,888	20

Fox Chase Bancorp, Inc.	6,428	81

Heritage Financial Group, Inc.	3,800	40

HF Financial Corp.	714	6

Hingham Institution for Savings	64	3

Home Federal Bancorp, Inc.	3,657	29

Investors Bancorp, Inc. *	3,474	44

Kaiser Federal Financial Group, Inc.	735	9

Kearny Financial Corp.	9,434	83

Kentucky First Federal Bancorp	862	7

Lake Shore Bancorp, Inc.	267	3

Meridian Interstate Bancorp, Inc. *	749	8

Meta Financial Group, Inc.	450	8

MutualFirst Financial, Inc.	586	4

NASB Financial, Inc. *	5,006	50

Newport Bancorp, Inc. *	160	2

Northeast Community Bancorp, Inc.	1,021	6

Northfield Bancorp, Inc.	6,264	83

Northwest Bancshares, Inc.	10,622	127

OceanFirst Financial Corp.	5,694	66

Oritani Financial Corp.	9,859	127

Provident Financial Services, Inc.	9,700	104

Provident New York Bancorp	4,065	24

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Savings & Loans – 1.5% – continued

Prudential Bancorp, Inc. of Pennsylvania	1,290	$7

Pulaski Financial Corp.	855	6

Rockville Financial, Inc.	1,324	13

Roma Financial Corp.	6,125	50

Severn Bancorp, Inc. *	1,582	4

SI Financial Group, Inc.	1,055	10

Teche Holding Co.	153	5

TF Financial Corp.	321	6

United Community Bancorp	1,021	6

United Financial Bancorp, Inc.	4,196	57

ViewPoint Financial Group	1,899	22

Washington Federal, Inc.	10,700	136

Waterstone Financial, Inc. *	3,615	10

Westfield Financial, Inc.	2,471	16
WSFS Financial Corp.	3,064	97
		2,338

Semiconductors – 3.2%

Advanced Analogic Technologies, Inc. *	2,930	13

Aeroflex Holding Corp. *	8,400	76

Amkor Technology, Inc. *	16,275	71

Anadigics, Inc. *	4,954	11

ATMI, Inc. *	6,600	104

Brooks Automation, Inc.	10,576	86

BTU International, Inc. *	4,181	19

Cabot Microelectronics Corp. *	3,364	116

Cascade Microtech, Inc. *	600	2

Cavium, Inc. *	4,400	119

Ceva, Inc. *	2,982	72

Cirrus Logic, Inc. *	11,936	176

Cohu, Inc.	5,718	57

CSR PLC ADR *	642	8

Diodes, Inc. *	5,822	104

DSP Group, Inc. *	2,749	16

Emulex Corp. *	12,674	81

Entegris, Inc. *	15,276	97

Entropic Communications, Inc. *	7,032	29

Exar Corp. *	12,220	70

Fairchild Semiconductor International, Inc. *	14,400	156

Formfactor, Inc. *	6,252	39

Hittite Microwave Corp. *	4,704	229

Integrated Device Technology, Inc. *	18,037	93

International Rectifier Corp. *	8,636	161

Intersil Corp., Class A	13,522	139
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Semiconductors – 3.2% – continued

IXYS Corp. *	2,638	$29

Kopin Corp. *	7,275	25

Lattice Semiconductor Corp. *	17,000	89

LTX-Credence Corp. *	16,400	87

Micrel, Inc.	10,916	103

Microsemi Corp. *	12,794	204

MIPS Technologies, Inc. *	6,015	29

MKS Instruments, Inc.	8,300	180

Monolithic Power Systems, Inc. *	4,803	49

Netlogic Microsystems, Inc. *	6,964	335

Omnivision Technologies, Inc. *	7,040	99

Pericom Semiconductor Corp. *	2,317	17

Photronics, Inc. *	4,886	24

PLX Technology, Inc. *	1,326	4

PMC – Sierra, Inc. *	31,600	189

Power Integrations, Inc.	4,664	143

QLogic Corp. *	12,500	159

Rubicon Technology, Inc. *	3,338	36

Rudolph Technologies, Inc. *	2,622	18

Semtech Corp. *	8,125	171

Silicon Image, Inc. *	3,051	18

Silicon Laboratories, Inc. *	6,000	201

Standard Microsystems Corp. *	3,550	69

Supertex, Inc. *	3,771	65

Tessera Technologies, Inc. *	7,542	90

TriQuint Semiconductor, Inc. *	16,159	81

Ultratech, Inc. *	4,638	80

Veeco Instruments, Inc. *	5,071	124
Volterra Semiconductor Corp. *	3,781	73
		4,935

Software – 4.1%

Accelrys, Inc. *	3,615	22

ACI Worldwide, Inc. *	3,616	100

Actuate Corp. *	1,449	8

Acxiom Corp. *	8,313	88

Advent Software, Inc. *	6,704	140

American Software, Inc., Class A	16,126	117

Aspen Technology, Inc. *	12,196	186

athenahealth, Inc. *	4,961	295

Avid Technology, Inc. *	6,710	52

Bitstream, Inc., Class A *	1,004	6

Blackbaud, Inc.	5,693	127

Blackboard, Inc. *	3,658	163

Bottomline Technologies, Inc. *	5,700	115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Software – 4.1% – continued

Callidus Software, Inc. *	2,186	$10

CommVault Systems, Inc. *	6,111	227

Computer Programs & Systems, Inc.	4,058	268

Concur Technologies, Inc. *	5,429	202

CSG Systems International, Inc. *	5,946	75

Deltek, Inc. *	3,799	23

DemandTec, Inc. *	1,886	12

Digi International, Inc. *	5,786	64

Ebix, Inc. *	7,256	107

EPIQ Systems, Inc.	2,341	29

Fair Isaac Corp.	6,126	134

FalconStor Software, Inc. *	1,747	5

Geeknet, Inc. *	2,492	50

GSE Systems, Inc. *	1,588	3

inContact, Inc. *	8,428	29

InnerWorkings, Inc. *	1,318	10

Innodata Isogen, Inc. *	2,038	6

Interactive Intelligence Group *	1,161	32

JDA Software Group, Inc. *	6,144	144

Mantech International Corp., Class A	4,069	128

Market Leader, Inc. *	3,616	8

MedAssets, Inc. *	2,476	24

Medidata Solutions, Inc. *	2,400	39

Mediware Information Systems *	9,243	106

MicroStrategy, Inc., Class A *	1,290	147

Omnicell, Inc. *	6,181	85

Opnet Technologies, Inc.	4,664	163

Parametric Technology Corp. *	12,800	197

Pegasystems, Inc.	3,623	111

Pervasive Software, Inc. *	1,611	10

Progress Software Corp. *	9,749	171

PROS Holdings, Inc. *	5,056	65

QAD, Inc., Class B *	942	10

QLIK Technologies, Inc. *	7,844	170

Quality Systems, Inc.	2,753	267

Quest Software, Inc. *	11,214	178

RealPage, Inc. *	9,600	196

Renaissance Learning, Inc.	5,252	88

RightNow Technologies, Inc. *	4,638	153

Schawk, Inc.	5,811	57

Seachange International, Inc. *	1,588	12

Smith Micro Software, Inc. *	7,542	12

SolarWinds, Inc. *	6,800	150

Sonic Foundry, Inc. *	4,700	41
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Software – 4.1% – continued

SS&C Technologies Holdings, Inc. *	2,900	$41

Synchronoss Technologies, Inc. *	5,657	141

SYNNEX Corp. *	3,920	103

Take-Two Interactive Software, Inc. *	8,200	104

Taleo Corp., Class A *	3,936	101

Trident Microsystems, Inc. *	3,472	2

Tyler Technologies, Inc. *	6,093	154

Ultimate Software Group, Inc. *	3,800	178

Verint Systems, Inc. *	2,100	55
Wayside Technology Group, Inc.	800	8
		6,324

Storage/Warehousing – 0.1%
Mobile Mini, Inc. *	5,747	94

Telecommunications – 3.4%

8x8, Inc. *	15,996	65

ADPT Corp. *	27,781	74

ADTRAN, Inc.	9,307	246

Alaska Communications Systems Group, Inc.	8,522	56

Anaren, Inc. *	5,476	105

Anixter International, Inc.	4,491	213

Arris Group, Inc. *	14,985	154

Aruba Networks, Inc. *	11,511	241

Atlantic Tele-Network, Inc.	1,298	43

Aviat Networks, Inc. *	32,120	75

Aware, Inc. *	792	2

BigBand Networks, Inc. *	2,331	3

Black Box Corp.	2,626	56

Cbeyond, Inc. *	3,076	22

China Information Technology, Inc. *	1,611	1

Ciena Corp. *	9,913	111

Cincinnati Bell, Inc. *	32,564	101

Communications Systems, Inc.	3,358	44

Comtech Telecommunications Corp.	3,639	102

Comverse Technology, Inc. *	24,500	172

Consolidated Communications Holdings, Inc.	2,632	48

DigitalGlobe, Inc. *	5,200	101

Extreme Networks, Inc. *	6,380	17

Finisar Corp. *	10,200	179

General Communication, Inc., Class A *	4,378	36

GeoEye, Inc. *	3,689	105

Global Crossing Ltd. *	4,000	96

Globecomm Systems, Inc. *	1,743	24

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Telecommunications – 3.4% – continued

Harmonic, Inc. *	12,800	$55

HickoryTech Corp.	5,889	57

IDT Corp., Class B	2,200	45

Infinera Corp. *	11,100	86

InterDigital, Inc.	6,128	285

Ixia *	9,904	76

KVH Industries, Inc. *	3,641	29

Leap Wireless International, Inc. *	7,924	55

LogMeIn, Inc. *	2,183	72

Loral Space & Communications, Inc. *	1,000	50

Meru Networks, Inc. *	4,800	39

Netgear, Inc. *	4,659	121

Network Equipment Technologies, Inc. *	3,189	6

NeuStar, Inc., Class A *	7,644	192

Neutral Tandem, Inc. *	2,176	21

Novatel Wireless, Inc. *	9,602	29

NTELOS Holdings Corp.	5,363	95

Numerex Corp., Class A *	2,186	12

Oclaro, Inc. *	6,100	22

Oplink Communications, Inc. *	4,968	75

Opnext, Inc. *	1,588	2

PAETEC Holding Corp. *	8,599	45

Plantronics, Inc.	6,747	192

Powerwave Technologies, Inc. *	3,358	6

Preformed Line Products Co.	298	14

Premiere Global Services, Inc. *	15,679	101

R.F. Micro Devices, Inc. *	35,942	228

Shenandoah Telecommunications Co.	2,042	23

ShoreTel, Inc. *	8,226	41

Sonus Networks, Inc. *	19,900	43

SureWest Communications	6,899	72

Sycamore Networks, Inc.	2,332	42

Symmetricom, Inc. *	16,236	70

Tekelec *	9,154	55

Telestone Technologies Corp. *	2,481	10

Tellabs, Inc.	43,400	186

Tessco Technologies, Inc.	1,581	21

USA Mobility, Inc.	4,201	55

UTStarcom Holdings Corp. *	6,386	7

Viasat, Inc. *	4,054	135
Warwick Valley Telephone Co.	298	4
		5,266

Textiles – 0.2%

G&K Services, Inc., Class A	3,912	100

Textiles – 0.2% continued

Hallwood Group, Inc. *	100	$1
Unifirst Corp.	2,919	132
		233

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc.	3,357	63
Leapfrog Enterprises, Inc. *	4,349	15
		78

Transportation – 1.9%

Air Transport Services Group, Inc. *	3,765	16

Alexander & Baldwin, Inc.	6,253	228

Arkansas Best Corp.	4,500	73

Atlas Air Worldwide Holdings, Inc. *	3,785	126

Bristow Group, Inc.	5,328	226

CAI International, Inc. *	3,058	36

Celadon Group, Inc.	855	8

Con-way, Inc.	6,512	144

Covenant Transport Group, Inc., Class A *	2,015	7

DHT Holdings, Inc.	2,613	5

Eagle Bulk Shipping, Inc. *	1,331	2

Forward Air Corp.	5,077	129

Frozen Food Express Industries, Inc. *	8,415	17

Genesee & Wyoming, Inc., Class A *	4,934	229

Golar LNG Ltd.	4,962	158

Gulfmark Offshore, Inc., Class A *	2,651	96

Heartland Express, Inc.	10,319	140

Horizon Lines, Inc., Class A	2,015	1

HUB Group, Inc., Class A *	5,074	143

International Shipholding Corp.	160	3

Knight Transportation, Inc.	9,288	124

Knightsbridge Tankers Ltd.	4,811	80

Marten Transport Ltd.	4,917	85

Nordic American Tankers Ltd.	3,474	49

Old Dominion Freight Line, Inc. *	6,549	190

Overseas Shipholding Group, Inc.	3,800	52

P.A.M. Transportation Services, Inc. *	7,500	75

Pacer International, Inc. *	2,614	10

Patriot Transportation Holding, Inc. *	1,694	34

PHI, Inc. (Non Voting) *	4,366	84

Providence and Worcester Railroad Co.	2,260	28

Saia, Inc. *	705	7

Ship Finance International Ltd.	7,542	98

Teekay Tankers Ltd., Class A	1,018	5

Ultrapetrol Bahamas Ltd. *	1,766	4

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Transportation – 1.9% – continued

Universal Truckload Services, Inc.	4,841	$63

USA Truck, Inc. *	738	6
Werner Enterprises, Inc.	7,147	149
		2,930

Trucking & Leasing – 0.3%

AMERCO *	886	55

GATX Corp.	7,372	228

Greenbrier Cos., Inc. *	1,163	14

TAL International Group, Inc.	3,657	91

Textainer Group Holdings Ltd.	3,054	62
Willis Lease Finance Corp. *	867	10
		460

Water – 0.3%

Artesian Resources Corp., Class A	595	10

California Water Service Group	6,380	113

Connecticut Water Service, Inc.	743	19

Consolidated Water Co. Ltd.	5,110	40

Middlesex Water Co.	5,026	86

Pennichuck Corp.	306	9

SJW Corp.	3,323	72
York Water Co.	4,093	66
		415
Total Common Stocks
(Cost $171,401)		148,386

RIGHTS – 0.0%

Biotechnology – 0.0%
Omni Special Ltd. *	3,326	–
Total Rights
(Cost $ – )		–

INVESTMENT COMPANIES – 2.8%

Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	4,375,280	4,375
Total Investment Companies
(Cost $4,375)		4,375

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.0%

U.S. Treasury Bill,

0.02%, 11/17/11 (3)	$1,565	$1,565

0.04%, 5/3/12 (3)	10	10
Total Short-Term Investments
(Cost $1,575)		1,575

Total Investments - 100.0%
(Cost $177,351)		154,336
Liabilities less Other Assets – 0.0%		(13)
NET ASSETS – 100.0%		$154,323

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,766,000 with net sales of approximately $2,391,000 during the six months ended September 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini	89	$5,709	Long	12/11	$(363)

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	3.8
Energy	5.2
Financials	35.2
Health Care	5.8
Industrials	15.0
Information Technology	10.0
Materials	5.9
Telecommunication Services	0.4
Utilities	8.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks

Advertising	$115	$–	$ –	$115

Aerospace/Defense	2,304	–	–	2,304

Agriculture	553	–	–	553

Airlines	773	–	–	773

Apparel	2,356	–	–	2,356

Auto Manufacturers	56	–	–	56

Auto Parts & Equipment	1,109	–	–	1,109

Banks	7,273	–	–	7,273

Beverages	499	–	–	499

Biotechnology	2,819	–	–	2,819

Building Materials	1,168	–	–	1,168

Chemicals	3,607	–	–	3,607

Coal	286	–	–	286

Commercial Services	9,247	–	–	9,247

Computers	2,568	–	–	2,568

Cosmetics/Personal Care	213	–	–	213

Distribution/Wholesale	1,752	–	–	1,752

Diversified Financial Services	3,103	1	–	3,104

Electric	3,497	–	–	3,497

Electrical Components & Equipment	1,255	–	–	1,255

Electronics	3,465	–	–	3,465

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Energy – Alternative Sources	$217	$–	$–	$217

Engineering & Construction	1,110	–	–	1,110

Entertainment	1,368	–	–	1,368

Environmental Control	1,062	–	–	1,062

Food	3,221	–	–	3,221

Forest Products & Paper	1,070	–	–	1,070

Gas	2,169	–	–	2,169

Hand/Machine Tools	132	–	–	132

Healthcare – Products	6,793	–	–	6,793

Healthcare – Services	3,032	–	–	3,032

Holding Companies – Diversified	143	–	–	143

Home Builders	633	47	–	680

Home Furnishings	561	–	–	561

Household Products/Wares	660	–	–	660

Housewares	217	–	–	217

Insurance	5,064	5	–	5,069

Internet	3,375	–	–	3,375

Investment Companies	620	–	–	620

Iron/Steel	300	–	–	300

Leisure Time	629	–	–	629

Lodging	301	–	–	301

Machinery – Construction & Mining	102	–	–	102

Machinery – Diversified	2,447	–	–	2,447

Media	822	–	–	822

Metal Fabrication/ Hardware	1,736	–	–	1,736

Mining	1,183	–	–	1,183

Miscellaneous Manufacturing	3,421	–	–	3,421

Office Furnishings	529	–	–	529

Oil & Gas	4,389	–	–	4,389

Oil & Gas Services	2,753	–	–	2,753

Packaging & Containers	429	–	–	429

Pharmaceuticals	4,076	–	–	4,076

Pipelines	152	–	–	152

Real Estate	506	1	–	507

Real Estate Investment Trusts	11,920	–	–	11,920

Retail	10,099	–	–	10,099

Savings & Loans	2,329	9	–	2,338

Semiconductors	4,935	–	–	4,935

Software	6,324	–	–	6,324

Storage/Warehousing	94	–	–	94

Telecommunications	5,266	–	–	5,266

Textiles	233	–	–	233

Toys, Games & Hobbies	78	–	–	78

Transportation	2,930	–	–	2,930

Trucking & Leasing	460	–	–	460

Water	415	–	–	415

Investment Companies	4,375	–	–	4,375
Short-Term Investments	–	1,575	–	1,575
Total Investments	$152,698	$1,638	$–	$154,336

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(363)	$–	$–	$(363)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)

Common Stocks

Chemicals	$16	$–	$(22)	$7	$–	$–	$(1)	$–	$–	$–

Insurance	18	–	(59)	42	–	–	(1)	–	–	–

Total	$34	$–	$(81)	$49	$–	$–	$(2)	$–	$–	$–

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5%

Advertising – 0.1%
Harte-Hanks, Inc.	116,482	$988

Aerospace/Defense – 2.4%

AAR Corp.	144,886	2,415

Cubic Corp.	44,200	1,727

Curtiss-Wright Corp.	6,851	198

Ducommun, Inc.	85,941	1,287

Esterline Technologies Corp. *	188,250	9,759

Moog, Inc., Class A *	214,412	6,994

Orbital Sciences Corp. *	13,396	172
Triumph Group, Inc.	199,366	9,717
		32,269

Agriculture – 0.4%

Andersons (The), Inc.	55,196	1,858
Universal Corp.	95,701	3,432
		5,290

Airlines – 1.1%

Alaska Air Group, Inc. *	97,575	5,493

JetBlue Airways Corp. *	1,022,476	4,192

Skywest, Inc.	430,896	4,960
US Airways Group, Inc. *	147,500	811
		15,456

Apparel – 0.7%

Columbia Sportswear Co.	106,487	4,941

Iconix Brand Group, Inc. *	175,473	2,772

Jones Group (The), Inc.	106,939	985

Perry Ellis International, Inc. *	35,600	669
Unifi, Inc. *	32,500	266
		9,633

Auto Parts & Equipment – 0.4%

Cooper Tire & Rubber Co.	62,300	678

Exide Technologies *	124,200	497

Fuel Systems Solutions, Inc. *	8,200	157

Miller Industries, Inc.	115,029	1,996

Standard Motor Products, Inc.	39,260	509
Superior Industries International, Inc.	86,831	1,342
		5,179

Banks – 8.8%

Bancfirst Corp.	22,247	738

BancorpSouth, Inc.	46,932	412

Bank of the Ozarks, Inc.	49,384	1,034

Capital City Bank Group, Inc.	24,547	255

Cardinal Financial Corp.	71,470	616

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Banks – 8.8% – continued

Chemical Financial Corp.	198,020	$3,032

City Holding Co.	74,861	2,021

Columbia Banking System, Inc.	34,200	490

Comerica, Inc.	66,663	1,531

Community Bank System, Inc.	250,418	5,682

Community Trust Bancorp, Inc.	91,251	2,125

CVB Financial Corp.	217,906	1,676

East West Bancorp, Inc.	148,665	2,217

Financial Institutions, Inc.	11,570	165

First Bancorp	120,783	1,213

First Commonwealth Financial Corp.	457,972	1,694

First Community Bancshares, Inc.	114,219	1,165

First Financial Bancorp	226,814	3,130

First Financial Corp.	74,349	2,045

First Merchants Corp.	74,415	525

First Midwest Bancorp, Inc.	287,698	2,106

FirstMerit Corp.	288,486	3,277

FNB Corp.	558,824	4,789

Fulton Financial Corp.	127,640	976

Glacier Bancorp, Inc.	56,601	530

Hancock Holding Co.	78,200	2,094

Hanmi Financial Corp. *	31,396	26

Heartland Financial USA, Inc.	52,072	738

Home Bancshares, Inc.	60,500	1,284

IBERIABANK Corp.	73,590	3,463

Independent Bank Corp.	104,060	2,262

International Bancshares Corp.	328,297	4,317

Lakeland Bancorp, Inc.	172,280	1,347

Lakeland Financial Corp.	42,901	886

MainSource Financial Group, Inc.	6,024	53

National Bankshares, Inc.	15,200	367

NBT Bancorp, Inc.	143,066	2,664

Old National Bancorp	371,923	3,466

Park National Corp.	33,900	1,793

Peoples Bancorp, Inc.	1,844	20

Pinnacle Financial Partners, Inc. *	24,218	265

PrivateBancorp, Inc.	115,210	866

Prosperity Bancshares, Inc.	243,269	7,950

Renasant Corp.	130,400	1,660

S&T Bancorp, Inc.	116,058	1,875

Sandy Spring Bancorp, Inc.	44,661	653

SCBT Financial Corp.	73,475	1,813

Sierra Bancorp	123,172	1,127

Simmons First National Corp., Class A	148,862	3,230

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Banks – 8.8% – continued

StellarOne Corp.	106,285	$1,058

Sterling Bancorp	69,000	501

Susquehanna Bancshares, Inc.	388,406	2,125

SVB Financial Group *	108,500	4,015

Texas Capital Bancshares, Inc. *	104,146	2,380

Tower Bancorp, Inc.	16,420	344

Trico Bancshares	100,711	1,236

Trustmark Corp.	303,449	5,508

UMB Financial Corp.	150,539	4,829

Union First Market Bankshares Corp.	92,846	995

United Bankshares, Inc.	180,087	3,618

Washington Banking Co.	39,786	387

Washington Trust Bancorp, Inc.	103,820	2,054

Webster Financial Corp.	40,700	623

WesBanco, Inc.	56,350	975

Wilshire Bancorp, Inc. *	167,437	459
Wintrust Financial Corp.	29,724	767
		119,537

Biotechnology – 0.0%
American Oriental Bioengineering, Inc. *	367,232	231

Building Materials – 1.3%

Apogee Enterprises, Inc.	129,329	1,111

Comfort Systems USA, Inc.	194,590	1,619

Drew Industries, Inc.	125,230	2,502

Gibraltar Industries, Inc. *	201,132	1,633

Interline Brands, Inc. *	169,387	2,180

LSI Industries, Inc.	133,309	831

Quanex Building Products Corp.	168,578	1,846

Simpson Manufacturing Co., Inc.	99,849	2,489

Texas Industries, Inc.	18,441	585
Universal Forest Products, Inc.	98,581	2,371
		17,167

Chemicals – 3.1%

A. Schulman, Inc.	85,448	1,452

Aceto Corp.	227,104	1,201

Arch Chemicals, Inc.	103,340	4,849

Cabot Corp.	66,439	1,646

H.B. Fuller Co.	137,435	2,504

Innophos Holdings, Inc.	48,034	1,915

Minerals Technologies, Inc.	78,054	3,846

Olin Corp.	259,109	4,667

OM Group, Inc. *	143,419	3,725

PolyOne Corp.	305,019	3,267

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Chemicals – 3.1% – continued

Rockwood Holdings, Inc. *	33,348	$1,123

Sensient Technologies Corp.	295,328	9,613
Westlake Chemical Corp.	58,904	2,019
		41,827

Coal – 0.1%

Cloud Peak Energy, Inc. *	13,300	225

Hallador Energy Co.	11,800	101
James River Coal Co. *	106,900	681
		1,007

Commercial Services – 3.1%

ABM Industries, Inc.	164,206	3,130

Advance America Cash Advance Centers, Inc.	96,000	707

Albany Molecular Research, Inc. *	176,699	498

Barrett Business Services, Inc.	24,316	339

CDI Corp.	106,814	1,141

CRA International, Inc. *	35,683	714

Cross Country Healthcare, Inc. *	209,032	874

Electro Rent Corp.	146,416	2,022

Geo Group (The), Inc. *	13,553	252

Great Lakes Dredge & Dock Corp.	102,127	416

Heidrick & Struggles International, Inc.	106,229	1,747

Kelly Services, Inc., Class A	79,479	906

Kforce, Inc. *	69,330	680

Korn/Ferry International *	130,457	1,590

MAXIMUS, Inc.	51,756	1,806

Multi-Color Corp.	64,220	1,451

Perceptron, Inc. *	3,200	17

PHH Corp. *	277,195	4,457

Rent-A-Center, Inc.	376,370	10,331

Stewart Enterprises, Inc., Class A	624,620	3,716

Towers Watson & Co., Class A	38,555	2,305
Viad Corp.	160,986	2,734
		41,833

Computers – 1.2%

CACI International, Inc., Class A *	90,074	4,498

Cray, Inc. *	243,517	1,293

Dynamics Research Corp. *	8,412	75

Electronics for Imaging, Inc. *	166,361	2,241

Imation Corp. *	92,286	675

Insight Enterprises, Inc. *	319,211	4,833

Mentor Graphics Corp. *	175,608	1,689

Ness Technologies, Inc. *	163,277	1,251

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Computers – 1.2% – continued

NetSol Technologies, Inc. *	54,500	$32
Xyratex Ltd.	31,969	296
		16,883

Cosmetics/Personal Care – 0.2%

Elizabeth Arden, Inc. *	45,500	1,294
Inter Parfums, Inc.	65,012	1,004
		2,298

Distribution/Wholesale – 0.5%

Core-Mark Holding Co., Inc. *	60,182	1,843

Owens & Minor, Inc.	58,558	1,668

School Specialty, Inc. *	162,112	1,156
United Stationers, Inc.	62,266	1,697
		6,364

Diversified Financial Services – 1.6%

Aircastle Ltd.	51,535	491

Calamos Asset Management, Inc., Class A	35,627	357

Encore Capital Group, Inc. *	91,865	2,007

GFI Group, Inc.	110,180	443

Investment Technology Group, Inc. *	118,838	1,163

Janus Capital Group, Inc.	94,800	569

JMP Group, Inc.	32,305	188

KBW, Inc.	37,798	521

Knight Capital Group, Inc., Class A *	302,918	3,684

National Financial Partners Corp. *	104,704	1,145

Nelnet, Inc., Class A	144,637	2,716

NewStar Financial, Inc. *	66,001	616

Ocwen Financial Corp. *	229,740	3,035

Oppenheimer Holdings, Inc., Class A	28,700	460

Penson Worldwide, Inc. *	137,008	199

Piper Jaffray Cos. *	17,300	310

Stifel Financial Corp. *	46,746	1,242

SWS Group, Inc.	165,553	776
World Acceptance Corp. *	41,378	2,315
		22,237

Electric – 5.0%

Allete, Inc.	164,084	6,010

Avista Corp.	283,232	6,755

Black Hills Corp.	108,900	3,337

Central Vermont Public Service Corp.	145,307	5,116

Cleco Corp.	210,789	7,196

El Paso Electric Co.	292,473	9,386

IDACORP, Inc.	281,887	10,650

NorthWestern Corp.	139,745	4,463
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Electric – 5.0% – continued

Otter Tail Corp.	138,150	$2,528

Portland General Electric Co.	212,491	5,034
Unisource Energy Corp.	191,014	6,894
		67,369

Electrical Components & Equipment – 0.5%

Encore Wire Corp.	119,682	2,463

EnerSys *	9,958	199

Littelfuse, Inc.	80,738	3,247
Power-One, Inc. *	79,500	358
		6,267

Electronics – 4.0%

Analogic Corp.	80,505	3,656

Bel Fuse, Inc., Class B	62,895	980

Benchmark Electronics, Inc. *	233,569	3,039

Brady Corp., Class A	240,022	6,344

Coherent, Inc. *	106,210	4,563

CTS Corp.	416,014	3,382

Cymer, Inc. *	181,855	6,761

DDi Corp.	11,890	86

FEI Co. *	188,739	5,654

Newport Corp. *	76,750	830

OSI Systems, Inc. *	76,379	2,560

Park Electrochemical Corp.	64,757	1,384

Plexus Corp. *	94,599	2,140

Rofin-Sinar Technologies, Inc. *	105,993	2,035

Rogers Corp. *	84,049	3,289

Tech Data Corp. *	91,114	3,939
Watts Water Technologies, Inc., Class A	145,939	3,889
		54,531

Energy – Alternate Sources – 0.1%
REX American Resources Corp. *	96,912	1,636

Engineering & Construction – 0.8%

Dycom Industries, Inc. *	214,067	3,275

EMCOR Group, Inc. *	197,263	4,011

Granite Construction, Inc.	75,283	1,413

Insituform Technologies, Inc., Class A *	8,038	93
Layne Christensen Co. *	105,547	2,438
		11,230

Entertainment – 0.4%

Churchill Downs, Inc.	116,314	4,540

International Speedway Corp., Class A	8,120	185

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Entertainment – 0.4% – continued
Vail Resorts, Inc.	30,450	$1,151
		5,876

Food – 2.4%

Chiquita Brands International, Inc. *	281,779	2,350

Dole Food Co., Inc. *	220,619	2,206

Fresh Del Monte Produce, Inc.	197,960	4,593

Hain Celestial Group (The), Inc. *	311,185	9,507

Imperial Sugar Co.	161,500	1,040

M&F Worldwide Corp. *	47,803	1,177

Nash Finch Co.	64,602	1,740

Pilgrim’s Pride Corp. *	204,330	872

Sanderson Farms, Inc.	13,900	660

Seneca Foods Corp., Class A *	37,995	752

TreeHouse Foods, Inc. *	93,200	5,763

Weis Markets, Inc.	33,800	1,253
Winn-Dixie Stores, Inc. *	77,141	457
		32,370

Forest Products & Paper – 0.8%

Boise, Inc.	221,900	1,147

Buckeye Technologies, Inc.	61,686	1,487

Domtar Corp.	37,243	2,539

KapStone Paper and Packaging Corp. *	52,831	734

Mercer International, Inc. *	81,923	557
P.H. Glatfelter Co.	299,242	3,953
		10,417

Gas – 2.6%

Laclede Group (The), Inc.	55,759	2,161

New Jersey Resources Corp.	105,900	4,508

Nicor, Inc.	145,682	8,014

Northwest Natural Gas Co.	49,377	2,178

Piedmont Natural Gas Co., Inc.	88,000	2,542

Southwest Gas Corp.	282,701	10,225
WGL Holdings, Inc.	133,917	5,232
		34,860

Healthcare – Products – 1.4%

Angiodynamics, Inc. *	131,815	1,732

Cantel Medical Corp.	87,143	1,841

CONMED Corp. *	289,907	6,671

Cooper (The) Cos., Inc.	47,230	3,738

CryoLife, Inc. *	187,830	843

Greatbatch, Inc. *	125,651	2,514
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Healthcare – Products – 1.4% – continued
Invacare Corp.	104,352	$2,404
		19,743

Healthcare – Services – 2.9%

Amedisys, Inc. *	25,108	372

American Dental Partners, Inc. *	65,753	635

Amsurg Corp. *	146,334	3,293

Capital Senior Living Corp. *	59,314	366

Centene Corp. *	118,103	3,386

Community Health Systems, Inc. *	52,932	881

Continucare Corp. *	368,824	2,353

Five Star Quality Care, Inc. *	58,973	147

Gentiva Health Services, Inc. *	133,977	740

HealthSouth Corp. *	75,424	1,126

Healthspring, Inc. *	217,692	7,937

Kindred Healthcare, Inc. *	413,063	3,561

LifePoint Hospitals, Inc. *	113,124	4,145

Medcath Corp. *	100,270	1,392

Molina Healthcare, Inc. *	172,537	2,664

RadNet, Inc. *	226,261	552

Triple-S Management Corp., Class B *	143,250	2,399

Universal American Corp.	152,303	1,532
WellCare Health Plans, Inc. *	55,015	2,089
		39,570

Holding Companies – Diversified – 0.1%
Compass Diversified Holdings	161,367	1,965

Home Builders – 0.1%
Meritage Homes Corp. *	65,940	998

Home Furnishings – 0.2%

Audiovox Corp., Class A *	80,348	441

Ethan Allen Interiors, Inc.	68,555	933

Hooker Furniture Corp.	60,931	552
La-Z-Boy, Inc. *	102,341	758
		2,684

Household Products/Wares – 1.3%

American Greetings Corp., Class A	244,023	4,514

Blyth, Inc.	54,577	3,026

CSS Industries, Inc.	51,545	860

Ennis, Inc.	265,842	3,472

Helen of Troy Ltd. *	119,461	3,001
Prestige Brands Holdings, Inc. *	306,458	2,774
		17,647

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Insurance – 5.9%

Alterra Capital Holdings Ltd.	258,945	$4,912

American Equity Investment Life

Holding Co.	168,585	1,475

AMERISAFE, Inc. *	52,912	974

Argo Group International Holdings Ltd.	85,841	2,435

Assured Guaranty Ltd.	181,300	1,992

CNO Financial Group, Inc. *	576,677	3,120

Delphi Financial Group, Inc., Class A	287,995	6,198

Donegal Group, Inc., Class A	143,730	1,730

EMC Insurance Group, Inc.	55,697	1,025

Employers Holdings, Inc.	106,633	1,361

Endurance Specialty Holdings Ltd.	30,896	1,055

FBL Financial Group, Inc., Class A	186,951	4,977

FPIC Insurance Group, Inc. *	84,108	3,519

Hallmark Financial Services, Inc. *	65,007	479

Harleysville Group, Inc.	163,931	9,649

Horace Mann Educators Corp.	246,752	2,815

Kemper Corp.	39,555	948

Meadowbrook Insurance Group, Inc.	330,146	2,942

MGIC Investment Corp. *	555,382	1,039

Montpelier Re Holdings Ltd.	116,460	2,059

Navigators Group (The), Inc. *	114,733	4,956

Old Republic International Corp.	66,627	594

Platinum Underwriters Holdings Ltd.	94,100	2,894

Radian Group, Inc.	63,100	138

RLI Corp.	53,581	3,407

Safety Insurance Group, Inc.	60,745	2,298

Selective Insurance Group, Inc.	374,509	4,887

StanCorp Financial Group, Inc.	56,009	1,544

State Auto Financial Corp.	38,955	512

Symetra Financial Corp.	109,433	892

United Fire & Casualty Co.	63,878	1,130
Validus Holdings Ltd.	87,865	2,190
		80,146

Internet – 0.6%

Digital River, Inc.*	72,308	1,499

Earthlink, Inc.	374,580	2,446

Infospace, Inc. *	200,990	1,680

PC-Tel, Inc. *	98,758	608
United Online, Inc.	318,790	1,667
		7,900

Investment Companies – 1.2%

American Capital Ltd. *	798,551	5,446

Apollo Investment Corp.	473,746	3,563
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Investment Companies – 1.2% – continued

Ares Capital Corp.	96,497	$1,329

Arlington Asset Investment Corp., Class A	12,981	312

BlackRock Kelso Capital Corp.	172,804	1,261

Gladstone Capital Corp.	36,175	248

Hercules Technology Growth Capital, Inc.	241,965	2,062
MVC Capital, Inc.	151,179	1,583
		15,804

Leisure Time – 0.5%

Arctic Cat, Inc.*	29,500	427
Life Time Fitness, Inc. *	164,125	6,048
		6,475

Lodging – 0.2%
Marcus Corp.	275,079	2,737

Machinery – Construction & Mining – 0.0%
Astec Industries, Inc.*	1,635	48

Machinery – Diversified – 1.2%

Albany International Corp., Class A	125,360	2,288

Briggs & Stratton Corp.	287,072	3,878

Cascade Corp.	62,867	2,099

Cognex Corp.	90,819	2,462

Intevac, Inc. *	133,866	936

Kadant, Inc. *	5,270	94

NACCO Industries, Inc., Class A	28,773	1,824
Robbins & Myers, Inc.	70,351	2,442
		16,023

Media – 0.5%

DG FastChannel, Inc. *	27,000	458

Journal Communications, Inc., Class A *	581,521	1,727
Scholastic Corp.	184,841	5,181
		7,366

Metal Fabrication/Hardware – 1.0%

A.M. Castle & Co. *	87,851	961

Ampco-Pittsburgh Corp.	16,600	339

CIRCOR International, Inc.	46,719	1,372

Mueller Industries, Inc.	163,063	6,293

Northwest Pipe Co. *	35,266	716

Olympic Steel, Inc.	46,698	791
Worthington Industries, Inc.	245,830	3,434
		13,906

Mining – 1.1%

Coeur d’Alene Mines Corp. *	196,144	4,205

Hecla Mining Co. *	291,216	1,561

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Mining – 1.1% – continued

Kaiser Aluminum Corp.	79,376	$3,515

Materion Corp. *	144,648	3,281

Thompson Creek Metals Co., Inc. *	265,800	1,613
USEC, Inc. *	91,689	148
		14,323

Miscellaneous Manufacturing – 2.1%

Ameron International Corp.	79,235	6,730

Barnes Group, Inc.	195,150	3,757

Ceradyne, Inc. *	226,419	6,088

EnPro Industries, Inc. *	112,662	3,344

Federal Signal Corp.	239,096	1,057

Griffon Corp. *	182,441	1,492

Myers Industries, Inc.	256,409	2,603

Standex International Corp.	81,361	2,533
Tredegar Corp.	86,659	1,285
		28,889

Oil & Gas – 1.9%

Approach Resources, Inc. *	13,281	226

Bill Barrett Corp. *	143,240	5,191

Clayton Williams Energy, Inc. *	47,094	2,016

Contango Oil & Gas Co. *	6,700	367

GeoResources, Inc. *	116,421	2,071

Gran Tierra Energy, Inc. *	69,882	333

Parker Drilling Co. *	560,500	2,461

Penn Virginia Corp.	240,117	1,337

Petroleum Development Corp. *	123,579	2,396

Rex Energy Corp. *	25,929	328

Stone Energy Corp. *	113,305	1,837

Swift Energy Co. *	151,190	3,680

Vaalco Energy, Inc. *	242,382	1,178

Venoco, Inc. *	67,900	598

W&T Offshore, Inc.	88,900	1,223
Warren Resources, Inc. *	30,100	72
		25,314

Oil & Gas Services – 0.9%

Cal Dive International, Inc. *	264,515	505

Complete Production Services, Inc. *	20,275	382

Hornbeck Offshore Services, Inc. *	169,962	4,234

Key Energy Services, Inc. *	64,191	609

Natural Gas Services Group, Inc. *	107,136	1,374

Newpark Resources, Inc. *	497,079	3,027

Oil States International, Inc. *	17,827	908

OYO Geospace Corp. *	2,196	124

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Oil & Gas Services – 0.9% – continued
Tetra Technologies, Inc. *	200,600	$1,549
		12,712

Packaging & Containers – 0.2%

Graphic Packaging Holding Co. *	284,628	982
Rock-Tenn Co., Class A	30,868	1,503
		2,485

Pharmaceuticals – 0.6%

Nutraceutical International Corp. *	71,580	915
Viropharma, Inc. *	415,495	7,508
		8,423

Pipelines – 0.4%

Crosstex Energy, Inc.	194,779	2,626

Enbridge Energy Management LLC *	95,363	2,621

Enbridge Energy Management LLC - (Fractional Shares) (1) *	2,064,858	–
Kinder Morgan Management LLC - (Fractional Shares) (1) *	20,928	–
		5,247

Real Estate – 0.6%

Avatar Holdings, Inc. *	56,234	460

Sovran Self Storage, Inc.	163,774	6,087
W.P. Carey & Co. LLC	45,533	1,659
		8,206

Real Estate Investment Trusts – 12.0%

Acadia Realty Trust	93,985	1,758

Agree Realty Corp.	81,033	1,765

Alexander’s, Inc.	2,100	758

Alexandria Real Estate Equities, Inc.	33,568	2,061

American Campus Communities, Inc.	184,000	6,847

Anworth Mortgage Asset Corp.	346,607	2,357

ARMOUR Residential REIT, Inc.	188,000	1,278

BioMed Realty Trust, Inc.	567,876	9,410

Capstead Mortgage Corp.	291,089	3,359

CBL & Associates Properties, Inc.	231,150	2,626

Cedar Shopping Centers, Inc.	317,964	989

Colonial Properties Trust	200,393	3,639

Corporate Office Properties Trust	35,703	778

DiamondRock Hospitality Co.	434,869	3,040

Duke Realty Corp.	190,712	2,002

DuPont Fabros Technology, Inc.	81,150	1,598

Dynex Capital, Inc.	109,300	881

Entertainment Properties Trust	135,622	5,287

Equity One, Inc.	258,783	4,104

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Real Estate Investment Trusts – 12.0% – continued

Extra Space Storage, Inc.	300,000	$5,589

First Industrial Realty Trust, Inc. *	153,900	1,231

First Potomac Realty Trust	229,845	2,866

Franklin Street Properties Corp.	190,244	2,152

Gladstone Commercial Corp.	28,501	447

Hatteras Financial Corp.	202,605	5,098

Healthcare Realty Trust, Inc.	171,910	2,897

Highwoods Properties, Inc.	203,142	5,741

Home Properties, Inc.	56,910	3,230

Invesco Mortgage Capital, Inc.	251,900	3,559

Investors Real Estate Trust	205,495	1,480

Kilroy Realty Corp.	145,400	4,551

Kite Realty Group Trust	288,879	1,057

LaSalle Hotel Properties	184,659	3,545

LTC Properties, Inc.	165,814	4,198

Medical Properties Trust, Inc.	661,621	5,921

MFA Financial, Inc.	965,019	6,774

National Health Investors, Inc.	124,132	5,230

National Retail Properties, Inc.	450,544	12,106

Newcastle Investment Corp.	90,400	368

NorthStar Realty Finance Corp.	597,901	1,973

One Liberty Properties, Inc.	27,840	408

Parkway Properties, Inc.	106,622	1,174

Pennsylvania Real Estate Investment Trust	158,953	1,229

Post Properties, Inc.	134,480	4,672

Potlatch Corp.	50,387	1,588

PS Business Parks, Inc.	41,600	2,061

Ramco-Gershenson Properties Trust	178,921	1,467

Redwood Trust, Inc.	385,500	4,306

Resource Capital Corp.	193,062	965

SL Green Realty Corp.	57,910	3,367

Strategic Hotels & Resorts, Inc. *	342,942	1,478

Washington Real Estate Investment Trust	139,306	3,926
Weingarten Realty Investors	111,997	2,371
		163,562

Retail – 6.5%

Bob Evans Farms, Inc.	131,728	3,757

Cabela’s, Inc. *	202,232	4,144

Casey’s General Stores, Inc.	89,551	3,909

Cash America International, Inc.	193,211	9,885

Collective Brands, Inc. *	275,829	3,575

Cracker Barrel Old Country Store, Inc.	81,025	3,247

Dillard’s, Inc., Class A	133,700	5,813

DSW, Inc., Class A	87,397	4,036

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Retail – 6.5% – continued

Einstein Noah Restaurant Group, Inc.	38,362	$492

Fred’s, Inc., Class A	263,760	2,812

Genesco, Inc. *	119,077	6,136

Group 1 Automotive, Inc.	47,534	1,690

Haverty Furniture Cos., Inc.	79,945	799

Kenneth Cole Productions, Inc., Class A *	60,454	649

Men’s Wearhouse (The), Inc.	313,562	8,178

Pantry (The), Inc. *	120,323	1,459

PC Connection, Inc. *	153,769	1,227

PC Mall, Inc. *	6,800	36

Penske Automotive Group, Inc.	154,993	2,480

Pep Boys-Manny, Moe & Jack	123,140	1,215

Regis Corp.	427,793	6,028

Ruby Tuesday, Inc. *	119,224	854

Rush Enterprises, Inc., Class A *	213,384	3,021

Saks, Inc. *	57,625	504

Shoe Carnival, Inc. *	43,490	1,026

Sonic Automotive, Inc., Class A	448,531	4,840

Stage Stores, Inc.	174,408	2,419

Wet Seal (The), Inc., Class A *	130,865	586
World Fuel Services Corp.	94,400	3,082
		87,899

Savings & Loans – 1.9%

Abington Bancorp, Inc.	128,348	924

Astoria Financial Corp.	91,074	700

Bank Mutual Corp.	160,413	419

BankFinancial Corp.	59,331	394

Berkshire Hills Bancorp, Inc.	33,997	628

Dime Community Bancshares	227,530	2,305

First Defiance Financial Corp. *	289	4

First Financial Holdings, Inc.	39,514	158

First Niagara Financial Group, Inc.	414,330	3,791

Flushing Financial Corp.	288,086	3,111

Northwest Bancshares, Inc.	115,428	1,375

OceanFirst Financial Corp.	56,058	654

Provident Financial Holdings, Inc.	8,750	76

Provident Financial Services, Inc.	317,277	3,411

Provident New York Bancorp	231,221	1,346

United Financial Bancorp, Inc.	133,818	1,832

Washington Federal, Inc.	290,742	3,704
WSFS Financial Corp.	51,648	1,631
		26,463

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Semiconductors – 1.7%

ATMI, Inc. *	85,944	$1,360

Brooks Automation, Inc.	358,737	2,924

Cabot Microelectronics Corp. *	55,733	1,917

Cohu, Inc.	103,632	1,024

Emulex Corp. *	186,376	1,193

Entegris, Inc. *	323,800	2,066

Fairchild Semiconductor International, Inc. *	96,700	1,044

GSI Technology, Inc. *	104,930	516

Integrated Device Technology, Inc. *	43,079	222

IXYS Corp. *	2,105	23

LTX-Credence Corp. *	38,800	205

Mindspeed Technologies, Inc. *	25,400	132

MIPS Technologies, Inc. *	37,800	183

MKS Instruments, Inc.	216,742	4,705

Omnivision Technologies, Inc. *	84,000	1,179

Pericom Semiconductor Corp. *	186,201	1,380

Photronics, Inc. *	92,716	462

Sigma Designs, Inc. *	111,661	875

Silicon Image, Inc. *	209,652	1,231

Standard Microsystems Corp. *	12,600	244
Tessera Technologies, Inc. *	52,628	628
		23,513

Software – 1.2%

Digi International, Inc. *	219,097	2,410

JDA Software Group, Inc. *	123,367	2,892

Quest Software, Inc. *	283,843	4,507

Schawk, Inc.	147,605	1,457

SYNNEX Corp. *	140,559	3,683
Take-Two Interactive Software, Inc. *	95,500	1,215
		16,164

Storage/Warehousing – 0.2%
Mobile Mini, Inc. *	189,996	3,124

Telecommunications – 1.2%

ADPT Corp. *	228,331	612

Alliance Fiber Optic Products, Inc. *	8,600	62

Arris Group, Inc. *	17,000	175

Atlantic Tele-Network, Inc.	1,361	45

Aviat Networks, Inc. *	118,060	277

Black Box Corp.	85,902	1,834

Cincinnati Bell, Inc. *	67,182	208

Consolidated Communications Holdings, Inc.	10,495	189

Extreme Networks, Inc. *	276,569	733

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.5% – continued

Telecommunications – 1.2% – continued

General Communication, Inc., Class A *	180,393	$1,479

Netgear, Inc. *	65,135	1,686

Oplink Communications, Inc. *	114,366	1,732

Plantronics, Inc.	99,138	2,821

Premiere Global Services, Inc. *	288,968	1,855

RF Micro Devices, Inc. *	194,100	1,231

SureWest Communications	4,300	45

Tekelec *	197,398	1,192

Telephone & Data Systems, Inc.	34,725	738
Tessco Technologies, Inc.	6,800	90
		17,004

Textiles – 1.0%

G&K Services, Inc., Class A	225,001	5,747
Unifirst Corp.	161,630	7,320
		13,067

Toys, Games & Hobbies – 0.2%
Jakks Pacific, Inc.	181,835	3,446

Transportation – 1.7%

Atlas Air Worldwide Holdings, Inc. *	54,360	1,810

Bristow Group, Inc.	143,601	6,093

Eagle Bulk Shipping, Inc. *	361,012	567

Genco Shipping & Trading Ltd. *	136,760	1,068

General Maritime Corp.	136,930	36

Gulfmark Offshore, Inc., Class A *	161,357	5,864

Knightsbridge Tankers Ltd.	12,516	207

Marten Transport Ltd.	303	5

Nordic American Tankers Ltd.	76,398	1,077

Overseas Shipholding Group, Inc.	68,625	943

PHI, Inc. (Non Voting) *	71,687	1,372

Saia, Inc. *	70,490	741

Ship Finance International Ltd.	197,419	2,566
Universal Truckload Services, Inc.	8,825	115
		22,464

Trucking & Leasing – 0.4%

AMERCO *	63,977	3,995

TAL International Group, Inc.	64,730	1,615
Willis Lease Finance Corp. *	28,049	318
		5,928
Total Common Stocks
(Cost $1,314,263)		1,284,000

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 0.1%

Healthcare – Products – 0.1%
Alere, Inc. 3.00% *	3,306	$635
Total Convertible Preferred Stocks
(Cost $723)		635

OTHER – 0.0%

Escrow DLB Oil & Gas (1) *	2,100	–
Escrow Gerber Scientific, Inc.(1) *	264,734	–
Total Other
(Cost $ — )		–

INVESTMENT COMPANIES – 6.0%
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	81,226,207	81,226
Total Investment Companies
(Cost $81,226)		81,226

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Bill, 0.03%, 11/17/11 (4)	$6,344	6,344
0.04%, 5/3/12 (4)	1,935	1,934
Total Short-Term Investments
(Cost $8,278)		8,278

Total Investments – 101.2%
(Cost $1,404,490)		1,374,139
Liabilities less Other Assets – (1.2)%		(15,980)
NET ASSETS – 100.0%		$1,358,159

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $41,333,000 with net purchases of approximately $39,893,000 during the six months ended September 30, 2011.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	605	$34,062	Long	12/11	$(994)
Russell 2000 Mini	565	36,245	Long	12/11	(2,605)

Total					$(3,599)

At September 30, 2011, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	3.8
Energy	5.2
Financials	35.2
Health Care	5.8
Industrials	15.0
Information Technology	10.0
Materials	5.9
Telecommunication Services	0.4
Utilities	8.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider. The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$1,284,000(1)	$–	$–	$1,284,000

Convertible Preferred Stocks	635	–	–	635

Investment Companies	81,226	–	–	81,226

Short-Term Investments	–	8,278	–	8,278

Total Investments	$1,365,861	$8,278	$–	$1,374,139

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(3,599)	$–	$–	$(3,599)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)

Common Stocks Chemicals	$876	$–	$(1,549)	$735	$–	$–	$(62)	$–	$–	$–

See Notes to the Financial Statements.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Aerospace/Defense – 1.1%
General Dynamics Corp.	15,174	$863

Biotechnology – 6.0%

Biogen Idec, Inc. *	12,688	1,182

Celgene Corp. *	14,533	900

Gilead Sciences, Inc. *	37,906	1,470
Vertex Pharmaceuticals, Inc. *	22,898	1,020
		4,572

Commercial Services – 1.1%
SuccessFactors, Inc. *	36,387	837

Computers—23.1%

Accenture PLC, Class A	19,903	1,048

Apple, Inc. *	12,531	4,777

Brocade Communications Systems, Inc. *	243,147	1,050

Cognizant Technology Solutions Corp., Class A *	14,681	921

EMC Corp. *	67,442	1,416

Fortinet, Inc. *	42,627	716

Hewlett-Packard Co.	29,368	659

International Business Machines Corp.	8,082	1,415

MICROS Systems, Inc. *	28,899	1,269

NetApp, Inc. *	22,737	772

Riverbed Technology, Inc. *	29,843	596

SanDisk Corp. *	25,586	1,032
Teradata Corp. *	35,466	1,898
		17,569

Electronics – 3.7%

FEI Co. *	41,485	1,243

Plexus Corp. *	27,600	624
Waters Corp. *	13,103	989
		2,856

Healthcare – Products – 1.1%
Intuitive Surgical, Inc. *	2,337	851

Internet – 10.0%

Amazon.com, Inc. *	3,331	720

AsiaInfo-Linkage, Inc. *	48,838	360

F5 Networks, Inc. *	21,233	1,509

Google, Inc., Class A *	6,208	3,193

OpenTable, Inc. *	13,607	626
TIBCO Software, Inc. *	52,649	1,179
		7,587

Miscellaneous Manufacturing – 1.7%

Danaher Corp.	17,540	736

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Miscellaneous Manufacturing – 1.7% – continued
Polypore International, Inc. *	10,466	$591
		1,327

Office/Business Equipment – 1.2%
Canon, Inc. ADR	20,325	920

Pharmaceuticals – 1.8%
Allergan, Inc.	16,243	1,338

Semiconductors – 14.3%

Altera Corp.	30,726	969

Analog Devices, Inc.	27,349	855

ARM Holdings PLC ADR	32,450	828

ASML Holding N.V. (Registered)	22,371	773

Broadcom Corp., Class A *	35,008	1,165

Intel Corp.	35,583	759

KLA-Tencor Corp.	21,045	806

Linear Technology Corp.	46,200	1,277

Marvell Technology Group Ltd. *	45,290	658

Microchip Technology, Inc.	23,409	728

NXP Semiconductor N.V. *	37,848	534

ON Semiconductor Corp. *	88,698	636
Xilinx, Inc.	32,905	903
		10,891

Software – 20.6%

Activision Blizzard, Inc.	85,278	1,015

Adobe Systems, Inc. *	30,964	748

BMC Software, Inc. *	13,960	538

Check Point Software Technologies Ltd. *	17,465	921

Citrix Systems, Inc. *	32,450	1,769

CommVault Systems, Inc. *	20,873	774

Informatica Corp. *	24,762	1,014

Microsoft Corp.	21,432	533

Oracle Corp.	69,259	1,991

QLIK Technologies, Inc. *	28,896	626

Red Hat, Inc. *	44,485	1,880

Salesforce.com, Inc. *	11,765	1,345

SolarWinds, Inc. *	34,822	767
VMware, Inc., Class A *	21,582	1,735
		15,656

Telecommunications – 12.0%

Amdocs Ltd. *	30,029	814

American Tower Corp., Class A *	18,175	978

Aruba Networks, Inc. *	33,726	705

Cisco Systems, Inc.	94,551	1,465

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Telecommunications – 12.0% – continued

Juniper Networks, Inc. *	50,119	$865

LogMeIn, Inc. *	29,022	964

Polycom, Inc. *	82,146	1,509
QUALCOMM, Inc.	37,767	1,837
		9,137
Total Common Stocks
(Cost $81,214)		74,404

INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	1,557,772	1,558
Total Investment Companies
(Cost $1,558)		1,558

Total Investments – 99.7%
(Cost $82,772)		75,962
Other Assets less Liabilities – 0.3%		206
NET ASSETS – 100.0%		$76,168

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,209,000 with net purchases of approximately $349,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.0%
Health Care	10.4
Industrials	2.9
Information Technology	84.4
Telecommunication Services	1.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$74,404(1)	$–	$–	$74,404

Investment Companies	1,558	–	–	1,558

Total Investments	$75,962	$–	$–	$75,962

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Enhanced Large Cap, Income Equity, International Equity, Large Cap Equity, Large Cap Growth, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined taking into account other similar securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Fund’s Financial Statements can be found in Note 9.

At September 30, 2011, the Small Cap Core and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate fair value of assets pledged to cover margin requirements for open positions was approximately $1,575,000 and $8,278,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York stock exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York stock exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

There were no swaps, caps, collars or floors outstanding for any of the Funds as of or during the six months ended September 30, 2011.

Certain Funds invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2011, were less than $1,000 for the International Equity Fund. Redemption fees for the fiscal year ended March 31, 2011, were approximately $3,000 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Enhanced Large Cap	Quarterly
Income Equity	Monthly
International Equity	Annually
Large Cap Equity	Quarterly
Large Cap Growth	Annually
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in Real Estate Investment Trusts (“REITs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Enhanced Large Cap	$(1)	$1	$ —
Income Equity	(294)	294	—
International Equity	590	(2,320)	1,730
Large Cap Equity	26	—	(26)
Large Cap Growth	53	47,079	(47,132)
Large Cap Value	—	—	—
Small Cap Core	(9)	25,517	(25,508)
Small Cap Value	(373)	373	—
Technology	438	189,742	(190,180)

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010, through the fiscal year ended March 31, 2011, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
International Equity	$7

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2012	MARCH 31, 2017	MARCH 31, 2018
Enhanced Large Cap	$ —	$11,471	$9,392
Income Equity	—	—	29,865
International Equity	—	8,621	154,278
Large Cap Equity	—	9,209	40,723
Large Cap Growth	—	12,709	20,105
Large Cap Value	—	55,266	61,413
Small Cap Core	—	6,219	1,352
Small Cap Value	—	—	81,336
Technology	21,097	6,315	10,853

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At March 31, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Enhanced Large Cap	$3	$ —	$1,778
Income Equity	592	—	62,482
International Equity	1,260	—	41,975
Large Cap Equity	—	—	29,482
Large Cap Growth	—	—	10,940
Large Cap Value	490	—	29,397
Small Cap Core	151	—	21,254
Small Cap Value	$648	$ —	$372,039
Technology	—	—	7,603

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$314	$ —
Income Equity	6,939	—
International Equity	4,643	—
Large Cap Equity	876	—
Large Cap Growth	70	—
Large Cap Value	3,451	—
Small Cap Value	11,401	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$396	$ —
Income Equity	5,970	—
International Equity	7,000	—
Large Cap Equity	1,404	—
Large Cap Growth	300	—
Large Cap Value	4,600	—
Small Cap Value	10,900	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statements of Operations under shareholder servicing fees for the six months ended September 30, 2011.

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month Adjusted London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2011 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Enhanced Large Cap	$100	1.44%
Large Cap Value	1,228	1.44%
Technology	100	1.46%

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2011, the investment adviser has contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL
Fund	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
Enhanced Large Cap	0.30%	0.60%
Small Cap Core	0.85%	1.00%
Small Cap Value	0.85%	1.00%

	CONTRACTUAL ANNUAL ADVISORY FEE			CONTRACTUAL
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Income Equity	0.85%	0.80%	0.77%	1.00%
International Equity	1.00%	0.94%	0.90%	1.25%
Large Cap Equity	0.85%	0.80%	0.77%	1.00%
Large Cap Growth	0.85%	0.80%	0.77%	1.00%
Large Cap Value	0.85%	0.80%	0.77%	1.10%
Technology	1.00%	0.94%	0.90%	1.25%

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the tables above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Enhanced Large Cap	0.60%
Income Equity	1.00%
International Equity	1.06%

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Large Cap Equity	0.85%
Large Cap Growth	0.85%
Large Cap Value	0.85%
Small Cap Core	0.75%
Small Cap Value	1.00%
Technology	1.25%

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustees fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Enhanced Large Cap	$ —	$6,176	$ —	$(7,906)
Income Equity	—	52,656	—	(39,723)
International Equity	—	93,223	—	(83,263)
Large Cap Equity	—	58,811	—	(63,935)
Large Cap Growth	—	15,864	—	(18,124)
Large Cap Value	—	57,542	—	(74,791)
Small Cap Core	—	29,471	—	(12,854)
Small Cap Value	—	94,360	—	(151,802)
Technology	—	22,757	—	(26,289)

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

on wash sales and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Enhanced Large Cap	$663	$(1,027)	$(364)	$10,910
Income Equity	30,014	(31,532)	(1,518)	340,743
International Equity	$21,272	$(54,237)	$(32,965)	$294,950
Large Cap Equity	13,624	(15,911)	(2,287)	124,960
Large Cap Growth	5,784	(6,956)	(1,172)	77,923
Large Cap Value	7,979	(12,767)	(4,788)	135,007
Small Cap Core	7,814	(30,903)	(23,089)	177,425
Small Cap Value	167,973	(200,519)	(32,546)	1,406,685
Technology	3,328	(11,274)	(7,946)	83,908

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	59	$545	6	$49	(286)	$(2,651)	(221)	$(2,057)
Income Equity	5,272	64,318	122	1,497	(4,767)	(57,931)	627	7,884
International Equity	5,031	42,257	—	—	(4,405)	(35,232)	626	7,025
Large Cap Equity	775	10,713	25	324	(1,249)	(16,726)	(449)	(5,689)
Large Cap Growth	246	5,489	—	—	(297)	(6,666)	(51)	(1,177)
Large Cap Value	1,200	11,405	—	—	(3,244)	(29,664)	(2,044)	(18,259)
Small Cap Core	2,249	32,783	—	—	(1,183)	(16,918)	1,066	15,865
Small Cap Value	14,769	219,056	—	—	(16,745)	(253,334)	(1,976)	(34,278)
Technology	356	5,152	—	—	(666)	(9,845)	(310)	(4,693)

Transactions in capital shares for the fiscal year ended March 31, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	673	$5,890	20	$165	(2,161)	$(18,886)	(1,468)	$(12,831)
Income Equity	10,101	118,631	297	3,364	(8,097)	(93,159)	2,301	28,836
International Equity	9,124	72,417	98	807	(11,254)	(87,640)	(2,032)	(14,416)
Large Cap Equity	1,523	19,391	39	498	(3,544)	(44,526)	(1,982)	(24,637)
Large Cap Growth	393	7,926	3	59	(853)	(16,651)	(457)	(8,666)
Large Cap Value	3,004	28,107	194	1,885	(8,694)	(80,402)	(5,496)	(50,410)
Small Cap Core	9,297	134,520	—	—	(1,018)	(13,698)	8,279	120,822
Small Cap Value	29,049	407,544	680	10,373	(32,638)	(459,078)	(2,909)	(41,161)
Technology	522	7,416	—	—	(1,127)	(14,917)	(605)	(7,501)

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2011:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Small Cap Core	Equity contracts	Net Assets - Unrealized appreciation	$–	*	Net Assets - Unrealized depreciation	$(363	)*	UBS
Small Cap Value	Equity contracts	Net Assets – Unrealized appreciation	–	*	Net Assets - Unrealized depreciation	(3,599	)*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2011:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	$(2)
International Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	61
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(1,129)
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(7,681)
Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(5)
International Equity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency transactions	(2)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(597)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(4,940)

Volume of derivative activity for the six months ended September 30, 2011*:

	FOREIGN EXCHANGE		FUTURES EQUITY
	CONTRACTS**		CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Enhanced Large Cap	–	$–	8	$112
International Equity	42	1,138	–	–
Small Cap Core	–	–	65	631
Small Cap Value	–	–	67	3,516

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and futures equity contracts.

**	Foreign exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

11. LEGAL PROCEEDINGS

In 2007, the Enhanced Large Cap Fund and Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.). The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the LBO. The adversary proceeding by the Committee has been stayed pending the Bankruptcy Court’s approval of a plan of reorganization for Tribune. The plaintiffs in the other two actions have each moved for and received stays of the action pending further order of the Bankruptcy Court in the Tribune Chapter 11 case or the District Court. On October 31, 2011, the judge in Tribune’s Chapter 11 bankruptcy proceeding rejected the two competing reorganization plans that had been offered to resolve the bankruptcy case.

The value of the proceeds received by the Enhanced Large Cap Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Funds or any member of the putative defendant class, and the Funds intend to vigorously defend any lawsuit. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset values.

12. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, the Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the items noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 77), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 80), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.60%	$1,000.00	$867.30	$2.81
Hypothetical**	0.60%	$1,000.00	$1,022.06	$3.04

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.00%	$1,000.00	$863.90	$4.67
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.25%	$1,000.00	$783.80	$5.59
Hypothetical**	1.25%	$1,000.00	$1,018.80	$6.33

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.00%	$1,000.00	$826.40	$4.58
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

LARGE CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.00%	$1,000.00	$859.40	$4.66
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.10%	$1,000.00	$764.70	$4.87
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.00%	$1,000.00	$781.60	$4.47
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.00%	$1,000.00	$798.10	$4.51
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.25%	$1,000.00	$846.30	$5.79
Hypothetical**	1.25%	$1,000.00	$1,018.80	$6.33

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Funds by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ generally more conservative approach to investment management and their efforts to refine the Funds’ risk management processes, including the steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other

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EQUITY FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may underperform during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three-and five-year performance. For Funds subject to in-depth reviews, the Trustees placed more emphasis on recent (one-year) performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to those Funds and had resulted in improved performance for certain of those Funds subject to more intensive review.

Based on the information received the Trustees believed that the majority of the Funds were performing well under current market circumstances for the most recent three-year and five-year periods and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees believed that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number, of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper objective median, although most of the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by Northern, regulatory and compliance differences, board and committee support and other differences between the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency and administration services, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific

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EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2011 (UNAUDITED)

levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Funds benefited from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND

30	GLOBAL REAL ESTATE INDEX FUND

39	GLOBAL SUSTAINABILITY INDEX FUND

51	INTERNATIONAL EQUITY INDEX FUND

66	MID CAP INDEX FUND

74	SMALL CAP INDEX FUND

101	STOCK INDEX FUND

110	NOTES TO THE FINANCIAL STATEMENTS

121	FUND EXPENSES

123	APPROVAL OF ADVISORY AGREEMENT

126	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at cost	$1,221,733	(1)	$594,973	(1)
Investments, at value	$1,214,333	(3)	$556,622	(3)
Cash held at broker (restricted $555, $462, $140, respectively)	5,417		1,363
Foreign currencies held at broker, at value (restricted $699, $175, respectively)	–		209	(5)
Foreign currencies, at value (cost $14,654, $7,794, $1,737, $1,562, respectively)	14,326		7,403
Dividend income receivable	1,638		1,608
Interest income receivable	9		12
Receivable for foreign tax reclaimable	54		354
Receivable for securities sold	3,093		–
Receivable for variation margin on futures contracts	11		719
Receivable for fund shares sold	988		1,355
Receivable from investment adviser	1		10
Unrealized gain on forward foreign currency exchange contracts	385		33
Prepaid and other assets	56		15
Total Assets	1,240,311		569,703
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	478		96
Payable for securities purchased	2,094		–
Payable for variation margin on futures contracts	390		646
Payable for fund shares redeemed	2,953		1,027
Foreign currencies payable to broker, at value (restricted $1,915, $2,641, respectively)	2,228	(6)	–
Payable to affiliates:
Investment advisory fees	72		33
Administration fees	31		14
Custody and accounting fees	24		13
Shareholder servicing fees	–		3
Transfer agent fees	21		9
Trustee fees	6		5
Accrued other liabilities	44		15
Total Liabilities	8,341		1,861
Net Assets	$1,231,970		$567,842
ANALYSIS OF NET ASSETS:
Capital stock	$1,360,404		$1,284,935
Accumulated undistributed net investment income (loss)	12,918		(208)
Accumulated undistributed net realized loss	(133,212)		(677,809)
Net unrealized depreciation	(8,140)		(39,076)
Net Assets	$1,231,970		$567,842
Shares Outstanding ($.0001 par value, unlimited authorization)	125,346		81,684
Net Asset Value, Redemption and Offering Price Per Share	$9.83		$6.95

(1)	Amounts include cost from Diversified Assets Portfolio of the Northern Institutional Funds of $10,752, $2,529, $1,546, $24,934, $16,059, $9,599, and $62,735, respectively.
(2)	Amounts include cost from the Northern Trust Corp. of $94 and $2,722, respectively.
(3)	Amounts include value from Diversified Assets Portfolio of the Northern Institutional Funds of $10,752, $2,529, $1,546, $24,934, $16,059, $9,599, and $62,735, respectively.
(4)	Amounts include value from the Northern Trust Corp. of $61 and $1,618, respectively.
(5)	Costs associated with foreign currencies held at broker are $211 and $222, respectively.
(6)	Costs associated with foreign currencies payable to broker are $2,215 and $345, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND

$88,630	(1)(2)	$1,618,359	(1)	$447,177	(1)	$388,355	(1)	$2,235,291	(1)(2)
$88,046	(3)(4)	$1,494,899	(3)	$442,126	(3)	$357,157	(3)	$2,207,347	(3)(4)
297		4,525		–		–		–
217	(5)	–		–		–		–
1,682		1,537		–		–		–
251		5,446		415		505		3,001
2		2		–		–		–
74		2,843		–		–		–
–		29,558		–		299		–
–		7		–		29		33
1		6,125		333		336		3,154
4		41		18		10		54
13		252		–		–		–
5		23		21		28		24
90,592		1,545,258		442,913		358,364		2,213,613

3		628		–		–		–
–		44,514		1,185		1,313		–
83		387		486		408		1,951
2		270		113		23		4,309
–		340	(6)	–		–		–

5		61		15		12		37
2		37		11		9		56
5		28		8		9		9
7		–		–		–		–
2		24		8		6		37
2		12		4		5		9
15		52		42		17		62
126		46,353		1,872		1,802		6,470
$90,466		$1,498,905		$441,041		$356,562		$2,207,143

$94,640		$1,899,849		$464,304		$398,858		$2,298,773
1,517		37,172		3,479		2,415		1,064
(4,954)		(314,718)		(20,656)		(12,781)		(61,318)
(737)		(123,398)		(6,086)		(31,930)		(31,376)
$90,466		$1,498,905		$441,041		$356,562		$2,207,143
11,452		169,431		42,481		50,043		157,535
$7.90		$8.85		$10.38		$7.13		$14.01

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$26,870	(1)(2)	$12,003	(3)(4)
Interest income	7		4
Total Investment Income	26,877		12,007
EXPENSES:
Investment advisory fees	2,648		1,145
Administration fees	1,135		491
Custody fees	698		312
Accounting fees	86		43
Transfer agent fees	757		327
Registration fees	16		13
Printing fees	22		10
Professional fees	28		9
Shareholder servicing fees	48		47
Trustee fees	12		4
Interest expense	16		2
Other	16		7
Total Expenses	5,482		2,410
Less expenses reimbursed by investment adviser	(1)		(285)
Net Expenses	5,481		2,125
Net Investment Income	21,396		9,882
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	9,858		(1,271)
Futures contracts	(4,376)		(3,092)
Foreign currency transactions	(1,195)		318
Net change in unrealized appreciation (depreciation) on:
Investments	(417,361)		(117,521)
Futures contracts	(696)		(847)
Forward foreign currency exchange contracts	(73)		(4)
Translation of other assets and liabilities denominated in foreign currencies	(757)		(820)
Net Losses	(414,600)		(123,237)
Net Decrease in Net Assets Resulting from Operations	$(393,204)		$(113,355)

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Net of $3,400 in non-reclaimable foreign withholding taxes.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $3, $1, $1 and $6, respectively.
(4)	Net of $580 in non-reclaimable foreign withholding taxes.
(5)	Net of $114 in non-reclaimable foreign withholding taxes.
(6)	Net of $3,792 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,402	(1)(5)	$33,786	(3)(6)	$3,345 (3)	$2,733 (3)	$22,615 (3)
2		17		–	–	2
1,404		33,803		3,345	2,733	22,617

172		2,074		505	419	1,133
74		1,244		379	315	1,700
62		764		48	53	139
15		93		35	31	123
49		830		252	210	1,133
12		16		12	10	17
9		23		25	15	30
9		28		9	9	37
23		2		5	3	6
4		11		4	4	16
–		–		–	–	–
6		16		6	6	20
435		5,101		1,280	1,075	4,354
(117)		(1,373)		(541)	(355)	(1,587)
318		3,728		739	720	2,767
1,086		30,075		2,606	2,013	19,850

673		(6,482)		8,362	16,226	(6,457)
(172)		(5,657)		(1,419)	(1,364)	(4,779)
9		(257)		–	–	–

(17,648)		(341,911)		(119,379)	(120,519)	(339,006)
(138)		408		(1,493)	(1,426)	(4,358)
12		(508)		–	–	–
(74)		(323)		–	–	–
(17,338)		(354,730)		(113,929)	(107,083)	(354,600)
$(16,252)		$(324,655)		$(111,323)	$(105,070)	$(334,750)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income	$21,396	$20,055	$9,882	$11,094
Net realized gains (losses)	4,287	(7,229)	(4,045)	(2,874)
Net change in unrealized appreciation (depreciation)	(418,887)	217,405	(119,192)	81,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,204)	230,231	(113,355)	90,216
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	10,325	41,741	39,313	76,227
Net Increase in Net Assets Resulting from Capital Share Transactions	10,325	41,741	39,313	76,227
DISTRIBUTIONS PAID:
From net investment income	–	(25,700)	(9,297)	(11,986)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(25,700)	(9,297)	(11,986)
Total Increase (Decrease) in Net Assets	(382,879)	246,272	(83,339)	154,457
NET ASSETS:
Beginning of period	1,614,849	1,368,577	651,181	496,724
End of period	$1,231,970	$1,614,849	$567,842	$651,181
Accumulated Undistributed Net Investment Income (Loss)	$12,918	$(8,478)	$(208)	$(793)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2011

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$1,086	$1,412	$30,075	$34,626	$2,606	$3,980	$2,013	$2,811	$19,850	$30,761
510	(2,503)	(12,396)	(17,872)	6,943	19,684	14,862	7,024	(11,236)	11,359
(17,848)	11,243	(342,334)	120,323	(120,872)	79,489	(121,945)	72,915	(343,364)	217,269
(16,252)	10,152	(324,655)	137,077	(111,323)	103,153	(105,070)	82,750	(334,750)	259,389

7,517	17,378	130,546	48,472	33,350	94,219	19,378	88,451	327,388	478,521
7,517	17,378	130,546	48,472	33,350	94,219	19,378	88,451	327,388	478,521

–	(1,310)	–	(30,600)	–	(3,700)	–	(2,745)	(19,442)	(30,457)
–	–	–	–	–	–	–	–	–	–
–	(1,310)	–	(30,600)	–	(3,700)	–	(2,745)	(19,442)	(30,457)

(8,735)	26,220	(194,109)	154,949	(77,973)	193,672	(85,692)	168,456	(26,804)	707,453

99,201	72,981	1,693,014	1,538,065	519,014	325,342	442,254	273,798	2,233,947	1,526,494
$90,466	$99,201	$1,498,905	$1,693,014	$441,041	$519,014	$356,562	$442,254	$2,207,143	$2,233,947
$1,517	$431	$37,172	$7,097	$3,479	$873	$2,415	$402	$1,064	$656

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$13.06		$11.31		$6.46	$12.92	$11.11	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.15		0.07	0.26	0.19	0.09
Net realized and unrealized gains (losses)	(3.40)		1.80		4.90	(6.41)	2.09	1.08
Total from Investment Operations	(3.23)		1.95		4.97	(6.15)	2.28	1.17
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.20)		(0.12)	(0.20)	(0.22)	(0.06)
From net realized gains	–		–		–	(0.11)	(0.25)	–
Total Distributions Paid	–		(0.20)		(0.12)	(0.31)	(0.47)	(0.06)
Net Asset Value, End of Period	$9.83		$13.06		$11.31	$6.46	$12.92	$11.11
Total Return(3)	(24.75)%		17.24%		77.02%	(47.60)%	20.17%	11.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,231,970		$1,614,849		$1,368,577	$307,832	$686,989	$451,651
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.72	%(5)	0.72	%(5)	0.72%	0.76%	0.72%	0.77%
Expenses, before reimbursements and credits	0.72%		0.72%		0.72%	0.76%	0.72%	0.77%
Net investment income, net of reimbursements and credits	2.83	%(5)	1.38	%(5)	1.07%	2.14%	1.45%	1.23%
Net investment income, before reimbursements and credits	2.83%		1.38%		1.07%	2.14%	1.45%	1.23%
Portfolio Turnover Rate	15.60%		40.61%		13.07%	29.68%	11.32%	16.23%

(1)	Commenced investment operations on April 25, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and $8,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$8.47		$7.37		$4.14	$10.17	$12.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.17		0.17	0.34	0.29	0.15
Net realized and unrealized gains (losses)	(1.53)		1.10		3.23	(6.08)	(2.58)	2.77
Total from Investment Operations	(1.40)		1.27		3.40	(5.74)	(2.29)	2.92
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.12)		(0.17)		(0.17)	(0.28)	(0.25)	(0.12)
From net realized gains	–		–		–	(0.01)	(0.08)	(0.01)
Total Distributions Paid	(0.12)		(0.17)		(0.17)	(0.29)	(0.33)	(0.13)
Net Asset Value, End of Period	$6.95		$8.47		$7.37	$4.14	$10.17	$12.79
Total Return(3)	(16.72)%		17.52%		82.69%	(57.38)%	(18.01)%	29.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$567,842		$651,181		$496,724	$235,067	$1,050,642	$783,787
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65	%(5)	0.65	%(5)	0.65%	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.74%		0.74%		0.75%	0.74%	0.72%	0.77%
Net investment income, net of reimbursements and credits	3.02	%(5)	2.01	%(5)	2.64%	3.74%	2.73%	2.27%
Net investment income, before reimbursements and credits	2.93%		1.92%		2.54%	3.65%	2.66%	2.15%
Portfolio Turnover Rate	2.20%		4.56%		21.50%	38.23%	25.48%	8.42%

(1)	Commenced investment operations on July 26, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $13,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$9.37		$8.53		$5.62	$9.98	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.14		0.12	0.09	0.02
Net realized and unrealized gains (losses)	(1.56)		0.83		2.91	(4.36)	(0.04)
Total from Investment Operations	(1.47)		0.97		3.03	(4.27)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.13)		(0.12)	(0.09)	–
Total Distributions Paid	–		(0.13)		(0.12)	(0.09)	–
Net Asset Value, End of Period	$7.90		$9.37		$8.53	$5.62	$9.98
Total Return(3)	(15.69)%		11.49%		53.91%	(42.89)%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,466		$99,201		$72,981	$33,738	$21,216
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65	%(5)	0.65	%(5)	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.89%		0.91%		1.01%	1.23%	3.84	%(6)
Net investment income, net of reimbursements and credits	2.21	%(5)	1.72	%(5)	1.80%	2.35%	3.66	%(6)
Net investment income, before reimbursements and credits	1.97%		1.46%		1.44%	1.77%	0.47	%(6)
Portfolio Turnover Rate	8.50%		28.77%		7.36%	17.55%	0.33%

(1)	Commenced investment operations on March 5, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and $4,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on March 5, 2008, annualized gross expenses and net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.88		$10.09		$6.70	$13.02	$13.92	$12.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.23		0.19	0.29	0.36	0.35
Net realized and unrealized gains (losses)	(2.20)		0.77		3.39	(6.31)	(0.76)	2.04
Total from Investment Operations	(2.03)		1.00		3.58	(6.02)	(0.40)	2.39
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.21)		(0.19)	(0.30)	(0.34)	(0.32)
From net realized gains	–		–		–	–	(0.16)	(0.19)
Total Distributions Paid	–		(0.21)		(0.19)	(0.30)	(0.50)	(0.51)
Net Asset Value, End of Period	$8.85		$10.88		$10.09	$6.70	$13.02	$13.92
Total Return(2)	(18.75)%		9.96%		53.57%	(46.49)%	(3.10)%	20.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,498,905		$1,693,014		$1,538,065	$828,342	$1,672,952	$1,499,877
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.61%		0.62%		0.61%	0.62%	0.62%	0.63%
Net investment income, net of reimbursements and credits	3.62	%(4)	2.32	%(4)	2.37%	3.16%	2.27%	2.31%
Net investment income, before reimbursements and credits	3.46%		2.15%		2.21%	2.99%	2.10%	2.13%
Portfolio Turnover Rate	8.89%		8.41%		13.38%	20.29%	7.18%	7.49%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000 and $34,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$13.07		$10.42		$6.44	$10.86	$12.41	$11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.10		0.12	0.15	0.16	0.20
Net realized and unrealized gains (losses)	(2.75)		2.65		3.98	(4.08)	(1.00)	0.75
Total from Investment Operations	(2.69)		2.75		4.10	(3.93)	(0.84)	0.95
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.12)	(0.13)	(0.12)	(0.14)
From net realized gains	–		–		–	(0.36)	(0.59)	(0.34)
Total Distributions Paid	–		(0.10)		(0.12)	(0.49)	(0.71)	(0.48)
Net Asset Value, End of Period	$10.38		$13.07		$10.42	$6.44	$10.86	$12.41
Total Return(1)	(20.58)%		26.46%		63.81%	(36.39)%	(7.23)%	8.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$441,041		$519,014		$325,342	$203,248	$366,855	$315,551
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.29	%(3)	0.29	%(3)	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.51%		0.53%		0.52%	0.51%	0.51%	0.52%
Net investment income, net of reimbursements and credits	1.04	%(3)	1.02	%(3)	1.29%	1.49%	1.03%	1.38%
Net investment income, before reimbursements and credits	0.82%		0.78%		1.07%	1.28%	0.82%	1.16%
Portfolio Turnover Rate	5.93%		13.01%		29.69%	36.66%	21.73%	23.20%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000 and $21,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$9.28		$7.46		$4.63	$8.60	$10.93	$11.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.06		0.06	0.10	0.13	0.10
Net realized and unrealized gains (losses)	(2.19)		1.82		2.83	(3.24)	(1.51)	0.52
Total from Investment Operations	(2.15)		1.88		2.89	(3.14)	(1.38)	0.62
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.06)		(0.06)	(0.10)	(0.13)	(0.09)
From net realized gains	–		–		–	(0.73)	(0.82)	(1.58)
Total Distributions Paid	–		(0.06)		(0.06)	(0.83)	(0.95)	(1.67)
Net Asset Value, End of Period	$7.13		$9.28		$7.46	$4.63	$8.60	$10.93
Total Return(1)	(23.17)%		25.29%		62.55%	(37.67)%	(13.36)%	5.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$356,562		$442,254		$273,798	$154,988	$293,464	$372,679
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.34	%(3)	0.34	%(3)	0.35%	0.35%	0.35%	0.35%
Expenses, before reimbursements and credits	0.51%		0.55%		0.54%	0.54%	0.51%	0.57%
Net investment income, net of reimbursements and credits	0.96	%(3)	0.85	%(3)	0.94%	1.21%	1.12%	0.70%
Net investment income, before reimbursements and credits	0.79%		0.64%		0.75%	1.02%	0.96%	0.48%
Portfolio Turnover Rate	12.32%		13.55%		21.34%	29.57%	19.38%	21.77%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000 and $26,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$16.41		$14.47		$9.85	$16.33	$17.53	$15.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.26		0.23	0.29	0.31	0.29
Net realized and unrealized gains (losses)	(2.40)		1.94		4.62	(6.48)	(1.21)	1.54
Total from Investment Operations	(2.27)		2.20		4.85	(6.19)	(0.90)	1.83
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.26)		(0.23)	(0.29)	(0.30)	(0.28)
Total Distributions Paid	(0.13)		(0.26)		(0.23)	(0.29)	(0.30)	(0.28)
Net Asset Value, End of Period	$14.01		$16.41		$14.47	$9.85	$16.33	$17.53
Total Return(1)	(13.89)%		15.40%		49.46%	(38.25)%	(5.27)%	11.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,207,143		$2,233,947		$1,526,494	$855,009	$1,103,216	$636,236
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.24	%(3)	0.24	%(3)	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.38%		0.39%		0.39%	0.39%	0.41%	0.41%
Net investment income, net of reimbursements and credits	1.76	%(3)	1.85	%(3)	1.84%	2.25%	1.84%	1.76%
Net investment income, before reimbursements and credits	1.62%		1.70%		1.70%	2.11%	1.68%	1.60%
Portfolio Turnover Rate	1.38%		4.35%		11.85%	4.22%	4.57%	3.25%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $66,000 and $113,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5%

Brazil – 6.4%

All America Latina Logistica S.A.	185,528	$842

Amil Participacoes S.A.	47,059	419

Anhanguera Educacional Participacoes S.A.	52,805	680

B2W Cia Global Do Varejo	28,219	221

Banco Bradesco S.A. ADR	21,716	321

Banco do Brasil S.A.	226,444	2,992

Banco Santander Brasil S.A.	131,536	960

Banco Santander Brasil S.A. ADR	119,510	875

BM&FBOVESPA S.A.	767,361	3,587

BR Malls Participacoes S.A.	158,315	1,617

Brasil Telecom S.A. ADR	870	15

BRF – Brasil Foods S.A.	257,420	4,406

Brookfield Incorporacoes S.A.	93,065	273

CCR S.A.	85,725	2,232

Centrais Eletricas Brasileiras S.A.	109,351	942

CETIP S.A. – Balcao Organizado de Ativos e Derivativos	77,606	970

Cia de Saneamento Basico do Estado de Sao Paulo	45,557	1,059

Cia Hering	50,461	843

Cia Siderurgica Nacional S.A.	298,390	2,342

Cielo S.A.	94,928	2,115

Cosan S.A. Industria e Comercio	45,747	583

CPFL Energia S.A.	72,520	796

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	121,672	758

Diagnosticos da America S.A.	98,042	834

Duratex S.A.	93,006	426

EcoRodovias Infraestrutura e Logistica S.A.	62,570	459

Embraer S.A.	226,562	1,416

Energias do Brasil S.A.	29,435	595

Fibria Celulose S.A.	89,717	682

Gafisa S.A.	182,446	521

HRT Participacoes em Petroleo S.A. *	1,754	700

Hypermarcas S.A.	117,258	551

JBS S.A. *	301,736	582

Localiza Rent a Car S.A.	47,676	631

Lojas Renner S.A.	48,039	1,294

Marfrig Alimentos S.A.	51,592	168

MMX Mineracao e Metalicos S.A. *	98,403	369

MRV Engenharia e Participacoes S.A.	120,593	618

Multiplan Empreendimentos Imobiliarios S.A.	24,720	458

Natura Cosmeticos S.A.	67,314	1,146

Odontoprev S.A.	33,050	488

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Brazil – 6.4% – continued

OGX Petroleo e Gas Participacoes S.A. *	511,423	$3,128

PDG Realty S.A. Empreendimentos e Participacoes	436,524	1,423

Petroleo Brasileiro S.A.	1,167,378	12,976

Petroleo Brasileiro S.A. ADR	18,373	381

Porto Seguro S.A.	43,108	401

Redecard S.A.	130,924	1,783

Rossi Residencial S.A.	64,336	300

Souza Cruz S.A.	149,940	1,509

Sul America S.A.	40,895	348

Tele Norte Leste Participacoes S.A.	20,299	222

Tim Participacoes S.A.	301,036	1,393

Totvs S.A.	41,255	702

Tractebel Energia S.A.	49,038	681

Usinas Siderurgicas de Minas Gerais S.A.	73,866	845

Vale S.A.	493,362	11,191
Vale S.A. ADR	17,008	388
		79,457

Chile – 1.5%

AES Gener S.A.	907,808	451

Banco de Credito e Inversiones	13,401	622

Banco Santander Chile	18,552,532	1,337

CAP S.A.	29,981	921

Cencosud S.A.	351,737	1,914

Cia Cervecerias Unidas S.A.	41,588	436

Colbun S.A.	2,635,830	658

Corpbanca	34,288,415	433

E.CL S.A.	197,198	469

Empresa Nacional de Electricidad S.A. ADR	3,800	165

Empresa Nacional de Electricidad S.A.	1,160,786	1,682

Empresas CMPC S.A. *	430,820	1,485

Empresas COPEC S.A.	183,003	2,206

Enersis S.A.	4,631,248	1,605

Enersis S.A. ADR	9,024	153

ENTEL Chile S.A.	44,383	853

Lan Airlines S.A.	45,227	957

Lan Airlines S.A. ADR	8,335	172

S.A.C.I. Falabella	145,457	1,161

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	153
Vina Concha y Toro S.A.	192,676	345
		18,178

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

China – 16.1%

Agile Property Holdings Ltd.	604,000	$384

Agricultural Bank of China Ltd., Class H	7,275,367	2,338

Air China Ltd., Class H	872,705	599

Alibaba.com Ltd.	469,132	433

Aluminum Corp. of China Ltd., Class H	1,591,435	674

Angang Steel Co. Ltd., Class H	402,798	210

Anhui Conch Cement Co. Ltd., Class H	482,575	1,312

Anta Sports Products Ltd.	325,432	370

AviChina Industry & Technology Co. Ltd., Class H	662,313	202

Bank of China Ltd., Class H	26,297,652	8,024

Bank of Communications Co. Ltd., Class H	2,837,117	1,652

BBMG Corp., Class H	416,341	308

Beijing Capital International Airport Co. Ltd., Class H	682,000	274

Beijing Enterprises Holdings Ltd.	212,271	1,060

Belle International Holdings Ltd.	1,670,000	2,849

Bosideng International Holdings Ltd.	895,677	183

Brilliance China Automotive Holdings Ltd. *	929,944	703

Byd Co. Ltd., Class H *	192,199	315

Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H	547,947	602

Chaoda Modern Agriculture Holdings Ltd.	1,092,110	154

China Agri-Industries Holdings Ltd.	598,917	368

China BlueChemical Ltd., Class H	658,851	504

China Citic Bank Corp. Ltd., Class H *	2,921,286	1,171

China Coal Energy Co. Ltd., Class H	1,597,232	1,389

China Communications Construction Co. Ltd., Class H	1,782,287	1,136

China Communications Services Corp. Ltd., Class H	727,035	327

China Construction Bank Corp., Class H	18,900,410	11,278

China COSCO Holdings Co. Ltd., Class H	958,221	383

China Dongxiang Group Co.	1,104,752	187

China Everbright Ltd.	313,110	326

China Gas Holdings Ltd.	1,131,495	281

China High Speed Transmission Equipment Group Co. Ltd.	427,690	190

China International Marine Containers Group Co. Ltd., Class B	236,300	236

China Life Insurance Co. Ltd., Class H	2,926,544	6,918

China Longyuan Power Group Corp., Class H	763,473	624

China Mengniu Dairy Co. Ltd.	476,000	1,439

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

China – 16.1% – continued

China Merchants Bank Co. Ltd., Class H	1,551,857	$2,350

China Merchants Holdings International Co. Ltd.	440,601	1,183

China Minsheng Banking Corp. Ltd., Class H	1,484,526	891

China Mobile Ltd.	2,367,212	23,087

China Molybdenum Co Ltd., Class H	454,047	185

China National Building Material Co. Ltd., Class H	1,130,000	955

China National Materials Co. Ltd., Class H	433,075	151

China Oilfield Services Ltd., Class H	647,558	806

China Overseas Land & Investment Ltd.	1,620,475	2,319

China Pacific Insurance Group Co. Ltd., Class H	669,737	1,929

China Petroleum & Chemical Corp., Class H	6,601,835	6,358

China Railway Construction Corp. Ltd., Class H	729,000	306

China Railway Group Ltd., Class H	1,475,827	289

China Resources Cement Holdings Ltd.	738,720	487

China Resources Enterprise Ltd.	469,628	1,552

China Resources Land Ltd.	757,756	796

China Resources Power Holdings Co. Ltd.	682,200	1,030

China Rongsheng Heavy Industry Group Holdings Ltd.	648,002	171

China Shanshui Cement Group Ltd.	635,907	419

China Shenhua Energy Co. Ltd., Class H	1,337,636	5,250

China Shineway Pharmaceutical Group Ltd.	144,672	173

China Shipping Container Lines Co. Ltd., Class H *	1,294,695	195

China Shipping Development Co. Ltd., Class H	474,095	296

China Southern Airlines Co. Ltd., Class H *	667,995	306

China State Construction International Holdings Ltd.	534,534	275

China Taiping Insurance Holdings Co. Ltd. *	317,660	606

China Telecom Corp. Ltd., Class H	5,488,339	3,425

China Unicom Hong Kong Ltd.	2,326,494	4,751

China Vanke Co. Ltd., Class B	492,272	416

China Yurun Food Group Ltd.	539,148	571

China Zhongwang Holdings Ltd.	630,800	214

Chongqing Rural Commercial Bank, Class H *	835,434	249

Citic Pacific Ltd.	518,363	717

CNOOC Ltd.	7,015,433	11,271

COSCO Pacific Ltd.	664,000	732

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

China – 16.1% – continued

Country Garden Holdings Co.	1,706,439	$460

CSG Holding Co. Ltd., Class B	274,700	246

CSR Corp. Ltd., Class H	716,669	254

Datang International Power Generation Co. Ltd., Class H	1,085,875	272

Dongfang Electric Corp. Ltd., Class H	125,800	323

Dongfeng Motor Group Co. Ltd., Class H	1,069,169	1,417

Dongyue Group	360,499	175

ENN Energy Holdings Ltd.	303,279	981

Evergrande Real Estate Group Ltd.	2,098,116	630

Fosun International Ltd.	604,160	304

Franshion Properties China Ltd.	1,343,791	210

GCL-Poly Energy Holdings Ltd.	2,780,675	723

Geely Automobile Holdings Ltd.	1,388,423	299

Golden Eagle Retail Group Ltd.	252,675	514

GOME Electrical Appliances Holding Ltd.	3,952,874	900

Great Wall Motor Co. Ltd. Class H	386,932	433

Greentown China Holdings Ltd.	248,651	115

Guangdong Investment Ltd.	936,514	582

Guangzhou Automobile Group Co. Ltd., Class H	927,760	902

Guangzhou R&F Properties Co. Ltd., Class H	358,014	258

Hengan International Group Co. Ltd.	284,898	2,261

Hengdeli Holdings Ltd.	817,279	277

Hidili Industry International Development Ltd.	402,465	114

Huabao International Holdings Ltd.	707,000	576

Huaneng Power International, Inc., Class H	1,182,501	497

Industrial & Commercial Bank of China, Class H	23,881,515	11,544

Inner Mongolia Yitai Coal Co., Class B	236,488	1,178

Intime Department Store Group Co. Ltd.	357,635	397

Jiangsu Expressway Co. Ltd., Class H	452,000	342

Jiangxi Copper Co. Ltd., Class H	547,000	925

Kingboard Chemical Holdings Ltd.	250,757	675

Kunlun Energy Co. Ltd.	887,230	1,201

KWG Property Holding Ltd.	507,635	184

Lee & Man Paper Manufacturing Ltd.	628,248	212

Lenovo Group Ltd.	2,370,000	1,585

Li Ning Co. Ltd.	266,552	267

Longfor Properties Co. Ltd.	550,731	537

Lonking Holdings Ltd.	705,873	223

Maanshan Iron & Steel, Class H	665,290	144

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

China – 16.1% – continued

Metallurgical Corp. of China Ltd., Class H	1,056,284	$199

Minmetals Resources Ltd. *	583,488	214

Nine Dragons Paper Holdings Ltd.	610,923	299

Parkson Retail Group Ltd.	604,500	714

PetroChina Co. Ltd., Class H	8,297,438	10,057

PICC Property & Casualty Co. Ltd., Class H	952,849	1,019

Ping An Insurance Group Co. of China Ltd., Class H	678,453	3,792

Poly Hong Kong Investments Ltd.	745,842	225

Renhe Commercial Holdings Co. Ltd.	4,136,539	429

Sany Heavy Equipment International Holdings Co. Ltd.	364,877	288

Semiconductor Manufacturing International Corp. *	7,363,877	359

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	620,116	694

Shanghai Electric Group Co. Ltd., Class H	1,066,000	408

Shanghai Industrial Holdings Ltd.	224,043	627

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	176,900	198

Shimao Property Holdings Ltd.	689,903	505

Shougang Fushan Resources Group Ltd.	1,095,933	356

Shui On Land Ltd.	960,348	227

Sihuan Pharmaceutical Holdings Group Ltd.	703,063	252

Sinofert Holdings Ltd.	826,000	211

Sino-Ocean Land Holdings Ltd.	1,271,301	405

Sinopec Shanghai Petrochemical Co. Ltd., Class H	860,670	306

Sinopharm Group Co. Ltd., Class H	295,583	777

Skyworth Digital Holdings Ltd.	668,926	226

Soho China Ltd.	845,778	526

Tencent Holdings Ltd.	397,714	8,158

Tingyi Cayman Islands Holding Corp.	760,435	1,864

Tsingtao Brewery Co. Ltd., Class H	111,767	608

Want Want China Holdings Ltd.	2,320,870	2,081

Weichai Power Co. Ltd., Class H	171,128	776

Wumart Stores, Inc., Class H	201,470	395

Yanzhou Coal Mining Co. Ltd., Class H	763,138	1,596

Yuexiu Property Co. Ltd. *	1,989,826	257

Zhaojin Mining Industry Co. Ltd., Class H	328,774	545

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

China – 16.1% – continued

Zhejiang Expressway Co. Ltd., Class H	525,294	$315

Zhuzhou CSR Times Electric Co. Ltd., Class H	170,930	281

Zijin Mining Group Co. Ltd., Class H	2,474,162	702
ZTE Corp., Class H	259,298	720
		198,862

Colombia – 0.9%

Almacenes Exito S.A.	75,658	900

BanColombia S.A.	92,867	1,362

BanColombia S.A. ADR	8,252	460

Cementos Argos S.A.	108,242	611

Corp. Financiera Colombiana S.A.	26,789	473

Ecopetrol S.A.	1,597,691	3,195

Grupo de Inversiones Suramericana S.A.	91,448	1,573

Interconexion Electrica S.A. ESP	161,818	973
Inversiones Argos S.A.	115,769	1,044
		10,591

Czech Republic – 0.4%

CEZ A.S.	62,422	2,406

Komercni Banka A.S.	5,885	1,097
Telefonica Czech Republic A.S.	44,125	941
		4,444

Egypt – 0.3%

Commercial International Bank Egypt S.A.E.	246,590	947

Egyptian Co. for Mobile Services	11,730	182

Egyptian Financial Group-Hermes Holding S.A.E. *	103,602	291

Egyptian Kuwaiti Holding Co. S.A.E.	243,695	246

National Societe Generale Bank S.A.E.	35,291	137

Orascom Construction Industries	37,451	1,336

Orascom Telecom Holding S.A.E. *	982,341	547

Talaat Moustafa Group *	358,815	222
Telecom Egypt Co.	123,638	307
		4,215

Hungary – 0.3%

Magyar Telekom Telecommunications PLC	177,151	394

MOL Hungarian Oil and Gas PLC *	16,577	1,117

OTP Bank PLC	92,410	1,360
Richter Gedeon Nyrt.	5,778	787
		3,658
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

India – 7.3%

ACC Ltd.	19,691	$439

Adani Enterprises Ltd.	87,036	917

Aditya Birla Nuvo Ltd.	16,234	301

Ambuja Cements Ltd.	231,553	697

Asian Paints Ltd.	10,914	702

Axis Bank Ltd.	88,059	1,803

Bajaj Auto Ltd.	34,942	1,091

Bank of India	39,959	255

Bharat Heavy Electricals Ltd. *	46,454	1,538

Bharat Petroleum Corp. Ltd.	32,803	434

Canara Bank	33,756	304

Cipla Ltd.	139,920	799

Coal India Ltd.	201,821	1,362

Dabur India Ltd.	153,879	322

DLF Ltd.	152,794	669

Dr. Reddy’s Laboratories Ltd.	29,048	871

Dr. Reddy’s Laboratories Ltd. ADR	12,305	367

GAIL India Ltd.	151,898	1,269

GMR Infrastructure Ltd. *	375,168	205

HCL Technologies Ltd.	61,938	506

HDFC Bank Ltd.	502,502	4,737

HDFC Bank Ltd. ADR	31,500	918

Hero Motocorp Ltd.	31,764	1,252

Hindalco Industries Ltd.	448,490	1,195

Hindustan Unilever Ltd.	341,975	2,373

Housing Development & Infrastructure Ltd. *	67,054	133

Housing Development Finance Corp.	427,837	5,523

ICICI Bank Ltd.	272,163	4,786

ICICI Bank Ltd. ADR	22,771	791

Indiabulls Real Estate Ltd.	117,675	175

Indiabulls Wholesale Services Ltd. *	17,165	1

IndusInd Bank Ltd.	58,047	306

Infosys Ltd.	142,274	7,207

Infosys Ltd. ADR	27,237	1,391

Infrastructure Development Finance Co. Ltd.	389,700	869

ITC Ltd.	889,274	3,567

Jaiprakash Associates Ltd.	359,721	526

Jindal Steel & Power Ltd.	147,519	1,499

JSW Steel Ltd.	33,498	402

Kotak Mahindra Bank Ltd.	110,323	1,024

Larsen & Toubro Ltd.	83,328	2,268

LIC Housing Finance Ltd.	105,964	455

Lupin Ltd.	55,422	535

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

India – 7.3% – continued

Mahindra & Mahindra Ltd.	120,639	$1,969

Maruti Suzuki India Ltd.	26,083	573

Mundra Port and Special Economic Zone Ltd.	149,740	493

NTPC Ltd.	217,532	735

Oil & Natural Gas Corp. Ltd.	301,446	1,633

Piramal Healthcare Ltd.	34,856	253

Power Grid Corp. of India Ltd.	419,394	834

Ranbaxy Laboratories Ltd.	47,324	491

Reliance Capital Ltd.	36,454	233

Reliance Communications Ltd.	190,621	277

Reliance Industries Ltd.	399,959	6,515

Reliance Industries Ltd. GDR (1)(2)	57,426	1,845

Reliance Infrastructure Ltd.	39,658	296

Reliance Power Ltd. *	210,526	323

Rural Electrification Corp. Ltd.	111,457	393

Satyam Computer Services Ltd. *	217,071	306

Sesa Goa Ltd.	149,008	606

Shriram Transport Finance Co. Ltd.	53,648	665

Siemens Ltd.	10,385	176

State Bank of India	25,643	995

Steel Authority of India Ltd.	137,127	294

Sterlite Industries India Ltd.	530,412	1,203

Sun Pharmaceutical Industries Ltd.	125,350	1,178

Suzlon Energy Ltd. *	278,984	203

Tata Consultancy Services Ltd.	185,818	3,847

Tata Motors Ltd.	588,920	1,832

Tata Power Co. Ltd.	410,500	829

Tata Steel Ltd.	124,001	1,045

Titan Industries Ltd.	79,105	336

Ultratech Cement Ltd.	25,479	591

Unitech Ltd. *	474,837	252

United Phosphorus Ltd.	86,719	242

United Spirits Ltd.	36,938	598

Wipro Ltd.	177,085	1,214

Wipro Ltd. ADR	22,616	209
Zee Entertainment Enterprises Ltd.	164,679	393
		90,661

Indonesia – 2.9%

Adaro Energy Tbk PT	5,713,720	1,087

Aneka Tambang Tbk PT	1,280,000	214

Astra Agro Lestari Tbk PT	144,037	311

Astra International Tbk PT	795,576	5,618

Bank Central Asia Tbk PT	4,825,692	4,157
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Indonesia – 2.9% – continued

Bank Danamon Indonesia Tbk PT	1,243,943	$638

Bank Mandiri Tbk PT	3,676,455	2,567

Bank Negara Indonesia Persero Tbk PT	2,923,909	1,203

Bank Rakyat Indonesia Persero Tbk PT	4,352,158	2,855

Bumi Resources Tbk PT	6,092,212	1,331

Charoen Pokphand Indonesia Tbk PT	2,774,435	736

Gudang Garam Tbk PT	227,915	1,335

Indo Tambangraya Megah PT	148,278	647

Indocement Tunggal Prakarsa Tbk PT	607,803	956

Indofood Sukses Makmur Tbk PT	1,753,371	989

Indosat Tbk PT	490,347	288

International Nickel Indonesia Tbk PT	920,623	308

Kalbe Farma Tbk PT	1,701,416	614

Perusahaan Gas Negara PT	4,287,112	1,275

Semen Gresik Persero Tbk PT	1,189,255	1,112

Tambang Batubara Bukit Asam Tbk PT	303,500	568

Telekomunikasi Indonesia Tbk PT	3,994,673	3,426

Unilever Indonesia Tbk PT	621,528	1,153

United Tractors Tbk PT	654,571	1,595
XL Axiata Tbk PT	627,360	351
		35,334

Malaysia – 3.3%

AirAsia Bhd.	462,900	421

Alliance Financial Group Bhd.	357,500	366

AMMB Holdings Bhd.	653,537	1,163

Axiata Group Bhd.	998,525	1,427

Berjaya Corp. Bhd.	925,842	290

Berjaya Sports Toto Bhd.	285,257	378

British American Tobacco Malaysia Bhd.	43,000	600

Bursa Malaysia Bhd.	122,200	232

CIMB Group Holdings Bhd.	1,895,700	4,111

DiGi.Com Bhd.	127,300	1,210

Gamuda Bhd.	622,500	556

Genting Bhd.	789,600	2,234

Genting Malaysia Bhd.	1,178,400	1,281

Genting Plantations Bhd.	88,800	193

Hong Leong Bank Bhd.	177,200	564

Hong Leong Financial Group Bhd.	80,600	274

IJM Corp. Bhd.	466,220	707

IOI Corp. Bhd.	1,259,940	1,820

Kuala Lumpur Kepong Bhd.	190,950	1,245

Lafarge Malayan Cement Bhd.	156,500	320

Malayan Banking Bhd.	1,319,177	3,248

Malaysia Airports Holdings Bhd.	161,613	262

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Malaysia – 3.3% – continued

Malaysia Marine and Heavy Engineering Holdings Bhd.	179,847	$308

Maxis Bhd.	888,251	1,469

MISC Bhd.	451,460	825

MMC Corp. Bhd.	281,275	226

Parkson Holdings Bhd.	201,143	356

Petronas Chemicals Group Bhd.	954,000	1,645

Petronas Dagangan Bhd.	94,300	470

Petronas Gas Bhd.	285,900	1,157

PLUS Expressways Bhd.	556,000	750

PPB Group Bhd.	195,400	1,012

Public Bank Bhd.	9,913	38

Public Bank Bhd. (Registered)	404,900	1,560

RHB Capital Bhd.	199,686	436

Sime Darby Bhd.	1,079,615	2,808

SP Setia Bhd.	434,650	526

Telekom Malaysia Bhd.	396,700	500

Tenaga Nasional Bhd.	1,063,750	1,714

UEM Land Holdings Bhd. *	390,717	211

UMW Holdings Bhd.	194,600	412

YTL Corp. Bhd.	1,407,850	581
YTL Power International Bhd.	816,199	432
		40,338

Mexico – 4.5%

Alfa S.A.B. de C.V., Class A	117,618	1,225

America Movil S.A.B. de C.V., Series L	16,194,521	17,876

Arca Continental S.A.B. de C.V.	128,384	536

Cemex S.A.B. de C.V., Series CPO *	3,962,982	1,269

Coca-Cola Femsa S.A.B. de C.V., Series L	112,145	994

Compartamos S.A.B. de C.V.	392,972	544

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	767,367	4,988

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	178,852	598

Grupo Bimbo S.A.B. de C.V., Series A	654,228	1,245

Grupo Carso S.A.B. de C.V., Series A1	216,906	504

Grupo Elektra S.A. de C.V.	28,071	2,141

Grupo Financiero Banorte S.A.B. de C.V., Class O	630,159	1,870

Grupo Financiero Inbursa S.A., Class O	786,584	1,323

Grupo Mexico S.A.B. de C.V., Series B	1,499,153	3,553

Grupo Modelo S.A.B. de C.V., Series C	253,705	1,452

Grupo Televisa S.A.B., Series CPO	944,835	3,482

Industrias Penoles S.A.B. de C.V.	53,844	1,986

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Mexico – 4.5% – continued

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	212,809	$1,094

Mexichem S.A.B. de C.V.	296,473	901

Minera Frisco S.A.B. de C.V., Series A1 *	240,406	838

Telefonos de Mexico S.A.B. de C.V., Series L	2,138,110	1,602

Urbi Desarrollos Urbanos S.A.B. de C.V. *	197,834	267
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,455,388	5,658
		55,946

Morocco – 0.2%

Attijariwafa Bank	10,965	495

Douja Promotion Groupe Addoha S.A.	46,742	452
Marco Telecom S.A.	70,305	1,204
		2,151

Peru – 0.6%

Cia de Minas Buenaventura S.A. ADR	75,406	2,846

Credicorp Ltd.	27,152	2,503
Southern Copper Corp.	66,146	1,653
		7,002

Philippines – 0.6%

Aboitiz Equity Ventures, Inc.	728,449	629

Aboitiz Power Corp.	686,344	444

Alliance Global Group, Inc.	1,508,124	319

Ayala Corp.	64,687	426

Ayala Land, Inc.	1,953,780	646

Banco de Oro Unibank, Inc.	335,870	389

Bank of the Philippine Islands	531,242	675

Energy Development Corp.	2,767,150	356

Globe Telecom, Inc.	12,420	251

Jollibee Foods Corp.	149,883	288

Manila Electric Co.	104,720	553

Metropolitan Bank & Trust	313,522	468

Philippine Long Distance Telephone Co.	13,980	698

SM Investments Corp.	76,787	912
SM Prime Holdings, Inc.	2,068,051	575
		7,629

Poland – 1.4%

Asseco Poland S.A.	24,205	293

Bank Handlowy w Warszawie S.A.	11,935	249

Bank Millennium S.A.	164,465	224

Bank Pekao S.A.	47,851	1,910

BRE Bank S.A. *	5,492	394

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Poland – 1.4% – continued

Cyfrowy Polsat S.A. *	78,965	$354

Enea S.A.	43,164	208

Getin Holding S.A. *	121,571	264

Globe Trade Centre S.A. *	64,043	225

Grupa Lotos S.A. *	25,163	189

Jastrzebska Spolka Weglowa S.A. *	16,332	411

KGHM Polska Miedz S.A.	55,564	2,182

PGE S.A.	255,787	1,490

Polski Koncern Naftowy Orlen S.A. *	126,148	1,379

Polskie Gornictwo Naftowe i Gazownictwo S.A.	740,355	902

Powszechna Kasa Oszczednosci Bank Polski S.A.	248,826	2,438

Powszechny Zaklad Ubezpieczen S.A.	21,875	2,084

Synthos S.A.	221,249	248

Tauron Polska Energia S.A.	395,551	603

Telekomunikacja Polska S.A.	287,142	1,496
TVN S.A.	56,430	242
		17,785

Russia – 6.1%

Federal Grid Co. Unified Energy System JSC	123,114,477	918

Federal Hydrogenerating Co. JSC	24,889,745	809

Federal Hydrogenerating Co. JSC ADR	225,569	772

Gazprom OAO	656,493	3,178

Gazprom OAO ADR (London Exchange)	1,747,410	16,715

Gazprom OAO ADR (OTC Exchange)	15,600	149

Inter Rao Ues OAO	473,060,312	494

LSR Group OJSC GDR (Registered)	67,197	244

LUKOIL OAO	37,458	1,905

LUKOIL OAO ADR (London Exchange)	147,985	7,450

LUKOIL OAO ADR (OTC Exchange)	14,973	751

Magnit OJSC GDR (Registered)	86,888	1,640

Mechel	1,951	20

Mechel ADR	58,256	594

MMC Norilsk Nickel OJSC	13,981	3,045

MMC Norilsk Nickel OJSC ADR (London Exchange)	3,947	85

MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,728

Mobile Telesystems OJSC ADR	206,150	2,536

NovaTek OAO GDR (Registered)	35,737	4,073

Novolipetsk Steel OJSC GDR (Registered)	24,713	499

Polymetal JSC *	52,054	805

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Russia – 6.1% – continued

Polymetal JSC GDR (Registered) *	12,547	$194

Raspadskaya	58,017	170

Rosneft Oil Co.	232,315	1,373

Rosneft Oil Co. GDR (Registered)	391,021	2,278

Rostelecom OJSC *	514,994	2,794

Sberbank of Russia	3,331,720	7,299

Sberbank of Russia (OTC Exchange)	56,000	123

Severstal OAO	9,083	96

Severstal OAO GDR (Registered)	71,249	742

Sistema JSFC GDR (Registered)	37,375	517

Surgutneftegaz OJSC	818,023	666

Surgutneftegaz OJSC ADR (London Exchange)	74,644	596

Surgutneftegaz OJSC ADR (OTC Exchange)	120,622	959

Tatneft	185,844	774

Tatneft ADR	1,663	40

Tatneft ADR (London Exchange)	61,329	1,505

TMK OAO GDR (Registered)	21,469	194

Uralkali	434,059	3,006

Uralkali GDR (Registered)	22,790	776

VTB Bank OJSC	716,870,422	1,492

VTB Bank OJSC GDR (1)(2)	11,036	46
VTB Bank OJSC GDR (Registered)	154,552	635
		74,685

South Africa – 7.6%

ABSA Group Ltd.	116,692	1,935

African Bank Investments Ltd.	286,218	1,163

African Rainbow Minerals Ltd.	43,681	931

Anglo American Platinum Ltd.	25,632	1,751

AngloGold Ashanti Ltd.	150,111	6,224

ArcelorMittal South Africa Ltd.	66,510	486

Aspen Pharmacare Holdings Ltd. *	111,953	1,262

Aveng Ltd.	153,430	653

Barloworld Ltd.	78,212	582

Bidvest Group Ltd.	125,922	2,320

Discovery Holdings Ltd.	111,318	545

Exxaro Resources Ltd.	50,820	1,065

FirstRand Ltd.	1,122,396	2,709

Foschini Group (The) Ltd.	82,229	861

Gold Fields Ltd.	284,320	4,369

Growthpoint Properties Ltd.	645,884	1,404

Harmony Gold Mining Co. Ltd.	150,981	1,772

Impala Platinum Holdings Ltd.	198,771	4,027

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

South Africa – 7.6% – continued

Imperial Holdings Ltd.	73,554	$956

Investec Ltd.	84,145	458

Kumba Iron Ore Ltd.	31,373	1,652

Liberty Holdings Ltd.	42,343	418

Life Healthcare Group Holdings Ltd. *	275,004	654

Massmart Holdings Ltd.	42,288	723

MMI Holdings Ltd.	397,116	834

MTN Group Ltd.	667,219	10,911

Naspers Ltd., Class N	151,999	6,576

Nedbank Group Ltd.	79,379	1,341

Netcare Ltd.	353,247	570

Northam Platinum Ltd.	74,324	302

Pick n Pay Stores Ltd.	80,555	363

Pretoria Portland Cement Co. Ltd.	198,695	568

Redefine Properties Ltd. *	1,016,919	1,000

Remgro Ltd.	174,012	2,381

Reunert Ltd.	74,838	543

RMB Holdings Ltd.	293,460	917

RMI Holdings	273,249	423

Sanlam Ltd.	717,151	2,390

Sappi Ltd. *	229,739	677

Sasol Ltd.	214,490	8,762

Shoprite Holdings Ltd.	158,034	2,212

Spar Group (The) Ltd.	71,383	848

Standard Bank Group Ltd.	466,145	5,340

Steinhoff International Holdings Ltd. *	424,764	1,176

Telkom S.A. Ltd.	96,773	383

Tiger Brands Ltd.	63,565	1,647

Truworths International Ltd.	170,328	1,479

Vodacom Group Ltd.	146,068	1,629
Woolworths Holdings Ltd.	305,379	1,317
		93,509

South Korea – 13.7%

Amorepacific Corp.	1,279	1,273

BS Financial Group, Inc. *	68,962	755

Celltrion, Inc.	27,855	1,024

Cheil Industries, Inc.	18,151	1,257

CJ CheilJedang Corp.	2,879	704

Daelim Industrial Co. Ltd.	11,410	913

Daewoo Engineering & Construction Co. Ltd. *	38,320	290

Daewoo International Corp.	13,348	328

Daewoo Securities Co. Ltd.	42,720	370

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

South Korea – 13.7% – continued

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	39,810	$744

DGB Financial Group, Inc. *	49,480	574

Dongbu Insurance Co. Ltd.	15,872	668

Dongkuk Steel Mill Co. Ltd.	13,910	260

Doosan Corp.	3,756	425

Doosan Heavy Industries and Construction Co. Ltd.	17,867	835

Doosan Infracore Co. Ltd. *	42,500	638

E-Mart Co. Ltd. *	8,119	2,031

GS Engineering & Construction Corp.	14,158	1,151

GS Holdings	20,369	971

Hana Financial Group, Inc.	87,470	2,542

Hanjin Heavy Industries & Construction Co. Ltd. *	11,403	160

Hanjin Shipping Co. Ltd.	18,870	163

Hankook Tire Co. Ltd.	31,420	1,056

Hanwha Chem Corp.	34,742	741

Hanwha Corp.	16,825	471

Honam Petrochemical Corp.	5,632	1,360

Hynix Semiconductor, Inc.	199,150	3,503

Hyosung Corp.	8,490	391

Hyundai Department Store Co. Ltd.	6,125	843

Hyundai Development Co.	21,250	297

Hyundai Engineering & Construction Co. Ltd.	26,265	1,333

Hyundai Glovis Co. Ltd.	4,226	625

Hyundai Heavy Industries Co. Ltd.	16,498	3,824

Hyundai Hysco Co. Ltd.	11,968	462

Hyundai Merchant Marine Co. Ltd.	15,830	333

Hyundai Mipo Dockyard	4,135	357

Hyundai Mobis	26,824	7,618

Hyundai Motor Co.	60,649	10,639

Hyundai Securities Co.	44,580	351

Hyundai Steel Co.	21,615	1,579

Hyundai Wia Corp. *	4,341	559

Industrial Bank of Korea	61,460	691

Kangwon Land, Inc.	39,770	899

KB Financial Group, Inc.	144,974	4,735

KCC Corp.	1,568	293

Kia Motors Corp.	94,325	5,638

Korea Electric Power Corp. *	99,816	1,759

Korea Exchange Bank	96,690	568

Korea Gas Corp.	9,006	231

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

South Korea – 13.7% – continued

Korea Investment Holdings Co. Ltd.	14,640	$421

Korea Kumho Petrochemical Co., Ltd.	3,821	588

Korea Life Insurance Co. Ltd.	65,140	297

Korea Zinc Co. Ltd.	3,437	841

Korean Air Lines Co. Ltd.	14,881	549

KP Chemical Corp.	18,180	230

KT Corp.	21,259	635

KT Corp. ADR	6,526	96

KT&G Corp.	42,368	2,643

LG Chem Ltd.	18,301	4,848

LG Corp.	37,010	1,845

LG Display Co. Ltd.	91,150	1,493

LG Electronics, Inc.	36,633	2,095

LG Household & Health Care Ltd.	3,693	1,662

LG Innotek Co. Ltd.	3,534	188

LG Uplus Corp.	86,192	461

Lotte Confectionery Co. Ltd.	263	337

Lotte Shopping Co. Ltd.	4,010	1,341

LS Corp.	6,683	404

LS Industrial Systems Co. Ltd.	5,515	233

Mando Corp.	4,816	777

Mirae Asset Securities Co. Ltd.	8,375	198

NCSoft Corp.	5,971	1,688

NHN Corp. *	16,234	3,061

OCI Co. Ltd.	6,066	1,033

POSCO	25,183	7,743

POSCO ADR	2,328	177

S1 Corp.	6,667	303

Samsung C&T Corp.	49,623	2,896

Samsung Card Co.	16,162	559

Samsung Electro-Mechanics Co. Ltd.	23,670	1,451

Samsung Electronics Co. Ltd.	43,418	30,415

Samsung Engineering Co. Ltd.	12,073	2,340

Samsung Fire & Marine Insurance Co. Ltd.	14,166	2,530

Samsung Heavy Industries Co. Ltd.	63,120	1,449

Samsung Life Insurance Co. Ltd.	19,709	1,501

Samsung SDI Co. Ltd.	13,420	1,289

Samsung Securities Co. Ltd.	20,030	865

Samsung Techwin Co. Ltd.	15,929	725

Seoul Semiconductor Co. Ltd.	12,177	215

Shinhan Financial Group Co. Ltd.	168,540	5,894

Shinsegae Co. Ltd.	2,770	630

SK C&C Co. Ltd.	5,631	684

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

South Korea – 13.7% – continued

SK Holdings Co. Ltd.	10,242	$1,139

SK Innovation Co. Ltd.	23,757	2,791

SK Networks Co. Ltd.	41,610	376

SK Telecom Co. Ltd.	7,140	899

SK Telecom Co. Ltd. ADR	10,300	145

S-Oil Corp.	17,600	1,528

STX Pan Ocean Co. Ltd.	39,830	253

Tong Yang Securities, Inc.	3	–

Woongjin Coway Co. Ltd.	20,280	642

Woori Finance Holdings Co. Ltd.	143,180	1,175

Woori Investment & Securities Co. Ltd.	32,310	298
Yuhan Corp.	3,099	276
		168,384

Taiwan – 11.1%

Acer, Inc.	1,031,796	1,251

Advanced Semiconductor Engineering, Inc.	1,845,568	1,574

Advantech Co. Ltd.	101,285	266

Asia Cement Corp.	708,599	729

Asustek Computer, Inc.	270,546	2,021

AU Optronics Corp.	2,975,215	1,187

Capital Securities Corp.	681,602	225

Catcher Technology Co. Ltd.	197,111	1,131

Cathay Financial Holding Co. Ltd.	2,659,548	3,015

Chang Hwa Commercial Bank	1,665,230	946

Cheng Shin Rubber Industry Co. Ltd.	649,847	1,346

Cheng Uei Precision Industry Co. Ltd.	139,205	302

Chicony Electronics Co. Ltd.	166,560	268

Chimei Innolux Corp. *	2,160,416	862

China Airlines Ltd.	874,324	428

China Development Financial Holding Corp.	3,726,970	1,075

China Life Insurance Co. Ltd.	595,880	560

China Motor Corp.	212,000	179

China Petrochemical Development Corp.	667,700	710

China Steel Corp.	4,426,379	4,302

Chinatrust Financial Holding Co. Ltd.	3,707,467	2,109

Chunghwa Picture Tubes Ltd. *	1,647,530	123

Chunghwa Telecom Co. Ltd.	1,461,493	4,863

Chunghwa Telecom Co. Ltd. ADR	4,048	134

Clevo Co.	161,782	270

CMC Magnetics Corp. *	909,344	167

Compal Electronics, Inc.	1,652,759	1,504

Coretronic Corp.	269,000	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Taiwan – 11.1% – continued

Delta Electronics, Inc.	698,521	$1,635

E Ink Holdings, Inc.	302,095	626

E.Sun Financial Holding Co. Ltd.	1,599,897	781

Epistar Corp.	335,351	584

Eternal Chemical Co. Ltd.	257,207	195

Eva Airways Corp.	604,271	395

Evergreen International Storage & Transport Corp.	188,000	104

Evergreen Marine Corp. Taiwan Ltd.	523,795	264

Everlight Electronics Co. Ltd.	128,568	219

Far Eastern Department Stores Co. Ltd.	344,894	447

Far Eastern New Century Corp.	1,162,548	1,184

Far EasTone Telecommunications Co. Ltd.	661,345	977

Farglory Land Development Co. Ltd.	113,000	182

Feng Hsin Iron & Steel Co.	162,160	275

First Financial Holding Co. Ltd.	2,322,806	1,487

Formosa Chemicals & Fibre Corp.	1,132,320	2,918

Formosa International Hotels Corp.	13,805	188

Formosa Petrochemical Corp.	463,487	1,267

Formosa Plastics Corp.	1,567,349	4,144

Formosa Taffeta Co. Ltd.	291,827	262

Foxconn Technology Co. Ltd.	290,728	924

Fubon Financial Holding Co. Ltd.	1,906,123	1,973

Giant Manufacturing Co. Ltd.	115,483	424

HannStar Display Corp. *	1,828,898	115

Highwealth Construction Corp.	152,000	251

Hiwin Technologies Corp.	61,860	421

Hon Hai Precision Industry Co. Ltd.	3,541,414	7,906

HTC Corp.	287,220	6,310

Hua Nan Financial Holdings Co. Ltd.	1,729,373	1,035

Inotera Memories, Inc. *	709,246	150

Inventec Co. Ltd.	675,473	238

KGI Securities Co. Ltd.	1,098,582	377

Kinsus Interconnect Technology Corp.	102,587	331

Largan Precision Co. Ltd.	41,835	966

LCY Chemical Corp.	155,000	227

Lite-On Technology Corp.	874,858	793

Macronix International	1,246,975	422

MediaTek, Inc.	409,549	4,462

Mega Financial Holding Co. Ltd.	3,042,608	2,092

Motech Industries, Inc.	111,229	177

MStar Semiconductor, Inc.	157,317	822

Nan Kang Rubber Tire Co. Ltd.	181,722	290

Nan Ya Plastics Corp.	1,859,695	4,003

Nan Ya Printed Circuit Board Corp.	74,925	202

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Taiwan – 11.1% – continued

Nanya Technology Corp. *	640,363	$79

Novatek Microelectronics Corp.	187,850	431

Pegatron Corp.	631,594	582

Phison Electronics Corp.	48,608	229

Polaris Securities Co. Ltd.	757,612	485

Pou Chen Corp.	900,093	646

Powerchip Technology Corp. *	2,078,969	117

Powertech Technology, Inc.	267,568	569

President Chain Store Corp.	230,220	1,297

Qisda Corp. *	616,585	163

Quanta Computer, Inc.	971,576	1,863

Realtek Semiconductor Corp.	149,841	250

Richtek Technology Corp.	53,849	250

Ruentex Development Co. Ltd. *	168,000	164

Ruentex Industries Ltd.	149,000	228

Shin Kong Financial Holding Co. Ltd. *	2,213,463	649

Siliconware Precision Industries Co.	1,225,480	1,204

Simplo Technology Co. Ltd.	84,120	496

Sino-American Silicon Products, Inc.	137,550	228

SinoPac Financial Holdings Co. Ltd.	2,189,257	701

Synnex Technology International Corp.	511,086	1,105

Tainan Spinning Co. Ltd.	361,530	158

Taishin Financial Holding Co. Ltd.	2,129,212	816

Taiwan Business Bank *	914,834	264

Taiwan Cement Corp.	1,309,055	1,387

Taiwan Cooperative Bank	1,583,348	952

Taiwan Fertilizer Co. Ltd.	309,000	748

Taiwan Glass Industrial Corp.	340,447	377

Taiwan Mobile Co. Ltd.	726,752	1,786

Taiwan Semiconductor Manufacturing Co. Ltd.	9,661,193	21,890

Tatung Co. Ltd. *	768,053	283

Teco Electric and Machinery Co. Ltd.	611,000	327

TPK Holding Co. Ltd. *	37,650	698

Transcend Information, Inc.	76,442	149

Tripod Technology Corp.	157,082	408

TSRC Corp.	186,902	408

Tung Ho Steel Enterprise Corp.	286,271	255

U-Ming Marine Transport Corp.	163,000	237

Unimicron Technology Corp.	492,418	690

Uni-President Enterprises Corp.	1,500,435	1,932

United Microelectronics Corp.	4,817,043	1,772

Vanguard International Semiconductor Corp.	295,949	100

Walsin Lihwa Corp.	1,216,770	356

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Taiwan – 11.1% – continued

Wan Hai Lines Ltd.	430,825	$202

Winbond Electronics Corp. *	1,051,071	207

Wintek Corp.	552,162	425

Wistron Corp.	801,217	897

WPG Holdings Ltd.	503,316	577

Ya Hsin Industrial Co. Ltd. *	121,548	–

Yang Ming Marine Transport Corp.	549,356	212

Young Fast Optoelectronics Co. Ltd.	43,751	118

Yuanta Financial Holding Co. Ltd. *	2,613,855	1,310
Yulon Motor Co. Ltd.	323,257	602
		137,069

Thailand – 1.8%

Advanced Info Service PCL (Registered)	194,000	774

Advanced Info Service PCL NVDR	160,099	655

Bangkok Bank PCL	27,700	124

Bangkok Bank PCL (Registered)	276,600	1,292

Bangkok Bank PCL NVDR	203,400	910

Bank of Ayudhya PCL (Registered)	518,654	328

Bank of Ayudhya PCL NVDR	146,068	93

Banpu PCL (Registered)	25,900	437

Banpu PCL NVDR	33,558	558

BEC World PCL (Registered)	196,500	232

BEC World PCL NVDR	136,207	160

Charoen Pokphand Foods PCL NVDR	1,191,157	1,011

CP ALL PCL (Registered)	452,600	699

CP ALL PCL NVDR	415,968	638

Glow Energy PCL (Registered)	100,200	152

Glow Energy PCL NVDR	78,602	119

Indorama Ventures PCL NVDR	618,947	542

IRPC PCL (Registered)	1,928,700	217

IRPC PCL NVDR	2,354,381	259

Kasikornbank PCL (Registered)	280,600	1,054

Kasikornbank PCL NVDR	429,197	1,587

Krung Thai Bank PCL (Registered)	559,800	277

Krung Thai Bank PCL NVDR	460,655	224

PTT Aromatics & Refining PCL (Registered)	124,994	99

PTT Aromatics & Refining PCL NVDR	288,501	224

PTT Chemical PCL (Registered)	72,700	231

PTT Chemical PCL NVDR	62,900	196

PTT Exploration & Production PCL NVDR	215,043	949

PTT Exploration & Production PCL (Registered)	248,300	1,114

PTT PCL (Registered)	186,500	1,559

PTT PCL NVDR	151,200	1,243

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.5% – continued

Thailand – 1.8% – continued

Siam Cement PCL (Registered)	51,400	$506

Siam Cement PCL NVDR	72,698	603

Siam Commercial Bank PCL (Registered)	232,700	793

Siam Commercial Bank PCL NVDR	388,476	1,308

Thai Airways International PCL NVDR	242,587	153

Thai Oil PCL (Registered)	112,300	183
Thai Oil PCL NVDR	191,495	306
		21,809

Turkey – 1.5%

Akbank T.A.S.	473,356	1,860

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	84,889	977

Arcelik A.S.	73,933	290

Asya Katilim Bankasi A.S. *	177,035	184

Aygaz A.S.	–	–

BIM Birlesik Magazalar A.S.	31,347	862

Coca-Cola Icecek A.S.	24,376	331

Dogan Yayin Holding A.S. *	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	228,495	293

Enka Insaat ve Sanayi A.S.	127,545	308

Eregli Demir ve Celik Fabrikalari T.A.S.	201,867	351

Haci Omer Sabanci Holding A.S.	192,002	668

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S.	255,630	948

TAV Havalimanlari Holding A.S. *	64,023	252

Tupras Turkiye Petrol Rafinerileri A.S.	47,037	969

Turk Hava Yollari *	175,009	255

Turk Telekomunikasyon A.S.	219,001	937

Turkcell Iletisim Hizmetleri A.S. *	305,864	1,387

Turkiye Garanti Bankasi A.S.	818,454	3,172

Turkiye Halk Bankasi A.S.	133,058	953

Turkiye Is Bankasi, Class C	624,335	1,607

Turkiye Sise ve Cam Fabrikalari A.S.	141,901	271

Turkiye Vakiflar Bankasi Tao, Class D	276,192	551
Yapi ve Kredi Bankasi A.S. *	325,256	719
		18,145

Ukraine – 0.0%
Kernel Holding S.A. *	19,222	353
Total Common Stocks (3)
(Cost $1,092,608) (3)		1,090,205

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 8.6%

Brazil – 7.7%

AES Tiete S.A.	37,853	$473

Banco Bradesco S.A.	727,863	10,727

Banco do Estado do Rio Grande do Sul, Class B	67,518	575

Bradespar S.A.	88,701	1,561

Brasil Telecom S.A.	94,802	553

Braskem S.A., Class A	59,241	459

Centrais Eletricas Brasileiras S.A., Class B	90,541	1,034

Cia Brasileira de Distribuicao Grupo Pao de Acucar	40,860	1,235

Cia de Bebidas das Americas	295,099	8,907

Cia de Transmissao de Energia Eletrica Paulista	11,546	295

Cia Energetica de Minas Gerais	154,062	2,272

Cia Energetica de Sao Paulo, Class B	63,308	936

Cia Paranaense de Energia, Class B	38,544	695

Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	35,977	545

Gerdau S.A.	345,061	2,450

Gol Linhas Aereas Inteligentes S.A.	38,256	208

Itau Unibanco Holding S.A.	894,403	13,819

Ituasa – Investimentos Itau S.A.	907,257	4,598

Klabin S.A.	168,621	466

Lojas Americanas S.A.	125,997	952

Metalurgica Gerdau S.A.	110,599	986

Petroleo Brasileiro S.A.	1,611,295	16,368

Suzano Papel e Celulose S.A.	61,183	272

Tam S.A.	28,336	435

Tele Norte Leste Participacoes S.A.	95,599	905

Telecomunicacoes de Sao Paulo S.A.	115,091	3,048

Telecomunicacoes de Sao Paulo S.A. ADR	2,945	78

Telemar Norte Leste S.A., Class A	13,923	287

Ultrapar Participacoes S.A.	126,924	1,991

Usinas Siderurgicas de Minas Gerais S.A., Class A	187,044	1,047

Vale Fertilizantes S.A.	36,434	471
Vale S.A., Class A	785,430	16,387
		95,035

Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	34,216	1,657

Colombia – 0.1%
BanColombia S.A.	75,539	1,053

Russia – 0.2%

AK Transneft OAO	584	591

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 8.6% – continued

Russia – 0.2% – continued

Sberbank of Russia	374,394	$633

Surgutneftegaz OJSC	1,402,024	604
Surgutneftegaz OJSC ADR	140,161	614
		2,442

South Korea – 0.5%

Hyundai Motor Co.	8,346	451

Hyundai Motor Co., Class 2	15,725	895

LG Chem Ltd.	2,805	253
Samsung Electronics Co. Ltd.	8,125	3,881
		5,480
Total Preferred Stocks (3)
(Cost $110,303) (3)		105,667

RIGHTS – 0.0%

Brazil – 0.0%
Lojas Americanas S.A. *	25	–

Malaysia – 0.0%
Hong Leong Bank Bhd *	35,440	17

South Korea – 0.0%
Daewoo Securities Co. Ltd. *	23,988	45
Total Rights (3)
(Cost $84) (3)		62

INVESTMENT COMPANIES – 1.5%

Northern Institutional Funds – Diversified Assets Portfolio (4)(5)	10,752,693	10,752
Vanguard MSCI Emerging Markets ETF	213,050	7,647
Total Investment Companies
(Cost $18,738)		18,399

Total Investments – 98.6%
(Cost $1,221,733)		1,214,333
Other Assets less Liabilities – 1.4%		17,637
NET ASSETS – 100.0%		$1,231,970

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $1,891,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Reliance Industries Ltd. GDR	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,669,000 with net purchases of approximately $8,083,000 during the six months ended September 30, 2011.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Dax Index (Euro)	10	$1,832	Long	12/11	$57
FTSE/JSE Top 40 (South African Rand)	175	5,737	Long	12/11	(96)
Hang Seng Index (Hong Kong Dollar)	79	8,836	Long	10/11	(209)
MSCI Taiwan Index (United States Dollar)	227	5,811	Long	10/11	229
S&P CNX Nifty (United States Dollar)	65	641	Long	10/11	(10)
S&P/TSX 60 (Canadian Dollar)	21	2,664	Long	12/11	(129)
SPI 200 (Australian Dollar)	28	2,708	Long	12/11	(51)

Total					$(209)

At September 30, 2011, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Brazilian Real	7,364	United States Dollar	4,220	12/21/11	$372
Hong Kong Dollar	15,589	United States Dollar	2,000	12/21/11	(4)
Indian Rupee	7,704	United States Dollar	160	12/21/11	5
United States Dollar	4,277	Brazilian Real	7,518	12/21/11	(348)
United States Dollar	4,664	Hong Kong Dollar	36,352	12/21/11	8
United States Dollar	1,110	Korean Won	1,228,770	12/21/11	(67)
United States Dollar	310	Russian Ruble	9,440	12/21/11	(21)
United States Dollar	1,180	Taiwan Dollar	34,736	12/21/11	(38)

Total					$(93)

At September 30, 2011, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.1%
Consumer Staples	7.5
Energy	13.7
Financials	24.1
Health Care	1.1
Industrials	6.6
Information Technology	12.8
Materials	13.9
Telecommunication Services	8.8
Utilities	3.4

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At September 30, 2011, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	16.4%
Korean Won	14.4
Brazilian Real	14.3
Taiwan Dollar	11.4
United States Dollar	8.5
South African Rand	7.8
Indian Rupee	7.1
All other currencies less than 5%	20.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 – Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments. The Fund valued three common stock securities using the last traded price at September 20, 2011, September 26, 2011, and September 28, 2011, respectively, from a primary pricing service. Since the time of fair valuation, there has been a lack of market activity and data observed for the securities. The Fund valued one common stock security using an evaluated price from a single primary pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$13,982	$80,873	$–	$94,855
Consumer Staples	28,507	51,577	154	80,238
Energy	28,696	116,312	–	145,008
Financials	34,162	216,689	531	251,382
Health Care	2,108	11,208	–	13,316
Industrials	11,243	67,246	–	78,489
Information Technology	6,200	143,515	–	149,715
Materials	40,099	100,609	–	140,708
Telecommunication Services	24,872	74,379	1,786	101,037
Utilities	12,106	23,351	–	35,457
Preferred Stocks
Consumer Discretionary	952	1,346	–	2,298
Consumer Staples	10,142	–	–	10,142
Energy	20,168	–	–	20,168
Financials	31,404	–	–	31,404
Industrials	643	–	–	643
Information Technology	–	3,881	–	3,881
Materials	25,757	253	–	26,010
Telecommunication Services	4,871	–	–	4,871
Utilities	6,250	–	–	6,250
Rights
Financials	45	17	–	62
Investment Companies	18,399	–	–	18,399

Total Investments	$320,606	$891,256	$2,471	$1,214,333

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$286	$–	$–	$286
Forward Foreign Currency Exchange Contracts	–	385	–	385
Liabilities
Futures Contracts	(495)	–	–	(495)
Forward Foreign Currency Exchange Contracts	–	(478)	–	(478)

Total Other Financial Instruments	$(209)	$(93)	$–	$(302)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		TRANSFERS OUT OF LEVEL 3 (000S) (1)	BALANCE AS OF 9/30/11 (000s)
Common Stock
Consumer Staples	$–	$–	$–	$–	$–	$–	$–	$154	(2)	$–	$154
Financials	55	–	–	–	(9)	–	–	485	(3)	–	531
Telecommunication
Services	–	–	–	–	–	–	–	1,786	(4)	–	1,786
Utilities	9	–	–	–	(1)	–	(8)	–		–	–

Total	$64	$–	$–	$–	$(10)	$–	$(8)	$2,425		$–	$2,471

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.
(2)

Transferred from Level 2 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at September 26, 2011, from a primary pricing service and because there was a lack of market activity and data observed for this security

(3)

Transferred from Level 2 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at September 20, 2011, from a primary pricing service and because there was a lack of market activity and data observed for this security.

(4)

Transferred from Level 2 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at September 28, 2011, from a primary pricing service and because there was a lack of market activity and data observed for this security.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2011 was $(9), which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Australia – 7.4%

BGP Holdings PLC – (Fractional Shares) *	6,535,576	$–

BWP Trust	366,301	592

CFS Retail Property Trust	1,505,883	2,524

Charter Hall Office REIT	350,496	1,123

Charter Hall Retail REIT *	217,751	653

Commonwealth Property Office Fund	1,753,594	1,507

Dexus Property Group	3,445,377	2,716

FKP Property Group	637,756	276

Goodman Group	5,282,750	2,889

GPT Group	1,322,374	3,950

Investa Office Fund	1,931,533	1,118

Mirvac Group	2,432,183	2,652

Stockland	1,698,568	4,722

Westfield Group	1,643,943	12,165
Westfield Retail Trust	2,179,362	5,053
		41,940

Austria – 0.3%

CA Immobilien Anlagen A.G. *	63,158	769
Conwert Immobilien Invest S.E.	57,880	698
		1,467

Belgium – 0.5%

Befimmo SCA Sicafi	12,048	904

Cofinimmo	9,742	1,147

Intervest Offices	4,785	125

Leasinvest Real Estate SCA	1,126	93

Warehouses De Pauw SCA	6,523	322
Wereldhave Belgium N.V.	1,464	127
		2,718

Brazil – 2.9%

Aliansce Shopping Centers S.A.	76,079	509

BR Malls Participacoes S.A.	320,029	3,270

BR Properties S.A.	128,653	1,169

Brookfield Incorporacoes S.A.	167,179	491

Camargo Correa Desenvolvimento Imobiliario S.A.	33,158	58

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	226,652	1,411

Even Construtora e Incorporadora S.A.	169,275	482

Ez Tec Empreendimentos e Participacoes S.A.	40,940	270

Gafisa S.A.	303,600	867

General Shopping Brasil S.A. *	17,804	95

Helbor Empreendimentos S.A.	34,916	338
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Brazil – 2.9% – continued

Iguatemi Empresa de Shopping Centers S.A.	27,824	$466

JHSF Participacoes S.A.	60,716	131

MRV Engenharia e Participacoes S.A.	258,303	1,323

Multiplan Empreendimentos Imobiliarios S.A.	58,894	1,092

PDG Realty S.A. Empreendimentos e Participacoes	802,182	2,615

Rodobens Negocios Imobiliarios S.A.	17,043	87

Rossi Residencial S.A.	142,439	665

Sonae Sierra Brasil S.A.	21,162	250

Tecnisa S.A.	98,908	485
Viver Incorporadora e Construtora S.A. *	150,585	180
		16,254

Canada – 4.1%

Allied Properties Real Estate Investment Trust	36,132	799

Artis Real Estate Investment Trust	59,692	705

Boardwalk Real Estate Investment Trust	34,165	1,571

Calloway Real Estate Investment Trust	73,363	1,801

Canadian Apartment Properties REIT	54,761	1,103

Canadian Real Estate Investment Trust	47,606	1,620

Chartwell Seniors Housing Real Estate Investment Trust	100,657	725

Cominar Real Estate Investment Trust	46,150	946

Crombie Real Estate Investment Trust	26,540	324

Dundee Real Estate Investment Trust	43,526	1,319

Extendicare Real Estate Investment Trust	55,878	375

First Capital Realty, Inc.	46,095	748

H&R Real Estate Investment Trust	111,621	2,234

Homburg Canada Real Estate Investment Trust	36,820	432

InnVest Real Estate Investment Trust	66,108	272

Killam Properties, Inc.	31,204	319

Morguard Real Estate Investment Trust	31,156	440

Northern Property Real Estate Investment Trust	21,251	552

NorthWest Healthcare Properties Real Estate Investment Trust	24,276	264

Primaris Retail Real Estate Investment Trust	57,000	1,115

RioCan Real Estate Investment Trust	191,175	4,743

Transglobe Apartment Real Estate Investment Trust	40,290	422
Whiterock Real Estate Investment Trust *	24,400	278
		23,107

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

China – 0.9%

Agile Property Holdings Ltd.	987,979	$628

Beijing North Star Co. Ltd., Class H	477,662	69

China Merchants Property Development Co. Ltd., Class B	179,108	225

China Vanke Co. Ltd., Class B	951,956	805

Country Garden Holdings Co.	2,363,444	637

Guangzhou R&F Properties Co. Ltd., Class H	688,602	496

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	357,131	400

Shimao Property Holdings Ltd.	1,007,869	738

Shui On Land Ltd.	1,901,735	450
Soho China Ltd.	1,464,756	910
		5,358

Egypt – 0.0%
Six of October Development & Investment Co.	62,755	137

Finland – 0.3%

Citycon OYJ	199,745	682

Sponda OYJ	195,403	735
Technopolis OYJ	44,391	188
		1,605

France – 3.5%

Affine S.A.	2,884	56

Fonciere Des Regions	19,703	1,375

Gecina S.A.	13,371	1,171

ICADE	15,461	1,207

Klepierre	67,970	1,906

Mercialys S.A.	32,771	1,167

Societe de la Tour Eiffel	3,827	217

Societe Immobiliere de Location pour I’Industrie et le Commerce	9,268	893
Unibail-Rodamco S.E.	65,140	11,609
		19,601

Germany – 0.8%

Alstria Office REIT-A.G.	52,350	607

Colonia Real Estate A.G. *	11,490	61

Deutsche Euroshop A.G.	36,653	1,233

Deutsche Wohnen A.G. (Bearer)	59,481	793

DIC Asset A.G.	23,997	182

GAGFAH S.A.	63,560	386

GSW Immobilien A.G. *	24,054	683

IVG Immobilien A.G. *	72,666	251

Patrizia Immobilien A.G. *	19,011	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Germany – 0.8% – continued

Prime Office REIT-AG *	27,203	$162
TAG Immobilien A.G. *	44,871	358
		4,805

Greece – 0.0%
Eurobank Properties Real Estate Investment Co.	12,561	67

Hong Kong – 9.9%

Champion REIT	1,780,846	674

China Overseas Land & Investment Ltd.	2,912,542	4,168

China Resources Land Ltd.	1,535,218	1,613

Hang Lung Properties Ltd.	1,593,452	4,661

Henderson Land Development Co. Ltd.	838,441	3,720

Hongkong Land Holdings Ltd.	1,239,618	5,488

Hopson Development Holdings Ltd.	493,505	278

Hysan Development Co. Ltd.	563,386	1,691

Kerry Properties Ltd.	512,099	1,611

KWG Property Holding Ltd.	822,595	299

Link REIT (The)	1,602,581	5,064

New World China Land Ltd.	1,211,933	288

New World Development Ltd.	2,122,161	1,994

Poly Hong Kong Investments Ltd.	1,272,000	384

Shenzhen Investment Ltd.	1,862,443	334

Sino Land Co. Ltd.	1,873,573	2,478

Sun Hung Kai Properties Ltd.	1,370,823	15,532

Wharf Holdings Ltd.	1,080,317	5,252
Yuexiu Property Co. Ltd. *	4,899,400	633
		56,162

India – 0.5%

Anant Raj Industries Ltd.	82,980	97

Ansal Properties & Infrastructure Ltd.	55,952	36

Brigade Enterprises Ltd.	20,741	27

DLF Ltd.	361,759	1,584

Mahindra Lifespace Developers Ltd.	14,436	87

MVL Ltd	80,396	41

Orbit Corp. Ltd.	59,336	39

Parsvnath Developers Ltd. *	104,152	138

Peninsula Land Ltd.	81,507	74

Prestige Estates Projects Ltd.	45,998	86

Sunteck Realty Ltd.	13,140	83
Unitech Ltd. *	1,405,143	746
		3,038

Indonesia – 0.6%

Agung Podomoro Land Tbk PT *	4,562,196	162

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Indonesia – 0.6% – continued

Alam Sutera Realty Tbk PT	3,909,640	$166

Bakrieland Development Tbk PT *	28,287,643	352

Ciputra Development Tbk PT	8,058,790	452

Ciputra Properity Tbk PT	2,172,438	104

Ciputra Surya Tbk PT	530,000	53

Intiland Development Tbk PT *	5,687,000	144

Lippo Karawaci Tbk PT	12,384,531	935

Pakuwon Jati Tbk PT *	5,274,884	458

Sentul City Tbk PT *	15,325,017	427
Summarecon Agung Tbk PT	3,664,000	409
		3,662

Israel – 0.1%
Azrieli Group	24,208	563

Italy – 0.1%

Beni Stabili S.p.A.	667,474	352
Immobiliare Grande Distribuzione	83,327	122
		474

Japan – 9.1%

Aeon Mall Co. Ltd.	64,197	1,460

Japan Prime Realty Investment Corp.	509	1,302

Japan Real Estate Investment Corp.	349	3,405

Japan Retail Fund Investment Corp.	1,335	2,149

Kenedix Realty Investment Corp.	205	666

Mitsubishi Estate Co. Ltd.	742,480	12,017

Mitsui Fudosan Co. Ltd.	627,562	9,933

Mori Trust Sogo Reit, Inc.	87	801

Nippon Accommodations Fund, Inc.	105	742

Nippon Building Fund, Inc.	411	4,248

Nomura Real Estate Holdings, Inc.	54,100	816

Nomura Real Estate Office Fund, Inc.	218	1,329

NTT Urban Development Corp.	933	677

Orix JREIT, Inc.	154	705

Premier Investment Corp.	99	386

Sumitomo Realty & Development Co. Ltd.	339,425	6,522

Tokyo Tatemono Co. Ltd.	232,201	705

Tokyu Land Corp.	283,556	1,018

Tokyu REIT, Inc.	92	494

Top REIT, Inc.	109	589
United Urban Investment Corp.	1,489	1,566
		51,530

Malaysia – 0.6%

CapitaMalls Malaysia Trust	831,600	336

Eastern & Oriental Bhd.	635,900	286

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Malaysia – 0.6% – continued

Glomac Bhd.	99,000	$45

IGB Corp. Bhd.	792,354	472

IJM Land Bhd.	384,150	227

KLCC Property Holdings Bhd.	329,548	327

Land & General Bhd. *	426,727	38

LBS Bina Group Bhd. *	193,600	40

SP Setia Bhd.	941,418	1,140

Tebrau Teguh Bhd. *	362,600	72

YNH Property Bhd.	279,586	147
YTL Land & Development Bhd. *	189,800	50
		3,180

Mexico – 0.3%

Consorcio ARA S.A.B. de C.V.	694,717	198

Corporacion GEO S.A.B. de C.V., Series B *	291,434	377

Desarrolladora Homex S.A.B. de C.V. *	177,885	400

Sare Holding S.A.B. de C.V., Class B *	498,805	60
Urbi Desarrollos Urbanos S.A.B. de C.V. *	345,926	466
		1,501

Netherlands – 1.1%

Corio N.V.	64,973	2,990

Eurocommercial Properties N.V. – CVA	29,139	1,118

Nieuwe Steen Investments N.V. *	30,430	453

Vastned Offices/Industrial N.V.	13,213	172

Vastned Retail N.V.	13,403	638
Wereldhave N.V.	15,133	1,064
		6,435

New Zealand – 0.1%
Kiwi Income Property Trust	689,803	558

Norway – 0.1%
Norwegian Property ASA	353,519	471

Philippines – 0.5%

Ayala Land, Inc.	3,693,951	1,222

Filinvest Land, Inc.	6,898,989	172

Megaworld Corp.	7,282,101	277

Robinsons Land Corp.	1,140,475	293

SM Prime Holdings, Inc.	2,994,403	833
Vista Land & Lifescapes, Inc.	2,369,661	163
		2,960

Poland – 0.1%

Globe Trade Centre S.A. *	77,742	273

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Poland – 0.1% – continued
LC Corp. S.A. *	163,887	$49
		322

Singapore – 3.8%

Ascendas Real Estate Investment Trust	1,481,753	2,288

CapitaCommercial Trust	1,502,014	1,138

CapitaLand Ltd.	2,262,915	4,219

CapitaMall Trust	1,685,715	2,341

CapitaMalls Asia Ltd.	1,108,000	1,012

CDL Hospitality Trusts	511,610	588

City Developments Ltd.	485,000	3,521

Global Logistic Properties Ltd. *	1,305,793	1,638

Keppel Land Ltd.	532,027	1,039

Mapletree Industrial Trust	882,948	730

Mapletree Logistics Trust	1,307,722	846

Suntec Real Estate Investment Trust	1,584,291	1,386

Wing Tai Holdings Ltd.	437,380	404
Yanlord Land Group Ltd.	404,000	216
		21,366

South Africa – 1.2%

Emira Property Fund	280,527	404

Fountainhead Property Trust	841,737	694

Growthpoint Properties Ltd.	1,204,314	2,617

Redefine Properties Ltd. *	1,916,087	1,885

Resilient Property Income Fund Ltd.	185,166	745
SA Corporate Real Estate Fund Pty Ltd.	1,528,998	614
		6,959

Spain – 0.0%
Inmobiliaria Colonial S.A. *	23,248	94

Sweden – 1.0%

Castellum AB	121,741	1,483

Fabege AB	118,229	892

Hufvudstaden AB, Class A	108,242	1,047

Klovern AB	89,447	325

Kungsleden AB	99,174	673

Wallenstam AB, Class B	86,151	783
Wihlborgs Fastigheter AB	53,789	679
		5,882

Switzerland – 1.2%

Allreal Holding A.G. (Registered) *	4,824	746

Mobimo Holding A.G. (Registered) *	3,667	883

PSP Swiss Property A.G. (Registered) *	32,902	2,952

Swiss Prime Site A.G. (Registered) *	29,042	2,339

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Switzerland – 1.2% – continued
Zueblin Immobilien Holding A.G. (Registered) *	30,084	$96
		7,016

Taiwan – 0.0%
Hung Poo Real Estate Development Corp.	110,585	87

Thailand – 0.5%

Amata Corp. PCL (Registered)	204,186	72

Amata Corp. PCL NVDR	28,171	10

Asian Property Development PCL NVDR	26,804	5

Asian Property Development PCL (Registered)	527,278	92

Central Pattana PCL (Registered)	401,563	442

Central Pattana PCL NVDR	67,349	74

Land and Houses PCL	4,769,900	988

Land and Houses PCL NVDR	616,150	128

LPN Development PCL (Registered)	947,603	338

LPN Development PCL NVDR	87,301	31

Property Perfect PCL (Registered)	2,923,806	62

Property Perfect PCL NVDR	339,762	7

Pruksa Real Estate PCL (Registered)	3,200	1

Pruksa Real Estate PCL NVDR	476,500	217

SC Asset Corp. PCL (Registered)	182,800	64

SC Asset Corp. PCL NVDR	1,378	1

Supalai PCL (Registered)	1,117,656	471
Supalai PCL NVDR	86,600	36
		3,039

Turkey – 0.2%

Akmerkez Gayrimenkul Yatirim Ortakligi A.S. *	19,915	234

Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,437	44

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	537,186	689

Is Gayrimenkul Yatirim Ortakligi A.S.	181,514	113

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	177,726	138
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	50,335	137
		1,355

United Arab Emirates – 0.3%

Aldar Properties PJSC *	807,089	253
Emaar Properties PJSC	2,115,409	1,560
		1,813

United Kingdom – 4.8%

A&J Mucklow Group PLC	16,075	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United Kingdom – 4.8% – continued

Big Yellow Group PLC	91,457	$339

British Land Co. PLC	631,464	4,663

Capital & Counties Properties PLC	486,192	1,269

Capital Shopping Centres Group PLC	459,754	2,336

CLS Holdings PLC *	15,339	139

Daejan Holdings PLC	3,401	129

Derwent London PLC	72,026	1,610

Development Securities PLC	83,910	247

Grainger PLC	232,535	313

Great Portland Estates PLC	222,364	1,174

Hammerson PLC	504,649	2,945

Hansteen Holdings PLC	452,802	509

Helical Bar PLC	82,761	250

Invista Foundation Property Trust Ltd.	244,647	126

Land Securities Group PLC	555,527	5,533

London & Stamford Property PLC	390,902	711

Primary Health Properties PLC	47,693	245

Quintain Estates & Development PLC *	366,761	229

Safestore Holdings PLC	131,426	209

Segro PLC	532,028	1,816

Shaftesbury PLC	177,574	1,285

St. Modwen Properties PLC	104,865	191

Unite Group PLC *	111,978	287
Workspace Group PLC	100,196	334
		26,972

United States – 40.6%

Acadia Realty Trust	29,144	545

Agree Realty Corp.	6,893	150

Alexander’s, Inc.	1,457	526

Alexandria Real Estate Equities, Inc.	43,929	2,697

American Assets Trust, Inc.	28,459	511

American Campus Communities, Inc.	49,255	1,833

Apartment Investment & Management Co., Class A	85,702	1,896

Ashford Hospitality Trust, Inc.	47,470	333

Associated Estates Realty Corp.	28,987	448

AvalonBay Communities, Inc.	67,020	7,644

BioMed Realty Trust, Inc.	92,678	1,536

Boston Properties, Inc.	103,861	9,254

Brandywine Realty Trust	97,584	782

BRE Properties, Inc.	53,171	2,251

Brookfield Office Properties, Inc.	267,548	3,699

Camden Property Trust	50,649	2,799

Campus Crest Communities, Inc.	21,902	238

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 40.6% – continued

CapLease, Inc.	45,769	$165

CBL & Associates Properties, Inc.	105,590	1,200

Cedar Shopping Centers, Inc.	45,354	141

Chesapeake Lodging Trust	22,479	271

Cogdell Spencer, Inc.	36,135	136

Colonial Properties Trust	62,272	1,131

CommonWealth REIT	59,847	1,135

CommonWealth REIT – (Fractional Shares)	75,000	–

Corporate Office Properties Trust	51,167	1,114

Cousins Properties, Inc.	73,532	430

CubeSmart	70,451	601

DCT Industrial Trust, Inc.	175,101	769

DDR CORP	197,769	2,156

DiamondRock Hospitality Co.	118,964	832

Digital Realty Trust, Inc.	70,820	3,906

Douglas Emmett, Inc.	67,934	1,162

Duke Realty Corp.	180,208	1,892

DuPont Fabros Technology, Inc.	44,499	876

EastGroup Properties, Inc.	19,324	737

Education Realty Trust, Inc.	51,216	440

Entertainment Properties Trust	33,202	1,294

Equity Lifestyle Properties, Inc.	27,947	1,752

Equity One, Inc.	40,155	637

Equity Residential	209,448	10,864

Essex Property Trust, Inc.	24,051	2,887

Extra Space Storage, Inc.	66,684	1,242

Federal Realty Investment Trust	44,503	3,668

FelCor Lodging Trust, Inc. *	86,704	202

First Industrial Realty Trust, Inc. *	60,475	484

First Potomac Realty Trust	34,745	433

Forest City Enterprises, Inc., Class A *	108,003	1,151

Franklin Street Properties Corp.	59,320	671

General Growth Properties, Inc.	334,526	4,048

Getty Realty Corp.	18,689	270

Glimcher Realty Trust	77,519	549

Government Properties Income Trust	24,623	530

HCP, Inc.	289,153	10,138

Health Care REIT, Inc.	126,144	5,904

Healthcare Realty Trust, Inc.	55,682	938

Hersha Hospitality Trust	120,069	415

Highwoods Properties, Inc.	51,593	1,458

Home Properties, Inc.	34,015	1,931

Hospitality Properties Trust	88,003	1,868

Host Hotels & Resorts, Inc.	503,511	5,508

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 40.6% – continued

Inland Real Estate Corp.	63,543	$464

Investors Real Estate Trust	56,878	410

Kilroy Realty Corp.	41,938	1,313

Kimco Realty Corp.	289,076	4,345

Kite Realty Group Trust	45,338	166

LaSalle Hotel Properties	61,320	1,177

Lexington Realty Trust	114,016	746

Liberty Property Trust	82,649	2,406

LTC Properties, Inc.	21,259	538

Macerich (The) Co.	93,993	4,007

Mack-Cali Realty Corp.	61,825	1,654

Medical Properties Trust, Inc.	80,202	718

Mid-America Apartment Communities, Inc.	26,374	1,588

National Health Investors, Inc.	19,797	834

National Retail Properties, Inc.	67,918	1,825

Omega Healthcare Investors, Inc.	73,721	1,174

Orient-Express Hotels Ltd., Class A *	72,784	503

Parkway Properties, Inc.	15,646	172

Pebblebrook Hotel Trust	37,327	584

Pennsylvania Real Estate Investment Trust	40,641	314

Piedmont Office Realty Trust, Inc., Class A	123,557	1,998

Post Properties, Inc.	35,930	1,248

ProLogis, Inc.	327,160	7,934

PS Business Parks, Inc.	13,403	664

Public Storage	90,892	10,121

Ramco-Gershenson Properties Trust	26,457	217

Realty Income Corp.	90,795	2,927

Regency Centers Corp.	64,177	2,267

Retail Opportunity Investments Corp.	29,373	326

RLJ Lodging Trust	23,100	295

Saul Centers, Inc.	10,305	348

Senior Housing Properties Trust	109,192	2,352

Simon Property Group, Inc.	208,705	22,953

SL Green Realty Corp.	60,933	3,543

Sovran Self Storage, Inc.	19,670	731

Strategic Hotels & Resorts, Inc. *	132,810	572

Sun Communities, Inc.	15,432	543

Sunstone Hotel Investors, Inc. *	84,990	484

Tanger Factory Outlet Centers, Inc.	61,182	1,591

Taubman Centers, Inc.	41,263	2,076

TravelCenters of America LLC – (Fractional Shares) *	50,000	–

UDR, Inc.	156,073	3,456

Universal Health Realty Income Trust	9,418	317

Urstadt Biddle Properties, Inc., Class A	14,239	227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

United States – 40.6% – continued

Ventas, Inc.	204,996	$10,127

Vornado Realty Trust	131,417	9,806

Washington Real Estate Investment Trust	46,884	1,321

Weingarten Realty Investors	86,320	1,827
Winthrop Realty Trust	16,552	144
		230,431
Total Common Stocks (1)
(Cost $591,086) (1)		552,929

RIGHTS – 0.0%

Thailand – 0.0%

Property Perfect PCL – Alien Market *	81,216	1
Property Perfect PCL NVDR *	9,437	–
		1
Total Rights
(Cost $4)		1

INVESTMENT COMPANIES – 0.6%

F&C Commercial Property Trust Ltd.	358,384	534

IRP Property Investments Ltd.	70,797	83

Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	2,528,954	2,529

Picton Property Income Ltd.	264,449	167

Standard Life Investment Property Income Trust PLC	89,947	79
UK Commercial Property Trust Ltd.	253,974	300
Total Investment Companies (1)
(Cost $3,883) (1)		3,692

Total Investments – 98.0%
(Cost $594,973)		556,622
Other Assets less Liabilities – 2.0%		11,220
NET ASSETS – 100.0%		$567,842

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,007,000 with net purchases of approximately $522,000 during the six months ended September 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	14.9%
Diversified REITs	11.0
Office REITs	11.3
Real Estate Development	5.0
Real Estate Operating Companies	9.4
Residential REITs	8.5
Retail REITs	22.6
Specialized REITs	11.3
Other industries less than 5%	6.0

Total	100.0%

At September 30, 2011, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400 (U.S. Dollar)	77	$5,998	Long	12/11	$(289)
Euro Stoxx 50 (Euro)	60	1,733	Long	12/11	130
Hang Seng Index (Hong Kong Dollar)	27	3,020	Long	10/11	(72)
Nikkei 225 (Japanese Yen)	11	611	Long	12/11	(14)
SPI 200 (Australian Dollar)	15	1,451	Long	12/11	(11)
TOPIX Index (Japanese Yen)	12	1,179	Long	12/11	15

Total					$(241)

At September 30, 2011, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Canadian Dollar	121	United States Dollar	116	10/3/11	$1
British Pound	64	United States Dollar	100	10/4/11	–
Euro	93	United States Dollar	125	10/4/11	–
Hong Kong Dollar	1,558	United States Dollar	200	10/4/11	–

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Japanese Yen	23,078	United States Dollar	300	10/4/11	$1
Swedish Krona	172	United States Dollar	25	10/4/11	–
Australian Dollar	180	United States Dollar	175	10/5/11	1
British Pound	456	United States Dollar	700	12/21/11	(11)
British Pound	257	United States Dollar	404	12/21/11	4
Canadian Dollar	619	United States Dollar	600	12/21/11	10
Euro	520	United States Dollar	700	12/21/11	4
Hong Kong Dollar	11,688	United States Dollar	1,500	12/21/11	(2)
Japanese Yen	76,343	United States Dollar	1,000	12/21/11	9
Swiss Franc	181	United States Dollar	200	12/21/11	–
United States Dollar	317	Australian Dollar	311	12/21/11	(19)
United States Dollar	186	Australian Dollar	192	12/21/11	(2)
United States Dollar	100	Australian Dollar	102	12/21/11	(2)
United States Dollar	100	British Pound	64	12/21/11	(1)
United States Dollar	120	British Pound	77	12/21/11	–
United States Dollar	200	British Pound	129	12/21/11	2
United States Dollar	444	Canadian Dollar	441	12/21/11	(24)
United States Dollar	200	Canadian Dollar	206	12/21/11	(4)
United States Dollar	100	Canadian Dollar	103	12/21/11	(2)
United States Dollar	297	Euro	217	12/21/11	(7)
United States Dollar	240	Euro	178	12/21/11	(2)
United States Dollar	100	Euro	73	12/21/11	(2)
United States Dollar	134	Euro	99	12/21/11	(1)
United States Dollar	150	Hong Kong Dollar	1,168	12/21/11	–
United States Dollar	214	Hong Kong Dollar	1,667	12/21/11	–
United States Dollar	150	Hong Kong Dollar	1,169	12/21/11	–
United States Dollar	547	Hong Kong Dollar	4,263	12/21/11	1
United States Dollar	400	Japanese Yen	30,547	12/21/11	(3)
United States Dollar	270	Japanese Yen	20,578	12/21/11	(3)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	331	Japanese Yen	25,352	12/21/11	$(2)
United States Dollar	57	Singapore Dollar	71	12/21/11	(3)
United States Dollar	187	Swiss Franc	164	12/21/11	(6)

Total					$(63)

At September 30, 2011, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	42.0%
Hong Kong Dollar	10.0
Japanese Yen	9.3
Australian Dollar	7.6
Euro	6.7
British Pound	5.1
All other currencies less than 5%	19.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$11,277	$–	$–	$11,277
Financials	260,023	281,629	–	541,652
Rights
Financials	1	–	–	1
Investment Companies	2,529	1,163	–	3,692

Total Investments	$273,830	$282,792	$–	$556,622

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$145	$–	$–	$145
Forward Foreign Currency Exchange Contracts	–	33	–	33
Liabilities
Futures Contracts	(386)	–	–	(386)
Forward Foreign Currency Exchange Contracts	–	(96)	–	(96)

Total Other Financial Instruments	$(241)	$(63)	$–	$(304)
The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)
Common Stock
Financials	$830	$–	$–	$–	$(347)	$–	$(483)	$–	$–	$–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3%

Australia – 4.0%

AGL Energy Ltd.	4,135	$57

Alumina Ltd.	20,226	28

Amcor Ltd.	10,923	72

AMP Ltd.	23,868	90

Australia & New Zealand Banking Group Ltd.	22,276	413

Bendigo and Adelaide Bank Ltd.	3,150	26

BlueScope Steel Ltd.	13,501	9

Boral Ltd.	7,360	24

Brambles Ltd.	13,172	81

CFS Retail Property Trust	15,137	25

Coca-Cola Amatil Ltd.	5,121	59

Commonwealth Bank of Australia	13,341	580

Computershare Ltd.	3,574	25

Dexus Property Group	40,486	32

Fortescue Metals Group Ltd.	10,292	43

Goodman Group	55,399	30

GPT Group	14,336	43

Insurance Australia Group Ltd.	18,854	54

Lend Lease Group	4,338	29

MacArthur Coal Ltd.	1,531	23

Metcash Ltd.	6,253	25

Mirvac Group	26,732	29

National Australia Bank Ltd.	18,613	395

Newcrest Mining Ltd.	6,550	216

OneSteel Ltd.	9,639	11

Orica Ltd.	3,038	68

Origin Energy Ltd.	9,223	118

OZ Minerals Ltd.	2,931	26

Santos Ltd.	7,593	82

SP AusNet	12,807	11

Stockland	22,507	63

Transurban Group	10,491	55

Westpac Banking Corp.	25,822	496
Woolworths Ltd.	10,453	250
		3,588

Austria – 0.1%

OMV A.G.	1,405	42

Telekom Austria A.G.	2,544	26
Verbund A.G.	553	16
		84

Belgium – 0.2%

Bekaert S.A.	310	13

Colruyt S.A.	634	26

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Belgium – 0.2% – continued

Delhaize Group S.A.	834	$49

Dexia S.A. *	4,542	9

KBC Groep N.V.	1,534	35

Solvay S.A., Class A	542	51
Umicore S.A.	922	33
		216

Canada – 5.6%

Agnico-Eagle Mines Ltd.	1,487	89

Agrium, Inc.	1,390	93

ARC Resources Ltd.	2,554	55

Bank of Nova Scotia	9,218	464

BCE, Inc.	2,249	84

Bombardier, Inc., Class B	12,842	45

Bonavista Energy Corp.	1,363	31

CAE, Inc.	2,043	19

Canadian National Railway Co.	3,948	264

Canadian Pacific Railway Ltd.	1,458	70

Canadian Tire Corp. Ltd., Class A	629	34

Canadian Utilities Ltd., Class A	696	41

Cenovus Energy, Inc.	6,432	198

CGI Group, Inc., Class A *	1,800	34

Crescent Point Energy Corp.	2,166	82

Empire Co. Ltd., Class A	200	11

Enbridge, Inc.	6,402	204

Enerplus Corp.	1,421	35

Finning International, Inc.	1,418	26

Franco-Nevada Corp.	1,095	40

Gildan Activewear, Inc.	913	24

Inmet Mining Corp.	458	19

Kinross Gold Corp.	9,643	143

Loblaw Cos. Ltd.	872	33

Metro, Inc., Class A	874	38

Nexen, Inc.	4,620	72

Open Text Corp. *	500	26

Osisko Mining Corp. *	2,717	34

Pacific Rubiales Energy Corp.	2,114	45

Penn West Petroleum Ltd.	4,051	60

PetroBakken Energy Ltd., Class A	669	4

Potash Corp. of Saskatchewan, Inc.	7,295	317

Research In Motion Ltd. *	4,100	84

Ritchie Bros Auctioneers, Inc.	759	15

Rogers Communications, Inc., Class B	3,505	120

Royal Bank of Canada	12,207	560

Saputo, Inc.	1,314	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Canada – 5.6% – continued

Suncor Energy, Inc.	13,547	$346

Talisman Energy, Inc.	8,677	107

Teck Resources Ltd., Class B	4,944	146

Tim Hortons, Inc.	1,400	65

Toronto-Dominion Bank (The)	7,545	537

TransAlta Corp.	2,043	44

Valeant Pharmaceuticals International, Inc.	2,400	89

Vermilion Energy, Inc.	674	28

Viterra, Inc.	3,417	34
Yamana Gold, Inc.	6,508	89
		5,050

Denmark – 0.6%

Danske Bank A/S *	5,799	81

DSV A/S	1,702	31

Novo Nordisk A/S, Class B	3,639	362

Novozymes A/S, Class B	407	58

Pandora A/S	471	3

Tryg A/S	208	11
Vestas Wind Systems A/S *	1,882	30
		576

Finland – 0.4%

Kesko OYJ, Class B	585	18

Metso OYJ	993	29

Neste Oil OYJ	958	8

Nokia OYJ	31,522	179

Outokumpu OYJ	925	6

Rautaruukki OYJ	718	7

Sanoma OYJ	586	7

Stora Enso OYJ, Class R	4,917	29
UPM-Kymmene OYJ	4,175	47
		330

France – 2.7%

Air Liquide S.A.	2,467	288

Bouygues S.A.	1,940	64

Bureau Veritas S.A.	430	31

Carrefour S.A.	4,908	112

Casino Guichard Perrachon S.A.	448	35

Christian Dior S.A.	508	57

Cie de Saint-Gobain	3,387	129

Cie Generale de Geophysique-Veritas *	1,181	21

CNP Assurances	1,085	16

Danone	5,052	311

Dassault Systemes S.A.	570	40

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

France – 2.7% – continued

France Telecom S.A.	16,164	$265

Gecina S.A.	175	15

Imerys S.A.	274	14

JCDecaux S.A. *	528	13

Lagardere S.C.A.	981	24

L’Oreal S.A.	2,081	204

Peugeot S.A.	1,185	25

Renault S.A.	1,584	52

Safran S.A.	1,331	41

Schneider Electric S.A.	4,270	230

Societe BIC S.A.	246	21

Societe Television Francaise 1	935	12

Suez Environnement Co.	2,302	32

Technip S.A.	886	71

Unibail-Rodamco S.E.	788	140

Veolia Environnement S.A.	2,912	43
Vinci S.A.	3,793	163
		2,469

Germany – 2.4%

Adidas A.G.	1,793	108

BASF S.E.	7,889	479

Bayerische Motoren Werke A.G.	2,864	190

Beiersdorf A.G.	895	48

Deutsche Boerse A.G. *	1,722	86

Deutsche Lufthansa A.G. (Registered)	1,812	23

Deutsche Post A.G. (Registered)	7,307	93

Fraport A.G. Frankfurt Airport Services Worldwide	323	19

GEA Group A.G.	1,395	33

HeidelbergCement A.G.	1,266	46

Henkel A.G. & Co. KGaA	1,160	51

Hochtief A.G.	350	22

K+S A.G.	1,514	80

Linde A.G.	1,465	195

Merck KGaA	517	42

Metro A.G.	1,195	50

Muenchener Rueckversicherungs A.G. (Registered)	1,630	202

Salzgitter A.G.	304	15

SAP A.G.	7,908	403

Suedzucker A.G.	476	13
Wacker Chemie A.G.	114	10
		2,208

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Greece – 0.0%
Coca Cola Hellenic Bottling Co. S.A. *	1,536	$27

Hong Kong – 0.5%

Cathay Pacific Airways Ltd.	9,000	14

CLP Holdings Ltd.	16,599	149

Hang Seng Bank Ltd.	6,678	78

Hong Kong & China Gas Co. Ltd.	40,015	90

Li & Fung Ltd.	48,000	79

MTR Corp.	12,291	37
NWS Holdings Ltd.	10,408	14
		461

Ireland – 0.3%

CRH PLC	6,219	96

Experian PLC	8,680	98
Kerry Group PLC, Class A	1,129	39
		233

Israel – 0.0%
Delek Group Ltd.	29	4

Italy – 1.4%

A2A S.p.A.	8,006	10

Assicurazioni Generali S.p.A.	10,309	163

Atlantia S.p.A.	2,508	36

Autogrill S.p.A.	824	8

Enel Green Power S.p.A.	14,318	33

ENI S.p.A.	20,727	364

Fiat Industrial S.p.A. *	7,107	53

Intesa Sanpaolo S.p.A.	84,627	132

Intesa Sanpaolo S.p.A. (RSP)	6,790	9

Parmalat S.p.A.	4,096	9

Pirelli & C. S.p.A.	1,700	12

Saipem S.p.A.	2,346	82

Snam Rete Gas S.p.A.	14,484	67

Telecom Italia S.p.A.	84,094	91

Tenaris S.A.	4,132	52

Terna Rete Elettrica Nazionale S.p.A.	9,389	35
UniCredit S.p.A.	113,327	121
		1,277

Japan – 11.3%

Aeon Co. Ltd.	5,300	72

Aeon Credit Service Co. Ltd.	590	9

Aeon Mall Co. Ltd.	600	14

Air Water, Inc.	1,000	12

Aisin Seiki Co. Ltd.	1,800	60

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Japan – 11.3% – continued

Ajinomoto Co., Inc.	6,000	$71

Asahi Glass Co. Ltd.	9,000	88

Asahi Kasei Corp.	11,000	66

Asics Corp.	1,500	20

Astellas Pharma, Inc.	3,900	147

Bank of Kyoto (The) Ltd.	2,461	22

Benesse Holdings, Inc.	700	31

Brother Industries Ltd.	2,100	25

Canon, Inc.	9,700	439

Casio Computer Co. Ltd.	1,700	11

Central Japan Railway Co.	14	122

Chugai Pharmaceutical Co. Ltd.	1,910	32

Chugoku Electric Power (The) Co., Inc.	2,600	46

Coca-Cola West Co. Ltd.	474	9

Cosmo Oil Co. Ltd.	4,000	10

Dai Nippon Printing Co. Ltd.	5,000	52

Daicel Corp.	2,000	11

Daido Steel Co. Ltd.	2,000	12

Dai-ichi Life Insurance (The) Co. Ltd.	79	82

Daikin Industries Ltd.	1,900	54

Dainippon Sumitomo Pharma Co. Ltd.	1,235	14

Daiwa House Industry Co. Ltd.	4,000	51

Denki Kagaku Kogyo K.K.	4,000	15

Denso Corp.	4,100	131

East Japan Railway Co.	2,900	176

Eisai Co. Ltd.	2,205	89

FamilyMart Co. Ltd.	500	19

FANUC Corp.	1,600	220

Fast Retailing Co. Ltd.	500	90

Fuji Electric Co. Ltd.	4,000	10

Fuji Heavy Industries Ltd.	4,608	27

FUJIFILM Holdings Corp.	4,100	95

Fujitsu Ltd.	17,000	80

Hiroshima Bank (The) Ltd.	3,684	18

Hitachi Chemical Co. Ltd.	817	13

Hitachi Construction Machinery Co. Ltd.	1,000	17

Hitachi High-Technologies Corp.	443	9

Hitachi Metals Ltd.	2,000	23

Honda Motor Co. Ltd.	14,100	413

Ibiden Co. Ltd.	1,000	21

Idemitsu Kosan Co. Ltd.	200	18

Inpex Corp.	19	117

Isetan Mitsukoshi Holdings Ltd.	3,300	33

Japan Steel Works (The) Ltd.	3,000	18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Japan – 11.3% – continued

JS Group Corp.	2,200	$62

JSR Corp.	1,600	27

JTEKT Corp.	1,900	23

Kaneka Corp.	2,000	11

Kansai Paint Co. Ltd.	2,000	19

Kao Corp.	4,600	128

Kawasaki Kisen Kaisha Ltd.	7,000	15

KDDI Corp.	25	172

Keikyu Corp.	4,000	37

Keio Corp.	5,000	36

Kikkoman Corp.	1,000	11

Kobe Steel Ltd.	19,551	33

Komatsu Ltd.	8,000	173

Konica Minolta Holdings, Inc.	4,000	27

Kubota Corp.	10,000	80

Kuraray Co. Ltd.	2,900	40

Kyocera Corp.	1,300	109

Lawson, Inc.	500	28

Makita Corp.	900	32

Marubeni Corp.	14,123	79

Marui Group Co. Ltd.	1,600	12

MEIJI Holdings Co. Ltd.	521	25

Minebea Co. Ltd.	3,000	10

Mitsubishi Chemical Holdings Corp.	12,000	81

Mitsubishi Electric Corp.	17,000	151

Mitsubishi Gas Chemical Co., Inc.	3,000	18

Mitsubishi Motors Corp. *	30,910	41

Mitsubishi UFJ Financial Group, Inc.	109,800	494

Mitsubishi UFJ Lease & Finance Co. Ltd.	453	18

Mitsui Chemicals, Inc.	6,000	20

Mitsui Fudosan Co. Ltd.	7,000	111

Mitsui O.S.K. Lines Ltd.	9,000	34

Mizuho Financial Group, Inc.	196,473	284

MS&AD Insurance Group Holdings	4,952	107

Murata Manufacturing Co. Ltd.	1,715	93

NGK Insulators Ltd.	2,000	30

Nidec Corp.	900	72

Nikon Corp.	3,000	70

Nippon Meat Packers, Inc.	2,000	26

Nippon Steel Corp.	43,000	123

Nissan Motor Co. Ltd.	21,600	191

Nisshin Seifun Group, Inc.	1,500	20

Nisshin Steel Co. Ltd.	6,000	11

Nissin Foods Holdings Co. Ltd.	500	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Japan – 11.3% – continued

Nitto Denko Corp.	1,500	$59

Nomura Holdings, Inc.	30,200	110

Nomura Research Institute Ltd.	766	17

NSK Ltd.	4,000	29

NTN Corp.	4,000	19

NTT Data Corp.	11	34

NTT DoCoMo, Inc.	131	239

NTT Urban Development Corp.	9	7

Odakyu Electric Railway Co. Ltd.	5,000	48

Olympus Corp.	1,900	59

Omron Corp.	1,700	33

Osaka Gas Co. Ltd.	17,000	71

Otsuka Corp.	100	7

Panasonic Corp.	18,600	180

Ricoh Co. Ltd.	6,000	50

Rohm Co. Ltd.	800	42

Santen Pharmaceutical Co. Ltd.	600	25

Secom Co. Ltd.	1,900	91

Seiko Epson Corp.	1,016	13

Sekisui Chemical Co. Ltd.	3,000	25

Sekisui House Ltd.	5,000	47

Seven & I Holdings Co. Ltd.	6,500	182

Sharp Corp.	9,000	76

Shikoku Electric Power Co., Inc.	1,500	41

Shimizu Corp.	5,000	22

Shin-Etsu Chemical Co. Ltd.	3,500	172

Shinsei Bank Ltd.	11,000	12

Shizuoka Bank (The) Ltd.	5,000	52

Showa Shell Sekiyu K.K.	1,400	10

Softbank Corp.	7,400	217

Sony Corp.	8,500	163

Stanley Electric Co. Ltd.	1,133	17

Sumitomo Chemical Co. Ltd.	13,000	50

Sumitomo Electric Industries Ltd.	6,800	80

Sumitomo Metal Industries Ltd.	32,000	66

Sumitomo Metal Mining Co. Ltd.	5,000	66

Sumitomo Rubber Industries Ltd.	1,200	15

Suruga Bank Ltd.	1,170	11

Suzuken Co. Ltd.	553	15

Suzuki Motor Corp.	3,071	68

Sysmex Corp.	571	21

T&D Holdings, Inc.	5,200	49

Taiyo Nippon Sanso Corp.	2,000	14

Takashimaya Co. Ltd.	2,000	15

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Japan – 11.3% – continued

Takeda Pharmaceutical Co. Ltd.	6,800	$323

TDK Corp.	1,000	35

Teijin Ltd.	9,000	32

Tobu Railway Co. Ltd.	8,000	38

Toho Gas Co. Ltd.	3,000	20

Tokyo Gas Co. Ltd.	22,000	102

Tokyu Corp.	9,000	45

TonenGeneral Sekiyu K.K.	3,000	34

Toppan Printing Co. Ltd.	5,000	36

Toray Industries, Inc.	13,000	91

Tosoh Corp.	4,000	12

TOTO Ltd.	2,000	18

Toyo Seikan Kaisha Ltd.	1,100	17

Toyoda Gosei Co. Ltd.	500	9

Toyota Boshoku Corp.	500	7

Toyota Industries Corp.	1,700	49

Tsumura & Co.	400	13

Ube Industries Ltd.	8,000	27

Ushio, Inc.	800	12

Yakult Honsha Co. Ltd.	900	28

Yamada Denki Co. Ltd.	656	46

Yamaha Corp.	1,100	12

Yamaha Motor Co. Ltd. *	2,300	30

Yamato Holdings Co. Ltd.	3,700	67

Yamato Kogyo Co. Ltd.	400	10

Yamazaki Baking Co. Ltd.	859	13
Yokogawa Electric Corp. *	1,600	15
		10,218

Netherlands – 1.3%

Akzo Nobel N.V.	1,990	88

ASML Holding N.V.	3,744	130

Delta Lloyd N.V.	820	13

Fugro N.V. – CVA	536	27

Koninklijke Ahold N.V.	10,031	118

Koninklijke DSM N.V.	1,349	59

Koninklijke Philips Electronics N.V.	8,878	159

LyondellBasell Industries N.V., Class A	2,445	60

PostNL N.V.	2,874	12

Randstad Holding N.V.	959	30

Unilever N.V. – CVA	13,924	441
Wolters Kluwer N.V.	2,397	39
		1,176

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

New Zealand – 0.1%

Auckland International Airport Ltd.	6,444	$11

Contact Energy Ltd. *	3,058	13
Fletcher Building Ltd.	5,584	32
		56

Norway – 0.5%

Aker Solutions ASA	1,190	11

DnB NOR ASA	8,737	87

Norsk Hydro ASA	7,660	35

Orkla ASA	7,565	58

Seadrill Ltd.	2,800	78

Telenor ASA	6,423	99
Yara International ASA	1,558	59
		427

Portugal – 0.2%

Banco Comercial Portugues S.A. (Registered) *	26,979	7

Energias de Portugal S.A.	16,851	52

Galp Energia SGPS S.A., Class B	1,920	35

Jeronimo Martins SGPS S.A.	1,773	28
Portugal Telecom SGPS S.A. (Registered)	5,402	39
		161

Singapore – 0.1%

CapitaMall Trust	15,000	21

Flextronics International Ltd. *	6,053	34
SembCorp Industries Ltd.	8,000	21
		76

Spain – 2.1%

Abertis Infraestructuras S.A.	3,671	56

Acciona S.A.	196	17

ACS Actividades de Construccion y Servicios S.A.	1,171	41

Banco Bilbao Vizcaya Argentaria S.A.	37,376	305

Banco de Sabadell S.A.	10,665	38

Banco Santander S.A.	72,560	593

Bankinter S.A.	2,053	11

Distribuidora Internacional de Alimentacion S.A. *	4,619	18

EDP Renovaveis S.A. *	1,604	9

Enagas S.A.	1,515	28

Ferrovial S.A.	2,926	33

Fomento de Construcciones y Contratas S.A.	445	11

Gas Natural SDG S.A.	2,774	47

Grifols S.A. *	1,110	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Spain – 2.1% – continued

Iberdrola S.A.	34,030	$230

Inditex S.A.	1,841	158

Indra Sistemas S.A.	889	13

International Consolidated Airlines Group S.A. *	7,746	18

Mediaset Espana Comunicacion S.A.	1,494	8

Red Electrica Corp. S.A.	867	40

Repsol YPF S.A.	6,817	180
Zardoya Otis S.A.	1,062	14
		1,889

Sweden – 1.6%

Alfa Laval AB	2,760	43

Assa Abloy AB, Class B	2,552	53

Boliden AB	2,230	23

Electrolux AB, Class B	1,936	28

Hennes & Mauritz AB, Class B	8,885	265

Hexagon AB, Class B	2,035	26

Holmen AB, Class B	383	10

Kinnevik Investment AB, Class B	1,665	31

Modern Times Group AB, Class B	365	15

Nordea Bank AB	22,202	179

Sandvik AB	8,713	100

Scania AB, Class B	3,098	44

Skandinaviska Enskilda Banken AB, Class A	13,078	70

Skanska AB, Class B	3,204	44

SKF AB, Class B	3,420	64

SSAB AB, Class A	1,306	10

Svenska Cellulosa AB, Class B	5,469	67

Svenska Handelsbanken AB, Class A	4,150	106

Swedbank AB, Class A	7,102	78

TeliaSonera AB	19,199	127
Volvo AB, Class B	11,683	114
		1,497

Switzerland – 3.5%

Adecco S.A. (Registered) *	1,090	43

Aryzta A.G.	704	30

Cie Financiere Richemont S.A., Class A (Bearer)	4,414	196

Geberit A.G. (Registered) *	325	60

Givaudan S.A. (Registered) *	69	54

Lindt & Spruengli A.G. (Registered)	1	35

Lindt & Spruengli A.G. (Participation Certificate)	8	23

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Switzerland – 3.5% – continued

Noble Corp. *	2,200	$65

Novartis A.G. (Registered)	20,029	1,118

Roche Holding A.G. (Genusschein)	6,037	971

Sika A.G. (Bearer)	16	28

STMicroelectronics N.V.	4,907	32

Swiss Re A.G. *	3,051	142

Swisscom A.G. (Registered)	198	80

Syngenta A.G. (Registered) *	822	213
Wolseley PLC	2,515	63
		3,153

United Kingdom – 9.5%

Aggreko PLC	2,195	55

AMEC PLC	2,679	34

Antofagasta PLC	3,506	50

Associated British Foods PLC	2,869	49

Balfour Beatty PLC	5,287	21

Barclays PLC	100,358	246

BG Group PLC	29,036	553

British Land Co. PLC	7,900	58

British Sky Broadcasting Group PLC	9,764	100

Bunzl PLC	2,759	33

Burberry Group PLC	3,778	68

Cairn Energy PLC *	12,267	53

Capita Group (The) PLC	5,707	62

Capital Shopping Centres Group PLC	4,194	21

Compass Group PLC	16,000	129

Fresnillo PLC	1,583	39

GlaxoSmithKline PLC	44,218	913

HSBC Holdings PLC	152,547	1,163

International Power PLC	13,425	64

Intertek Group PLC	1,269	36

Invensys PLC	6,914	24

J. Sainsbury PLC	11,470	49

Johnson Matthey PLC	1,721	42

Kingfisher PLC	19,444	75

Land Securities Group PLC	7,093	71

Lonmin PLC	1,377	22

Marks & Spencer Group PLC	13,047	63

National Grid PLC	30,288	300

Old Mutual PLC	47,677	77

Pearson PLC	6,981	123

Petrofac Ltd.	2,110	39

Prudential PLC	21,824	187

Randgold Resources Ltd.	791	77

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United Kingdom – 9.5% – continued

Reckitt Benckiser Group PLC	5,337	$270

Rexam PLC	7,109	34

Royal Bank of Scotland Group PLC *	141,225	51

RSA Insurance Group PLC	28,346	49

Scottish & Southern Energy PLC	7,868	157

Segro PLC	6,347	22

Severn Trent PLC	1,895	45

Smiths Group PLC	3,205	49

Standard Chartered PLC	20,323	406

Standard Life PLC	21,410	66

Subsea 7 S.A. *	2,296	44

Tesco PLC	69,373	406

Tullow Oil PLC	7,738	157

Unilever PLC	11,064	347

United Utilities Group PLC	6,249	61

Vodafone Group PLC	438,924	1,133

Whitbread PLC	1,418	35

WM Morrison Supermarkets PLC	19,742	89

WPP PLC	11,030	102
Xstrata PLC	17,947	225
		8,644

United States – 46.9%

3M Co.	5,816	418

Abbott Laboratories	13,300	680

Accenture PLC, Class A	5,600	295

ACE Ltd.	2,884	175

Adobe Systems, Inc. *	4,289	104

Advance Auto Parts, Inc.	600	35

Advanced Micro Devices, Inc. *	4,700	24

Aetna, Inc.	3,263	119

Aflac, Inc.	4,045	141

Agilent Technologies, Inc. *	2,960	92

Air Products & Chemicals, Inc.	1,822	139

Airgas, Inc.	590	38

Alcoa, Inc.	9,300	89

Allegheny Technologies, Inc.	800	30

Allergan, Inc.	2,637	217

Alliant Energy Corp.	900	35

American Express Co.	9,216	414

American Tower Corp., Class A *	3,400	183

American Water Works Co., Inc.	1,500	45

Ameriprise Financial, Inc.	2,000	79

AMETEK, Inc.	1,300	43

Analog Devices, Inc.	2,605	81

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

Annaly Capital Management, Inc.	8,100	$135

Apache Corp.	3,299	265

Applied Materials, Inc.	11,591	120

Arch Capital Group Ltd. *	1,100	36

Assurant, Inc.	800	29

Autodesk, Inc. *	2,000	56

Autoliv, Inc.	713	35

AutoZone, Inc. *	213	68

Avery Dennison Corp.	800	20

Avon Products, Inc.	3,800	74

Axis Capital Holdings Ltd.	1,200	31

Ball Corp.	1,340	42

Bank of New York Mellon (The) Corp.	10,838	201

Baxter International, Inc.	4,831	271

BB&T Corp.	5,840	125

Becton, Dickinson and Co.	1,913	140

Bed Bath & Beyond, Inc. *	2,150	123

Berkshire Hathaway Inc., Class B *	7,697	547

Best Buy Co., Inc.	2,925	68

Biogen Idec, Inc. *	1,930	180

BlackRock, Inc.	750	111

BorgWarner, Inc. *	960	58

Boston Properties, Inc.	1,270	113

Bristol-Myers Squibb Co.	14,583	458

C.H. Robinson Worldwide, Inc.	1,370	94

CA, Inc.	3,300	64

Cablevision Systems Corp. (New York Group), Class A	1,691	27

Cabot Oil & Gas Corp.	900	56

Calpine Corp. *	2,569	36

Cameron International Corp. *	2,100	87

Campbell Soup Co.	1,600	52

Capital One Financial Corp.	4,000	159

CarMax, Inc. *	1,900	45

Caterpillar, Inc.	5,514	407

CB Richard Ellis Group, Inc. *	2,323	31

Celanese Corp., Series A	1,300	42

CenterPoint Energy, Inc.	3,580	70

CenturyLink, Inc.	5,296	175

Charles Schwab (The) Corp.	8,913	100

Chesapeake Energy Corp.	5,641	144

Chipotle Mexican Grill, Inc. *	248	75

Chubb (The) Corp.	2,532	152

CIGNA Corp.	2,369	99

Cimarex Energy Co.	700	39

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

Cincinnati Financial Corp.	1,200	$32

Cisco Systems, Inc.	47,256	732

Cliffs Natural Resources, Inc.	1,200	61

Clorox (The) Co.	1,100	73

CME Group, Inc.	573	141

Coach, Inc.	2,512	130

Coca-Cola Enterprises, Inc.	2,800	70

Cognizant Technology Solutions Corp., Class A *	2,630	165

Colgate-Palmolive Co.	4,164	369

Comerica, Inc.	1,800	41

ConAgra Foods, Inc.	3,600	87

Concho Resources, Inc. *	873	62

Consolidated Edison, Inc.	2,523	144

Continental Resources, Inc. *	357	17

Cooper Industries PLC	1,506	69

Coventry Health Care, Inc. *	1,195	34

Crown Castle International Corp. *	2,557	104

Crown Holdings, Inc. *	1,400	43

CSX Corp.	9,480	177

Cummins, Inc.	1,559	127

Danaher Corp.	4,864	204

Darden Restaurants, Inc.	1,130	48

Deere & Co.	3,654	236

Dell, Inc. *	14,639	207

Denbury Resources, Inc. *	3,500	40

Devon Energy Corp.	3,405	189

DeVry, Inc.	500	18

Diamond Offshore Drilling, Inc.	600	33

Discover Financial Services	4,690	108

Discovery Communications, Inc., Class A *	1,300	49

Discovery Communications, Inc., Class C *	1,100	39

Dover Corp.	1,559	73

Dr Pepper Snapple Group, Inc.	1,889	73

DTE Energy Co.	1,400	69

Duke Realty Corp.	2,200	23

Dun & Bradstreet (The) Corp.	423	26

Eastman Chemical Co.	600	41

Eaton Corp.	2,900	103

Eaton Vance Corp.	900	20

Ecolab, Inc.	1,972	96

El Paso Corp.	6,600	115

EMC Corp. *	17,600	369

Emerson Electric Co.	6,455	267

EOG Resources, Inc.	2,289	163

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

EQT Corp.	1,205	$64

Equifax, Inc.	1,000	31

Estee Lauder (The) Cos., Inc., Class A	1,000	88

Everest Re Group Ltd.	400	32

Expeditors International of Washington, Inc.	1,890	77

Fastenal Co.	2,428	81

Federal Realty Investment Trust	500	41

Fifth Third Bancorp	8,102	82

Fluor Corp.	1,500	70

FMC Technologies, Inc. *	2,100	79

Ford Motor Co. *	30,600	296

Foster Wheeler A.G. *	1,100	20

Franklin Resources, Inc.	1,308	125

Frontier Communications Corp.	8,200	50

GameStop Corp., Class A *	1,300	30

Gap (The), Inc.	3,375	55

General Growth Properties, Inc.	3,461	42

General Mills, Inc.	5,460	210

Genuine Parts Co.	1,320	67

Genworth Financial, Inc., Class A *	4,072	23

Gilead Sciences, Inc. *	6,662	258

Google, Inc., Class A *	2,152	1,107

Green Mountain Coffee Roasters, Inc. *	1,121	104

H.J. Heinz Co.	2,800	141

Hansen Natural Corp. *	700	61

Harley-Davidson, Inc.	2,055	71

Hasbro, Inc.	1,000	33

HCP, Inc.	3,500	123

Health Care REIT, Inc.	1,600	75

Henry Schein, Inc. *	833	52

Hess Corp.	2,646	139

Hewlett-Packard Co.	18,583	417

Hormel Foods Corp.	1,200	32

Host Hotels & Resorts, Inc.	6,329	69

Hudson City Bancorp, Inc.	4,065	23

Humana, Inc.	1,447	105

IHS, Inc., Class A *	325	24

Illinois Tool Works, Inc.	3,821	159

Ingersoll-Rand PLC	2,980	84

Integrys Energy Group, Inc.	700	34

Intel Corp.	45,395	968

IntercontinentalExchange, Inc. *	680	80

International Business Machines Corp.	10,361	1,813

International Flavors & Fragrances, Inc.	700	39

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

International Paper Co.	3,522	$82

Intuit, Inc. *	2,400	114

Invesco Ltd.	4,100	64

Iron Mountain, Inc.	1,500	47

J.B. Hunt Transport Services, Inc.	800	29

J.C. Penney Co., Inc.	1,412	38

J.M. Smucker (The) Co.	1,000	73

Jacobs Engineering Group, Inc. *	1,005	32

Jefferies Group, Inc.	1,091	14

Johnson & Johnson	23,401	1,491

Johnson Controls, Inc.	5,721	151

Joy Global, Inc.	934	58

Kellogg Co.	2,200	117

KeyCorp	8,519	50

Kimberly-Clark Corp.	3,335	237

Kinder Morgan Management LLC *	743	44

Kinder Morgan Management LLC – (Fractional Shares) *	205,268	–

Kohl’s Corp.	2,400	118

Kraft Foods, Inc., Class A	14,263	479

Kroger (The) Co.	4,900	108

Legg Mason, Inc.	1,200	31

Liberty Global, Inc., Class A *	1,100	40

Liberty Global, Inc., Series C *	900	31

Liberty Interactive Corp., Class A *	4,700	69

Liberty Property Trust	900	26

Life Technologies Corp. *	1,500	58

Lincoln National Corp.	2,630	41

Lowe’s Cos., Inc.	11,100	215

M&T Bank Corp.	941	66

Macerich (The) Co.	1,100	47

Macy’s, Inc.	3,700	97

Manpower, Inc.	700	24

Marathon Oil Corp.	6,100	132

Marriott International, Inc., Class A	2,416	66

Marriott International, Inc., Class A – (Fractional Shares) *	40,652	–

Martin Marietta Materials, Inc.	375	24

Masco Corp.	3,040	22

Mattel, Inc.	3,048	79

McCormick & Co., Inc. (Non Voting)	1,000	46

McDonald’s Corp.	8,902	782

MDU Resources Group, Inc.	1,600	31

Mead Johnson Nutrition Co.	1,734	119

MeadWestvaco Corp.	1,338	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

Medco Health Solutions, Inc. *	3,500	$164

Medtronic, Inc.	9,200	306

Merck & Co., Inc.	26,400	864

MetroPCS Communications, Inc. *	2,137	19

Mohawk Industries, Inc. *	465	20

Motorola Mobility Holdings, Inc. *	2,435	92

Motorola Solutions, Inc.	2,608	109

NASDAQ OMX Group (The), Inc. *	1,000	23

National Oilwell Varco, Inc.	3,612	185

New York Community Bancorp, Inc.	3,500	42

Newell Rubbermaid, Inc.	2,315	27

Newfield Exploration Co. *	1,100	44

NextEra Energy, Inc.	3,382	183

NII Holdings, Inc. *	1,536	41

NIKE, Inc., Class B	3,130	268

NiSource, Inc.	2,500	53

Noble Energy, Inc.	1,500	106

Nordstrom, Inc.	1,557	71

Norfolk Southern Corp.	3,007	183

Northeast Utilities	1,600	54

Northern Trust Corp. (1)(2)	1,740	61

NSTAR	900	40

Nucor Corp.	2,874	91

NVIDIA Corp. *	5,254	66

NYSE Euronext	2,342	54

Oneok, Inc.	900	59

Oracle Corp.	34,700	997

O’Reilly Automotive, Inc. *	1,200	80

Owens-Illinois, Inc. *	1,279	19

PACCAR, Inc.	2,875	97

Pall Corp.	1,100	47

Parker Hannifin Corp.	1,390	88

PartnerRe Ltd.	500	26

Patterson Cos., Inc.	781	22

Pentair, Inc.	800	26

People’s United Financial, Inc.	3,347	38

Pepco Holdings, Inc.	1,900	36

PepsiCo, Inc.	13,528	837

PetSmart, Inc.	900	38

PG&E Corp.	3,335	141

Pinnacle West Capital Corp.	900	39

Pioneer Natural Resources Co.	900	59

Pitney Bowes, Inc.	1,650	31

Plains Exploration & Production Co. *	1,100	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

PNC Financial Services Group, Inc.	4,529	$218

PPL Corp.	5,011	143

Praxair, Inc.	2,644	247

Precision Castparts Corp.	1,200	187

Principal Financial Group, Inc.	2,902	66

Procter & Gamble (The) Co.	23,868	1,508

Progressive (The) Corp.	5,371	95

ProLogis, Inc.	3,795	92

Prudential Financial, Inc.	4,172	195

QEP Resources, Inc.	1,449	39

Quanta Services, Inc. *	1,800	34

R.R. Donnelley & Sons Co.	1,617	23

Ralcorp Holdings, Inc. *	500	38

Range Resources Corp.	1,400	82

Regency Centers Corp.	900	32

Regions Financial Corp.	10,383	35

RenaissanceRe Holdings Ltd.	418	27

Robert Half International, Inc.	1,200	25

Rock-Tenn Co., Class A	554	27

Rockwell Automation, Inc.	1,267	71

Rockwell Collins, Inc.	1,432	76

Roper Industries, Inc.	789	54

Ross Stores, Inc.	1,051	83

Safeway, Inc.	3,000	50

Salesforce.com, Inc. *	1,100	126

Sara Lee Corp.	4,800	78

SBA Communications Corp., Class A *	900	31

Sealed Air Corp.	1,200	20

SEI Investments Co.	1,200	18

Sempra Energy	2,027	104

Sigma-Aldrich Corp.	1,000	62

Simon Property Group, Inc.	2,541	279

Sims Metal Management Ltd.	1,192	14

Southwest Airlines Co.	1,400	11

Southwestern Energy Co. *	3,000	100

Spectra Energy Corp.	5,500	135

Sprint Nextel Corp. *	25,252	77

Staples, Inc.	6,355	85

Starbucks Corp.	6,412	239

Starwood Hotels & Resorts

Worldwide, Inc.	1,780	69

State Street Corp.	4,226	136

Sunoco, Inc.	1,100	34

Symantec Corp. *	6,600	108

Sysco Corp.	4,917	127

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

United States – 46.9% – continued

T. Rowe Price Group, Inc.	2,229	$106

Target Corp.	5,571	273

Texas Instruments, Inc.	9,972	266

Thomson Reuters Corp.	3,197	87

Tiffany & Co.	1,067	65

Time Warner Cable, Inc.	2,900	182

TJX Cos., Inc.	3,268	181

Travelers (The) Cos., Inc.	3,597	175

Tyco International Ltd.	4,000	163

U.S. Bancorp	16,505	389

Ultra Petroleum Corp. *	1,400	39

United Parcel Service, Inc., Class B	6,341	400

United States Steel Corp.	1,120	25

Ventas, Inc.	2,300	114

VF Corp.	811	99

Virgin Media, Inc.	2,700	66

Vornado Realty Trust	1,436	107

Vulcan Materials Co.	1,190	33

W.R. Berkley Corp.	1,000	30

W.W. Grainger, Inc.	561	84

Washington Post (The) Co., Class B	50	16

Waste Management, Inc.	3,900	127

Waters Corp. *	800	60

Weatherford International Ltd. *	6,500	79

WellPoint, Inc.	3,105	203

Whirlpool Corp.	660	33

Whiting Petroleum Corp. *	942	33

Whole Foods Market, Inc.	1,300	85

Windstream Corp.	4,590	54

Wisconsin Energy Corp.	1,900	59

Xcel Energy, Inc.	4,200	104

Xerox Corp.	12,031	84

XL Group PLC	2,500	47

Yahoo!, Inc. *	10,800	142
Yum! Brands, Inc.	3,934	194
		42,397
Total Common Stocks (3)
(Cost $86,864) (3)		86,217

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayerische Motoren Werke A.G.	408	19

Henkel A.G. & Co. KGaA	1,552	82

ProSiebenSat.1 Media A.G.	612	11

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.3% – continued

Germany – 0.3% – continued
Volkswagen A.G.	1,246	$165
		277
Total Preferred Stocks (3)
(Cost $220) (3)		277

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	37,376	6
Bankinter S.A. *	2,079	–
		6
Total Rights (3)
(Cost $ –) (3)		6

INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds – Diversified Assets Portfolio (4)(5)	1,546,349	1,546
Total Investment Companies
(Cost $1,546)		1,546

Total Investments – 97.3%
(Cost $88,630)		88,046
Other Assets less Liabilities – 2.7%		2,420
NET ASSETS – 100.0%		$90,466

(1)	At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $88,000. There were no purchases or sales during the six months ended September 30, 2011. The net change in unrealized depreciation during the six months ended September 30, 2011, was approximately $27,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $792,000 with net purchases of approximately $754,000 during the six months ended September 30, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	22	$635	Long	12/11	$26
FTSE 100 Index (British Pound)	7	556	Long	12/11	(15)
Nikkei 225 (Japenese Yen)	3	167	Long	12/11	(1)
Nikkei 225 – Singapore Exchange (Japenese Yen)	2	112	Long	12/11	1
TOPIX Index (Japanese Yen)	2	196	Long	12/11	3
S&P 500 (United States Dollar)	35	1,971	Long	12/11	(116)
S&P/TSX 60 (Canadian Dollar)	2	254	Long	12/11	(13)
SPI 200 (Australian Dollar)	2	193	Long	12/11	(3)

Total					$(118)

At September 30, 2011, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.1%
Euro	11.8
Japanese Yen	11.8
British Pound	10.1
Canadian Dollar	6.0
All other currencies less than 5%	11.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	10.9
Energy	7.2
Financials	19.6
Health Care	11.7
Industrials	11.6
Information Technology	12.5
Materials	7.7
Telecommunication Services	3.9
Utilities	4.0

Total	100.0%

At September 30, 2011, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Canadian Dollar	219	United States Dollar	221	12/21/11	$12
Euro	37	United States Dollar	51	12/21/11	1
United States Dollar	26	Australian Dollar	25	12/21/11	(1)
United States Dollar	104	British Pound	66	12/21/11	(1)
United States Dollar	110	Japanese Yen	8,425	12/21/11	(1)

Total					$10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$5,353	$3,885	$–	$9,238
Consumer Staples	5,506	3,879	–	9,385
Energy	3,959	2,240	–	6,199
Financials	7,963	8,952	–	16,915
Health Care	5,963	4,164	–	10,127
Industrials	5,187	4,833	–	10,020
Information Technology	8,804	1,992	–	10,796
Materials	2,352	4,309	–	6,661
Telecommunication Services	938	2,488	–	3,426
Utilities	1,566	1,884	–	3,450
Preferred Stocks
Consumer Discretionary	–	195	–	195
Consumer Staples	–	82	–	82
Rights

Financials	–	6	–	6
Investment Companies	1,546	–	–	1,546

Total Investments	$49,137	$38,909	$–	$88,046

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$30	$–	$–	$30
Forward Foreign Currency Exchange Contracts	–	13	–	13
Liabilities
Futures Contracts	(148)	–	–	(148)
Forward Foreign Currency Exchange Contracts	–	(3)	–	(3)

Total Other Financial Instruments	$(118)	$10	$–	$(108)
The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8%

Australia – 8.1%

AGL Energy Ltd.	73,087	$1,002

Alumina Ltd.	383,292	536

Amcor Ltd.	197,351	1,298

AMP Ltd.	452,318	1,697

Asciano Ltd.	455,508	627

ASX Ltd.	27,857	808

Australia & New Zealand Banking Group Ltd.	414,313	7,690

Bendigo and Adelaide Bank Ltd.	60,320	489

BGP Holdings PLC – (Fractional Shares) *	980,773	–

BHP Billiton Ltd.	512,239	17,010

BlueScope Steel Ltd.	262,074	181

Boral Ltd.	118,403	394

Brambles Ltd.	233,419	1,439

Caltex Australia Ltd.	19,903	205

CFS Retail Property Trust	296,873	498

Coca-Cola Amatil Ltd.	91,706	1,049

Cochlear Ltd.	8,820	392

Commonwealth Bank of Australia	248,476	10,798

Computershare Ltd.	69,912	498

Crown Ltd.	71,396	544

CSL Ltd.	84,336	2,404

Dexus Property Group	789,529	622

Echo Entertainment Group Ltd. *	113,322	396

Fairfax Media Ltd.	364,467	287

Fortescue Metals Group Ltd.	193,887	803

Foster’s Group Ltd.	311,409	1,580

Goodman Group	1,145,530	626

GPT Group	280,073	837

Harvey Norman Holdings Ltd.	75,282	155

Iluka Resources Ltd.	67,939	794

Incitec Pivot Ltd.	258,586	801

Insurance Australia Group Ltd.	336,453	972

James Hardie Industries S.E. *	69,244	377

Leighton Holdings Ltd.	23,969	420

Lend Lease Group	85,563	573

Lynas Corp. Ltd. *	260,268	263

MacArthur Coal Ltd.	27,393	419

Macquarie Group Ltd.	55,979	1,197

MAp Group	57,116	177

Metcash Ltd.	121,382	477

Mirvac Group	557,988	608

National Australia Bank Ltd.	346,374	7,355

Newcrest Mining Ltd.	122,280	4,028

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Australia – 8.1% – continued

OneSteel Ltd.	225,257	$264

Orica Ltd.	58,505	1,310

Origin Energy Ltd.	170,899	2,187

OZ Minerals Ltd.	53,212	473

Paladin Energy Ltd. *	97,811	112

Qantas Airways Ltd. *	165,472	221

QBE Insurance Group Ltd.	175,223	2,149

QR National Ltd.	276,294	835

Ramsay Health Care Ltd.	20,216	369

Rio Tinto Ltd.	69,725	4,080

Santos Ltd.	137,905	1,490

Sims Metal Management Ltd.	26,776	318

Sonic Healthcare Ltd.	57,313	627

SP AusNet	205,170	184

Stockland	377,544	1,050

Suncorp Group Ltd.	202,895	1,542

TABCORP Holdings Ltd.	102,469	253

Tatts Group Ltd.	212,935	455

Telstra Corp. Ltd.	696,056	2,073

Toll Holdings Ltd.	106,088	445

Transurban Group	206,121	1,071

Wesfarmers Ltd.	160,648	4,852

Wesfarmers Ltd. – PPS	23,723	728

Westfield Group	350,106	2,591

Westfield Retail Trust	466,926	1,083

Westpac Banking Corp.	480,237	9,225

Woodside Petroleum Ltd.	101,556	3,142

Woolworths Ltd.	194,122	4,636
WorleyParsons Ltd.	31,413	783
		121,874

Austria – 0.2%

Erste Group Bank A.G.	30,717	783

Immofinanz A.G. *	154,767	439

OMV A.G.	25,429	760

Raiffeisen Bank International A.G.	7,415	217

Telekom Austria A.G.	52,887	533

Verbund A.G.	10,331	299

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	6,374	242
Voestalpine A.G.	17,450	506
		3,779

Belgium – 0.9%

Ageas	344,156	592

Anheuser-Busch InBev N.V.	128,287	6,803

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Belgium – 0.9% – continued

Bekaert N.V.	5,814	$237

Belgacom S.A.	23,896	720

Colruyt S.A.	11,703	486

Delhaize Group S.A.	16,116	941

Dexia S.A. *	84,021	160

Groupe Bruxelles Lambert S.A.	12,817	902

KBC Groep N.V.	24,903	573

Mobistar S.A.	5,045	288

Solvay S.A., Class A	9,609	904

UCB S.A.	15,579	663
Umicore S.A.	17,781	645
		13,914

Denmark – 1.0%

A.P. Moller – Maersk A/S, Class A	89	500

A.P. Moller – Maersk A/S, Class B	213	1,254

Carlsberg A/S, Class B	17,305	1,026

Coloplast A/S, Class B	3,660	528

Danske Bank A/S *	103,138	1,446

DSV A/S	32,649	589

Novo Nordisk A/S, Class B	67,965	6,756

Novozymes A/S, Class B	7,454	1,060

Pandora A/S	8,394	56

TDC A/S	60,676	495

Tryg A/S	3,622	190

Vestas Wind Systems A/S *	33,349	541
William Demant Holding A/S *	3,918	294
		14,735

Finland – 0.9%

Elisa OYJ	23,004	470

Fortum OYJ	70,002	1,644

Kesko OYJ, Class B	10,904	335

Kone OYJ, Class B	25,668	1,218

Metso OYJ	19,753	575

Neste Oil OYJ	18,714	162

Nokia OYJ	604,519	3,424

Nokian Renkaat OYJ	17,051	508

Orion OYJ, Class B	14,749	297

Outokumpu OYJ	18,301	120

Pohjola Bank PLC, Class A	19,755	208

Rautaruukki OYJ	11,948	120

Sampo OYJ, Class A	66,221	1,658

Sanoma OYJ	11,341	133

Stora Enso OYJ, Class R	89,910	525

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Finland – 0.9% – continued

UPM-Kymmene OYJ	86,534	$974
Wartsila OYJ	26,185	622
		12,993

France – 8.7%

Accor S.A.	23,049	614

Aeroports de Paris	5,640	424

Air France-KLM *	20,362	149

Air Liquide S.A.	45,170	5,282

Alcatel-Lucent *	366,202	1,047

Alstom S.A.	32,616	1,079

ArcelorMittal	137,817	2,201

Arkema S.A.	9,064	526

AtoS	7,820	338

AXA S.A.	278,406	3,615

BNP Paribas S.A.	153,114	6,060

Bouygues S.A.	38,354	1,269

Bureau Veritas S.A.	8,513	612

Cap Gemini S.A.	24,028	801

Carrefour S.A.	92,137	2,096

Casino Guichard Perrachon S.A.	8,909	694

Christian Dior S.A.	8,776	982

Cie de St-Gobain	63,870	2,439

Cie Generale de Geophysique-Veritas *	22,053	387

Cie Generale des Establissements Michelin, Class B	28,315	1,691

Cie Generale d’Optique Essilor International S.A.	32,015	2,307

CNP Assurances	24,232	358

Credit Agricole S.A.	151,808	1,044

Danone	92,983	5,722

Dassault Systemes S.A.	9,751	689

Edenred	25,275	601

EDF S.A.	37,927	1,102

Eiffage S.A.	6,922	213

Eramet	749	104

Eurazeo	5,186	218

Eutelsat Communications S.A.	15,372	618

Fonciere Des Regions	4,068	284

France Telecom S.A.	295,259	4,841

GDF Suez	197,400	5,897

Gecina S.A.	3,380	296

Groupe Eurotunnel S.A. (Registered)	85,718	725

ICADE	3,874	303

Iliad S.A.	3,035	340

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

France – 8.7% – continued

Imerys S.A.	5,568	$279

JC Decaux S.A. *	11,184	277

Klepierre	16,222	455

Lafarge S.A.	32,413	1,116

Lagardere S.C.A.	18,390	451

Legrand S.A.	31,743	990

L’Oreal S.A.	38,275	3,745

LVMH Moet Hennessy Louis Vuitton S.A.	40,445	5,363

Metropole Television S.A.	9,140	149

Natixis	133,855	424

Neopost S.A.	5,052	371

Pernod-Ricard S.A.	31,634	2,480

Peugeot S.A.	23,500	500

PPR	11,987	1,546

Publicis Groupe S.A.	20,117	842

Renault S.A.	31,085	1,030

Safran S.A.	26,893	826

Sanofi	177,672	11,665

Schneider Electric S.A.	78,275	4,214

SCOR S.E.	26,965	581

SES S.A.	47,046	1,142

Societe BIC S.A.	4,820	410

Societe Generale S.A.	101,727	2,665

Societe Television Francaise 1	19,887	247

Sodexo	14,941	985

Suez Environnement Co.	42,849	597

Technip S.A.	15,666	1,254

Thales S.A.	15,937	498

Total S.A.	338,299	14,915

Unibail-Rodamco S.E.	14,598	2,602

Vallourec S.A.	18,100	1,037

Veolia Environnement S.A.	56,303	822

Vinci S.A.	71,212	3,058

Vivendi S.A.	197,620	4,035
Wendel S.A.	5,153	323
		129,862

Germany – 7.1%

Adidas A.G.	33,568	2,025

Allianz S.E. (Registered)	72,484	6,821

Axel Springer A.G.	6,315	213

BASF S.E.	146,687	8,900

Bayer A.G. (Registered)	132,077	7,258

Bayerische Motoren Werke A.G.	52,991	3,511

Beiersdorf A.G.	16,165	866

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Germany – 7.1% – continued

Brenntag A.G.	5,324	$463

Celesio A.G.	14,195	187

Commerzbank A.G. *	565,537	1,424

Continental A.G. *	12,993	747

Daimler A.G. (Registered)	144,740	6,411

Deutsche Bank A.G. (Registered)	148,511	5,174

Deutsche Boerse A.G. *	31,207	1,567

Deutsche Lufthansa A.G. (Registered)	37,282	481

Deutsche Post A.G. (Registered)	133,282	1,703

Deutsche Telekom A.G. (Registered)	448,497	5,276

E.ON A.G.	287,549	6,271

Fraport A.G. Frankfurt Airport Services Worldwide	5,875	343

Fresenius Medical Care A.G. & Co. KGaA	33,401	2,263

Fresenius S.E. & Co. KGaA	18,249	1,619

GEA Group A.G.	27,616	645

Hannover Rueckversicherung A.G. (Registered)	9,409	426

HeidelbergCement A.G.	22,345	808

Henkel A.G. & Co. KGaA	20,984	918

Hochtief A.G.	6,704	417

Infineon Technologies A.G.	175,156	1,290

K+S A.G. (Registered)	27,141	1,427

Kabel Deutschland Holding A.G. *	14,101	760

Lanxess A.G.	12,963	623

Linde A.G.	27,038	3,606

MAN S.E.	10,096	781

MAN S.E. (New)	10,200	1,287

Merck KGaA	10,419	852

Metro A.G.	20,482	862

Muenchener Rueckversicherungs A.G. (Registered)	29,979	3,716

RWE A.G.	67,132	2,472

Salzgitter A.G.	6,030	289

SAP A.G.	146,957	7,491

Siemens A.G. (Registered)	131,299	11,861

Suedzucker A.G.	10,342	293

ThyssenKrupp A.G.	62,107	1,524

TUI A.G. *	26,820	137

United Internet A.G. (Registered)	17,043	288

Volkswagen A.G.	4,556	565
Wacker Chemie A.G.	2,470	219
		107,080

Greece – 0.1%

Alpha Bank A.E. *	71,300	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Greece – 0.1% – continued

Bank of Cyprus Public Co. Ltd.	123,780	$193

Coca Cola Hellenic Bottling Co. S.A. *	29,897	529

EFG Eurobank Ergasias S.A. *	45,417	56

Hellenic Telecommunications Organization S.A.	34,437	147

Hellenic Telecommunications Organization S.A. ADR	1,808	4

National Bank of Greece S.A. *	152,939	559

National Bank of Greece S.A. ADR	11,872	9

OPAP S.A.	33,825	343
Public Power Corp. S.A.	15,977	128
		2,095

Hong Kong – 2.7%

AIA Group Ltd.	1,342,763	3,801

ASM Pacific Technology Ltd.	32,400	316

Bank of East Asia Ltd.	246,460	748

BOC Hong Kong Holdings Ltd.	590,500	1,231

Cathay Pacific Airways Ltd.	197,000	317

Cheung Kong Holdings Ltd.	222,000	2,370

Cheung Kong Infrastructure Holdings Ltd.	71,000	413

CLP Holdings Ltd.	306,501	2,749

Esprit Holdings Ltd.	191,850	233

Foxconn International Holdings Ltd. *	303,000	153

Galaxy Entertainment Group Ltd. *	202,612	286

Hang Lung Group Ltd.	142,000	721

Hang Lung Properties Ltd.	395,000	1,155

Hang Seng Bank Ltd.	120,800	1,415

Henderson Land Development Co. Ltd.	163,917	727

Hong Kong & China Gas Co. Ltd.	758,206	1,707

Hong Kong Exchanges and Clearing Ltd.	163,500	2,342

Hopewell Holdings Ltd.	93,500	266

Hutchison Whampoa Ltd.	341,000	2,524

Hysan Development Co. Ltd.	102,212	307

Kerry Properties Ltd.	116,699	367

Li & Fung Ltd.	893,600	1,467

Lifestyle International Holdings Ltd.	98,000	248

Link REIT (The)	355,553	1,124

MTR Corp.	223,352	668

New World Development Ltd.	387,501	364

Noble Group Ltd.	595,618	595

NWS Holdings Ltd.	225,033	298

Orient Overseas International Ltd.	32,200	129

PCCW Ltd.	643,000	237

Power Assets Holdings Ltd.	221,500	1,685

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Hong Kong – 2.7% – continued

Sands China Ltd. *	390,528	$898

Shangri-La Asia Ltd.	219,000	413

Sino Land Co. Ltd.	412,820	546

SJM Holdings Ltd.	255,683	444

Sun Hung Kai Properties Ltd.	226,000	2,561

Swire Pacific Ltd., Class A	116,000	1,191

Wharf Holdings Ltd.	243,300	1,183

Wheelock & Co. Ltd.	147,000	430

Wing Hang Bank Ltd.	25,307	204

Wynn Macau Ltd.	240,593	556

Yangzijiang Shipbuilding Holdings Ltd.	272,566	182
Yue Yuen Industrial Holdings Ltd.	122,500	312
		39,883

Ireland – 0.7%

Anglo Irish Bank Corp. Ltd. (1)*	93,434	–

CRH PLC	112,880	1,741

Elan Corp. PLC *	80,907	857

Experian PLC	160,786	1,809

Kerry Group PLC, Class A	21,752	762

Ryanair Holdings PLC ADR *	5,370	138

Shire PLC	89,909	2,803
WPP PLC	203,341	1,875
		9,985

Israel – 0.6%

Bank Hapoalim BM	168,868	586

Bank Leumi Le-Israel BM	187,085	579

Bezeq The Israeli Telecommunication Corp. Ltd.	266,902	500

Cellcom Israel Ltd.	9,252	189

Delek Group Ltd.	570	87

Elbit Systems Ltd.	3,324	130

Israel (The) Corp. Ltd.	332	215

Israel Chemicals Ltd.	70,635	806

Israel Discount Bank Ltd., Class A *	112,676	165

Makhteshim-Agan Industries Ltd. *	34,354	188

Mizrahi Tefahot Bank Ltd.	17,506	144

NICE Systems Ltd. *	8,874	265

Partner Communications Co. Ltd.	12,226	117
Teva Pharmaceutical Industries Ltd.	147,281	5,453
		9,424

Italy – 2.3%

A2A S.p.A.	156,117	194

Assicurazioni Generali S.p.A.	187,128	2,956

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Italy – 2.3% – continued

Atlantia S.p.A.	50,291	$721

Autogrill S.p.A.	16,550	166

Banca Carige S.p.A.	106,650	207

Banca Monte dei Paschi di Siena S.p.A.	716,479	399

Banco Popolare Scarl	284,373	468

Enel Green Power S.p.A.	285,367	650

Enel S.p.A.	1,053,065	4,659

ENI S.p.A.	384,083	6,748

Exor S.p.A.	9,227	180

Fiat Industrial S.p.A. *	123,817	923

Fiat S.p.A.	118,616	641

Finmeccanica S.p.A.	63,900	441

Intesa Sanpaolo S.p.A.	1,616,307	2,525

Intesa Sanpaolo S.p.A. (RSP)	135,552	174

Luxottica Group S.p.A.	18,347	465

Mediaset S.p.A.	115,142	362

Mediobanca S.p.A.	82,943	653

Parmalat S.p.A.	52,327	110

Pirelli & C. S.p.A.	39,086	277

Prysmian S.p.A.	32,160	422

Saipem S.p.A.	41,745	1,464

Snam Rete Gas S.p.A.	259,441	1,198

Telecom Italia S.p.A.	1,510,426	1,640

Telecom Italia S.p.A. (RSP)	937,071	910

Tenaris S.A.	76,447	971

Terna - Rete Elettrica Nazionale S.p.A.	190,163	705

UniCredit S.p.A.	2,165,861	2,305
Unione di Banche Italiane SCPA	130,664	483
		34,017

Japan – 22.4%

ABC-Mart, Inc.	3,500	134

Advantest Corp.	22,800	246

Aeon Co. Ltd.	94,700	1,278

Aeon Credit Service Co. Ltd.	11,300	173

Aeon Mall Co. Ltd.	11,600	264

Air Water, Inc.	24,569	303

Aisin Seiki Co. Ltd.	30,400	1,010

Ajinomoto Co., Inc.	105,000	1,242

Alfresa Holdings Corp.	5,600	234

All Nippon Airways Co. Ltd.	137,000	428

Amada Co. Ltd.	59,000	384

Aozora Bank Ltd.	94,000	215

Asahi Glass Co. Ltd.	162,000	1,580

Asahi Group Holdings Ltd.	60,900	1,290

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Asahi Kasei Corp.	204,000	$1,224

Asics Corp.	24,500	332

Astellas Pharma, Inc.	71,100	2,682

Bank of Kyoto (The) Ltd.	51,000	454

Bank of Yokohama (The) Ltd.	191,000	957

Benesse Holdings, Inc.	11,100	489

Bridgestone Corp.	104,200	2,363

Brother Industries Ltd.	37,500	440

Canon, Inc.	181,100	8,199

Casio Computer Co. Ltd.	33,700	213

Central Japan Railway Co.	241	2,100

Chiba Bank (The) Ltd.	120,000	830

Chiyoda Corp.	26,746	261

Chubu Electric Power Co., Inc.	109,100	2,052

Chugai Pharmaceutical Co. Ltd.	35,555	603

Chugoku Bank (The) Ltd.	27,000	398

Chugoku Electric Power (The) Co., Inc.	47,900	844

Citizen Holdings Co. Ltd.	44,000	219

Coca-Cola West Co. Ltd.	10,400	199

Cosmo Oil Co. Ltd.	84,000	208

Credit Saison Co. Ltd.	23,900	460

Dai Nippon Printing Co. Ltd.	91,000	941

Daicel Chemical Industries Ltd.	48,000	273

Daido Steel Co. Ltd.	41,000	244

Daihatsu Motor Co. Ltd.	31,000	560

Dai-ichi Life Insurance (The) Co. Ltd.	1,417	1,464

Daiichi Sankyo Co. Ltd.	107,800	2,245

Daikin Industries Ltd.	37,200	1,064

Dainippon Sumitomo Pharma Co. Ltd.	26,600	293

Daito Trust Construction Co. Ltd.	11,700	1,073

Daiwa House Industry Co. Ltd.	77,000	991

Daiwa Securities Group, Inc.	263,000	981

Dena Co. Ltd.	15,500	648

Denki Kagaku Kogyo K.K.	80,000	304

Denso Corp.	78,000	2,500

Dentsu, Inc.	29,518	934

East Japan Railway Co.	54,422	3,305

Eisai Co. Ltd.	40,300	1,624

Electric Power Development Co. Ltd.	18,600	548

Elpida Memory, Inc. *	38,800	243

FamilyMart Co. Ltd.	10,300	393

FANUC Corp.	30,700	4,227

Fast Retailing Co. Ltd.	8,500	1,522

Fuji Electric Co. Ltd.	81,000	209

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Fuji Heavy Industries Ltd.	92,000	$537

FUJIFILM Holdings Corp.	74,500	1,729

Fujitsu Ltd.	300,000	1,413

Fukuoka Financial Group, Inc.	123,000	515

Furukawa Electric Co. Ltd.	107,000	291

Gree, Inc.	14,219	427

GS Yuasa Corp.	53,000	247

Gunma Bank (The) Ltd.	58,000	323

Hachijuni Bank (The) Ltd.	67,523	413

Hakuhodo DY Holdings, Inc.	3,410	198

Hamamatsu Photonics K.K.	10,794	434

Hino Motors Ltd.	37,000	220

Hirose Electric Co. Ltd.	5,200	483

Hiroshima Bank (The) Ltd.	81,000	400

Hisamitsu Pharmaceutical Co., Inc.	9,600	461

Hitachi Chemical Co. Ltd.	15,100	248

Hitachi Construction Machinery Co. Ltd.	18,500	309

Hitachi High-Technologies Corp.	9,700	194

Hitachi Ltd.	724,000	3,601

Hitachi Metals Ltd.	27,000	310

Hokkaido Electric Power Co., Inc.	29,500	434

Hokuhoku Financial Group, Inc.	200,000	436

Hokuriku Electric Power Co.	27,500	509

Honda Motor Co. Ltd.	260,400	7,635

Hoya Corp.	70,000	1,613

Ibiden Co. Ltd.	18,300	384

Idemitsu Kosan Co. Ltd.	3,700	332

IHI Corp.	209,000	461

Inpex Corp.	351	2,163

Isetan Mitsukoshi Holdings Ltd.	59,200	597

Isuzu Motors Ltd.	184,000	788

ITOCHU Corp.	241,600	2,308

Itochu Techno-Solutions Corp.	4,200	189

Iyo Bank (The) Ltd.	38,000	387

J. Front Retailing Co. Ltd.	80,200	381

Japan Petroleum Exploration Co.	4,000	146

Japan Prime Realty Investment Corp.	113	289

Japan Real Estate Investment Corp.	74	722

Japan Retail Fund Investment Corp.	299	481

Japan Steel Works (The) Ltd.	53,000	316

Japan Tobacco, Inc.	719	3,355

JFE Holdings, Inc.	74,200	1,496

JGC Corp.	33,000	810

Joyo Bank (The) Ltd.	103,000	479

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

JS Group Corp.	42,100	$1,179

JSR Corp.	28,200	485

JTEKT Corp.	36,000	430

Jupiter Telecommunications Co. Ltd.	307	330

JX Holdings, Inc.	353,470	1,984

Kajima Corp.	136,000	448

Kamigumi Co. Ltd.	41,000	367

Kaneka Corp.	44,000	248

Kansai Electric Power (The) Co., Inc.	120,300	2,069

Kansai Paint Co. Ltd.	36,000	345

Kao Corp.	83,000	2,309

Kawasaki Heavy Industries Ltd.	224,000	570

Kawasaki Kisen Kaisha Ltd.	106,000	220

KDDI Corp.	466	3,201

Keikyu Corp.	76,000	701

Keio Corp.	94,000	672

Keisei Electric Railway Co. Ltd.	45,000	305

Keyence Corp.	6,560	1,796

Kikkoman Corp.	23,000	263

Kinden Corp.	20,000	172

Kintetsu Corp.	256,000	963

Kirin Holdings Co. Ltd.	129,000	1,684

Kobe Steel Ltd.	406,000	680

Koito Manufacturing Co. Ltd.	13,814	218

Komatsu Ltd.	152,000	3,282

Konami Corp.	14,800	497

Konica Minolta Holdings, Inc.	76,000	521

Kubota Corp.	186,000	1,486

Kuraray Co. Ltd.	53,800	733

Kurita Water Industries Ltd.	18,200	509

Kyocera Corp.	24,100	2,013

Kyowa Hakko Kirin Co. Ltd.	42,000	468

Kyushu Electric Power Co., Inc.	64,700	1,043

Lawson, Inc.	9,700	548

Mabuchi Motor Co. Ltd.	3,700	171

Makita Corp.	17,600	627

Marubeni Corp.	266,000	1,488

Marui Group Co. Ltd.	37,500	282

Maruichi Steel Tube Ltd.	6,700	158

Mazda Motor Corp. *	238,000	479

McDonald’s Holdings Co. Japan Ltd.	11,200	298

Medipal Holdings Corp.	24,800	251

MEIJI Holdings Co. Ltd.	11,112	526

Minebea Co. Ltd.	49,000	164

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Miraca Holdings, Inc.	8,705	$383

Mitsubishi Chemical Holdings Corp.	218,500	1,478

Mitsubishi Corp.	224,600	4,574

Mitsubishi Electric Corp.	310,000	2,746

Mitsubishi Estate Co. Ltd.	200,000	3,237

Mitsubishi Gas Chemical Co., Inc.	64,000	393

Mitsubishi Heavy Industries Ltd.	487,000	2,048

Mitsubishi Logistics Corp.	16,000	172

Mitsubishi Materials Corp.	180,000	438

Mitsubishi Motors Corp. *	610,000	806

Mitsubishi Tanabe Pharma Corp.	35,300	654

Mitsubishi UFJ Financial Group, Inc.	2,030,465	9,126

Mitsubishi UFJ Lease & Finance Co. Ltd.	9,480	379

Mitsui & Co. Ltd.	278,000	4,024

Mitsui Chemicals, Inc.	125,000	417

Mitsui Engineering & Shipbuilding Co. Ltd.	102,000	171

Mitsui Fudosan Co. Ltd.	132,000	2,089

Mitsui O.S.K. Lines Ltd.	186,000	713

Mizuho Financial Group, Inc.	3,634,618	5,250

MS&AD Insurance Group Holdings	91,250	1,978

Murata Manufacturing Co. Ltd.	31,897	1,721

Nabtesco Corp.	14,207	269

Namco Bandai Holdings, Inc.	31,800	430

NEC Corp. *	423,000	859

NGK Insulators Ltd.	39,000	587

NGK Spark Plug Co. Ltd.	26,000	352

NHK Spring Co. Ltd.	21,000	185

Nidec Corp.	17,400	1,400

Nikon Corp.	53,300	1,252

Nintendo Co. Ltd.	15,900	2,316

Nippon Building Fund, Inc.	88	910

Nippon Electric Glass Co. Ltd.	62,500	566

Nippon Express Co. Ltd.	135,000	575

Nippon Meat Packers, Inc.	27,000	351

Nippon Paper Group, Inc.	16,058	427

Nippon Sheet Glass Co. Ltd.	148,000	331

Nippon Steel Corp.	819,000	2,344

Nippon Telegraph & Telephone Corp.	76,152	3,660

Nippon Yusen K.K.	249,000	672

Nishi-Nippon City Bank (The) Ltd.	111,000	341

Nissan Motor Co. Ltd.	398,000	3,517

Nisshin Seifun Group, Inc.	28,000	365

Nisshin Steel Co. Ltd.	100,000	179

Nissin Foods Holdings Co. Ltd.	9,400	379

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Nitori Holdings Co. Ltd.	5,850	$589

Nitto Denko Corp.	25,700	1,012

NKSJ Holdings, Inc.	60,125	1,328

NOK Corp.	15,000	270

Nomura Holdings, Inc.	566,600	2,065

Nomura Real Estate Holdings, Inc.	13,600	205

Nomura Real Estate Office Fund, Inc.	45	274

Nomura Research Institute Ltd.	16,500	375

NSK Ltd.	71,000	521

NTN Corp.	78,000	366

NTT Data Corp.	199	614

NTT DoCoMo, Inc.	2,433	4,435

NTT Urban Development Corp.	167	121

Obayashi Corp.	104,000	515

Odakyu Electric Railway Co. Ltd.	101,000	960

OJI Paper Co. Ltd.	136,000	747

Olympus Corp.	33,800	1,043

Omron Corp.	31,800	623

Ono Pharmaceutical Co. Ltd.	13,000	774

Oracle Corp. Japan	5,400	190

Oriental Land Co. Ltd.	7,900	843

ORIX Corp.	16,830	1,312

Osaka Gas Co. Ltd.	293,000	1,218

Otsuka Corp.	2,300	158

Otsuka Holdings Co. Ltd.	39,258	1,074

Panasonic Corp.	353,500	3,417

Rakuten, Inc.	1,142	1,334

Resona Holdings, Inc.	301,410	1,427

Ricoh Co. Ltd.	106,000	887

Rinnai Corp.	5,100	426

Rohm Co. Ltd.	15,300	795

Sankyo Co. Ltd.	8,700	469

Santen Pharmaceutical Co. Ltd.	11,800	493

SBI Holdings, Inc.	3,642	315

Secom Co. Ltd.	33,700	1,620

Sega Sammy Holdings, Inc.	34,500	806

Seiko Epson Corp.	18,600	236

Sekisui Chemical Co. Ltd.	69,000	579

Sekisui House Ltd.	93,000	877

Seven & I Holdings Co. Ltd.	120,500	3,383

Seven Bank Ltd.	86	167

Sharp Corp.	161,000	1,352

Shikoku Electric Power Co., Inc.	30,700	844

Shimadzu Corp.	35,000	295

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Shimamura Co. Ltd.	3,700	$388

Shimano, Inc.	12,400	656

Shimizu Corp.	96,000	423

Shin-Etsu Chemical Co. Ltd.	65,700	3,221

Shinsei Bank Ltd.	199,000	223

Shionogi & Co. Ltd.	46,800	693

Shiseido Co. Ltd.	57,300	1,110

Shizuoka Bank (The) Ltd.	92,000	963

Showa Denko K.K.	251,000	494

Showa Shell Sekiyu K.K.	26,400	188

SMC Corp.	8,500	1,241

Softbank Corp.	138,600	4,057

Sojitz Corp.	203,800	372

Sony Corp.	160,900	3,088

Sony Financial Holdings, Inc.	27,700	419

Square Enix Holdings Co. Ltd.	9,200	165

Stanley Electric Co. Ltd.	24,100	364

Sumco Corp. *	16,800	157

Sumitomo Chemical Co. Ltd.	249,000	958

Sumitomo Corp.	180,600	2,233

Sumitomo Electric Industries Ltd.	121,400	1,421

Sumitomo Heavy Industries Ltd.	88,000	451

Sumitomo Metal Industries Ltd.	532,000	1,102

Sumitomo Metal Mining Co. Ltd.	82,000	1,087

Sumitomo Mitsui Financial Group, Inc.	214,219	6,046

Sumitomo Mitsui Trust Holdings, Inc.	497,920	1,646

Sumitomo Realty & Development Co. Ltd.	56,000	1,076

Sumitomo Rubber Industries Ltd.	28,400	363

Suruga Bank Ltd.	30,000	292

Suzuken Co. Ltd.	11,700	314

Suzuki Motor Corp.	54,400	1,197

Sysmex Corp.	11,949	429

T&D Holdings, Inc.	90,300	850

Taisei Corp.	166,000	458

Taisho Pharmaceutical Co. Ltd.	18,000	442

Taiyo Nippon Sanso Corp.	38,000	264

Takashimaya Co. Ltd.	44,000	320

Takeda Pharmaceutical Co. Ltd.	125,800	5,973

TDK Corp.	19,600	682

Teijin Ltd.	147,000	527

Terumo Corp.	27,200	1,415

THK Co. Ltd.	20,100	335

Tobu Railway Co. Ltd.	163,000	768

Toho Co. Ltd.	19,300	337

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Japan – 22.4% – continued

Toho Gas Co. Ltd.	66,000	$433

Tohoku Electric Power Co., Inc.	72,800	1,008

Tokio Marine Holdings, Inc.	115,700	2,933

Tokyo Electric Power (The) Co., Inc. *	232,100	712

Tokyo Electron Ltd.	27,700	1,255

Tokyo Gas Co. Ltd.	406,000	1,891

Tokyu Corp.	181,000	909

Tokyu Land Corp.	66,000	237

TonenGeneral Sekiyu K.K.	45,000	516

Toppan Printing Co. Ltd.	90,000	656

Toray Industries, Inc.	236,000	1,654

Toshiba Corp.	646,000	2,634

Tosoh Corp.	86,000	269

TOTO Ltd.	54,000	477

Toyo Seikan Kaisha Ltd.	25,100	380

Toyo Suisan Kaisha Ltd.	14,000	384

Toyoda Gosei Co. Ltd.	9,400	178

Toyota Boshoku Corp.	9,400	135

Toyota Industries Corp.	29,100	846

Toyota Motor Corp.	440,200	15,048

Toyota Tsusho Corp.	34,000	581

Trend Micro, Inc.	17,800	556

Tsumura & Co.	9,900	316

Ube Industries Ltd.	167,000	554

Unicharm Corp.	17,800	854

Ushio, Inc.	15,000	228

USS Co. Ltd.	3,340	284

West Japan Railway Co.	26,900	1,154

Yahoo Japan Corp.	2,268	705

Yakult Honsha Co. Ltd.	15,500	482

Yamada Denki Co. Ltd.	12,999	908

Yamaguchi Financial Group, Inc.	35,000	353

Yamaha Corp.	26,600	287

Yamaha Motor Co. Ltd. *	44,300	580

Yamato Holdings Co. Ltd.	63,000	1,147

Yamato Kogyo Co. Ltd.	6,100	160

Yamazaki Baking Co. Ltd.	19,000	288

Yaskawa Electric Corp.	33,000	249
Yokogawa Electric Corp. *	35,900	338
		335,746

Netherlands – 4.6%

Aegon N.V. *	272,250	1,097

Akzo Nobel N.V.	36,537	1,615

ASML Holding N.V.	69,185	2,404

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Netherlands – 4.6% – continued

Corio N.V.	9,037	$416

Delta Lloyd N.V.	15,701	248

European Aeronautic Defence and Space Co. N.V.	65,359	1,834

Fugro N.V. – CVA	10,934	554

Heineken Holding N.V.	18,322	707

Heineken N.V.	41,622	1,860

ING Groep N.V. – CVA *	612,864	4,313

Koninklijke Ahold N.V.	186,420	2,192

Koninklijke Boskalis Westminster N.V.	11,745	361

Koninklijke DSM N.V.	24,928	1,084

Koninklijke KPN N.V.	244,365	3,217

Koninklijke Philips Electronics N.V.	161,714	2,895

Koninklijke Vopak N.V.	11,069	530

PostNL N.V.	58,397	256

QIAGEN N.V. *	36,910	510

Randstad Holding N.V.	18,700	596

Reed Elsevier N.V.	111,018	1,214

Royal Dutch Shell PLC, Class A	573,241	17,778

Royal Dutch Shell PLC, Class B	429,933	13,353

SBM Offshore N.V.	26,343	457

TNT Express N.V.	55,262	381

Unilever N.V. – CVA	259,661	8,224
Wolters Kluwer N.V.	47,340	767
		68,863

New Zealand – 0.1%

Auckland International Airport Ltd.	134,627	234

Contact Energy Ltd. *	62,617	259

Fletcher Building Ltd.	104,663	608

Sky City Entertainment Group Ltd.	82,824	208
Telecom Corp. of New Zealand Ltd.	294,952	583
		1,892

Norway – 0.8%

Aker Solutions ASA	27,756	266

DnB NOR ASA	154,150	1,539

Gjensidige Forsikring ASA	33,332	345

Norsk Hydro ASA	146,823	667

Orkla ASA	122,361	931

Renewable Energy Corp. ASA *	70,654	62

Seadrill Ltd.	52,897	1,465

Statoil ASA	178,672	3,817

Telenor ASA	117,535	1,811

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Norway – 0.8% – continued
Yara International ASA	30,572	$1,166
		12,069

Portugal – 0.2%

Banco Comercial Portugues

S.A., Class R *	568,287	147

Banco Espirito Santo S.A. (Registered)	75,474	200

Cimpor Cimentos de Portugal SGPS S.A.	28,771	193

EDP – Energias de Portugal S.A.	302,772	930

Galp Energia SGPS S.A., Class B	35,850	653

Jeronimo Martins SGPS S.A.	34,003	530
Portugal Telecom SGPS S.A. (Registered)	109,208	796
		3,449

Singapore – 1.6%

Ascendas Real Estate Investment Trust	301,213	465

CapitaLand Ltd.	407,500	760

CapitaMall Trust	291,600	405

CapitaMalls Asia Ltd.	191,718	175

City Developments Ltd.	80,000	581

ComfortDelGro Corp. Ltd.	308,000	306

Cosco Corp. Singapore Ltd.	146,000	100

DBS Group Holdings Ltd.	277,945	2,492

Fraser and Neave Ltd.	141,563	620

Genting Singapore PLC *	984,380	1,144

Global Logistic Properties Ltd. *	318,238	399

Golden Agri-Resources Ltd.	1,035,787	476

Hutchison Port Holdings Trust	857,000	567

Jardine Cycle & Carriage Ltd.	16,576	526

Keppel Corp. Ltd.	224,400	1,315

Keppel Land Ltd.	119,611	234

Neptune Orient Lines Ltd.	127,750	105

Olam International Ltd.	222,381	379

Oversea-Chinese Banking Corp. Ltd.	395,167	2,432

SembCorp Industries Ltd.	151,600	391

SembCorp Marine Ltd.	135,400	331

Singapore Airlines Ltd.	88,067	762

Singapore Exchange Ltd.	139,000	697

Singapore Press Holdings Ltd.	258,000	737

Singapore Technologies Engineering Ltd.	242,000	513

Singapore Telecommunications Ltd.	1,276,600	3,082

StarHub Ltd.	86,000	187

United Overseas Bank Ltd.	202,183	2,602

UOL Group Ltd.	69,700	220

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Singapore – 1.6% – continued

Wilmar International Ltd.	310,000	$1,230
		24,233

Spain – 3.4%

Abertis Infraestructuras S.A.	62,830	965

Acciona S.A.	4,223	357

Acerinox S.A.	14,314	161

ACS Actividades de Construccion y Servicios S.A.	22,545	795

Amadeus IT Holding S.A., Class A	44,957	722

Banco Bilbao Vizcaya Argentaria S.A.	691,164	5,632

Banco de Sabadell S.A.	177,907	637

Banco Popular Espanol S.A.	150,811	694

Banco Santander S.A.	1,346,748	11,009

Bankia S.A. *	137,788	674

Bankinter S.A.	34,163	186

CaixaBank	128,195	565

Distribuidora Internacional de Alimentacion S.A. *	86,885	342

EDP Renovaveis S.A. *	31,145	170

Enagas S.A.	28,381	523

Ferrovial S.A.	57,672	659

Fomento de Construcciones y Contratas S.A.	7,655	189

Gas Natural SDG S.A.	52,180	889

Grifols S.A. *	22,406	419

Iberdrola S.A.	631,170	4,271

Inditex S.A.	34,880	2,987

Indra Sistemas S.A.	17,168	247

Mapfre S.A.	124,850	386

Mediaset Espana Comunicacion S.A.	24,419	139

Red Electrica Corp. S.A.	16,757	765

Repsol YPF S.A.	127,099	3,349

Telefonica S.A.	655,220	12,561
Zardoya Otis S.A.	24,007	306
		50,599

Sweden – 2.8%

Alfa Laval AB	52,781	828

Assa Abloy AB, Class B	50,794	1,045

Atlas Copco AB, Class A	107,890	1,906

Atlas Copco AB, Class B	61,786	969

Boliden AB	43,705	451

Electrolux AB, Class B	37,366	548

Getinge AB, Class B	31,102	678

Hennes & Mauritz AB, Class B	163,571	4,885

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Sweden – 2.8% – continued

Hexagon AB, Class B	39,028	$508

Holmen AB, Class B	7,519	187

Husqvarna AB, Class B	74,270	300

Industrivarden AB, Class C	19,705	206

Investor AB, Class B	73,472	1,289

Kinnevik Investment AB, Class B	33,597	622

Millicom International Cellular S.A. SDR	12,006	1,202

Modern Times Group AB, Class B	7,227	288

Nordea Bank AB	421,325	3,404

Ratos AB, Class B	29,139	335

Sandvik AB	162,026	1,861

Scania AB, Class B	49,520	706

Securitas AB, Class B	50,772	370

Skandinaviska Enskilda Banken AB, Class A	223,161	1,200

Skanska AB, Class B	63,505	878

SKF AB, Class B	62,999	1,187

SSAB AB, Class A	23,371	173

Svenska Cellulosa AB, Class B	93,254	1,134

Svenska Handelsbanken AB, Class A	78,630	1,999

Swedbank AB, Class A	127,546	1,405

Swedish Match AB	33,604	1,112

Tele2 AB, Class B	49,404	903

Telefonaktiebolaget LM Ericsson, Class B	481,733	4,615

TeliaSonera AB	347,552	2,293
Volvo AB, Class B	221,554	2,166
		41,653

Switzerland – 8.8%

ABB Ltd. (Registered) *	350,298	5,982

Actelion Ltd. (Registered) *	17,892	595

Adecco S.A. (Registered) *	20,771	815

Aryzta A.G. (Athens Exchange)	9,387	407

Aryzta A.G. (Stockholm Exchange)	4,329	184

Baloise Holding A.G. (Registered)	7,689	562

Cie Financiere Richemont S.A., Class A (Bearer)	83,531	3,708

Credit Suisse Group A.G. (Registered) *	182,320	4,731

GAM Holding A.G. *	33,491	419

Geberit A.G. (Registered) *	6,085	1,119

Givaudan S.A. (Registered) *	1,331	1,040

Glencore International PLC *	131,916	816

Holcim Ltd. (Registered) *	39,401	2,083

Julius Baer Group Ltd. *	33,232	1,107

Kuehne + Nagel International A.G. (Registered)	8,561	958

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Switzerland – 8.8% – continued

Lindt & Spruengli A.G. (Participation Certificate)	139	$405

Lindt & Spruengli A.G. (Registered)	18	622

Lonza Group A.G. (Registered) *	7,909	475

Nestle S.A. (Registered)	552,291	30,360

Novartis A.G. (Registered)	371,901	20,756

Pargesa Holding S.A. (Bearer)	4,431	303

Roche Holding A.G. (Genusschein)	111,956	18,012

Schindler Holding A.G. (Participation Certificate)	7,753	830

Schindler Holding A.G. (Registered)	3,496	381

SGS S.A. (Registered)	875	1,327

Sika A.G. (Bearer)	316	559

Sonova Holding A.G. (Registered) *	7,693	694

STMicroelectronics N.V.	101,825	665

Straumann Holding A.G. (Registered)	1,328	208

Sulzer A.G. (Registered)	3,868	396

Swatch Group (The) A.G. (Bearer)	4,956	1,624

Swatch Group (The) A.G. (Registered)	6,832	408

Swiss Life Holding A.G. (Registered) *	4,807	525

Swiss Re A.G. *	56,450	2,627

Swisscom A.G. (Registered)	3,685	1,497

Syngenta A.G. (Registered) *	15,101	3,912

Synthes, Inc. (2)	10,425	1,686

Transocean Ltd.	51,117	2,459

UBS A.G. (Registered) *	581,080	6,615

Wolseley PLC	46,058	1,147

Xstrata PLC	332,032	4,164

Zurich Financial Services A.G. *	23,211	4,805
		131,988

United Kingdom – 18.8%

3i Group PLC	152,210	443

Admiral Group PLC	31,625	620

Aggreko PLC	42,952	1,085

AMEC PLC	53,595	674

Anglo American PLC	211,291	7,286

Antofagasta PLC	63,850	907

ARM Holdings PLC	216,285	1,851

Associated British Foods PLC	56,426	968

AstraZeneca PLC	219,671	9,726

Autonomy Corp. PLC *	35,823	1,419

Aviva PLC	459,687	2,172

Babcock International Group PLC	58,187	591

BAE Systems PLC	545,676	2,250

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

United Kingdom – 18.8% – continued

Balfour Beatty PLC	111,020	$439

Barclays PLC	1,852,191	4,547

BG Group PLC	541,045	10,302

BHP Billiton PLC	341,447	9,047

BP PLC	3,008,671	18,045

British American Tobacco PLC	317,011	13,436

British Land Co. PLC	135,952	1,004

British Sky Broadcasting Group PLC	182,752	1,876

BT Group PLC	1,243,482	3,333

Bunzl PLC	51,350	610

Burberry Group PLC	68,680	1,243

Cairn Energy PLC *	226,376	981

Capita Group (The) PLC	98,057	1,072

Capital Shopping Centres Group PLC	85,637	435

Carnival PLC	29,680	918

Centrica PLC	822,053	3,779

Cobham PLC	176,996	480

Compass Group PLC	303,922	2,458

Diageo PLC	399,310	7,597

Essar Energy PLC *	48,755	189

Eurasian Natural Resources Corp. PLC	41,700	371

Fresnillo PLC	27,869	686

G4S PLC	225,178	934

GKN PLC	247,660	670

GlaxoSmithKline PLC	822,275	16,976

Hammerson PLC	110,744	646

HSBC Holdings PLC	2,839,468	21,640

ICAP PLC	87,221	554

Imperial Tobacco Group PLC	162,356	5,483

Inmarsat PLC	72,863	554

Intercontinental Hotels Group PLC	45,215	734

International Consolidated Airlines Group S.A. *	81,075	191

International Consolidated Airlines Group S.A. (BrsaItaliana Exchange) *	63,936	151

International Power PLC	244,556	1,158

Intertek Group PLC	25,928	743

Invensys PLC	126,107	438

Investec PLC	77,773	419

ITV PLC *	576,021	528

J. Sainsbury PLC	192,256	817

Johnson Matthey PLC	33,761	826

Kazakhmys PLC	33,625	412

Kingfisher PLC	380,787	1,460

Land Securities Group PLC	120,607	1,201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

United Kingdom – 18.8% – continued

Legal & General Group PLC	924,068	$1,383

Lloyds Banking Group PLC *	6,602,198	3,501

London Stock Exchange Group PLC	23,978	301

Lonmin PLC	25,607	416

Man Group PLC	305,675	791

Marks & Spencer Group PLC	255,364	1,241

National Grid PLC	559,001	5,542

Next PLC	27,955	1,094

Old Mutual PLC	890,064	1,439

Pearson PLC	130,514	2,297

Petrofac Ltd.	41,881	775

Prudential PLC	406,875	3,482

Randgold Resources Ltd.	14,576	1,418

Reckitt Benckiser Group PLC	98,712	4,990

Reed Elsevier PLC	195,523	1,489

Resolution Ltd.	223,001	856

Rexam PLC	137,742	661

Rio Tinto PLC	227,584	10,051

Rolls-Royce Holdings PLC *	299,389	2,745

Royal Bank of Scotland Group PLC *	2,784,235	997

RSA Insurance Group PLC	563,358	966

SABMiller PLC	152,159	4,945

Sage Group (The) PLC	209,867	832

Schroders PLC	17,738	352

Scottish & Southern Energy PLC	149,087	2,981

Segro PLC	118,537	405

Serco Group PLC	79,576	630

Severn Trent PLC	37,124	888

Smith & Nephew PLC	140,866	1,266

Smiths Group PLC	63,477	978

Standard Chartered PLC	379,496	7,574

Standard Life PLC	374,196	1,159

Subsea 7 S.A. *	43,801	833

Tesco PLC	1,281,812	7,498

TUI Travel PLC	79,038	182

Tullow Oil PLC	142,537	2,892

Unilever PLC	204,530	6,407

United Utilities Group PLC	109,178	1,057

Vedanta Resources PLC	19,415	331

Vodafone Group PLC	8,173,104	21,105

Weir Group (The) PLC	33,545	804

Whitbread PLC	27,570	675

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

United Kingdom – 18.8% – continued
WM Morrison Supermarkets PLC	354,401	$1,598
		281,202
Total Common Stocks (3)

(Cost $1,575,816) (3)		1,451,335

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke A.G.	7,967	371

Henkel A.G. & Co. KGaA	28,600	1,520

Porsche Automobil Holding S.E.	24,228	1,160

ProSiebenSat.1 Media A.G.	11,360	199

RWE A.G. (Non Voting)	5,572	191
Volkswagen A.G.	23,138	3,061
		6,502
Total Preferred Stocks (3)
(Cost $5,519) (3)		6,502

RIGHTS – 0.0%

Austria – 0.0%

Immoeast A.G. *	57,496	–
Immoeast A.G. *	58,188	–
		–

France – 0.0%
Eurazeo *	21	–

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	689,636	100

Bankinter S.A. *	33,880	2
CaixaBank *	128,195	11
		113
Total Rights (3)
(Cost $–) (3)		113

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.5%

iShares MSCI EAFE Index Fund	234,570	$11,201

Northern Institutional Funds – Diversified Assets Portfolio (4)(5)	24,933,980	24,934
Vanguard MSCI EAFE ETF	27,000	814
Total Investment Companies
(Cost $37,024)		36,949

Total Investments – 99.7%
(Cost $1,618,359)		1,494,899
Other Assets less Liabilities – 0.3%		4,006
NET ASSETS – 100.0%		$1,498,905

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,794,000 with net purchases of approximately $9,140,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	338	$9,763	Long	12/11	$449
FTSE 100 Index (British Pound)	105	8,335	Long	12/11	1
Hang Seng Index (Hong Kong Dollar)	10	1,119	Long	10/11	(27)
Nikkei 225 (Japanese Yen)	122	6,778	Long	12/11	(29)

Total					$394

At September 30, 2011, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.7%
Japanese Yen	22.8
British Pound	22.0
Swiss Franc	8.5
Australian Dollar	8.3
All other currencies less than 5%	10.7

Total	100.0%

At September 30, 2011, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	11.4
Energy	8.1
Financials	22.6
Health Care	9.7
Industrials	12.2
Information Technology	4.9
Materials	9.9
Telecommunication Services	6.2
Utilities	4.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At September 30, 2011, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	295	Hong Kong Dollar	2,298	10/4/11	$–
United States Dollar	523	Hong Kong Dollar	4,074	10/4/11	–
United States Dollar	921	Australian Dollar	950	10/5/11	(3)
United States Dollar	1,634	Australian Dollar	1,680	10/5/11	(10)
United States Dollar	2,413	British Pound	1,551	10/5/11	6
United States Dollar	4,279	British Pound	2,745	10/5/11	2
United States Dollar	108	Danish Krone	598	10/5/11	–
United States Dollar	192	Danish Krone	1,063	10/5/11	(1)
United States Dollar	3,016	Euro	2,243	10/5/11	(11)
United States Dollar	5,349	Euro	3,979	10/5/11	(18)
United States Dollar	70	Israeli Shekel	263	10/5/11	–
United States Dollar	124	Israeli Shekel	465	10/5/11	–
United States Dollar	2,461	Japanese Yen	189,200	10/5/11	(8)
United States Dollar	4,365	Japanese Yen	335,578	10/5/11	(14)
United States Dollar	50	New Zealand Dollar	65	10/5/11	–
United States Dollar	96	Norwegian Krone	564	10/5/11	–
United States Dollar	170	Norwegian Krone	994	10/5/11	(1)
United States Dollar	183	Singapore Dollar	239	10/5/11	(1)
United States Dollar	325	Singapore Dollar	423	10/5/11	(1)
United States Dollar	308	Swedish Krona	2,124	10/5/11	1
United States Dollar	547	Swedish Krona	3,751	10/5/11	–
United States Dollar	926	Swiss Franc	837	10/5/11	(3)
United States Dollar	1,643	Swiss Franc	1,487	10/5/11	(3)
Australian Dollar	739	United States Dollar	750	12/21/11	42
Australian Dollar	1,237	United States Dollar	1,200	12/21/11	15
British Pound	2,133	United States Dollar	3,300	12/21/11	(23)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Danish Krone	1,512	United States Dollar	275	12/21/11	$3
Euro	586	United States Dollar	800	12/21/11	16
Euro	3,550	United States Dollar	4,800	12/21/11	46
Hong Kong Dollar	2,143	United States Dollar	275	12/21/11	–
Japanese Yen	411,425	United States Dollar	5,400	12/21/11	59
Japanese Yen	155,754	United States Dollar	2,040	12/21/11	18
Norwegian Krone	439	United States Dollar	75	12/21/11	1
Singapore Dollar	329	United States Dollar	260	12/21/11	9
Swedish Krona	4,828	United States Dollar	700	12/21/11	(1)
Swiss Franc	768	United States Dollar	876	12/21/11	28
Swiss Franc	1,080	United States Dollar	1,200	12/21/11	6
United States Dollar	433	Australian Dollar	425	12/21/11	(26)
United States Dollar	310	Australian Dollar	307	12/21/11	(16)
United States Dollar	1,630	Australian Dollar	1,607	12/21/11	(90)
United States Dollar	220	Australian Dollar	225	12/21/11	(5)
United States Dollar	1,936	British Pound	1,230	12/21/11	(19)
United States Dollar	315	British Pound	201	12/21/11	(1)
United States Dollar	4,130	British Pound	2,628	12/21/11	(36)
United States Dollar	600	British Pound	384	12/21/11	(2)
United States Dollar	225	Danish Krone	1,228	12/21/11	(4)
United States Dollar	180	Danish Krone	980	12/21/11	(3)
United States Dollar	2,022	Euro	1,476	12/21/11	(45)
United States Dollar	800	Euro	587	12/21/11	(14)
United States Dollar	5,020	Euro	3,674	12/21/11	(99)
United States Dollar	730	Euro	537	12/21/11	(11)
United States Dollar	246	Hong Kong Dollar	1,917	12/21/11	–
United States Dollar	540	Hong Kong Dollar	4,201	12/21/11	–
United States Dollar	75	Hong Kong Dollar	584	12/21/11	–
United States Dollar	4,003	Japanese Yen	306,600	12/21/11	(23)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	680	Japanese Yen	51,905	12/21/11	$(6)
United States Dollar	4,280	Japanese Yen	326,478	12/21/11	(42)
United States Dollar	215	Singapore Dollar	266	12/21/11	(11)
United States Dollar	320	Singapore Dollar	403	12/21/11	(11)
United States Dollar	45	Singapore Dollar	58	12/21/11	(1)
United States Dollar	650	Swedish Krona	4,391	12/21/11	(13)
United States Dollar	530	Swedish Krona	3,533	12/21/11	(17)
United States Dollar	75	Swedish Krona	510	12/21/11	(1)
United States Dollar	1,550	Swiss Franc	1,374	12/21/11	(32)
United States Dollar	230	Swiss Franc	206	12/21/11	(2)

Total					$(376)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$–	$143,211	$–	$143,211
Consumer Staples	–	165,440	–	165,440
Energy	–	118,960	–	118,960
Financials	9	320,519	–	320,528
Health Care	442	142,019	–	142,461
Industrials	138	180,151	–	180,289
Information Technology	–	71,962	–	71,962
Materials	–	145,636	–	145,636
Telecommunication Services	4	91,291	–	91,295
Utilities	–	71,553	–	71,553
Preferred Stocks
Consumer Discretionary	–	4,791	–	4,791
Consumer Staples	–	1,520	–	1,520
Utilities	–	191	–	191
Rights
Financials	–	111	2	113
Investment Companies	36,949	–	–	36,949

Total Investments	$37,542	$1,457,355	$2	$1,494,899

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$450	$–	$–	$450
Forward Foreign Currency Exchange Contracts	–	252	–	252
Liabilities
Futures Contracts	(56)	–	–	(56)
Forward Foreign Currency Exchange Contracts	–	(628)	–	(628)

Total Other Financial Instruments	$394	$(376)	$–	$18

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)
Rights

Financials	$–	$–	$–	$2	$–	$–	$–	$–	$–	$2

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Advertising – 0.1%
Lamar Advertising Co., Class A *	25,944	$442

Aerospace/Defense – 0.9%

Alliant Techsystems, Inc.	14,570	794

BE Aerospace, Inc. *	45,857	1,518

Esterline Technologies Corp. *	13,616	706

Triumph Group, Inc.	17,008	829
		3,847

Agriculture – 0.1%
Universal Corp.	10,428	374

Airlines – 0.3%

Alaska Air Group, Inc. *	15,966	899
JetBlue Airways Corp. *	90,787	372
		1,271

Apparel – 1.0%

Deckers Outdoor Corp. *	17,103	1,595

Hanesbrands, Inc. *	43,136	1,079

Under Armour, Inc., Class A *	16,260	1,080

Warnaco Group (The), Inc. *	18,942	873
		4,627

Auto Manufacturers – 0.1%
Oshkosh Corp. *	40,608	639

Auto Parts & Equipment – 0.7%
BorgWarner, Inc. *	48,654	2,945

Banks – 3.1%

Associated Banc-Corp	76,890	715

BancorpSouth, Inc.	32,567	286

Bank of Hawaii Corp.	20,971	763

Cathay General Bancorp	34,897	397

City National Corp.	20,914	790

Commerce Bancshares, Inc.	34,260	1,191

Cullen/Frost Bankers, Inc.	27,165	1,246

East West Bancorp, Inc.	66,067	985

FirstMerit Corp.	48,793	554

Fulton Financial Corp.	88,656	678

Hancock Holding Co.	37,563	1,006

International Bancshares Corp.	23,729	312

Prosperity Bancshares, Inc.	20,848	681

SVB Financial Group *	19,175	710

Synovus Financial Corp.	353,222	378

TCF Financial Corp.	70,938	650

Trustmark Corp.	28,398	516

Valley National Bancorp	75,350	798

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 3.1% – continued

Webster Financial Corp.	32,182	$492

Westamerica Bancorporation	12,610	483
		13,631

Beverages – 1.9%

Green Mountain Coffee Roasters, Inc. *	57,919	5,383

Hansen Natural Corp. *	34,214	2,986
		8,369

Biotechnology – 1.5%

Bio-Rad Laboratories, Inc., Class A *	8,692	789

Charles River Laboratories

International, Inc. *	22,720	650

United Therapeutics Corp. *	23,038	864

Vertex Pharmaceuticals, Inc. *	92,379	4,114
		6,417

Building Materials – 0.5%

Lennox International, Inc.	23,566	608

Louisiana-Pacific Corp. *	58,523	298

Martin Marietta Materials, Inc.	20,251	1,280
		2,186

Chemicals – 2.3%

Albemarle Corp.	40,697	1,644

Ashland, Inc.	34,612	1,528

Cabot Corp.	29,240	725

Cytec Industries, Inc.	21,938	771

Intrepid Potash, Inc. *	23,344	580

Minerals Technologies, Inc.	8,147	401

NewMarket Corp.	4,845	736

Olin Corp.	35,541	640

RPM International, Inc.	58,081	1,086

Sensient Technologies Corp.	22,238	724

Valspar Corp.	41,419	1,293
		10,128

Coal – 0.4%

Arch Coal, Inc.	94,543	1,378

Patriot Coal Corp. *	40,655	344
		1,722

Commercial Services – 4.6%

Aaron’s, Inc.	34,925	882

Alliance Data Systems Corp. *	22,606	2,096

Career Education Corp. *	26,696	348

Convergys Corp. *	53,347	500

CoreLogic, Inc. *	47,692	509

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 4.6% – continued

Corporate Executive Board (The) Co.	15,158	$452

Corrections Corp. of America *	47,594	1,080

Deluxe Corp.	22,782	424

FTI Consulting, Inc. *	18,546	683

Gartner, Inc. *	42,840	1,494

Global Payments, Inc.	35,688	1,441

ITT Educational Services, Inc. *	8,991	518

Korn/Ferry International *	20,835	254

Lender Processing Services, Inc.	37,720	516

Manpower, Inc.	36,335	1,222

Pharmaceutical Product Development, Inc.	50,525	1,296

Rent-A-Center, Inc.	27,338	750

Rollins, Inc.	28,677	536

SEI Investments Co.	66,442	1,022

Service Corp. International	105,862	970

Sotheby’s	29,972	826

Strayer Education, Inc.	5,337	409

Towers Watson & Co., Class A	23,352	1,396

TravelCenters of America LLC – (Fractional Shares) *	80,000	–

United Rentals, Inc. *	27,593	465
Valassis Communications, Inc. *	20,818	390
		20,479

Computers – 2.2%

Cadence Design Systems, Inc. *	119,889	1,108

Diebold, Inc.	28,536	785

DST Systems, Inc.	15,758	691

Jack Henry & Associates, Inc.	38,334	1,111

Mentor Graphics Corp. *	41,359	398

MICROS Systems, Inc. *	35,856	1,574

NCR Corp. *	70,137	1,184

Riverbed Technology, Inc. *	68,969	1,377
Synopsys, Inc. *	63,921	1,557
		9,785

Distribution/Wholesale – 1.4%

Fossil, Inc. *	23,533	1,908

Ingram Micro, Inc., Class A *	69,839	1,126

LKQ Corp. *	64,989	1,570

Owens & Minor, Inc.	28,255	805
Watsco, Inc.	12,462	637
		6,046

Diversified Financial Services – 1.4%

Affiliated Managers Group, Inc. *	23,031	1,797

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Diversified Financial Services – 1.4% – continued

Eaton Vance Corp.	52,092	$1,160

Greenhill & Co., Inc.	12,910	369

Jefferies Group, Inc.	65,479	813

Raymond James Financial, Inc.	45,538	1,182
Waddell & Reed Financial, Inc., Class A	38,330	959
		6,280

Electric – 3.9%

Alliant Energy Corp.	49,222	1,904

Black Hills Corp.	17,702	542

Cleco Corp.	27,102	925

DPL, Inc.	52,400	1,579

Great Plains Energy, Inc.	60,712	1,172

Hawaiian Electric Industries, Inc.	42,664	1,036

IDACORP, Inc.	22,008	832

MDU Resources Group, Inc.	83,752	1,607

NSTAR	45,952	2,059

NV Energy, Inc.	104,659	1,540

OGE Energy Corp.	43,462	2,077

PNM Resources, Inc.	38,080	626
Westar Energy, Inc.	51,342	1,356
		17,255

Electrical Components & Equipment – 1.4%

AMETEK, Inc.	71,697	2,364

Energizer Holdings, Inc. *	30,462	2,024

General Cable Corp. *	23,351	545
Hubbell, Inc., Class B	26,698	1,323
		6,256

Electronics – 3.0%

Arrow Electronics, Inc. *	50,792	1,411

Avnet, Inc. *	67,607	1,763

Gentex Corp.	63,492	1,527

Itron, Inc. *	18,049	533

Mettler-Toledo International, Inc. *	14,135	1,978

National Instruments Corp.	41,035	938

Tech Data Corp. *	19,250	832

Thomas & Betts Corp. *	23,286	929

Trimble Navigation Ltd. *	54,513	1,829

Vishay Intertechnology, Inc. *	69,674	583
Woodward, Inc.	26,539	727
		13,050

Engineering & Construction – 1.0%

AECOM Technology Corp. *	52,972	936

Granite Construction, Inc.	15,366	288

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Engineering & Construction – 1.0% – continued

KBR, Inc.	66,892	$1,581

Shaw Group (The), Inc. *	32,155	699
URS Corp. *	35,299	1,047
		4,551

Entertainment – 0.4%

Bally Technologies, Inc. *	19,695	531

DreamWorks Animation SKG, Inc., Class A *	31,304	569

International Speedway Corp., Class A	12,599	288
Scientific Games Corp., Class A *	25,222	180
		1,568

Environmental Control – 0.7%

Clean Harbors, Inc. *	20,950	1,075

Mine Safety Appliances Co.	13,473	363
Waste Connections, Inc.	50,210	1,698
		3,136

Food – 1.7%

Corn Products International, Inc.	34,038	1,335

Flowers Foods, Inc.	50,499	983

Lancaster Colony Corp.	8,836	539

Ralcorp Holdings, Inc. *	24,471	1,877

Ruddick Corp.	21,819	851

Smithfield Foods, Inc. *	73,234	1,428
Tootsie Roll Industries, Inc.	11,278	272
		7,285

Forest Products & Paper – 0.9%

Domtar Corp.	17,772	1,211

Potlatch Corp.	18,041	569

Rayonier, Inc.	54,065	1,989
Rayonier, Inc. – (Fractional Shares) *	50,000	–
		3,769

Gas – 2.9%

AGL Resources, Inc.	34,766	1,416

Atmos Energy Corp.	40,171	1,304

Energen Corp.	31,999	1,308

National Fuel Gas Co.	36,723	1,788

Questar Corp.	78,752	1,395

Southern Union Co.	55,368	2,246

UGI Corp.	49,847	1,309

Vectren Corp.	36,420	986
WGL Holdings, Inc.	22,767	890
		12,642

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Hand/Machine Tools – 0.7%

Kennametal, Inc.	36,012	$1,179

Lincoln Electric Holdings, Inc.	37,517	1,088
Regal-Beloit Corp.	18,401	835
		3,102

Healthcare – Products – 4.1%

Cooper (The) Cos., Inc.	21,186	1,677

Gen-Probe, Inc. *	21,460	1,229

Henry Schein, Inc. *	41,010	2,543

Hill-Rom Holdings, Inc.	28,055	842

Hologic, Inc. *	116,410	1,771

IDEXX Laboratories, Inc. *	25,286	1,744

Kinetic Concepts, Inc. *	27,657	1,822

Masimo Corp.	26,565	575

ResMed, Inc. *	67,509	1,943

STERIS Corp.	26,298	770

Techne Corp.	16,413	1,116

Teleflex, Inc.	18,043	970
Thoratec Corp. *	26,502	865
		17,867

Healthcare – Services – 2.3%

AMERIGROUP Corp. *	22,105	862

Community Health Systems, Inc. *	41,578	692

Covance, Inc. *	26,942	1,225

Health Management Associates, Inc., Class A *	112,821	781

Health Net, Inc. *	39,763	943

Kindred Healthcare, Inc. *	23,676	204

LifePoint Hospitals, Inc. *	22,882	838

Lincare Holdings, Inc.	41,178	926

Mednax, Inc. *	21,627	1,355

Universal Health Services, Inc., Class B	43,206	1,469
WellCare Health Plans, Inc. *	18,950	720
		10,015

Home Builders – 0.8%

KB Home	32,649	191

MDC Holdings, Inc.	16,827	285

NVR, Inc. *	2,408	1,455

Ryland Group (The), Inc.	20,296	216

Thor Industries, Inc.	19,776	438
Toll Brothers, Inc. *	65,217	941
		3,526

Household Products/Wares – 1.2%

American Greetings Corp., Class A	18,025	334

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Household Products/Wares – 1.2% – continued

Church & Dwight Co., Inc.	63,738	$2,817

Scotts Miracle-Gro (The) Co., Class A	19,916	888

Tupperware Brands Corp.	26,904	1,446
		5,485

Insurance – 4.0%

American Financial Group, Inc.	34,751	1,080

Arthur J. Gallagher & Co.	49,922	1,313

Aspen Insurance Holdings Ltd.	31,506	726

Brown & Brown, Inc.	51,485	916

Everest Re Group Ltd.	24,130	1,915

Fidelity National Financial, Inc., Class A	99,161	1,505

First American Financial Corp.	47,013	602

Hanover Insurance Group (The), Inc.	20,132	715

HCC Insurance Holdings, Inc.	48,762	1,319

Kemper Corp.	22,210	532

Mercury General Corp.	16,146	619

Old Republic International Corp.	113,187	1,010

Protective Life Corp.	38,044	595

Reinsurance Group of America, Inc.	32,855	1,510

StanCorp Financial Group, Inc.	19,535	538

Transatlantic Holdings, Inc.	27,718	1,345

W.R. Berkley Corp.	50,349	1,495
		17,735

Internet – 1.5%

AOL, Inc. *	47,706	572

Digital River, Inc. *	17,725	367

Equinix, Inc. *	20,878	1,855

Rackspace Hosting, Inc. *	45,736	1,561

TIBCO Software, Inc. *	72,198	1,617

ValueClick, Inc. *	36,735	572
		6,544

Investment Companies – 0.1%
Apollo Investment Corp.	87,191	656

Iron/Steel – 0.7%

Carpenter Technology Corp.	19,595	880

Reliance Steel & Aluminum Co.	33,291	1,132

Steel Dynamics, Inc.	97,362	966
		2,978

Leisure Time – 0.6%

Life Time Fitness, Inc. *	18,801	693

Polaris Industries, Inc.	30,704	1,534

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Leisure Time – 0.6% – continued

WMS Industries, Inc. *	24,423	$430
		2,657

Machinery – Construction & Mining – 0.1%
Terex Corp. *	48,739	500

Machinery – Diversified – 1.8%

AGCO Corp. *	42,809	1,480

Gardner Denver, Inc.	23,237	1,477

Graco, Inc.	27,015	922

IDEX Corp.	36,892	1,149

Nordson Corp.	26,472	1,052

Wabtec Corp.	21,429	1,133

Zebra Technologies Corp., Class A *	23,944	741
		7,954

Media – 1.0%

AMC Networks, Inc., Class A *	25,457	813

FactSet Research Systems, Inc.	20,387	1,814

John Wiley & Sons, Inc., Class A	21,096	937

Meredith Corp.	16,764	380

New York Times (The) Co., Class A *	52,827	307

Scholastic Corp.	11,169	313
		4,564

Metal Fabrication/Hardware – 0.6%

Commercial Metals Co.	51,483	490

Timken (The) Co.	37,456	1,229

Valmont Industries, Inc.	9,967	777

Worthington Industries, Inc.	24,516	342
		2,838

Mining – 0.2%
Compass Minerals International, Inc.	14,614	976

Miscellaneous Manufacturing – 2.4%

Acuity Brands, Inc.	19,290	695

Aptargroup, Inc.	29,734	1,328

Brink’s (The) Co.	20,995	489

Carlisle Cos., Inc.	27,374	873

Crane Co.	21,647	773

Donaldson Co., Inc.	33,504	1,836

Eastman Kodak Co. *	121,161	94

Harsco Corp.	35,584	690

Matthews International Corp., Class A	13,080	402

Pentair, Inc.	43,857	1,404

SPX Corp.	22,727	1,030

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Miscellaneous Manufacturing – 2.4% – continued
Trinity Industries, Inc.	35,584	$762
		10,376

Office Furnishings – 0.2%

Herman Miller, Inc.	25,775	461
HNI Corp.	19,874	380
		841

Oil & Gas – 3.0%

Atwood Oceanics, Inc. *	25,110	863

Bill Barrett Corp. *	21,003	761

Cimarex Energy Co.	37,987	2,116

Comstock Resources, Inc. *	20,902	323

Forest Oil Corp. *	50,752	731

HollyFrontier Corp.	93,241	2,445

Northern Oil and Gas, Inc. *	28,027	543

Patterson-UTI Energy, Inc.	69,122	1,199

Plains Exploration & Production Co. *	62,595	1,422

Quicksilver Resources, Inc. *	53,701	407

SM Energy Co.	28,302	1,716
Unit Corp. *	18,394	679
		13,205

Oil & Gas Services – 1.8%

CARBO Ceramics, Inc.	8,854	908

Dresser-Rand Group, Inc. *	35,444	1,437

Dril-Quip, Inc. *	15,207	820

Exterran Holdings, Inc. *	27,888	271

Helix Energy Solutions Group, Inc. *	47,120	617

Oceaneering International, Inc.	48,120	1,701

Oil States International, Inc. *	22,805	1,161
Superior Energy Services, Inc. *	35,453	930
		7,845

Packaging & Containers – 1.5%

Greif, Inc., Class A	13,628	585

Packaging Corp. of America	44,505	1,037

Rock-Tenn Co., Class A	31,595	1,538

Silgan Holdings, Inc.	22,079	811

Sonoco Products Co.	44,341	1,252
Temple-Inland, Inc.	48,205	1,512
		6,735

Pharmaceuticals – 2.2%

Catalyst Health Solutions, Inc. *	22,127	1,276

Endo Pharmaceuticals Holdings, Inc. *	51,741	1,448

Medicis Pharmaceutical Corp., Class A	28,115	1,026

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Pharmaceuticals – 2.2% – continued

Omnicare, Inc.	51,537	$1,311

Perrigo Co.	41,198	4,001
VCA Antech, Inc. *	38,425	614
		9,676

Real Estate – 0.2%
Jones Lang LaSalle, Inc.	19,258	998

Real Estate Investment Trusts – 7.5%

Alexandria Real Estate Equities, Inc.	27,484	1,687

American Campus Communities, Inc.	30,866	1,149

BRE Properties, Inc.	33,167	1,404

Camden Property Trust	31,595	1,746

Corporate Office Properties Trust	31,880	694

Cousins Properties, Inc.	46,475	272

Duke Realty Corp.	112,113	1,177

Equity One, Inc.	26,555	421

Essex Property Trust, Inc.	14,531	1,744

Federal Realty Investment Trust	27,881	2,298

Highwoods Properties, Inc.	31,884	901

Home Properties, Inc.	20,869	1,185

Hospitality Properties Trust	55,032	1,168

Liberty Property Trust	51,356	1,495

Macerich (The) Co.	58,547	2,496

Mack-Cali Realty Corp.	38,601	1,033

Omega Healthcare Investors, Inc.	45,693	728

Realty Income Corp.	56,311	1,815

Regency Centers Corp.	39,893	1,409

Senior Housing Properties Trust	68,041	1,466

SL Green Realty Corp.	37,936	2,206

Taubman Centers, Inc.	25,699	1,293

UDR, Inc.	97,253	2,153
Weingarten Realty Investors	53,602	1,135
		33,075

Retail – 6.9%

99 Cents Only Stores *	20,989	387

Advance Auto Parts, Inc.	32,722	1,901

Aeropostale, Inc. *	36,015	389

American Eagle Outfitters, Inc.	85,954	1,007

ANN, Inc. *	23,330	533

Ascena Retail Group, Inc. *	30,611	829

Barnes & Noble, Inc.	18,649	221

BJ’s Wholesale Club, Inc. *	24,405	1,250

Bob Evans Farms, Inc.	13,449	384

Brinker International, Inc.	36,341	760

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.9% – continued

Cheesecake Factory (The), Inc. *	25,069	$618

Chico’s FAS, Inc.	76,151	870

Collective Brands, Inc. *	27,303	354

Copart, Inc. *	25,034	979

Dick’s Sporting Goods, Inc. *	42,733	1,430

Dollar Tree, Inc. *	54,162	4,068

Foot Locker, Inc.	67,845	1,363

Guess?, Inc.	29,644	845

MSC Industrial Direct Co., Class A	20,711	1,169

Office Depot, Inc. *	122,898	253

Panera Bread Co., Class A *	13,535	1,407

PetSmart, Inc.	50,032	2,134

PVH Corp.	30,002	1,747

RadioShack Corp.	44,196	514

Regis Corp.	25,565	360

Saks, Inc. *	70,926	621

Tractor Supply Co.	31,751	1,986

Wendy’s (The) Co.	133,650	613
Williams-Sonoma, Inc.	46,375	1,428
		30,420

Savings & Loans – 1.0%

Astoria Financial Corp.	36,804	283

First Niagara Financial Group, Inc.	130,770	1,197

New York Community Bancorp, Inc.	194,054	2,309
Washington Federal, Inc.	49,317	628
		4,417

Semiconductors – 3.6%

Atmel Corp. *	206,552	1,667

Cree, Inc. *	51,330	1,333

Cypress Semiconductor Corp. *	76,274	1,142

Fairchild Semiconductor International, Inc. *	56,630	612

Integrated Device Technology, Inc. *	65,551	338

International Rectifier Corp. *	31,250	582

Intersil Corp., Class A	55,953	576

Lam Research Corp. *	54,938	2,086

QLogic Corp. *	46,182	586

Rovi Corp. *	49,310	2,119

Semtech Corp. *	29,193	616

Silicon Laboratories, Inc. *	19,647	658

Skyworks Solutions, Inc. *	82,893	1,487
Varian Semiconductor Equipment Associates, Inc. *	33,471	2,047
		15,849

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Shipbuilding – 0.1%
Huntington Ingalls Industries, Inc. *	21,462	$522

Software – 3.4%

ACI Worldwide, Inc. *	15,084	415

Acxiom Corp. *	35,693	380

Advent Software, Inc. *	14,398	300

Allscripts Healthcare Solutions, Inc. *	83,110	1,498

ANSYS, Inc. *	40,942	2,008

Broadridge Financial Solutions, Inc.	54,792	1,103

Concur Technologies, Inc. *	20,793	774

Fair Isaac Corp.	17,159	374

Informatica Corp. *	47,349	1,939

Mantech International Corp., Class A	10,144	318

MSCI, Inc., Class A *	53,467	1,622

Parametric Technology Corp. *	52,268	804

Quest Software, Inc. *	25,687	408

Solera Holdings, Inc.	31,460	1,589
VeriFone Systems, Inc. *	46,036	1,612
		15,144

Telecommunications – 1.6%

ADTRAN, Inc.	28,707	760

Ciena Corp. *	42,985	482

NeuStar, Inc., Class A *	32,748	823

Plantronics, Inc.	20,507	583

Polycom, Inc. *	78,511	1,442

RF Micro Devices, Inc. *	122,669	778

Telephone & Data Systems, Inc.	40,768	866
tw telecom, Inc. *	66,868	1,105
		6,839

Textiles – 0.2%
Mohawk Industries, Inc. *	25,325	1,087

Transportation – 2.1%

Alexander & Baldwin, Inc.	18,514	676

Con-way, Inc.	24,668	546

J.B. Hunt Transport Services, Inc.	41,131	1,486

Kansas City Southern *	48,760	2,436

Kirby Corp. *	24,798	1,305

Landstar System, Inc.	21,182	838

Overseas Shipholding Group, Inc.	11,329	156

Tidewater, Inc.	23,084	971

UTi Worldwide, Inc.	45,355	591
Werner Enterprises, Inc.	19,558	407
		9,412

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Trucking & Leasing – 0.1%
GATX Corp.	20,691	$641

Water – 0.3%
Aqua America, Inc.	61,328	1,323
Total Common Stocks
(Cost $429,553)		424,502

INVESTMENT COMPANIES – 3.6%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	16,058,699	16,059
Total Investment Companies
(Cost $16,059)		16,059

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	16	$–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.04%, 11/17/11 (3)	$1,500	$1,500

0.05%, 5/3/12 (3)	65	65
Total Short-Term Investments
(Cost $1,565)		1,565

Total Investments – 100.2%
(Cost $447,177)		442,126
Liabilities less Other Assets – (0.2)%		(1,085)
NET ASSETS – 100.0%		$441,041

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $13,892,000 with net purchases of approximately $2,167,000 during the six months ended September 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P Midcap 400	226	$17,603	Long	12/11	$(1,035)

At September 30, 2011, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.9%
Consumer Staples	5.2
Energy	6.5
Financials	19.3
Health Care	11.7
Industrials	14.3
Information Technology	15.8
Materials	6.3
Telecommunication Services	0.5
Utilities	6.5

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$424,502	(1)	$–	$–	$424,502

Warrants	–	(2)	–	–	–

Investment Companies	16,059		–	–	16,059
Short-Term Investments	–		1,565	–	1,565

Total Investments	$440,561		$1,565	$–	$442,126

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,035)		$–	$–	$(1,035)

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than one thousand.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Advertising – 0.1%

APAC Customer Services, Inc. *	11,743	$100

Harte-Hanks, Inc.	15,358	130

Marchex, Inc., Class B	7,079	60

MDC Partners, Inc., Class A	8,648	125
ValueVision Media, Inc., Class A *	14,151	34
		449

Aerospace/Defense – 1.5%

AAR Corp.	14,349	239

Aerovironment, Inc. *	6,102	172

Astronics Corp. *	3,657	103

Astronics Corp., Class B *	316	9

Cubic Corp.	5,789	226

Curtiss-Wright Corp.	16,660	480

Ducommun, Inc.	3,544	53

Esterline Technologies Corp. *	10,795	560

GenCorp, Inc. *	19,772	89

HEICO Corp.	14,830	730

Kaman Corp.	9,523	265

Kratos Defense & Security Solutions, Inc. *	11,714	79

LMI Aerospace, Inc. *	2,966	51

Moog, Inc., Class A *	16,130	526

National Presto Industries, Inc.	1,634	142

Orbital Sciences Corp. *	20,452	262

Teledyne Technologies, Inc. *	13,121	641
Triumph Group, Inc.	13,465	656
		5,283

Agriculture – 0.3%

Alico, Inc.	1,544	30

Alliance One International, Inc. *	31,003	76

Andersons (The), Inc.	6,711	226

Cadiz, Inc. *	3,684	29

Griffin Land & Nurseries, Inc.	878	23

Limoneira Co.	2,814	40

MGP Ingredients, Inc.	4,421	22

Star Scientific, Inc. *	36,939	85

Tejon Ranch Co. *	4,946	118

Universal Corp.	8,365	300
Vector Group Ltd.	16,931	291
		1,240

Airlines – 0.6%

Alaska Air Group, Inc. *	12,801	721

Allegiant Travel Co. *	5,132	242

Hawaiian Holdings, Inc. *	18,332	77

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Airlines – 0.6% – continued

JetBlue Airways Corp. *	88,669	$363

Republic Airways Holdings, Inc. *	16,609	47

Skywest, Inc.	18,995	219

Spirit Airlines, Inc. *	5,233	65
US Airways Group, Inc. *	59,121	325
		2,059

Apparel – 1.5%

Carter’s, Inc. *	17,593	537

Cherokee, Inc.	3,425	44

Cocs, Inc. *	30,448	721

Columbia Sportswear Co.	4,217	196

Delta Apparel, Inc. *	2,324	37

G-III Apparel Group Ltd. *	5,728	131

Iconix Brand Group, Inc. *	26,122	413

Jones Group (The), Inc.	30,723	283

K-Swiss, Inc., Class A *	9,241	39

Maidenform Brands, Inc. *	8,199	192

Oxford Industries, Inc.	4,592	157

Perry Ellis International, Inc. *	4,527	85

Quiksilver, Inc. *	46,070	141

R.G. Barry Corp.	2,522	27

Skechers U.S.A., Inc., Class A *	13,022	183

Steven Madden Ltd. *	13,527	407

True Religion Apparel, Inc. *	9,249	249

Unifi, Inc. *	5,004	41

Warnaco Group (The), Inc. *	15,717	724

Weyco Group, Inc.	2,699	60
Wolverine World Wide, Inc.	17,818	592
		5,259

Auto Manufacturers – 0.1%

Force Protection, Inc. *	26,114	100
Wabash National Corp. *	23,868	114
		214

Auto Parts & Equipment – 0.9%

Accuride Corp. *	14,125	72

American Axle & Manufacturing Holdings, Inc. *	24,809	189

Amerigon, Inc. *	7,784	99

Commercial Vehicle Group, Inc. *	10,038	66

Cooper Tire & Rubber Co.	22,786	248

Dana Holding Corp. *	51,881	545

Dorman Products, Inc. *	3,855	127

Douglas Dynamics, Inc.	6,641	85

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Auto Parts & Equipment – 0.9% – continued

Exide Technologies *	27,549	$110

Fuel Systems Solutions, Inc. *	5,982	115

Meritor, Inc. *	34,772	245

Miller Industries, Inc.	4,379	76

Modine Manufacturing Co. *	16,704	151

Motorcar Parts of America, Inc. *	4,239	35

Spartan Motors, Inc.	11,284	47

Standard Motor Products, Inc.	7,684	100

Superior Industries International, Inc.	8,067	125

Tenneco, Inc. *	21,424	549

Titan International, Inc.	14,939	224
Tower International, Inc. *	2,111	22
		3,230

Banks – 5.6%

1st Source Corp.	5,349	111

1st United Bancorp, Inc. *	10,456	52

Alliance Financial Corp.	1,519	43

Ameris Bancorp *	9,240	80

Ames National Corp.	2,535	40

Arrow Financial Corp.	3,678	82

Bancfirst Corp.	2,346	78

Banco Latinoamericano de Comercio Exterior S.A., Class E	9,816	149

Bancorp (The), Inc. *	9,888	71

Bancorp Rhode Island, Inc.	1,279	54

BancorpSouth, Inc.	30,242	265

Bank of Kentucky Financial Corp.	1,970	40

Bank of Marin Bancorp	1,842	61

Bank of the Ozarks, Inc.	9,794	205

Banner Corp.	5,765	74

Boston Private Financial Holdings, Inc.	28,999	170

Bridge Bancorp, Inc.	2,679	49

Bridge Capital Holdings *	3,189	32

Bryn Mawr Bank Corp.	3,776	63

Camden National Corp.	2,886	79

Capital Bank Corp. *	5,006	10

Capital City Bank Group, Inc.	3,342	35

Cardinal Financial Corp.	11,106	96

Cascade Bancorp *	2,135	12

Cass Information Systems, Inc.	3,105	96

Cathay General Bancorp	27,675	315

Center Bancorp, Inc.	4,122	40

Center Financial Corp. *	11,763	55

Centerstate Banks, Inc.	12,187	64

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Banks – 5.6% – continued

Central Pacific Financial Corp. *	5,139	$53

Century Bancorp, Inc., Class A	1,493	35

Chemical Financial Corp.	9,523	146

Citizens & Northern Corp.	4,118	61

City Holding Co.	5,686	153

CNB Financial Corp.	4,623	59

CoBiz Financial, Inc.	11,505	51

Columbia Banking System, Inc.	13,850	198

Community Bank System, Inc.	12,924	293

Community Trust Bancorp, Inc.	5,392	126

CVB Financial Corp.	32,782	252

Eagle Bancorp, Inc. *	6,534	77

Encore Bancshares, Inc. *	3,594	38

Enterprise Bancorp, Inc.	2,005	25

Enterprise Financial Services Corp.	5,581	76

Financial Institutions, Inc.	4,758	68

First Bancorp	4,871	49

First Bancorp, Inc.	3,325	42

First Busey Corp.	26,770	116

First Commonwealth Financial Corp.	38,574	143

First Community Bancshares, Inc.	5,791	59

First Connecticut Bancorp, Inc. *	6,350	72

First Financial Bancorp	21,111	291

First Financial Bankshares, Inc.	11,011	288

First Financial Corp.	3,748	103

First Interstate Bancsystem, Inc.	5,479	59

First Merchants Corp.	8,769	62

First Midwest Bancorp, Inc.	27,517	201

First of Long Island (The) Corp.	3,087	70

FirstMerit Corp.	38,950	442

FNB Corp.	45,359	389

Franklin Financial Corp. *	4,817	53

German American Bancorp, Inc.	4,758	77

Glacier Bancorp, Inc.	25,056	235

Great Southern Bancorp, Inc.	3,493	59

Hampton Roads Bankshares, Inc. *	3,434	16

Hancock Holding Co.	27,245	730

Hanmi Financial Corp. *	54,676	45

Heartland Financial USA, Inc.	6,100	86

Heritage Commerce Corp. *	7,421	29

Heritage Financial Corp.	5,861	65

Home Bancshares, Inc.	8,202	174

Hudson Valley Holding Corp.	4,937	86

IBERIABANK Corp.	10,488	494

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Banks – 5.6% – continued

Independent Bank Corp.	7,568	$164

International Bancshares Corp.	18,485	243

Lakeland Bancorp, Inc.	7,071	55

Lakeland Financial Corp.	5,936	123

MainSource Financial Group, Inc.	7,177	63

MB Financial, Inc.	19,847	292

Merchants Bancshares, Inc.	1,731	46

Metro Bancorp, Inc. *	4,929	43

Midsouth Bancorp, Inc.	2,625	28

Nara Bancorp, Inc. *	14,581	88

National Bankshares, Inc.	2,550	62

National Penn Bancshares, Inc.	45,100	316

NBT Bancorp, Inc.	12,113	226

Old National Bancorp	33,985	317

OmniAmerican Bancorp, Inc. *	5,387	74

Oriental Financial Group, Inc.	16,928	164

Orrstown Financial Services, Inc.	2,166	28

Pacific Capital Bancorp N.A. *	1,500	38

Pacific Continental Corp.	6,790	48

PacWest Bancorp	11,261	157

Park National Corp.	4,749	251

Park Sterling Corp. *	9,992	34

Penns Woods Bancorp, Inc.	1,532	50

Peoples Bancorp, Inc.	3,829	42

Pinnacle Financial Partners, Inc. *	12,232	134

PrivateBancorp, Inc.	20,718	156

Prosperity Bancshares, Inc.	16,423	537

Renasant Corp.	8,746	111

Republic Bancorp, Inc., Class A	3,954	70

S&T Bancorp, Inc.	9,721	157

S.Y. Bancorp, Inc.	4,076	76

Sandy Spring Bancorp, Inc.	8,438	123

SCBT Financial Corp.	4,788	118

Seacoast Banking Corp. of Florida *	25,715	38

Sierra Bancorp	4,091	37

Signature Bank *	16,314	779

Simmons First National Corp., Class A	6,122	133

Southside Bancshares, Inc.	6,263	113

Southwest Bancorp, Inc. *	6,683	28

State Bancorp, Inc.	4,831	51

State Bank Financial Corp. *	10,957	138

StellarOne Corp.	8,811	88

Sterling Bancorp	10,753	78

Sterling Financial Corp. *	9,351	116

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Banks – 5.6% – continued

Suffolk Bancorp	3,438	$29

Sun Bancorp, Inc. *	13,329	35

Susquehanna Bancshares, Inc.	46,002	252

SVB Financial Group *	15,207	563

Taylor Capital Group, Inc. *	3,765	24

Texas Capital Bancshares, Inc. *	13,349	305

Tompkins Financial Corp.	2,794	100

Tower Bancorp, Inc.	3,809	80

TowneBank	9,452	107

Trico Bancshares	4,455	55

Trustco Bank Corp. NY	32,324	144

Trustmark Corp.	22,369	406

UMB Financial Corp.	11,198	359

Umpqua Holdings Corp.	40,182	353

Union First Market Bankshares Corp.	7,060	76

United Bankshares, Inc.	17,999	362

United Community Banks, Inc. *	15,273	130

Univest Corp. of Pennsylvania	5,490	73

Virginia Commerce Bancorp, Inc. *	7,465	44

Walker & Dunlop, Inc. *	3,552	41

Washington Banking Co.	5,467	53

Washington Trust Bancorp, Inc.	4,922	97

Webster Financial Corp.	25,728	394

WesBanco, Inc.	8,633	149

West Bancorporation, Inc.	6,300	53

West Coast Bancorp *	6,933	97

Westamerica Bancorporation	10,215	391

Western Alliance Bancorp *	24,584	135

Wilshire Bancorp, Inc. *	24,783	68
Wintrust Financial Corp.	12,214	315
		20,090

Beverages – 0.2%

Boston Beer Co., Inc., Class A *	2,989	217

Central European Distribution Corp. *	25,162	177

Coca-Cola Bottling Co. Consolidated	1,759	98

Craft Brewers Alliance, Inc. *	3,582	20

Farmer Bros. Co.	1,862	10

National Beverage Corp.	4,295	65

Peet’s Coffee & Tea, Inc. *	4,660	259
Primo Water Corp. *	4,231	24
		870

Biotechnology – 2.1%

Acorda Therapeutics, Inc. *	14,195	283

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Biotechnology – 2.1% – continued

Aegerion Pharmaceuticals, Inc. *	3,398	$43

Affymax, Inc. *	12,406	56

Alnylam Pharmaceuticals, Inc. *	14,651	96

AMAG Pharmaceuticals, Inc. *	8,989	133

Arena Pharmaceuticals, Inc. *	51,209	74

Ariad Pharmaceuticals, Inc. *	47,053	414

Arqule, Inc. *	18,744	95

Astex Pharmaceuticals *	20,107	39

BioCryst Pharmaceuticals, Inc. *	8,605	24

Biosante Pharmaceuticals, Inc. *	38,453	88

Biotime, Inc. *	9,474	42

Cambrex Corp. *	10,351	52

Cell Therapeutics, Inc. *	69,078	73

Celldex Therapeutics, Inc. *	15,515	35

Chelsea Therapeutics International Ltd. *	19,083	70

Cleveland Biolabs, Inc. *	8,299	21

Complete Genomics, Inc. *	3,452	20

Cubist Pharmaceuticals, Inc. *	21,303	752

Curis, Inc. *	30,603	97

Dynavax Technologies Corp. *	44,771	83

Emergent Biosolutions, Inc. *	8,392	129

Enzo Biochem, Inc. *	13,451	35

Enzon Pharmaceuticals, Inc. *	14,332	101

Exact Sciences Corp. *	18,028	119

Exelixis, Inc. *	46,441	254

Geron Corp. *	49,291	104

GTx, Inc. *	6,293	21

Halozyme Therapeutics, Inc. *	28,400	174

Harvard Bioscience, Inc. *	8,037	34

Immunogen, Inc. *	26,441	290

Immunomedics, Inc. *	23,413	75

Incyte Corp. Ltd. *	31,522	440

Inhibitex, Inc. *	22,186	55

Insmed, Inc. *	8,601	44

InterMune, Inc. *	17,435	352

Lexicon Pharmaceuticals, Inc. *	58,011	53

Ligand Pharmaceuticals, Inc., Class B *	6,868	94

Maxygen, Inc.	11,448	63

Medicines (The) Co. *	19,661	293

Micromet, Inc. *	32,033	154

Momenta Pharmaceuticals, Inc. *	16,071	185

Novavax, Inc. *	40,211	65

NPS Pharmaceuticals, Inc. *	31,770	207

Nymox Pharmaceutical Corp. *	7,516	61

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Biotechnology – 2.1% – continued

OncoGenex Pharmaceutical, Inc. *	3,408	$33

Oncothyreon, Inc. *	14,409	86

Pacific Biosciences of California, Inc. *	11,777	38

PDL BioPharma, Inc.	48,743	270

Peregrine Pharmaceuticals, Inc. *	20,963	23

PharmAthene, Inc. *	12,369	22

RTI Biologics, Inc. *	18,634	61

Sangamo Biosciences, Inc. *	18,438	80

Seattle Genetics, Inc. *	34,183	652

Sequenom, Inc. *	34,586	176

Sunesis Pharmaceuticals, Inc. *	10,173	12

Transcept Pharmaceuticals, Inc. *	1,641	11

Trius Therapeutics, Inc. *	2,262	14

Vical, Inc. *	25,028	62
ZIOPHARM Oncology, Inc. *	20,178	89
		7,621

Building Materials – 0.7%

AAON, Inc.	6,390	101

Apogee Enterprises, Inc.	10,961	94

Broadwind Energy, Inc. *	33,265	11

Builders FirstSource, Inc. *	16,794	21

Comfort Systems USA, Inc.	14,142	118

Drew Industries, Inc.	6,839	137

Eagle Materials, Inc.	16,165	269

Gibraltar Industries, Inc. *	11,660	95

Interline Brands, Inc. *	11,600	149

Louisiana-Pacific Corp. *	47,982	245

LSI Industries, Inc.	6,910	43

NCI Building Systems, Inc. *	7,947	60

Quanex Building Products Corp.	13,275	145

Simpson Manufacturing Co., Inc.	14,938	372

Texas Industries, Inc.	7,883	250

Trex Co., Inc. *	5,357	86

Universal Forest Products, Inc.	6,998	168
USG Corp. *	24,709	166
		2,530

Chemicals – 1.8%

A. Schulman, Inc.	11,367	193

Aceto Corp.	8,399	44

American Vanguard Corp.	8,779	98

Arch Chemicals, Inc.	8,207	385

Balchem Corp.	10,413	389

Chemtura Corp. *	34,408	345

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Chemicals – 1.8% – continued

Codexis, Inc. *	8,609	$39

Ferro Corp. *	31,527	194

Georgia Gulf Corp. *	12,335	171

H.B. Fuller Co.	17,741	323

Hawkins, Inc.	3,254	104

Innophos Holdings, Inc.	7,758	309

Innospec, Inc. *	8,195	198

KMG Chemicals, Inc.	2,593	32

Kraton Performance Polymers, Inc. *	11,675	189

Landec Corp. *	10,387	55

Minerals Technologies, Inc.	6,626	326

NewMarket Corp.	3,200	486

Olin Corp.	28,408	512

OM Group, Inc. *	11,119	289

Omnova Solutions, Inc. *	15,461	55

PolyOne Corp.	32,548	349

Quaker Chemical Corp.	4,438	115

Sensient Technologies Corp.	17,819	580

Spartech Corp. *	10,863	35

Stepan Co.	2,816	189

TPC Group, Inc. *	4,590	92

Zep, Inc.	7,938	119
Zoltek Cos., Inc. *	9,419	61
		6,276

Coal – 0.2%

Cloud Peak Energy, Inc. *	21,665	367

Hallador Energy Co.	1,335	11

James River Coal Co. *	12,194	78

L&L Energy, Inc. *	9,234	25

Patriot Coal Corp. *	32,461	275

SunCoke Energy, Inc. *	4,738	52
Westmoreland Coal Co. *	3,391	26
		834

Commercial Services – 6.3%

ABM Industries, Inc.	19,034	363

Acacia Research – Acacia Technologies *	15,100	543

Accretive Health, Inc. *	14,391	306

Advance America Cash Advance Centers, Inc.	20,379	150

Advisory Board (The) Co. *	5,706	368

Albany Molecular Research, Inc. *	6,458	18

American Public Education, Inc. *	6,256	213

American Reprographics Co. *	12,744	43

AMN Healthcare Services, Inc. *	14,104	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Commercial Services – 6.3% – continued

Arbitron, Inc.	9,769	$323

Ascent Capital Group, Inc., Class A *	5,204	205

AVEO Pharmaceuticals, Inc. *	11,655	179

Avis Budget Group, Inc. *	37,017	358

Barrett Business Services, Inc.	2,193	31

Bridgepoint Education, Inc. *	6,358	111

Capella Education Co. *	5,882	167

Cardtronics, Inc. *	15,446	354

CBIZ, Inc. *	14,422	95

CDI Corp.	4,022	43

Cenveo, Inc. *	18,706	56

Chemed Corp.	7,637	420

Consolidated Graphics, Inc. *	3,233	118

Convergys Corp. *	37,770	354

Corinthian Colleges, Inc. *	25,648	40

Corporate Executive Board (The) Co.	12,475	372

Corvel Corp. *	2,280	97

CoStar Group, Inc. *	8,999	468

CRA International, Inc. *	3,757	75

Cross Country Healthcare, Inc. *	9,814	41

Deluxe Corp.	18,127	337

DFC Global Corp. *	15,853	346

Dollar Thrifty Automotive Group, Inc. *	10,288	579

Electro Rent Corp.	7,703	106

Essex Rental Corp. *	5,915	15

Euronet Worldwide, Inc. *	18,672	294

ExamWorks Group, Inc. *	9,320	95

ExlService Holdings, Inc. *	5,711	126

Forrester Research, Inc.	5,429	176

Franklin Covey Co. *	4,930	37

FTI Consulting, Inc. *	14,894	548

Geo Group (The), Inc. *	23,073	428

Global Cash Access Holdings, Inc. *	23,729	61

Grand Canyon Education, Inc. *	10,765	174

Great Lakes Dredge & Dock Corp.	22,930	93

H&E Equipment Services, Inc. *	10,250	85

Hackett Group (The), Inc. *	9,429	35

Healthcare Services Group, Inc.	24,026	388

Heartland Payment Systems, Inc.	13,396	264

Heidrick & Struggles International, Inc.	6,840	112

Hill International, Inc. *	8,874	42

Hillenbrand, Inc.	22,657	417

HMS Holdings Corp. *	29,912	730

Hudson Highland Group, Inc. *	11,429	39

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Commercial Services – 6.3% – continued

Huron Consulting Group, Inc. *	8,158	$254

ICF International, Inc. *	6,775	127

Insperity, Inc.	8,568	191

Intersections, Inc.	3,125	40

K12, Inc. *	9,150	233

Kelly Services, Inc., Class A	9,525	109

Kenexa Corp. *	9,723	152

Kforce, Inc. *	11,769	115

Korn/Ferry International *	16,417	200

Landauer, Inc.	3,229	160

Lincoln Educational Services Corp.	7,864	64

Live Nation Entertainment, Inc. *	49,687	398

Mac-Gray Corp.	3,866	50

MAXIMUS, Inc.	12,088	422

McGrath Rentcorp	8,543	203

Medifast, Inc. *	5,052	82

MoneyGram International, Inc. *	28,276	66

Monro Muffler Brake, Inc.	10,889	359

Multi-Color Corp.	4,389	99

National American University Holdings, Inc.	3,327	24

National Research Corp.	829	27

Navigant Consulting, Inc. *	18,246	169

Odyssey Marine Exploration, Inc. *	26,829	66

On Assignment, Inc. *	13,219	93

PAREXEL International Corp. *	21,162	401

Pendrell Corp. *	52,307	118

PHH Corp. *	20,418	328

PRGX Global, Inc. *	6,764	32

Providence Service (The) Corp. *	4,061	43

Quad Graphics, Inc.	9,448	171

Rent-A-Center, Inc.	22,744	624

Resources Connection, Inc.	17,078	167

Rollins, Inc.	22,395	419

RPX Corp. *	3,276	68

RSC Holdings, Inc. *	23,337	166

ServiceSource International, Inc. *	3,457	46

Sotheby’s	24,097	664

Standard Parking Corp. *	6,113	96

Steiner Leisure Ltd. *	5,326	217

Stewart Enterprises, Inc., Class A	28,157	168

Strayer Education, Inc.	4,393	337

SuccessFactors, Inc. *	29,474	678

Swisher Hygiene, Inc. *	29,205	118

Team Health Holdings, Inc. *	9,137	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Commercial Services – 6.3% – continued

Team, Inc. *	7,339	$154

TeleTech Holdings, Inc. *	8,734	133

TMS International Corp., Class A *	4,438	32

TNS, Inc. *	8,916	168

Transcend Services, Inc. *	3,378	76

TrueBlue, Inc. *	15,720	178

United Rentals, Inc. *	22,415	377

Universal Technical Institute, Inc. *	7,414	101

Valassis Communications, Inc. *	17,613	330

Viad Corp.	7,683	130

Wright Express Corp. *	13,747	523

Zillow, Inc. *	1,458	40
Zipcar, Inc. *	3,548	64
		22,515

Computers – 1.9%

3D Systems Corp. *	15,308	214

Agilysys, Inc. *	6,600	47

CACI International, Inc., Class A *	11,090	554

CIBER, Inc. *	21,796	66

Computer Task Group, Inc. *	5,549	62

Cray, Inc. *	12,057	64

Digimarc Corp. *	2,054	52

Dot Hill Systems Corp. *	19,887	30

Dynamics Research Corp. *	3,155	28

Echelon Corp. *	12,586	88

Electronics for Imaging, Inc. *	16,205	218

iGate Corp.	10,642	123

Imation Corp. *	10,363	76

Immersion Corp. *	10,027	60

Insight Enterprises, Inc. *	16,278	247

Jack Henry & Associates, Inc.	30,754	891

KEYW Holding (The) Corp. *	6,370	45

LivePerson, Inc. *	18,244	182

Magma Design Automation, Inc. *	25,485	116

Manhattan Associates, Inc. *	7,783	258

Maxwell Technologies, Inc. *	9,794	180

Mentor Graphics Corp. *	34,640	333

Mercury Computer Systems, Inc. *	10,564	122

MTS Systems Corp.	5,355	164

NCI, Inc., Class A *	2,573	31

Ness Technologies, Inc. *	11,668	89

Netscout Systems, Inc. *	14,025	160

OCZ Technology Group, Inc. *	17,817	86

Quantum Corp. *	84,066	152

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Computers – 1.9% – continued

Radisys Corp. *	6,335	$39

RealD, Inc. *	14,436	135

Rimage Corp.	3,513	44

Silicon Graphics International Corp. *	10,684	127

Spansion, Inc., Class A *	18,355	224

STEC, Inc. *	14,127	143

Stratasys, Inc. *	7,522	140

Stream Global Services, Inc. *	2,308	5

Super Micro Computer, Inc. *	9,362	117

SYKES Enterprises, Inc. *	15,509	232

Synaptics, Inc. *	11,949	286

Syntel, Inc.	5,290	229

Unisys Corp. *	15,124	237

Virtusa Corp. *	5,201	69

Wave Systems Corp., Class A *	28,125	66
Xyratex Ltd.	10,350	96
		6,927

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	8,559	243

Inter Parfums, Inc.	5,868	91
Revlon, Inc., Class A *	4,100	51
		385

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. *	16,604	265

Brightpoint, Inc. *	24,491	226

Core-Mark Holding Co., Inc. *	3,967	121

Houston Wire & Cable Co.	6,166	71

MWI Veterinary Supply, Inc. *	4,582	315

Owens & Minor, Inc.	22,527	642

Pool Corp.	17,519	459

Rentrak Corp. *	3,109	39

Scansource, Inc. *	10,071	298

School Specialty, Inc. *	5,543	39

Titan Machinery, Inc. *	5,361	96

United Stationers, Inc.	16,365	446
Watsco, Inc.	10,016	512
		3,529

Diversified Financial Services – 1.9%

Aircastle Ltd.	21,395	204

Apollo Residential Mortgage, Inc. *	4,084	67

Artio Global Investors, Inc.	10,902	87

BGC Partners, Inc., Class A	28,454	172

Calamos Asset Management, Inc., Class A	6,690	67

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Diversified Financial Services – 1.9% – continued

CIFC Corp. *	4,227	$18

Cohen & Steers, Inc.	6,333	182

Cowen Group, Inc., Class A *	24,368	66

Credit Acceptance Corp. *	2,284	147

Diamond Hill Investment Group, Inc.	853	59

Doral Financial Corp. *	44,334	48

Duff & Phelps Corp., Class A	10,774	115

Edelman Financial Group, Inc.	10,102	65

Encore Capital Group, Inc. *	5,550	121

Epoch Holding Corp.	5,295	72

Evercore Partners, Inc., Class A	7,310	167

FBR & Co. *	18,592	44

Federal Agricultural Mortgage Corp., Class C	3,630	69

Financial Engines, Inc. *	13,864	251

First Marblehead (The) Corp. *	16,389	17

FXCM, Inc., Class A	5,862	82

Gain Capital Holdings, Inc. *	3,640	23

GAMCO Investors, Inc., Class A	2,597	102

GFI Group, Inc.	25,683	103

Gleacher & Co., Inc. *	27,173	32

Higher One Holdings, Inc. *	10,548	172

Imperial Holdings, Inc. *	6,012	14

INTL. FCStone, Inc. *	4,898	102

Investment Technology Group, Inc. *	15,417	151

JMP Group, Inc.	4,427	26

KBW, Inc.	12,727	176

Knight Capital Group, Inc., Class A *	35,461	431

Ladenburg Thalmann Financial Services, Inc. *	39,106	61

MarketAxess Holdings, Inc.	10,076	262

Marlin Business Services Corp. *	3,659	39

Medley Capital Corp.	3,656	37

MF Global Holdings Ltd. *	59,355	245

National Financial Partners Corp. *	15,664	171

Nelnet, Inc., Class A	8,921	168

Netspend Holdings, Inc. *	10,401	54

NewStar Financial, Inc. *	10,064	94

Nicholas Financial, Inc.	3,302	32

Ocwen Financial Corp. *	26,789	354

Oppenheimer Holdings, Inc., Class A	3,539	57

Piper Jaffray Cos. *	5,641	101

Portfolio Recovery Associates, Inc. *	6,149	383

Pzena Investment Management, Inc., Class A	1,914	6

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Diversified Financial Services – 1.9% – continued

SeaCube Container Leasing Ltd.	3,556	$43

Stifel Financial Corp. *	19,027	505

SWS Group, Inc.	10,715	50

Virtus Investment Partners, Inc. *	1,921	103

Walter Investment Management Corp.	9,332	214

Westwood Holdings Group, Inc.	2,354	81
World Acceptance Corp. *	5,375	301
		6,813

Electric – 2.2%

Allete, Inc.	11,451	419

Ameresco, Inc., Class A *	6,168	63

Atlantic Power Corp.	24,537	348

Avista Corp.	20,303	484

Black Hills Corp.	14,009	429

Central Vermont Public Service Corp.	4,684	165

CH Energy Group, Inc.	5,656	295

Cleco Corp.	21,555	736

Dynegy, Inc. *	36,407	150

El Paso Electric Co.	14,842	476

Empire District Electric (The) Co.	14,887	289

EnerNOC, Inc. *	8,050	72

IDACORP, Inc.	17,638	666

MGE Energy, Inc.	8,238	335

NorthWestern Corp.	13,039	416

Ormat Technologies, Inc.	6,250	101

Otter Tail Corp.	12,731	233

Pike Electric Corp. *	6,157	42

PNM Resources, Inc.	30,819	506

Portland General Electric Co.	26,610	630

UIL Holdings Corp.	17,995	593

Unisource Energy Corp.	13,070	472
Unitil Corp.	3,799	98
		8,018

Electrical Components & Equipment – 1.0%

A123 Systems, Inc. *	30,634	105

Active Power, Inc. *	27,811	36

Acuity Brands, Inc.	15,832	571

Advanced Energy Industries, Inc. *	15,059	130

American Superconductor Corp. *	15,325	60

Belden, Inc.	16,883	435

Capstone Turbine Corp. *	90,179	90

Coleman Cable, Inc. *	2,492	21

Encore Wire Corp.	6,341	130

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Electrical Components & Equipment – 1.0% – continued

Ener1, Inc. *	21,367	$3

EnerSys *	18,004	360

Generac Holdings, Inc. *	8,639	163

Graham Corp.	3,568	59

Insteel Industries, Inc.	6,337	64

Littelfuse, Inc.	8,167	328

Powell Industries, Inc. *	2,992	93

Power-One, Inc. *	23,776	107

PowerSecure International, Inc. *	6,725	32

Satcon Technology Corp. *	29,851	28

Universal Display Corp. *	13,645	654

Valence Technology, Inc. *	23,585	25
Vicor Corp.	6,917	61
		3,555

Electronics – 2.0%

American Science & Engineering, Inc.	3,207	196

Analogic Corp.	4,389	199

Badger Meter, Inc.	5,503	159

Bel Fuse, Inc., Class B	3,984	62

Benchmark Electronics, Inc. *	22,191	289

Brady Corp., Class A	16,727	442

Checkpoint Systems, Inc. *	14,798	201

Coherent, Inc. *	8,961	385

CTS Corp.	11,576	94

Cymer, Inc. *	10,893	405

Daktronics, Inc.	12,164	104

DDi Corp.	5,775	42

Electro Scientific Industries, Inc. *	7,830	93

FARO Technologies, Inc. *	5,747	181

FEI Co. *	13,819	414

Fluidigm Corp. *	2,290	32

Identive Group, Inc. *	13,756	27

II-VI, Inc. *	18,692	327

Kemet Corp. *	15,268	109

LeCroy Corp. *	5,688	45

Measurement Specialties, Inc. *	5,295	138

Methode Electronics, Inc.	12,499	93

Microvision, Inc. *	39,859	27

Multi-Fineline Electronix, Inc. *	3,428	68

Newport Corp. *	13,007	141

NVE Corp. *	1,610	98

OSI Systems, Inc. *	6,584	221

Park Electrochemical Corp.	7,004	150

Plexus Corp. *	12,982	294

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Electronics – 2.0% – continued

Pulse Electronics Corp.	14,834	$42

Rofin-Sinar Technologies, Inc. *	10,464	201

Rogers Corp. *	5,769	226

Sanmina-SCI Corp. *	28,633	191

SRS Labs, Inc. *	3,508	25

Stoneridge, Inc. *	9,222	48

Taser International, Inc. *	20,683	89

TTM Technologies, Inc. *	17,942	171

Viasystems Group, Inc. *	1,321	23

Vishay Precision Group, Inc. *	4,275	56

Watts Water Technologies, Inc., Class A	10,643	284

Woodward, Inc.	21,829	598

X-Rite, Inc. *	10,129	38

Zagg, Inc. *	7,787	77
Zygo Corp. *	6,324	73
		7,178

Energy – Alternate Sources – 0.2%

Amyris, Inc. *	6,058	123

Clean Energy Fuels Corp. *	18,193	202

FuelCell Energy, Inc. *	48,241	40

FutureFuel Corp.	6,521	68

Gevo, Inc. *	1,881	10

Green Plains Renewable Energy, Inc. *	8,248	77

Headwaters, Inc. *	21,472	31

KiOR, Inc., Class A *	3,836	80

REX American Resources Corp. *	1,981	33

Solazyme, Inc. *	3,719	36
Syntroleum Corp. *	32,637	28
		728

Engineering & Construction – 0.7%

Argan, Inc. *	3,345	34

Dycom Industries, Inc. *	12,240	187

EMCOR Group, Inc. *	23,841	485

Exponent, Inc. *	5,104	211

Granite Construction, Inc.	13,387	251

Insituform Technologies, Inc., Class A *	14,034	163

Layne Christensen Co. *	7,196	166

MasTec, Inc. *	20,280	357

Michael Baker Corp. *	2,902	56

Mistras Group, Inc. *	5,120	90

MYR Group, Inc. *	6,944	123

Orion Marine Group, Inc. *	9,232	53

Sterling Construction Co., Inc. *	5,726	64

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Engineering & Construction – 0.7% – continued

Tutor Perini Corp.	10,830	$124
VSE Corp.	1,511	39
		2,403

Entertainment – 0.8%

Churchill Downs, Inc.	4,365	170

Cinemark Holdings, Inc.	33,064	624

International Speedway Corp., Class A	10,243	234

Isle of Capri Casinos, Inc. *	7,052	34

Lions Gate Entertainment Corp. *	15,724	108

Multimedia Games Holding Co., Inc. *	10,548	43

National CineMedia, Inc.	20,038	291

Pinnacle Entertainment, Inc. *	23,451	213

Scientific Games Corp., Class A *	20,173	144

Shuffle Master, Inc. *	20,132	169

Six Flags Entertainment Corp.	14,869	412

Speedway Motorsports, Inc.	3,737	45
Vail Resorts, Inc.	12,775	483
		2,970

Environmental Control – 0.9%

Calgon Carbon Corp. *	20,382	297

Casella Waste Systems, Inc., Class A *	9,066	48

Clean Harbors, Inc. *	16,624	853

Darling International, Inc. *	41,495	522

Energy Recovery, Inc. *	17,752	53

EnergySolutions, Inc. *	29,153	103

Fuel Tech, Inc. *	6,486	38

Heckmann Corp. *	32,641	173

Heritage-Crystal Clean, Inc. *	1,572	29

Metalico, Inc. *	13,459	53

Met-Pro Corp.	4,827	41

Mine Safety Appliances Co.	9,524	257

Rentech, Inc. *	81,117	63

Tetra Tech, Inc. *	21,824	409

TRC Cos., Inc. *	6,078	18

US Ecology, Inc.	6,345	98
WCA Waste Corp. *	5,644	24
		3,079

Food – 2.1%

Arden Group, Inc., Class A	362	29

B&G Foods, Inc.	16,804	280

Calavo Growers, Inc.	4,000	82

Cal-Maine Foods, Inc.	5,005	157

Chiquita Brands International, Inc. *	16,097	134

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Food – 2.1% – continued

Diamond Foods, Inc.	7,865	$628

Dole Food Co., Inc. *	12,660	127

Fresh Del Monte Produce, Inc.	13,139	305

Fresh Market (The), Inc. *	10,102	385

Hain Celestial Group (The), Inc. *	12,723	389

Imperial Sugar Co.	4,504	29

Ingles Markets, Inc., Class A	4,344	62

J & J Snack Foods Corp.	5,066	243

Lancaster Colony Corp.	6,682	408

Lifeway Foods, Inc. *	1,174	13

M&F Worldwide Corp. *	3,748	92

Nash Finch Co.	4,528	122

Pilgrim’s Pride Corp.*	16,457	70

Ruddick Corp.	17,385	678

Sanderson Farms, Inc.	8,055	383

Seaboard Corp.	110	198

Seneca Foods Corp., Class A *	3,056	60

Senomyx, Inc. *	16,199	57

Smart Balance, Inc. *	21,835	129

Snyders-Lance, Inc.	16,950	353

Spartan Stores, Inc.	8,130	126

Tootsie Roll Industries, Inc.	8,626	208

TreeHouse Foods, Inc. *	12,475	771

United Natural Foods, Inc. *	17,245	639

Village Super Market, Inc., Class A	2,160	52

Weis Markets, Inc.	3,755	139
Winn-Dixie Stores, Inc. *	19,870	118
		7,466

Forest Products & Paper – 0.6%

Boise, Inc.	38,322	198

Buckeye Technologies, Inc.	13,986	337

Clearwater Paper Corp. *	8,259	281

Deltic Timber Corp.	3,815	228

KapStone Paper and Packaging Corp. *	13,894	193

Neenah Paper, Inc.	5,300	75

P.H. Glatfelter Co.	16,309	215

Schweitzer-Mauduit International, Inc.	5,796	324

Verso Paper Corp. *	5,017	8

Wausau Paper Corp.	18,385	118
Xerium Technologies, Inc. *	3,830	40
		2,017

Gas – 1.4%

Chesapeake Utilities Corp.	3,559	143

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Gas – 1.4% – continued

Laclede Group (The), Inc.	8,108	$314

New Jersey Resources Corp.	14,619	622

Nicor, Inc.	15,997	880

Northwest Natural Gas Co.	9,607	424

Piedmont Natural Gas Co., Inc.	25,442	735

South Jersey Industries, Inc.	10,666	531

Southwest Gas Corp.	16,256	588
WGL Holdings, Inc.	18,133	708
		4,945

Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	8,511	309

Healthcare – Products – 3.7%

Abaxis, Inc. *	8,010	184

ABIOMED, Inc. *	11,394	126

Accuray, Inc. *	23,695	95

Affymetrix, Inc. *	25,268	124

Align Technology, Inc. *	21,968	333

Alphatec Holdings, Inc. *	18,908	40

Angiodynamics, Inc. *	9,444	124

Arthrocare Corp. *	9,850	283

AtriCure, Inc. *	4,855	47

Atrion Corp.	577	120

Bacterin International Holdings, Inc. *	7,888	16

Biolase Technology, Inc. *	9,982	30

BioMimetic Therapeutics, Inc. *	6,507	21

Caliper Life Sciences, Inc. *	19,122	200

Cantel Medical Corp.	4,745	100

CardioNet, Inc. *	9,472	28

Cardiovascular Systems, Inc. *	4,605	52

Cepheid, Inc. *	22,023	855

Cerus Corp. *	15,175	32

Chindex International, Inc. *	4,476	39

Columbia Laboratories, Inc. *	25,434	50

Conceptus, Inc. *	11,981	125

CONMED Corp. *	10,450	240

CryoLife, Inc. *	10,707	48

Cyberonics, Inc. *	10,137	287

Cynosure, Inc., Class A *	2,894	29

Delcath Systems, Inc. *	17,077	57

DexCom, Inc. *	23,674	284

Endologix, Inc. *	17,262	173

Exactech, Inc. *	2,883	41

Female Health (The) Co.	5,713	23

Genomic Health, Inc. *	5,872	129

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Healthcare – Products – 3.7% – continued

Greatbatch, Inc. *	8,574	$172

Haemonetics Corp. *	9,079	531

Hanger Orthopedic Group, Inc. *	12,323	233

Hansen Medical, Inc. *	16,004	53

HeartWare International, Inc. *	4,377	282

ICU Medical, Inc. *	4,338	160

Insulet Corp. *	16,735	255

Integra LifeSciences Holdings Corp. *	7,241	259

Invacare Corp.	9,975	230

IRIS International, Inc. *	6,683	60

Kensey Nash Corp. *	3,047	75

Luminex Corp. *	13,293	295

MAKO Surgical Corp. *	11,428	391

Masimo Corp.	18,745	406

Medical Action Industries, Inc. *	5,412	27

Medtox Scientific, Inc.	2,566	34

Merge Healthcare, Inc. *	18,854	115

Meridian Bioscience, Inc.	14,438	227

Merit Medical Systems, Inc. *	14,654	193

Natus Medical, Inc. *	10,262	98

Neoprobe Corp. *	33,634	100

NuVasive, Inc. *	14,383	246

NxStage Medical, Inc. *	16,217	338

OraSure Technologies, Inc. *	17,891	142

Orthofix International N.V. *	6,360	219

Palomar Medical Technologies, Inc. *	7,756	61

PSS World Medical, Inc. *	19,349	381

Quidel Corp. *	9,876	162

Rockwell Medical Technologies, Inc. *	5,565	45

Solta Medical, Inc. *	21,670	27

SonoSite, Inc. *	4,780	145

Spectranetics Corp. *	11,961	85

Staar Surgical Co. *	12,613	98

Stereotaxis, Inc. *	16,244	18

STERIS Corp.	20,962	614

SurModics, Inc. *	4,837	44

Symmetry Medical, Inc. *	12,895	100

Synergetics USA, Inc. *	7,759	42

Synovis Life Technologies, Inc. *	4,169	70

Tornier N.V. *	3,661	75

Unilife Corp. *	20,676	87

Uroplasty, Inc. *	7,184	35

Vascular Solutions, Inc. *	6,640	76

Volcano Corp.*	18,489	548

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Healthcare – Products – 3.7% – continued

West Pharmaceutical Services, Inc.	12,016	$446

Wright Medical Group, Inc. *	13,711	245

Young Innovations, Inc.	1,964	56
Zoll Medical Corp. *	7,936	300
		13,236

Healthcare – Services – 1.7%

Air Methods Corp. *	4,003	255

Alliance HealthCare Services, Inc. *	9,445	11

Almost Family, Inc. *	2,704	45

Amedisys, Inc. *	10,420	154

American Dental Partners, Inc. *	5,506	53

Amsurg Corp. *	11,071	249

Assisted Living Concepts, Inc., Class A	6,462	82

Bio-Reference Labs, Inc. *	8,762	161

Capital Senior Living Corp. *	9,502	59

Centene Corp. *	17,662	506

Continucare Corp. *	10,441	67

Emeritus Corp. *	11,409	161

Ensign Group (The), Inc.	5,603	129

Five Star Quality Care, Inc. *	14,679	37

Gentiva Health Services, Inc. *	10,925	60

HealthSouth Corp. *	33,964	507

Healthspring, Inc. *	24,031	876

Healthways, Inc. *	12,747	125

IPC The Hospitalist Co., Inc. *	6,010	215

Kindred Healthcare, Inc. *	19,171	165

LHC Group, Inc. *	5,550	95

Magellan Health Services, Inc. *	11,326	547

Metropolitan Health Networks, Inc. *	15,868	72

Molina Healthcare, Inc. *	9,628	149

National Healthcare Corp.	3,498	113

Neostem, Inc. *	17,832	12

RadNet, Inc. *	10,465	26

Select Medical Holdings Corp. *	15,325	102

Skilled Healthcare Group, Inc., Class A *	6,609	24

Sun Healthcare Group, Inc. *	8,506	23

Sunrise Senior Living, Inc. *	20,601	95

Triple-S Management Corp., Class B *	7,164	120

U.S. Physical Therapy, Inc.	4,227	78

Universal American Corp.	11,743	118

Vanguard Health Systems, Inc. *	10,840	110
WellCare Health Plans, Inc. *	15,053	572
		6,173

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	13,925	$169

Harbinger Group, Inc. *	2,123	11
Primoris Services Corp.	9,253	97
		277

Home Builders – 0.3%

Beazer Homes USA, Inc. *	25,267	38

Cavco Industries, Inc. *	2,650	91

Hovnanian Enterprises, Inc., Class A *	21,522	26

KB Home	26,668	156

M/I Homes, Inc. *	6,231	37

MDC Holdings, Inc.	12,979	220

Meritage Homes Corp. *	9,694	147

Ryland Group (The), Inc.	15,656	167

Skyline Corp.	2,597	25

Standard Pacific Corp. *	35,405	88
Winnebago Industries, Inc. *	9,942	69
		1,064

Home Furnishings – 0.4%

American Woodmark Corp.	3,363	41

Audiovox Corp., Class A *	6,453	35

DTS, Inc. *	6,446	160

Ethan Allen Interiors, Inc.	8,483	116

Furniture Brands International, Inc. *	16,088	33

Kimball International, Inc., Class B	10,911	53

La-Z-Boy, Inc. *	17,827	132

Sealy Corp. *	17,673	26

Select Comfort Corp. *	19,562	273

Skullcandy, Inc. *	3,420	48

TiVo, Inc. *	42,558	398
Universal Electronics, Inc. *	5,293	87
		1,402

Household Products/Wares – 0.5%

A.T. Cross Co., Class A *	3,316	37

ACCO Brands Corp. *	19,759	94

American Greetings Corp., Class A	14,127	261

Blyth, Inc.	1,933	107

Central Garden and Pet Co., Class A *	16,318	116

CSS Industries, Inc.	2,947	49

Ennis, Inc.	9,188	120

Helen of Troy Ltd. *	11,129	280

Oil-Dri Corp. of America	1,562	29

Prestige Brands Holdings, Inc. *	18,910	171

Spectrum Brands Holdings, Inc. *	6,086	144

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Household Products/Wares – 0.5% – continued

Summer Infant, Inc. *	4,871	$32
WD-40 Co.	5,964	238
		1,678

Housewares – 0.0%

Libbey, Inc. *	6,841	72
Lifetime Brands, Inc.	3,393	33
		105

Insurance – 2.7%

Alterra Capital Holdings Ltd.	32,201	611

American Equity Investment Life Holding Co.	23,677	207

American Safety Insurance Holdings Ltd. *	4,081	75

AMERISAFE, Inc. *	6,647	122

Amtrust Financial Services, Inc.	8,310	185

Argo Group International Holdings Ltd.	9,786	278

Baldwin & Lyons, Inc., Class B	2,992	64

Citizens, Inc. *	12,985	83

CNO Financial Group, Inc. *	79,660	431

Crawford & Co., Class B	10,418	56

Delphi Financial Group, Inc., Class A	17,390	374

Donegal Group, Inc., Class A	3,114	37

eHealth, Inc. *	7,623	104

EMC Insurance Group, Inc.	1,400	26

Employers Holdings, Inc.	13,570	173

Enstar Group Ltd. *	2,380	227

FBL Financial Group, Inc., Class A	4,422	118

First American Financial Corp.	37,408	479

Flagstone Reinsurance Holdings S.A.	19,523	151

Fortegra Financial Corp. *	1,168	6

FPIC Insurance Group, Inc. *	2,857	120

Global Indemnity PLC *	5,228	89

Greenlight Capital Re Ltd., Class A *	9,850	204

Hallmark Financial Services, Inc. *	3,705	27

Harleysville Group, Inc.	4,279	252

Hilltop Holdings, Inc. *	14,054	101

Horace Mann Educators Corp.	14,076	161

Independence Holding Co.	2,715	20

Infinity Property & Casualty Corp.	4,383	230

Kansas City Life Insurance Co.	1,426	44

Maiden Holdings Ltd.	17,539	130

Meadowbrook Insurance Group, Inc.	19,456	173

MGIC Investment Corp. *	70,090	131

Montpelier Re Holdings Ltd.	22,218	393

National Interstate Corp.	2,476	54

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Insurance – 2.7% – continued

National Western Life Insurance Co., Class A	825	$112

Navigators Group (The), Inc. *	4,011	173

OneBeacon Insurance Group Ltd., Class A	7,774	106

Phoenix (The) Cos., Inc. *	46,761	57

Platinum Underwriters Holdings Ltd.	13,067	402

PMI Group (The), Inc. *	47,574	10

Presidential Life Corp.	8,483	70

Primerica, Inc.	11,956	258

Primus Guaranty Ltd. *	8,788	46

ProAssurance Corp.	10,825	780

Radian Group, Inc.	46,346	101

RLI Corp.	6,561	417

Safety Insurance Group, Inc.	4,758	180

SeaBright Holdings, Inc.	7,767	56

Selective Insurance Group, Inc.	18,951	247

State Auto Financial Corp.	4,911	65

Stewart Information Services Corp.	6,071	54

Symetra Financial Corp.	23,674	193

Tower Group, Inc.	13,214	302

United Fire & Casualty Co.	7,489	132
Universal Insurance Holdings, Inc.	6,698	26
		9,723

Internet – 2.6%

1-800-Flowers.com, Inc., Class A *	10,412	24

AboveNet, Inc.	8,274	443

Active Network (The), Inc. *	4,283	63

Ancestry.com, Inc. *	11,374	267

Archipelago Learning, Inc. *	4,908	41

Bankrate, Inc. *	8,168	124

Blue Coat Systems, Inc. *	15,977	222

Blue Nile, Inc. *	4,559	161

Boingo Wireless, Inc. *	2,077	15

BroadSoft, Inc. *	8,269	251

Cogent Communications Group, Inc. *	16,300	219

comScore, Inc. *	11,044	186

Constant Contact, Inc. *	10,722	185

DealerTrack Holdings, Inc. *	14,815	232

Dice Holdings, Inc. *	16,714	131

Digital River, Inc. *	14,438	299

Earthlink, Inc.	38,748	253

ePlus, Inc. *	1,323	33

eResearch Technology, Inc. *	16,980	76

Global Sources Ltd. *	4,067	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Internet – 2.6% – continued

HealthStream, Inc. *	5,305	$68

ICG Group, Inc. *	13,336	123

Infospace, Inc. *	12,716	106

interCLICK, Inc. *	7,126	40

Internap Network Services Corp. *	17,919	88

IntraLinks Holdings, Inc. *	11,056	83

j2 Global Communications, Inc.	16,515	444

Keynote Systems, Inc.	5,211	110

KIT Digital, Inc. *	12,286	103

Limelight Networks, Inc. *	23,714	56

Lionbridge Technologies, Inc. *	20,493	50

Liquidity Services, Inc. *	6,956	223

LoopNet, Inc. *	5,656	97

ModusLink Global Solutions, Inc.	14,851	52

Move, Inc. *	54,352	79

NIC, Inc.	23,430	268

Nutrisystem, Inc.	9,540	116

OpenTable, Inc. *	8,408	387

Openwave Systems, Inc. *	30,728	48

Orbitz Worldwide, Inc. *	9,172	20

Overstock.com, Inc. *	4,083	38

Perficient, Inc. *	8,525	62

Quepasa Corp. *	2,441	8

QuinStreet, Inc. *	9,599	99

ReachLocal, Inc. *	3,501	38

RealNetworks, Inc.	6,945	59

Responsys, Inc. *	3,322	36

S1 Corp. *	19,359	178

Saba Software, Inc. *	11,385	66

Safeguard Scientifics, Inc. *	7,172	108

Sapient Corp.	39,160	397

Shutterfly, Inc. *	10,603	437

Sourcefire, Inc. *	10,349	277

SPS Commerce, Inc. *	2,917	47

Stamps.com, Inc.	3,527	72

support.com, Inc. *	15,582	31

TechTarget, Inc. *	4,576	26

TeleCommunication Systems, Inc., Class A *	17,023	59

Towerstream Corp. *	15,379	39

Travelzoo, Inc. *	1,917	42

United Online, Inc.	32,600	170

US Auto Parts Network, Inc. *	4,667	24

ValueClick, Inc. *	27,606	430

VASCO Data Security International, Inc. *	8,823	45

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Internet – 2.6% – continued

VirnetX Holding Corp. *	14,714	$221

Vocus, Inc. *	6,214	104

Web.com Group, Inc. *	10,073	70

Websense, Inc. *	14,497	251

XO Group, Inc. *	11,499	94
Zix Corp. *	25,742	69
		9,411

Investment Companies – 0.8%

Apollo Investment Corp.	69,373	522

Arlington Asset Investment Corp., Class A	2,247	54

BlackRock Kelso Capital Corp.	26,729	195

Capital Southwest Corp.	1,133	84

Fifth Street Finance Corp.	26,419	246

Gladstone Capital Corp.	6,786	47

Gladstone Investment Corp.	7,785	53

Golub Capital BDC, Inc.	3,509	52

Harris & Harris Group, Inc. *	10,489	37

Hercules Technology Growth Capital, Inc.	16,584	141

Kohlberg Capital Corp.	6,656	39

Main Street Capital Corp.	7,210	128

MCG Capital Corp.	27,596	109

Medallion Financial Corp.	5,308	49

MVC Capital, Inc.	8,074	85

New Mountain Finance Corp.	2,553	32

NGP Capital Resources Co.	7,157	47

PennantPark Investment Corp.	15,955	142

Prospect Capital Corp.	39,184	330

Solar Capital Ltd.	13,208	266

Solar Senior Capital Ltd.	2,487	36

THL Credit, Inc.	3,726	41

TICC Capital Corp.	11,153	91
Triangle Capital Corp.	8,096	123
		2,949

Iron/Steel – 0.0%

Metals USA Holdings Corp. *	4,073	36

Shiloh Industries, Inc.	1,537	14
Universal Stainless & Alloy *	2,510	64
		114

Leisure Time – 0.4%

Ambassadors Group, Inc.	6,540	37

Arctic Cat, Inc. *	4,458	65

Black Diamond, Inc. *	4,705	31

Brunswick Corp.	31,708	445

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Leisure Time – 0.4% – continued

Callaway Golf Co.	23,002	$119

Interval Leisure Group, Inc. *	14,284	190

Johnson Outdoors, Inc., Class A *	1,267	19

Life Time Fitness, Inc. *	15,054	555

Marine Products Corp. *	2,500	9
Town Sports International Holdings, Inc. *	7,187	52
		1,522

Lodging – 0.3%

Ameristar Casinos, Inc.	11,975	192

Boyd Gaming Corp. *	18,868	92

Gaylord Entertainment Co. *	12,395	240

Marcus (The) Corp.	7,817	78

Monarch Casino & Resort, Inc. *	2,782	27

Morgans Hotel Group Co. *	7,036	42

Orient-Express Hotels Ltd., Class A *	35,107	243
Red Lion Hotels Corp. *	4,160	28
		942

Machinery – Construction & Mining – 0.1%
Astec Industries, Inc. *	7,076	207

Machinery – Diversified – 1.3%

Alamo Group, Inc.	2,047	42

Albany International Corp., Class A	9,741	178

Altra Holdings, Inc. *	9,542	110

Applied Industrial Technologies, Inc.	15,141	411

Briggs & Stratton Corp.	17,723	239

Cascade Corp.	3,278	109

Chart Industries, Inc. *	10,434	440

Cognex Corp.	14,791	401

Columbus McKinnon Corp. *	7,416	81

DXP Enterprises, Inc. *	2,964	56

Flow International Corp. *	16,679	37

Global Power Equipment Group, Inc. *	5,471	127

Gorman-Rupp (The) Co.	5,261	130

Hurco Cos., Inc. *	2,247	46

Intermec, Inc. *	20,639	135

Intevac, Inc. *	11,110	78

iRobot Corp. *	8,731	220

Kadant, Inc. *	4,470	79

Lindsay Corp.	4,511	243

Middleby Corp. *	6,666	470

NACCO Industries, Inc., Class A	2,175	138

Robbins & Myers, Inc.	13,964	485

Sauer-Danfoss, Inc. *	4,181	121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Machinery – Diversified – 1.3% – continued

Tecumseh Products Co., Class A *	5,912	$43

Tennant Co.	6,711	237
Twin Disc, Inc.	2,999	80
		4,736

Media – 0.7%

AH Belo Corp., Class A	6,556	27

Belo Corp., Class A	34,436	168

Cambium Learning Group, Inc. *	4,558	14

Central European Media Enterprises Ltd., Class A *	12,731	99

Courier Corp.	3,419	22

Crown Media Holdings, Inc., Class A *	8,182	12

Cumulus Media, Inc., Class A *	6,013	17

Demand Media, Inc. *	2,573	21

DG FastChannel, Inc. *	10,141	172

Dolan (The) Co. *	10,859	98

E.W. Scripps (The) Co., Class A *	12,305	86

Entercom Communications Corp., Class A *	7,865	41

Entravision Communications Corp., Class A *	18,339	19

Fisher Communications, Inc. *	3,097	69

Gray Television, Inc. *	19,581	31

Journal Communications, Inc., Class A *	15,298	45

Knology, Inc. *	10,834	141

LIN TV Corp., Class A *	11,289	25

Martha Stewart Living Omnimedia, Inc., Class A *	7,829	24

McClatchy (The) Co., Class A *	19,705	26

Meredith Corp.	13,159	298

New York Times (The) Co., Class A *	49,375	287

Nexstar Broadcasting Group, Inc., Class A *	4,512	30

Outdoor Channel Holdings, Inc. *	3,953	23

Saga Communications, Inc., Class A *	1,283	38

Scholastic Corp.	9,369	263

Sinclair Broadcast Group, Inc., Class A	17,434	125

Value Line, Inc.	300	3

Westwood One, Inc. *	1,499	5
World Wrestling Entertainment, Inc., Class A	9,633	86
		2,315

Metal Fabrication/Hardware – 0.8%

A.M. Castle & Co. *	5,599	61

Ampco-Pittsburgh Corp.	3,441	70

CIRCOR International, Inc.	6,063	178

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Metal Fabrication/Hardware – 0.8% – continued

Dynamic Materials Corp.	5,148	$81

Furmanite Corp. *	12,154	66

Haynes International, Inc.	4,322	188

Kaydon Corp.	11,776	338

L.B. Foster Co., Class A	3,436	76

Lawson Products, Inc.	1,494	20

Mueller Industries, Inc.	13,230	511

Mueller Water Products, Inc., Class A	57,741	143

NN, Inc. *	5,847	29

Northwest Pipe Co. *	3,265	66

Olympic Steel, Inc.	3,298	56

Omega Flex, Inc. *	662	9

RBC Bearings, Inc. *	8,051	274

RTI International Metals, Inc. *	11,055	258

Sun Hydraulics Corp.	6,973	142
Worthington Industries, Inc.	19,949	279
		2,845

Mining – 1.3%

AMCOL International Corp.	8,463	203

Century Aluminum Co. *	17,771	159

Coeur d’Alene Mines Corp. *	31,773	681

General Moly, Inc. *	26,481	77

Globe Specialty Metals, Inc.	22,660	329

Gold Resource Corp.	10,416	174

Golden Minerals Co. *	10,756	80

Golden Star Resources Ltd. *	90,463	168

Hecla Mining Co. *	99,009	531

Horsehead Holding Corp. *	15,153	113

Jaguar Mining, Inc. *	31,089	146

Kaiser Aluminum Corp.	5,876	260

Materion Corp. *	7,191	163

Midway Gold Corp. *	31,537	63

Noranda Aluminum Holding Corp. *	7,811	65

Paramount Gold and Silver Corp. *	40,518	96

Revett Minerals, Inc. *	8,656	33

Stillwater Mining Co. *	36,607	311

Thompson Creek Metals Co., Inc. *	54,506	331

United States Lime & Minerals, Inc. *	837	33

Uranerz Energy Corp. *	22,310	31

Uranium Energy Corp. *	25,797	71

Uranium Resources, Inc. *	32,163	22

Ur-Energy, Inc. *	35,832	32

US Gold Corp. *	36,386	146

USEC, Inc. *	41,101	66

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Mining – 1.3% – continued
Vista Gold Corp. *	24,620	$82
		4,466

Miscellaneous Manufacturing – 2.2%

A.O. Smith Corp.	13,522	433

Actuant Corp., Class A	24,465	483

American Railcar Industries, Inc. *	3,190	49

Ameron International Corp.	3,224	274

AZZ, Inc.	4,571	177

Barnes Group, Inc.	19,435	374

Blount International, Inc. *	17,789	238

Brink’s (The) Co.	16,331	381

Ceradyne, Inc. *	8,638	232

Chase Corp.	2,268	24

CLARCOR, Inc.	17,937	742

Colfax Corp. *	8,669	176

Eastman Kodak Co. *	97,235	76

EnPro Industries, Inc. *	7,170	213

ESCO Technologies, Inc.	10,319	263

Fabrinet *	7,055	132

Federal Signal Corp.	22,015	97

FreightCar America, Inc. *	4,160	60

GP Strategies Corp. *	5,363	54

Griffon Corp. *	16,555	136

Handy & Harman Ltd. *	2,001	20

Hexcel Corp. *	34,921	774

John Bean Technologies Corp.	10,034	143

Koppers Holdings, Inc.	7,591	194

LSB Industries, Inc. *	6,731	193

Lydall, Inc. *	6,133	55

Matthews International Corp., Class A	10,308	317

Metabolix, Inc. *	11,910	52

Movado Group, Inc.	6,288	77

Myers Industries, Inc.	12,107	123

NL Industries, Inc.	2,645	33

Park-Ohio Holdings Corp. *	2,840	34

PMFG, Inc. *	6,798	107

Raven Industries, Inc.	6,533	315

Smith & Wesson Holding Corp. *	20,583	52

Standex International Corp.	4,600	143

STR Holdings, Inc. *	10,526	85

Sturm Ruger & Co., Inc.	6,647	173

Tredegar Corp.	8,155	121
Trimas Corp. *	8,847	131
		7,756

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Office Furnishings – 0.4%

Herman Miller, Inc.	20,698	$370

HNI Corp.	16,075	308

Interface, Inc., Class A	19,178	227

Knoll, Inc.	17,475	239
Steelcase, Inc., Class A	27,539	174
		1,318

Oil & Gas – 3.1%

Abraxas Petroleum Corp. *	31,390	83

Alon USA Energy, Inc.	3,966	24

Apco Oil and Gas International, Inc.	3,309	246

Approach Resources, Inc. *	7,758	132

ATP Oil & Gas Corp. *	15,814	122

Berry Petroleum Co., Class A	18,434	652

Bill Barrett Corp. *	16,607	602

BPZ Resources, Inc. *	38,761	107

Callon Petroleum Co. *	15,497	60

CAMAC Energy, Inc. *	19,824	12

Carrizo Oil & Gas, Inc. *	13,954	301

Cheniere Energy, Inc. *	30,431	157

Clayton Williams Energy, Inc. *	2,012	86

Comstock Resources, Inc. *	17,225	266

Contango Oil & Gas Co. *	4,298	235

Crimson Exploration, Inc. *	7,845	17

CVR Energy, Inc. *	31,061	657

Delek U.S. Holdings, Inc.	4,853	55

Endeavour International Corp. *	12,897	103

Energy Partners Ltd. *	9,963	110

Energy XXI Bermuda Ltd. *	27,456	589

Evolution Petroleum Corp. *	6,353	45

FX Energy, Inc. *	19,071	79

Gastar Exploration Ltd. *	19,968	60

GeoResources, Inc. *	6,956	124

GMX Resources, Inc. *	24,845	56

Goodrich Petroleum Corp. *	9,058	107

Gulfport Energy Corp. *	14,888	360

Harvest Natural Resources, Inc. *	12,560	108

Hercules Offshore, Inc. *	42,997	126

Houston American Energy Corp.	5,896	81

Hyperdynamics Corp. *	57,136	211

Isramco, Inc. *	444	26

Kodiak Oil & Gas Corp. *	74,435	388

Magnum Hunter Resources Corp. *	38,551	128

McMoRan Exploration Co. *	35,062	348

Miller Energy Resources, Inc. *	10,862	29

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Oil & Gas – 3.1% – continued

Northern Oil and Gas, Inc. *	22,546	$437

Oasis Petroleum, Inc. *	21,123	472

Panhandle Oil and Gas, Inc., Class A	2,641	75

Parker Drilling Co. *	41,126	181

Penn Virginia Corp.	17,465	97

Petroleum Development Corp. *	8,586	166

Petroquest Energy, Inc. *	19,218	106

Pioneer Drilling Co. *	22,419	161

Resolute Energy Corp. *	15,971	181

Rex Energy Corp. *	12,128	153

Rosetta Resources, Inc. *	19,084	653

Stone Energy Corp. *	17,527	284

Swift Energy Co. *	15,139	368

Triangle Petroleum Corp. *	15,052	54

U.S. Energy Corp. *	9,943	23

Vaalco Energy, Inc. *	18,962	92

Vantage Drilling Co. *	60,793	76

Venoco, Inc. *	10,235	90

Voyager Oil & Gas, Inc. *	16,522	35

W&T Offshore, Inc.	12,084	166

Warren Resources, Inc. *	24,872	60

Western Refining, Inc. *	19,164	239
Zion Oil & Gas, Inc. *	8,877	17
		11,078

Oil & Gas Services – 1.5%

Basic Energy Services, Inc. *	8,460	120

C&J Energy Services, Inc. *	4,233	70

Cal Dive International, Inc. *	32,460	62

Complete Production Services, Inc. *	27,773	523

Dawson Geophysical Co. *	2,848	67

Dril-Quip, Inc. *	12,106	653

Exterran Holdings, Inc. *	23,410	228

Flotek Industries, Inc. *	17,245	81

Geokinetics, Inc. *	3,754	9

Global Geophysical Services, Inc. *	6,312	50

Global Industries Ltd. *	37,084	294

Gulf Island Fabrication, Inc.	5,164	107

Helix Energy Solutions Group, Inc. *	37,522	492

Hornbeck Offshore Services, Inc. *	8,148	203

ION Geophysical Corp. *	47,561	225

Key Energy Services, Inc. *	44,852	426

Lufkin Industries, Inc.	10,747	572

Matrix Service Co. *	10,120	86

Mitcham Industries, Inc. *	4,141	46

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Oil & Gas Services – 1.5% – continued

Natural Gas Services Group, Inc. *	4,172	$53

Newpark Resources, Inc. *	32,999	201

OYO Geospace Corp. *	1,536	86

Targa Resources Corp.	5,892	175

Tesco Corp. *	11,217	130

Tetra Technologies, Inc. *	27,113	209

Thermon Group Holdings, Inc. *	3,552	49

Union Drilling, Inc. *	5,121	24
Willbros Group, Inc. *	13,642	57
		5,298

Packaging & Containers – 0.1%

AEP Industries, Inc. *	1,893	42
Graphic Packaging Holding Co. *	58,871	203
		245

Pharmaceuticals – 3.2%

Achillion Pharmaceuticals, Inc. *	16,832	79

Acura Pharmaceuticals, Inc. *	1,968	7

Akorn, Inc. *	20,591	161

Alimera Sciences, Inc. *	3,986	32

Alkermes PLC *	34,162	521

Allos Therapeutics, Inc. *	25,564	47

Amicus Therapeutics, Inc. *	5,553	21

Ampio Pharmaceuticals, Inc. *	6,891	46

Anacor Pharmaceuticals, Inc. *	3,816	22

Antares Pharma, Inc. *	38,463	89

Anthera Pharmaceuticals, Inc. *	7,786	37

Ardea Biosciences, Inc. *	5,820	91

Array Biopharma, Inc. *	17,335	34

Auxilium Pharmaceuticals, Inc. *	17,406	261

AVANIR Pharmaceuticals, Inc., Class A *	42,948	123

AVI BioPharma, Inc. *	49,931	56

BioScrip, Inc. *	15,994	102

Biospecifics Technologies Corp. *	1,534	25

Cadence Pharmaceuticals, Inc. *	13,205	87

Corcept Therapeutics, Inc. *	14,250	44

Cornerstone Therapeutics, Inc. *	2,321	15

Cytori Therapeutics, Inc. *	18,068	53

Depomed, Inc. *	20,258	109

Durect Corp. *	29,239	47

Dusa Pharmaceuticals, Inc. *	8,509	31

Dyax Corp. *	36,274	46

Endocyte, Inc. *	6,345	67

Furiex Pharmaceuticals, Inc. *	3,368	48

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Pharmaceuticals – 3.2% – continued

Hi-Tech Pharmacal Co., Inc. *	3,562	$120

Idenix Pharmaceuticals, Inc. *	19,003	95

Impax Laboratories, Inc. *	23,335	418

Infinity Pharmaceuticals, Inc. *	7,201	51

Ironwood Pharmaceuticals, Inc. *	18,628	201

Isis Pharmaceuticals, Inc. *	36,379	247

ISTA Pharmaceuticals, Inc. *	11,657	40

Jazz Pharmaceuticals, Inc. *	7,959	330

Keryx Biopharmaceuticals, Inc. *	23,980	72

KV Pharmaceutical Co., Class A *	17,821	24

Lannett Co., Inc. *	5,839	22

MannKind Corp. *	26,756	101

MAP Pharmaceuticals, Inc. *	7,590	111

Medicis Pharmaceutical Corp., Class A	21,876	798

Medivation, Inc. *	11,608	197

Nabi Biopharmaceuticals *	14,199	24

Nature’s Sunshine Products, Inc. *	3,866	54

Nektar Therapeutics *	41,866	203

Neogen Corp. *	8,426	293

Neurocrine Biosciences, Inc. *	16,742	100

Nutraceutical International Corp. *	2,816	36

Obagi Medical Products, Inc. *	6,283	57

Omega Protein Corp. *	6,620	60

Onyx Pharmaceuticals, Inc. *	22,470	674

Opko Health, Inc. *	37,875	164

Optimer Pharmaceuticals, Inc. *	16,044	222

Orexigen Therapeutics, Inc. *	9,228	18

Osiris Therapeutics, Inc. *	4,908	25

Pacira Pharmaceuticals, Inc. *	1,725	17

Pain Therapeutics, Inc. *	13,204	63

Par Pharmaceutical Cos., Inc. *	13,016	346

Pernix Therapeutics Holdings *	1,545	14

Pharmacyclics, Inc. *	15,931	188

PharMerica Corp. *	10,942	156

Pozen, Inc. *	8,573	21

Progenics Pharmaceuticals, Inc. *	10,282	59

Questcor Pharmaceuticals, Inc. *	19,017	518

Raptor Pharmaceutical Corp. *	11,342	51

Rigel Pharmaceuticals, Inc. *	23,742	175

Sagent Pharmaceuticals, Inc. *	2,287	46

Salix Pharmaceuticals Ltd. *	20,743	614

Santarus, Inc. *	19,271	54

Savient Pharmaceuticals, Inc. *	25,163	103

Schiff Nutrition International, Inc. *	3,702	41

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Pharmaceuticals – 3.2% – continued

Sciclone Pharmaceuticals, Inc. *	11,759	$45

SIGA Technologies, Inc. *	11,661	38

Spectrum Pharmaceuticals, Inc. *	19,021	145

Sucampo Pharmaceuticals, Inc., Class A *	6,117	23

Synta Pharmaceuticals Corp. *	8,465	28

Synutra International, Inc. *	6,799	36

Targacept, Inc. *	10,199	153

Theravance, Inc. *	24,578	495

USANA Health Sciences, Inc. *	2,495	69

Vanda Pharmaceuticals, Inc. *	10,231	51

Viropharma, Inc. *	25,123	454

Vivus, Inc. *	31,165	252

XenoPort, Inc. *	12,652	75

Zalicus, Inc. *	23,268	23
Zogenix, Inc. *	2,181	4
		11,415

Pipelines – 0.1%

Crosstex Energy, Inc.	14,684	198
SemGroup Corp., Class A *	14,983	299
		497

Real Estate – 0.2%

Avatar Holdings, Inc. *	2,718	22

Consolidated-Tomoka Land Co.	1,575	42

Forestar Group, Inc. *	12,129	132

HFF, Inc., Class A *	9,982	87

Kennedy-Wilson Holdings, Inc.	8,569	91
Sovran Self Storage, Inc.	9,974	371
		745

Real Estate Investment Trusts – 8.5%

Acadia Realty Trust	14,236	266

AG Mortgage Investment Trust, Inc.	2,237	42

Agree Realty Corp.	3,727	81

Alexander’s, Inc.	743	268

American Assets Trust, Inc.	11,526	207

American Campus Communities, Inc.	24,168	899

American Capital Mortgage Investment Corp.	2,841	47

Anworth Mortgage Asset Corp.	45,509	309

Apollo Commercial Real Estate Finance, Inc.	6,949	92

ARMOUR Residential REIT, Inc.	27,492	187

Ashford Hospitality Trust, Inc.	20,218	142

Associated Estates Realty Corp.	14,686	227

BioMed Realty Trust, Inc.	46,649	773

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Real Estate Investment Trusts – 8.5% – continued

Campus Crest Communities, Inc.	11,610	$126

CapLease, Inc.	23,598	85

Capstead Mortgage Corp.	30,220	349

CBL & Associates Properties, Inc.	52,829	600

Cedar Shopping Centers, Inc.	18,499	58

Chatham Lodging Trust	5,185	51

Chesapeake Lodging Trust	11,175	135

Cogdell Spencer, Inc.	16,243	61

Colonial Properties Trust	29,731	540

Colony Financial, Inc.	12,166	157

Coresite Realty Corp.	6,901	99

Cousins Properties, Inc.	33,604	197

CreXus Investment Corp.	19,767	176

CubeSmart	35,040	299

CYS Investments, Inc.	29,461	356

DCT Industrial Trust, Inc.	86,366	379

DiamondRock Hospitality Co.	59,747	418

DuPont Fabros Technology, Inc.	20,929	412

Dynex Capital, Inc.	13,801	111

EastGroup Properties, Inc.	9,669	369

Education Realty Trust, Inc.	26,669	229

Entertainment Properties Trust	16,426	640

Equity Lifestyle Properties, Inc.	10,798	677

Equity One, Inc.	19,353	307

Excel Trust, Inc.	10,645	102

Extra Space Storage, Inc.	33,347	621

FelCor Lodging Trust, Inc. *	43,125	101

First Industrial Realty Trust, Inc. *	31,494	252

First Potomac Realty Trust	18,193	227

Franklin Street Properties Corp.	25,627	290

Getty Realty Corp.	8,904	128

Gladstone Commercial Corp.	3,715	58

Glimcher Realty Trust	39,554	280

Government Properties Income Trust	12,836	276

Hatteras Financial Corp.	26,729	673

Healthcare Realty Trust, Inc.	27,870	470

Hersha Hospitality Trust	49,180	170

Highwoods Properties, Inc.	25,710	727

Home Properties, Inc.	17,066	969

Hudson Pacific Properties, Inc.	7,737	90

Inland Real Estate Corp.	28,455	208

Invesco Mortgage Capital, Inc.	40,610	574

Investors Real Estate Trust	27,777	200

iStar Financial, Inc. *	34,067	198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Real Estate Investment Trusts – 8.5% – continued

Kilroy Realty Corp.	20,800	$651

Kite Realty Group Trust	18,919	69

LaSalle Hotel Properties	30,294	582

Lexington Realty Trust	43,442	284

LTC Properties, Inc.	11,081	281

Medical Properties Trust, Inc.	40,021	358

MFA Financial, Inc.	126,696	889

Mid-America Apartment Communities, Inc.	13,031	785

Mission West Properties, Inc.	6,186	47

Monmouth Real Estate Investment Corp., Class A	13,149	104

MPG Office Trust, Inc. *	17,322	37

National Health Investors, Inc.	8,768	369

National Retail Properties, Inc.	33,879	910

Newcastle Investment Corp.	37,353	152

NorthStar Realty Finance Corp.	32,509	107

Omega Healthcare Investors, Inc.	35,938	573

One Liberty Properties, Inc.	3,776	55

Parkway Properties, Inc.	7,399	82

Pebblebrook Hotel Trust	18,517	290

Pennsylvania Real Estate Investment Trust	19,590	151

PennyMac Mortgage Investment Trust	10,355	165

Post Properties, Inc.	17,622	612

Potlatch Corp.	14,414	454

PS Business Parks, Inc.	6,680	331

RAIT Financial Trust	12,616	43

Ramco-Gershenson Properties Trust	13,818	113

Redwood Trust, Inc.	28,287	316

Resource Capital Corp.	24,592	123

Retail Opportunity Investments Corp.	15,406	171

RLJ Lodging Trust	9,477	121

Sabra Health Care REIT, Inc.	12,688	121

Saul Centers, Inc.	2,504	85

STAG Industrial, Inc.	5,552	57

Starwood Property Trust, Inc.	33,219	570

Strategic Hotels & Resorts, Inc. *	63,707	275

Summit Hotel Properties, Inc.	9,907	70

Sun Communities, Inc.	7,705	271

Sunstone Hotel Investors, Inc. *	42,979	245

Tanger Factory Outlet Centers, Inc.	30,617	796

Terreno Realty Corp.	3,423	44

Two Harbors Investment Corp.	49,950	441

UMH Properties, Inc.	4,296	39

Universal Health Realty Income Trust	4,430	149

Urstadt Biddle Properties, Inc., Class A	8,858	141

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Real Estate Investment Trusts – 8.5% – continued

Washington Real Estate Investment Trust	23,198	$654

Whitestone REIT, Class B	2,634	29
Winthrop Realty Trust	10,062	87
		30,284

Retail – 6.5%

99 Cents Only Stores *	16,917	312

Aeropostale, Inc. *	29,176	315

AFC Enterprises, Inc. *	8,313	98

America’s Car-Mart, Inc. *	3,203	93

ANN, Inc. *	18,477	422

Asbury Automotive Group, Inc. *	10,064	166

Ascena Retail Group, Inc. *	22,360	605

Barnes & Noble, Inc.	10,050	119

Bebe Stores, Inc.	14,204	95

Benihana, Inc., Class A *	4,673	40

Big 5 Sporting Goods Corp.	7,505	46

Biglari Holdings, Inc. *	420	124

BJ’s Restaurants, Inc. *	8,625	380

Bob Evans Farms, Inc.	10,532	300

Body Central Corp. *	4,059	74

Bon-Ton Stores (The), Inc.	4,447	22

Bravo Brio Restaurant Group, Inc. *	6,675	111

Brown Shoe Co., Inc.	15,223	108

Buckle (The), Inc.	9,374	361

Buffalo Wild Wings, Inc. *	6,510	389

Build-A-Bear Workshop, Inc. *	6,306	32

Cabela’s, Inc. *	15,567	319

Caribou Coffee Co., Inc. *	4,558	54

Carrols Restaurant Group, Inc. *	5,055	45

Casey’s General Stores, Inc.	13,508	590

Cash America International, Inc.	10,388	531

Casual Male Retail Group, Inc. *	15,224	57

Cato (The) Corp., Class A	10,114	228

CEC Entertainment, Inc.	6,985	199

Charming Shoppes, Inc. *	39,435	103

Cheesecake Factory (The), Inc. *	20,577	507

Children’s Place Retail Stores (The), Inc. *	9,396	437

Christopher & Banks Corp.	12,882	45

Citi Trends, Inc. *	5,099	60

Coinstar, Inc. *	11,471	459

Coldwater Creek, Inc. *	22,666	28

Collective Brands, Inc. *	21,500	279

Conn’s, Inc. *	4,382	31

Cost Plus, Inc. *	6,606	42

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Retail – 6.5% – continued

Cracker Barrel Old Country Store, Inc.	8,211	$329

Denny’s Corp. *	34,660	115

Destination Maternity Corp.	3,612	47

DineEquity, Inc. *	5,327	205

Domino’s Pizza, Inc. *	21,930	598

Einstein Noah Restaurant Group, Inc.	2,412	31

Express, Inc.	19,822	402

Ezcorp, Inc., Class A *	16,582	473

Finish Line (The), Inc., Class A	18,595	372

First Cash Financial Services, Inc. *	11,075	465

Francesca’s Holdings Corp. *	3,556	75

Fred’s, Inc., Class A	14,037	150

Genesco, Inc. *	8,519	439

GNC Holdings, Inc., Class A *	7,877	158

Gordmans Stores, Inc. *	1,676	20

Group 1 Automotive, Inc.	8,416	299

Haverty Furniture Cos., Inc.	6,449	64

hhgregg, Inc. *	6,269	61

Hibbett Sports, Inc. *	9,874	335

HOT Topic, Inc.	16,210	124

HSN, Inc. *	14,171	470

Jack in the Box, Inc. *	16,812	335

Jamba, Inc. *	22,949	30

Jos. A. Bank Clothiers, Inc. *	9,850	459

Kenneth Cole Productions, Inc., Class A *	2,663	29

Kirkland’s, Inc. *	6,020	55

Krispy Kreme Doughnuts, Inc. *	20,698	141

Lithia Motors, Inc., Class A	8,403	121

Liz Claiborne, Inc. *	32,868	164

Luby’s, Inc. *	6,707	28

Lumber Liquidators Holdings, Inc. *	8,660	131

MarineMax, Inc. *	8,706	56

McCormick & Schmick’s Seafood

Restaurants, Inc. *	5,353	37

Men’s Wearhouse (The), Inc.	18,343	478

New York & Co., Inc. *	9,087	29

Nu Skin Enterprises, Inc., Class A	19,471	789

O’Charleys, Inc. *	7,266	43

Office Depot, Inc. *	101,692	210

OfficeMax, Inc. *	30,484	148

P.F. Chang’s China Bistro, Inc.	8,673	236

Pacific Sunwear of California, Inc. *	15,257	18

Pantry (The), Inc. *	8,749	106

Papa John’s International, Inc. *	7,166	218

PC Connection, Inc. *	2,905	23

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Retail – 6.5% – continued

Penske Automotive Group, Inc.	16,218	$260

Pep Boys – Manny, Moe & Jack (The)	18,481	182

PetMed Express, Inc.	8,514	77

Pier 1 Imports, Inc. *	38,081	372

Pricesmart, Inc.	6,359	396

Red Robin Gourmet Burgers, Inc. *	4,497	108

Regis Corp.	20,203	285

Rite Aid Corp. *	217,146	213

Ruby Tuesday, Inc. *	23,084	165

Rue21, Inc. *	5,382	122

Rush Enterprises, Inc., Class A *	11,414	162

Ruth’s Hospitality Group, Inc. *	11,042	47

Saks, Inc. *	41,336	362

Shoe Carnival, Inc. *	3,096	73

Sonic Automotive, Inc., Class A	14,257	154

Sonic Corp. *	22,781	161

Stage Stores, Inc.	13,199	183

Stein Mart, Inc.	9,464	59

Steinway Musical Instruments, Inc. *	2,353	51

Susser Holdings Corp. *	3,306	66

Syms Corp. *	2,286	20

Systemax, Inc. *	3,958	50

Talbots, Inc. *	28,041	76

Teavana Holdings, Inc. *	2,536	52

Texas Roadhouse, Inc.	22,769	301

Tuesday Morning Corp. *	15,219	54

Vera Bradley, Inc. *	7,294	263

Vitamin Shoppe, Inc. *	8,859	332

West Marine, Inc. *	5,399	42

Wet Seal (The), Inc., Class A *	34,409	154

Winmark Corp.	685	32

World Fuel Services Corp.	24,963	815

Zale Corp. *	11,198	32
Zumiez, Inc. *	7,575	133
		23,196

Savings & Loans – 1.0%

Abington Bancorp, Inc.	7,634	55

Astoria Financial Corp.	31,234	240

Bank Mutual Corp.	16,651	43

BankFinancial Corp.	6,071	40

Beneficial Mutual Bancorp, Inc. *	12,114	90

Berkshire Hills Bancorp, Inc.	7,791	144

BofI Holding, Inc. *	3,056	41

Brookline Bancorp, Inc.	21,881	169

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Savings & Loans – 1.0% – continued

Cape Bancorp, Inc. *	3,914	$28

Charter Financial Corp.	2,399	22

Clifton Savings Bancorp, Inc.	3,564	33

Dime Community Bancshares, Inc.	11,912	121

ESB Financial Corp.	3,912	43

ESSA Bancorp, Inc.	3,647	38

First Defiance Financial Corp. *	3,383	45

First Financial Holdings, Inc.	5,447	22

First Pactrust Bancorp, Inc.	2,961	34

Flagstar Bancorp, Inc. *	68,618	34

Flushing Financial Corp.	11,027	119

Fox Chase Bancorp, Inc.	4,992	63

Home Federal Bancorp, Inc.	5,400	42

Investors Bancorp, Inc. *	17,499	221

Kearny Financial Corp.	4,839	43

Meridian Interstate Bancorp, Inc. *	2,808	31

Northfield Bancorp, Inc.	6,264	83

Northwest Bancshares, Inc.	37,659	449

OceanFirst Financial Corp.	5,623	66

Oritani Financial Corp.	20,001	257

Provident Financial Services, Inc.	21,827	235

Provident New York Bancorp	12,855	75

Rockville Financial, Inc.	10,163	96

Roma Financial Corp.	2,224	18

Territorial Bancorp, Inc.	4,075	78

United Financial Bancorp, Inc.	5,299	73

ViewPoint Financial Group	11,984	137

Westfield Financial, Inc.	10,085	66
WSFS Financial Corp.	2,321	73
		3,467

Semiconductors – 3.4%

Advanced Analogic Technologies, Inc. *	15,112	65

Aeroflex Holding Corp. *	6,844	62

Alpha & Omega Semiconductor Ltd. *	5,113	42

Amkor Technology, Inc. *	36,432	159

Amtech Systems, Inc. *	3,283	26

Anadigics, Inc. *	23,908	52

Applied Micro Circuits Corp. *	22,070	119

ATMI, Inc. *	11,161	177

Axcelis Technologies, Inc. *	34,111	41

AXT, Inc. *	11,433	58

Brooks Automation, Inc.	23,486	191

Cabot Microelectronics Corp. *	8,283	285

Cavium, Inc. *	17,148	463

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Semiconductors – 3.4% – continued

Ceva, Inc. *	8,101	$197

Cirrus Logic, Inc. *	23,210	342

Cohu, Inc.	8,117	80

CSR PLC ADR *	2,561	33

Diodes, Inc. *	12,960	232

DSP Group, Inc. *	7,697	45

eMagin Corp. *	6,066	16

EMCORE Corp. *	30,632	30

Emulex Corp. *	30,779	197

Entegris, Inc. *	48,413	309

Entropic Communications, Inc. *	29,522	122

Exar Corp. *	12,369	71

Formfactor, Inc. *	17,281	108

FSI International, Inc. *	14,428	27

GSI Group, Inc. *	8,959	69

GSI Technology, Inc. *	7,243	36

GT Advanced Technologies, Inc. *	44,655	313

Hittite Microwave Corp. *	10,984	535

Inphi Corp. *	7,091	62

Integrated Device Technology, Inc. *	53,746	277

Integrated Silicon Solution, Inc. *	10,022	78

IXYS Corp. *	8,126	88

Kopin Corp. *	22,094	76

Kulicke & Soffa Industries, Inc. *	24,876	186

Lattice Semiconductor Corp. *	42,082	221

LTX-Credence Corp. *	19,080	101

MaxLinear, Inc., Class A *	5,636	36

Micrel, Inc.	17,306	164

Microsemi Corp. *	30,723	491

Mindspeed Technologies, Inc. *	12,248	64

MIPS Technologies, Inc. *	20,281	98

MKS Instruments, Inc.	18,670	405

Monolithic Power Systems, Inc. *	11,355	116

MoSys, Inc. *	11,715	43

Nanometrics, Inc. *	7,351	107

Netlogic Microsystems, Inc. *	24,099	1,159

Omnivision Technologies, Inc. *	20,797	292

Pericom Semiconductor Corp. *	9,918	74

Photronics, Inc. *	20,751	103

PLX Technology, Inc. *	23,509	71

Power Integrations, Inc.	10,401	318

Rambus, Inc. *	35,236	493

Richardson Electronics Ltd.	6,334	86

Rubicon Technology, Inc.*	6,936	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Semiconductors – 3.4% – continued

Rudolph Technologies, Inc. *	11,113	$74

Semtech Corp. *	23,410	494

Sigma Designs, Inc. *	12,130	95

Silicon Image, Inc. *	27,920	164

Standard Microsystems Corp. *	8,150	158

Supertex, Inc. *	4,177	72

Tessera Technologies, Inc. *	18,065	216

TriQuint Semiconductor, Inc. *	58,957	296

Ultra Clean Holdings *	8,617	37

Ultratech, Inc. *	8,681	149

Veeco Instruments, Inc. *	14,477	353
Volterra Semiconductor Corp. *	9,079	175
		12,070

Software – 4.3%

Accelrys, Inc. *	19,615	119

ACI Worldwide, Inc. *	11,731	323

Actuate Corp. *	12,031	66

Acxiom Corp. *	29,502	314

Advent Software, Inc. *	11,413	238

American Software, Inc., Class A	8,175	59

Aspen Technology, Inc. *	30,114	460

athenahealth, Inc. *	12,444	741

Avid Technology, Inc. *	11,494	89

Blackbaud, Inc.	15,986	356

Blackboard, Inc. *	12,524	559

Bottomline Technologies, Inc. *	12,496	252

Callidus Software, Inc. *	10,502	48

CommVault Systems, Inc. *	15,621	579

Computer Programs & Systems, Inc.	4,049	268

Concur Technologies, Inc. *	15,771	587

Convio, Inc. *	4,242	36

Cornerstone OnDemand, Inc. *	4,011	50

CSG Systems International, Inc. *	12,142	153

Deltek, Inc. *	8,500	51

DemandTec, Inc. *	11,219	73

Digi International, Inc. *	10,235	113

DynaVox, Inc., Class A *	2,668	10

Ebix, Inc. *	10,358	152

Ellie Mae, Inc. *	3,007	17

Envestnet, Inc. *	6,594	66

EPIQ Systems, Inc.	11,678	146

EPocrates, Inc. *	2,572	23

Fair Isaac Corp.	14,012	306

FalconStor Software, Inc. *	10,212	30

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Software – 4.3% – continued

Geeknet, Inc. *	1,532	$31

Glu Mobile, Inc. *	14,546	31

Guidance Software, Inc. *	4,087	27

inContact, Inc. *	10,981	38

InnerWorkings, Inc. *	8,559	67

Interactive Intelligence Group *	5,103	139

JDA Software Group, Inc. *	15,066	353

Mantech International Corp., Class A	8,428	264

MedAssets, Inc. *	17,841	171

Medidata Solutions, Inc. *	7,268	119

MedQuist Holdings, Inc. *	10,911	82

MicroStrategy, Inc., Class A *	2,867	327

Monotype Imaging Holdings, Inc. *	12,401	150

NetSuite, Inc. *	9,867	267

Omnicell, Inc. *	11,804	163

OPNET Technologies, Inc.	4,981	174

Parametric Technology Corp. *	42,102	648

PDF Solutions, Inc. *	8,378	34

Pegasystems, Inc.	5,813	178

Progress Software Corp. *	23,846	419

PROS Holdings, Inc. *	7,451	96

QAD, Inc., Class A *	2,801	30

QLIK Technologies, Inc. *	24,913	540

Quality Systems, Inc.	6,843	664

Quest Software, Inc. *	22,042	350

RealPage, Inc. *	10,477	214

Renaissance Learning, Inc.	4,832	81

RightNow Technologies, Inc. *	8,974	297

Rosetta Stone, Inc. *	3,705	34

Schawk, Inc.	3,748	37

SciQuest, Inc. *	4,304	64

Seachange International, Inc. *	10,462	81

Smith Micro Software, Inc. *	11,288	17

SolarWinds, Inc. *	20,253	446

SS&C Technologies Holdings, Inc. *	8,740	125

Synchronoss Technologies, Inc. *	9,706	242

SYNNEX Corp. *	9,241	242

Take-Two Interactive Software, Inc. *	26,530	337

Taleo Corp., Class A *	14,756	380

Tangoe, Inc. *	3,639	41

THQ, Inc. *	22,053	38

Tyler Technologies, Inc. *	11,650	295

Ultimate Software Group, Inc. *	9,185	429

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Software – 4.3% – continued
Verint Systems, Inc. *	7,854	$206
		15,252

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	13,544	223
Wesco Aircraft Holdings, Inc. *	7,458	81
		304

Telecommunications – 3.3%

8X8, Inc. *	21,585	88

ADTRAN, Inc.	22,852	605

Alaska Communications Systems Group, Inc.	15,386	101

Anaren, Inc. *	5,629	108

Anixter International, Inc.	10,244	486

Arris Group, Inc. *	43,421	447

Aruba Networks, Inc. *	30,207	632

Atlantic Tele-Network, Inc.	3,133	103

Aviat Networks, Inc. *	20,425	48

BigBand Networks, Inc. *	15,133	19

Black Box Corp.	6,422	137

Calix, Inc. *	12,976	101

Cbeyond, Inc. *	10,773	76

Cincinnati Bell, Inc. *	69,001	213

Communications Systems, Inc.	2,303	30

Comtech Telecommunications Corp.	9,854	277

Consolidated Communications Holdings, Inc.	9,426	170

Dialogic, Inc. *	5,523	10

DigitalGlobe, Inc. *	12,822	249

Extreme Networks, Inc. *	31,642	84

Fairpoint Communications, Inc. *	7,517	32

Finisar Corp. *	31,913	560

General Communication, Inc., Class A *	15,848	130

GeoEye, Inc. *	7,930	225

Global Crossing Ltd. *	11,067	265

Globalstar, Inc. *	36,524	15

Globecomm Systems, Inc. *	8,700	118

Harmonic, Inc. *	42,744	182

HickoryTech Corp.	4,685	45

IDT Corp., Class B	4,756	97

Infinera Corp. *	38,110	294

InterDigital, Inc.	16,203	755

Iridium Communications, Inc. *	14,917	92

Ixia *	13,319	102

KVH Industries, Inc. *	4,997	40

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Telecommunications – 3.3% – continued

Leap Wireless International, Inc. *	21,061	$145

LogMeIn, Inc. *	7,490	249

Loral Space & Communications, Inc. *	3,841	192

Meru Networks, Inc. *	3,755	31

Motricity, Inc. *	12,824	22

NeoPhotonics Corp. *	3,109	21

Netgear, Inc. *	13,209	342

Neutral Tandem, Inc. *	12,033	116

Novatel Wireless, Inc. *	10,149	31

NTELOS Holdings Corp.	10,505	186

NumereX Corp., Class A *	3,358	19

Oclaro, Inc. *	19,890	72

Oplink Communications, Inc. *	7,260	110

Opnext, Inc. *	14,724	18

ORBCOMM, Inc. *	12,174	31

PAETEC Holding Corp. *	45,379	240

Plantronics, Inc.	16,887	480

Powerwave Technologies, Inc. *	58,786	101

Preformed Line Products Co.	922	42

Premiere Global Services, Inc. *	18,116	116

Procera Networks, Inc. *	5,171	50

RF Micro Devices, Inc. *	97,662	619

RigNet, Inc. *	1,620	26

Shenandoah Telecommunications Co.	8,405	94

ShoreTel, Inc. *	18,061	90

Sonus Networks, Inc. *	77,677	169

SureWest Communications	4,906	51

Sycamore Networks, Inc.	7,159	129

Symmetricom, Inc. *	13,937	61

Tekelec *	21,361	129

TeleNav, Inc. *	5,705	51

UniTek Global Services, Inc. *	3,775	19

USA Mobility, Inc.	8,238	109

Viasat, Inc. *	12,927	431

Vonage Holdings Corp. *	47,865	124
Westell Technologies, Inc., Class A *	18,499	40
		11,692

Textiles – 0.1%

G&K Services, Inc., Class A	6,597	169
Unifirst Corp.	4,995	226
		395

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc.	10,162	192

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Toys, Games & Hobbies – 0.1% – continued
Leapfrog Enterprises, Inc. *	15,950	$54
		246

Transportation – 1.9%

Air Transport Services Group, Inc. *	18,871	82

Arkansas Best Corp.	9,486	153

Atlas Air Worldwide Holdings, Inc. *	9,411	313

Baltic Trading Ltd.	5,333	25

Bristow Group, Inc.	12,960	550

CAI International, Inc. *	3,853	45

Celadon Group, Inc.	6,873	61

Covenant Transport Group, Inc., Class A *	2,921	11

DHT Holdings, Inc.	22,189	45

Eagle Bulk Shipping, Inc. *	19,882	31

Echo Global Logistics, Inc. *	3,993	53

Excel Maritime Carriers Ltd. *	17,702	37

Forward Air Corp.	10,601	270

Frontline Ltd.	17,813	86

Genco Shipping & Trading Ltd. *	11,263	88

General Maritime Corp.	40,629	11

Genesee & Wyoming, Inc., Class A *	14,217	661

Golar LNG Ltd.	14,019	446

Gulfmark Offshore, Inc., Class A *	8,609	313

Heartland Express, Inc.	17,776	241

HUB Group, Inc., Class A *	13,004	368

International Shipholding Corp.	1,612	30

Knight Transportation, Inc.	22,199	295

Knightsbridge Tankers Ltd.	7,503	124

Marten Transport Ltd.	5,789	100

Nordic American Tankers Ltd.	17,396	245

Old Dominion Freight Line, Inc. *	16,947	491

Overseas Shipholding Group, Inc.	9,345	128

Pacer International, Inc. *	11,440	43

Patriot Transportation Holding, Inc. *	2,169	44

PHI, Inc. (Non Voting) *	4,513	86

Quality Distribution, Inc. *	5,169	46

RailAmerica, Inc. *	7,672	100

Roadrunner Transportation Systems, Inc. *	2,754	38

Saia, Inc. *	5,361	56

Scorpio Tankers, Inc. *	8,634	46

Ship Finance International Ltd.	15,594	203

Swift Transportation Co. *	29,133	188

Teekay Tankers Ltd., Class A	14,669	67

Ultrapetrol Bahamas Ltd. *	8,773	20

Universal Truckload Services, Inc.	1,500	20

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Transportation – 1.9% – continued
Werner Enterprises, Inc.	16,440	$342
		6,602

Trucking & Leasing – 0.1%

AMERCO *	2,973	186

Greenbrier Cos., Inc. *	6,281	73

TAL International Group, Inc.	7,722	192
Textainer Group Holdings Ltd.	3,926	80
		531

Water – 0.3%

American States Water Co.	6,869	233

Artesian Resources Corp., Class A	2,602	46

California Water Service Group	15,231	270

Connecticut Water Service, Inc.	2,838	71

Consolidated Water Co. Ltd.	5,307	42

Middlesex Water Co.	6,146	105

Pennichuck Corp.	1,657	46

Pico Holdings, Inc. *	8,975	184

SJW Corp.	5,068	110
York Water Co.	4,202	68
		1,175
Total Common Stocks
(Cost $376,721)		345,523

OTHER – 0.0%

Escrow DLB Oil & Gas (1)*	800	–
Escrow Gerber Scientific, Inc. (1)*	8,824	–
Total Other
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Savings & Loans – 0.0%
CSF Holdings, Inc. *	4,212	$–
Total Rights
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	429	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	9,599,107	$9,599
Total Investment Companies
(Cost $9,599)		9,599

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Bill,

0.03%, 11/17/11 (4)	$1,360	$1,360
0.05%, 5/3/12 (4)	675	675
Total Short-Term Investments
(Cost $2,035)		2,035

Total Investments – 100.2%
(Cost $388,355)		357,157
Liabilities less Other Assets – (0.2)%		(595)
NET ASSETS – 100.0%		$356,562

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,507,000 with net sales of approximately $10,908,000 during the six months ended September 30, 2011.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini	170	$10,906	Long	12/11	$(732)

At September 30, 2011, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	3.8
Energy	6.2
Financials	22.2
Health Care	12.9
Industrials	15.1
Information Technology	17.2
Materials	4.5
Telecommunication Services	1.0
Utilities	4.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2—Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3—Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$345,523	(1)	$–	$–	$345,523
Warrants	–	(2)	–	–	–
Investment Companies	9,599		–	–	9,599
Short-Term Investments	–		2,035	–	2,035

Total Investments	$355,122		$2,035	$–	$357,157

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(732)	$–	$–	$(732)

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than one thousand.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)		CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/11 (000s)

Common Stock
Insurance	$2	$–		$(16)	$14	$–	$–	$–	$–	$–	$–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8%

Advertising – 0.1%

Interpublic Group of (The) Cos., Inc.	97,676	$703
Omnicom Group, Inc.	57,785	2,129
		2,832

Aerospace/Defense – 1.9%

Boeing (The) Co.	153,665	9,298

General Dynamics Corp.	74,968	4,265

Goodrich Corp.	25,674	3,099

L-3 Communications Holdings, Inc.	21,539	1,335

Lockheed Martin Corp.	57,052	4,144

Northrop Grumman Corp.	57,690	3,009

Raytheon Co.	73,943	3,022

Rockwell Collins, Inc.	31,712	1,673
United Technologies Corp.	188,356	13,253
		43,098

Agriculture – 2.0%

Altria Group, Inc.	429,517	11,515

Archer-Daniels-Midland Co.	140,038	3,474

Lorillard, Inc.	28,706	3,178

Philip Morris International, Inc.	364,327	22,727
Reynolds American, Inc.	70,144	2,629
		43,523

Airlines – 0.1%
Southwest Airlines Co.	166,369	1,338

Apparel – 0.6%

Coach, Inc.	60,112	3,116

NIKE, Inc., Class B	78,713	6,731

Ralph Lauren Corp.	13,418	1,740
VF Corp.	17,931	2,179
		13,766

Auto Manufacturers – 0.5%

Ford Motor Co. *	789,958	7,639
PACCAR, Inc.	75,789	2,563
		10,202

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co. *	49,459	499
Johnson Controls, Inc.	141,719	3,737
		4,236

Banks – 6.1%

Bank of America Corp.	2,102,078	12,865

Bank of New York Mellon (The) Corp.	256,031	4,760

BB&T Corp.	145,270	3,099

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Banks – 6.1% – continued

Capital One Financial Corp.	94,820	$3,758

Citigroup, Inc.	605,374	15,510

Comerica, Inc.	41,795	960

Fifth Third Bancorp	190,839	1,927

First Horizon National Corp.	54,948	327

First Horizon National Corp. – (Fractional Shares) *	204,131	–

Goldman Sachs Group (The), Inc.	104,913	9,919

Huntington Bancshares, Inc.	183,981	883

JPMorgan Chase & Co.	808,978	24,366

KeyCorp	195,104	1,157

M&T Bank Corp.	26,060	1,822

Morgan Stanley	306,919	4,143

Northern Trust Corp. (1)(2)	46,249	1,618

PNC Financial Services Group, Inc.	108,814	5,244

Regions Financial Corp.	265,143	883

State Street Corp.	104,621	3,365

SunTrust Banks, Inc.	110,811	1,989

U.S. Bancorp	398,694	9,385

Wells Fargo & Co.	1,095,596	26,426
Zions Bancorporation	38,633	543
		134,949

Beverages – 2.8%

Brown-Forman Corp., Class B	21,166	1,485

Coca-Cola (The) Co.	476,216	32,173

Coca-Cola Enterprises, Inc.	65,734	1,635

Constellation Brands, Inc., Class A *	38,799	698

Dr Pepper Snapple Group, Inc.	44,348	1,720

Fortune Brands, Inc. *	31,581	1,708

Molson Coors Brewing Co., Class B	33,607	1,331
PepsiCo, Inc.	328,154	20,313
		61,063

Biotechnology – 1.3%

Amgen, Inc.	191,752	10,537

Biogen Idec, Inc. *	50,421	4,697

Celgene Corp. *	95,157	5,892

Gilead Sciences, Inc. *	159,990	6,208
Life Technologies Corp. *	37,562	1,443
		28,777

Building Materials – 0.0%
Masco Corp.	73,829	526

Chemicals – 2.0%
Air Products & Chemicals, Inc.	44,093	3,367

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Chemicals – 2.0% continued

Airgas, Inc.	14,137	$902

CF Industries Holdings, Inc.	14,801	1,826

Dow Chemical (The) Co.	245,489	5,514

E.I. du Pont de Nemours & Co.	193,140	7,720

Eastman Chemical Co.	14,210	974

Ecolab, Inc.	48,195	2,356

FMC Corp.	15,089	1,044

International Flavors & Fragrances, Inc.	17,003	956

Monsanto Co.	110,992	6,664

Mosaic (The) Co.	57,468	2,814

PPG Industries, Inc.	32,938	2,327

Praxair, Inc.	62,564	5,849

Sherwin-Williams (The) Co.	18,355	1,364
Sigma-Aldrich Corp.	25,621	1,583
		45,260

Coal – 0.2%

Alpha Natural Resources, Inc. *	47,289	836

Consol Energy, Inc.	47,565	1,614
Peabody Energy Corp.	56,017	1,898
		4,348

Commercial Services – 1.5%

Apollo Group, Inc., Class A *	25,082	993

Automatic Data Processing, Inc.	101,553	4,788

DeVry, Inc.	12,968	479

Equifax, Inc.	25,039	770

H&R Block, Inc.	64,898	864

Iron Mountain, Inc.	42,876	1,356

Mastercard, Inc., Class A	22,147	7,024

Monster Worldwide, Inc. *	24,388	175

Moody’s Corp.	41,784	1,272

Paychex, Inc.	66,345	1,750

Quanta Services, Inc. *	43,408	816

R.R. Donnelley & Sons Co.	38,815	548

Robert Half International, Inc.	29,850	633

SAIC, Inc. *	55,430	655

Total System Services, Inc.	34,498	584

Visa, Inc., Class A	106,121	9,097
Western Union (The) Co.	130,369	1,993
		33,797

Computers – 7.2%

Accenture PLC, Class A	133,734	7,045

Apple, Inc. *	192,266	73,288

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Computers – 7.2% – continued

Cognizant Technology Solutions Corp., Class A *	63,099	$3,956

Computer Sciences Corp.	31,585	848

Dell, Inc. *	321,447	4,549

EMC Corp. *	428,254	8,989

Hewlett-Packard Co.	430,710	9,669

International Business Machines Corp.	247,724	43,359

Lexmark International, Inc., Class A *	16,510	446

NetApp, Inc. *	76,639	2,601

SanDisk Corp. *	49,413	1,994

Teradata Corp. *	34,669	1,856
Western Digital Corp. *	48,324	1,243
		159,843

Cosmetics/Personal Care – 2.2%

Avon Products, Inc.	89,629	1,757

Colgate-Palmolive Co.	101,101	8,966

Estee Lauder (The) Cos., Inc., Class A	23,702	2,082
Procter & Gamble (The) Co.	569,743	35,996
		48,801

Distribution/Wholesale – 0.2%

Fastenal Co.	61,113	2,034

Genuine Parts Co.	32,967	1,674
W.W. Grainger, Inc.	12,577	1,881
		5,589

Diversified Financial Services – 1.7%

American Express Co.	215,897	9,694

Ameriprise Financial, Inc.	49,128	1,934

BlackRock, Inc.	20,865	3,088

Charles Schwab (The) Corp.	223,456	2,518

CME Group, Inc.	13,774	3,394

Discover Financial Services	112,257	2,575

E*TRADE Financial Corp. *	52,477	478

Federated Investors, Inc., Class B	20,321	356

Franklin Resources, Inc.	30,227	2,891

IntercontinentalExchange, Inc. *	15,220	1,800

Invesco Ltd.	93,489	1,450

Janus Capital Group, Inc.	41,697	250

Legg Mason, Inc.	27,263	701

NASDAQ OMX Group (The), Inc. *	26,545	614

NYSE Euronext	54,414	1,265

SLM Corp.	106,294	1,323
T. Rowe Price Group, Inc.	53,188	2,541
		36,872

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Electric – 3.5%

AES (The) Corp. *	134,009	$1,308

Ameren Corp.	50,733	1,510

American Electric Power Co., Inc.	99,613	3,787

CMS Energy Corp.	51,744	1,024

Consolidated Edison, Inc.	60,881	3,471

Constellation Energy Group, Inc.	42,256	1,608

Dominion Resources, Inc.	118,256	6,004

DTE Energy Co.	35,284	1,730

Duke Energy Corp.	274,900	5,495

Edison International	67,621	2,586

Entergy Corp.	36,726	2,435

Exelon Corp.	137,671	5,866

FirstEnergy Corp.	86,347	3,878

Integrys Energy Group, Inc.	15,729	765

NextEra Energy, Inc.	87,164	4,709

Northeast Utilities	36,420	1,226

NRG Energy, Inc. *	50,807	1,078

Pepco Holdings, Inc.	47,543	900

PG&E Corp.	83,584	3,536

Pinnacle West Capital Corp.	22,965	986

PPL Corp.	119,896	3,422

Progress Energy, Inc.	61,336	3,172

Public Service Enterprise Group, Inc.	105,137	3,508

SCANA Corp.	24,213	979

Southern Co.	177,978	7,541

TECO Energy, Inc.	43,696	749

Wisconsin Energy Corp.	47,911	1,499
Xcel Energy, Inc.	100,887	2,491
		77,263

Electrical Components & Equipment – 0.3%

Emerson Electric Co.	154,289	6,374
Molex, Inc.	28,487	580
		6,954

Electronics – 0.7%

Agilent Technologies, Inc. *	72,333	2,260

Amphenol Corp., Class A	35,198	1,435

FLIR Systems, Inc.	33,978	851

Jabil Circuit, Inc.	37,651	670

PerkinElmer, Inc.	22,289	428

Thermo Fisher Scientific, Inc. *	79,142	4,008

Tyco International Ltd.	95,670	3,898
Waters Corp. *	19,124	1,444
		14,994

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Energy – Alternate Sources – 0.0%
First Solar, Inc. *	12,162	$769

Engineering & Construction – 0.1%

Fluor Corp.	36,287	1,689
Jacobs Engineering Group, Inc. *	26,495	856
		2,545

Entertainment – 0.0%
International Game Technology	62,769	912

Environmental Control – 0.3%

Republic Services, Inc.	65,966	1,851

Stericycle, Inc. *	18,094	1,461
Waste Management, Inc.	98,408	3,204
		6,516

Food – 2.1%

Campbell Soup Co.	38,012	1,230

ConAgra Foods, Inc.	86,053	2,084

Dean Foods Co. *	39,304	349

General Mills, Inc.	134,335	5,168

H.J. Heinz Co.	66,595	3,362

Hershey (The) Co.	32,142	1,904

Hormel Foods Corp.	28,353	766

J.M. Smucker (The) Co.	23,415	1,707

Kellogg Co.	52,176	2,775

Kraft Foods, Inc., Class A	366,293	12,300

Kroger (The) Co.	126,166	2,771

McCormick & Co., Inc. (Non Voting)	27,453	1,267

Safeway, Inc.	72,333	1,203

Sara Lee Corp.	121,001	1,978

SUPERVALU, Inc.	46,096	307

Sysco Corp.	122,888	3,183

Tyson Foods, Inc., Class A	61,978	1,076
Whole Foods Market, Inc.	32,687	2,135
		45,565

Forest Products & Paper – 0.3%

International Paper Co.	90,172	2,096

MeadWestvaco Corp.	35,625	875

Plum Creek Timber Co., Inc.	33,563	1,165
Weyerhaeuser Co.	111,625	1,736
		5,872

Gas – 0.3%

CenterPoint Energy, Inc.	88,686	1,740

Nicor, Inc.	9,795	539

NiSource, Inc.	57,484	1,229

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Gas – 0.3% – continued
Sempra Energy	49,442	$2,546
		6,054

Hand/Machine Tools – 0.1%

Snap-On, Inc.	12,083	536
Stanley Black & Decker, Inc.	34,620	1,700
		2,236

Healthcare – Products – 3.6%

Baxter International, Inc.	118,260	6,639

Becton, Dickinson and Co.	45,161	3,311

Boston Scientific Corp. *	317,367	1,876

C.R. Bard, Inc.	18,176	1,591

CareFusion Corp. *	45,999	1,102

Covidien PLC	102,337	4,513

DENTSPLY International, Inc.	29,641	910

Edwards Lifesciences Corp. *	23,746	1,693

Hospira, Inc. *	33,751	1,249

Intuitive Surgical, Inc. *	8,142	2,966

Johnson & Johnson	568,267	36,204

Medtronic, Inc.	218,981	7,279

Patterson Cos., Inc.	19,976	572

St. Jude Medical, Inc.	68,182	2,468

Stryker Corp.	67,945	3,202

Varian Medical Systems, Inc. *	24,451	1,275
Zimmer Holdings, Inc. *	39,092	2,091
		78,941

Healthcare – Services – 1.3%

Aetna, Inc.	77,794	2,828

CIGNA Corp.	56,152	2,355

Coventry Health Care, Inc. *	31,001	893

DaVita, Inc. *	19,189	1,203

Humana, Inc.	34,413	2,503

Laboratory Corp. of America Holdings *	21,174	1,674

Quest Diagnostics, Inc.	32,372	1,598

Tenet Healthcare Corp. *	98,559	407

UnitedHealth Group, Inc.	223,407	10,303
WellPoint, Inc.	74,894	4,889
		28,653

Holding Companies – Diversified – 0.0%
Leucadia National Corp.	40,381	916

Home Builders – 0.1%

D.R. Horton, Inc.	56,853	514

Lennar Corp., Class A	33,032	447

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Home Builders – 0.1% – continued
Pulte Group, Inc. *	73,889	$292
		1,253

Home Furnishings – 0.1%

Harman International Industries, Inc.	14,584	417
Whirlpool Corp.	15,765	787
		1,204

Household Products/Wares – 0.4%

Avery Dennison Corp.	22,207	557

Clorox (The) Co.	27,157	1,801
Kimberly-Clark Corp.	81,093	5,759
		8,117

Housewares – 0.0%
Newell Rubbermaid, Inc.	62,086	737

Insurance – 3.5%

ACE Ltd.	70,364	4,264

Aflac, Inc.	97,333	3,402

Allstate (The) Corp.	106,412	2,521

American International Group, Inc. *	91,087	1,999

American International Group, Inc. – (Fractional Shares) *	11,638	–

AON Corp.	67,637	2,839

Assurant, Inc.	20,027	717

Berkshire Hathaway, Inc., Class B *	364,676	25,907

Chubb (The) Corp.	58,976	3,538

Cincinnati Financial Corp.	33,094	871

Genworth Financial, Inc., Class A *	98,641	566

Hartford Financial Services Group, Inc.	93,020	1,501

Lincoln National Corp.	63,620	994

Loews Corp.	64,151	2,217

Marsh & McLennan Cos., Inc.	111,892	2,970

MetLife, Inc.	219,648	6,152

Principal Financial Group, Inc.	65,045	1,475

Progressive (The) Corp.	132,393	2,351

Prudential Financial, Inc.	100,690	4,718

Torchmark Corp.	21,643	755

Travelers (The) Cos., Inc.	86,910	4,235

Unum Group	62,044	1,301
XL Group PLC	69,310	1,303
		76,596

Internet – 3.0%

Akamai Technologies, Inc. *	37,688	749

Amazon.com, Inc. *	75,367	16,296

eBay, Inc. *	238,171	7,024

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Internet – 3.0% – continued

Expedia, Inc.	39,915	$1,028

F5 Networks, Inc. *	16,997	1,208

Google, Inc., Class A *	52,250	26,876

Netflix, Inc. *	10,897	1,233

priceline.com, Inc. *	10,299	4,629

Symantec Corp. *	155,731	2,538

VeriSign, Inc.	34,348	983
Yahoo!, Inc. *	262,361	3,453
		66,017

Iron/Steel – 0.2%

AK Steel Holding Corp.	20,951	137

Allegheny Technologies, Inc.	22,178	820

Cliffs Natural Resources, Inc.	30,263	1,549

Nucor Corp.	65,025	2,057
United States Steel Corp.	30,718	676
		5,239

Leisure Time – 0.2%

Carnival Corp.	95,868	2,905
Harley-Davidson, Inc.	48,550	1,666
		4,571

Lodging – 0.3%

Marriott International, Inc., Class A	59,080	1,609

Marriott International, Inc., Class A – (Fractional Shares) *	79,497	–

Starwood Hotels & Resorts Worldwide, Inc.	40,148	1,559

Wyndham Worldwide Corp.	33,862	965
Wynn Resorts Ltd.	16,551	1,905
		6,038

Machinery – Construction & Mining – 0.5%

Caterpillar, Inc.	133,912	9,888
Joy Global, Inc.	21,980	1,371
		11,259

Machinery – Diversified – 0.6%

Cummins, Inc.	40,360	3,296

Deere & Co.	85,759	5,538

Flowserve Corp.	11,640	861

Rockwell Automation, Inc.	29,725	1,665
Roper Industries, Inc.	20,046	1,381
		12,741

Media – 2.8%

Cablevision Systems Corp., Class A	46,361	729

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Media – 2.8% – continued

CBS Corp., Class B (Non Voting)	139,388	$2,841

Comcast Corp., Class A	571,176	11,938

DIRECTV, Class A *	152,975	6,463

Discovery Communications, Inc., Class A *	56,876	2,140

Gannett Co., Inc.	50,207	478

McGraw-Hill (The) Cos., Inc.	62,214	2,551

News Corp., Class A	475,382	7,354

Scripps Networks Interactive, Inc., Class A	20,816	774

Time Warner Cable, Inc.	67,288	4,217

Time Warner, Inc.	216,674	6,494

Viacom, Inc., Class B	118,626	4,595

Walt Disney (The) Co.	384,792	11,605
Washington Post (The) Co., Class B	1,053	344
		62,523

Metal Fabrication/Hardware – 0.2%
Precision Castparts Corp.	29,980	4,661

Mining – 0.7%

Alcoa, Inc.	222,016	2,124

Freeport-McMoRan Copper & Gold, Inc.	196,779	5,992

Newmont Mining Corp.	102,463	6,445

Titanium Metals Corp.	16,640	249
Vulcan Materials Co.	26,912	742
		15,552

Miscellaneous Manufacturing – 3.3%

3M Co.	146,874	10,544

Danaher Corp.	118,028	4,950

Dover Corp.	38,904	1,813

Eaton Corp.	70,509	2,503

General Electric Co.	2,198,072	33,499

Honeywell International, Inc.	161,798	7,105

Illinois Tool Works, Inc.	101,694	4,230

Ingersoll-Rand PLC	69,235	1,945

ITT Corp.	38,908	1,634

Leggett & Platt, Inc.	30,221	598

Pall Corp.	23,828	1,010

Parker Hannifin Corp.	32,081	2,025
Textron, Inc.	58,787	1,037
		72,893

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.	41,249	776
Xerox Corp.	292,149	2,036
		2,812

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Oil & Gas – 9.1%

Anadarko Petroleum Corp.	103,118	$6,502

Apache Corp.	79,436	6,374

Cabot Oil & Gas Corp.	21,379	1,324

Chesapeake Energy Corp.	137,331	3,509

Chevron Corp.	415,583	38,450

ConocoPhillips	284,970	18,044

Denbury Resources, Inc. *	81,790	941

Devon Energy Corp.	86,634	4,803

Diamond Offshore Drilling, Inc.	14,780	809

EOG Resources, Inc.	55,521	3,942

EQT Corp.	31,139	1,662

Exxon Mobil Corp.	1,008,539	73,250

Helmerich & Payne, Inc.	21,950	891

Hess Corp.	62,487	3,278

Marathon Oil Corp.	148,771	3,210

Marathon Petroleum Corp.	74,241	2,009

Murphy Oil Corp.	39,999	1,766

Nabors Industries Ltd. *	58,691	720

Newfield Exploration Co. *	27,040	1,073

Noble Corp. *	51,754	1,519

Noble Energy, Inc.	36,842	2,608

Occidental Petroleum Corp.	168,702	12,062

Pioneer Natural Resources Co.	23,983	1,577

QEP Resources, Inc.	35,989	974

Range Resources Corp.	33,536	1,960

Rowan Cos., Inc. *	26,751	808

Southwestern Energy Co. *	72,714	2,424

Sunoco, Inc.	25,444	789

Tesoro Corp. *	28,703	559
Valero Energy Corp.	117,471	2,089
		199,926

Oil & Gas Services – 1.6%

Baker Hughes, Inc.	90,465	4,176

Cameron International Corp. *	50,972	2,117

FMC Technologies, Inc. *	50,018	1,881

Halliburton Co.	190,826	5,824

National Oilwell Varco, Inc.	87,929	4,504
Schlumberger Ltd.	280,027	16,726
		35,228

Packaging & Containers – 0.1%

Ball Corp.	33,845	1,050

Bemis Co., Inc.	20,644	605

Owens-Illinois, Inc. *	33,635	509

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Packaging & Containers – 0.1% – continued
Sealed Air Corp.	32,895	$549
		2,713

Pharmaceuticals – 5.2%

Abbott Laboratories	322,839	16,510

Allergan, Inc.	63,522	5,233

AmerisourceBergen Corp.	55,399	2,065

Bristol-Myers Squibb Co.	353,772	11,101

Cardinal Health, Inc.	71,484	2,994

Cephalon, Inc. *	16,177	1,305

Eli Lilly & Co.	212,027	7,839

Express Scripts, Inc. *	101,364	3,758

Forest Laboratories, Inc. *	57,145	1,759

McKesson Corp.	50,983	3,706

Mead Johnson Nutrition Co.	42,091	2,897

Medco Health Solutions, Inc. *	80,066	3,754

Merck & Co., Inc.	638,989	20,901

Mylan, Inc. *	87,923	1,495

Pfizer, Inc.	1,618,187	28,610
Watson Pharmaceuticals, Inc. *	25,771	1,759
		115,686

Pipelines – 0.5%

El Paso Corp.	160,017	2,797

Oneok, Inc.	21,714	1,434

Spectra Energy Corp.	135,241	3,318
Williams (The) Cos., Inc.	122,315	2,977
		10,526

Real Estate – 0.0%
CB Richard Ellis Group, Inc. *	67,387	907

Real Estate Investment Trusts – 1.6%

Apartment Investment & Management Co., Class A	25,754	570

AvalonBay Communities, Inc.	19,433	2,216

Boston Properties, Inc.	30,409	2,709

Equity Residential	61,407	3,185

HCP, Inc.	84,006	2,945

Health Care REIT, Inc.	37,233	1,743

Host Hotels & Resorts, Inc.	146,230	1,600

Kimco Realty Corp.	85,332	1,283

ProLogis, Inc.	94,870	2,301

Public Storage	29,292	3,262

Simon Property Group, Inc.	60,806	6,687

Ventas, Inc.	60,130	2,970

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Real Estate Investment Trusts – 1.6% – continued
Vornado Realty Trust	38,151	$2,847
		34,318

Retail – 6.0%

Abercrombie & Fitch Co., Class A	18,191	1,120

AutoNation, Inc. *	10,312	338

AutoZone, Inc. *	6,039	1,928

Bed Bath & Beyond, Inc. *	51,044	2,925

Best Buy Co., Inc.	62,678	1,460

Big Lots, Inc. *	14,330	499

CarMax, Inc. *	46,340	1,105

Chipotle Mexican Grill, Inc. *	6,537	1,980

Costco Wholesale Corp.	90,717	7,450

CVS Caremark Corp.	278,614	9,356

Darden Restaurants, Inc.	28,282	1,209

Family Dollar Stores, Inc.	24,843	1,264

GameStop Corp., Class A *	28,515	659

Gap (The), Inc.	71,696	1,164

Home Depot (The), Inc.	324,199	10,656

J.C. Penney Co., Inc.	29,500	790

Kohl’s Corp.	58,654	2,880

Limited Brands, Inc.	51,248	1,974

Lowe’s Cos., Inc.	261,208	5,052

Macy’s, Inc.	88,698	2,335

McDonald’s Corp.	214,064	18,799

Nordstrom, Inc.	34,163	1,561

O’Reilly Automotive, Inc. *	28,408	1,893

Ross Stores, Inc.	23,611	1,858

Sears Holdings Corp. *	8,168	470

Staples, Inc.	145,791	1,939

Starbucks Corp.	154,411	5,758

Target Corp.	139,926	6,862

Tiffany & Co.	26,556	1,615

TJX Cos., Inc.	79,326	4,400

Urban Outfitters, Inc. *	24,342	543

Walgreen Co.	187,701	6,173

Wal-Mart Stores, Inc.	364,342	18,909
Yum! Brands, Inc.	96,031	4,743
		131,667

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	111,341	630
People’s United Financial, Inc.	80,401	917
		1,547

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Semiconductors – 2.3%

Advanced Micro Devices, Inc. *	122,282	$621

Altera Corp.	67,521	2,129

Analog Devices, Inc.	62,580	1,956

Applied Materials, Inc.	273,777	2,834

Broadcom Corp., Class A *	99,738	3,320

Intel Corp.	1,088,420	23,216

KLA-Tencor Corp.	34,491	1,320

Linear Technology Corp.	47,968	1,326

LSI Corp. *	116,263	602

MEMC Electronic Materials, Inc. *	50,038	262

Microchip Technology, Inc.	40,121	1,248

Micron Technology, Inc. *	208,047	1,049

Novellus Systems, Inc. *	14,409	393

NVIDIA Corp. *	125,077	1,563

Teradyne, Inc. *	38,523	424

Texas Instruments, Inc.	239,245	6,376
Xilinx, Inc.	54,246	1,489
		50,128

Software – 3.9%

Adobe Systems, Inc. *	101,516	2,454

Autodesk, Inc. *	47,508	1,320

BMC Software, Inc. *	36,399	1,404

CA, Inc.	79,573	1,544

Cerner Corp. *	30,274	2,074

Citrix Systems, Inc. *	38,791	2,115

Compuware Corp. *	47,647	365

Dun & Bradstreet (The) Corp.	10,320	632

Electronic Arts, Inc. *	68,387	1,399

Fidelity National Information Services, Inc.	51,800	1,260

Fiserv, Inc. *	29,050	1,475

Intuit, Inc. *	63,165	2,997

Microsoft Corp.	1,546,531	38,493

Oracle Corp.	819,563	23,554

Red Hat, Inc. *	40,105	1,695
Salesforce.com, Inc. *	28,118	3,213
		85,994

Telecommunications – 5.3%

American Tower Corp., Class A *	81,693	4,395

AT&T, Inc.	1,229,571	35,067

CenturyLink, Inc.	127,711	4,230

Cisco Systems, Inc.	1,140,432	17,665

Corning, Inc.	327,025	4,042

Frontier Communications Corp.	206,983	1,265

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.8% – continued

Telecommunications – 5.3% – continued

Harris Corp.	24,830	$849

JDS Uniphase Corp. *	45,980	458

Juniper Networks, Inc. *	110,118	1,901

MetroPCS Communications, Inc. *	58,525	510

Motorola Mobility Holdings, Inc. *	54,206	2,048

Motorola Solutions, Inc.	62,576	2,622

QUALCOMM, Inc.	348,271	16,936

Sprint Nextel Corp. *	616,091	1,873

Tellabs, Inc.	80,658	346

Verizon Communications, Inc.	587,612	21,624
Windstream Corp.	106,000	1,236
		117,067

Textiles – 0.0%
Cintas Corp.	22,483	633

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	24,808	809
Mattel, Inc.	71,976	1,863
		2,672

Transportation – 1.8%

C.H. Robinson Worldwide, Inc.	34,318	2,350

CSX Corp.	227,440	4,246

Expeditors International of Washington, Inc.	43,465	1,762

FedEx Corp.	65,803	4,453

Norfolk Southern Corp.	71,906	4,388

Ryder System, Inc.	11,004	413

Union Pacific Corp.	101,448	8,285
United Parcel Service, Inc., Class B	203,399	12,845
		38,742
Total Common Stocks
(Cost $2,164,921)		2,136,977

INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	62,735,394	62,735
Total Investment Companies
(Cost $62,735)		62,735

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.04%, 11/17/11 (5)	$7,635	$7,635
Total Short-Term Investments
(Cost $7,635)		7,635

Total Investments – 100.0%
(Cost $2,235,291)		2,207,347
Liabilities less Other Assets – 0.0%		(204)
NET ASSETS – 100.0%		$2,207,143

(1)	At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,081,000. There were gross purchases of approximately $235,000 and no sales during the six months ended September 30, 2011. The net change in unrealized depreciation during the six months ended September 30, 2011, was approximately $698,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $78,989,000 with net sales of approximately $16,254,000 during the six months ended September 30, 2011.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
S&P 500 E-mini	1,245	$70,094	Long	12/11	$(3,432)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	11.7
Energy	11.6
Financials	13.6
Health Care	12.1
Industrials	10.3
Information Technology	19.4
Materials	3.4
Telecommunication Services	3.3
Utilities	4.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$2,136,977	(1)	$–	$–	$2,136,977

Investment Companies	62,735		–	–	62,735
Short-Term Investments	–		7,635	–	7,635

Total Investments	$2,199,712		$7,635	$–	$2,207,347

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3,432)		$–	$–	$(3,432)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Presented herein are the financial statements for each of the Funds.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined by taking into account other similar securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that

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might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2011, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate fair value of assets pledged to cover margin requirements for open positions was approximately $1,565,000, $2,035,000 and $7,635,000 respectively. The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2011. The aggregate fair value of cash and foreign currencies to cover margin requirements for open positions was approximately $2,470,000, $1,161,000, $315,000 and $2,641,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

There were no swaps, caps, collars or floors outstanding for any of the Funds as of or during the six months ended September 30, 2011.

Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater

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NOTES TO THE FINANCIAL STATEMENTS continued

price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2011, were approximately $1,000 and $6,000 for the Emerging Markets Equity Index and the Global Real Estate Index Funds, respectively. Redemption fees for the six months ended September 30, 2011, were less than $500 for the Global Sustainability Index Fund and the International Equity Index Fund.

Redemption fees for the fiscal year ended March 31, 2011, were $2,000 for the Emerging Markets Equity Index Fund, less than $1,000 for the Global Real Estate Index and International Equity Index Funds and $1,000 for the Global Sustainability Index Fund. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

FUND	DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs’’) gains and losses, recharacterization of dividends received from investments in Real Estate Investment Trusts (“REITs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Emerging Markets Equity Index	$(599)	$599
Global Real Estate Index	665	(665)
Global Sustainability Index	61	(61)
International Equity Index	393	(393)
Mid Cap Index	(201)	201
Small Cap Index	(66)	66
Stock Index	(203)	203

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SEPTEMBER 30, 2011 (UNAUDITED)

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010, through the fiscal year ended March 31, 2011, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year (in thousands):

Emerging Markets Equity Index	$313
International Equity Index	436

At March 31, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	March 31, 2017	March 31, 2018	March 31, 2019
Emerging Markets Equity Index	$21,905	$101,299	$4,623
Global Sustainability Index	2,202	135	2,655
International Equity Index	58,297	184,749	8,431
Mid Cap Index	—	8,518	—
Small Cap Index	—	23,075	—
Stock Index	10,737	2,470	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At November 30, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	November 30, 2016	November 30, 2017	November 30, 2018
Global Real Estate Index	$99,834	$496,445	$10,164

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$4,878	$ —	$387,281
Global Sustainability Index	437	—	16,603
International Equity Index	10,003	—	165,408
Mid Cap Index	876	—	96,163
Small Cap Index	406	—	86,141
Stock Index	663	—	276,039

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2010, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Global Real Estate Index	$2,828	$ —	$(31,859)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$25,700	$ —
Global Sustainability Index	1,310	—
International Equity Index	30,600	—
Mid Cap Index	3,700	—
Small Cap Index	2,745	—
Stock Index	30,457	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$12,000	$ —
Global Sustainability Index	850	—
International Equity Index	27,500	—
Mid Cap Index	3,535	1
Small Cap Index	2,050	—
Stock Index	22,827	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2010 and November 30, 2009 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2010 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$12,300	$ —

	NOVEMBER 30, 2009 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$15,928	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2010 through March 31, 2011 will be determined at the end of its tax year.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2008 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These fees are included in the Statement of Operations under shareholder servicing fees for the six months ended September 30, 2011.

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month Adjusted London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans.

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SEPTEMBER 30, 2011 (UNAUDITED)

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2011 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index	$4,845	1.44%
Global Real Estate Index	1,644	1.44%
Global Sustainability Index	100	1.44%
International Equity Index	3,388	0.32%

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2011, the investment adviser has contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investments adviser as a reduction to Total Expenses in the Statements of Operations. The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.35%	0.80%
Global Real Estate Index	0.35%	0.65%
Global Sustainability Index	0.35%	0.65%
International Equity Index	0.25%	0.45%
Mid Cap Index	0.20%	0.30%
Small Cap Index	0.20%	0.35%
Stock Index	0.10%	0.25%

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the table above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Emerging Markets Equity Index	0.30%
Global Real Estate Index	0.50%
Global Sustainability Index	0.30%
International Equity Index	0.25%
Mid Cap Index	0.15%
Small Cap Index	0.15%
Stock Index	0.10%

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its

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NOTES TO THE FINANCIAL STATEMENTS continued

Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to the investment advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$ —	$247,668	$ —	$234,060
Global Real Estate Index	—	52,958	—	14,132
Global Sustainability Index	—	14,903	—	8,168
International Equity Index	—	300,715	—	146,999
Mid Cap Index	—	64,135	—	29,248
Small Cap Index	—	78,736	—	50,479
Stock Index	—	368,031	—	30,557

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$163,315	$(179,418)	$(16,103)	$1,230,436
Global Real Estate Index	37,670	(142,932)	(105,262)	661,884
Global Sustainability Index	7,304	(8,413)	(1,109)	89,155
International Equity Index	133,486	(308,551)	(175,065)	1,669,964
Mid Cap Index	49,801	(72,727)	(22,926)	465,052
Small Cap Index	43,902	(78,696)	(34,794)	391,951
Stock Index	207,940	(274,769)	(66,829)	2,274,176

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SEPTEMBER 30, 2011 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	17,726	$207,864	—	$—	(16,083)	$(197,539)	1,643	$10,325
Global Real Estate Index	13,246	107,606	176	1,384	(8,606)	(69,677)	4,816	39,313
Global Sustainability Index	1,507	13,299	—	—	(643)	(5,782)	864	7,517
International Equity Index	27,629	271,213	—	—	(13,795)	(140,667)	13,834	130,546
Mid Cap Index	6,594	79,691	—	—	(3,811)	(46,341)	2,783	33,350
Small Cap Index	7,962	66,814	—	—	(5,571)	(47,436)	2,391	19,378
Stock Index	34,835	536,455	137	2,060	(13,579)	(211,127)	21,393	327,388

Transactions in capital shares for the fiscal year ended March 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	39,271	$470,348	194	$2,437	(36,777)	$(431,044)	2,688	$41,741
Global Real Estate Index	25,127	197,985	236	1,794	(15,893)	(123,552)	9,470	76,227
Global Sustainability Index	2,947	25,239	41	372	(953)	(8,233)	2,035	17,378
International Equity Index	40,681	414,472	185	1,932	(37,689)	(367,932)	3,177	48,472
Mid Cap Index	15,842	175,304	74	886	(7,452)	(81,971)	8,464	94,219
Small Cap Index	20,200	160,772	82	713	(9,343)	(73,034)	10,939	88,451
Stock Index	55,786	842,318	245	3,643	(25,364)	(367,440)	30,667	478,521

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2011:

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Emerging Markets Equity Index	Equity contracts	Net Assets - Unrealized appreciation	$286	*	Net Assets - Unrealized depreciation	$495	*	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	385		Unrealized loss on forward foreign currency exchange contracts	478		UBS
Global Real Estate Index	Equity contracts	Net Assets - Unrealized appreciation	145	*	Net Assets - Unrealized depreciation	386	*	UBS

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$33		Unrealized loss on forward foreign currency exchange contracts	$96		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Global Sustainability Index	Equity contracts	Net Assets - Unrealized appreciation	30	*	Net Assets - Unrealized depreciation	148	*	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	13		Unrealized loss on forward foreign currency exchange contracts	3		Citigroup, UBS
International Equity Index	Equity contracts	Net Assets - Unrealized appreciation	450	*	Net Assets - Unrealized depreciation	56	*	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	252		Unrealized loss on forward foreign currency exchange contracts	628		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Mid Cap Index	Equity contracts	Net Assets - Unrealized appreciation	—	*	Net Assets - Unrealized depreciation	1,035	*	UBS
Small Cap Index	Equity contracts	Net Assets - Unrealized appreciation	—	*	Net Assets - Unrealized depreciation	732	*	Citigroup
Stock Index	Equity contracts	Net Assets - Unrealized appreciation	—	*	Net Assets - Unrealized depreciation	3,432	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2011:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$(4,376)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	260
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	(3,092)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(132)
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	(172)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	4
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(5,657)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(117)
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,419)
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,364)
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	(4,779)

EQUITY INDEX FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(696)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on
		forward foreign currency exchange contracts	(73)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(847)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on
		forward foreign currency exchange contracts	(4)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(138)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on
		forward foreign currency exchange contracts	12
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	408
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on
		forward foreign currency exchange contracts	(508)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,493)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,426)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(4,358)

Volume of derivative activity for the six months ended September 30, 2011*:

	FOREIGN EXCHANGE CONTRACTS**		EQUITY CONTACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Emerging Markets Equity Index	86	$1,115	145	$972
Global Real Estate Index	187	468	308	359
Global Sustainability Index	43	154	89	179
International Equity Index	155	1,306	150	903
Mid Cap Index	—	—	108	879
Small Cap Index	—	—	120	662
Stock Index	—	—	168	2,526

*  Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts.

** Foreign	exchange contracts are defined as having a settlement period greater than two business days.

*** Amounts	in thousands.

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2011 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENT

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reason for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

11. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al (“Creditor Trust Action”), was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. Defendants in the Creditor Trust Action have filed motions to dismiss the case, which are pending. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et. al (“Litigation Trust Action”), was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Defendants in the Litigation Trust Action have also filed motions to dismiss the case. After the Court heard oral arguments on these motions, the plaintiffs agreed to dismiss their claim for constructive fraudulent transfer. Accordingly, the court in the Litigation Trust Action filed an order on October 6, 2011 in which the court (a) denied without prejudice the challenge to the plaintiff’s standing to pursue claims, and authorized discovery on this issue; (b) confirmed the dismissal of the constructive fraudulent transfer claim; and (c) stated that other grounds for seeking dismissal remain under consideration, during which the obligation to answer plaintiff’s complaint remains stayed. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Index Fund was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings. The Mid Cap Index Fund intends to vigorously defend any lawsuit. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

12. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, the Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the item noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

EQUITY INDEX FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 112), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 116), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.72%	$1,000.00	$752.50	$3.16
Hypothetical**	0.72%	$1,000.00	$1,021.46	$3.65

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.65%	$1,000.00	$832.80	$2.99
Hypothetical**	0.65%	$1,000.00	$1,021.81	$3.29

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.65%	$1,000.00	$843.10	$3.00
Hypothetical**	0.65%	$1,000.00	$1,021.81	$3.29

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.45%	$1,000.00	$812.50	$2.04
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.30%	$1,000.00	$794.20	$1.35
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	121	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2011 (UNAUDITED)

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.35%	$1,000.00	$768.30	$1.55
Hypothetical**	0.35%	$1,000.00	$1,023.31	$1.78

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.25%	$1,000.00	$861.10	$1.17
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY INDEX FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Funds by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ generally more conservative approach to investment management and their efforts to refine the Funds’ risk management processes, including the steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2011 (UNAUDITED)

business. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three-and five-year performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. Based on the information received, the Trustees concluded that the Funds were tracking their respective benchmarks.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number, of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper objective median, and most of the Funds’ contractual advisory fees were generally lower than their respective Lipper peer group medians. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by Northern, regulatory and compliance differences, board and committee support and other differences between the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency and administration services, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Funds benefited from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

EQUITY INDEX FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	BOND INDEX FUND

61	FIXED INCOME FUND

69	GLOBAL FIXED INCOME FUND

73	HIGH YIELD FIXED INCOME FUND

83	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

85	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

101	ULTRA-SHORT FIXED INCOME FUND

109	U.S. GOVERNMENT FUND

111	ABBREVIATIONS AND OTHER INFORMATION

112	NOTES TO THE FINANCIAL STATEMENTS

121	FUND EXPENSES

123	APPROVAL OF ADVISORY AGREEMENT

126	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND INDEX FUND		FIXED INCOME FUND
ASSETS:
Investments, at cost	$2,145,957	(1)	$1,552,384	(1)
Investments, at value	$2,282,472	(4)	$1,578,468	(4)
Foreign currencies, at value (cost $24)	–		–
Dividend income receivable	2		2
Interest income receivable	13,450		10,185
Receivable for securities sold	11,558		195,455
Receivable for variation margin on futures contracts	–		–
Receivable for fund shares sold	3,060		311
Receivable from investment adviser	76		32
Unrealized gain on forward foreign currency exchange contracts	–		–
Prepaid and other assets	57		10
Total Assets	2,310,675		1,784,463
LIABILITIES:
Cash overdraft	–		–
Unrealized loss on forward foreign currency exchange contracts	–		–
Payable for securities purchased	40,556		88,964
Payable for when-issued securities	196,959		339,111
Payable for fund shares redeemed	4,895		771
Distributions to shareholders	675		353
Payable to affiliates:
Investment advisory fees	50		138
Administration fees	50		30
Custody and accounting fees	7		4
Shareholder servicing fees	–		2
Transfer agent fees	34		20
Trustee fees	7		11
Accrued other liabilities	59		40
Total Liabilities	243,292		429,444
Net Assets	$2,067,383		$1,355,019
ANALYSIS OF NET ASSETS:
Capital stock	$1,915,445		$1,310,539
Accumulated undistributed net investment income (loss)	(814)		(1,178)
Accumulated undistributed net realized gain (loss)	16,237		19,574
Net unrealized appreciation (depreciation)	136,515		26,084
Net Assets	$2,067,383		$1,355,019
Shares Outstanding ($.0001 par value, unlimited authorization)	188,959		129,703
Net Asset Value, Redemption and Offering Price Per Share	$10.94		$10.45

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $226,317, $317,080, $723, $122,018 and $7,072, respectively.
(2)	Amounts include cost from the Government Portfolio of the Northern Institutional Funds of $183,224 and $22,368, respectively.
(3)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $148.
(4)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $226,317, $317,080, $723, $122,018 and $7,072, respectively.
(5)	Amounts include value from the Government Portfolio of the Northern Institutional Funds of $183,224 and $22,368, respectively.
(6)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $148.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

GLOBAL FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$27,298	(1)	$4,432,452 (1)	$741,188	(2)	$1,018,381	(3)	$411,484	(1)	$86,704	(2)
$29,822	(4)	$4,196,849 (4)	$744,060	(5)	$1,016,358	(6)	$410,722	(4)	$87,062	(5)
23		–	–		–		–		–
–		2	3		–		–		–
247		102,466	1,071		7,429		2,276		109
–		28,435	264,930		405		–		16,851
–		–	–		–		–		4
9		3,549	132		–		1,000		3
3		85	20		30		14		3
106		–	–		–		–		–
4		21	7		15		12		5
30,214		4,331,407	1,010,223		1,024,237		414,024		104,037

–		1,459	–		–		–		–
168		–	–		–		–		–
–		34,055	31,282		1,514		–		3,886
–		9,600	370,117		18,762		–		30,308
550		1,795	225		737		140		27
–		3,613	1		102		50		2
4		471	93		25		10		8
1		107	20		25		11		2
4		17	4		9		3		2
3		66	11		–		–		3
–		71	13		17		7		1
4		16	5		1		1		4
16		109	38		14		14		18
750		51,379	401,809		21,206		236		34,261
$29,464		$4,280,028	$608,414		$1,003,031		$413,788		$69,776

$26,614		$4,661,064	$588,062		$1,003,709		$413,925		$67,409
(944)		(774)	(543)		–		(14)		136
1,340		(144,632)	18,023		1,345		639		1,865
2,454		(235,630)	2,872		(2,023)		(762)		366
$29,464		$4,280,028	$608,414		$1,003,031		$413,788		$69,776
2,494		632,599	57,604		99,265		40,924		6,824
$11.82		$6.77	$10.56		$10.11		$10.11		$10.23

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amount in thousands	BOND INDEX FUND		FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$32,612		$20,866
Dividend income	19	(1)	19	(1)
Total Investment Income	32,631		20,885
EXPENSES:
Investment advisory fees	1,514		4,013
Administration fees	1,514		860
Custody fees	111		70
Accounting fees	111		67
Transfer agent fees	1,010		573
Registration fees	21		15
Printing fees	20		21
Professional fees	28		19
Shareholder servicing fees	25		11
Trustee fees and expenses	12		8
Other	18		11
Total Expenses	4,384		5,668
Less expenses reimbursed by investment adviser	(2,079)		(735)
Net Expenses	2,305		4,933
Net Investment Income	30,326		15,952
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	13,963		31,276
Futures contracts	–		–
Foreign currency transactions	–		–
Net change in unrealized appreciation (depreciation) on:
Investments	76,229		3,869
Futures contracts	–		–
Forward foreign currency exchange contracts	–		–
Translation of other assets and liabilities denominated in foreign currencies	–		–
Net Gains (Losses)	90,192		35,145
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,518		$51,097

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $19, $19, $45, $1 and $1, respectively.
(2)	Amounts include dividend income from the Government Portfolio of the Northern Institutional Funds of $19 and $1, respectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$367	$167,608	$5,124	$5,310	$2,769	$545
–	2,709 (1)	19 (2)	1 (1)	1 (1)	1	(2)
367	170,317	5,143	5,311	2,770	546

138	13,910	3,666	618	310	248
24	3,151	786	618	310	53
32	225	62	49	27	13
13	220	62	51	30	15
16	2,100	524	412	206	35
10	22	20	13	12	10
9	55	15	7	7	11
9	56	19	10	9	9
9	295	17	–	–	4
4	23	8	4	4	4
6	30	11	6	6	6
270	20,087	5,190	1,788	921	408
(83)	(2,130)	(817)	(776)	(418)	(108)
187	17,957	4,373	1,012	503	300
180	152,360	770	4,299	2,267	246

273	25,080	24,219	669	322	3,026
–	–	(385)	–	–	–
867	84	–	–	–	–

654	(429,519)	3,315	(2,364)	(2,033)	216
–	–	–	–	–	8
14	–	–	–	–	–
(17)	(27)	–	–	–	–
1,791	(404,382)	27,149	(1,695)	(1,711)	3,250
$1,971	$(252,022)	$27,919	$2,604	$556	$3,496

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		FIXED INCOME FUND		GLOBAL FIXED INCOME FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income	$30,326	$60,758	$15,952	$31,109	$180	$541
Net realized gains	13,963	14,605	31,276	22,972	1,140	2,176
Net change in unrealized appreciation (depreciation)	76,229	12,549	3,869	(2,378)	651	(122)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,518	87,912	51,097	51,703	1,971	2,595
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	17,953	125,434	208,188	44,351	(6,510)	(21,350)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,953	125,434	208,188	44,351	(6,510)	(21,350)
DISTRIBUTIONS PAID :
From net investment income	(31,148)	(62,720)	(16,500)	(31,755)	–	(1,700)
From net realized gains	–	(13,481)	–	(32,611)	–	(936)
Total Distributions Paid	(31,148)	(76,201)	(16,500)	(64,366)	–	(2,636)
Total Increase (Decrease) in Net Assets	107,323	137,145	242,785	31,688	(4,539)	(21,391)
NET ASSETS:
Beginning of period	1,960,060	1,822,915	1,112,234	1,080,546	34,003	55,394
End of period	$2,067,383	$1,960,060	$1,355,019	$1,112,234	$29,464	$34,003
Accumulated Undistributed Net Investment Income (Loss)	$(814)	$8	$(1,178)	$(630)	$(944)	$(1,124)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2011

HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$152,360	$269,241	$770	$3,000	$4,299	$5,249	$2,267	$3,065	$246	$862
25,164	136,137	23,834	15,829	669	986	322	317	3,026	2,571
(429,546)	49,892	3,315	(1,124)	(2,364)	(258)	(2,033)	694	224	(207)
(252,022)	455,270	27,919	17,705	2,604	5,977	556	4,076	3,496	3,226

562,050	975,921	(470,957)	269,111	308,206	367,622	44,092	197,347	(7,448)	(22,973)
562,050	975,921	(470,957)	269,111	308,206	367,622	44,092	197,347	(7,448)	(22,973)

(152,592)	(269,243)	(1,313)	(4,029)	(4,299)	(5,249)	(2,271)	(3,075)	(313)	(1,000)
–	–	–	(24,414)	–	(493)	–	(136)	–	(3,610)
(152,592)	(269,243)	(1,313)	(28,443)	(4,299)	(5,742)	(2,271)	(3,211)	(313)	(4,610)
157,436	1,161,948	(444,351)	258,373	306,511	367,857	42,377	198,212	(4,265)	(24,357)

4,122,592	2,960,644	1,052,765	794,392	696,520	328,663	371,411	173,199	74,041	98,398
$4,280,028	$4,122,592	$608,414	$1,052,765	$1,003,031	$696,520	$413,788	$371,411	$69,776	$74,041
$(774)	$(542)	$(543)	$–	$–	$–	$(14)	$(10)	$136	$203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$10.46		$10.39		$10.14	$10.24	$9.94	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.34		0.36	0.42	0.47	0.04
Net realized and unrealized gains (losses)	0.49		0.15		0.28	(0.10)	0.30	(0.06)
Total from Investment Operations	0.65		0.49		0.64	0.32	0.77	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.35)		(0.37)	(0.42)	(0.47)	(0.04)
From net realized gains	–		(0.07)		(0.02)	–	–	–
Total Distributions Paid	(0.17)		(0.42)		(0.39)	(0.42)	(0.47)	(0.04)
Net Asset Value, End of Period	$10.94		$10.46		$10.39	$10.14	$10.24	$9.94
Total Return(2)	6.21%		4.73%		6.33%	3.24%	7.97%	(0.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,067,383		$1,960,060		$1,822,915	$1,293,254	$713,074	$168,259
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.23	%(4)	0.23	%(4)	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.43%		0.44%		0.43%	0.44%	0.45%	0.76%
Net investment income, net of reimbursements and credits	3.00	%(4)	3.14	%(4)	3.50%	4.16%	4.68%	4.90%
Net investment income, before reimbursements and credits	2.80%		2.93%		3.32%	3.97%	4.48%	4.39%
Portfolio Turnover Rate	64.87%		121.58%		123.18%	93.94%	121.04%	36.78%

(1)	Commenced investment operations on February 27, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affliliated money market funds of approximately $219,000 and $479,000, which represents 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.14		$10.25		$9.77	$9.84	$9.87	$9.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.30		0.35	0.33	0.43	0.45
Net realized and unrealized gains (losses)	0.31		0.20		0.48	(0.07)	(0.02)	0.15
Total from Investment Operations	0.46		0.50		0.83	0.26	0.41	0.60
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.15)		(0.30)		(0.35)	(0.33)	(0.44)	(0.46)
From net realized gains	–		(0.31)		–	–	–	–
Total Distributions Paid	(0.15)		(0.61)		(0.35)	(0.33)	(0.44)	(0.46)
Net Asset Value, End of Period	$10.45		$10.14		$10.25	$9.77	$9.84	$9.87
Total Return(2)	4.66%		4.82%		8.78%	2.68%	4.25%	6.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,355,019		$1,112,234		$1,080,546	$963,436	$1,101,479	$1,067,525
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.86	%(4)	0.85	%(4)	0.90%	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%		0.99%		0.99%	0.99%	0.99%	0.99%
Net investment income, net of reimbursements and credits	2.78	%(4)	2.83	%(4)	3.46%	3.44%	4.38%	4.52%
Net investment income, before reimbursements and credits	2.65%		2.69%		3.37%	3.35%	4.29%	4.43%
Portfolio Turnover Rate	260.90%		658.14%		616.19%	613.60%	774.54%	655.65%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $227,000 and $551,000, which represents 0.02 and 0.05 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$11.12		$11.34		$11.25	$12.22	$10.65	$10.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42		0.24		0.02	0.12	0.36	0.29
Net realized and unrealized gains (losses)	0.28		0.41		0.38	(0.49)	1.54	0.39
Total from Investment Operations	0.70		0.65		0.40	(0.37)	1.90	0.68
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.56)		(0.19)	(0.60)	(0.33)	(0.47)
From net realized gains	–		(0.31)		(0.12)	–	–	–
Total Distributions Paid	–		(0.87)		(0.31)	(0.60)	(0.33)	(0.47)
Net Asset Value, End of Period	$11.82		$11.12		$11.34	$11.25	$12.22	$10.65
Total Return(2)	6.30%		5.90%		3.47%	(3.27)%	18.17%	6.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of Period(3)	$29,464		$34,003		$55,394	$80,261	$69,910	$29,515
Ratio to average net assets of:
Expenses, net of reimbursements and credits	1.15	%(4)	1.15	%(4)	1.15%	1.15%	1.15%	1.15%
Expenses, before reimbursements and credits	1.66%		1.58%		1.41%	1.39%	1.56%	1.61%
Net investment income, net of reimbursements and credits	1.11	%(4)	1.32	%(4)	1.55%	1.90%	2.48%	2.52%
Net investment income, before reimbursements and credits	0.60%		0.89%		1.29%	1.66%	2.07%	2.06%
Portfolio Turnover Rate	28.98%		62.09%		83.07%	96.46%	51.42%	47.00%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $3,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2011 and the fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$7.45		$7.08		$5.89	$7.29	$8.24		$8.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27		0.56		0.61	0.55	0.58		0.59
Net realized and unrealized gains (losses)	(0.68)		0.37		1.19	(1.39)	(0.95)		0.20
Total from Investment Operations	(0.41)		0.93		1.80	(0.84)	(0.37)		0.79
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.27)		(0.56)		(0.61)	(0.56)	(0.58)		(0.59)
Total Distributions Paid	(0.27)		(0.56)		(0.61)	(0.56)	(0.58)		(0.59)
Net Asset Value, End of Period	$6.77		$7.45		$7.08	$5.89	$7.29		$8.24
Total Return(2)	(5.73)%		13.71%		31.76%	(11.88)%	(4.64)%		10.16%
SUPPLEMENTAL DATA AND RATIOS :
Net assets, in thousands, end of period	$4,280,028		$4,122,592		$2,960,644	$1,419,454	$1,722,857		$1,820,377
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.85	%(4)	0.86	%(4)	0.89%	0.90%	0.90	%(5)	0.90%
Expenses, before reimbursements and credits	0.96%		0.96%		0.99%	1.01%	1.01%		1.00%
Net investment income, net of reimbursements and credits	7.26	%(4)	7.75	%(4)	9.12%	8.41%	7.47%		7.26%
Net investment income, before reimbursements and credits	7.15%		7.65%		9.02%	8.30%	7.36%		7.16%
Portfolio Turnover Rate	37.49%		114.25%		176.39%	96.79%	68.47%		69.24%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $153,000 and $335,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $94,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2008. Absent the custodian credit arrangement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.31		$10.37		$10.62	$10.37		$9.99	$9.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS :
Net investment income	0.01		0.06		0.09	0.16		0.35	0.41
Net realized and unrealized gains	0.25		0.18		0.08	0.34		0.38	0.09
Total from Investment Operations	0.26		0.24		0.17	0.50		0.73	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.05)		(0.10)	(0.16)		(0.35)	(0.41)
From net realized gains	–		(0.25)		(0.32)	(0.09)		–	–
Total Distributions Paid	(0.01)		(0.30)		(0.42)	(0.25)		(0.35)	(0.41)
Net Asset Value, End of Period	$10.56		$10.31		$10.37	$10.62		$10.37	$9.99
Total Return(1)	2.55%		2.30%		1.37%	4.89%		7.49%	5.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$608,414		$1,052,765		$794,392	$557,526		$409,888	$127,452
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.83	%3)	0.83	%(3)	0.90%	0.90	%(4)	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%		0.99%		0.99%	1.00%		1.02%	1.05%
Net investment income, net of reimbursements and credits	0.15	%3)	0.32	%(3)	0.87%	1.50%		3.14%	4.14%
Net investment income, before reimbursements and credits	(0.01)%		0.16%		0.78%	1.40%		3.02%	3.99%
Portfolio Turnover Rate	559.52%		1,061.57%		1,393.08%	1,169.80%		1,939.44%	878.94%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $330,000 and $652,000, which represents 0.03 and 0.07 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $29,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.12		$10.10		$10.00
INCOME FROM INVESTMENT OPERATIONS :
Net investment income	0.05		0.10		0.07
Net realized and unrealized gains (losses)	(0.01)		0.03		0.10
Total from Investment Operations	0.04		0.13		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.10)		(0.07)
From net realized gains	–		(0.01)		–	(2)
Total Distributions Paid	(0.05)		(0.11)		(0.07)
Net Asset Value, End of Period	$10.11		$10.12		$10.10
Total Return(3)	0.33%		1.26%		1.71%
SUPPLEMENTAL DATA AND RATIOS :
Net assets, in thousands, end of period	$1,003,031		$696,520		$328,663
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.43%		0.44%		0.50%
Net investment income, net of reimbursements and credits	1.04	%(5)	1.01	%(5)	0.84	%(7)
Net investment income, before reimbursements and credits	0.86%		0.81%		0.59	%(7)
Portfolio Turnover Rate	15.62%		40.44%		32.98%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000 and $28,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $20,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND

Selected per share data	SIX MONTHS ENDED SEPT.30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.15		$10.11		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.10		0.08
Net realized and unrealized gains (losses)	(0.04)		0.04		0.11
Total from Investment Operations	0.02		0.14		0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.10)		(0.08)
From net realized gains	–		–	(2)	–
Total Distributions Paid	(0.06)		(0.10)		(0.08)
Net Asset Value, End of Period	$10.11		$10.15		$10.11
Total Return(3)	0.16%		1.47%		1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$413,788		$371,411		$173,199
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.24	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.45%		0.46%		0.55%
Net investment income, net of reimbursements and credits	1.10	%(5)	1.04	%(5)	1.02	%(7)
Net investment income, before reimbursements and credits	0.89%		0.82%		0.72	%(7)
Portfolio Turnover Rate	19.06%		52.01%		26.61%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000 and $22,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $11,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$9.77		$10.03		$10.65	$10.26	$9.81	$9.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.11		0.17	0.20	0.38	0.41
Net realized and unrealized gains (losses)	0.47		0.22		(0.14)	0.43	0.44	0.10
Total from Investment Operations	0.51		0.33		0.03	0.63	0.82	0.51
LESS DISTRIBUTIONS PAID :
From net investment income	(0.05)		(0.12)		(0.17)	(0.21)	(0.37)	(0.41)
From net realized gains	–		(0.47)		(0.48)	(0.03)	–	–
Total Distributions Paid	(0.05)		(0.59)		(0.65)	(0.24)	(0.37)	(0.41)
Net Asset Value, End of Period	$10.23		$9.77		$10.03	$10.65	$10.26	$9.81
Total Return(1)	5.07%		3.31%		0.82%	6.26%	8.61%	5.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$69,776		$74,041		$98,398	$144,338	$127,215	$143,309
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.85	%(3)	0.85	%(3)	0.90%	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	1.15%		1.13%		1.09%	1.07%	1.07%	1.06%
Net investment income, net of reimbursements and credits	0.69	%(3)	1.00	%(3)	1.55%	1.98%	3.79%	4.13%
Net investment income, before reimbursements and credits	0.39%		0.72%		1.36%	1.81%	3.62%	3.97%
Portfolio Turnover Rate	575.89%		982.00%		1,271.78%	1,055.57%	1,788.89%	785.03%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000 and $41,000, which represents 0.03 and 0.05 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4%

Automobile – 0.1%

Ally Auto Receivables Trust, Series 2010-3, Class A3, 1.11%, 10/15/14	$300	$302

Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	100	102

AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A3, 1.14%, 4/8/15	150	150

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.65%, 11/8/13	50	50

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class C, 2.00%, 1/8/14	50	50

Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, 1/15/15	110	111

Ford Credit Auto Owner Trust, Series 2011-A, Class A4, 1.65%, 5/15/16	65	66

Honda Auto Receivables Owner Trust, Series 2010-3, Class A4, 0.94%, 12/21/16	75	75

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A3, 0.87%, 7/15/14	200	200

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4, 1.31%, 9/15/16	150	151

USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, 7/15/15	200	205
		1,462

Commercial Mortgage-Backed Securities – 2.1%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.88%, 7/10/42	350	367

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ, 5.37%, 9/10/47	325	295

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92%, 5/10/45	200	219

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	805	871

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 7/10/46	$400	$373

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class AM, 5.39%, 10/10/45	500	436

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 1/15/49	450	480

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.39%, 2/10/51	500	550

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	250	263

Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.68%, 8/13/39	500	522

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.47%, 6/11/41	500	536

Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46	100	107

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	200	213

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ, 5.94%, 9/11/38	200	158

Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/41	660	724

Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4, 5.20%, 12/11/38	500	541

Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.54%, 10/12/41	250	274

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45	500	549

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42	1,050	1,165

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, 5.84%, 9/11/42	250	229

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.92%, 3/15/49	$240	$261

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.92%, 3/15/49	600	432

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	500	544

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	700	736

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	500	536

Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2, 4.08%, 6/10/38	625	641

Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4, 4.72%, 3/10/39	500	524

Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A, 5.12%, 6/10/44	1,000	1,083

Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4, 5.31%, 12/10/46	500	525

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	1,000	1,026

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class A4, 4.90%, 12/15/36	800	835

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 2/15/38	1,000	1,069

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	600	650

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ, 5.23%, 12/15/40	390	345

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.59%, 2/15/39	$500	$535

Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	500	514

Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, 12/15/39	500	523

Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2, 5.99%, 9/15/39	903	908

DBUBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.64%, 8/10/44	175	180

Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	500	529

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.07%, 7/10/38	500	468

Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	400	415

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 7/10/39	200	212

GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	300	318

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45	525	545

GS Mortgage Securities Corp. II, Series 2011-GC5, Class A2, 3.00%, 8/10/44 (1)	125	125

GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4, 3.71%, 8/10/44 (1)	150	150

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	12	12

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2, 4.99%, 1/12/37	500	516

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ, 5.49%, 12/15/44	$370	$324

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ, 6.07%, 4/15/45	200	152

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	516

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	600	623

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.93%, 2/12/49	700	742

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.00%, 6/15/49	1,063	1,111

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	518

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 8/15/46	200	206

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	565

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.37%, 3/15/36	520	546

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.15%, 4/15/30	1,000	1,081

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM, 5.71%, 3/15/39	185	172

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	800	865

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	$500	$528

LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	500	514

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.31%, 4/15/41	500	547

Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	78	78

Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2, 4.56%, 6/12/43	62	63

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.02%, 6/12/50	650	689

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	150	154

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.17%, 8/12/49	500	525

Morgan Stanley Capital I, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	500	526

Morgan Stanley Capital I, Series 2004-HQ4, Class A7, 4.97%, 4/14/40	1,400	1,481

Morgan Stanley Capital I, Series 2005-HQ5, Class A4, 5.17%, 1/14/42	500	538

Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.37%, 11/14/42	520	566

Morgan Stanley Capital I, Series 2006-HQ8, Class AJ, 5.68%, 3/12/44	200	164

Morgan Stanley Capital I, Series 2006-IQ11, Class A4, 5.90%, 10/15/42	500	545

Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	505	545

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Commercial Mortgage-Backed Securities – 2.1% – continued

Morgan Stanley Capital I, Series 2006-T23, Class A4, 5.99%, 8/12/41	$500	$562

Morgan Stanley Capital I, Series 2007-T25, Class AJ, 5.57%, 11/12/49	200	149

Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.79%, 6/11/42	500	559

Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4, 5.13%, 8/15/35	500	523

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	1,000	1,059

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM, 5.49%, 12/15/44	250	240

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	488

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.17%, 6/15/45	450	426
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	531
		43,450

Credit Card – 0.1%

BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	217

Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	130	141

Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8, 4.90%, 12/12/16	350	393

Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	196

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 6/15/39	100	136

Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.30%, 6/20/14	350	362

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.4% – continued

Credit Card – 0.1% – continued

Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 6/23/16	$500	$555

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	400	408

Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	300	358
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.45%, 8/15/16	120	128
		2,894

Utilities – 0.1%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	143	146

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2, 3.46%, 8/15/19	500	545

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3, 4.24%, 8/15/23	500	566
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3, 4.38%, 11/1/23	100	115
		1,372
Total Asset-Backed Securities
(Cost $45,410)		49,178

CORPORATE BONDS – 16.1%

Advertising – 0.0%

Omnicom Group, Inc., 4.45%, 8/15/20	300	303

Aerospace/Defense – 0.3%

Boeing (The) Co., 5.13%, 2/15/13	550	581

3.75%, 11/20/16	400	436

6.13%, 2/15/33	135	168

6.63%, 2/15/38	100	136

5.88%, 2/15/40	75	\93

General Dynamics Corp., 4.25%, 5/15/13	235	248

5.38%, 8/15/15	150	172

2.25%, 7/15/16	150	154

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Aerospace/Defense – 0.3% – continued

Goodrich Corp., 3.60%, 2/1/21	$250	$256

L-3 Communications Corp., 5.20%, 10/15/19	250	264

4.95%, 2/15/21	40	42

Lockheed Martin Corp., 7.65%, 5/1/16	100	123

2.13%, 9/15/16	65	65

4.25%, 11/15/19	500	544

8.50%, 12/1/29	75	111

6.15%, 9/1/36	275	333

Northrop Grumman Corp., 1.85%, 11/15/15	200	199

5.05%, 8/1/19	170	192

Raytheon Co., 1.63%, 10/15/15	350	349

4.40%, 2/15/20	510	553

United Technologies Corp., 4.88%, 5/1/15	275	308

5.38%, 12/15/17	390	452

4.50%, 4/15/20	450	499

6.05%, 6/1/36	100	127
6.13%, 7/15/38	175	221
		6,626

Agriculture – 0.3%

Altria Group, Inc., 9.70%, 11/10/18	950	1,259

9.25%, 8/6/19	250	328

4.75%, 5/5/21	225	233

9.95%, 11/10/38	150	214

10.20%, 2/6/39	100	145

Archer-Daniels-Midland Co., 5.45%, 3/15/18	325	381

4.48%, 3/1/21	150	168

5.38%, 9/15/35	175	204

6.45%, 1/15/38	50	67

5.77%, 3/1/41	130	163

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	100	105

4.10%, 3/15/16	140	144

8.50%, 6/15/19	60	75

Philip Morris International, Inc., 4.88%, 5/16/13	90	95

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Agriculture – 0.3% – continued

2.50%, 5/16/16	$100	$103

5.65%, 5/16/18	625	739

4.50%, 3/26/20	250	278

4.13%, 5/17/21	250	270

6.38%, 5/16/38	280	361

Reynolds American, Inc., 7.63%, 6/1/16	150	180
		5,512

Airlines – 0.0%

Continental Airlines, Series 2009-2, Class A,

Pass Through Trust, 7.25%, 11/10/19	357	371

Apparel – 0.0%

VF Corp., 3.50%, 9/1/21	150	152

6.00%, 10/15/33	100	127
6.45%, 11/1/37	30	39
		318

Auto Manufacturers – 0.1%

Daimler Finance N.A. LLC, 6.50%, 11/15/13	850	933
8.50%, 1/18/31	175	248
		1,181

Auto Parts & Equipment – 0.0%

Johnson Controls, Inc., 5.00%, 3/30/20	155	171

Banks – 3.0%

Ally Financial, Inc., 2.20%, 12/19/12	2,000	2,044

American Express Bank FSB, 5.50%, 4/16/13	350	370

Bank of America Corp., 4.88%, 1/15/13	300	299

4.90%, 5/1/13	350	347

5.38%, 6/15/14	50	50

5.13%, 11/15/14	400	392

4.50%, 4/1/15	65	62

4.75%, 8/1/15	325	313

3.63%, 3/17/16	185	168

5.75%, 8/15/16	100	93

5.63%, 10/14/16	200	192

6.00%, 9/1/17	250	241

5.75%, 12/1/17	865	811

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Banks – 3.0% – continued

5.65%, 5/1/18	$450	$427

7.63%, 6/1/19	540	567

5.88%, 1/5/21	440	411

5.00%, 5/13/21	150	134

6.50%, 9/15/37	775	630

Bank of America N.A., 5.30%, 3/15/17	1,075	971

6.00%, 10/15/36	250	228

Bank of New York Mellon (The) Corp., 4.95%, 11/1/12	450	469

4.50%, 4/1/13	120	127

4.30%, 5/15/14	200	216

2.95%, 6/18/15	200	208

2.30%, 7/28/16	150	151

5.50%, 12/1/17	100	112

5.45%, 5/15/19	75	87

3.55%, 9/23/21	205	204

Bank One Corp., 7.75%, 7/15/25	54	65

BB&T Capital Trust II, 6.75%, 6/7/36	75	77

BB&T Corp., 4.75%, 10/1/12	100	103

5.20%, 12/23/15	600	645

3.95%, 4/29/16	250	264

Capital One Capital V, 10.25%, 8/15/39	350	355

Capital One Financial Corp., 7.38%, 5/23/14	775	866

5.50%, 6/1/15	250	269

3.15%, 7/15/16	195	193

Citigroup, Inc., 5.50%, 4/11/13	1,000	1,029

6.50%, 8/19/13	100	105

5.13%, 5/5/14	200	206

5.00%, 9/15/14	1,300	1,275

5.30%, 1/7/16	800	831

5.50%, 2/15/17	225	224

6.00%, 8/15/17	100	106

6.13%, 11/21/17	1,075	1,149

6.13%, 5/15/18	350	375

8.50%, 5/22/19	500	604

6.63%, 6/15/32	100	97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Banks – 3.0% – continued

6.00%, 10/31/33	$350	$307

6.88%, 3/5/38	900	977

8.13%, 7/15/39	360	432

Fifth Third Bancorp, 6.25%, 5/1/13	100	106

5.45%, 1/15/17	75	80

8.25%, 3/1/38	275	329

FleetBoston Financial Corp., 6.88%, 1/15/28	100	99

Goldman Sachs Group (The), Inc., 5.45%, 11/1/12	500	515

4.75%, 7/15/13	350	360

5.25%, 10/15/13	150	156

6.00%, 5/1/14	650	688

5.50%, 11/15/14	150	157

5.13%, 1/15/15	500	516

5.35%, 1/15/16	1,100	1,138

3.63%, 2/7/16	220	214

5.75%, 10/1/16	250	262

5.63%, 1/15/17	300	291

6.25%, 9/1/17	300	312

5.95%, 1/18/18	835	860

6.15%, 4/1/18	815	845

5.38%, 3/15/20	1,295	1,286

5.25%, 7/27/21	40	39

5.95%, 1/15/27	150	146

6.75%, 10/1/37	1,165	1,066

6.25%, 2/1/41	300	292

HSBC Bank USA N.A., 4.63%, 4/1/14	425	435

4.88%, 8/24/20	300	281

7.00%, 1/15/39	350	384

JPMorgan Chase & Co., 5.75%, 1/2/13	325	341

4.75%, 5/1/13	275	289

5.13%, 9/15/14	1,100	1,158

5.25%, 5/1/15	350	371

5.15%, 10/1/15	1,050	1,108

3.15%, 7/5/16	685	681

6.13%, 6/27/17	100	109

6.00%, 1/15/18	1,610	1,793

4.95%, 3/25/20	375	397

4.40%, 7/22/20	300	304

4.63%, 5/10/21	250	256

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Banks – 3.0% – continued

4.35%, 8/15/21	$115	$116

6.40%, 5/15/38	554	632

5.60%, 7/15/41	200	209

JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	212

6.00%, 10/1/17	650	683

KeyBank N.A., 5.80%, 7/1/14	250	270

5.45%, 3/3/16	100	107

KeyCorp, 3.75%, 8/13/15	250	258

5.10%, 3/24/21	25	25

M&I Marshall & Ilsley Bank, 4.85%, 6/16/15	130	141

Manufacturers & Traders Trust Co., 6.63%, 12/4/17	250	291

Mellon Funding Corp., 5.00%, 12/1/14	100	107

Morgan Stanley, 5.30%, 3/1/13	250	252

4.75%, 4/1/14	1,300	1,235

4.20%, 11/20/14	280	274

4.10%, 1/26/15	500	477

6.00%, 4/28/15	2,025	2,015

5.38%, 10/15/15	200	198

3.80%, 4/29/16	350	323

5.45%, 1/9/17	325	313

6.25%, 8/28/17	350	346

5.95%, 12/28/17	175	170

6.63%, 4/1/18	850	843

7.30%, 5/13/19	645	665

5.63%, 9/23/19	475	446

5.50%, 7/28/21	165	153

6.25%, 8/9/26	100	100

National City Corp., 4.90%, 1/15/15	200	217

PNC Bank N.A., 4.88%, 9/21/17	100	105

PNC Funding Corp., 4.25%, 9/21/15	250	270

2.70%, 9/19/16	60	60

6.70%, 6/10/19	600	720

4.38%, 8/11/20	500	518

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Banks – 3.0% – continued

State Street Corp., 4.30%, 5/30/14	$345	$372

SunTrust Bank, 7.25%, 3/15/18	125	145

SunTrust Banks, Inc., 3.60%, 4/15/16	100	101

U.S. Bancorp, 2.00%, 6/14/13	200	204

1.38%, 9/13/13	300	302

1.13%, 10/30/13	70	70

3.15%, 3/4/15	215	224

2.45%, 7/27/15	70	72

4.13%, 5/24/21	50	54

U.S. Bank N.A., 6.30%, 2/4/14	300	329

4.95%, 10/30/14	250	272

4.80%, 4/15/15	100	109

Wachovia Bank N.A., 5.85%, 2/1/37	250	260

6.60%, 1/15/38	300	344

Wachovia Corp., 5.50%, 5/1/13	525	558

4.88%, 2/15/14	250	260

5.25%, 8/1/14	150	157

5.63%, 10/15/16	550	595

5.75%, 6/15/17	350	394

5.75%, 2/1/18	600	676

Wells Fargo & Co., 4.38%, 1/31/13	1,030	1,069

4.95%, 10/16/13	700	740

4.63%, 4/15/14	415	427

5.00%, 11/15/14	100	105

3.63%, 4/15/15	250	260

5.13%, 9/15/16	475	504

5.63%, 12/11/17	445	503

4.60%, 4/1/21	250	267

5.38%, 2/7/35	125	133

Wells Fargo Bank N.A., 4.75%, 2/9/15	250	261
Wells Fargo Capital X, 5.95%, 12/15/36	100	97
		61,157

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Beverages – 0.4%

Anheuser-Busch Cos., Inc., 4.95%, 1/15/14	$175	$190

5.50%, 1/15/18	375	440

5.95%, 1/15/33	100	124

6.45%, 9/1/37	50	65

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	100	102

1.50%, 7/14/14	85	86

4.13%, 1/15/15	500	542

2.88%, 2/15/16	75	78

5.38%, 1/15/20	450	524

8.20%, 1/15/39	1,000	1,510

Bottling Group LLC, 5.50%, 4/1/16	675	785

Coca-Cola (The) Co., 1.80%, 9/1/16(2)	65	65

3.15%, 11/15/20	1,115	1,151

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	250	250

Coca-Cola Refreshments USA, Inc., 7.38%, 3/3/14	125	143

Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	60	61

2.90%, 1/15/16	135	139

Fortune Brands, Inc., 5.38%, 1/15/16	86	95

PepsiAmericas, Inc., 4.88%, 1/15/15	50	56

PepsiCo, Inc., 4.65%, 2/15/13	140	148

0.80%, 8/25/14	85	85

3.10%, 1/15/15	450	476

2.50%, 5/10/16	200	207

5.00%, 6/1/18	650	754

4.50%, 1/15/20	300	337
4.88%, 11/1/40	165	189
		8,602

Biotechnology – 0.1%

Amgen, Inc., 4.85%, 11/18/14	175	195

2.30%, 6/15/16	100	102

5.85%, 6/1/17	375	447

4.50%, 3/15/20	165	184

6.38%, 6/1/37	100	128

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Biotechnology – 0.1% – continued

6.40%, 2/1/39	$100	$132

5.75%, 3/15/40	500	607

5.65%, 6/15/42	100	121

Genentech, Inc., 4.75%, 7/15/15	150	168

Life Technologies Corp., 3.50%, 1/15/16	250	254
		2,338

Building Materials – 0.0%

CRH America, Inc., 6.00%, 9/30/16	100	107

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	113
		220

Chemicals – 0.3%

Air Products & Chemicals, Inc., 2.00%, 8/2/16	145	147

Dow Chemical (The) Co., 6.00%, 10/1/12	50	52

7.60%, 5/15/14	1,000	1,136

5.70%, 5/15/18	100	111

7.38%, 11/1/29	100	126

9.40%, 5/15/39	300	463

E.I. Du Pont de Nemours & Co., 5.00%, 1/15/13	16	17

1.75%, 3/25/14	200	204

3.25%, 1/15/15	350	373

5.25%, 12/15/16	400	459

6.00%, 7/15/18	615	749

6.50%, 1/15/28	100	127

Lubrizol Corp., 6.50%, 10/1/34	50	66

Monsanto Co., 2.75%, 4/15/16	50	53

5.13%, 4/15/18	240	282

5.50%, 8/15/25	50	61

PPG Industries, Inc., 1.90%, 1/15/16	50	50

6.65%, 3/15/18	220	271

7.70%, 3/15/38	50	69

Praxair, Inc., 3.95%, 6/1/13	275	290

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Chemicals – 0.3% – continued

4.50%, 8/15/19	$400	$441

4.05%, 3/15/21	100	108

Rohm & Haas Co., 6.00%, 9/15/17	250	283
Sherwin-Williams (The) Co., 3.13%, 12/15/14	300	317
		6,255

Commercial Services – 0.0%

Massachusetts Institute of Technology, 5.60%, 7/1/11 (3)	40	53

Western Union (The) Co., 5.93%, 10/1/16	355	406

6.20%, 11/17/36	50	53
6.20%, 6/21/40	70	78
		590

Computers – 0.4%

Computer Sciences Corp., 5.50%, 3/15/13	250	262

Dell, Inc., 2.30%, 9/10/15	350	352

3.10%, 4/1/16	150	154

5.65%, 4/15/18	180	204

5.88%, 6/15/19	100	114

6.50%, 4/15/38	50	59

Hewlett-Packard Co., 4.50%, 3/1/13	850	887

1.55%, 5/30/14	125	124

4.75%, 6/2/14	700	752

2.13%, 9/13/15	200	198

2.20%, 12/1/15	250	247

3.00%, 9/15/16	500	504

IBM International Group Capital LLC, 5.05%, 10/22/12	100	105

International Business Machines Corp., 4.75%, 11/29/12	75	78

1.00%, 8/5/13	550	554

1.25%, 5/12/14	100	101

1.95%, 7/22/16	100	101

5.70%, 9/14/17	1,450	1,725

8.38%, 11/1/19	50	71

6.50%, 1/15/28	100	136
5.60%, 11/30/39	275	339
		7,067

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Cosmetics/Personal Care – 0.1%

Avon Products, Inc., 4.80%, 3/1/13	$175	$183

Estee Lauder (The) Cos., Inc., 6.00%, 5/15/37	100	127

Procter & Gamble (The) Co., 4.85%, 12/15/15	1,208	1,376

1.45%, 8/15/16	50	50

4.70%, 2/15/19	200	235

5.80%, 8/15/34	100	130
5.55%, 3/5/37	50	64
		2,165

Diversified Financial Services – 1.7%

American Express Co., 4.88%, 7/15/13	675	709

6.15%, 8/28/17	800	914

7.00%, 3/19/18	300	355

8.13%, 5/20/19	550	694

8.15%, 3/19/38	170	243

American Express Credit Corp., 5.88%, 5/2/13	100	106

2.80%, 9/19/16	250	249

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	92

5.30%, 3/15/20	95	105

Bear Stearns (The) Cos. LLC, 5.30%, 10/30/15	850	918

5.55%, 1/22/17	50	52

6.40%, 10/2/17	150	170

7.25%, 2/1/18	535	631

BlackRock, Inc., 3.50%, 12/10/14	275	292

5.00%, 12/10/19	130	143

4.25%, 5/24/21	150	156

Boeing Capital Corp., 2.13%, 8/15/16	125	126

Caterpillar Financial Services Corp., 4.25%, 2/8/13	450	470

6.13%, 2/17/14	100	112

4.75%, 2/17/15	275	307

2.65%, 4/1/16	150	155

5.85%, 9/1/17	592	702

5.45%, 4/15/18	300	353

Charles Schwab (The) Corp., 4.95%, 6/1/14	120	131

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Diversified Financial Services – 1.7% – continued

4.45%, 7/22/20	$250	$263

Citigroup Funding, Inc., 1.88%, 10/22/12	2,000	2,032

Credit Suisse USA, Inc., 5.50%, 8/15/13	450	471

4.88%, 1/15/15	375	395

5.38%, 3/2/16	75	80

7.13%, 7/15/32	250	286

General Electric Capital Corp., 2.13%, 12/21/12	2,000	2,044

2.80%, 1/8/13	100	102

5.45%, 1/15/13	1,725	1,812

2.10%, 1/7/14	300	302

5.90%, 5/13/14	370	404

3.75%, 11/14/14	750	783

4.88%, 3/4/15	350	374

5.00%, 1/8/16	100	108

2.95%, 5/9/16	200	200

5.63%, 9/15/17	1,175	1,289

5.63%, 5/1/18	2,575	2,815

5.50%, 1/8/20	200	218

4.63%, 1/7/21	1,400	1,453

6.75%, 3/15/32	150	171

6.15%, 8/7/37	150	160

5.88%, 1/14/38	600	615

6.88%, 1/10/39	550	631

Goldman Sachs Capital II, 5.79%, 6/1/12	100	62

HSBC Finance Corp., 6.38%, 11/27/12	250	259

4.75%, 7/15/13	325	336

5.50%, 1/19/16	650	678

Jefferies Group, Inc., 8.50%, 7/15/19	350	389

John Deere Capital Corp., 4.95%, 12/17/12	200	210

5.10%, 1/15/13	125	132

2.95%, 3/9/15	350	368

2.25%, 6/7/16	250	254

1.85%, 9/15/16	200	199

5.75%, 9/10/18	200	243

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	420	422

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Diversified Financial Services – 1.7% – continued

Lehman Brothers Holdings Capital Trust VII, 5.86%, 5/31/12 (4)*	$50	$–

Merrill Lynch & Co., Inc., 5.45%, 2/5/13	425	421

6.15%, 4/25/13	705	705

5.45%, 7/15/14	330	323

6.05%, 5/16/16	500	450

5.70%, 5/2/17	150	134

6.40%, 8/28/17	200	194

6.88%, 4/25/18	505	505

6.88%, 11/15/18	275	276

6.11%, 1/29/37	150	116

7.75%, 5/14/38	175	163

National Rural Utilities Cooperative Finance Corp., 5.50%, 7/1/13	300	324

1.90%, 11/1/15	250	251

5.45%, 2/1/18	300	345

8.00%, 3/1/32	50	70

SLM Corp., 5.00%, 10/1/13	650	636

Toyota Motor Credit Corp., 1.38%, 8/12/13	500	504

2.80%, 1/11/16	300	306

2.00%, 9/15/16	165	164
4.50%, 6/17/20	300	329
		34,961

Electric – 1.5%

AEP Texas Central Transition Funding LLC, 5.09%, 7/1/15	170	188

Alabama Power Co., 4.85%, 12/15/12	25	26

6.13%, 5/15/38	50	65

American Electric Power Co., Inc., 5.25%, 6/1/15	300	333

Appalachian Power Co., 4.60%, 3/30/21	250	270

7.00%, 4/1/38	75	100

Carolina Power & Light Co., 5.13%, 9/15/13	540	583

3.00%, 9/15/21	150	151

CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	150	160

7.00%, 3/1/14	200	225

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Electric – 1.5% – continued

Cleveland Electric Illuminating (The) Co., 5.70%, 4/1/17	$250	$275

Commonwealth Edison Co., 5.95%, 8/15/16	125	145

1.95%, 9/1/16	100	99

6.15%, 9/15/17	225	264

5.80%, 3/15/18	300	349

4.00%, 8/1/20	410	433

6.45%, 1/15/38	200	256

Consolidated Edison Co. of New York, Inc., 4.88%, 2/1/13	350	368

4.45%, 6/15/20	250	277

5.30%, 3/1/35	150	172

5.85%, 3/15/36	100	122

6.20%, 6/15/36	200	254

6.75%, 4/1/38	100	137

5.50%, 12/1/39	85	101

Constellation Energy Group, Inc., 4.55%, 6/15/15	100	105

7.60%, 4/1/32	100	121

Consumers Energy Co., 5.50%, 8/15/16	125	143

6.13%, 3/15/19	200	243

Detroit Edison (The) Co., 5.60%, 6/15/18	125	151

5.70%, 10/1/37	50	62

Dominion Resources, Inc., 5.15%, 7/15/15	50	56

1.95%, 8/15/16	100	100

6.00%, 11/30/17	100	118

6.40%, 6/15/18	20	24

5.25%, 8/1/33	250	284

5.95%, 6/15/35	250	294

7.00%, 6/15/38	20	27

4.90%, 8/1/41	35	36

DTE Energy Co., 6.38%, 4/15/33	50	60

Duke Energy Carolinas LLC, 5.30%, 10/1/15	100	115

5.25%, 1/15/18	200	235

5.10%, 4/15/18	65	75

3.90%, 6/15/21	50	53

6.45%, 10/15/32	106	137

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Electric – 1.5% – continued

6.10%, 6/1/37	$150	$189

6.00%, 1/15/38	35	45

6.05%, 4/15/38	175	225

5.30%, 2/15/40	400	480

Duke Energy Corp., 6.25%, 6/15/18	100	119

Duke Energy Indiana, Inc., 5.00%, 9/15/13	350	375

6.45%, 4/1/39	250	336

Duke Energy Ohio, Inc., 2.10%, 6/15/13	245	249

Entergy Louisiana LLC, 6.50%, 9/1/18	100	121

5.40%, 11/1/24	150	169

Entergy Texas, Inc., 7.13%, 2/1/19	250	303

Exelon Corp., 5.63%, 6/15/35	75	78

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	243

FirstEnergy Solutions Corp., 6.80%, 8/15/39	380	415

Florida Power & Light Co., 5.55%, 11/1/17	225	268

5.65%, 2/1/37	350	429

5.95%, 2/1/38	150	192

5.69%, 3/1/40	400	502

Florida Power Corp., 5.80%, 9/15/17	50	60

5.65%, 6/15/18	225	268

3.10%, 8/15/21	25	25

6.35%, 9/15/37	50	65

6.40%, 6/15/38	285	374

Georgia Power Co., 4.25%, 12/1/19	500	551

Kansas City Power & Light Co., 5.30%, 10/1/41	50	51

Metropolitan Edison Co., 4.88%, 4/1/14	200	212

MidAmerican Energy Co., 5.30%, 3/15/18	500	579

MidAmerican Energy Holdings Co., 5.88%, 10/1/12	325	341

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Electric – 1.5% – continued

6.13%, 4/1/36	$350	$419

6.50%, 9/15/37	200	250

MidAmerican Funding LLC, 6.93%, 3/1/29	50	63

Nevada Power Co., 6.65%, 4/1/36	100	133

5.45%, 5/15/41	35	41

NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	75	80

6.65%, 6/15/67	25	24

Nisource Finance Corp., 6.15%, 3/1/13	35	37

5.25%, 9/15/17	450	488

5.45%, 9/15/20	200	217

5.95%, 6/15/41	100	108

Northern States Power Co., 5.25%, 3/1/18	125	148

6.25%, 6/1/36	100	133

5.35%, 11/1/39	65	78

NSTAR Electric Co., 4.88%, 4/15/14	200	218

Ohio Power Co., 5.50%, 2/15/13	50	52

6.60%, 2/15/33	100	128

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	274

7.25%, 1/15/33	200	273

7.50%, 9/1/38	145	207

Pacific Gas & Electric Co., 4.80%, 3/1/14	225	243

5.63%, 11/30/17	660	769

4.25%, 5/15/21	150	160

3.25%, 9/15/21	45	45

6.05%, 3/1/34	450	537

5.80%, 3/1/37	100	116

5.40%, 1/15/40	160	179

PacifiCorp, 3.85%, 6/15/21	100	107

6.25%, 10/15/37	275	356

6.00%, 1/15/39	60	76

Peco Energy Co., 5.35%, 3/1/18	25	30

Pennsylvania Electric Co., 6.05%, 9/1/17	300	342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Electric – 1.5% – continued

PPL Electric Utilities Corp., 6.25%, 5/15/39	$125	$167

5.20%, 7/15/41	35	41

PPL Energy Supply LLC, 5.40%, 8/15/14	250	270

6.50%, 5/1/18	100	117

Progress Energy, Inc., 7.75%, 3/1/31	50	68

6.00%, 12/1/39	450	537

PSEG Power LLC, 2.50%, 4/15/13	100	101

5.50%, 12/1/15	175	193

2.75%, 9/15/16	35	35

Public Service Co. of Colorado, 7.88%, 10/1/12	300	321

4.88%, 3/1/13	325	343

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	53

6.63%, 11/15/37	125	161

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	680

5.38%, 11/1/39	250	300

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	29

6.27%, 3/15/37	75	96

5.80%, 3/15/40	250	304

5.64%, 4/15/41	80	96

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	66

6.13%, 9/15/37	50	67

4.50%, 8/15/40	150	163

SCANA Corp., 4.75%, 5/15/21	75	79

Sierra Pacific Power Co., 5.45%, 9/1/13	275	294

6.00%, 5/15/16	250	287

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	136

6.05%, 1/15/38	265	333

Southern California Edison Co., 5.00%, 1/15/14	150	163

5.50%, 8/15/18	100	119

3.88%, 6/1/21	150	163

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Electric – 1.5% – continued

6.65%, 4/1/29	$300	$390

6.00%, 1/15/34	100	129

5.55%, 1/15/37	125	153

5.95%, 2/1/38	100	131

6.05%, 3/15/39	50	66

5.50%, 3/15/40	150	187

Southern Co., 2.38%, 9/15/15	250	255

1.95%, 9/1/16	200	199

Southern Power Co., 4.88%, 7/15/15	150	164

Southwestern Electric Power Co., 5.88%, 3/1/18	400	461

6.20%, 3/15/40	200	238

Southwestern Public Service Co., 6.00%, 10/1/36	100	119

Union Electric Co., 6.40%, 6/15/17	400	475

Virginia Electric and Power Co., 5.40%, 4/30/18	425	500

6.00%, 1/15/36	50	63

8.88%, 11/15/38	300	491

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	182

Xcel Energy, Inc., 4.70%, 5/15/20	100	112
6.50%, 7/1/36	100	128
		31,612

Electrical Components & Equipment – 0.0%

Emerson Electric Co., 4.75%, 10/15/15	100	112

5.38%, 10/15/17	100	116

5.25%, 10/15/18	325	384

6.00%, 8/15/32	25	32
6.13%, 4/15/39	50	68
		712

Electronics – 0.0%

Thermo Fisher Scientific, Inc., 3.20%, 5/1/15	320	338
2.25%, 8/15/16	100	101
		439

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Environmental Control – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	$165	$171

5.50%, 9/15/19	120	137

5.00%, 3/1/20	400	445

5.25%, 11/15/21	500	560

Waste Management, Inc., 6.38%, 11/15/12	100	106

5.00%, 3/15/14	100	109

2.60%, 9/1/16	35	35

6.10%, 3/15/18	250	288

7.10%, 8/1/26	125	157
6.13%, 11/30/39	400	485
		2,493

Food – 0.4%

Campbell Soup Co., 5.00%, 12/3/12	150	157

4.25%, 4/15/21	150	165

ConAgra Foods, Inc., 7.00%, 4/15/19	300	361

7.00%, 10/1/28	100	116

General Mills, Inc., 1.55%, 5/16/14	100	101

5.20%, 3/17/15	500	561

5.40%, 6/15/40	70	82

H.J. Heinz Co., 5.35%, 7/15/13	200	215

H.J. Heinz Finance Co., 6.75%, 3/15/32	50	65

Kellogg Co., 5.13%, 12/3/12	200	210

3.25%, 5/21/18	130	137

4.15%, 11/15/19	335	370

7.45%, 4/1/31	100	145

Kraft Foods, Inc., 2.63%, 5/8/13	480	490

5.25%, 10/1/13	125	133

6.50%, 8/11/17	150	178

6.13%, 2/1/18	815	957

6.13%, 8/23/18	50	59

6.50%, 11/1/31	150	188

7.00%, 8/11/37	100	129

6.88%, 2/1/38	100	126

6.88%, 1/26/39	100	126

6.50%, 2/9/40	250	306

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Food – 0.4% – continued

Kroger (The) Co., 5.50%, 2/1/13	$175	$184

3.90%, 10/1/15	80	85

6.15%, 1/15/20	25	30

7.50%, 4/1/31	200	268

6.90%, 4/15/38	100	130

Safeway, Inc., 6.35%, 8/15/17	275	318

5.00%, 8/15/19	385	420

3.95%, 8/15/20	350	353

Sara Lee Corp., 3.88%, 6/15/13	200	208

Sysco Corp., 6.63%, 3/17/39	200	292

Unilever Capital Corp., 4.25%, 2/10/21	250	284

5.90%, 11/15/32	125	166
		8,115

Forest Products & Paper – 0.1%

International Paper Co., 5.30%, 4/1/15	100	106

7.95%, 6/15/18	325	375

7.50%, 8/15/21	350	405

7.30%, 11/15/39	45	51
		937

Gas – 0.1%

AGL Capital Corp., 3.50%, 9/15/21	150	148

5.88%, 3/15/41	100	115

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	47

KeySpan Corp., 5.80%, 4/1/35	175	205

Sempra Energy, 2.00%, 3/15/14	200	202

6.15%, 6/15/18	400	471

Southern California Gas Co., 5.75%, 11/15/35	150	192
Southern Union Co., 8.25%, 11/15/29	25	30
		1,410

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Healthcare – Products – 0.2%

Baxter International, Inc., 1.80%, 3/15/13	$80	$81

4.63%, 3/15/15	100	111

5.38%, 6/1/18	225	264

6.25%, 12/1/37	30	40

Becton, Dickinson and Co., 3.25%, 11/12/20	230	235

Johnson & Johnson, 5.55%, 8/15/17	350	421

5.15%, 7/15/18	200	242

3.55%, 5/15/21	250	276

6.95%, 9/1/29	100	144

5.95%, 8/15/37	100	135

4.85%, 5/15/41	150	177

Medtronic, Inc., 3.00%, 3/15/15	250	265

4.75%, 9/15/15	200	225

4.13%, 3/15/21	500	549

6.50%, 3/15/39	100	137
Stryker Corp., 2.00%, 9/30/16	125	126
		3,428

Healthcare – Services – 0.2%

Aetna, Inc., 3.95%, 9/1/20	375	388

4.13%, 6/1/21	250	261

6.75%, 12/15/37	150	192

Quest Diagnostics, Inc., 6.40%, 7/1/17	100	118

4.75%, 1/30/20	340	363

5.75%, 1/30/40	85	92

UnitedHealth Group, Inc., 5.00%, 8/15/14	6	6

4.70%, 2/15/21	300	331

5.80%, 3/15/36	250	290

6.63%, 11/15/37	350	443

6.88%, 2/15/38	100	131

5.70%, 10/15/40	135	154

WellPoint, Inc., 5.25%, 1/15/16	150	167

2.38%, 2/15/17	200	198

5.88%, 6/15/17	350	400

5.85%, 1/15/36	600	690
		4,224

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Home Furnishings – 0.0%

Whirlpool Corp., 5.50%, 3/1/13	$250	$261

Household Products/Wares – 0.1%

Clorox (The) Co., 5.00%, 3/1/13	350	368

5.00%, 1/15/15	75	81

5.95%, 10/15/17	25	27

Kimberly-Clark Corp., 5.00%, 8/15/13	100	107

6.13%, 8/1/17	50	60

6.25%, 7/15/18	150	185
6.63%, 8/1/37	350	480
		1,308

Housewares – 0.0%

Newell Rubbermaid, Inc., 4.70%, 8/15/20	350	356

Insurance – 0.7%

ACE INA Holdings, Inc., 5.90%, 6/15/19	355	414

6.70%, 5/15/36	50	63

Aflac, Inc., 6.90%, 12/17/39	80	82

Allstate (The) Corp., 5.55%, 5/9/35	50	54

6.13%, 5/15/37	100	90

6.50%, 5/15/57	225	200

Allstate Life Global Funding Trusts, 5.38%, 4/30/13	1,000	1,060

American International Group, Inc., 4.25%, 9/15/14	250	243

5.05%, 10/1/15	100	98

5.85%, 1/16/18	225	223

8.25%, 8/15/18	150	166

6.25%, 5/1/36	100	96

8.18%, 5/15/58	440	388

Aon Corp., 5.00%, 9/30/20	350	379

Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	266

4.85%, 1/15/15	575	636

5.40%, 5/15/18	300	343

5.75%, 1/15/40	255	287

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Insurance – 0.7% – continued

Berkshire Hathaway, Inc., 3.20%, 2/11/15	$500	$526

Chubb (The) Corp., 5.75%, 5/15/18	325	382

6.00%, 5/11/37	50	59

6.50%, 5/15/38	85	105

CNA Financial Corp., 5.85%, 12/15/14	290	306

Genworth Financial, Inc., 5.75%, 6/15/14	175	173

6.52%, 5/22/18	50	44

7.20%, 2/15/21	500	425

Hartford Financial Services Group, Inc., 4.63%, 7/15/13	75	76

5.38%, 3/15/17	150	151

5.50%, 3/30/20	250	244

5.95%, 10/15/36	75	66

Lincoln National Corp., 6.15%, 4/7/36	150	144

6.30%, 10/9/37	100	97

Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	96	107

MetLife, Inc., 2.38%, 2/6/14	450	458

5.00%, 6/15/15	825	904

6.75%, 6/1/16	170	196

5.70%, 6/15/35	700	748

6.40%, 12/15/36	150	133

Principal Life Income Funding Trusts, 5.30%, 4/24/13	150	159

5.10%, 4/15/14	231	249

Progressive (The) Corp., 3.75%, 8/23/21	80	82

Protective Life Corp.,

7.38%, 10/15/19	300	327

8.45%, 10/15/39	200	231

Prudential Financial, Inc., 4.50%, 7/15/13	125	130

5.10%, 9/20/14	40	42

3.88%, 1/14/15	200	204

6.00%, 12/1/17	425	451

7.38%, 6/15/19	500	586

5.38%, 6/21/20	175	184

5.75%, 7/15/33	50	49

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Insurance – 0.7% – continued

6.63%, 12/1/37	$200	$219

6.20%, 11/15/40	75	77

Swiss Re Solutions Holding Corp., 6.45%, 3/1/19	575	621

Travelers (The) Cos., Inc., 5.50%, 12/1/15	150	168

5.80%, 5/15/18	375	432

6.25%, 6/15/37	375	442

5.35%, 11/1/40	25	26

Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	105
		15,216

Internet – 0.0%

eBay, Inc., 1.63%, 10/15/15	250	251

Google, Inc., 1.25%, 5/19/14	110	111
3.63%, 5/19/21	250	265
		627

Iron/Steel – 0.0%

Allegheny Technologies, Inc., 5.95%, 1/15/21	25	26

Cliffs Natural Resources, Inc., 6.25%, 10/1/40	200	195

Nucor Corp., 5.85%, 6/1/18	200	237
6.40%, 12/1/37	150	189
		647

Lodging – 0.0%

Marriott International, Inc., 5.63%, 2/15/13	200	208

Machinery - Construction & Mining – 0.0%

Caterpillar, Inc., 1.38%, 5/27/14	400	403

5.70%, 8/15/16	50	59

7.30%, 5/1/31	25	35
6.05%, 8/15/36	50	64
		561

Machinery – Diversified – 0.0%

Deere & Co., 6.95%, 4/25/14	175	200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Machinery – Diversified – 0.0% – continued
8.10%, 5/15/30	$100	$151
		351

Media – 1.0%

CBS Corp., 5.75%, 4/15/20	250	275

4.30%, 2/15/21	500	503

Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	100	110

Comcast Corp., 5.30%, 1/15/14	150	163

5.85%, 11/15/15	450	510

6.50%, 1/15/17	1,500	1,762

5.70%, 5/15/18	400	462

6.45%, 3/15/37	175	201

6.95%, 8/15/37	200	240

6.40%, 5/15/38	600	691

6.40%, 3/1/40	95	111

COX Communications, Inc., 7.13%, 10/1/12	200	212

4.63%, 6/1/13	100	105

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400	417

3.50%, 3/1/16	200	206

5.88%, 10/1/19	500	562

5.00%, 3/1/21	400	423

6.00%, 8/15/40	250	267

Discovery Communications LLC, 3.70%, 6/1/15	250	263

4.38%, 6/15/21 (5)	500	–

6.35%, 6/1/40	125	147

McGraw-Hill (The) Cos., Inc., 5.90%, 11/15/17	75	81

NBCUniversal Media LLC, 2.10%, 4/1/14	200	203

3.65%, 4/30/15	115	121

5.15%, 4/30/20	200	219

4.38%, 4/1/21	650	668

6.40%, 4/30/40	115	134

News America, Inc., 5.30%, 12/15/14	450	490

6.90%, 3/1/19	300	350

4.50%, 2/15/21	250	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Media – 1.0% – continued

6.40%, 12/15/35	$125	$135

6.65%, 11/15/37	550	604

6.90%, 8/15/39	310	353

Time Warner Cable, Inc., 6.20%, 7/1/13	225	243

5.85%, 5/1/17	1,325	1,472

8.75%, 2/14/19	300	384

5.00%, 2/1/20	365	388

4.13%, 2/15/21	250	249

7.30%, 7/1/38	350	426

6.75%, 6/15/39	325	372

Time Warner Entertainment Co. L.P., 8.38%, 3/15/23	75	96

Time Warner, Inc., 5.88%, 11/15/16	1,150	1,300

4.88%, 3/15/20	160	170

4.75%, 3/29/21	350	367

6.50%, 11/15/36	600	681

6.20%, 3/15/40	55	61

6.10%, 7/15/40	200	220

Viacom, Inc., 3.50%, 4/1/17	125	127

6.88%, 4/30/36	500	596

Walt Disney (The) Co., 1.35%, 8/16/16	150	148

5.88%, 12/15/17	300	361

5.50%, 3/15/19	400	476
3.75%, 6/1/21	300	322
		19,698

Mining – 0.2%

Alcoa, Inc., 5.55%, 2/1/17	475	497

6.75%, 7/15/18	80	86

5.40%, 4/15/21	75	73

5.90%, 2/1/27	75	74

5.95%, 2/1/37	600	559

Barrick North America Finance LLC, 6.80%, 9/15/18	175	213

4.40%, 5/30/21	500	513

7.50%, 9/15/38	100	133

Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17	725	778

Newmont Mining Corp., 5.13%, 10/1/19	315	343

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Mining – 0.2% – continued

5.88%, 4/1/35	$100	$108

Southern Copper Corp., 7.50%, 7/27/35	300	325
6.75%, 4/16/40	90	88
		3,790

Miscellaneous Manufacturing – 0.2%

3M Co., 4.38%, 8/15/13	200	215

5.70%, 3/15/37	350	458

Danaher Corp., 5.63%, 1/15/18	200	240

Dover Corp., 4.30%, 3/1/21	60	67

General Electric Co., 5.00%, 2/1/13	1,105	1,157

5.25%, 12/6/17	750	833

Honeywell International, Inc., 5.30%, 3/15/17	200	232

5.30%, 3/1/18	290	341

5.70%, 3/15/36	720	880

5.70%, 3/15/37	125	153

Textron, Inc., 5.60%, 12/1/17	125	132
		4,708

Office/Business Equipment – 0.1%

Pitney Bowes, Inc., 4.63%, 10/1/12	100	103

Xerox Corp., 6.75%, 2/1/17	500	574

5.63%, 12/15/19	120	130

4.50%, 5/15/21	30	30
6.75%, 12/15/39	60	71
		908

Oil & Gas – 0.6%

Anadarko Petroleum Corp., 5.95%, 9/15/16	450	492

6.38%, 9/15/17	190	213

6.95%, 6/15/19	500	580

6.20%, 3/15/40	150	156

Apache Corp., 5.63%, 1/15/17	250	295

6.00%, 1/15/37	400	498

5.10%, 9/1/40	100	112

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Oil & Gas – 0.6% – continued

Chevron Corp., 3.95%, 3/3/14	$500	$539

4.95%, 3/3/19	200	238

ConocoPhillips, 4.60%, 1/15/15	420	460

6.65%, 7/15/18	100	123

5.75%, 2/1/19	1,150	1,375

6.50%, 2/1/39	525	696

ConocoPhillips Australia Funding Co., 5.50%, 4/15/13	325	347

ConocoPhillips Holding Co., 6.95%, 4/15/29	150	200

Devon Energy Corp., 2.40%, 7/15/16	80	81

6.30%, 1/15/19	500	606

EOG Resources, Inc., 2.95%, 6/1/15	250	262

5.63%, 6/1/19	215	255

4.10%, 2/1/21	500	535

Hess Corp., 7.13%, 3/15/33	75	95

6.00%, 1/15/40	150	171

5.60%, 2/15/41	500	539

Marathon Oil Corp., 6.00%, 10/1/17	185	211

6.60%, 10/1/37	75	89

Marathon Petroleum Corp., 3.50%, 3/1/16(2)(6)	200	206

5.13%, 3/1/21(2)(6)	75	78

6.50%, 3/1/41(2)(6)	160	173

Nabors Industries, Inc., 4.63%, 9/15/21(2)	200	196

Occidental Petroleum Corp., 1.75%, 2/15/17	250	248

Pemex Project Funding Master Trust,

5.75%, 3/1/18	925	1,001

6.63%, 6/15/35	200	215

Rowan Cos., Inc., 5.00%, 9/1/17	200	207

Sunoco Logistics Partners Operations L.P., 4.65%, 2/15/22	165	163

Valero Energy Corp., 4.50%, 2/1/15	230	246

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Oil & Gas – 0.6% – continued

6.13%, 2/1/20	$100	$111

7.50%, 4/15/32	50	58
6.63%, 6/15/37	325	349
		12,419

Oil & Gas Services – 0.1%

Baker Hughes, Inc., 5.13%, 9/15/40	175	201

Cameron International Corp., 4.50%, 6/1/21	125	131

Halliburton Co., 5.90%, 9/15/18	350	416

6.70%, 9/15/38	75	99
7.45%, 9/15/39	100	143
		990

Packaging & Containers – 0.0%

Bemis Co., Inc., 5.65%, 8/1/14	65	70
Sonoco Products Co., 5.75%, 11/1/40	150	171
		241

Pharmaceuticals – 0.7%

Abbott Laboratories, 5.15%, 11/30/12	300	316

5.88%, 5/15/16	225	265

5.60%, 11/30/17	600	713

6.15%, 11/30/37	50	65

5.30%, 5/27/40	250	298

Bristol-Myers Squibb Co., 5.25%, 8/15/13	200	216

5.45%, 5/1/18	340	406

5.88%, 11/15/36	23	29

6.13%, 5/1/38	5	7

Cardinal Health, Inc., 5.80%, 10/15/16	100	115

Eli Lilly & Co., 5.20%, 3/15/17	775	899

Express Scripts, Inc., 3.13%, 5/15/16	100	101

7.25%, 6/15/19	440	540

GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	100	109

5.65%, 5/15/18	800	967

5.38%, 4/15/34	150	178

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Pharmaceuticals – 0.7% – continued

6.38%, 5/15/38	$380	$509

McKesson Corp., 5.70%, 3/1/17	275	323

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	280

5.90%, 11/1/39	50	59

Medco Health Solutions, Inc., 7.13%, 3/15/18	300	364

Merck & Co., Inc., 5.30%, 12/1/13	100	109

4.75%, 3/1/15	375	421

6.00%, 9/15/17	350	427

5.00%, 6/30/19	725	861

5.75%, 11/15/36	50	63

5.85%, 6/30/39	350	456

Novartis Capital Corp., 1.90%, 4/24/13	210	214

4.40%, 4/24/20	185	209

Pfizer, Inc., 4.50%, 2/15/14	250	272

5.35%, 3/15/15	335	382

6.20%, 3/15/19	1,000	1,253

7.20%, 3/15/39	200	292

Pharmacia Corp., 6.60%, 12/1/28	125	164

Teva Pharmaceutical Finance Co. LLC, 5.55%, 2/1/16	100	114

6.15%, 2/1/36	45	56

Wyeth, 5.50%, 2/1/14	815	897

5.50%, 2/15/16	425	489
5.95%, 4/1/37	225	287
		13,725

Pipelines – 0.5%

Buckeye Partners L.P., 6.05%, 1/15/18	85	97

CenterPoint Energy Resources Corp., 7.88%, 4/1/13	150	164

6.00%, 5/15/18	85	98

6.63%, 11/1/37	50	61

5.85%, 1/15/41	50	54

El Paso Natural Gas Co., 5.95%, 4/15/17	350	394

8.38%, 6/15/32	100	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Pipelines – 0.5% – continued

Enbridge Energy Partners L.P., 5.20%, 3/15/20	$95	$101

7.50%, 4/15/38	50	63

Energy Transfer Partners L.P., 6.13%, 2/15/17	350	381

9.00%, 4/15/19	400	482

7.50%, 7/1/38	50	54

Enterprise Products Operating LLC, 5.65%, 4/1/13	350	370

5.60%, 10/15/14	250	274

3.20%, 2/1/16	200	204

6.30%, 9/15/17	335	389

5.25%, 1/31/20	300	330

6.88%, 3/1/33	50	59

7.55%, 4/15/38	50	62

Kinder Morgan Energy Partners L.P., 5.13%, 11/15/14	250	271

5.95%, 2/15/18	495	563

6.85%, 2/15/20	70	83

5.80%, 3/1/21	300	335

4.15%, 3/1/22	75	74

7.40%, 3/15/31	250	301

7.30%, 8/15/33	100	119

6.95%, 1/15/38	150	167

6.55%, 9/15/40	100	112

6.38%, 3/1/41	35	37

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	207

ONEOK Partners L.P., 3.25%, 2/1/16	135	137

6.15%, 10/1/16	200	227

8.63%, 3/1/19	350	451

ONEOK, Inc., 5.20%, 6/15/15	200	219

Panhandle Eastern Pipeline Co. L.P., 6.20%, 11/1/17	100	116

Plains All American Pipeline L.P./PAA Finance Corp., 6.13%, 1/15/17	200	225

6.50%, 5/1/18	300	345

5.75%, 1/15/20	200	218

5.00%, 2/1/21	100	105

Spectra Energy Capital LLC, 6.25%, 2/15/13	150	159

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Pipelines – 0.5% – continued

5.90%, 9/15/13	$125	$134

6.20%, 4/15/18	100	113

7.50%, 9/15/38	50	65

Tennessee Gas Pipeline Co., 7.00%, 10/15/28	50	59

Williams (The) Cos., Inc., 8.75%, 3/15/32	93	122

Williams Partners L.P., 5.25%, 3/15/20	180	194

4.13%, 11/15/20	300	298

6.30%, 4/15/40	130	144
Williams Partners L.P./Williams Partners Finance Corp., 7.25%, 2/1/17	100	116
		9,484

Real Estate – 0.0%

ProLogis L.P., 4.50%, 8/15/17	85	80

6.63%, 5/15/18	350	363
Regency Centers L.P., 5.88%, 6/15/17	25	27
		470

Real Estate Investment Trusts – 0.2%

BioMed Realty L.P., 3.85%, 4/15/16	100	98

Boston Properties L.P., 6.25%, 1/15/13	24	25

5.88%, 10/15/19	500	549

Brandywine Operating Partnership L.P., 5.70%, 5/1/17	150	152

CommonWealth REIT, 6.25%, 6/15/17	75	81

6.65%, 1/15/18	50	56

ERP Operating L.P., 4.75%, 7/15/20	335	349

HCP, Inc., 6.00%, 1/30/17	150	158

5.38%, 2/1/21	960	963

Health Care REIT, Inc., 3.63%, 3/15/16	500	487

Hospitality Properties Trust, 6.70%, 1/15/18	75	80

Liberty Property L.P., 6.63%, 10/1/17	50	55

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Real Estate Investment Trusts – 0.2% – continued

Simon Property Group L.P., 4.20%, 2/1/15	$85	$90

5.10%, 6/15/15	250	269

5.25%, 12/1/16	200	218

6.13%, 5/30/18	870	978

4.38%, 3/1/21	250	254
Ventas Realty L.P./Ventas Capital Corp., 4.75%, 6/1/21	50	48
		4,910

Retail – 0.7%

Costco Wholesale Corp., 5.50%, 3/15/17	250	296

CVS Caremark Corp., 5.75%, 6/1/17	700	803

4.75%, 5/18/20	250	274

4.13%, 5/15/21	100	104

6.25%, 6/1/27	250	305

6.13%, 9/15/39	175	205

Home Depot (The), Inc., 5.25%, 12/16/13	75	82

5.40%, 3/1/16	800	905

4.40%, 4/1/21	250	272

5.88%, 12/16/36	350	407

Kohl’s Corp., 6.88%, 12/15/37	150	191

Lowe’s Cos., Inc., 5.00%, 10/15/15	325	367

4.63%, 4/15/20	100	110

5.80%, 10/15/36	100	114

5.80%, 4/15/40	200	234

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	500	549

McDonald’s Corp., 4.30%, 3/1/13	175	184

5.80%, 10/15/17	750	904

3.63%, 5/20/21	100	109

6.30%, 10/15/37	75	101

Nordstrom, Inc., 6.25%, 1/15/18	325	385

7.00%, 1/15/38	50	66

Target Corp., 1.13%, 7/18/14	50	50

5.38%, 5/1/17	575	669

3.88%, 7/15/20	195	211

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Retail – 0.7% – continued

6.50%, 10/15/37	$125	$163

7.00%, 1/15/38	325	445

Walgreen Co., 5.25%, 1/15/19	525	621

Wal-Mart Stores, Inc., 4.25%, 4/15/13	375	396

4.55%, 5/1/13	1,050	1,115

7.25%, 6/1/13	175	194

2.88%, 4/1/15	225	237

3.63%, 7/8/20	200	214

4.25%, 4/15/21	600	672

5.88%, 4/5/27	250	306

5.25%, 9/1/35	175	201

6.20%, 4/15/38	275	355

5.63%, 4/1/40	155	189

4.88%, 7/8/40	90	100

5.00%, 10/25/40	350	400

5.63%, 4/15/41	625	770

Yum! Brands, Inc., 6.25%, 4/15/16	150	176

3.75%, 11/1/21	35	35
6.88%, 11/15/37	550	721
		15,207

Savings & Loans – 0.0%

Golden West Financial Corp., 4.75%, 10/1/12	75	77

Santander Holdings USA, Inc., 4.63%, 4/19/16	30	29
		106

Semiconductors – 0.1%

Applied Materials, Inc., 2.65%, 6/15/16	30	31

5.85%, 6/15/41	100	112

Intel Corp., 1.95%, 10/1/16	300	302

3.30%, 10/1/21	250	255

4.80%, 10/1/41	250	269

Texas Instruments, Inc.,
1.38%, 5/15/14	400	404
		1,373

Software – 0.3%

Adobe Systems, Inc., 3.25%, 2/1/15	350	367

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Software – 0.3% – continued

Fiserv, Inc., 3.13%, 10/1/15	$250	$254

3.13%, 6/15/16	170	172

Microsoft Corp., 0.88%, 9/27/13	400	403

4.20%, 6/1/19	250	277

3.00%, 10/1/20	330	338

5.20%, 6/1/39	200	239

4.50%, 10/1/40	210	231

Oracle Corp., 4.95%, 4/15/13	400	426

5.25%, 1/15/16	375	431

5.00%, 7/8/19	530	612

3.88%, 7/15/20 (2) (6)	300	319

6.50%, 4/15/38	550	721
6.13%, 7/8/39	100	128
		4,918

Telecommunications – 1.0%

AT&T Corp., 8.00%, 11/15/31	165	230

AT&T, Inc., 5.10%, 9/15/14	1,450	1,592

2.50%, 8/15/15	200	205

2.40%, 8/15/16	285	288

5.60%, 5/15/18	175	202

5.80%, 2/15/19	900	1,054

6.15%, 9/15/34	125	140

6.80%, 5/15/36	50	60

6.30%, 1/15/38	175	201

6.40%, 5/15/38	425	493

6.55%, 2/15/39	625	740

5.35%, 9/1/40	500	523

5.55%, 8/15/41	300	323

BellSouth Corp., 5.20%, 9/15/14	1,100	1,208

5.20%, 12/15/16	1,300	1,474

BellSouth Telecommunications, Inc., 6.38%, 6/1/28	75	85

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	472	516

8.50%, 11/15/18	1,100	1,466

Cisco Systems, Inc., 5.50%, 2/22/16	925	1,067

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Telecommunications – 1.0% – continued

3.15%, 3/14/17	$100	$105

4.45%, 1/15/20	335	370

5.90%, 2/15/39	500	601

5.50%, 1/15/40	195	225

Embarq Corp., 7.08%, 6/1/16	750	776

8.00%, 6/1/36	400	375

Harris Corp., 6.38%, 6/15/19	50	60

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	150	224

Qwest Corp., 8.38%, 5/1/16	880	966

6.88%, 9/15/33	125	118

Verizon Communications, Inc., 5.55%, 2/15/16	1,300	1,483

3.00%, 4/1/16	100	105

5.50%, 2/15/18	535	620

6.10%, 4/15/18	175	209

6.35%, 4/1/19	650	782

7.35%, 4/1/39	650	877

6.00%, 4/1/41	180	219

Verizon Global Funding Corp., 7.75%, 12/1/30	500	687

Verizon New York, Inc., 7.38%, 4/1/32	150	185
Verizon Virginia, Inc., 4.63%, 3/15/13	450	470
		21,324

Toys, Games & Hobbies – 0.0%
Hasbro, Inc., 6.35%, 3/15/40	250	275

Transportation – 0.3%

Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	500	578

5.75%, 3/15/18	100	118

4.10%, 6/1/21	20	21

3.45%, 9/15/21	50	51

6.15%, 5/1/37	100	123

5.75%, 5/1/40	750	882

CSX Corp., 5.50%, 8/1/13	200	215

6.25%, 4/1/15	250	289

4.25%, 6/1/21	100	106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.1% – continued

Transportation – 0.3% – continued

6.00%, 10/1/36	$100	$121

6.15%, 5/1/37	150	185

FedEx Corp., 8.00%, 1/15/19	40	52

Norfolk Southern Corp., 5.26%, 9/17/14	200	219

5.90%, 6/15/19	320	385

7.25%, 2/15/31	500	685

Ryder System, Inc., 3.60%, 3/1/16	85	89

3.50%, 6/1/17	45	47

Union Pacific Corp., 7.00%, 2/1/16	100	121

5.75%, 11/15/17	625	733

7.88%, 1/15/19	250	325

4.75%, 9/15/41	100	103

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	70

United Parcel Service, Inc., 5.50%, 1/15/18	775	930

3.13%, 1/15/21	250	261
6.20%, 1/15/38	150	203
		6,912

Water – 0.0%

American Water Capital Corp., 6.09%, 10/15/17	150	176
6.59%, 10/15/37	75	88
		264
Total Corporate Bonds
(Cost $302,920)		332,464

FOREIGN ISSUER BONDS – 7.0%

Banks – 1.7%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	145	134

Bank of Montreal, 1.75%, 4/29/14	75	76

Bank of Nova Scotia, 2.38%, 12/17/13	300	308

3.40%, 1/22/15	500	526

2.05%, 10/7/15	100	101

4.38%, 1/13/21	250	273

Barclays Bank PLC, 2.38%, 1/13/14	70	68

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Banks – 1.7% – continued

6.75%, 5/22/19	$1,300	$1,404

5.13%, 1/8/20	190	186

BNP Paribas S.A., 5.00%, 1/15/21	1,000	979

Canadian Imperial Bank of Commerce, 1.45%, 9/13/13	250	252

Credit Suisse, 5.00%, 5/15/13	900	930

3.50%, 3/23/15	250	250

6.00%, 2/15/18	190	193

5.30%, 8/13/19	300	303

5.40%, 1/14/20	500	480

Deutsche Bank A.G., 2.38%, 1/11/13	100	99

4.88%, 5/20/13	400	413

3.45%, 3/30/15	500	498

3.25%, 1/11/16	150	147

6.00%, 9/1/17	1,225	1,349

HSBC Holdings PLC, 5.25%, 12/12/12	700	722

5.10%, 4/5/21	1,100	1,133

6.50%, 9/15/37	300	294

6.80%, 6/1/38	150	150

Korea Development Bank, 5.30%, 1/17/13	205	212

4.38%, 8/10/15	245	250

Kreditanstalt fuer Wiederaufbau, 3.25%, 3/15/13	2,700	2,805

3.50%, 5/16/13	225	236

4.00%, 10/15/13	1,200	1,281

1.38%, 1/13/14	550	559

3.50%, 3/10/14	250	267

1.50%, 4/4/14	650	664

4.13%, 10/15/14	500	540

2.63%, 3/3/15	1,000	1,058

2.00%, 6/1/16	500	519

4.88%, 1/17/17	200	235

4.38%, 3/15/18	375	435

4.00%, 1/27/20	1,500	1,713

2.75%, 9/8/20	500	518

2.38%, 8/25/21	400	398

13.85%, 6/29/37 (7)	500	211

Landwirtschaftliche Rentenbank, 3.25%, 3/15/13	350	363

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Banks – 1.7% – continued

3.13%, 7/15/15	$525	$564

2.13%, 7/15/16	250	258

5.13%, 2/1/17	900	1,062

1.88%, 9/17/18	200	199

Lloyds TSB Bank PLC, 4.88%, 1/21/16	250	246

6.38%, 1/21/21	250	247

Oesterreichische Kontrollbank A.G., 4.75%, 10/16/12	850	887

1.75%, 3/11/13	200	203

3.63%, 6/17/13	170	179

4.50%, 3/9/15	650	725

5.00%, 4/25/17	100	117

Royal Bank of Canada, 2.63%, 12/15/15	180	186

2.88%, 4/19/16	200	207

2.30%, 7/20/16	250	253

Royal Bank of Scotland (The) PLC, 4.88%, 3/16/15	200	196

3.95%, 9/21/15	270	254

4.38%, 3/16/16	175	167

6.13%, 1/11/21	600	593

Royal Bank of Scotland Group PLC, 5.00%, 10/1/14	400	373

6.40%, 10/21/19	200	191

Toronto-Dominion Bank (The), 2.50%, 7/14/16	150	154

UBS A.G., 2.25%, 1/28/14	375	365

5.88%, 7/15/16	450	464

5.88%, 12/20/17	640	659

5.75%, 4/25/18	125	129

UFJ Finance Aruba AEC, 6.75%, 7/15/13	200	215

Westpac Banking Corp., 3.00%, 8/4/15	250	255

3.00%, 12/9/15	200	203
4.88%, 11/19/19	1,000	1,048
		34,131

Beverages – 0.1%

Diageo Capital PLC, 5.50%, 9/30/16	150	172

5.75%, 10/23/17	850	993

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Beverages – 0.1% – continued
Diageo Finance B.V., 5.50%, 4/1/13	$225	$240
		1,405

Chemicals – 0.0%

Potash Corp. of Saskatchewan, Inc., 3.75%, 9/30/15	300	319

6.50%, 5/15/19	135	165
5.88%, 12/1/36	50	60
		544

Diversified Financial Services – 0.0%

Credit Suisse, 5.86%, 5/15/17	150	118

MUFG Capital Finance 1 Ltd., 6.35%, 7/25/16	500	505
Nomura Holdings, Inc., 5.00%, 3/4/15	235	246
		869

Electric – 0.1%

Hydro Quebec, 8.00%, 2/1/13	250	274

2.00%, 6/30/16	75	76

9.40%, 2/1/21	200	307

Ontario Electricity Financial Corp., 7.45%, 3/31/13	150	164

Scottish Power Ltd., 5.38%, 3/15/15	100	105
TransAlta Corp., 4.75%, 1/15/15	370	393
		1,319

Electronics – 0.0%

Koninklijke Philips Electronics N.V., 4.63%, 3/11/13	200	210

6.88%, 3/11/38	225	290
		500

Food – 0.1%
Delhaize Group S.A., 5.70%, 10/1/40	1,000	1,036

Healthcare - Products – 0.0%

Covidien International Finance S.A., 6.00%, 10/15/17	800	950

6.55%, 10/15/37	25	32
		982

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Holding Companies - Diversified – 0.0%
EnCana Holdings Finance Corp., 5.80%, 5/1/14	$100	$110

Insurance – 0.0%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	100	114

AXA S.A., 8.60%, 12/15/30	75	84

Willis Group Holdings PLC, 5.75%, 3/15/21	100	104

XL Group Ltd., 5.75%, 10/1/21	200	199
		501

Iron/Steel – 0.0%

ArcelorMittal, 5.38%, 6/1/13	50	51

6.13%, 6/1/18	500	483

9.85%, 6/1/19	250	283

7.00%, 10/15/39	150	134
		951

Media – 0.0%

Thomson Reuters Corp., 5.95%, 7/15/13	375	405

5.85%, 4/15/40	150	169
		574

Mining – 0.3%

Barrick Gold Corp., 2.90%, 5/30/16	200	203

6.95%, 4/1/19	300	364

BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	300	316

5.50%, 4/1/14	300	329

5.25%, 12/15/15	250	286

5.40%, 3/29/17	100	115

6.50%, 4/1/19	200	246

Rio Tinto Alcan, Inc., 4.50%, 5/15/13	100	105

5.20%, 1/15/14	100	107

6.13%, 12/15/33	100	117

Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	155	157

2.25%, 9/20/16	150	150

6.50%, 7/15/18	675	810

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Mining – 0.3% – continued

9.00%, 5/1/19	$575	$774

3.75%, 9/20/21	500	498

Teck Resources Ltd., 3.85%, 8/15/17	35	37

6.00%, 8/15/40	45	46

6.25%, 7/15/41	350	367

Vale Overseas Ltd., 6.25%, 1/23/17	775	840

5.63%, 9/15/19	55	57

6.88%, 11/21/36	275	297
6.88%, 11/10/39	125	134
		6,355

Miscellaneous Manufacturing – 0.1%

Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	200	216

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	59

7.13%, 10/1/37	50	66

Tyco International Finance S.A., 4.13%, 10/15/14	55	58

3.38%, 10/15/15	100	104

8.50%, 1/15/19	50	65

Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	627
		1,195

Multi-National – 1.2%

African Development Bank, 2.50%, 3/15/16	500	532

1.25%, 9/2/16	40	40

Asian Development Bank, 1.63%, 7/15/13	500	510

2.50%, 3/15/16	500	531

5.50%, 6/27/16	600	720

5.59%, 7/16/18	50	62

Corp. Andina de Fomento, 5.20%, 5/21/13	100	105

5.75%, 1/12/17	100	109

Council of Europe Development Bank, 1.50%, 1/15/15	150	153

2.63%, 2/16/16	350	372

1.25%, 9/22/16	150	150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Multi-National – 1.2% – continued

European Bank for Reconstruction & Development, 3.63%, 6/17/13	$190	$200

1.63%, 9/3/15	500	506

2.50%, 3/15/16	300	315

European Investment Bank, 1.63%, 3/15/13	200	203

3.25%, 5/15/13	1,025	1,069

3.38%, 6/12/13	750	785

4.25%, 7/15/13	1,800	1,916

1.25%, 9/17/13	400	405

2.38%, 3/14/14	2,500	2,603

4.63%, 5/15/14	750	825

1.13%, 8/15/14	700	708

2.88%, 1/15/15	550	585

2.75%, 3/23/15	500	530

1.63%, 9/1/15	500	512

1.38%, 10/20/15	500	506

2.25%, 3/15/16	400	418

4.88%, 1/17/17	800	937

5.13%, 5/30/17	350	416

2.88%, 9/15/20	500	523

4.88%, 2/15/36	200	234

Inter-American Development Bank, 3.50%, 7/8/13	200	211

1.63%, 7/15/13	150	153

1.75%, 8/24/18	250	251

4.25%, 9/10/18	400	467

3.88%, 9/17/19	600	687

3.88%, 2/14/20	500	574

International Bank for Reconstruction & Development, 1.75%, 7/15/13	500	512

2.38%, 5/26/15	375	395

2.13%, 3/15/16	1,000	1,045

5.00%, 4/1/16	450	523

1.00%, 9/15/16	500	492

9.25%, 7/15/17	100	141

4.75%, 2/15/35	25	31

International Finance Corp., 3.50%, 5/15/13	300	313

Nordic Investment Bank, 2.50%, 7/15/15	900	952

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Multi-National – 1.2% – continued
5.00%, 2/1/17	$100	$118
		24,345

Oil & Gas – 0.8%

Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	92

Anadarko Finance Co., 7.50%, 5/1/31	75	89

BP Capital Markets PLC, 3.13%, 10/1/15	200	207

4.75%, 3/10/19	1,200	1,326

4.50%, 10/1/20	200	217

4.74%, 3/11/21	400	439

Canadian Natural Resources Ltd., 5.70%, 5/15/17	225	257

5.90%, 2/1/18	250	293

6.25%, 3/15/38	150	178

6.75%, 2/1/39	50	63

Cenovus Energy, Inc., 4.50%, 9/15/14	50	54

6.75%, 11/15/39	65	80

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	250	307

Devon Financing Corp. ULC, 7.88%, 9/30/31	200	280

Encana Corp., 5.90%, 12/1/17	725	825

6.50%, 5/15/19	75	90

6.63%, 8/15/37	75	86

6.50%, 2/1/38	100	114

Nexen, Inc., 6.20%, 7/30/19	60	68

7.88%, 3/15/32	75	106

7.50%, 7/30/39	330	386

Noble Holding International Ltd., 3.45%, 8/1/15	200	210

6.05%, 3/1/41	70	80

Petrobras International Finance Co., 3.88%, 1/27/16	400	397

5.75%, 1/20/20	665	690

5.38%, 1/27/21	390	394

6.88%, 1/20/40	395	417

6.75%, 1/27/41	140	145

Petro-Canada, 4.00%, 7/15/13	200	209

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Oil & Gas – 0.8% – continued

6.05%, 5/15/18	$50	$58

5.95%, 5/15/35	100	109

6.80%, 5/15/38	50	60

Petroleos Mexicanos, 6.00%, 3/5/20	550	602

5.50%, 1/21/21(2)	75	79

Shell International Finance B.V., 1.88%, 3/25/13	255	260

3.10%, 6/28/15	400	425

4.30%, 9/22/19	1,450	1,629

6.38%, 12/15/38	600	817

Statoil ASA, 3.13%, 8/17/17	250	265

5.25%, 4/15/19	750	885

7.75%, 6/15/23	100	138

Suncor Energy, Inc., 6.10%, 6/1/18	275	321

7.15%, 2/1/32	100	123

5.95%, 12/1/34	50	54

6.50%, 6/15/38	100	117

Talisman Energy, Inc., 7.75%, 6/1/19	175	215

Total Capital Canada Ltd., 1.63%, 1/28/14	400	407

Total Capital S.A., 3.00%, 6/24/15	250	264

2.30%, 3/15/16	500	513

Transocean, Inc., 4.95%, 11/15/15	500	526

6.00%, 3/15/18	225	239
6.80%, 3/15/38	200	207
		16,412

Oil & Gas Services – 0.1%

Weatherford International Ltd., 5.50%, 2/15/16	200	218

6.00%, 3/15/18	725	802

9.63%, 3/1/19	100	129
6.50%, 8/1/36	125	131
		1,280

Pharmaceuticals – 0.1%

AstraZeneca PLC, 5.90%, 9/15/17	800	956

6.45%, 9/15/37	50	67

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Pharmaceuticals – 0.1% – continued

Novartis Securities Investment Ltd., 5.13%, 2/10/19	$850	$1,003

Sanofi, 1.20%, 9/30/14	100	100

2.63%, 3/29/16	250	259

4.00%, 3/29/21	250	271

Teva Pharmaceutical Finance II B.V./Teva

Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	362
		3,018

Pipelines – 0.1%

Enbridge, Inc.,

5.80%, 6/15/14	75	82

TransCanada PipeLines Ltd., 6.50%, 8/15/18	465	569

5.85%, 3/15/36	275	330

6.20%, 10/15/37	50	62

7.63%, 1/15/39	295	401

6.10%, 6/1/40	150	184
6.35%, 5/15/67	100	100
		1,728

Regional – 0.4%

Province of British Columbia Canada, 4.30%, 5/30/13	100	106

2.85%, 6/15/15	200	213

2.10%, 5/18/16	185	192

2.65%, 9/22/21	150	152

7.25%, 9/1/36	175	281

Province of Manitoba Canada, 2.63%, 7/15/15	120	127

4.90%, 12/6/16	200	233

9.25%, 4/1/20	150	220

Province of Nova Scotia Canada, 8.25%, 7/30/22	200	291

Province of Ontario Canada, 4.38%, 2/15/13	250	263

3.50%, 7/15/13	100	105

1.38%, 1/27/14	500	506

2.95%, 2/5/15	400	423

2.70%, 6/16/15	450	473

4.75%, 1/19/16	200	228

5.45%, 4/27/16	350	411

4.95%, 11/28/16	650	754

4.00%, 10/7/19	835	932

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Regional – 0.4% – continued

4.40%, 4/14/20	$500	$569

Province of Quebec Canada, 5.13%, 11/14/16	250	293

4.63%, 5/14/18	350	406

2.75%, 8/25/21	100	99

7.50%, 7/15/23	300	428

7.13%, 2/9/24	100	140

7.50%, 9/15/29	375	574

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	299
		8,718

Sovereign – 1.3%

Brazilian Government International Bond, 6.00%, 1/17/17	1,250	1,427

8.00%, 1/15/18	289	341

8.88%, 10/14/19	1,075	1,457

8.88%, 4/15/24	600	852

10.13%, 5/15/27	500	790

7.13%, 1/20/37	250	319

11.00%, 8/17/40	835	1,104

5.63%, 1/7/41	135	146

Canada Government International Bond, 2.38%, 9/10/14	240	253

Chile Government International Bond, 3.25%, 9/14/21	250	244

Colombia Government International Bond, 7.38%, 3/18/19	250	308

4.38%, 7/12/21	1,000	1,020

Eksportfinans ASA, 1.88%, 4/2/13	500	508

2.00%, 9/15/15	300	306

2.38%, 5/25/16	60	62

5.50%, 5/25/16	100	117

5.50%, 6/26/17	200	237

Export Development Canada, 3.50%, 5/16/13	670	703

Hungary Government International Bond, 6.25%, 1/29/20	175	170

Israel Government International Bond, 5.50%, 11/9/16	225	255

5.13%, 3/26/19	250	275

Japan Bank for International Cooperation, 4.25%, 6/18/13	200	212

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Sovereign – 1.3% – continued

Japan Finance Corp., 2.13%, 11/5/12	$1,000	$1,018

2.88%, 2/2/15	500	529

1.88%, 9/24/15	250	253

2.50%, 5/18/16	300	313

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	556

Mexico Government International Bond, 6.38%, 1/16/13	875	925

6.63%, 3/3/15	500	564

5.63%, 1/15/17	770	858

8.13%, 12/30/19	400	536

5.13%, 1/15/20	360	390

7.50%, 4/8/33	100	132

6.75%, 9/27/34	750	923

6.05%, 1/11/40	570	644

Panama Government International Bond, 7.25%, 3/15/15	250	286

Peruvian Government International Bond, 8.38%, 5/3/16	350	427

7.35%, 7/21/25	250	311

6.55%, 3/14/37	250	290

5.63%, 11/18/50	350	350

Poland Government International Bond, 3.88%, 7/16/15	110	112

5.00%, 10/19/15	475	501

6.38%, 7/15/19	400	440

5.13%, 4/21/21	150	150

Republic of Italy, 5.25%, 9/20/16	1,000	994

5.38%, 6/12/17	1,675	1,649

5.38%, 6/15/33	175	160

Republic of Korea, 4.25%, 6/1/13	100	103

4.88%, 9/22/14	400	424

5.13%, 12/7/16	125	135

7.13%, 4/16/19	150	182

South Africa Government International Bond, 6.88%, 5/27/19	275	327
Svensk Exportkredit AB, 5.13%, 3/1/17	500	578
		26,166

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Telecommunications – 0.6%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	$400	$440

2.38%, 9/8/16	200	193

5.00%, 3/30/20	300	317

6.13%, 11/15/37	200	208

6.13%, 3/30/40	300	312

British Telecommunications PLC, 5.95%, 1/15/18	575	639

9.88%, 12/15/30	100	145

Deutsche Telekom International Finance B.V., 5.88%, 8/20/13	775	829

5.75%, 3/23/16	525	578

8.75%, 6/15/30	400	533

France Telecom S.A., 2.13%, 9/16/15	125	124

5.38%, 7/8/19	500	546

8.50%, 3/1/31	175	242

Nokia OYJ, 5.38%, 5/15/19	325	317

Rogers Communications, Inc., 6.80%, 8/15/18	600	728

Telecom Italia Capital S.A., 5.25%, 11/15/13	475	464

5.25%, 10/1/15	675	644

6.38%, 11/15/33	50	43

7.72%, 6/4/38	450	429

Telefonica Emisiones S.A.U., 4.95%, 1/15/15	335	330

6.42%, 6/20/16	900	923

5.46%, 2/16/21	170	161

7.05%, 6/20/36	450	450

Telefonos de Mexico S.A.B. de C.V., 5.50%, 1/27/15	125	135

Vodafone Group PLC, 5.00%, 12/16/13	850	917

5.00%, 9/15/15	450	501

5.63%, 2/27/17	225	258
6.15%, 2/27/37	375	465
		11,871

Transportation – 0.0%

Canadian National Railway Co., 4.40%, 3/15/13	450	473

6.90%, 7/15/28	25	34

6.20%, 6/1/36	25	32

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Transportation – 0.0% – continued

6.38%, 11/15/37	$50	$66

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	59
5.95%, 5/15/37	50	58
		722
Total Foreign Issuer Bonds
(Cost $135,225)		144,732

U.S. GOVERNMENT AGENCIES – 38.1% (8)

Fannie Mae – 17.2%

4.75%, 11/19/12	2,775	2,913

0.38%, 12/28/12	1,000	1,001

3.63%, 2/12/13	2,800	2,921

4.38%, 3/15/13	3,300	3,490

3.25%, 4/9/13	950	992

3.88%, 7/12/13	1,900	2,017

1.00%, 9/23/13	3,000	3,030

4.63%, 10/15/13	3,200	3,469

2.75%, 3/13/14	4,000	4,215

3.00%, 9/16/14	1,000	1,070

1.63%, 10/26/15	1,000	1,026

2.25%, 3/15/16	2,500	2,623

2.38%, 4/11/16	3,000	3,162

1.25%, 9/28/16	3,700	3,693

5.00%, 5/11/17	1,000	1,191

5.38%, 6/12/17	3,000	3,638

6.63%, 11/15/30	200	297

6.00%, 4/18/36	2,000	2,307

5.63%, 7/15/37	1,000	1,370

Pool #255376, 6.00%, 8/1/19	121	132

Pool #255695, 2.50%, 3/1/35	42	44

Pool #256675, 5.00%, 4/1/27	194	210

Pool #256677, 6.00%, 4/1/27	166	183

Pool #256792, 6.50%, 6/1/22	146	160

Pool #256925, 6.00%, 10/1/37	380	417

Pool #256959, 6.00%, 11/1/37	1,679	1,846

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #256985, 7.00%, 11/1/37	$370	$425

Pool #257057, 5.00%, 1/1/28	709	764

Pool #257106, 4.50%, 1/1/28	122	130

Pool #257237, 4.50%, 6/1/28	356	379

Pool #257239, 5.50%, 6/1/28	408	444

Pool #257243, 7.00%, 6/1/38	1,032	1,185

Pool #257367, 5.50%, 9/1/28	847	920

Pool #357630, 5.00%, 10/1/19	153	165

Pool #707791, 5.00%, 6/1/33	1,197	1,294

Pool #709239, 5.00%, 7/1/18	841	910

Pool #720049, 5.50%, 7/1/33	329	359

Pool #722424, 2.43%, 7/1/33	69	73

Pool #725185, 5.00%, 2/1/19	190	205

Pool #725425, 5.50%, 4/1/34	385	421

Pool #730811, 4.50%, 8/1/33	602	643

Pool #735222, 5.00%, 2/1/35	224	242

Pool #735358, 5.50%, 2/1/35	939	1,026

Pool #735502, 6.00%, 4/1/35	115	127

Pool #737853, 5.00%, 9/1/33	1,895	2,048

Pool #745418, 5.50%, 4/1/36	430	470

Pool #745754, 5.00%, 9/1/34	1,933	2,090

Pool #745826, 6.00%, 7/1/36	2,173	2,393

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #746272, 4.00%, 10/1/18	$638	$679

Pool #747383, 5.50%, 10/1/33	719	786

Pool #753678, 2.34%, 12/1/33	255	267

Pool #755632, 5.00%, 4/1/34	1,077	1,164

Pool #766083, 2.38%, 2/1/34	15	16

Pool #772730, 5.00%, 4/1/34	961	1,038

Pool #773287, 2.37%, 3/1/35	299	315

Pool #790406, 6.00%, 9/1/34	418	465

Pool #793666, 5.50%, 9/1/34	458	504

Pool #796250, 5.50%, 11/1/34	295	322

Pool #800471, 5.50%, 10/1/34	1,766	1,929

Pool #807701, 4.50%, 12/1/19	149	159

Pool #811944, 4.50%, 1/1/20	215	231

Pool #815639, 2.47%, 6/1/35	53	55

Pool #817795, 6.00%, 8/1/36	407	448

Pool #820998, 2.50%, 4/1/35	135	135

Pool #821912, 2.10%, 6/1/35	540	562

Pool #822455, 2.69%, 4/1/35	127	135

Pool #826057, 5.00%, 7/1/35	448	491

Pool #826368, 5.10%, 7/1/35	284	301

Pool #826585, 5.00%, 8/1/35	1,207	1,303

Pool #828523, 5.00%, 7/1/35	442	478

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #831676, 6.50%, 8/1/36	$163	$182

Pool #832628, 5.50%, 9/1/20	151	166

Pool #833067, 5.50%, 9/1/35	1,922	2,099

Pool #835517, 4.93%, 8/1/35	111	119

Pool #840577, 5.00%, 10/1/20	119	129

Pool #844909, 4.50%, 10/1/20	124	133

Pool #845425, 6.00%, 2/1/36	1,806	1,989

Pool #846600, 2.61%, 1/1/36	549	579

Pool #847921, 5.50%, 11/1/20	457	498

Pool #850614, 5.52%, 1/1/36	137	147

Pool #863759, 4.00%, 12/1/20	187	199

Pool #864435, 4.50%, 12/1/20	468	501

Pool #866109, 2.52%, 12/1/35	51	54

Pool #869217, 2.48%, 2/1/36	214	225

Pool #869710, 6.00%, 4/1/36	717	790

Pool #871135, 6.00%, 1/1/37	284	316

Pool #880505, 6.00%, 8/1/21	96	104

Pool #881818, 6.50%, 8/1/36	1,233	1,374

Pool #882055, 2.01%, 6/1/36	160	165

Pool #884776, 5.11%, 10/1/36	281	295

Pool #885769, 6.00%, 6/1/36	119	131

Pool #885866, 6.00%, 6/1/36	400	445

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #887019, 2.48%, 6/1/36	$324	$343

Pool #887111, 5.50%, 5/1/20	92	101

Pool #888100, 5.50%, 9/1/36	1,424	1,556

Pool #888152, 5.00%, 5/1/21	322	349

Pool #888205, 6.50%, 2/1/37	326	364

Pool #888318, 4.31%, 2/1/37	151	159

Pool #888447, 4.00%, 5/1/21	198	211

Pool #889224, 5.50%, 1/1/37	1,930	2,108

Pool #889390, 6.00%, 3/1/23	292	317

Pool #889401, 6.00%, 3/1/38	1,353	1,490

Pool #889415, 6.00%, 5/1/37	3,926	4,368

Pool #889579, 6.00%, 5/1/38	2,853	3,143

Pool #889630, 6.50%, 3/1/38	321	356

Pool #889886, 7.00%, 12/1/37	389	447

Pool #889970, 5.00%, 12/1/36	1,429	1,543

Pool #890234, 6.00%, 10/1/38	892	985

Pool #892536, 6.50%, 9/1/36	171	191

Pool #892968, 6.50%, 8/1/21	32	35

Pool #893363, 5.00%, 6/1/36	322	347

Pool #893366, 5.00%, 4/1/35	494	533

Pool #894453, 5.96%, 9/1/36	536	581

Pool #898089, 5.50%, 7/1/26	323	352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #898417, 6.00%, 10/1/36	$392	$431

Pool #899079, 5.00%, 3/1/37	659	710

Pool #902188, 5.58%, 11/1/36	22	23

Pool #902414, 5.50%, 11/1/36	1,163	1,267

Pool #905090, 5.50%, 10/1/21	180	195

Pool #905759, 5.82%, 12/1/36	69	73

Pool #906090, 5.50%, 1/1/37	1,323	1,457

Pool #906237, 5.78%, 1/1/37	155	164

Pool #907818, 5.66%, 1/1/37	31	32

Pool #910147, 5.00%, 3/1/22	377	406

Pool #910338, 5.62%, 3/1/37	56	60

Pool #912414, 4.50%, 1/1/22	404	432

Pool #914522, 5.66%, 3/1/37	23	24

Pool #915499, 5.00%, 3/1/37	905	991

Pool #915870, 7.00%, 4/1/37	92	106

Pool #918515, 5.00%, 6/1/37	664	715

Pool #919461, 5.82%, 4/1/37	47	50

Pool #920457, 4.47%, 8/1/36	21	23

Pool #920988, 5.80%, 11/1/36	13	13

Pool #923023, 6.76%, 1/1/37	378	391

Pool #923123, 5.00%, 4/1/36	200	217

Pool #923166, 7.50%, 1/1/37	116	135

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #928261, 4.50%, 3/1/36	$351	$374

Pool #928584, 6.50%, 8/1/37	1,463	1,624

Pool #928909, 6.00%, 12/1/37	17	18

Pool #928915, 6.00%, 11/1/37	155	170

Pool #930606, 4.00%, 2/1/39	3,933	4,134

Pool #931195, 4.50%, 5/1/24	1,474	1,570

Pool #931665, 4.50%, 7/1/24	3,531	3,760

Pool #932023, 5.00%, 1/1/38	1,177	1,270

Pool #932741, 4.50%, 4/1/40	1,691	1,815

Pool #934466, 5.50%, 9/1/23	1,056	1,145

Pool #940623, 5.50%, 8/1/37	536	583

Pool #943388, 6.00%, 6/1/37	1,384	1,521

Pool #943617, 6.00%, 8/1/37	1,185	1,319

Pool #945876, 5.50%, 8/1/37	319	348

Pool #946527, 7.00%, 9/1/37	262	301

Pool #947216, 6.00%, 10/1/37	355	395

Pool #949391, 5.50%, 8/1/22	79	86

Pool #953018, 6.50%, 10/1/37	1,134	1,257

Pool #953910, 6.00%, 11/1/37	705	775

Pool #955771, 6.50%, 10/1/37	1,269	1,408

Pool #959604, 6.50%, 11/1/37	172	191

Pool #959880, 5.50%, 11/1/37	600	653

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #962687, 5.00%, 4/1/38	$1,459	$1,571

Pool #963735, 4.50%, 6/1/23	447	476

Pool #965389,

6.00%, 10/1/23	504	547

Pool #966660,

6.00%, 12/1/37	38	42

Pool #968037,

6.00%, 1/1/38	958	1,053

Pool #969632,

6.50%, 1/1/38	312	346

Pool #970013,

4.50%, 6/1/38	808	859

Pool #971734,

4.50%, 4/1/37	331	352

Pool #972452,

5.50%, 3/1/38	2,205	2,396

Pool #975365,

5.00%, 6/1/23	341	367

Pool #976699,

5.00%, 4/1/28	252	271

Pool #976963,

5.50%, 2/1/38	9,025	9,854

Pool #981704,

5.00%, 6/1/23	1,138	1,224

Pool #981823,

4.98%, 6/1/38	302	323

Pool #981854,

5.50%, 7/1/38	1,895	2,059

Pool #984075,

4.50%, 6/1/23	539	574

Pool #986760,

5.50%, 7/1/38	3,935	4,332

Pool #987114,

5.50%, 9/1/23	108	118

Pool #987115,

5.50%, 9/1/23	422	458

Pool #992472,

6.00%, 10/1/38	582	640

Pool #992491,

4.50%, 10/1/23	368	392

Pool #993055,

5.50%, 12/1/38	704	765

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #995018, 5.50%, 6/1/38	$977	$1,065

Pool #995266, 5.00%, 12/1/23	3,031	3,261

Pool #995879, 6.00%, 4/1/39	1,288	1,416

Pool #AA0451, 6.00%, 12/1/23	97	106

Pool #AA2939, 4.50%, 4/1/39	2,024	2,181

Pool #AA4482, 4.00%, 4/1/39	3,558	3,745

Pool #AA4562, 4.50%, 9/1/39	1,618	1,743

Pool #AA8978, 4.50%, 7/1/39	423	454

Pool #AA9357, 4.50%, 8/1/39	3,589	3,812

Pool #AB1048, 4.50%, 5/1/40	3,446	3,674

Pool #AB2067, 3.50%, 1/1/41	2,436	2,505

Pool #AB2092, 4.00%, 1/1/41	986	1,036

Pool #AB2272, 4.50%, 2/1/41	1,852	1,995

Pool #AB2693, 4.50%, 4/1/41	1,270	1,354

Pool #AB2768, 4.50%, 4/1/41	1,962	2,099

Pool #AB3246, 5.00%, 7/1/41	1,411	1,527

Pool #AC2947, 5.50%, 9/1/39	2,964	3,240

Pool #AC2969, 5.00%, 9/1/39	8,279	9,006

Pool #AC3263, 4.50%, 9/1/29	865	921

Pool #AC3312, 4.50%, 10/1/39	4,362	4,633

Pool #AC4861, 4.50%, 11/1/24	1,815	1,955

Pool #AC5040, 4.00%, 10/1/24	1,391	1,468

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Fannie Mae – 17.2% – continued

Pool #AC6118, 4.50%, 11/1/39	$1,429	$1,518

Pool #AC6742, 4.50%, 1/1/40	3,653	3,922

Pool #AC9581, 5.50%, 1/1/40	4,048	4,463

Pool #AD0585, 4.50%, 12/1/39	1,719	1,858

Pool #AD0639, 6.00%, 12/1/38	1,533	1,685

Pool #AD5241, 4.50%, 7/1/40	2,184	2,320

Pool #AD5525, 5.00%, 6/1/40	1,780	1,929

Pool #AD5556, 4.00%, 6/1/25	1,438	1,519

Pool #AD7859, 5.00%, 6/1/40	1,318	1,421

Pool #AE0289, 3.60%, 5/1/40	895	939

Pool #AE0891, 3.71%, 1/1/41	939	988

Pool #AE0971, 4.00%, 5/1/25	951	1,003

Pool #AE1807, 4.00%, 10/1/40	7,635	8,013

Pool #AE3873, 4.50%, 10/1/40	854	907

Pool #AE5436, 4.50%, 10/1/40	1,233	1,309

Pool #AE5767, 3.29%, 5/1/41	641	672

Pool #AH0525, 4.00%, 12/1/40	3,865	4,057

Pool #AH1295, 3.50%, 1/1/26	1,434	1,500

Pool #AH2488, 3.35%, 2/1/41	947	987

Pool #AH3226, 5.00%, 2/1/41	626	675

Pool #AH4158, 4.00%, 1/1/41	978	1,026

Pool #AH5614, 3.50%, 2/1/26	1,435	1,500

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued
Fannie Mae – 17.2% – continued

Pool #AI1247, 4.00%, 4/1/26	$1,237	$1,306

Pool #AI3470, 4.50%, 6/1/41	1,978	2,101

Pool #AI5539, 3.50%, 6/1/41	497	520

Pool #AI5603, 4.50%, 7/1/41	993	1,055

Pool #MA0361, 4.00%, 3/1/30	1,623	1,718

Pool #MA0667, 4.00%, 3/1/31	1,945	2,059

Pool #MA0706, 4.50%, 4/1/31	2,915	3,103

Pool #MA0711, 3.50%, 4/1/31	976	1,024

Pool #MA0720, 5.00%, 4/1/31	966	1,041

Pool TBA, 4.00%, 10/15/25 (1)	8,850	9,326

3.00%, 12/31/26 (1)	2,000	2,060

3.50%, 10/15/40 (1)	2,500	2,568

4.00%, 10/15/40 (1)	12,570	13,175

4.50%, 10/15/40 (1)	20,520	21,767

5.00%, 10/15/40 (1)	14,850	15,973

5.50%, 10/15/40 (1)	1,000	1,085

4.00%, 11/15/40 (1)	1,700	1,777

4.50%, 11/15/40 (1)	2,100	2,222
3.50%, 12/31/49 (1)	6,500	6,786
		356,156
Federal Home Loan Bank – 1.4%

1.63%, 11/21/12	2,000	2,030

3.38%, 2/27/13	3,750	3,908

1.88%, 6/21/13	5,000	5,128

4.00%, 9/6/13	2,000	2,135

3.63%, 10/18/13	2,800	2,980

5.50%, 8/13/14	1,000	1,137

5.13%, 10/19/16	5,450	6,420
4.75%, 12/16/16	4,200	4,898
		28,636
Freddie Mac – 5.0%

4.63%, 10/25/12	850	889

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued
Freddie Mac – 5.0% – continued

4.50%, 1/15/13	$3,300	$3,476

3.75%, 6/28/13	2,000	2,119

0.50%, 9/6/13	2,300	2,296

0.88%, 10/28/13	3,000	3,026

0.38%, 10/30/13	3,000	2,995

4.50%, 1/15/14	7,000	7,636

3.00%, 7/28/14	1,000	1,066

4.38%, 7/17/15	900	1,017

5.25%, 4/18/16	500	590

2.50%, 5/27/16	4,000	4,236

2.00%, 8/25/16	5,000	5,176

5.00%, 2/16/17	500	591

5.13%, 11/17/17	2,500	3,008

4.88%, 6/13/18	1,000	1,196

3.75%, 3/27/19	1,000	1,130

6.75%, 3/15/31	200	303

Pool #1B2125, 2.38%, 3/1/35	442	464

Pool #1B2934, 2.52%, 3/1/36	751	789

Pool #1B3264, 5.93%, 2/1/37	219	236

Pool #1B7328, 5.77%, 4/1/37	71	76

Pool #1B7359, 5.84%, 5/1/37	92	95

Pool #1G0321, 2.82%, 9/1/35	143	149

Pool #1G0911, 2.48%, 4/1/36	302	318

Pool #1G1506, 5.51%, 1/1/37	78	84

Pool #1G1623, 5.70%, 4/1/37	109	118

Pool #1G1763, 2.55%, 11/1/35	55	58

Pool #1G1790, 2.92%, 11/1/35	85	90

Pool #1G2620, 4.82%, 11/1/36	39	41

Pool #1G2638, 6.26%, 9/1/36	25	26

Pool #1G2675, 5.81%, 2/1/38	463	502

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac – 5.0% – continued

Pool #1G3611, 5.94%, 4/1/37	$63	$67

Pool #1H1348, 5.81%, 10/1/36	54	58

Pool #1H2569, 2.57%, 9/1/35	642	676

Pool #1H2605, 5.62%, 4/1/36	359	384

Pool #1J0345, 5.64%, 3/1/37	33	36

Pool #1J0355, 5.69%, 3/1/37	33	35

Pool #1J0365, 5.73%, 4/1/37	145	155

Pool #1J1390, 5.89%, 12/1/36	50	54

Pool #1J1634, 4.35%, 12/1/36	301	318

Pool #1L0078, 5.15%, 6/1/35	50	52

Pool #1L1214, 2.50%, 12/1/35	1,892	1,986

Pool #1L1480, 2.14%, 12/1/33	99	101

Pool #1N0243, 2.55%, 8/1/36	26	27

Pool #1N1746, 5.69%, 9/1/37	246	263

Pool #781274, 2.50%, 2/1/34	27	28

Pool #782905, 4.93%, 12/1/34	38	40

Pool #847755, 5.01%, 5/1/37	124	131

Pool TBA, 4.00%, 10/15/25 (1)	9,000	9,464

3.50%, 11/15/25 (1)	1,700	1,768

4.00%, 10/15/40 (1)	15,700	16,431

4.50%, 10/15/40 (1)	12,978	13,726

5.50%, 10/15/40 (1)	9,350	10,111
3.50%, 12/31/49 (1)	3,500	3,647
		103,354

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9%

Pool #A16753, 5.00%, 11/1/33	$217	$234

Pool #A17665, 5.00%, 1/1/34	637	687

Pool #A27950, 5.50%, 11/1/34	1,942	2,115

Pool #A31136, 5.50%, 1/1/35	406	447

Pool #A39306, 5.50%, 11/1/35	1,621	1,765

Pool #A46224, 5.00%, 7/1/35	197	214

Pool #A48104, 5.00%, 1/1/36	433	469

Pool #A51296, 6.00%, 8/1/36	306	340

Pool #A54897, 6.50%, 8/1/36	176	198

Pool #A56110, 5.50%, 12/1/36	419	460

Pool #A58690, 6.00%, 3/1/37	67	74

Pool #A58718, 5.50%, 3/1/37	167	182

Pool #A59081, 5.50%, 4/1/37	2,341	2,541

Pool #A60942, 5.00%, 5/1/37	394	424

Pool #A61560, 5.50%, 10/1/36	2,695	2,956

Pool #A61573, 5.00%, 9/1/34	2,012	2,182

Pool #A61597, 5.50%, 12/1/35	241	262

Pool #A64474, 5.50%, 9/1/37	195	212

Pool #A67116, 7.00%, 10/1/37	96	110

Pool #A68761, 5.50%, 9/1/37	938	1,018

Pool #A69169, 4.50%, 12/1/37	727	771

Pool #A69303, 6.00%, 11/1/37	387	425

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9% – continued

Pool #A73778, 5.00%, 2/1/38	$1,374	$1,475

Pool #A74134, 7.00%, 2/1/38	226	260

Pool #A78507, 5.00%, 6/1/38	3,322	3,603

Pool #A81606, 6.00%, 9/1/38	511	561

Pool #A81856, 7.00%, 9/1/38	81	93

Pool #A83008, 5.50%, 11/1/38	3,154	3,461

Pool #A84432, 4.50%, 2/1/39	637	676

Pool #A88476, 4.50%, 9/1/39	4,963	5,292

Pool #A88566, 5.00%, 9/1/39	2,981	3,233

Pool #A89346, 4.50%, 10/1/39	4,772	5,054

Pool #A90749, 4.50%, 1/1/40	2,702	2,881

Pool #A91541, 5.00%, 3/1/40	880	955

Pool #A91626, 4.50%, 3/1/40	1,434	1,540

Pool #A91942, 4.50%, 4/1/40	1,372	1,463

Pool #A96296, 4.00%, 1/1/41	1,463	1,537

Pool #A96310, 4.00%, 1/1/41	980	1,029

Pool #A96995, 4.00%, 2/1/41	3,449	3,616

Pool #A97443, 4.50%, 3/1/41	1,654	1,751

Pool #B10630, 4.50%, 11/1/18	454	485

Pool #B17658, 4.50%, 1/1/20	20	22

Pool #B18502, 5.50%, 6/1/20	79	86

Pool #B18931, 4.50%, 3/1/20	70	75

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9% – continued

Pool #C91009, 5.00%, 11/1/26	$107	$115

Pool #C91020, 5.50%, 3/1/27	200	217

Pool #C91247, 5.00%, 4/1/29	874	940

Pool #C91354, 4.00%, 1/1/31	1,934	2,046

Pool #D97197, 5.00%, 2/1/27	177	192

Pool #D97498, 6.00%, 12/1/27	495	543

Pool #D97524, 5.50%, 1/1/28	624	676

Pool #D97564, 5.00%, 1/1/28	490	526

Pool #D98301, 4.50%, 7/1/29	1,094	1,163

Pool #E99030, 4.50%, 9/1/18	854	912

Pool #G01907, 4.50%, 8/1/34	285	304

Pool #G01974, 5.00%, 12/1/35	3,039	3,274

Pool #G02064, 5.00%, 2/1/36	1,300	1,400

Pool #G02069, 5.50%, 3/1/36	248	270

Pool #G02386, 6.00%, 11/1/36	2,920	3,214

Pool #G02391, 6.00%, 11/1/36	82	90

Pool #G02540, 5.00%, 11/1/34	461	497

Pool #G02649, 6.00%, 1/1/37	151	167

Pool #G02702, 6.50%, 1/1/37	271	302

Pool #G02789, 6.00%, 4/1/37	6,895	7,573

Pool #G02911, 6.00%, 4/1/37	148	164

Pool #G02973, 6.00%, 6/1/37	322	355

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9% – continued

Pool #G03121, 5.00%, 6/1/36	$1,148	$1,237

Pool #G03134, 5.50%, 8/1/36	450	490

Pool #G03176, 5.00%, 8/1/37	496	533

Pool #G03218, 6.00%, 9/1/37	383	421

Pool #G03351, 6.00%, 9/1/37	593	659

Pool #G03513, 6.00%, 11/1/37	909	998

Pool #G03600, 7.00%, 11/1/37	269	309

Pool #G03737, 6.50%, 11/1/37	4,939	5,504

Pool #G04287, 5.00%, 5/1/38	1,266	1,359

Pool #G04459, 5.50%, 6/1/38	1,231	1,334

Pool #G04611, 6.00%, 7/1/38	2,220	2,447

Pool #G04650, 6.50%, 9/1/38	1,870	2,077

Pool #G04817, 5.00%, 9/1/38	913	980

Pool #G05082, 5.00%, 3/1/38	1,660	1,788

Pool #G05167, 4.50%, 2/1/39	2,367	2,510

Pool #G05725, 4.50%, 11/1/39	1,558	1,674

Pool #G05733, 5.00%, 11/1/39	1,610	1,746

Pool #G05870, 4.50%, 4/1/40	1,836	1,958

Pool #G05876, 4.50%, 4/1/40	4,023	4,334

Pool #G08189, 7.00%, 3/1/37	93	107

Pool #G08192, 5.50%, 4/1/37	623	676

Pool #G08341, 5.00%, 4/1/39	8,614	9,252

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9% – continued

Pool #G11776, 4.50%, 9/1/20	$160	$172

Pool #G12571, 4.00%, 1/1/22	413	439

Pool #G12673, 5.00%, 9/1/21	323	349

Pool #G12837, 4.50%, 4/1/22	513	549

Pool #G12868, 5.00%, 11/1/22	688	740

Pool #G12869, 5.00%, 9/1/22	583	629

Pool #G13136, 4.50%, 5/1/23	822	874

Pool #G13151, 6.00%, 3/1/23	596	649

Pool #G13201, 4.50%, 7/1/23	510	542

Pool #G13433, 5.50%, 1/1/24	482	522

Pool #G18220, 6.00%, 11/1/22	62	67

Pool #G30327, 4.50%, 1/1/27	143	153

Pool #J00991, 4.00%, 1/1/21	172	182

Pool #J02541, 4.00%, 9/1/20	160	170

Pool #J03041, 6.00%, 7/1/21	181	198

Pool #J03736, 5.50%, 11/1/21	216	236

Pool #J05307, 4.50%, 8/1/22	134	142

Pool #J06175, 5.00%, 5/1/21	132	143

Pool #J06465, 6.00%, 11/1/22	64	70

Pool #J06476, 5.50%, 11/1/22	197	213

Pool #J08098, 5.50%, 6/1/23	164	177

Pool #J08202, 5.00%, 7/1/23	339	364

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued

Freddie Mac Gold – 6.9% – continued

Pool #J08454, 5.00%, 8/1/23	$712	$765

Pool #J08913, 5.50%, 10/1/23	178	193

Pool #J09148, 5.00%, 12/1/23	450	483

Pool #J09305, 5.00%, 2/1/24	645	699

Pool #J09463, 5.00%, 3/1/24	473	512

Pool #J11136, 4.00%, 11/1/24	377	397

Pool #J12098, 4.50%, 4/1/25	3,930	4,177

Pool #J14808, 3.50%, 3/1/26	2,113	2,205

Pool #Q02211, 4.50%, 7/1/41	1,688	1,794
		143,372

Government National Mortgage Association – 3.0%

Pool TBA, 3.50%, 10/1/33 (1)	1,500	1,567

5.00%, 10/1/34 (1)	14,800	16,255

4.00%, 10/15/39 (1)	7,500	8,020

4.50%, 10/15/39 (1)	16,400	17,776

4.00%, 11/15/39 (1)	3,000	3,198

4.00%, 10/15/40 (1)	5,100	5,455

4.50%, 10/15/40 (1)	6,200	6,736
4.50%, 11/15/40 (1)	1,900	2,053
		61,060

Government National Mortgage Association I – 2.8%

Pool #510835, 5.50%, 2/15/35	194	215

Pool #597889, 5.50%, 6/15/33	649	721

Pool #614169, 5.00%, 7/15/33	250	276

Pool #617739, 6.00%, 10/15/37	122	136

Pool #634431, 6.00%, 9/15/34	52	58

Pool #641416, 5.50%, 4/15/35	364	404

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGEN CIES – 38.1% (8) – continued

Government National Mortgage Association I – 2.8% – continued

Pool #646341, 6.00%, 11/15/36	$205	$229

Pool #648538, 5.00%, 12/15/35	494	545

Pool #651753, 5.50%, 3/15/36	155	172

Pool #658560, 6.50%, 8/15/36	630	717

Pool #661917, 7.00%, 4/15/37	126	147

Pool #670114, 6.50%, 7/15/37	102	116

Pool #675211, 6.50%, 3/15/38	218	248

Pool #675484, 5.50%, 6/15/38	824	911

Pool #676360, 6.50%, 10/15/37	132	150

Pool #682899, 6.00%, 9/15/40	1,343	1,502

Pool #687824, 5.50%, 8/15/38	1,101	1,217

Pool #687900, 5.00%, 9/15/38	395	434

Pool #687901, 5.00%, 9/15/38	1,048	1,153

Pool #688461, 6.00%, 5/15/38	863	963

Pool #692309, 6.00%, 1/15/39	425	475

Pool #697645, 5.50%, 10/15/38	797	881

Pool #698336, 4.50%, 5/15/39	5,249	5,723

Pool #699277, 6.00%, 9/15/38	380	424

Pool #700972, 5.50%, 11/15/38	453	500

Pool #701196, 6.00%, 10/15/38	554	618

Pool #703677, 5.50%, 6/15/39	834	922

Pool #704185, 5.50%, 1/15/39	681	753

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued
Government National Mortgage Association I – 2.8% – continued

Pool #710130, 7.00%, 1/15/39	$273	$318

Pool #717175, 4.50%, 6/15/39	2,175	2,372

Pool #719262, 5.00%, 8/15/40	732	809

Pool #723231, 4.00%, 10/15/39	868	930

Pool #723339, 5.00%, 9/15/39	830	917

Pool #726085, 4.00%, 11/15/24	794	847

Pool #728629, 4.50%, 1/15/40	2,707	2,953

Pool #733663, 4.50%, 5/15/40	4,651	5,061

Pool #737286, 4.50%, 5/15/40	1,880	2,051

Pool #738134, 3.50%, 4/15/26	974	1,031

Pool #738247, 4.50%, 4/15/41	1,949	2,121

Pool #781939, 6.00%, 7/15/34	1,049	1,169

Pool #782131, 5.50%, 12/15/36	430	477

Pool #782150, 5.50%, 4/15/37	431	478

Pool #782259, 5.00%, 2/15/36	621	683

Pool #782272, 5.50%, 2/15/38	986	1,091

Pool #782498, 6.00%, 12/15/38	510	570

Pool #782565, 5.00%, 2/15/39	9,695	10,675

Pool #782584, 5.00%, 3/15/39	941	1,034

Pool #782675, 4.50%, 6/15/24	707	757
Pool #782831, 6.00%, 12/15/39	342	381
		57,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued
Government National Mortgage Association II – 1.7%

Pool #3570, 6.00%, 6/20/34	$219	$245

Pool #3665, 5.50%, 1/20/35	699	779

Pool #3852, 6.00%, 5/20/36	152	170

Pool #3879, 6.00%, 7/20/36	543	607

Pool #3910, 6.00%, 10/20/36	272	304

Pool #3994, 5.00%, 6/20/37	243	268

Pool #4018, 6.50%, 8/20/37	544	617

Pool #4026, 5.00%, 9/20/37	302	333

Pool #4027, 5.50%, 9/20/37	166	185

Pool #4040, 6.50%, 10/20/37	119	135

Pool #4098, 5.50%, 3/20/38	905	1,003

Pool #4116, 6.50%, 4/20/38	241	273

Pool #4170, 6.00%, 6/20/38	654	729

Pool #4194, 5.50%, 7/20/38	2,062	2,285

Pool #4243, 5.00%, 9/20/38	589	649

Pool #4244, 5.50%, 9/20/38	545	604

Pool #4245, 6.00%, 9/20/38	318	354

Pool #4269, 6.50%, 10/20/38	309	350

Pool #4290, 5.50%, 11/20/38	405	449

Pool #4344, 6.00%, 1/20/39	547	610

Pool #4345, 6.50%, 1/20/39	331	375

Pool #4425, 5.50%, 4/20/39	839	929

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.1% (8) – continued
Government National Mortgage Association II – 1.7% – continued

Pool #4559, 5.00%, 10/20/39	$1,848	$2,033

Pool #4617, 4.50%, 1/20/40	444	482

Pool #4619, 5.50%, 1/20/40	1,496	1,658

Pool #4713, 4.50%, 6/20/40	1,390	1,509

Pool #4747, 5.00%, 7/20/40	1,338	1,472

Pool #4923, 4.50%, 1/20/41	957	1,038

Pool #5050, 4.00%, 5/20/26	1,270	1,355

Pool #5082, 4.50%, 6/20/41	1,983	2,153

Pool #5114, 4.00%, 7/20/41	1,295	1,387

Pool #654804, 6.00%, 5/20/36	254	284

Pool #737602, 4.00%, 11/20/40	973	1,043

Pool #752757, 4.50%, 11/20/40	1,463	1,596

Pool #755677, 4.00%, 12/20/40	970	1,040

Pool #782433, 6.00%, 10/20/38	1,071	1,196

Pool #82579, 3.50%, 7/20/40	913	961

Pool #82737, 3.00%, 2/20/41	964	1,007

Pool #82793, 2.50%, 4/20/41	988	1,023
Pool #82857, 3.00%, 6/20/41	497	519
		34,009
Tennessee Valley Authority – 0.1%

5.50%, 7/18/17	600	725

5.25%, 9/15/39	1,650	2,114
		2,839
Total U.S. Government Agencies
(Cost $754,615)		786,761

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.0%
U.S. Treasury Bonds – 6.6%

8.75%, 8/15/20	$450	$711

7.88%, 2/15/21	1,550	2,365

8.00%, 11/15/21	1,125	1,757

7.13%, 2/15/23	2,000	3,017

6.25%, 8/15/23	11,550	16,462

7.63%, 2/15/25	165	266

6.00%, 2/15/26	6,750	9,665

6.25%, 5/15/30	6,000	9,177

5.38%, 2/15/31	1,000	1,407

4.50%, 2/15/36	475	615

4.75%, 2/15/37	6,335	8,509

5.00%, 5/15/37	4,575	6,369

4.38%, 2/15/38	8,890	11,357

4.50%, 5/15/38	1,700	2,214

3.50%, 2/15/39	6,000	6,671

4.25%, 5/15/39	11,250	14,158

4.50%, 8/15/39	8,000	10,471

4.38%, 11/15/39	7,000	8,999

4.63%, 2/15/40	7,250	9,688

4.38%, 5/15/40	1,000	1,287

3.88%, 8/15/40	9,000	10,693
		135,858
U.S. Treasury Notes – 28.4%

0.75%, 11/30/11	5,000	5,006

1.38%, 4/15/12	29,000	29,195

4.25%, 9/30/12	2,250	2,341

3.38%, 11/30/12	1,000	1,037

3.63%, 12/31/12	3,500	3,648

0.63%, 1/31/13	5,000	5,027

2.88%, 1/31/13	9,500	9,832

1.38%, 3/15/13	25,000	25,410

3.13%, 4/30/13	4,000	4,181

1.13%, 6/15/13	25,000	25,360

3.38%, 7/31/13	8,000	8,452

0.75%, 8/15/13	15,000	15,131

4.25%, 8/15/13	425	456

3.13%, 8/31/13	2,000	2,108

3.13%, 9/30/13	9,700	10,247

2.75%, 10/31/13	17,500	18,380

2.00%, 11/30/13	4,700	4,869

1.00%, 1/15/14	30,000	30,448

1.75%, 3/31/14	5,000	5,171

1.88%, 4/30/14	15,000	15,571

2.63%, 6/30/14	10,500	11,134

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.0% – continued
U.S. Treasury Notes – 28.4% continued

2.63%, 7/31/14	$3,000	$3,186

2.38%, 8/31/14	2,500	2,640

2.38%, 9/30/14	17,000	17,979

2.38%, 10/31/14	30,000	31,756

2.13%, 11/30/14	5,000	5,258

2.63%, 12/31/14	25,000	26,701

2.25%, 1/31/15	8,000	8,456

4.00%, 2/15/15	2,000	2,231

2.50%, 3/31/15	24,000	25,616

1.75%, 7/31/15	10,000	10,421

4.50%, 11/15/15	2,000	2,307

2.13%, 12/31/15	5,000	5,286

2.13%, 2/29/16	5,000	5,287

5.13%, 5/15/16	3,000	3,581

3.25%, 6/30/16	10,000	11,101

1.50%, 7/31/16	5,000	5,134

1.00%, 9/30/16	25,000	25,037

4.63%, 11/15/16	2,600	3,071

4.63%, 2/15/17	500	593

3.13%, 4/30/17	7,000	7,766

4.50%, 5/15/17	1,850	2,193

4.75%, 8/15/17	2,400	2,890

4.25%, 11/15/17	2,950	3,479

3.50%, 2/15/18	6,250	7,099

3.88%, 5/15/18	3,300	3,833

4.00%, 8/15/18	20,750	24,316

3.75%, 11/15/18	2,300	2,661

2.75%, 2/15/19	13,000	14,133

3.63%, 8/15/19	3,000	3,455

3.38%, 11/15/19	18,000	20,413

3.50%, 5/15/20	5,000	5,726

2.63%, 8/15/20	8,000	8,568

2.63%, 11/15/20	28,000	29,943

3.63%, 2/15/21	10,000	11,552

2.13%, 8/15/21	11,000	11,194
		587,866
Total U.S. Government Obligations
(Cost $664,974)		723,724

MUNICIPAL BONDS – 0.9%

Arizona – 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	119

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued
Arizona – 0.0% – continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	$110	$120
		239
California – 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds, 6.26%, 4/1/49	425	549
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	202
California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	155
7.30%, 10/1/39	920	1,108
California State Taxable G.O. Unlimited Bonds, Build America Bonds, 7.63%, 3/1/40	405	507
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	724
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	373
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	206
Los Angeles Department of Airports TRB, Build America Bonds, 6.58%, 5/15/39	250	305
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds, 6.76%, 7/1/34	290	365
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	380
Metropolitan Water District of Southern California TRB, Series A, Build America Bonds, 6.95%, 7/1/40	100	116
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	126

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued
California – 0.3% – continued
San Francisco City & County Public Utilities Commission Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	$250	$295
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	100
University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	172
University of California Revenue Bonds, Build America Bonds, Regents University, 6.27%, 5/15/31	200	221
		5,904
Colorado – 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	280
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	57
		337
Connecticut – 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	200
Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	364
		564
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	36
Georgia – 0.0%
Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds, 6.64%, 4/1/57	70	76
Municipal Electric Authority Plant Vogtle TRB, Build America Bonds, 7.06%, 4/1/57	300	313
		389
Illinois – 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds, 6.32%, 11/1/29	$160	$182
Chicago Taxable G.O. Unlimited Bonds, Project C1, 7.78%, 1/1/35	100	128
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A, 6.90%, 12/1/40	300	358
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	162
Illinois State G.O. Unlimited Bonds, Build America Bonds, 6.63%, 2/1/35	750	793
Illinois State Taxable G.O. Unlimited Bonds, 4.42%, 1/1/15	100	104
Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	1,025	942
		2,669
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	267
Mississippi – 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	112
Nevada – 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	391
Clark County Airport System TRB, Series C, Build America Bonds, 6.82%, 7/1/45	200	253
		644
New Jersey – 0.1%
New Jersey EDA State Pension Funding Revenue Bonds, Series A (NATL-RE Insured), 7.43%, 2/15/29	100	123

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued
New Jersey – 0.1% – continued
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	$100	$125
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds, 6.10%, 12/15/28	300	329
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds, 7.10%, 1/1/41	425	580
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds, 7.41%, 1/1/40	125	178
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured), 5.67%, 5/1/40	145	174
		1,509
New York – 0.2%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	106
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	250	312
Metropolitan Transportation Authority TRB, Build America Bonds, 6.69%, 11/15/40	100	126
Metropolitan Transportation Authority TRB, Series E, Build America Bonds, 6.81%, 11/15/40	60	76
New York City G.O. Unlimited Bonds, Series H1, Build America Bonds, 5.85%, 6/1/40	85	96
New York City Municipal Finance Authority Water & Sewer Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	254
5.72%, 6/15/42	250	307
New York City Transitional Finance Authority TRB, Future Tax Secured, Build America Bonds, 5.77%, 8/1/36	300	353
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	305

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued
New York – 0.2% – continued
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds, 5.63%, 3/15/39	$75	$91
New York State Urban Development Corp. TRB, Build America Bonds, 5.77%, 3/15/39	100	119
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	265
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	350	410
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured), 4.93%, 10/1/51 (1)	250	260
		3,080
Ohio – 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds, 6.45%, 2/15/44	200	221
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	426
Northeast Regional Sewer District Wastewater Improvement TRB, Build America Bonds, 6.04%, 11/15/40	145	162
Ohio State University General Receipts TRB, Series C, Build America Bonds, 4.91%, 6/1/40	190	217
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund, 4.88%, 12/1/34	90	99
		1,125
Oregon – 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds, 5.83%, 11/15/34	200	249

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Pennsylvania – 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	$200	$218

Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds, 6.73%, 7/1/43	100	117

Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	204
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.), 6.45%, 2/15/35	200	237
North Texas Tollway Authority TRB, Series B, Build America Bonds, 6.72%, 1/1/49	125	160
San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	253
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	251
Texas State Transportation Commission TRB, Series B, First Tier, 5.18%, 4/1/30	150	172
University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	114
University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	230
		1,621

Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Washington – 0.0%
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	$100	$115
Total Municipal Bonds
(Cost $16,496)		19,296

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.9%
Northern Institutional Funds - Diversified Assets Portfolio (9)(10)	226,317,122	$226,317
Total Investment Companies
(Cost $226,317)		226,317

Total Investments – 110.4%
(Cost $2,145,957)		2,282,472
Liabilities less Other Assets – (10.4)%		(215,089)
NET ASSETS – 100.0%		$2,067,383

(1)	When-Issued Security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Century bond expiring in 2111.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Security has been deemed worthless by the Northern Trust Investments Valuation Committee.
(6)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $776,000 or 0.04% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Marathon Petroleum Corp., 3.50%, 3/1/16	1/27/11	$200
Marathon Petroleum Corp., 5.13%, 3/1/21	1/27/11	75
Marathon Petroleum Corp., 6.50%, 3/1/41	1/27/11-1/31/11	160
Oracle Corp., 3.88%, 7/15/20	7/12/10	299

(7)	Zero coupon bond reflects effective yield on the date of purchase.
(8)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7,

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(10)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $213,324,000 with net purchases of approximately $12,993,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
Aaa	68.3%
Aa	6.1
A	9.3
Baa	6.4
Cash Equivalents	9.9

Total	100%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$49,178(1)	$–	$49,178
Corporate Bonds	–	332,464(1)	–	332,464
Foreign Issuer Bonds	–	144,732(1)	–	144,732
U.S. Government Agencies	–	786,761(1)	–	786,761
U.S. Government Obligations	–	723,724(1)	–	723,724
Municipal Bonds	–	19,296(1)	–	19,296
Investment Companies	226,317	–	–	226,317

Total Investments	$226,317	$2,056,155	$–	$2,282,472

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.5%

Commercial Mortgage-Backed Securities – 2.5%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	$445	$474

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	842	841

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	7,075	7,116

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	4,515	4,713

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	7,000	7,571

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	1,160	1,233

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	1,320	1,316

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	5,938	5,996

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	1,500	1,550

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	1,610	1,621

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	970	970
		33,401
Total Asset-Backed Securities
(Cost $33,144)		33,401

CORPORATE BONDS – 28.0%

Aerospace/Defense – 0.5%

BE Aerospace, Inc., 8.50%, 7/1/18	4,950	5,297

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% – continued

Aerospace/Defense – 0.5% – continued

Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (1)(2)	$1,645	$1,413
		6,710

Agriculture – 1.1%

Altria Group, Inc., 10.20%, 2/6/39	2,820	4,087

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	1,765	1,813

8.50%, 6/15/19	1,535	1,913

Lorillard Tobacco Co., 8.13%, 6/23/19	5,675	6,648
		14,461

Auto Manufacturers – 0.3%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	4,315	4,581

Auto Parts & Equipment – 0.2%
BorgWarner, Inc., 4.63%, 9/15/20	2,750	2,958

Banks – 2.5%

Bank of America Corp., 3.75%, 7/12/16	3,695	3,362

6.00%, 9/1/17	4,150	3,993

Capital One Capital V, 10.25%, 8/15/39	4,270	4,334

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	2,500	2,434

5.63%, 1/15/17	5,230	5,073

6.25%, 2/1/41	4,150	4,036

Morgan Stanley, 3.45%, 11/2/15	6,460	5,949

5.75%, 1/25/21	5,050	4,646
		33,827

Biotechnology – 0.8%

Genzyme Corp., 3.63%, 6/15/15	3,500	3,743

Gilead Sciences, Inc., 4.50%, 4/1/21	3,370	3,632

Life Technologies Corp., 5.00%, 1/15/21	3,250	3,365
		10,740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% – continued

Chemicals – 1.2%

CF Industries, Inc., 6.88%, 5/1/18	$5,635	$6,290

Dow Chemical (The) Co., 2.50%, 2/15/16	1,100	1,082

Lyondell Chemical Co., 8.00%, 11/1/17 (1)(2)	3,600	3,879
Mosaic (The) Co., 7.63%, 12/1/16 (2)	4,345	4,557
		15,808

Coal – 0.5%

Arch Coal, Inc., 8.75%, 8/1/16	3,200	3,392
7.00%, 6/15/19 (2)	3,785	3,596
		6,988

Commercial Services – 0.3%
Hertz (The) Corp., 7.50%, 10/15/18	4,800	4,584

Diversified Financial Services – 3.5%

Countrywide Financial Corp., 6.25%, 5/15/16	3,485	3,076

Erac USA Finance LLC, 7.00%, 10/15/37 (1)(2)	3,995	4,654

FMR LLC, 6.45%, 11/15/39 (1)(2)	5,515	6,017

Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,350	1,418

5.75%, 2/1/21	2,200	2,177

5.88%, 8/2/21	2,200	2,188

FUEL Trust, 4.21%, 4/15/16 (2)	1,890	1,883

General Electric Capital Corp., 2.95%, 5/9/16	3,315	3,322

6.00%, 8/7/19	2,575	2,899

4.63%, 1/7/21	3,250	3,373

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	6,375	6,367

International Lease Finance Corp., 6.25%, 5/15/19	4,660	4,050

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	5,375	5,394

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% – continued

Diversified Financial Services – 3.5% – continued
Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	$148	$148
		46,966

Electric – 1.4%

CMS Energy Corp., 2.75%, 5/15/14	4,100	4,014

5.05%, 2/15/18	3,600	3,556

Exelon Generation Co. LLC, 6.20%, 10/1/17	4,090	4,612

Ipalco Enterprises, Inc., 5.00%, 5/1/18 (2)	4,025	3,683
NV Energy, Inc., 6.25%, 11/15/20	2,815	2,938
		18,803

Electronics – 0.5%
Agilent Technologies, Inc., 6.50%, 11/1/17	6,030	7,056

Food – 0.3%
SUPERVALU, Inc., 8.00%, 5/1/16	4,695	4,437

Forest Products & Paper – 0.3%
International Paper Co., 7.50%, 8/15/21	3,740	4,325

Healthcare – Services – 0.1%
WellPoint, Inc., 2.38%, 2/15/17	2,100	2,077

Household Products/Wares – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (2)	3,680	3,689

Insurance – 1.7%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	2,609	2,718

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (1)(2)	5,000	5,038

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	5,735	6,247
Protective Life Corp., 8.45%, 10/15/39	7,405	8,553
		22,556

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% – continued

Iron/Steel – 0.4%
Cliffs Natural Resources, Inc., 4.88%, 4/1/21	$2,690	$2,600
Steel Dynamics, Inc., 7.75%, 4/15/16	3,370	3,320
		5,920

Lodging – 0.4%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	4,580	5,155

Machinery – Diversified – 0.6%
Case New Holland, Inc., 7.75%, 9/1/13	8,000	8,340

Media – 1.7%
Comcast Corp., 6.40%, 5/15/38	6,125	7,051
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	5,040	5,429
6.38%, 3/1/41	3,000	3,357
Time Warner Cable, Inc., 5.50%, 9/1/41	3,425	3,385
Time Warner, Inc., 6.10%, 7/15/40	3,665	4,026
		23,248

Metal Fabrication/Hardware – 0.4%
Commercial Metals Co., 7.35%, 8/15/18	5,507	5,601

Oil & Gas – 2.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	3,100	3,391
6.38%, 9/15/17	5,540	6,215
Chesapeake Energy Corp., 6.88%, 8/15/18	1,325	1,365
6.13%, 2/15/21	5,990	6,035
Newfield Exploration Co., 7.13%, 5/15/18	2,235	2,313
6.88%, 2/1/20	1,905	1,962
5.75%, 1/30/22	1,500	1,483
Pioneer Natural Resources Co., 6.88%, 5/1/18	3,690	3,961
Plains Exploration & Production Co., 7.63%, 6/1/18	2,325	2,383
QEP Resources, Inc., 6.88%, 3/1/21	5,720	5,977

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% continued

Oil & Gas – 2.9% – continued
Range Resources Corp., 5.75%, 6/1/21	$4,300	$4,461
		39,546

Pharmaceuticals – 0.3%
Express Scripts, Inc., 3.13%, 5/15/16	3,405	3,438

Pipelines – 1.3%
Enterprise Products Operating LLC, 6.45%, 9/1/40	5,305	6,005
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)	5,550	5,494
Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	2,605	2,808
Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	2,955	2,970
		17,277

Real Estate Investment Trusts – 0.6%
HCP, Inc., 5.63%, 5/1/17	4,000	4,150
Ventas Realty L.P./Ventas Capital Corp., 4.75%, 6/1/21	3,490	3,352
		7,502

Retail – 0.5%
AmeriGas Partners L.P./ AmeriGas Finance Corp., 6.25%, 8/20/19	3,600	3,447
CVS Caremark Corp., 5.75%, 5/15/41	3,615	4,049
		7,496

Savings & Loans – 0.3%
Santander Holdings USA, Inc., 4.63%, 4/19/16	3,900	3,757

Semiconductors – 0.2%
Intel Corp., 3.30%, 10/1/21	2,650	2,707

Telecommunications – 2.9%
American Tower Corp., 4.50%, 1/15/18	3,375	3,379
AT&T, Inc., 2.40%, 8/15/16	1,865	1,882

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.0% – continued
Telecommunications – 2.9% – continued
5.55%, 8/15/41	$1,755	$1,890
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	4,530	4,825
Frontier Communications Corp., 8.25%, 4/15/17	7,860	7,624
Qwest Communications International, Inc., 8.00%, 10/1/15	1,425	1,482
7.13%, 4/1/18	5,484	5,374
Qwest Corp., 7.63%, 6/15/15	5,775	6,179
6.75%, 12/1/21	2,250	2,199
Windstream Corp., 8.13%, 8/1/13	3,975	4,184
		39,018
Total Corporate Bonds
(Cost $376,426)		379,571

FOREIGN ISSUER BONDS – 6.2%
Banks - 0.8%
Abbey National Treasury Services PLC, 4.00%, 4/27/16	2,700	2,492
ING Bank N.V., 2.00%, 10/18/13 (1)(2)	1,000	975
Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)	3,515	2,987
Nordea Bank AB, 4.88%, 5/13/21 (2)	4,760	4,067
		10,521
Beverages – 0.2%
SABMiller PLC, 6.50%, 7/1/16 (1)(2)	2,730	3,210
Diversified Financial Services – 0.5%
Macquarie Bank Ltd., 6.63%, 4/7/21 (2)	3,500	3,288
Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	2,990	3,238
		6,526
Electric – 0.3%
PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)	3,475	3,643

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.2% – continued
Insurance – 0.9%
Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	$3,990	$4,532
5.50%, 11/15/20	1,675	1,689
XL Group PLC, 6.50%, 4/15/17	8,200	6,437
		12,658
Iron/Steel – 0.1%
ArcelorMittal, 5.50%, 3/1/21	1,355	1,214
Leisure Time – 0.4%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	5,745	5,788
Mining – 0.2%
Vale Overseas Ltd., 4.63%, 9/15/20	2,750	2,667
Oil & Gas – 1.4%
Nexen, Inc., 6.40%, 5/15/37	3,325	3,384
Petrobras International Finance Co., 5.38%, 1/27/21	5,500	5,560
Petro-Canada, 6.05%, 5/15/18	2,550	2,962
Petroleos Mexicanos, 5.50%, 1/21/21	4,935	5,182
Shell International Finance B.V., 3.10%, 6/28/15	2,100	2,229
		19,317
Oil & Gas Services – 0.4%
Weatherford International Ltd., 5.13%, 9/15/20	5,070	5,160
Pharmaceuticals – 0.4%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	5,050	5,294
Telecommunications – 0.3%
Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (1)(2)	3,740	3,576

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.2% – continued

Transportation – 0.3%
Kansas City Southern de Mexico S.A.de C.V., 6.63%, 12/15/20	$4,595	$4,733
Total Foreign Issuer Bonds
(Cost $86,451)		84,307

U.S. GOVERNMENT AGENCIES – 33.5% (3)
Fannie Mae – 27.7%

Pool #190371, 6.50%, 7/1/36	705	785

Pool #255452, 5.50%, 10/1/19	2,528	2,751

Pool #255498, 5.50%, 12/1/34	1,294	1,414

Pool #257314, 5.00%, 8/1/23	2,629	2,828

Pool #535714, 7.50%, 1/1/31	83	97

Pool #545003, 8.00%, 5/1/31	5	6

Pool #545437, 7.00%, 2/1/32	193	222

Pool #545556, 7.00%, 4/1/32	135	156

Pool #555189, 7.00%, 12/1/32	794	913

Pool #581806, 7.00%, 7/1/31	290	334

Pool #735893, 5.00%, 10/1/35	11,784	12,722

Pool #796457, 6.00%, 9/1/34	4,677	5,182

Pool #797773, 5.00%, 3/1/20	724	783

Pool #829125, 5.50%, 10/1/35	8,081	8,825

Pool #831810, 6.00%, 9/1/36	7,962	8,858

Pool #845182, 5.50%, 11/1/35	8,238	8,998

Pool #888538, 5.50%, 1/1/37	1,986	2,168

Pool #890009, 5.50%, 9/1/36	7,862	8,593

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.5% (3) – continued
Fannie Mae – 27.7% – continued

Pool #893082, 2.90%, 9/1/36	$2,731	$2,897

Pool #919638, 5.50%, 9/1/37	6,769	7,365

Pool #929035, 6.50%, 1/1/38	5,086	5,640

Pool #946869, 6.00%, 9/1/37	1,727	1,898

Pool #955782, 6.50%, 10/1/37	990	1,099

Pool #988916, 5.00%, 8/1/23	1,164	1,260

Pool #990702, 6.50%, 9/1/38	4,196	4,648

Pool #991529, 6.00%, 11/1/38	6,101	6,733

Pool #993739, 6.00%, 9/1/38	4,139	4,549

Pool #AB1470, 4.50%, 9/1/40	8,386	8,908

Pool #AB2693, 4.50%, 4/1/41	13,745	14,657

Pool #AB3114, 5.00%, 6/1/41	8,143	8,822

Pool #AC6767, 4.50%, 1/1/40	4,431	4,741

Pool #AC9581, 5.50%, 1/1/40	7,194	7,931

Pool #AD0915, 5.50%, 12/1/38	508	559

Pool #AD6929, 5.00%, 6/1/40	7,416	8,025

Pool #AE6415, 4.00%, 10/1/40	7,866	8,297

Pool #AH1166, 4.50%, 12/1/40	16,062	17,062

Pool #AH4680, 4.00%, 3/1/26	2,387	2,521

Pool TBA, 4.50%, 9/15/28 (4)	7,175	7,611

4.00%, 10/1/40 (4)	52,955	55,503

5.00%, 10/1/40 (4)	37,701	40,552

5.50%, 10/1/40 (4)	30,175	32,745

6.00%, 10/1/40 (4)	38,120	41,813

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.5% (3) – continued

Fannie Mae – 27.7% – continued
3.50%, 10/13/40 (4)	$13,225	$13,587
		375,058

Freddie Mac – 1.9%

Pool #1B3575, 6.04%, 9/1/37	2,476	2,689

Pool #1G2296, 6.19%, 11/1/37	5,864	6,384

Pool #1J0365, 5.71%, 4/1/37	1,836	1,954

Pool #1J2840, 5.87%, 9/1/37	1,759	1,868

Pool #848076, 5.48%, 6/1/38	4,168	4,504

Pool TBA, 5.00%, 10/15/33 (4)	7,900	8,470
		25,869

Freddie Mac Gold – 3.3%

Pool #A62213, 6.00%, 6/1/37	5,882	6,569

Pool #A65182, 6.50%, 9/1/37	8,382	9,324

Pool #A92650, 5.50%, 6/1/40	713	772

Pool #C00910, 7.50%, 1/1/30	338	393

Pool #C02790, 6.50%, 4/1/37	3,972	4,435

Pool #C02838, 5.50%, 5/1/37	6,299	6,910

Pool #C03517, 4.50%, 9/1/40	10,235	10,842

Pool #G01954, 5.00%, 11/1/35	5,324	5,736
		44,981

Government National Mortgage Association – 0.2%
Series 2008, Class 8A, 3.61%, 11/16/27	2,585	2,621

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.5% (3) – continued

Government National Mortgage Association II – 0.4%
Pool #82581, 4.00%, 7/20/40	$4,521	$4,809
Total U.S. Government Agencies
(Cost $439,223)		453,338

U.S. GOVERNMENT OBLIGATIONS – 22.2%

U.S. Treasury Bonds – 6.9%

4.38%, 5/15/41	46,983	60,696

3.75%, 8/15/41	28,185	32,814
		93,510

U.S. Treasury Inflation Indexed Notes – 1.2%
0.63%, 7/15/21	16,250	17,001

U.S. Treasury Notes – 14.1%

0.25%, 9/15/14	24,065	23,947

1.00%, 9/30/16	77,765	77,880

1.38%, 9/30/18	28,760	28,621
2.13%, 8/15/21	59,245	60,291
		190,739
Total U.S. Government Obligations
(Cost $292,545)		301,250

MUNICIPAL BONDS – 0.5%

Ohio – 0.5%
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	5,365	7,371
Total Municipal Bonds
(Cost $5,365)		7,371

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 23.4%
Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	317,080,359	$317,080
Total Investment Companies
(Cost $317,080)		317,080

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.00%, 12/15/11	$2,150	$2,150
Total Short-Term Investments
(Cost $2,150)		2,150

Total Investments – 116.5%
(Cost $1,552,384)		1,578,468
Liabilities less Other Assets – (16.5)%		(223,449)
NET ASSETS – 100.0%		$1,355,019

(1)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $64,155,000 or 4.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	$4,841

Erac USA Finance LLC, 7.00%, 10/15/37	10/10/07-9/29/11	4,121

FMR LLC, 6.45%, 11/15/39	1/6/10-9/29/11	5,274

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	4,574

ING Bank N.V., 2.00%, 10/18/13	10/13/10	998

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11-9/29/11	5,694

Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	2,410

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	3,494

Lyondell Chemical Co., 8.00%, 11/1/17	4/6/11	3,996

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10- 12/15/10	3,264

Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09	1,642

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	4,997

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	4,297

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	$147

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	5,723

SABMiller PLC, 6.50%, 7/1/16	10/28/10-9/29/11	3,262

Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	3,741

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $165,391,000 with net purchases of approximately $151,689,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	50.0%
AA	1.2%
A	5.8%
BAA	13.5%
BA	8.0%
B	1.4%
Cash Equivalents	20.1%

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$33,401	$–	$33,401
Corporate Bonds	–	379,571 (1)	–	379,571
Foreign Issuer Bonds	–	84,307 (1)	–	84,307
U.S. Government Agencies	–	453,338 (1)	–	453,338
U.S. Government Obligations	–	301,250 (1)	–	301,250
Municipal Bonds	–	7,371	–	7,371
Investment Companies	317,080	–	–	317,080
Short-Term Investments	–	2,150	–	2,150

Total Investments	$317,080	$1,261,388	$–	$1,578,468

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.8%

British Pound Sterling – 7.8%

Treasury of Great Britain, 4.50%, 3/7/13	$75	$124

2.25%, 3/7/14	50	81

2.75%, 1/22/15	50	83

4.75%, 3/7/20	150	281

3.75%, 9/7/20	168	293

3.75%, 9/7/21	240	418

4.00%, 3/7/22	50	89

5.00%, 3/7/25	50	97

4.75%, 12/7/30	100	190

4.25%, 6/7/32	90	160

4.25%, 3/7/36	40	71

4.75%, 12/7/38	70	133

4.50%, 12/7/42	50	92

4.25%, 12/7/49	100	176
		2,288

Canadian Dollar – 2.6%
Government of Canada, 5.00%, 6/1/14	730	770

Danish Krone – 0.6%

Government of Denmark, 4.00%, 11/15/12	100	19

4.00%, 11/15/15	375	75

4.00%, 11/15/19	132	28

3.00%, 11/15/21	170	33

4.50%, 11/15/39	150	38
		193

Euro – 23.9%

Bundesobligation, 4.00%, 10/11/13	200	286

2.25%, 4/11/14	200	279

2.25%, 4/10/15	374	526

Bundesschatzanweisungen, 1.00%, 12/14/12	28	38

1.50%, 3/15/13	30	41

Buoni Poliennali Del Tesoro, 4.25%, 8/1/13	101	136

3.75%, 8/1/16	282	361

3.75%, 8/1/21	286	336

5.00%, 3/1/25	57	70

5.25%, 11/1/29	157	186

5.00%, 8/1/34	62	69

4.00%, 2/1/37	18	18

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.8% – continued

Euro – 23.9% – continued

5.00%, 8/1/39	$40	$44

5.00%, 9/1/40	40	44

Deutschland Bundesrepublik, 3.75%, 1/4/17	200	302

3.00%, 7/4/20	269	396

6.25%, 1/4/24	17	33

4.75%, 7/4/28	115	200

4.75%, 7/4/34	33	60

4.75%, 7/4/40	78	148

3.25%, 7/4/42	13	20

French Treasury Note BTAN, 2.50%, 1/12/14	175	242

Government of Belgium, 5.00%, 9/28/12	95	133

4.25%, 9/28/14	214	303

4.25%, 9/28/21	69	97

5.50%, 3/28/28	25	40

5.00%, 3/28/35	23	35

4.25%, 3/28/41	10	14

Government of France O.A.T., 5.00%, 10/25/16	292	452

3.75%, 10/25/19	202	299

3.75%, 4/25/21	52	76

6.00%, 10/25/25	111	199

5.50%, 4/25/29	44	75

5.75%, 10/25/32	63	115

4.00%, 10/25/38	66	98

4.00%, 4/25/55	39	58

Government of Netherlands, 3.75%, 7/15/14	90	130

4.00%, 7/15/16	143	214

3.25%, 7/15/21	64	93

3.75%, 1/15/23	25	38

5.50%, 1/15/28	23	42

4.00%, 1/15/37	25	42

3.75%, 1/15/42	17	28

Government of Spain, 5.00%, 7/30/12	57	77

2.50%, 10/31/13	50	66

3.30%, 10/31/14	174	231

3.80%, 1/31/17	20	26

4.80%, 1/31/24	49	62

6.00%, 1/31/29	37	50

5.75%, 7/30/32	22	29

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS - 98.8% – continued

Euro – 23.9% – continued

4.20%, 1/31/37	$50	$52
4.70%, 7/30/41	19	21
		7,030

Japanese Yen – 30.2%

European Investment Bank, 1.40%, 6/20/17	40,000	543

Government of Japan Five Year Bonds, 0.50%, 3/20/15	40,000	523

0.40%, 9/20/15	36,000	469

Government of Japan Forty Year Bonds, 2.40%, 3/20/48	6,150	87

Government of Japan Ten Year Bonds, 1.50%, 9/20/14	40,000	539

1.50%, 9/20/15	44,300	602

1.50%, 12/20/17	60,000	825

1.30%, 12/20/18	40,000	544

1.30%, 9/20/19	18,500	251

1.00%, 9/20/20	19,000	248

Government of Japan Thirty Year Bonds, 2.50%, 6/20/34	13,100	191

2.50%, 9/20/36	12,050	176

2.20%, 9/20/39	19,000	262

Government of Japan Twenty Year Bonds, 1.90%, 3/22/21	50,000	703

1.80%, 6/20/23	50,000	689

1.80%, 6/20/30	90,000	1,185
Landwirtschaftliche Rentenbank, 1.38%, 4/25/13	80,000	1,056
		8,893

United States Dollar – 33.7%

Freddie Mac, 5.13%, 7/15/12	750	779

U.S. Treasury Bonds, 8.75%, 5/15/17	300	426

7.13%, 2/15/23	141	213

6.25%, 8/15/23	50	71

7.63%, 2/15/25	200	322

6.00%, 2/15/26	120	173

6.63%, 2/15/27	50	76

6.38%, 8/15/27	158	238

6.13%, 8/15/29	99	148

5.38%, 2/15/31	75	105

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.8% – continued

United States Dollar – 33.7% – continued

4.50%, 2/15/36	$265	$343

3.50%, 2/15/39	223	248

4.25%, 5/15/39	350	440

4.75%, 2/15/41	336	459

U.S. Treasury Notes, 1.38%, 1/15/13	200	203

0.63%, 2/28/13	290	292

1.38%, 3/15/13	200	203

1.75%, 4/15/13	250	256

1.00%, 1/15/14	250	254

1.88%, 2/28/14	250	259

1.88%, 4/30/14	130	135

2.63%, 6/30/14	500	530

2.38%, 9/30/14	500	529

2.00%, 1/31/16	533	560

4.88%, 8/15/16	146	174

3.13%, 10/31/16	600	664

4.25%, 11/15/17	322	380

3.50%, 5/15/20	380	436

2.63%, 8/15/20	600	643
2.63%, 11/15/20	343	366
		9,925
Total Debt Obligations
(Cost $26,575)		29,099
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - Diversified Assets Portfolio (2)(3)	723,321	$723
Total Investment Companies
(Cost $723)		723

Total Investments – 101.2%
(Cost $27,298)		29,822
Liabilities less Other Assets – (1.2)%		(358)
NET ASSETS – 100.0%		$29,464

(1)	Principal amounts stated in local currencies.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $681,000 with net purchases of approximately $42,000 during the six months ended September 30, 2011.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Percentages shown are based on Net Assets.

At September 30, 2011, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	234	United States Dollar	380	11/18/11	$16
British Pound	187	United States Dollar	305	11/18/11	13
British Pound	133	United States Dollar	209	11/18/11	2
British Pound	121	United States Dollar	191	11/18/11	2
British Pound	62	United States Dollar	95	11/18/11	(1)
Canadian Dollar	122	United States Dollar	124	11/18/11	8
Canadian Dollar	146	United States Dollar	143	11/18/11	3
Danish Krone	997	United States Dollar	183	11/18/11	4
Euro	642	United States Dollar	909	11/18/11	49
Japanese Yen	87,419	United States Dollar	1,143	11/18/11	9
Swedish Krona	928	United States Dollar	135	11/18/11	–
United States Dollar	264	Australian Dollar	258	11/18/11	(16)
United States Dollar	755	British Pound	462	11/18/11	(35)
United States Dollar	187	Danish Krone	968	11/18/11	(12)
United States Dollar	1,002	Euro	698	11/18/11	(67)
United States Dollar	267	Euro	195	11/18/11	(6)
United States Dollar	799	Japanese Yen	60,991	11/18/11	(8)
United States Dollar	1,010	Japanese Yen	77,426	11/18/11	(6)
United States Dollar	25	Japanese Yen	1,928	11/18/11	–
United States Dollar	286	Swedish Krona	1,845	11/18/11	(17)
Total					$(62)

At September 30, 2011, the quality distribution for the Global Fixed Income Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
U.S. Government	30.7%
Agency	2.6
Aaa	31.5
Aa	28.6
A	4.2
Cash Equivalents	2.4
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies, foreign government agencies, and their respective sponsored enterprises. Reserves consist of short-term cash and cash equivalent securities, including U.S. Treasury bills. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Debt Obligations	$–	$26,144	(1)	$2,955	(1)	$29,099
Investment Companies	723	–		–		723
Total Investments	$723	$26,144		$2,955		$29,822
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$106		$–		$106
Liabilities
Forward Foreign Currency Exchange Contracts	–	(168)		–		(168)
Total Other Financial Instruments	$–	$(62)		$–		$(62)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSS (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHA- SES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/11 (000s)
Debt Obligations
Japanese Yen	$–	$–	$–	$47	$–	$652	$–	$2,256	$–	$2,955

(1)	Transferred into Level 3 due to security having evaluated prices based on broker quotes, accumulated by the Fund’s primary pricing source.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 0.5%

Diversified Financial Services – 0.5%
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (1)	$30,975	$21,605
Total Asset-Backed Securities

(Cost $26,512)		21,605
CORPORATE BONDS – 78.5%

Aerospace/Defense – 0.7%
BE Aerospace, Inc., 8.50%, 7/1/18	4,000	4,280
TransDigm, Inc., 7.75%, 12/15/18	25,250	25,692
		29,972
Airlines – 0.7%
Delta Air Lines, Inc., 12.25%, 3/15/15 (1)	26,750	28,422
Apparel – 0.2%
Levi Strauss & Co., 8.88%, 4/1/16	7,830	7,908
Auto Manufacturers – 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (1)	21,075	16,439
Ford Motor Co., 7.45%, 7/16/31	29,075	32,822
Navistar International Corp., 8.25%, 11/1/21	16,355	16,784
		66,045
Auto Parts & Equipment – 2.2%
Allison Transmission, Inc., 7.13%, 5/15/19 (1)	21,440	19,403
Dana Holding Corp., 6.50%, 2/15/19	5,800	5,510
Meritor, Inc., 10.63%, 3/15/18	23,200	22,330
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (1)	25,200	23,184
UCI International, Inc., 8.63%, 2/15/19	23,425	21,698
		92,125
Banks – 1.0%
Capital One Capital V, 10.25%, 8/15/39	7,410	7,521
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Banks – 1.0% – continued
CIT Group, Inc., 7.00%, 5/1/14	5,711	5,825
7.00%, 5/1/16	28,678	27,818
		41,164

Chemicals – 0.6%
Huntsman International LLC, 8.63%, 3/15/20	20,650	20,082
8.63%, 3/15/21	6,700	6,415
		26,497

Coal – 1.0%
Arch Coal, Inc., 7.00%, 6/15/19 (1)	21,003	19,953
SunCoke Energy, Inc., 7.63%, 8/1/19 (1)	22,450	21,945
		41,898

Commercial Services – 3.8%
AE Escrow Corp., 9.75%, 3/15/20 (1)(2)	4,800	4,608
Brickman Group Holdings, Inc., 9.13%, 11/1/18 (1)	23,363	20,326
Hertz (The) Corp., 7.50%, 10/15/18	12,875	12,296
7.38%, 1/15/21	10,725	9,800
Iron Mountain, Inc., 7.75%, 10/1/19	4,800	4,764
8.38%, 8/15/21	17,100	17,442
Neff Rental LLC/Neff Finance Corp., 9.63%, 5/15/16 (1)	14,175	12,456
Production Resource Group, Inc., 8.88%, 5/1/19 (1)	21,850	19,720
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	20,450	20,041
Service Corp. International, 7.50%, 4/1/27	25,976	24,222
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding,
10.25%, 12/1/17	10,149	9,718
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
12.00%, 6/15/16 (1)	9,575	8,617
		164,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Cosmetics/Personal Care – 0.6%
Revlon Consumer Products Corp., 9.75%, 11/15/15	$23,630	$24,752
Distribution/Wholesale – 1.1%
ACE Hardware Corp., 9.13%, 6/1/16 (1)(3)	24,765	25,694
American Tire Distributors, Inc., 9.75%, 6/1/17	21,575	21,359
		47,053
Diversified Financial Services – 2.6%
ACE Cash Express, Inc., 11.00%, 2/1/19 (1)	24,950	22,143
Community Choice Financial, Inc., 10.75%, 5/1/19 (1)	23,300	22,601
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 8.00%, 1/15/18	16,690	16,627
International Lease Finance Corp., 5.88%, 5/1/13 8.75%, 3/15/17 6.25%, 5/15/19	14,575 22,762 15,000	14,065 22,876 13,038
		111,350

Electric – 4.2%
AES (The) Corp., 9.75%, 4/15/16	32,480	34,916
Calpine Corp., 7.88%, 7/31/20 (1) 7.50%, 2/15/21 (1) 7.88%, 1/15/23 (1)	2,000 12,250 19,700	1,930 11,699 19,011
Energy Future Holdings Corp., 10.00%, 1/15/20	42,689	41,408
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.88%, 6/1/16 (1)(3)	20,173	20,929
NRG Energy, Inc., 8.25%, 9/1/20	17,570	16,604
Puget Energy, Inc., 6.50%, 12/15/20	30,815	31,430
		177,927

Electronics – 1.1%
Sanmina-SCI Corp., 7.00%, 5/15/19 (1)	23,975	21,098
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Electronics – 1.1% – continued
Viasystems, Inc., 12.00%, 1/15/15 (1)	22,990	24,599
		45,697

Engineering & Construction – 0.5%
MasTec, Inc., 7.63%, 2/1/17 (1)(3)	21,530	21,099

Entertainment – 2.0%
AMC Entertainment, Inc., 8.75%, 6/1/19	20,400	20,043
Diamond Resorts Corp., 12.00%, 8/15/18	23,425	21,961
National CineMedia LLC, 7.88%, 7/15/21	23,565	23,329
WMG Acquisition Corp., 11.50%, 10/1/18 (1)	21,475	19,757
		85,090

Environmental Control – 0.9%
Casella Waste Systems, Inc., 7.75%, 2/15/19 (1)	23,365	22,080
Liberty Tire Recycling., 11.00%, 10/1/16 (1)	17,589	17,941
		40,021

Food – 2.4%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 (1)	18,750	18,187
Del Monte Foods Co., 7.63%, 2/15/19 (1)	21,025	17,766
Ingles Markets, Inc., 8.88%, 5/15/17	19,600	20,531
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp., 9.25%, 4/1/15	12,575	12,481
8.25%, 9/1/17 (1)	12,650	12,334
U.S. Foodservice, 8.50%, 6/30/19 (1)	23,950	21,615
		102,914
Forest Products & Paper – 0.5%
P.H. Glatfelter Co., 7.13%, 5/1/16	20,611	20,302

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Gaming – 2.7%
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.63%, 4/15/16 (1)	$12,263	$12,631
Peninsula Gaming LLC/Peninsula Gaming Corp., 10.75%, 8/15/17	21,400	20,651
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 9/1/18 (1)	24,000	24,240
Scientific Games International, Inc., 9.25%, 6/15/19	21,877	22,041
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 (1)	8,950	8,995
Yonkers Racing Corp., 11.38%, 7/15/16 (1)	26,276	26,801
		115,359
Gas Distribution – 0.9%
AmeriGas Partners L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	16,625	15,918
6.50%, 5/20/21	6,725	6,490
Inergy L.P./Inergy Finance Corp., 6.88%, 8/1/21	17,575	15,993
		38,401
Healthcare – Products – 0.9%
Accellent, Inc., 10.00%, 11/1/17	26,042	22,201
DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17 (1)	21,600	18,036
		40,237
Healthcare – Services – 3.7%
American Renal Associates Holdings, Inc., 9.75%, 3/1/16	18,956	18,434
CDRT Merger Sub, Inc., 8.13%, 6/1/19 (1)	22,025	20,373
DaVita, Inc., 6.63%, 11/1/20	18,318	17,585
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (1)	8,650	8,780
HCA Holdings, Inc., 7.75%, 5/15/21 (1)	22,875	21,445
HCA, Inc., 6.50%, 2/15/20	14,350	14,027
Healthsouth Corp., 8.13%, 2/15/20	19,800	18,563
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued
Healthcare - Services – 3.7% – continued
Multiplan, Inc., 9.88%, 9/1/18 (1)	20,875	20,666
Tenet Healthcare Corp., 6.88%, 11/15/31	22,565	17,150
		157,023
Home Builders – 0.8%
Beazer Homes USA, Inc., 9.13%, 6/15/18	19,900	13,191
Meritage Homes Corp., 7.15%, 4/15/20	21,104	18,994
		32,185
Household Products/Wares – 0.5%
Prestige Brands, Inc., 8.25%, 4/1/18	21,810	22,246
Insurance – 2.1%
CNO Financial Group, Inc., 9.00%, 1/15/18 (1)	24,445	25,301
Liberty Mutual Group, Inc., 10.75%, 6/15/58 (1)	36,814	43,809
Symetra Financial Corp., 8.30%, 10/15/37 (1)	21,075	20,337
		89,447

Internet – 0.5%
Equinix, Inc., 7.00%, 7/15/21	19,550	19,477

Iron/Steel – 0.5%
AK Steel Corp., 7.63%, 5/15/20	24,785	21,718

Lodging – 1.1%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	11,925	12,029
12.75%, 4/15/18	22,000	14,905
MGM Resorts International, 6.63%, 7/15/15	22,650	19,196
		46,130
Machinery – Diversified – 0.3%
CNH America LLC, 7.25%, 1/15/16	13,785	14,268

Media – 3.8%

Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (1)	21,925	22,089

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued
Media – 3.8% – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$21,385	$21,385
7.88%, 4/30/18	7,900	8,038
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17 (1)	22,704	22,477
Clear Channel Communications, Inc., 10.75%, 8/1/16	14,325	8,094
9.00%, 3/1/21	12,475	9,263
DISH DBS Corp., 6.75%, 6/1/21 (1)	14,375	13,728
McClatchy (The) Co., 11.50%, 2/15/17	20,539	17,818
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	18,586	18,493
Univision Communications, Inc., 8.50%, 5/15/21 (1)	26,707	20,831
		162,216
Miscellaneous Manufacturing – 0.5%
Park-Ohio Industries, Inc., 8.13%, 4/1/21	22,950	21,458
Oil & Gas – 5.5%
Bill Barrett Corp., 7.63%, 10/1/19	7,675	7,541
BreitBurn Energy Partners L.P. /BreitBurn Finance Corp., 8.63%, 10/15/20	24,385	23,897
Brigham Exploration Co., 6.88%, 6/1/19	17,825	17,379
Chesapeake Energy Corp., 9.50%, 2/15/15	28,975	32,669
Clayton Williams Energy, Inc., 7.75%, 4/1/19 (1)	21,975	18,899
Comstock Resources, Inc., 7.75%, 4/1/19	21,850	20,430
Laredo Petroleum, Inc., 9.50%, 2/15/19 (1)	19,325	20,291
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	16,857	17,363
7.75%, 2/1/21	7,400	7,400
Newfield Exploration Co., 5.75%, 1/30/22	7,675	7,589
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued
Oil & Gas – 5.5% – continued
SandRidge Energy, Inc., 7.50%, 3/15/21 (1)	19,200	17,664
Swift Energy Co., 7.13%, 6/1/17	24,020	23,540
Unit Corp., 6.63%, 5/15/21	19,705	19,606
		234,268
Oil & Gas Services – 1.4%
Basic Energy Services, Inc., 7.75%, 2/15/19 (1)	21,560	20,482

Dresser-Rand Group, Inc., 6.50%, 5/1/21 (1)	21,195	19,923
Exterran Holdings, Inc., 7.25%, 12/1/18 (1)	22,275	21,384
		61,789
Oil Refining & Marketing – 0.8%
Citgo Petroleum Corp., 11.50%, 7/1/17 (1)	31,517	35,614
Packaging & Containers – 2.9%
Berry Plastics Corp., 9.75%, 1/15/21	22,400	19,040
Exopack Holding Corp., 10.00%, 6/1/18 (1)	20,235	18,920
Graham Packaging Co. L.P./GPC Capital Corp. I, 8.25%, 1/1/17	18,525	18,641
8.25%, 10/1/18	3,000	3,015
Plastipak Holdings, Inc., 10.63%, 8/15/19 (1)	20,700	21,528
Pretium Packaging LLC/Pretium Finance, Inc., 11.50%, 4/1/16 (1)	20,075	19,674
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, 5/15/18 (1)	5,275	4,457
9.00%, 4/15/19 (1)	18,625	15,831
7.88%, 8/15/19 (1)	4,775	4,608
		125,714
Pharmaceuticals – 0.8%
JPR Rty Sub LLC, 14.00%, 12/1/20 (1)(3)	8,000	8,000
QHP Royalty Sub LLC, 10.25%, 3/15/15 (1)(3)	3,775	3,839

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Pharmaceuticals – 0.8% – continued
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 (1)	$24,480	$23,379
		35,218

Pipelines – 3.8%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 7.75%, 4/1/19 (1)	25,300	24,541

Energy Transfer Equity L.P., 7.50%, 10/15/20	24,110	24,773

Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 12/15/18 (1)	25,525	24,249

Holly Energy Partners L.P./Holly Energy Finance Corp., 8.25%, 3/15/18	21,850	22,833

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.50%, 8/15/21	21,745	22,289

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 8.88%, 4/1/18	20,750	20,542

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 8.25%, 7/1/16	10,647	11,073

7.88%, 10/15/18	14,300	14,443
		164,743

Retail – 5.7%

CKE Holdings, Inc., 10.50%, 3/14/16 (1)	8,136	7,481

CKE Restaurants, Inc., 11.38%, 7/15/18	19,640	20,426

Fiesta Restaurant Group, 8.88%, 8/15/16 (1)	19,340	18,808

Landry’s Restaurants, Inc., 11.63%, 12/1/15	20,850	20,954

Needle Merger Sub Corp., 8.13%, 3/15/19 (1)	23,515	20,458

NPC International, Inc., 9.50%, 5/1/14	20,450	20,092

Pantry (The), Inc., 7.75%, 2/15/14	23,381	22,913

Rite Aid Corp., 9.50%, 6/15/17	22,880	18,075

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Retail – 5.7% – continued

Sonic Automotive, Inc., 9.00%, 3/15/18	$21,395	$21,449

Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	19,100	19,888

Toys R US - Delaware, Inc., 7.38%, 9/1/16 (1)	9,775	9,335

Toys R Us Property Co. I LLC, 10.75%, 7/15/17	15,764	16,670

Wendy’s (The) Co., 10.00%, 7/15/16	24,625	25,918
		242,467

Semiconductors – 0.8%

Amkor Technology, Inc., 6.63%, 6/1/21 (1)	23,975	21,458
Freescale Semiconductor, Inc., 9.25%, 4/15/18 (1)	10,850	11,148
		32,606

Software – 0.4%
Eagle Parent, Inc., 8.63%, 5/1/19 (1)	20,675	18,711

Telecommunications – 8.2%

Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	23,400	19,422

Avaya, Inc., 10.13%, 11/1/15 (4)	25,600	18,752

CPI International, Inc., 8.00%, 2/15/18	21,600	19,440

Crown Castle International Corp., 9.00%, 1/15/15	14,200	15,052

Earthlink, Inc., 8.88%, 5/15/19 (1)	23,950	21,016

EH Holding Corp., 7.63%, 6/15/2 1 (1)	18,475	17,782

Frontier Communications Corp., 9.00%, 8/15/31	37,115	33,505

GCI, Inc., 8.63%, 11/15/19	21,945	22,878

Level 3 Financing, Inc., 9.25%, 11/1/14	28,654	28,296

NII Capital Corp., 8.88%, 12/15/19	21,020	21,913

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.5% – continued

Telecommunications – 8.2% –continued

PAETEC Holding Corp., 9.50%, 7/15/15	$9,770	$10,161
9.88%, 12/1/18	11,650	12,204
Qwest Capital Funding, Inc., 7.75%, 2/15/31	31,210	29,025
Sprint Capital Corp., 8.75%, 3/15/32	14,299	12,422
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 8/15/16 (1)	22,450	22,001
West Corp., 8.63%, 10/1/18	22,935	22,304
Windstream Corp., 8.13%, 9/1/18	19,505	19,651
7.50%, 4/1/23	7,400	6,901
		352,725

Transportation – 2.3%
ACL I Corp., 10.63%, 2/15/16 (1)	26,210	20,444
AMGH Merger Sub, Inc., 9.25%, 11/1/18 (1)	18,635	18,635
Florida East Coast Holdings Corp., 10.50%, 8/1/17	10,136	9,528
Florida East Coast Railway Corp., 8.13%, 2/1/17	17,510	16,985
Overseas Shipholding Group, Inc., 8.13%, 3/30/18	21,225	17,617
Quality Distribution LLC/QD Capital Corp., 9.88%, 11/1/18	17,575	16,960
		100,169
Total Corporate Bonds
(Cost $3,519,639)		3,358,435

FOREIGN ISSUER BONDS – 15.5%

Aerospace/Defense – 1.1%
Bombardier, Inc.,
7.50%, 3/15/18 (1)	16,630	17,544
7.75%, 3/15/20 (1)	7,964	8,482
7.45%, 5/1/34 (1)	19,246	19,342
		45,368

Aluminum – 0.3%
Novelis, Inc., 8.38%, 12/15/17	8,028	7,948

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 15.5% – continued

Aluminum – 0.3% – continued

8.75%, 12/15/20	$5,000	$4,900
		12,848

Chemicals – 1.0%
Ineos Group Holdings Ltd., 8.50%, 2/15/16 (1)	24,950	18,463
Nova Chemicals Corp., 8.38%, 11/1/16	2,000	2,100
8.63%, 11/1/19	20,335	22,013
		42,576

Computers – 0.5%
Seagate HDD Cayman, 6.88%, 5/1/20	21,595	19,867

Diversified Financial Services – 0.5%
National Money Mart Co., 10.38%, 12/15/16	22,080	22,632

Food – 0.5%
JBS Finance II Ltd., 8.25%, 1/29/18 (1)	24,775	20,439

Insurance – 1.5%
Catlin Insurance Co. Ltd., 7.25%, 1/19/17 (1)	25,811	22,198
White Mountains Re Group Ltd., 7.51%, 6/30/17 (1)	25,090	23,024
XL Capital PLC, 6.50%, 4/15/17	25,540	20,049
		65,271

Iron/Steel – 0.4%
Ferrexpo Finance PLC, 7.88%, 4/7/16 (1)	20,025	17,321

Leisure Time – 0.5%
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	9,600	9,768
6.88%, 12/1/13	11,425	11,511
		21,279

Machinery – Construction & Mining – 0.5%
Boart Longyear Management Pty Ltd., 7.00%, 4/1/21 (1)	23,625	23,389

Media – 1.8%
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50%, 3/15/19 (1)	28,145	27,371

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 15.5% – continued

Media – 1.8% – continued
Nara Cable Funding Ltd., 8.88%, 12/1/18 (1)	$11,475	$12,721
Ono Finance II PLC, 10.88%, 7/15/19 (1)	19,325	13,528
UPC Holding B.V., 9.88%, 4/15/18 (1)	24,042	24,042
		77,662

Mining – 1.3%
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (1)	24,435	22,725
Midwest Vanadium Pty Ltd., 11.50%, 2/15/18 (1)	16,375	12,936
Vedanta Resources PLC, 9.50%, 7/18/18 (1)	22,400	19,488
		55,149

Oil & Gas – 1.0%
Lukoil International Finance B.V., 6.13%, 11/9/20 (1)	24,475	22,762
OGX Petroleo e Gas Participacoes S.A., 8.50%, 6/1/18 (1)	22,050	19,734
		42,496

Oil & Gas Services – 0.5%
Offshore Group Investments Ltd., 11.50%, 8/1/15	19,530	20,116

Telecommunications – 3.0%
Columbus International, Inc., 11.50%, 11/20/14 (1)	20,500	20,090
Digicel Group Ltd., 8.88%, 1/15/15 (1) 10.50%, 4/15/18 (1)	7,025 14,770	6,639 14,548
Intelsat Luxembourg S.A., 11.25%, 2/4/17 11.50%, 2/4/17 (4)	20,135 38,101	17,467 32,767
Telemovil Finance Co. Ltd., 8.00%, 10/1/17 (1)	22,400	21,728
Wind Acquisition Holdings Finance S.A., 12.25%, 7/15/17 (1)(4)	22,211	17,325
		130,564

Transportation – 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.63%, 11/1/17	17,705	14,739

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 15.5% – continued

Transportation – 0.7% – continued
8.63%, 11/1/17 (1)	$4,300	$3,580
Navios South American Logistics, Inc./ Navios Logistics Finance US, Inc., 9.25%, 4/15/19 (1)	11,525	10,056
		28,375

Trucking & Leasing – 0.4%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (1)	18,427	18,058
Total Foreign Issuer Bonds
(Cost $725,191)		663,410

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.1%

Oil & Gas – 0.1%
Compton Petroleum Corp.	756,583	$4,520
Total Common Stocks
(Cost $7,486)		4,520

PREFERRED STOCKS – 0.6%

Banks – 0.4%
Santander Finance Preferred S.A. Unipersonal	623,500	16,523

Diversified Financial Services – 0.2%
GMAC Capital Trust I	566,450	10,338
Total Preferred Stocks
(Cost $31,606)		26,861

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	122,017,501	$122,018
Total Investment Companies
(Cost $122,018)		122,018

Total Investments – 98.1%
(Cost $4,432,452)		4,196,849
Other Assets less Liabilities – 1.9%		83,179
NET ASSETS – 100.0%		$4,280,028

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	When-Issued Security.
(3)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $79,561,000 or 1.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)

ACE Hardware Corp.,
9.13%, 6/1/16	1/3/09-9/28/11	$23,604

JPR Rty Sub LLC,
14.00%, 12/1/20	3/10/11	8,000

MasTec, Inc.,
7.63%, 2/1/17	1/31/07-8/24/11	20,441

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09-6/8/11	21,383

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	3,775

(4)	Security is payment in-kind bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $116,293,000 with net purchases of approximately $5,725,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for High Yield Fixed Income was:

QUALITY DISTRIBUTION *	% OF LONG TERM INVESTMENTS
A	0.0%
BBB	2.8%
BB	23.4%
B	47.6%
CCC	22.6%
CC to D	0.2%
Not rated	0.5%
Cash Equivalents	2.9%

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$–	$21,605	$–	$21,605
Corporate Bonds
Aerospace/Defense	–	29,972	–	29,972
Airlines	–	28,422	–	28,422
Apparel	–	7,908	–	7,908
Auto Manufacturers	–	66,045	–	66,045
Auto Parts & Equipment	–	92,125	–	92,125
Banks	–	41,164	–	41,164
Chemicals	–	26,497	–	26,497
Coal	–	41,898	–	41,898
Commerical Services	–	164,010	–	164,010
Cosmetics/Personal Care	–	24,752	–	24,752
Distribution/Wholesale	–	21,359	25,694	47,053

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Diversified Financial Services	$–		$111,350	$–	$111,350

Electric	–		177,927	–	177,927

Electronics	–		45,697	–	45,697

Engineering & Construction	–		–	21,099	21,099

Entertainment	–		85,090	–	85,090

Environmental Control	–		40,021	–	40,021

Food	–		102,914	–	102,914

Forest Products & Paper	–		20,302	–	20,302

Gaming	–		115,359	–	115,359

Gas Distribution	–		38,401	–	38,401

Healthcare – Products	–		40,237	–	40,237

Healthcare – Services	–		157,023	–	157,023

Home Builders	–		32,185	–	32,185

Household Products/ Wares	–		22,246	–	22,246

Insurance	–		89,447	–	89,447

Internet	–		19,477	–	19,477

Iron/Steel	–		21,718	–	21,718

Lodging	–		46,130	–	46,130

Machinery – Diversified	–		14,268	–	14,268

Media	–		162,216	–	162,216

Miscellaneous Manufacturing	–		21,458	–	21,458

Oil & Gas	–		234,268	–	234,268

Oil & Gas Services	–		61,789	–	61,789

Oil Refining & Marketing	–		35,614	–	35,614

Packaging & Containers	–		125,714	–	125,714

Pharmaceuticals	–		23,378	11,840	35,218

Pipelines	–		164,743	–	164,743

Retail	–		242,467	–	242,467

Semiconductors	–		32,606	–	32,606

Software			18,711	–	18,711

Telecommunications	–		352,725	–	352,725

Transportation	–		100,169	–	100,169

Foreign Issuer Bonds

Aerospace/Defense	–		45,368	–	45,368

Aluminum	–		12,848	–	12,848

Chemicals	–		42,576	–	42,576

Computers	–		19,867	–	19,867

Diversified Financial Services	–		22,632	–	22,632

Food	–		20,439	–	20,439

Insurance	–		65,271	–	65,271

Iron/Steel	–		17,321	–	17,321

Leisure Time	–		21,279	–	21,279
INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Machinery – Construction & Mining	–		23,389	–	23,389

Media	–		64,941	12,721	77,662

Mining	–		55,149	–	55,149

Oil & Gas	–		42,496	–	42,496

Oil & Gas Services	–		20,116	–	20,116

Telecommunications	–		130,564	–	130,564

Transportation	–		28,375	–	28,375

Truck & Leasing	–		18,058	–	18,058

Common Stocks	$4,520		$–	$–	$4,520

Preferred Stocks	26,861	(1)	–	–	26,861
Investment Companies	122,018		–	–	122,018
Total Investments	$153,399		$3,972,096	$71,354	$4,196,849

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S) (1)(2)	BALANCE AS OF 9/30/11 (000S)
Corporate
Bonds
Distribution/Wholesale	$21,606	$–	$–	$–	$(837)	$4,925	$–	$–	$–	$25,694
Engineering & Construction	21,761	–	–	–	(962)	300	–	–	–	21,099
Pharmaceuticals	14,140	–	–	–	(50)	–	(2,250)	–	–	11,840
Pipelines	12,065	–	–	–	(915)	13,391	–	–	(24,541)	–
Foreign Issuer
Bonds
Insurance	22,917	1,302	–	–	(452)	–	(23,767)	–	–	–
Iron/Steel	2,850	–	–	–	(2,898)	17,370	–	–	(17,322)	–
Media	–	–	–	–	(3,609)	16,330	–	–	–	12,721
Oil & Gas	5,177	–	–	–	(46)	–	(5,131)	–	–	–
Total	$100,516	$1,302	$–	$–	$(9,769)	$52,316	$(31,148)	$–	$(41,863)	$71,354

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.
(2)	Transferred out of Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at September 30, 2011 was approximately $(5,586).

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 44.9% (1)

Fannie Mae – 32.0%
0.55%, 11/1/12	$11,875	$11,877
1.50%, 1/27/14	9,565	9,572
1.50%, 11/23/15	700	696
2.25%, 3/2/17	12,100	12,192
Pool #190371,
6.50%, 7/1/36	4,067	4,525
Pool #257042,
6.50%, 1/1/38	4,270	4,735
Pool #555649,
7.50%, 10/1/32	103	120
Pool #745148,
5.00%, 1/1/36	9,436	10,187
Pool #893082,
2.90%, 9/1/36	1,086	1,152
Pool #AH1166,
4.50%, 12/1/40	5,285	5,614
Pool TBA,
4.50%, 10/15/40 (2)	6,625	7,028
5.00%, 10/15/40 (2)	33,695	36,243
5.50%, 10/15/40 (2)	39,875	43,271
6.00%, 10/15/40 (2)	39,520	43,349
Series 2007, Class 26C,
5.50%, 3/25/33	3,914	4,091
		194,652

Federal Home Loan Bank – 1.2%
1.63%, 11/21/12	7,500	7,611

Freddie Mac – 3.9%
1.63%, 4/18/14	7,650	7,654
Pool #1J0365,
5.71%, 4/1/37	666	709
Pool #1J2840,
5.87%, 9/1/37	1,658	1,762
Pool #1Q0323,
5.07%, 5/1/37	4,394	4,638
Pool #410092,
2.49%, 11/1/24	11	11
Series 3730, Class PL,
4.50%, 1/15/33	8,500	8,959
		23,733

Government National Mortgage Association – 5.8%
Series 2006, Class 67A, 3.95%, 11/16/30	2,017	2,059
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 44.9% (1) – continued

Government National Mortgage Association – 5.8% – continued
Series 2007, Class 15A,
4.51%, 10/16/28	$2,743	$2,798
Series 2007, Class 4A,
4.21%, 6/16/29	1,193	1,219
Series 2008, Class 8A,
3.61%, 11/16/27	1,477	1,498
Series 2011, Class 31A,
2.21%, 12/16/35	12,895	13,159
Series 2011, Class 49A,
2.45%, 7/16/38	10,540	10,824
Series 2011, Class 49AB,
2.80%, 1/16/34	3,402	3,506
		35,063

Government National Mortgage Association II – 2.0%
Pool #82581,
4.00%, 7/20/40	11,392	12,117
Total U.S. Government Agencies
(Cost $272,073)		273,176

U.S. GOVERNMENT OBLIGATIONS – 47.1%

U.S. Treasury Notes – 47.1%
0.13%, 9/30/13	6,700	6,683
0.50%, 11/15/13	6,175	6,199
1.50%, 12/31/13	6,621	6,796
1.75%, 1/31/14	17,496	18,065
2.63%, 7/31/14	17,432	18,512
0.25%, 9/15/14	55,165	54,893
2.13%, 11/30/14	22,800	23,976
1.00%, 9/30/16	125,990	126,176
2.13%, 8/15/21	24,920	25,360
Total U.S. Government Obligations
(Cost $284,891)		286,660

INVESTMENT COMPANIES – 30.1%
Northern Institutional Funds – Government Portfolio (3)(4)	183,223,978	$183,224
Total Investment Companies
(Cost $183,224)		183,224

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.11%, 12/15/11	$1,000	$1,000
Total Short-Term Investments
(Cost $1,000)		1,000

Total Investments – 122.3%
(Cost $741,188)		744,060
Liabilities less Other Assets – (22.3)%		(135,646)
NET ASSETS – 100.0%		$608,414

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investments in the Government Portfolio of the Northern Institutional Funds was approximately $253,889,000 with net sales of approximately $70,665,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for the Short-Intermediate U.S. Government Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
Aaa	74.4%
Aa	1.0
Cash Equivalents	24.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$273,176	(1)	$–	$273,176
U.S. Government Obligations	–	286,660		–	286,660
Investment Companies	183,224	–		–	183,224
Short-Term Investments	–	1,000		–	1,000
Total Investments	$183,224	$560,836		$–	$744,060

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.6%

Agriculture – 0.2%
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	$2,000	$2,111

Auto Manufacturers - 0.6%
Daimler Finance North America LLC, 0.97%, 3/28/14 (1)	6,000	6,000

Auto Parts & Equipment – 0.3%
Johnson Controls, Inc., 4.88%, 9/15/13	2,670	2,854

Banks – 3.7%

Bank of America Corp., 1.67%, 1/30/14	6,100	5,525
1.80%, 7/11/14	5,000	4,450

Capital One Financial Corp., 2.13%, 7/15/14	2,000	1,980

Citigroup, Inc., 2.29%, 8/13/13	5,500	5,440

Goldman Sachs Group (The), Inc., 5.25%, 10/15/13	1,000	1,039

JPMorgan Chase & Co., 1.65%, 9/30/13	3,500	3,525

1.05%, 1/24/14	4,200	4,154

Morgan Stanley, 1.23%, 4/29/13	7,500	7,087
State Street Corp., 0.68%, 3/7/14	4,150	4,114
		37,314

Beverages – 0.3%

Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,349	1,377
2.50%, 3/26/13	2,000	2,043
		3,420

Chemicals – 1.0%

Air Products & Chemicals, Inc., 4.15%, 2/1/13	3,295	3,442
Airgas, Inc., 2.85%, 10/1/13	6,000	6,140
		9,582

Computers – 1.0%

Hewlett-Packard Co., 1.25%, 9/13/13	5,000	4,964
1.90%, 9/19/14	5,000	5,018
		9,982
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.6% – continued

Cosmetics/Personal Care – 0.3%
Avon Products, Inc., 4.80%, 3/1/13	$3,020	$3,166

Diversified Financial Services – 1.8%

American Express Credit Corp., 1.21%, 6/24/14	4,495	4,452

ERAC USA Finance LLC, 5.80%, 10/15/12 (1)	2,509	2,614
2.75%, 7/1/13 (1)	2,000	2,023

General Electric Capital Corp., 1.01%, 4/7/14	5,000	4,881
TD Ameritrade Holding Corp., 2.95%, 12/1/12	4,000	4,061
		18,031

Electric – 0.5%

Commonwealth Edison Co., 1.63%, 1/15/14	2,000	2,014
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,052
		5,066

Food – 0.4%
H.J. Heinz Co., 5.35%, 7/15/13	4,090	4,406

Healthcare – Services – 0.6%

Quest Diagnostics, Inc., 1.21%, 3/24/14	1,000	1,006
UnitedHealth Group, Inc., 5.50%, 11/15/12	4,922	5,166
		6,172

Insurance – 0.5%

MetLife, Inc., 1.52%, 8/6/13	3,500	3,522
Prudential Financial, Inc., 5.15%, 1/15/13	1,000	1,037
		4,559

Office/Business Equipment – 0.3%
Pitney Bowes, Inc., 3.88%, 6/15/13	2,500	2,590

Oil & Gas – 0.5%
Murphy Oil Corp., 6.38%, 5/1/12	4,640	4,768

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.6% – continued
Pipelines – 0.4%
Plains All American Pipeline L.P./PAA Finance Corp., 4.25%, 9/1/12	$4,030	$4,143
Retail – 0.5%
Darden Restaurants, Inc., 5.63%, 10/15/12	4,900	5,113
Semiconductors – 0.2%
Broadcom Corp., 1.50%, 11/1/13 (1)	2,000	2,004
Toys, Games & Hobbies – 0.5%
Mattel, Inc., 5.63%, 3/15/13	5,000	5,304
Transportation – 0.7%
Ryder System, Inc., 6.00%, 3/1/13	1,750	1,859
Union Pacific Corp., 5.45%, 1/31/13	5,000	5,298
		7,157
Trucking & Leasing – 0.3%
GATX Corp., 4.75%, 10/1/12	2,660	2,736
Total Corporate Bonds
(Cost $147,962)		146,478

FOREIGN ISSUER BONDS – 7.7%
Auto Manufacturers – 0.6%
Volkswagen International Finance N.V., 0.98%, 4/1/14 (1)	6,000	6,015
Banks – 6.0%
Bank of Scotland PLC, 5.00%, 11/21/11 (1)(2)	3,480	3,497

Barclays Bank PLC, 1.29%, 1/13/14	1,500	1,456

Commonwealth Bank of Australia, 1.08%, 3/17/14 (1)	7,000	6,959

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.60%, 4/14/14	2,500	2,484

Credit Suisse, 5.00%, 5/15/13	5,000	5,168
1.21%, 1/14/14	6,500	6,377

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.7% – continued
Banks – 6.0% – continued
National Australia Bank Ltd., 0.97%, 4/11/14 (1)	$5,000	$4,984

1.20%, 7/25/14 (1)	9,000	9,101

Toronto-Dominion Bank (The), 0.43%, 7/26/13	7,000	6,998

UBS A.G., 1.25%, 1/28/14	5,000	4,938

Westpac Banking Corp., 2.10%, 8/2/13	3,000	3,043
1.10%, 3/31/14 (1)	5,000	5,016
		60,021
Mining – 0.9%
Rio Tinto Alcan, Inc., 4.50%, 5/15/13	5,000	5,234

Rio Tinto Finance USA Ltd., 5.88%, 7/15/13	4,000	4,306
		9,540
Telecommunications – 0.2%
Telefonica Emisiones S.A.U., 5.86%, 2/4/13	1,880	1,914
Total Foreign Issuer Bonds
(Cost $77,856)		77,490

MUNICIPAL BONDS – 72.4%
Alabama – 0.3%
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A, 5.00%, 5/1/13	1,000	1,071

Alabama State Special Care Facilities Financing Authority Birmingham Revenue Bonds, Series A-1, 5.00%, 6/1/12	1,350	1,393

Alabama State Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan, 2.00%, 8/15/13	1,010	1,028
		3,492
Alaska – 0.3%
Anchorage Water Revenue Refunding Bonds, 5.00%, 5/1/12	400	411

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Alaska – 0.3% – continued
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project, 5.00%, 1/1/14	$2,000	$2,159
		2,570

Arizona – 0.6%

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality, 4.00%, 10/1/11	500	500

Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizona Public Service Navajo Project, 3.63%, Mandatory Put 7/13/13	2,000	2,056

Phoenix G.O. Limited Refunding Bonds, Series C, 2.00%, 7/1/12	1,000	1,013

Pinal County Revenue Obligations Refunding Bonds, 2.50%, 8/1/12	1,190	1,207

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series C, 5.00%, 1/1/12	1,000	1,012
		5,788
California – 10.5%

Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded, 5.63%, 12/1/13	1,000	1,106

California State Department of Water Resources Supply Revenue Bonds, Series N, 5.00%, 5/1/13	5,000	5,358

California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/13	10,000	10,822

California State G.O. Unlimited Refunding Bonds, 3.00%, 9/1/13	10,000	10,411

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric, 2.25%, Mandatory Put 4/2/12	1,200	1,212

California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, 1.13%, Mandatory Put 11/1/11(1)	1,500	1,500
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
California – 10.5% – continued

California State Revenue Anticipation Notes, Series A2, 2.00%, 6/26/12	$7,800	$7,896

California Statewide Communities Development Authority Revenue Bonds, Prop 1A Receivables Project, 5.00%, 6/15/13	6,730	7,196

California Statewide Communities Development Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Republic Services, 4.95%, 12/1/12	2,000	2,086

Contra Costa Water District Revenue Bonds, Series A, 1.00%, 10/1/12	3,000	3,023

Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Series 2003 A-1 (Escrowed To Maturity), 5.00%, 6/1/12	1,330	1,371

Kern High School District G. O. Unlimited Taxable Refunding Bonds, 1.48%, 8/1/13	1,000	1,002

Los Angeles County G.O. Unlimited TRANS, Series C, 2.50%, 6/29/12	10,000	10,165

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 4.00%, 7/1/13	7,000	7,441

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 3.00%, 9/1/13	1,700	1,783

Los Angeles G.O. Unlimited TRANS, 2.50%, 3/30/12	2,000	2,023

Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 7/1/13	5,000	5,406

Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (AGM Insured), 4.50%, 7/1/12	3,500	3,611

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/14	3,000	3,324

Los Angeles Unified School District G.O. Unlimited TRANS, Series A, 2.00%, 8/1/12	6,500	6,596

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
California – 10.5% – continued
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2, 0.29%, Mandatory Put 6/1/13	$2,700	$2,700

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 3.00%, 7/1/13	1,000	1,046

Port of Oakland Revenue Refunding Bonds, Series O (AMT), 4.00%, 5/1/13	1,000	1,043

Riverside County Redevelopment Agency Tax Allocation Bonds, Jupura Valley Project Area (AMBAC Insured), Prerefunded, 5.13%, 10/1/11	6,235	6,360

Southern California State Public Power Authority Revenue Bonds, Series A, Sub-Southern Transmission Project, 4.00%, 7/1/13	1,000	1,061
		105,542
Colorado – 2.2%
Colorado Springs Utilities Revenue Refunding Bonds, Series A, 3.00%, 11/15/13	6,000	6,317

Colorado Springs Utilities System Revenue Bonds, Series A-1, 3.00%, 11/15/12	1,200	1,237

Colorado State General Fund TRANS, 2.00%, 6/27/12	10,000	10,136

Colorado State Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth, 2.00%, 1/1/12	1,000	1,004

Denver City & County G.O. Unlimited Bonds, Series D, Better Denver, 5.00%, 8/1/13	1,000	1,085

Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space, 2.00%, 11/15/13	1,070	1,091

Regional Transportation District Sales Tax Revenue Refunding Bonds, 5.00%, 11/1/12	800	841
		21,711
Connecticut – 2.7%
Bristol G.O. Unlimited Bonds, 4.00%, 8/1/13	2,000	2,131
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Connecticut – 2.7% – continued
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project, 1.25%, Mandatory Put 4/2/12	$5,500	$5,510

Connecticut State Development Authority PCR Refunding Bonds, Series B, Connecticut Light & Power Project, 1.25%, Mandatory Put 9/3/13(3)	3,000	3,000

Connecticut State G.O. Unlimited Bonds, Series D, Economic Recovery, 5.00%, 1/1/13	1,800	1,904

Connecticut State G.O. Unlimited Refunding Bonds, Series E, 5.50%, 11/15/12	950	1,005

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 4.00%, Mandatory Put 2/7/13	9,850	10,337

Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue Bonds, Series A, 0.50%, Mandatory Put 5/15/12	2,850	2,851
		26,738
Delaware – 0.8%
Delaware State EDA Pollution Control Variable Revenue Refunding Bonds, Series C, Delmarva Project, 0.75%, Mandatory Put 6/1/12	3,000	3,004

Delaware State EDA Variable Revenue Refunding Bonds, Series C, Exmit Facility, 1.80%, Mandatory Put 6/1/12	1,400	1,407

University of Delaware Variable Revenue Bonds, Series A, 0.85%, Mandatory Put 6/4/13	3,600	3,624
		8,035

District of Columbia – 0.4%
District of Columbia Income Tax Secured Revenue Bonds, Series D, 5.00%, 12/1/12	1,230	1,297

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/11	1,000	1,008

Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C, 3.00%, 10/1/13	1,500	1,561
		3,866

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Florida – 4.5%
Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk, 5.00%, 6/1/13	$1,200	$1,271
Citizens Property Insurance Corp. Revenue Refunding Bonds, Senior Secured Series A, High Risk Account (NATL-RE Insured), 5.00%, 3/1/12	1,000	1,018
Escambia County PCR Refunding Bonds, Gulf Power Co. Project, 1.75%, Mandatory Put 6/5/12	6,440	6,497
Escambia County Solid Waste Disposal Revenue Bonds, First Series, Gulf Power Co. Project, 2.00%, Mandatory Put 4/3/12	1,000	1,007
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C (ST Gtd.), Public Education, 5.00%, 6/1/14	4,000	4,457
Florida State Board of Education Lottery Revenue Bonds, Series A, 5.00%, 7/1/12	1,470	1,521
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	7,000	7,747
Florida State Board of Public Education G.O. Unlimited Bonds, Series C (AMBAC State Gtd.), 3.75%, 6/1/13	1,000	1,055
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever, 4.00%, 7/1/13	6,400	6,773
5.00%, 7/1/14	3,000	3,332
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/12	1,250	1,294
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A, 5.00%, 7/15/13	2,000	2,162
Jacksonville Sales Tax Revenue Refunding Bonds, Local Government (NATL-RE FGIC Insured), 5.50%, 10/1/12	1,000	1,048
Jacksonville Special Revenue Bonds, Series C-1, 4.00%, 10/1/12	750	775
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Florida – 4.5% – continued

Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A, 3.00%, 7/1/13	$1,000	$1,035
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/11	2,000	2,000
Miami-Dade County Water & Sewer System Revenue Bonds, 2.00%, 10/1/12	935	947
Tampa Health System Revenue Bonds, Baycare Health System, 5.00%, 11/15/11	1,010	1,016
		44,955

Georgia – 2.8%
Atlanta Tax Allocation Bonds, Atlantic Station Project, Prerefunded, 7.90%, 12/1/11	1,000	1,023
Bartow County G.O. Unlimited Bonds, Sales Tax (NATL-RE Insured), 5.00%, 8/1/12	2,000	2,077
Bibb County School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 4/1/12	1,620	1,642
Burke County Development Authority Revenue Bonds, Power Co. Plant Vogtle Project, 5.05%, Mandatory Put 1/12/12	2,000	2,025
Georgia State G.O. Unlimited Refunding Bonds, Series E1, 5.00%, 7/1/13	5,755	6,221
Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series J, Gas Portfolio lll (G.O. of Authority Insured), 2.00%, 11/16/11	3,000	3,007
Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series K, Gas Portfolio lll (G.O. of Authority Insured), 2.00%, 5/23/12	2,500	2,526
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series A (State Gtd.), 4.00%, 3/1/13	1,700	1,788
Glynn County School Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 4.00%, 9/1/12	3,400	3,517

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Georgia – 2.8% – continued
Gwinnett County School District G.O. Unlimited Bonds, 5.00%, 2/1/13	$2,300	$2,443
Municipal Electric Authority of Georgia Revenue Bonds, Sub Series A (G.O. of Authority Insured), Project One, 3.00%, 1/1/14	1,500	1,560
		27,829
Hawaii – 1.2%
Hawaii County Improvement G.O. Unlimited Refunding Bonds, Series A (NATL-RE-FGIC Insured), 5.60%, 5/1/13	1,000	1,081
Hawaii State Airports System Revenue Refunding Bonds (AMT), 4.00%, 7/1/13 (3)	750	789
5.00%, 7/1/14 (3)	1,335	1,460
Hawaii State G.O. Unlimited Bonds, Series CZ (AGM Insured), Prerefunded, 5.25%, 7/1/12	1,580	1,640
Hawaii State Highway Revenue Bonds, Series B (AGM Insured), 5.00%, 7/1/12	500	518
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B (Freddie Mac Insured), Kuhio Park Terrace, 1.25%, 10/1/13	6,000	6,043
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.25%, 3/1/13	810	865
		12,396
Idaho – 1.9%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 4.00%, 8/15/14	10,000	10,879
Idaho State G.O. Unlimited Tax Anticipation Notes, 2.00%, 6/29/12	8,000	8,107
		18,986
Illinois – 1.7%
Cook County Community High School District No. 228 Bremen Community G.O. Limited Bonds (Assured Guaranty Insured), 3.00%, 12/15/11	1,000	1,006

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Illinois – 1.7% – continued
Illinois State Educational Facilities Authority Revenue Bonds, Series B1, University of Chicago, 1.13%, Mandatory Put 2/14/13	$1,450	$1,461
Illinois State Finance Authority Northwestern University Adjustable Revenue Bonds, Sub Series B, 1.75%, Mandatory Put 3/3/14	3,000	3,079
Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care, 1.40%, Mandatory Put 2/1/13	8,000	8,099
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/15/13	2,000	2,142
Skokie Park District G.O. Unlimited Refunding Bonds, Series A, 2.50%, 12/1/11	1,100	1,103
		16,890
Indiana – 1.3%
Indiana Finance Authority WasteWater Utility Revenue Bonds, Series A, First Lien, 2.00%, 10/1/12	1,000	1,015
Indiana State Finance Authority Economic Development Revenue Bonds, Series A (AMT), Republic Services, Inc. Project, 1.05%, Mandatory Put 12/1/11	4,000	4,000
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Care Group, 1.50%, Mandatory Put 8/1/14	5,000	5,072
Indianapolis Thermal Energy System Revenue Refunding Bonds, 3.00%, 10/1/12	2,500	2,556
		12,643
Iowa – 0.2%
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes, 3.00%, 1/1/13	2,000	2,005
Kentucky – 1.0%
Jefferson County Metropolitan Government PCR Bonds, 0.65%, 11/2/11	1,600	1,600

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Kentucky – 1.0% continued

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series C-1, 1.50%, 12/1/11	$3,000	$3,006

Louisville & Jefferson County Metropolitan Government PCR Bonds, Gas & Electric Project, 1.90%, Mandatory Put 4/2/12	1,800	1,811
Pikeville Hospital Improvement Revenue Bonds Anticipation Notes, 3.00%, 9/1/13	4,000	4,133
		10,550

Louisiana – 0.9%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/13	1,275	1,368

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1A, Loop LLC Project, 1.60%, Mandatory Put 10/1/12	2,000	2,010

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project, 1.88%, Mandatory Put 10/1/13	3,000	3,031
Louisiana State Public Facilities Authority Revenue Bonds, Series A, Ochsner Clinic Foundation Project (NATL-RE Insured), Escrowed to Maturity, 5.38%, 5/15/13	2,500	2,698
		9,107

Maryland – 1.7%

Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 7/1/12	3,000	3,108

Montgomery County G.O. Unlimited Bonds, Series A, 3.00%, 7/1/13	6,000	6,279

Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement, 5.00%, 9/15/14	2,935	3,319

Prince Georges County G.O. Limited Refunding Bonds, Series B, Consolidated Public Improvement, 5.00%, 9/15/14	2,800	3,167

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Maryland – 1.7% continued
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 4.00%, 6/1/12	$1,000	$1,025
		16,898

Massachusetts – 1.1%

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/13	3,000	3,158

Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan, 4.00%, 10/1/13	4,000	4,284

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Caritas Christi Obligation, Prerefunded, 6.75%, 7/1/12	2,000	2,118

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series K-2 Amherst College, 2.75%, Mandatory Put 1/5/12	1,000	1,007

Massachusetts State Special Obligation Loan Revenue Refunding Anticipation Notes, Series A, Senior Federal Highway Grant, 4.00%, 6/15/12	1,000	1,026
		11,593

Michigan – 0.4%

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health, 1.50%, Mandatory Put 6/1/12	2,970	2,993

Michigan State Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured), 5.00%, 5/1/12	1,165	1,190
		4,183
Minnesota – 1.6% Bloomington Port Authority Special Tax Allocation Refunding Bonds, Mall of America Project, 2.00%, 2/1/12	445	447
Hennepin County G.O. Unlimited Senior Sales Tax Bonds, Series E, 4.00%, 12/15/13	1,500	1,618

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

Minnesota – 1.6% continued

Minneapolis G.O. Unlimited Refunding Bonds, 3.00%, 12/1/11	$2,000	$2,010

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13 (3)	5,350	5,834

Minnesota State G.O. Unlimited Bonds, Series E, State Trunk Highway, 5.00%, 8/1/12	700	727

Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway, 3.00%, 8/1/12	3,450	3,528

Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway, 5.00%, 11/1/12	1,385	1,455

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas (G.O. of University Insured), 2.00%, 10/1/11	400	400
		16,019

Mississippi – 0.3%

Mississippi State Capital Improvement G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 5.25%, 11/1/12	2,000	2,106

Mississippi State Development Bank Special Obligation Revenue Bonds, Series A, Desoto County Highway, 3.00%, 1/1/12	1,000	1,007
		3,113

Nevada – 0.8%

Clark County School District G.O. Limited Bonds, Series A, Limited Tax Building, 5.00%, 6/15/13	1,000	1,071

Clark County School District G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 6/15/13	6,000	6,424

Washoe County Highway Motor Vehicle Fuel TRB, 3.00%, 2/1/12	293	295
		7,790

New Hampshire – 0.4%

Manchester Public Improvement G.O. Unlimited Bonds, Series A, 2.00%, 6/1/12	2,250	2,273

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
New Hampshire – 0.4% continued New Hampshire State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 6/1/14	$1,500	$1,640
		3,913

New Jersey – 3.7%

New Jersey EDA Exempt Facilities Variable Revenue Refunding Bonds (AMT), PSE&G Project, 1.20%, Mandatory Put 12/1/11	5,000	5,006

New Jersey Health Care Facilities Financing Authority Revenue Bonds, South Jersey Hospital, Prerefunded, 5.88%, 7/1/12	2,750	2,866

New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University, 3.00%, 7/1/13	3,000	3,141

5.00%, 7/1/14	4,000	4,499

New Jersey State G.O. Unlimited Refunding Bonds,, 5.00%, 8/1/13	4,880	5,276

New Jersey State G.O. Unlimited Refunding Bonds, Series H, 5.25%, 7/1/12	1,000	1,037

New Jersey State G.O. Unlimited Refunding Bonds, Series S, 5.00%, 2/15/13	4,550	4,830

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 12/15/12	1,755	1,850

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C, Escrowed To Maturity, 5.00%, 6/15/12	2,000	2,068

New Jersey State Turnpike Authority Revenue Bonds, Series C (NATL-RE Insured), Escrowed To Maturity, 6.50%, 1/1/13	1,000	1,077

Ocean County G.O. Unlimited Refunding Bonds, 3.00%, 8/1/13	1,000	1,045

Salem County Pollution Control Financing Authority Variable Revenue Refunding Bonds, Series A, Electric Gas Project, 0.95%, Mandatory Put 11/1/11	3,300	3,301

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

New Jersey – 3.7% – continued
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	$1,000	$1,106
		37,102

New Mexico – 0.1%
Albuquerque Municipal School District No. 12, G.O. Unlimited Bonds, Series A, School Building (State Aid Withholding),
2.00%, 8/1/12	1,000	1,015
New York – 6.2%

Metropolitan Transportation Authority Dedicated Refunding TRB, Sub Series B-3B, 0.69%, Mandatory Put 11/1/13	4,000	4,000

Metropolitan Transportation Authority Revenue Bonds, Series B, Mandatory Tender, 5.00%, Mandatory Put 11/15/11	7,145	7,184

Nassau County G.O. Unlimited Refunding Bonds, Series E, 4.00%, 6/1/12	1,250	1,278

New York G.O. Unlimited Bonds, Subseries H-2, 4.00%, 6/1/12	2,010	2,060

New York City Transitional Finance Authority Revenue Bonds, Series C, 5.50%, 2/15/12	1,220	1,244

New York City Transitional Finance Authority Revenue Bonds, Series D, Future Tax Secured-Fiscal 2011, 5.00%, 2/1/13	3,000	3,186

New York City Transitional Finance Authority TRB, Series D, 4.65%, 2/1/12	1,000	1,013

New York G.O. Unlimited Bonds, Series A-1, Fiscal 2008, 5.00%, 8/1/12	1,000	1,039

New York G.O. Unlimited Bonds, Series E, 3.00%, 8/1/12	950	972

New York State Dormitory Authority Revenue Bonds, Series B, State University Educational Facilities-Third G, 5.25%, Mandatory Put 5/15/12	5,200	5,350

New York State G.O. Unlimited Bonds, Series A, 5.00%, 2/15/13	2,550	2,714

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued

New York – 6.2% – continued

New York State G.O. Unlimited Refunding Bonds, Series C, 3.00%, 2/1/12	$1,000	$1,009

New York State Mortgage Agency Homeowner Revenue Bonds, Series 164, 1.00%, 4/1/14	2,000	1,994

New York State Thruway Authority Revenue Bond Anticipation Notes, Series A, 2.00%, 7/12/12	6,900	6,996

New York State Urban Development Corp. Revenue Refunding Bonds, Series B, 5.00%, 1/1/12	1,000	1,012

5.00%, 1/1/13	2,000	2,112

Onondaga County G.O. Unlimited Bonds, Series A, 4.00%, 6/15/12	825	847

Oyster Bay G.O. Unlimited BANS, 3.00%, 8/10/12	2,000	2,044

Suffolk County G.O. Unlimited Public Improvement Bonds, Series A, 3.00%, 5/15/13	2,930	3,050

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B, 5.00%, 6/1/12	1,100	1,133

4.00%, 6/1/13	7,000	7,380

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1 (G.O. of Authority Insured), 4.00%, Mandatory Put 11/15/12	3,150	3,272

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 11/15/11	900	905
		61,794

North Carolina – 0.8%

North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 4/1/12	1,500	1,536

North Carolina State Medical Care Commission Health Care Facilities Adjustable Revenue Bonds, Series A, Duke University Health System, 0.44%, Mandatory Put 12/1/11	3,550	3,550

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
North Carolina – 0.8% continued
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B, 3.00%, 11/1/12	$3,075	$3,155
		8,241
North Dakota – 0.2%
North Dakota Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series A-5, 1.00%, 8/1/12	1,800	1,810
Ohio – 3.0%

Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FGIC Insured), Prerefunded, 5.00%, 6/1/13	3,000	3,225

Columbus G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/15/12	390	401

Columbus G.O. Unlimited Various Purpose Bonds, Series A, 5.00%, 9/1/12	1,000	1,043

Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohio Health Corp., 0.59%, Mandatory Put 6/3/13	7,000	7,000

Miami University General Receipts Revenue Bonds, Series B, 5.00%, 9/1/13	1,000	1,081

Ohio State Air Quality Development Authority Variable PCR Refunding Bonds, First Energy Projects, 2.25%, Mandatory Put 6/3/13	5,000	5,073

Ohio State Fresh Water Development Authority Revenue Bonds, Series A-1, 4.00%, 12/1/12	1,670	1,744

Ohio State G.O. Unlimited Bonds, Series F, Infrastructure Improvement, Prerefunded, 5.00%, 2/1/13	2,000	2,124

Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement, 5.00%, 5/1/12	500	514

Ohio State G.O. Unlimited Refunding Bonds, Series B, Infrastructure Improvement, 5.00%, 8/1/14	2,500	2,807

Ohio State Water Development Authority Variable Refunding Bonds, Series B, First Energy Nuclear Project, 2.75%, Mandatory Put 12/1/11	1,000	1,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Ohio – 3.0% continued
Ohio State Water Quality Development Authority PCR Bonds, Loan Fund Project, 5.00%, 12/1/12	$3,000	$3,167
Ohio State Water Quality Development Authority PCR Refunding Bonds, 3.00%, 12/1/11	1,000	1,005
		30,187
Oklahoma – 0.3%
Oklahoma County Independent School Building District No. 12 Edmond G.O. Unlimited Bonds, 1.00%, 7/1/12	3,030	3,045
Oregon – 0.1%
Portland Ore G.O. Limited Tax Improvement Bonds, Series A, 2.00%, 6/1/12	1,345	1,361
Pennsylvania – 2.3%
Delaware County IDA PCR Refunding Bonds, Series A, Peco Energy Co. Project, 4.00%, 12/1/12	3,000	3,106

Mount Lebanon School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 11/15/12	1,780	1,834

Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, Philadelphia Funding Program, 5.00%, 6/15/12	1,000	1,033

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.50%, 1/1/13	1,540	1,639

5.00%, 2/15/13	1,000	1,063

Pennsylvania State G.O. Unlimited Bonds, Second Series A, 5.00%, 5/1/13	1,500	1,609

Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured), 5.00%, 9/1/14	10,000	11,279

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University, 4.00%, 4/1/12	500	509

See Notes to the Financial Statements.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Pennsylvania – 2.3% – continued
State Public School Building Authority Revenue Bonds, Lease Philadelphia School District Project (AGM State Aid Withholding), Prerefunded, 5.25%, 6/1/13	$1,305	$1,410
		23,482
Rhode Island – 0.2%

Rhode Island Health & Educational Building Corp. Revenue Refunding Bonds, Series A, Brown University, 5.00%, 9/1/13	1,000	1,087
Rhode Island State Depositors Economic Protection Corp. Special Obligation Revenue Refunding Bonds, Series B (NATL-RE Insured), Escrowed to Maturity, 5.80%, 8/1/12	1,000	1,045
		2,132
South Carolina – 0.6%

Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured), 2.50%, 3/1/12	1,000	1,010

Renewable Water Resources Sewer System Revenue Refunding Bonds, Series A, 4.00%, 1/1/12	1,000	1,009

South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper, 5.00%, 1/1/13	1,000	1,057

Sumter County G.O. Unlimited Bonds, 3.00%, 3/1/12	2,000	2,023
York County School District No. 3 G.O. Limited Bonds, Series A (SCSDE Insured), 4.00%, 3/1/13	1,000	1,050
		6,149
South Dakota – 0.3%

Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured), 2.00%, 12/15/12	440	449

2.00%, 6/15/13	435	442
Sioux Falls Sales Tax Revenue Refunding Bonds, Series A, 3.00%, 11/15/12	2,000	2,059
		2,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Tennessee – 0.2%
Knox County G.O. Unlimited Bonds, Series C, 2.50%, 4/1/12	$1,885	$1,905
Texas – 7.5%

Austin G.O. Limited Public Improvement Bonds, Series A, 2.00%, 9/1/13	2,000	2,058

Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 1.50%, 2/15/12	350	352

Dallas G.O. Limited Bonds, Equipment Acquisition, 4.00%, 8/15/12	1,000	1,033

Dallas WaterWorks & Sewer System Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/13	6,000	6,549

Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products Project, 2.30%, Mandatory Put 9/3/13	1,000	1,018

Harris County G.O. Limited Refunding Bonds, Series A, 4.00%, 10/1/14 (3)	4,500	4,957

Harris County G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/13	1,000	1,051

Harris County G.O. Unlimited Refunding Bonds, Toll Road Sub Lien (NATL-RE FGIC Insured), 6.00%, 8/1/12	2,000	2,095

Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations, 4.00%, 11/1/13	2,195	2,351

Harris County Taxable G.O. Limited Refunding Bonds, Series B, Sub Lien (AGM Insured), 5.00%, Mandatory Put 8/15/12	3,215	3,342

Houston Airport System Revenue Refunding Bonds, Series A (AMT), Sub Lien, 3.00%, 7/1/12	10,000	10,182

Houston G.O. Limited Public Improvement Refunding Bonds, Series A, 3.00%, 3/1/12	360	364

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A, 5.00%, 9/1/13	1,500	1,614

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Texas – 7.5% – continued

Houston Independent School District G.O. Limited Bonds, School House (PSF-Gtd.), 0.57%, Mandatory Put 3/27/12	$3,200	$3,202

Houston Utility System Revenue Refunding Bonds, Series E, Combined First Lien, 5.00%, 11/15/13	2,000	2,184

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/12	1,000	1,029

Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 2.25%, Mandatory Put 8/1/14	1,900	1,899

Mission Economic Development Corp. Solid Waste Disposable Variable Revenue Bonds, Series A, Republic Services, Inc., 1.05%, Mandatory Put 1/3/12	1,500	1,500

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, 1.15%, Mandatory Put 12/3/12	3,700	3,716

San Antonio G.O. Limited Tax Notes, Series A, 2.50%, 8/1/12	2,000	2,039

Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured), 5.00%, 3/1/12	1,500	1,530

Temple G.O. Limited Refunding Bonds, 2.00%, 8/1/12	1,000	1,012

Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/12	1,000	1,033

Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan, 5.00%, 8/1/13	1,000	1,077

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/12	1,000	1,047

Texas State TRANS, Series A, 2.50%, 8/30/12	10,000	10,208

Tyler Health Facilities Development Corp. Revenue Bonds, Mother Frances Hospital Regional Health, Prerefunded, 6.00%, 7/1/12	5,225	5,449

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Texas – 7.5% – continued
University of North Texas Financing System Revenue Bonds, Series A, 5.00%, 4/15/13	$1,250	$1,339
		75,230
Utah – 0.4%

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B, 4.00%, 7/1/12	1,000	1,028

Utah State G.O. Unlimited Bonds, Series A, 4.00%, 7/1/13	2,000	2,128
Utah State G.O. Unlimited Bonds, Series C, 3.00%, 7/1/12	1,000	1,021
		4,177
Virginia – 1.8%

Loudoun County G.O. Unlimited Public Improvement Bonds, Series A, 4.00%, 12/1/13	2,590	2,793

Louisa IDA Solid Waste & Sewage Disposal Variable Revenue Bonds, Series A (AMT), Electric & Power Co. Project, 2.50%, Mandatory Put 3/1/13	2,000	2,041

Norfolk G.O. Unlimited Capital Improvement Refunding Bonds, Series A, 5.00%, 3/1/12	1,665	1,699

Prince William County G.O. Unlimited Public Improvement Refunding Bonds, Series A, 4.00%, 8/1/12	1,480	1,526

Richmond G.O. Unlimited Public Improvement Refunding Bonds, Series C (State Aid Withholding), 2.00%, 7/15/12	1,200	1,217

Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, Richmond University Project, 3.00%, 3/1/13	1,545	1,603

Virginia Commonwealth Transportation Board Revenue Bonds Federal Highway Reimbursement Notes, 5.00%, 9/27/12	1,330	1,393

See Notes to the Financial Statements.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
Virginia – 1.8% – continued

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program, 5.00%, 9/1/13	$3,000	$3,264

Virginia State Housing Development Authority Home Ownership Mortgage Revenue Bonds, Series B (G.O. of Authority Insured), 0.85%, 3/1/12	1,000	1,001
0.95%, 9/1/12	1,500	1,505
		18,042
Washington – 1.7%

Chelan County School District No. 246 Wenatchee G.O. Unlimited Bonds (AGM School Board Guaranty Insured), Prerefunded, 5.50%, 6/1/12	3,000	3,106

Energy Northwest Electric Revenue Refunding Bonds, Project One Series A (NATL-RE Insured), 5.25%, 7/1/13	3,000	3,254

Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, 5.00%, 1/1/14 (3)	1,500	1,640

King County G.O. Limited Tax Refunding Bonds, Series D, 4.00%, 12/1/11	1,535	1,545

Snohomish County G.O. Limited Refunding Bonds, Series A, 5.00%, 12/1/13	2,000	2,197

Snohomish County School District No. 6 Mukilteo G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.70%, 12/1/12	4,140	4,387

University of Washington General Revenue Refunding Bonds, Series A, 4.00%, 10/1/13	1,000	1,072
		17,201
West Virginia – 0.3%

West Virginia State Housing Finance Development Fund Revenue Bonds, Series A, (AMT) (G.O. of Corp. Insured), 1.60%, 11/1/12	1,825	1,823
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 72.4% – continued
West Virginia – 0.3% continued

West Virginia State University Projects Revenue Bonds, Series B, 4.00%, 10/1/13 (3)	$1,000	$1,065
		2,888
Wisconsin – 3.1%

Badger Tobacco Asset Securitization Corp. Asset Backed Revenue Bonds, Prerefunded, 6.38%, 6/1/12	3,840	3,993

Madison G.O. Unlimited Capital Improvement Refunding Promissory Notes, Series A, 3.00%, 10/1/11	1,500	1,500

3.00%, 10/1/12	1,000	1,027

Madison G.O. Unlimited Promissory Notes, Series E, 4.00%, 10/1/13	1,350	1,447

Milwaukee G.O. Unlimited Promissory Notes, Series N1, 4.00%, 2/1/13	1,000	1,047

Milwaukee G.O. Unlimited Promissory Notes, Series N3, 5.00%, 5/15/13	2,000	2,146

Platteville Water & Sewer System Revenue Bond Anticipation Notes, 2.00%, 6/1/12	1,600	1,602

Wisconsin School Districts Cash Flow Administration Program TRANS, Series A, 1.25%, 10/17/11	2,050	2,051

Wisconsin State COP, Series B, Master Lease, 4.00%, 9/1/12	2,020	2,086

Wisconsin State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/13	4,000	4,289

Wisconsin State G.O. Unlimited Bonds, Series C, 3.00%, 5/1/12	75	76

Wisconsin State Revenue Notes, 2.00%, 6/15/12	8,000	8,099

Wisconsin State Transportation Revenue Bonds, Series A, 5.00%, 7/1/12	1,600	1,657
		31,020
Total Municipal Bonds
(Cost $726,552)		726,343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.0%
Northern Institutional Funds – Tax-Exempt Portfolio (4)(5)(6)	148,093	$148
Total Investment Companies
(Cost $148)		148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.6%

Alexandria IDA Headquarters Facilities Taxable VRDB, Series A (Sun Trust Bank LOC), 0.88%, 10/6/11	$5,050	$5,050

BB&T Municipal Trust VRDB, Series B, Sifma Floater Certificates, 1.03%, 10/6/11 (1)	7,000	6,999

Citizens Property Insurance Corp. Revenue VRDB, Senior Secured Coastal Notes, Series A-3 (AGM Insured), 1.81%, 10/6/11	5,000	5,027

Citizens Property Insurance Corp. Revenue VRDB, Series A-3, High Risk Floating Notes, 1.91%, 10/6/11	5,400	5,433

Connecticut State G.O. Unlimited VRDB, Series A, Sifma Index, 0.46%, 10/6/11	4,000	4,000

District of Columbia Income Tax Adjustable Revenue Refunding VRDB, Secured Series E, 0.51%, 10/6/11	4,000	4,000

Du Page County Forest Preserve District VRDB, 0.90%, 11/1/11 (7)	2,000	1,999

Illinois State Finance Authority Revenue VRDB, Series A, McKinley Foundation Project (Keybank N.A. LOC), 0.60%, 10/6/11	3,175	3,175

Illinois State Industrial Development Finance Authority Revenue VRDB, Katlaw Treatam & Co. Project (J.P.Morgan Chase & Co. LOC), 0.39%, 7/7/11	2,530	2,530

Lakeland Energy System Revenue Refunding VRDB, 0.91%, 10/6/11	5,200	5,216

Lowell Limited Obligation Industrial Revenue VRDB, Litehouse Inc. Project (Fifth Third Bank LOC), 0.55%, 10/6/11	1,180	1,180

Massachusetts State G.O. Unlimited VRDB, Series A, 0.54%, 10/6/11	$8,900	$8,905

Massachusetts State Industrial Finance Agency Revenue VRDB, Development Tamasi Family Issue (RBS Citizens N.A. LOC), 1.00%, 10/6/11	400	400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 6.6% – continued

New Jersey EDA Revenue Bonds, Build America Bonds, 1.35%, 6/15/13	5,000	5,018

Savannah EDA Revenue VRDB, Calvary Day School Project (Sun Trust Bank LOC), 0.37%, 10/5/11	1,000	1,000

Suffolk County Water Authority Revenue VRDB, Series B, Anticipation Notes, 0.56%, 10/6/11	6,000	5,967
Total Short-Term Investments
(Cost $65,863)		65,899

Total Investments – 101.3%
(Cost $1,018,381)		1,016,358

Liabilities less Other Assets – (1.3)%		(13,327)
NET ASSETS – 100.0%		$1,003,031

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of the restricted illiquid security amounted to approximately $3,497,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Scotland PLC, 5.00%, 11/21/11	7/22/10	$3,625

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,690,000 with net sales of approximately $5,690,000 during the six months ended September 30, 2011.
(6)	The Fund had net purchases in the Tax-Exempt Portfolio of the Northern Institutional Funds of approximately $148,000 during the six months ended September 30, 2011.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

(7)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	13.0%
AA+	12.7
AA	13.9
AA-	12.5
A+	4.9
A	12.5
A-	5.6
BBB+	3.6
BBB	3.5
BBB-	1.7
A1 (Short Term)	9.1
A2 (Short Term)	1.1
Treasury	5.0
Unrated	0.9
Cash Equivalents	0.0

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$–	$146,478	(1)	$–	$146,478
Foreign Issuer Bonds
Auto Manufacturers	–	6,015		–	6,015
Banks	–	56,524		3,497	60,021
Mining	–	9,540		–	9,540
Telecommunications	–	1,914		–	1,914
Municipal Bonds	–	724,843	(1)	1,500	726,343
Investment Companies	148	–		–	148
Short-Term Investments	–	58,900		6,999	65,899

Total Investments	$148	$1,004,214		$11,996	$1,016,358

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAIN (000s)	REALIZED LOSS (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/11 (000s)
Foreign Issuer Bond Banks	$–	$–	$–	$–	$–	$–	$–	$3,497	$–	$3,497
Municipal Bonds	–	–	–	–	–	1,500	–	–	–	1,500
Short-Term Investments	–	–	–	–	(1)	7,000	–	–	–	6,999

Total	$–	$–	$–	$–	$(1)	$8,500	$–	$3,497	$–	$11,996

(1)	Transferred into Level 3 due to security having evaluated prices based on broker quotes, accumulated by the Fund’s primary pricing source.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 7.8%
Automobile – 4.9%

Ally Auto Receivables Trust, Series 2010-2, Class A2, 0.89%, 9/17/12	$80	$80

Ally Auto Receivables Trust, Series 2011-4, Class A2, 0.65%, 3/17/14	2,500	2,491

Americredit Prime Automobile Receivable, Series 2009-1, Class A3, 2.21%, 1/15/14	331	333

Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (1)	225	226

BMW Vehicle Owner Trust, Series 2010-A, Class A3, 1.39%, 4/25/14	2,000	2,010

CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, 4/15/14	1,097	1,104

Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	218	220

Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2, 0.69%, 1/8/13	1,137	1,138

Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, 1/15/14	336	337

Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3, 2.62%, 3/15/14	201	202

Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, 9/15/13	550	552

Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	193	194

Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	587	590

Hyundai Auto Receivables Trust, Series 2010-A, Class A3, 1.50%, 10/15/14	1,000	1,008

Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	663	667

Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, 8/15/14	949	954

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 7.8% – continued
Automobile – 4.9% – continued

Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2, 0.55%, 3/15/13	$1,315	$1,315

Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.56%, 12/16/13(1)	1,500	1,499

Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3, 1.27%, 12/16/13	1,773	1,779

Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3, 1.04%, 2/18/14	1,000	1,003

USAA Auto Owner Trust, Series 2009-1, Class A3, 3.02%, 6/17/13	117	118

USAA Auto Owner Trust, Series 2009-2, Class A3, 1.54%, 2/18/14	456	458

Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3, 1.31%, 1/20/14	1,140	1,143
World Omni Auto Receivables Trust, Series 2010-A, Class A3, 1.34%, 12/16/13	1,072	1,075
		20,496
Credit Card – 2.0%

BA Credit Card Trust, Series 2010-A1, Class A1, 0.53%, 9/15/15	2,500	2,509

Discover Card Master Trust, Series 2009-A2, Class A, 1.53%, 2/17/15	600	607

GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, 7/15/15	600	614

GE Capital Credit Card Master Note Trust, Series 2011-1, Class A, 0.78%, 1/15/17	1,500	1,509
Gracechurch Card Funding PLC, Series 2010-1A, Class A, 0.83%, 11/15/14 (1)	3,000	2,997
		8,236
Equipment – 0.9%

CNH Equipment Trust, Series 2009-C, Class A3, 1.85%, 12/16/13	311	311

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 7.8% – continued
Equipment – 0.9% continued

CNH Equipment Trust, Series 2010-C, Class A2, 0.83%, 4/15/13	$691	$692

GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.83%, 7/20/16	2,000	2,000
John Deere Owner Trust, Series 2009-B, Class A3, 1.57%, 10/15/13	647	648
		3,651
Total Asset-Backed Securities
(Cost $32,290)		32,383

CORPORATE BONDS – 60.8%
Aerospace/Defense – 0.4%
Boeing (The) Co., 1.88%, 11/20/12	1,500	1,515
Agriculture – 1.0%
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	4,010	4,232
Apparel – 0.8%
VF Corp., 1.06%, 8/23/13	3,100	3,103
Auto Manufacturers – 0.8%
Daimler Finance N.A. LLC, 0.97%, 3/28/14(1)	3,500	3,500
Auto Parts & Equipment – 0.9%

Johnson Controls, Inc., 4.88%, 9/15/13	2,600	2,779
0.67%, 2/4/14	1,000	1,000
		3,779
Banks – 7.8%

Bank of America Corp., 1.67%, 1/30/14	4,000	3,623

1.80%, 7/11/14	2,100	1,869

Bank of New York Mellon (The) Corp., 0.52%, 7/28/14	2,200	2,186

Capital One Financial Corp., 2.13%, 7/15/14	2,000	1,980

Citigroup, Inc., 2.29%, 8/13/13	3,000	2,968

Goldman Sachs Group (The), Inc., 4.75%, 7/15/13	2,000	2,058

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Banks – 7.8% continued

1.27%, 2/7/14	$4,500	$4,312

JPMorgan Chase & Co., 1.65%, 9/30/13	2,000	2,014

1.05%, 1/24/14	2,000	1,978

Morgan Stanley, 2.79%, 5/14/13	2,000	1,934

1.85%, 1/24/14	2,000	1,866

2.88%, 1/24/14	2,500	2,408
U.S. Bancorp, 1.13%, 10/30/13	3,000	2,995
		32,191
Beverages – 3.4%

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,000	1,022

0.80%, 1/27/14	1,000	1,007

0.61%, 7/14/14	1,900	1,900

Coca-Cola (The) Co., 0.75%, 11/15/13	2,000	1,997

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	2,500	2,496

0.59%, 2/18/14	1,000	1,000

Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	3,500	3,553
PepsiCo, Inc., 0.88%, 10/25/13	1,100	1,101
		14,076
Chemicals – 3.4%

Air Products & Chemicals, Inc., 4.15%, 2/1/13	3,000	3,134

Airgas, Inc., 2.85%, 10/1/13	3,500	3,582

Dow Chemical (The) Co., 4.85%, 8/15/12	1,300	1,338

7.60%, 5/15/14	2,000	2,272

E.I. du Pont de Nemours & Co., 4.75%, 11/15/12	1,000	1,044

PPG Industries, Inc., 5.75%, 3/15/13	1,125	1,198
Praxair, Inc., 1.75%, 11/15/12	1,500	1,518
		14,086

See Notes to the Financial Statements.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Computers – 3.3%
Dell, Inc., 0.97%, 4/1/14	$3,400	$3,411

Hewlett-Packard Co., 1.25%, 9/13/13	1,500	1,489

6.13%, 3/1/14	3,387	3,703

1.90%, 9/19/14	2,000	2,007

International Business Machines Corp., 1.00%, 8/5/13	3,000	3,022
		13,632
Cosmetics/Personal Care – 0.8%
Avon Products, Inc., 4.80%, 3/1/13	3,000	3,146
Diversified Financial Services – 8.2%
American Express Credit Corp., 1.21%, 6/24/14	2,500	2,476

American Honda Finance Corp., 2.38%, 3/18/13 (1)	1,300	1,318

1.63%, 9/20/13 (1)	1,800	1,804

Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,000	1,013

1.55%, 12/20/13	1,000	1,013

1.38%, 5/20/14	2,000	2,011

ERAC USA Finance LLC, 5.80%, 10/15/12 (1)	1,000	1,042

2.75%, 7/1/13 (1)	1,000	1,012

2.25%, 1/10/14 (1)	1,500	1,508

General Electric Capital Corp., 1.88%, 9/16/13	2,000	2,009

1.23%, 1/7/14	2,500	2,468

1.01%, 4/7/14	2,000	1,952

John Deere Capital Corp., 0.55%, 3/3/14	2,750	2,736

MassMutual Global Funding II, 0.86%, 9/27/13 (1)	3,000	3,012

PACCAR Financial Corp., 0.69%, 4/5/13	1,500	1,504

2.05%, 6/17/13	1,000	1,013

1.55%, 9/29/14	3,200	3,198

TD Ameritrade Holding Corp., 2.95%, 12/1/12	2,800	2,843
		33,932

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Electric – 2.0%
Commonwealth Edison Co., 1.63%, 1/15/14	$2,000	$2,014

Dominion Resources, Inc., 1.80%, 3/15/14	1,000	1,009

Midamerican Energy Holdings Co., 3.15%, 7/15/12	2,000	2,034

NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,052
		8,109
Electronics – 0.6%
Agilent Technologies, Inc., 2.50%, 7/15/13	1,000	1,014

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	1,600	1,627
		2,641
Food – 2.2%
H.J. Heinz Co., 5.35%, 7/15/13	3,000	3,232

Kellogg Co., 4.25%, 3/6/13	3,450	3,606

Kroger (The) Co., 5.00%, 4/15/13	2,200	2,312
		9,150
Healthcare - Products – 0.8%
DENTSPLY International, Inc., 1.80%, 8/15/13	3,400	3,409
Healthcare - Services – 2.0%
Quest Diagnostics, Inc., 1.21%, 3/24/14	2,000	2,011

Roche Holdings, Inc., 5.00%, 3/1/14 (1)	2,427	2,668

UnitedHealth Group, Inc., 4.88%, 4/1/13	3,252	3,423
		8,102
Insurance – 1.8%
Berkshire Hathaway, Inc., 0.99%, 8/15/14	2,000	2,003

MetLife, Inc., 1.52%, 8/6/13	2,500	2,516

Metropolitan Life Global Funding I, 1.00%, 1/10/14 (1)	1,500	1,498

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Insurance – 1.8% – continued
Prudential Financial, Inc., 5.15%, 1/15/13	$1,500	$1,556
		7,573
Internet – 1.1%
eBay, Inc., 0.88%, 10/15/13	1,700	1,706
Google, Inc., 1.25%, 5/19/14	3,000	3,041
		4,747
Media – 1.5%
Time Warner Cable, Inc., 5.40%, 7/2/12	2,000	2,064

6.20%, 7/1/13	1,600	1,729

Walt Disney (The) Co., 4.50%, 12/15/13	2,258	2,439
		6,232
Miscellaneous Manufacturing – 0.5%
Danaher Corp., 1.30%, 6/23/14	2,000	2,023
Office/Business Equipment – 1.3%
Pitney Bowes, Inc., 3.88%, 6/15/13	1,500	1,554

Xerox Corp., 5.50%, 5/15/12	1,700	1,747

1.11%, 5/16/14	2,000	1,982
		5,283
Oil & Gas – 0.7%
Murphy Oil Corp., 6.38%, 5/1/12	3,000	3,082
Pharmaceuticals – 1.3%
McKesson Corp., 5.25%, 3/1/13	3,041	3,219

Novartis Capital Corp., 1.90%, 4/24/13	2,100	2,143
		5,362

Pipelines – 0.7%
Plains All American Pipeline L.P./PAA Finance Corp., 4.25%, 9/1/12	3,000	3,084

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Real Estate Investment Trusts – 0.5%
HCP, Inc., 2.70%, 2/1/14	$2,000	$1,970
Retail – 5.0%
AutoZone, Inc., 5.88%, 10/15/12	2,100	2,194

Darden Restaurants, Inc., 5.63%, 10/15/12	2,800	2,922

Home Depot (The), Inc., 5.25%, 12/16/13	3,000	3,262

Nordstrom, Inc., 6.75%, 6/1/14	3,500	3,955

Target Corp., 4.00%, 6/15/13	2,000	2,113

1.13%, 7/18/14	1,000	1,008

Walgreen Co., 4.88%, 8/1/13	2,000	2,149

Wal-Mart Stores, Inc., 0.75%, 10/25/13	3,000	3,009
		20,612
Semiconductors – 0.5%
Broadcom Corp., 1.50%, 11/1/13 (1)	2,000	2,004
Software – 1.1%
Microsoft Corp., 0.88%, 9/27/13	2,325	2,340

2.95%, 6/1/14	2,000	2,123
		4,463
Telecommunications – 1.3%
Cisco Systems, Inc., 1.63%, 3/14/14	1,700	1,729

Verizon Communications, Inc., 0.97%, 3/28/14	3,500	3,510
		5,239
Toys, Games & Hobbies – 0.8%
Mattel, Inc., 5.63%, 3/15/13	3,000	3,183
Transportation – 3.6%
CSX Corp., 5.75%, 3/15/13	3,300	3,508

FedEx Corp., 7.38%, 1/15/14	3,094	3,503

See Notes to the Financial Statements.

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 60.8% – continued
Transportation – 3.6% – continued

Ryder System, Inc., 6.00%, 3/1/13	$3,000	$3,186

Union Pacific Corp., 5.45%, 1/31/13	3,020	3,200
United Parcel Service, Inc., 4.50%, 1/15/13	1,539	1,616
		15,013
Trucking & Leasing – 0.7%
GATX Corp., 4.75%, 10/1/12	3,000	3,085
Total Corporate Bonds
(Cost $252,257)		251,558

COVERED BONDS – 2.5%
Banks – 2.5%

Bank of Nova Scotia, 1.45%, 7/26/13 (1) (2)	1,300	1,313

Canadian Imperial Bank of Commerce, 2.00%, 2/4/13 (1) (2)	1,400	1,421

0.90%, 9/19/14 (1)	2,000	1,989

Cie de Financement Foncier, 2.13%, 4/22/13 (1) (2)	1,000	1,002

National Bank of Canada, 1.65%, 1/30/14 (1) (2)	1,500	1,524
Swedbank Hypotek AB, 0.81%, 3/28/14 (1) (2)	3,000	3,004
		10,253
Total Covered Bonds
(Cost $10,195)		10,253

FOREIGN ISSUER BONDS – 20.6%
Agency – 0.4%
Kreditanstalt fuer Wiederaufbau, 0.30%, 2/22/13	1,500	1,498
Auto Manufacturers – 0.8%
Volkswagen International Finance N.V., 0.98%, 4/1/14 (1)	3,500	3,509
Banks – 10.6%

Abbey National Treasury Services PLC, 1.83%, 4/25/14	2,000	1,905

Australia & New Zealand Banking Group Ltd., 0.99%, 1/10/14 (1)	2,000	1,990

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS-20.6% – continued
Banks – 10.6% – continued

Bank of Montreal, 2.13%, 6/28/13	$2,500	$2,556

Barclays Bank PLC, 1.29%, 1/13/14	2,500	2,427

Commonwealth Bank of Australia, 1.08%, 3/17/14 (1)	3,000	2,982

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.45%, 7/25/13	1,500	1,492

Credit Suisse, New York, 5.00%, 5/15/13	2,000	2,067

1.21%, 1/14/14	4,000	3,925

HSBC Bank PLC, 0.93%, 8/12/13 (1)	2,000	2,007

1.05%, 1/17/14 (1)	2,000	2,018

National Australia Bank Ltd., 0.97%, 4/11/14 (1)	2,500	2,492

2.25%, 4/11/14 (1)	3,000	3,021

Toronto-Dominion Bank (The), 0.43%, 7/26/13	3,200	3,199

1.38%, 7/14/14	2,500	2,522

UBS A.G., 1.25%, 1/28/14	4,500	4,444

Westpac Banking Corp., 2.25%, 11/19/12	1,500	1,520

2.10%, 8/2/13	1,200	1,217
1.07%, 12/9/13	2,000	1,982
		43,766
Beverages – 0.2%
Diageo Capital PLC, 5.13%, 1/30/12	1,000	1,013
Chemicals – 0.9%
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	3,300	3,632
Healthcare - Products – 0.5%
Covidien International Finance S.A., 1.88%, 6/15/13	2,000	2,028
Mining – 2.6%

Barrick Gold Corp., 1.75%, 5/30/14	3,000	3,014

BHP Billiton Finance USA Ltd., 5.13%, 3/29/12	1,500	1,531

4.80%, 4/15/13	1,000	1,055

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 20.6% – continued
Mining – 2.6% – continued

Rio Tinto Alcan, Inc., 4.50%, 5/15/13	$3,000	$3,140
Rio Tinto Finance USA Ltd., 5.88%, 7/15/13	2,000	2,153
		10,893
Miscellaneous Manufacturing – 1.4%

Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	3,400	3,669
Tyco Electronics Group S.A., 6.00%, 10/1/12	2,000	2,096
		5,765
Oil & Gas – 0.7%
BP Capital Markets PLC, 0.94%, 3/11/14	3,000	3,005
Oil & Gas Services – 0.8%
Schlumberger Investment S.A., 0.89%, 9/12/14 (1)	3,100	3,104
Pharmaceuticals – 1.1%

AstraZeneca PLC, 5.40%, 9/15/12	1,500	1,569

Sanofi-Aventis, 1.20%, 9/30/14	1,700	1,703
Teva Pharmaceutical Finance III B.V., 0.85%, 3/21/14	1,350	1,349
		4,621
Telecommunications – 0.6%
Telefonica Emisiones S.A.U., 5.86%, 2/4/13	2,500	2,545
Total Foreign Issuer Bonds
(Cost $85,629)		85,379

U.S. GOVERNMENT AGENCIES – 3.2% (3)
Fannie Mae – 0.5%
1.25%, 6/22/12	2,000	2,014
Federal Farm Credit Bank – 0.5%
0.21%, 7/16/12	2,000	2,000
Federal Home Loan Bank – 1.0%
0.35%, 7/24/12	4,000	3,999
Freddie Mac – 1.2%

0.60%, 8/23/13	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 3.2% (3) – continued
Freddie Mac – 1.2% – continued
1.75%, 6/15/12	$2,000	$2,021
		5,021
Total U.S. Government Agencies
(Cost $13,007)		13,034

U.S. GOVERNMENT OBLIGATIONS – 1.0%
U.S. Treasury Notes – 1.0% 1.13%, 1/15/12	4,000	4,012
Total U.S. Government Obligations
(Cost $4,012)		4,012

MUNICIPAL BONDS – 0.2%
New York – 0.2%
New York City Transitional Finance Authority TRB, Series D, 4.65%, 2/1/12	1,000	1,013
Total Municipal Bonds
(Cost $1,010)		1,013

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	7,071,940	$7,072
Total Investment Companies
(Cost $7,072)		7,072

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.5%

Alexandria IDA Headquarters Facilities Taxable VRDB, Series A, (Suntrust Bank LOC), 0.88%, 10/6/11	$3,000	$3,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS –1.5% – continued
Citizens Property Insurance Corp. Revenue Bonds, Series A3, High Risk Floating Notes, 1.91%, 10/6/11	$3,000	$3,018
Total Short-Term Investments
(Cost $6,012)		6,018

Total Investments – 99.3%
(Cost $411,484)		410,722
Other Assets less Liabilities – 0.7%		3,066
NET ASSETS – 100.0%		$413,788

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $8,264,000 or 2.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Nova Scotia, 1.45%, 7/26/13	7/16/10	$1,298
Canadian Imperial Bank of Commerce, 2.00%, 2/4/13	1/28/10	1,400
Cie de Financement Foncier, 2.13%, 4/22/13	4/19/10	998
National Bank of Canada, 1.65%, 1/30/14	1/24/11	1,500
Swedbank Hypotek AB, 0.81%, 3/28/14	3/21/11	3,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,373,000 with net sales of approximately $4,301,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the quality distribution for the Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	12.5%
AA+	0.7
AA	8.9
AA-	8.4
A+	8.5
A	14.4
A-	11.0
BBB+	14.1
BBB	13.4
BBB-	1.5
A2 (Short Term)	0.7
Treasury	1.0
Agency	3.2
Cash Equivalents	1.7

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Agency securities are obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. Treasury securities are obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2011:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED IN COME FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities
Automobile	$–	$20,496	$–	$20,496
Credit Card	–	5,239	2,997	8,236
Equipment	–	3,651	–	3,651
Corporate Bonds	–	251,558(1)	–	251,558
Covered Bonds
Banks	–	10,253	–	10,253
Foreign Issuer Bonds
Auto Manufacturers	–	3,509	–	3,509
Banks	–	45,264	–	45,264
Beverages	–	1,013	–	1,013
Chemicals	–	3,632	–	3,632
Healthcare- Products	–	2,028	–	2,028
Mining	–	10,893	–	10,893
Miscellaneous Manufacturing	–	5,765	–	5,765
Oil & Gas	–	3,005	–	3,005
Oil & Gas Services	–	3,104	–	3,104
Pharmaceuticals	–	4,621	–	4,621
Telecommunications	–	2,545	–	2,545
U.S. Government Agencies	–	13,034(1)	–	13,034
U.S. Government Obligations		4,012	–	4,012
Municipal Bonds	–	1,013	–	1,013
Investment Companies	7,072	–	–	7,072
Short-Term Investments	–	6,018	–	6,018

Total Investments	$7,072	$400,653	$2,997	$410,722

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAIN (000s)	REALIZED LOSS (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/11 (000s)
Asset-Backed Securities
Credit Card	$–	$–	$–	$–	$–	$–	$–	$2,997	$–	$2,997

Total	$–	$–	$–	$–	$–	$–	$–	$2,997	$–	$2,997

(1)	Transferred into Level 3 due to security having evaluated prices based on broker quotes, accumulated by the Fund’s primary pricing source.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.1% (1)
Fannie Mae – 33.4%

0.55%, 11/1/12	$1,100	$1,100

1.60%, 11/23/15	1,075	1,077

2.25%, 3/2/17	1,000	1,008

Pool #190371, 6.50%, 7/1/36	701	780

Pool #555649, 7.50%, 10/1/32	168	197

Pool #745148, 5.00%, 1/1/36	1,218	1,316

Pool #893082, 2.90%, 9/1/36	391	415

Pool #AH1166, 4.50%, 12/1/40	375	398

Pool TBA, 4.50%, 10/15/40 (2)	825	875

5.00%, 10/15/40 (2)	3,980	4,281

5.50%, 10/15/40 (2)	5,150	5,589

6.00%, 10/15/40(2)	5,090	5,583

Series 2007, Class 26C, 5.50%, 3/25/33	636	665
		23,284
Freddie Mac – 2.7%

Pool #1J0365, 5.71%, 4/1/37	514	547

Pool #1J2840, 5.87%, 9/1/37	894	950

Pool #410092, 2.49%, 11/1/24	47	47

Series 3730, Class PL, 4.50%, 1/15/33	350	369
		1,913
Government National Mortgage Association – 4.8%

Series 2007, Class 15A, 4.51%, 10/16/28	426	435

Series 2007, Class 4A, 4.21%, 6/16/29	268	274

Series 2008, Class 8A, 3.61%, 11/16/27	492	499

Series 2010, Class 141A, 1.86%, 8/16/31	389	392

Series 2011, Class 31A, 2.21%, 12/16/35	741	756

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.1% (1) – continued
Government National Mortgage Association – 4.8% – continued

Series 2011, Class 49A, 2.45%, 7/16/38	$719	$738
Series 2011, Class 49B, 2.80%, 1/16/34	247	255
		3,349
Government National Mortgage Association I – 0.0%

Pool #268360, 10.00%, 4/15/19	18	21
Pool #270288, 10.00%, 6/15/19	19	23
		44
Government National Mortgage Association II – 1.2%
Pool #82581, 4.00%, 7/20/40	768	817
Total U.S. Government Agencies
(Cost $29,258)		29,407

U.S. GOVERNMENT OBLIGATIONS – 50.2%
U.S. Treasury Notes – 50.2%

0.63%, 7/15/21	2,550	2,668

0.25%, 9/15/14	2,575	2,562

1.00%, 9/30/16	15,680	15,703

1.38%, 9/30/18	3,895	3,876

2.13%, 8/15/21	10,050	10,228
		35,037
Total U.S. Government Obligations
(Cost $34,828)		35,037

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 32.1%
Northern Institutional Funds – Government Portfolio (3)(4)	22,367,820	$22,368
Total Investment Companies
(Cost $22,368)		22,368

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.11%, 12/15/11(5)	$250	$250
Total Short-Term Investments
(Cost $250)		250

Total Investments – 124.8%
(Cost $86,704)		87,062
Liabilities less Other Assets – (24.8)%		(17,286)
NET ASSETS – 100.0%		$69,776

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $13,132,000 with net purchases of approximately $9,236,000 during the six months ended September 30, 2011.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2011, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Ten Year U.S. Treasury Note	42	$5,464	Long	12/11	$8

At September 30, 2011, the quality distribution for the U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
Aaa	74.3%
Cash Equivalents	25.7

Total	100.0%
*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assupmtions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$ –	$29,407 (1)	$–	$29,407
U.S. Government Obligations	–	35,037	–	35,037
Investment Companies	22,368	–	–	22,368
Short-Term Investments	–	250	–	250
Total Investments	$22,368	$64,694	$–	$87,062

OTHER FINANCIAL
INSTRUMENTS
Assets
Futures Contracts	$8	$–	$–	$8

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

COP	Certificate of Participation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
G.O.	General Obligation
GTD	Guaranteed
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
VRDB	Variable Rate Demand Bond

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price provided by brokers. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account other similar securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When

FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Fund’s Financial Statements can be found in Note 9.

At September 30, 2011 the U.S. Government Fund had entered into exchange-traded long futures contracts. The aggregate fair value of assets pledged to cover margin requirements for open futures positions was approximately $250,000.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York stock exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in net realized gains (losses) on foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statement of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect net realized gains (losses), if any, on foreign currency transactions and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. Further information on the impact of these positions to the Funds’ Financial Statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the commitment. As of September 30, 2011, the aggregate market value of securities segregated to cover such commitments was approximately $631,750,000, $623,934,000, $244,822,000, $419,891,000, $61,842,000 and $44,431,000 for the Bond Index, Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income and U.S. Government Funds, respectively. When-issued securities at September 30, 2011, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charge a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees for the six months ended September 30, 2011 were approximately $20,000 for the High Yield Fixed Income Fund. The impact from redemption fees paid to the Fund was less than $0.001 per share. This amount is included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds did not have any redemption fees for the six months ended September 30, 2011.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
Fixed Income	Daily	Monthly
Global Fixed Income	Annually	Annually
High Yield Fixed Income	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$1,968	$(1,968)
Fixed Income	657	(657)
Global Fixed Income	1,324	(1,324)
Short-Intermediate U.S. Government	1,029	(1,029)
U.S. Government	(80)	80

FIXED INCOME FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010 through the fiscal year end, the following Funds incurred net capital losses for which each Fund intends to treat as occurring in the following fiscal year (in thousands):

Fixed Income	$11,615
Short-Intermediate U.S. Government	5,574
U.S. Government	1,153

At March 31, 2011 the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows (in thousands):

Fund	MARCH 31, 2017	MARCH 31, 2018
High Yield Fixed Income	$136,065	$31,249

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At March 31, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows (in thousands):

Fund	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN (LOSSES)
Bond Index	$ —	$1,175	$2,312	$60,248
Fixed Income	—	44	—	22,085
Global Fixed Income	—	—	200	615
High Yield Fixed Income	—	5,637	—	191,433
Short-Intermediate U.S. Government	—	72	—	(680)
Tax-Advantaged Ultra-Short Fixed Income	91	189	550	341
Ultra-Short Fixed Income	—	134	258	1,271
U.S. Government	—	221	—	134

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$73,572	$2,640
Fixed Income	—	60,199	4,261
Global Fixed Income	—	1,689	947
High Yield Fixed Income	—	267,987	—
Short-Intermediate U.S. Government	—	28,271	239
Tax-Advantaged Ultra-Short Fixed Income	3,010	2,533	98
Ultra-Short Fixed Income	—	3,161	—
U.S. Government	—	4,546	74

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$58,542	$ —
Fixed Income	—	36,790	—
Global Fixed Income	—	1,618	505
High Yield Fixed Income	—	205,317	—
Short-Intermediate U.S. Government	—	27,180	1,172
Tax-Advantaged Ultra-Short Fixed Income	—	1,031	—
Ultra-Short Fixed Income	—	715	—
U.S. Government	—	7,428	148

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and in some cases, personal and account maintenance services for their customers who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These expenses are included in the Statements of Operations under shareholder servicing fees for the six months ended September 30, 2011.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the Global Fixed Income Fund’s borrowings was $1,644,000 and the weighted average interest rate on these borrowings was 1.44 percent for the six months ended September 30, 2011.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2011, the investment advisers have contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL
Fund	ANNUAL RATE	EXPENSE LIMITATION
Bond Index	0.15%	0.25%

	CONTRACTUAL ANNUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATION
Fixed Income	0.70%	0.66%	0.63%	0.90%
Global Fixed Income	0.85%	0.80%	0.77%	1.15%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.90%
Short-Intermediate U.S. Government	0.70%	0.66%	0.63%	0.90%
Tax-Advantaged Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
U.S. Government	0.70%	0.66%	0.63%	0.90%

FIXED INCOME FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds, effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the tables above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Bond Index	0.15%	*
Fixed Income	0.45%	*
Global Fixed Income	0.80%
High Yield Fixed Income	0.80%	*
Short-Intermediate U.S. Government	0.40%	*
Tax-Advantage Ultra-Short Fixed Income	0.25%
Ultra-Short Fixed Income	0.25%
U.S. Government	0.40%	*

*	Excludes acquired fund fees or management breakpoints.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administrative fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the Government Portfolio or the Tax Exempt Portfolio (the “Portfolios”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio, the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the Government Portfolio, and the Tax-Advantaged Ultra Short Fixed Income Fund currently invests uninvested cash in the Tax Exempt Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Diversified Assets Portfolio, Government Portfolio or the Tax Exempt Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser in each Fund’s Statement of Operations. The

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NOTES TO THE FINANCIAL STATEMENTS continued

exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$1,297,816	$ 47,784	$1,247,096	$ 27,521
Fixed Income	2,823,764	193,929	2,776,272	147,970
Global Fixed Income	2,685	6,468	3,114	11,845
High Yield Fixed Income	—	2,012,457	—	1,475,996
Short-Intermediate U.S. Government	5,202,954	—	5,635,071	—
Tax-Advantaged Ultra-Short Fixed Income	—	343,520	—	92,223
Ultra-Short Fixed Income	7,000	79,715	3,202	44,311
U.S. Government	370,208	—	379,540	—

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond Index	$139,480	$(3,002)	$136,478	$2,147,035
Fixed Income	38,487	(13,036)	25,451	1,553,017
Global Fixed Income	2,770	(246)	2,524	27,298
High Yield Fixed Income	36,072	(274,470)	(238,398)	4,435,247
Short-Intermediate U.S. Government	3,571	(1,123)	2,448	741,612
Tax-Advantaged Ultra Short Fixed Income	2,638	(4,661)	(2,023)	1,018,381
Ultra-Short Fixed Income	1,505	(2,267)	(762)	411,484
U.S. Government	426	(132)	294	86,768

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	27,260	$293,520	552	$5,922	(26,160)	$(281,489)	1,652	$17,953
Fixed Income	34,184	355,753	173	1,784	(14,398)	(149,349)	19,959	208,188
Global Fixed Income	134	1,579	—	—	(697)	(8,089)	(563)	(6,510)
High Yield Fixed Income	132,689	953,383	2,199	16,030	(55,692)	(407,363)	79,196	562,050
Short-Intermediate U.S. Government	14,624	152,302	6	62	(59,183)	(623,321)	(44,553)	(470,957)
Tax-Advantage Ultra-Short Fixed Income	50,209	508,819	72	725	(19,872)	(201,338)	30,409	308,206
Ultra-Short Fixed Income	18,064	183,696	71	723	(13,817)	(140,327)	4,318	44,092
U.S. Government	327	3,292	11	112	(1,091)	(10,852)	(753)	(7,448)

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FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	69,435	$736,875	2,125	$22,446	(59,691)	$(633,887)	11,869	$125,434
Fixed Income	29,232	303,198	2,910	29,486	(27,819)	(288,333)	4,323	44,351
Global Fixed Income	515	5,971	137	1,496	(2,480)	(28,817)	(1,828)	(21,350)
High Yield Fixed Income	201,427	1,452,239	4,332	31,210	(70,526)	(507,528)	135,233	975,921
Short-Intermediate U.S. Government	50,160	527,428	1,941	20,015	(26,562)	(278,333)	25,539	269,111
Tax-Advantaged Ultra-Short Fixed Income	62,111	628,724	121	1,223	(25,921)	(262,325)	36,311	367,622
Ultra-Short Fixed Income	38,122	386,454	87	879	(18,729)	(189,986)	19,480	197,347
U.S. Government	1,665	16,771	360	3,545	(4,259)	(43,289)	(2,234)	(22,973)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2011:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Global Fixed Income	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$106		Unrealized loss on forward foreign currency exchange contracts	$168
U.S Government	Interest Rate Contracts	Net Assets - Unrealized appreciation	8	*	Net unrealized depreciation	—	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2011:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Global Fixed Income	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(75)
Short-Intermediate U.S. Government	Equity Contracts	Net realized gains (losses) on futures contracts	(385)
Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Global Fixed Income	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$14
U.S. Government	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	8

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NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2011*:

	FOREIGN EXCHANGE CONTRACTS***		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Global Fixed Income	63	$603	—	$ —
U.S. Government	—	—	1	5,456

*	Activity during the period is measured by number of trades during the year and average notional amount for foreign exchange and futures equity contracts.

**	Amounts in thousands.

***	Foreign exchange contracts are defined as having a settlement period greater than two business days.

10. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

11. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, the Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded, that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 114), if any, in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 117), which may result in different expense ratios from the financial highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.25%	$1,000.00	$1,062.10	$1.29
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.90%	$1,000.00	$1,046.60	$4.62
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

GLOBAL FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	1.15%	$1,000.00	$1,063.00	$5.95
Hypothetical**	1.15%	$1,000.00	$1,019.30	$5.82

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.86%	$1,000.00	$942.70	$4.19
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.90%	$1,000.00	$1,025.50	$4.57
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FUND EXPENSES continued	SEPTEMBER 30, 2011 (UNAUDITED)

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.25%	$1,000.00	$1,003.30	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.25%	$1,000.00	$1,001.60	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	*EXPENSES PAID 4/1/11 - 9/30/11
Actual	0.90%	$1,000.00	$1,050.70	$4.63
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Funds by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Funds. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ generally more conservative approach to investment management with respect to credit risk and their efforts to refine the Funds’ risk management processes, including the steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business. The Trustees concluded that Northern

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APPROVAL OF ADVISORY AGREEMENT continued

was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. They also noted the potential impact of the relative risk parameters of the different Funds. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into account, among other things, Northern’s generally more risk averse approach than other advisers — a strategy that was generally in line with the Funds’ investor base, which was primarily made up of Northern’s clients. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three-year and five-year performance. For newer Funds and Funds subject to in-depth reviews, the Trustees placed more emphasis on recent (one-year) performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to those Funds, and had resulted in improved performance for certain of those Funds subject to more intense review.

Based on the information received, the investment performance of most of the Funds was generally satisfactory in light of the factors mentioned above. The Trustees considered that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number, of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper objective median, although most of the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by Northern, regulatory and compliance differences, board and committee support and other differences between the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

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SEPTEMBER 30, 2011 (UNAUDITED)

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency and administration services, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

25	CALIFORNIA TAX-EXEMPT FUND

29	HIGH YIELD MUNICIPAL FUND

39	INTERMEDIATE TAX-EXEMPT FUND

51	SHORT-INTERMEDIATE TAX-EXEMPT FUND

72	TAX-EXEMPT FUND

81	ABBREVIATIONS AND OTHER INFORMATION

82	NOTES TO THE FINANCIAL STATEMENTS

89	FUND EXPENSES

91	APPROVAL OF ADVISORY AGREEMENT

94	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$101,393	(1)	$288,047	(2)
Investments, at value	$107,417	(3)	$302,182	(4)
Dividend income receivable	–		–
Interest income receivable	1,109		3,221
Receivable for securities sold	1,989		1,613
Receivable for fund shares sold	20		–
Receivable from investment adviser	3		5
Prepaid and other assets	6		6
Total Assets	110,544		307,027
LIABILITIES:
Payable for securities purchased	–		–
Payable for when-issued securities	3,094		4,001
Payable for fund shares redeemed	15		3
Distributions to shareholders	38		107
Payable to affiliates:
Investment advisory fees	10		27
Administration fees	3		8
Custody and accounting fees	2		3
Shareholder servicing fees	3		1
Transfer agent fees	2		5
Trustee fees	4		4
Accrued other liabilities	26		14
Total Liabilities	3,197		4,173
Net Assets	$107,347		$302,854
ANALYSIS OF NET ASSETS :
Capital stock	$100,930		$288,541
Accumulated undistributed net investment income (loss)	–		–
Accumulated undistributed net realized gain (loss)	393		178
Net unrealized appreciation	6,024		14,135
Net Assets	$107,347		$302,854
Shares Outstanding ($.0001 par value, unlimited authorization)	9,997		28,733
Net Asset Value, Redemption and Offering Price Per Share	$10.74		$10.54

(1)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2,065, $7,415, $330,150, $11,091 and $53,045, respectively.
(2)	Amounts include cost from the California Municipal Money Market Fund of the Northern Funds of $3,022 and $6,478, respectively.
(3)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2,065, $7,415, $330,150, $11,091 and $53,045, respectively.
(4)	Amounts include value from the California Municipal Money Market Fund of the Northern Funds of $3,022 and $6,478, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$113,144	(2)	$638,075	(1)	$1,884,964	(1)	$1,163,852	(1)	$948,469	(1)
$120,303	(4)	$655,852	(3)	$1,942,561	(3)	$1,207,382	(3)	$998,504	(3)
–		–		2		1		1
1,072		11,129		14,938		13,080		10,875
10,644		–		37,888		3,872		11,054
149		–		1,565		541		985
5		11		62		25		21
5		4		11		26		7
132,178		666,996		1,997,027		1,224,927		1,021,447

–		–		18,977		–		25,301
–		–		63,041		5,205		18,546
54		538		625		953		3,564
49		330		458		203		355

12		72		165		107		88
3		16		46		32		24
1		5		8		4		6
7		10		96		–		23
2		11		30		21		16
4		4		10		5		8
29		21		46		44		32
161		1,007		83,502		6,574		47,963
$132,017		$665,989		$1,913,525		$1,218,353		$973,484

$123,429		$704,686		$1,850,624		$1,174,885		$928,069
–		–		76		–		(67)
1,429		(56,474)		5,228		(62)		(4,553)
7,159		17,777		57,597		43,530		50,035
$132,017		$665,989		$1,913,525		$1,218,353		$973,484
11,710		80,002		182,064		114,392		91,060
$11.27		$8.33		$10.51		$10.65		$10.69

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$2,193	$6,044
Dividend income	–	1	(1)
Total Investment Income	2,193	6,045
EXPENSES:
Investment advisory fees	292	839
Administration fees	80	229
Custody fees	11	21
Accounting fees	15	25
Transfer agent fees	53	153
Registration fees	7	5
Printing fees	18	7
Professional fees	9	9
Shareholder servicing fees	6	3
Trustee fees	4	4
Interest expense	–	–
Other	6	6
Total Expenses	501	1,301
Less expenses reimbursed by investment adviser	(105)	(170)
Net Expenses	396	1,131
Net Investment Income	1,797	4,914
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	821	2,015
Net change in unrealized appreciation on:
Investments	5,762	12,894
Net Gains	6,583	14,909
Net Increase in Net Assets Resulting from Operations	$8,380	$19,823

(1)	Amounts include dividend income from the California Municipal Money Market Fund of the Northern Funds of $1 and $1, respectively.
(2)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $3, $27, $17 and $6, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$2,617		$21,761		$28,596		$14,026		$20,899
1	(1)	3	(2)	27	(2)	17	(2)	6	(2)
2,618		21,764		28,623		14,043		20,905

335		2,667		4,772		3,516		2,615
91		615		1,312		1,055		713
13		48		96		77		56
16		51		97		80		58
61		410		874		703		476
5		13		15		16		15
25		9		22		18		15
9		9		28		28		19
34		20		314		8		88
4		4		12		12		8
–		6		–		–		–
6		6		16		16		11
599		3,858		7,558		5,529		4,074
(155)		(397)		(1,364)		(839)		(587)
444		3,461		6,194		4,690		3,487
2,174		18,303		22,429		9,353		17,418

3,168		2,725		18,251		234		9,517

7,088		52,982		75,819		23,530		58,618
10,256		55,707		94,070		23,764		68,135
$12,430		$74,010		$116,499		$33,117		$85,553

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income	$1,797	$3,802	$4,914	$8,888
Net realized gains (losses)	821	43	2,015	365
Net change in unrealized appreciation (depreciation)	5,762	(3,003)	12,894	(3,537)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,380	842	19,823	5,716
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(554)	2,528	(2,870)	29,431
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(554)	2,528	(2,870)	29,431
DISTRIBUTIONS PAID:
From net investment income	(1,797)	(3,802)	(4,914)	(8,888)
From net realized gains	–	(309)	–	(1,228)
Total Distributions Paid	(1,797)	(4,111)	(4,914)	(10,116)
Total Increase (Decrease) in Net Assets	6,029	(741)	12,039	25,031
NET ASSETS :
Beginning of period	101,318	102,059	290,815	265,784
End of period	$107,347	$101,318	$302,854	$290,815
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$–	$–

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2011

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$2,174	$5,658	$18,303	$37,394	$22,429	$48,674	$9,353	$17,996	$17,418	$39,400
3,168	551	2,725	(14,455)	18,251	7,131	234	(296)	9,517	190
7,088	(4,106)	52,982	(25,927)	75,819	(42,771)	23,530	(1,947)	58,618	(44,594)
12,430	2,103	74,010	(2,988)	116,499	13,034	33,117	15,753	85,553	(5,004)

7,372	(36,023)	(216,136)	67,021	127,842	111,369	(218,981)	96,750	(27,471)	(73,564)
7,372	(36,023)	(216,136)	67,021	127,842	111,369	(218,981)	96,750	(27,471)	(73,564)

(2,174)	(5,658)	(18,303)	(37,394)	(22,430)	(48,673)	(9,353)	(17,996)	(17,418)	(39,400)
–	(2,255)	–	–	–	(30,221)	–	(267)	–	(18,999)
(2,174)	(7,913)	(18,303)	(37,394)	(22,430)	(78,894)	(9,353)	(18,263)	(17,418)	(58,399)
17,628	(41,833)	(160,429)	26,639	221,911	45,509	(195,217)	94,240	40,664	(136,967)

114,389	156,222	826,418	799,779	1,691,614	1,646,105	1,413,570	1,319,330	932,820	1,069,787
$132,017	$114,389	$665,989	$826,418	$1,913,525	$1,691,614	$1,218,353	$1,413,570	$973,484	$932,820
$–	$–	$–	$–	$76	$77	$–	$–	$(67)	$(67)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.08		$10.34		$9.92	$10.01	$10.28	$10.29
INCOME ( LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.36		0.38	0.40	0.40	0.41
Net realized and unrealized gains (losses)	0.66		(0.23)		0.42	(0.09)	(0.22)	0.04
Total from Investment Operations	0.84		0.13		0.80	0.31	0.18	0.45
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.36)		(0.38)	(0.40)	(0.40)	(0.41)
From net realized gains	–		(0.03)		–	–	(0.05)	(0.05)
Total Distributions Paid	(0.18)		(0.39)		(0.38)	(0.40)	(0.45)	(0.46)
Net Asset Value, End of Period	$10.74		$10.08		$10.34	$9.92	$10.01	$10.28
Total Return(1)	8.36%		1.23%		8.11%	3.17%	1.75%	4.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$107,347		$101,318		$102,059	$84,461	$70,089	$53,236
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.74	%(3)	0.74	%(3)	0.75%	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.94%		0.94%		0.93%	0.95%	0.99%	1.01%
Net investment income, net of reimbursements and credits	3.39	%(3)	3.49	%(3)	3.66%	4.03%	3.93%	4.00%
Net investment income, before reimbursements and credits	3.19%		3.29%		3.48%	3.83%	3.69%	3.74%
Portfolio Turnover Rate	26.80%		48.37%		31.71%	47.59%	62.06%	67.02%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $7,000, which represents 0.00 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.04		$10.15		$9.79	$9.94	$10.19		$10.15
INCOME ( LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.32		0.32	0.33	0.36		0.38
Net realized and unrealized gains (losses)	0.50		(0.07)		0.36	(0.15)	(0.25)		0.05
Total from Investment Operations	0.67		0.25		0.68	0.18	0.11		0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.32)		(0.32)	(0.33)	(0.36)		(0.38)
From net realized gains	–		(0.04)		–	–	–	(1)	(0.01)
Total Distributions Paid	(0.17)		(0.36)		(0.32)	(0.33)	(0.36)		(0.39)
Net Asset Value, End of Period	$10.54		$10.04		$10.15	$9.79	$9.94		$10.19
Total Return(2)	6.79%		2.36%		7.01%	1.88%	1.18%		4.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$302,854		$290,815		$265,784	$187,964	$141,270		$112,685
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.74	%(4)	0.74	%(4)(5)	0.75%	0.75%	0.75	%(6)	0.75%
Expenses, before reimbursements and credits	0.85%		0.86%		0.86%	0.88%	0.90%		0.93%
Net investment income, net of reimbursements and credits	3.22	%(4)	3.11	%(4)	3.17%	3.39%	3.62%		3.72%
Net investment income, before reimbursements and credits	3.11%		2.99%		3.06%	3.26%	3.47%		3.54%
Portfolio Turnover Rate	31.00%		54.12%		33.12%	30.72%	64.84%		41.71%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000 and $16,000, which represents 0.00 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011.
(6)	The net expense ratio includes custodian credits of approximately $7,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2008. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$10.35		$10.80		$10.19	$10.51	$10.92	$10.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.43		0.43	0.43	0.43	0.46
Net realized and unrealized gains (losses)	0.92		(0.27)		0.61	(0.32)	(0.35)	0.03
Total from Investment Operations	1.12		0.16		1.04	0.11	0.08	0.49
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.43)		(0.43)	(0.43)	(0.43)	(0.46)
From net realized gains	–		(0.18)		– (1)	–	(0.06)	(0.04)
Total Distributions Paid	(0.20)		(0.61)		(0.43)	(0.43)	(0.49)	(0.50)
Net Asset Value, End of Period	$11.27		$10.35		$10.80	$10.19	$10.51	$10.92
Total Return(2)	10.84%		1.44%		10.38%	1.07%	0.74%	4.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,017		$114,389		$156,222	$135,296	$131,867	$111,482
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.73	%(4)	0.74	%(4)(5)	0.75%	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.98%		0.97%		0.93%	0.90%	0.90%	0.92%
Net investment income, net of reimbursements and credits	3.57	%(4)	3.94	%(4)	4.06%	4.16%	4.01%	4.14%
Net investment income, before reimbursements and credits	3.32%		3.71%		3.88%	4.01%	3.86%	3.97%
Portfolio Turnover Rate	104.40%		144.16%		91.62%	53.88%	48.69%	48.72%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000 and $8,000, which represents 0.01 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$7.77		$8.10		$7.23	$8.89	$9.89	$9.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.35		0.34	0.42	0.42	0.42
Net realized and unrealized gains (losses)	0.56		(0.33)		0.87	(1.66)	(1.00)	0.20
Total from Investment Operations	0.74		0.02		1.21	(1.24)	(0.58)	0.62
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.35)		(0.34)	(0.42)	(0.42)	(0.42)
Total Distributions Paid	(0.18)		(0.35)		(0.34)	(0.42)	(0.42)	(0.42)
Net Asset Value, End of Period	$8.33		$7.77		$8.10	$7.23	$8.89	$9.89
Total Return(1)	9.49%		0.10%		16.90%	(14.29)%	(5.95)%	6.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$665,989		$826,418		$799,779	$330,393	$378,832	$321,791
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.84	%(3)	0.84	%(3)	0.85%	0.85%	0.85%	0.85%
Expenses, before reimbursements and credits	0.94%		0.94%		0.95%	0.96%	0.97%	0.98%
Net investment income, net of reimbursements and credits	4.47	%(3)	4.25	%(3)	4.24%	5.12%	4.53%	4.29%
Net investment income, before reimbursements and credits	4.37%		4.15%		4.14%	5.01%	4.41%	4.16%
Portfolio Turnover Rate	6.34%		25.00%		12.45%	33.97%	25.81%	13.20%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $32,000 and $102,000, which represents 0.00 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$9.95		$10.30		$10.01	$10.05	$10.16	$10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.28		0.31	0.35	0.36	0.37
Net realized and unrealized gains (losses)	0.57		(0.18)		0.37	(0.04)	(0.09)	0.07
Total from Investment Operations	0.70		0.10		0.68	0.31	0.27	0.44
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.28)		(0.31)	(0.35)	(0.36)	(0.37)
From net realized gains	–		(0.17)		(0.08)	–	(0.02)	(0.09)
Total Distributions Paid	(0.14)		(0.45)		(0.39)	(0.35)	(0.38)	(0.46)
Net Asset Value, End of Period	$10.51		$9.95		$10.30	$10.01	$10.05	$10.16
Total Return(1)	6.99%		0.98%		6.94%	3.02%	2.75%	4.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,913,525		$1,691,614		$1,646,105	$1,200,669	$752,080	$639,954
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.71	%(3)	0.72	%(3)	0.75%	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.86%		0.86%		0.86%	0.84%	0.85%	0.85%
Net investment income, net of reimbursements and credits	2.56	%(3)	2.70	%(3)	2.98%	3.49%	3.58%	3.60%
Net investment income, before reimbursements and credits	2.41%		2.56%		2.87%	3.40%	3.48%	3.50%
Portfolio Turnover Rate	81.23%		105.88%		111.53%	135.72%	266.10%	281.30%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $327,000 and $522,000, which represents 0.02 and 0.03 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$10.48		$10.49		$10.33	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.14		0.18	0.27	0.19
Net realized and unrealized gains (losses)	0.17		(0.01)		0.16	0.16	0.17
Total from Investment Operations	0.24		0.13		0.34	0.43	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.14)		(0.18)	(0.27)	(0.19)
From net realized gains	–		–	(2)	– (2)	–	–
Total Distributions Paid	(0.07)		(0.14)		(0.18)	(0.27)	(0.19)
Net Asset Value, End of Period	$10.65		$10.48		$10.49	$10.33	$10.17
Total Return(3)	2.30%		1.21%		3.29%	4.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,218,353		$1,413,570		$1,319,330	$736,270	$173,186
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.67	%(5)	0.66	%(5)	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.79%		0.79%		0.79%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.36	%(5)	1.28	%(5)	1.63%	2.63%	3.07%
Net investment income, before reimbursements and credits	1.24%		1.15%		1.54%	2.53%	2.88%
Portfolio Turnover Rate	9.31%		17.72%		10.07%	25.93%	10.58%

(1)	Commenced investment operations on August 22, 2007.
(2)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $233,000 and $547,000, which represents 0.02 and 0.04 percent of average net assets for the periods ended September 30, 2011 and March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 UNAUDITED		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$9.95		$10.55		$10.03	$10.16	$10.45	$10.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.39		0.40	0.40	0.40	0.42
Net realized and unrealized gains (losses)	0.74		(0.41)		0.53	(0.13)	(0.26)	0.08
Total from Investment Operations	0.93		(0.02)		0.93	0.27	0.14	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.39)		(0.40)	(0.40)	(0.40)	(0.42)
From net realized gains	–		(0.19)		(0.01)	–	(0.03)	(0.10)
Total Distributions Paid	(0.19)		(0.58)		(0.41)	(0.40)	(0.43)	(0.52)
Net Asset Value, End of Period	$10.69		$9.95		$10.55	$10.03	$10.16	$10.45
Total Return(1)	9.42%		(0.26)%		9.38%	2.73%	1.35%	4.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$973,484		$932,820		$1,069,787	$891,908	$708,359	$580,587
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.73	%(3)	0.74	%(3)	0.75%	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.86%		0.86%		0.85%	0.85%	0.85%	0.86%
Net investment income, net of reimbursements and credits	3.69	%(3)	3.70	%(3)	3.83%	4.00%	3.87%	3.97%
Net investment income, before reimbursements and credits	3.56%		3.58%		3.73%	3.90%	3.77%	3.86%
Portfolio Turnover Rate	87.74%		116.83%		122.57%	166.83%	278.36%	260.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $80,000 and $115,000, which represents 0.00 and 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2%

Arizona – 95.1%

Arizona State Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$582

Arizona State School Facilities Board COP, 5.25%, 9/1/23	2,000	2,132

Arizona State School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured), 5.00%, 7/1/18	1,500	1,597

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,083

Arizona State University COP, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,040

Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,497

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,053

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,523

Coconino County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/18	650	764

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,100

Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,112

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,175

Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured), 5.00%, 7/1/28	2,000	2,081

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,097

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	2,000	2,131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2% – continued

Arizona – 95.1% continued

Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligation (AGM Insured), 5.25%, 7/1/31	$1,000	$1,066

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,039

5.25%, 8/1/31	1,005	1,028

Greater Development Authority Infrastructure Revenue Bonds, Series A, 4.13%, 8/1/19	630	669

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,171

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 3.00%, 7/1/22	2,000	2,012

Maricopa County Community College District G.O. Unlimited Bonds, Series D, Project of 2004, 3.00%, 7/1/22	1,750	1,763

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,310

Maricopa County Elementary School District No. 79 Litchfield Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AGM Insured), 4.38%, 7/1/17	1,120	1,265

Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,084

Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	769

Maricopa County High School District No. 210-Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	268

5.25%, 7/1/20	1,000	1,188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2% – continued

Arizona – 95.1% – continued

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	$1,000	$1,119

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,075

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,118

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	197

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured), 5.25%, 7/1/15	1,000	1,108

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	531

Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	178

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,125

Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	3,015	3,562

5.00%, 7/1/19	1,510	1,784

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,180

5.00%, 7/1/23	1,000	1,119

Northern University COP, University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	408

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2% – continued

Arizona – 95.1% – continued

Northern University System Revenue Refunding Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 6/1/15	$435	$490

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/15	650	730

3.00%, 7/1/18	475	488

3.50%, 7/1/20	500	514

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B, Senior Lien (AMT), 5.25%, 7/1/16	1,000	1,126

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,077

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	2,033

5.50%, 7/1/21	1,080	1,288

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured), 5.50%, 7/1/17	3,500	3,624

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	1,000	1,171

5.00%, 7/1/39	530	573

Phoenix G.O. Unlimited Bonds, 4.50%, 7/1/21	2,000	2,151

Phoenix Variable G.O. Unlimited Bonds, Unrefunded Balance, 5.38%, 7/1/20	580	598

Phoenix Various Purpose G.O. Unlimited Bonds, Series B, Prerefunded, 5.38%, 7/1/12	420	436

Pima County Regional Transportation Excise TRB, Regional Transportation Fund, 5.00%, 6/1/26	2,250	2,496

Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,512

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,079

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2% – continued

Arizona – 95.1% – continued

Pima County Streets & Highway Revenue Bonds, 4.00%, 7/1/23	$500	$521

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,176

Prescott Valley Municipal Property Corp. Municipal Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,020

Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,142

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Salt River Project, 5.00%, 1/1/37	1,000	1,046

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/25 (1)	2,670	3,102

Scottsdale Municipal Property Corp. Excise Refunding TRB, 5.00%, 7/1/30	2,675	3,094

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	910

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,177

Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,075

5.00%, 7/1/29	1,000	1,056

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,066

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,722

Tucson Water System Revenue Bonds, Series A, 4.40%, 7/1/24	1,025	1,059

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,081

5.00%, 7/1/28	1,945	2,044

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.2% – continued

Arizona – 95.1% – continued
Yuma Municipal Property Corp. Revenue Bonds, Series D, Municipal Facilities (XLCA Insured), 5.00%, 7/1/17	$1,100	$1,240
		102,020

Puerto Rico – 3.1%

Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,584
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,748
		3,332
Total Municipal Bonds
(Cost $99,328)		105,352

	NUMBER OF SHARES	VALUE (000s)

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds –Tax-Exempt Portfolio (2)(3)	2,064,966	$2,065
Total Investment Companies
(Cost $2,065)		2,065

Total Investments —100.1%
(Cost $101,393)		107,417
Liabilities less Other Assets — (0.1)%		(70)
NET ASSETS – 100.0%		$107,347

(1)	When-Issued Security.
(2)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,053,000 with net purchases of approximately $1,012,000 during the six months ended September 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.5%
General	22.2
General Obligation	11.1
School District	14.9
Utilities	10.3
Water	17.6
All other sectors less than 5%	15.4

Total	100.0%

At September 30, 2011, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	18.9%
AA	63.5
A	11.1
BBB	3.1
Not Rated	1.5
Cash and Equivalents	1.9

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$105,352(1)	$–	$105,352
Investment Companies	2,065	–	–	2,065

Total Investments	$2,065	$105,352	$–	$107,417

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8%

California – 97.6%

Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$3,500	$3,565

5.00%, 8/1/17	2,630	2,792

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,592

California State Department of Water Resources Supply Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 5/1/12	1,000	1,041

California State Department of Water Resources Supply Revenue Bonds, Series A, Unrefunded Balance (AMBAC Insured), Prerefunded, 5.50%, 5/1/12	500	520

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,958

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,903

California State Educational Facilities Authority Revenue Bonds, Series Q, Stanford University, 5.25%, 12/1/32	2,500	2,533

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,767

5.00%, 9/1/21	7,000	8,059

California State G.O. Unlimited Bonds, 5.00%, 2/1/24	2,000	2,115

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), 5.38%, 6/1/26	2,255	2,271

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85

California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.50%, 10/1/17	1,100	1,314

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	$1,000	$1,080

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	5,000	6,002

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,001

California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga, 5.25%, 6/1/13	4,835	5,121

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,002

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,250	1,300

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,555

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,120

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,394

California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,229

California State Various Purpose G.O. Unlimited Bonds, 5.50%, 4/1/19	1,000	1,187

5.00%, 9/1/20	1,990	2,295

4.75%, 6/1/22	2,500	2,663

5.00%, 8/1/35	3,225	3,269

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

California Statewide Communities Development Authority COP, John Muir/Mount Diablo Health System (NATL-RE Insured), 5.50%, 8/15/12	$895	$923

California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,820

Carlsbad Unified School District G.O. Unlimited Capital Appreciation Bonds, 6.10%, 5/1/19(1)	1,250	926

Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,181

Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	950

Eastern Municipal District Water & Sewer COP, Series H, 5.00%, 7/1/33	2,000	2,088

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,215	1,339

6.25%, 8/1/29	3,500	3,726

Escondido Revenue COP (AMBAC Insured), 4.00%, 9/1/17	500	538

Foothill/Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 4.92%, 1/1/20(1)	2,150	1,807

Fremont Union High School District Santa Clary County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	1,500	1,642

Gilroy Unified School District G.O. Unlimited BANS, Escrowed to Maturity, 5.00%, 4/1/13	285	305

Gilroy Unified School District G.O. Unlimited BANS, Unrefunded Balance, 5.00%, 4/1/13	1,715	1,825

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	$3,000	$3,001

Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,690

Kern Community College District Refunding COP, 4.00%, 4/1/14	4,000	4,150

Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds, 5.00%, 8/1/19(2)	1,460	1,692

Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.00%, 8/1/19	2,000	2,241

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,471

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/21	1,440	1,720

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B, 5.00%, 7/1/17	1,215	1,446

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,030

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 9/1/21	5,000	5,471

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,716

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	589

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,549

Marin County COP, 3.00%, 8/1/21	1,595	1,606

4.00%, 8/1/23	1,140	1,197

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

Metropolitan Water District of Southern California Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	$2,000	$2,185

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,090

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,339

4.00%, 7/1/20	885	954

4.00%, 7/1/21	750	804

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,115

Mojave Water Agency COP, Series A, 5.00%, 6/1/20	355	406

5.00%, 6/1/23	665	732

Northern California Power Agency Capital Facilities Revenue Refunding Bonds, Series A, 5.25%, 8/1/24	1,500	1,655

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,772

Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,094

Pasadena Refunding COP, Series C, 4.75%, 2/1/38	2,000	2,053

Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,899

5.00%, 11/1/19	2,275	2,644

Poway Unified School District Improvement G.O. Unlimited Bonds, Series A, Election 2008, District No. 2007-1, 6.83%, 8/1/20 (1)	3,280	2,216

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	159

5.00%, 7/1/29	1,000	1,054

Rescue Union School District COP (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,992

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	$455	$494

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,578

Sacramento County Airport System Senior Revenue Bonds, Series B, 5.00%, 7/1/18	200	227

Sacramento County COP, Animal Care/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,490	1,525

Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,163

5.00%, 8/15/25	2,000	2,169

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20 (2)	1,950	2,282

San Diego Public Facilities Financing Authority Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,631

San Diego Public Facilities Financing Authority Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	5,847

San Diego Public Facilities Financing Authority Revenue Refunding Bonds, Series A, Master Project, 3.25%, 3/1/16	2,195	2,283

4.00%, 3/1/19	1,150	1,197

4.25%, 3/1/20	1,130	1,184

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, 4.00%, 2/1/19	3,615	3,923

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,777

San Francisco City & County Airport Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,053

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

San Francisco City & County COP, Series A, Multiple Capital Improvement Projects, 5.00%, 4/1/15	$2,740	$3,032

San Francisco City & County Public Utilities Commission Revenue Bonds, Sub Series A, 5.00%, 11/1/20	2,000	2,397

San Francisco City & County Public Utilities Commission Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/1/25	1,335	1,388

San Francisco City & County Public Utilities Commission Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	4,000	4,205

San Francisco City & County Public Utilities Commission Revenue Bonds, Series A, (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	1,415	1,472

San Francisco City & County Public Utilities Commission Revenue Bonds, Sub Series A, 5.00%, 11/1/26	5,000	5,660

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election 2006, 5.00%, 6/15/22	2,615	3,080

San Francisco State Building Authority Revenue Refunding Bonds, Series A, California State & San Francisco Civic Center (NATL-RE FGIC Insured), 5.00%, 12/1/15	2,000	2,238

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/18	180	186

San Joaquin County Transportation Authority TRB, Series A, Limited Tax Measure K, 5.75%, 3/1/28	2,000	2,294

San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity, 5.99%, 1/1/23 (1)	5,000	3,636

San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/15	3,070	3,185

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured), 4.25%, 8/1/15	$5,000	$5,022

San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured), 5.00%, 9/1/21	1,000	1,035

San Mateo County Transit District Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,968

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	2,000	2,154

Santa Clara Unified School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), 4.38%, 7/1/30	3,385	3,391

Santa Clara Unified School District G.O. Unlimited Bonds, Election 2010, 4.50%, 7/1/32	2,000	2,022

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election 2004, 5.00%, 7/1/29	1,500	1,616

5.00%, 7/1/30	4,040	4,326

5.00%, 7/1/34	1,000	1,054

Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,364

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008, 6.00%, 7/1/43	2,000	2,296

Sequoia Union High School District G.O. Unlimited Refunding Bonds, 3.00%, 7/1/19	1,000	1,072

South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,421

5.25%, 8/15/18	2,500	2,663

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 7.86%, 7/1/14 (1)	$1,000	$945

Southern California Public Power Authority Revenue Bonds, 6.75%, 7/1/12	1,700	1,776

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,597

5.25%, 7/1/26	2,000	2,261

Southern California Public Power Authority Revenue Bonds, Series 1, Milford Wind Corridor Project, 5.00%, 7/1/24	1,240	1,376

Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	1,887

Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy Project, 5.00%, 7/1/30	2,025	2,152

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,656

University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured), 4.75%, 5/15/26	1,580	1,609

University of California Revenue Bonds, Series C (NATL-RE Insured), 4.75%, 5/15/31	1,250	1,269

University of California Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 4.75%, 5/15/13	2,850	3,081

4.75%, 5/15/13	5,000	5,406

University of California Revenue Bonds, Series E, Limited Project, 4.00%, 5/15/18	3,165	3,581

University of California Revenue Bonds, Series F (AGM Insured), 4.75%, 5/15/24	200	212

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,125	2,281

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.8% – continued

California – 97.6% – continued

Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 6.76%, 8/1/17 (1)	$1,615	$1,326

7.34%, 8/1/18 (1)	1,635	1,268

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	1,000	1,097

West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 4.56%, 8/1/16 (1)	1,115	988
Western Riverside County Wastewater Finance Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,756
		295,569

Puerto Rico – 1.2%

Puerto Rico Commonwealth Highway & Transportation Authority Subordinate Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,585
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	2,006
		3,591
Total Municipal Bonds
(Cost $285,025)		299,160

	NUMBER OF SHARES	VALUE (000s)

INVES TMENT COMPANIES – 1.0%

Northern Funds – California Municipal Money Market Fund (3)(4)	3,022,462	$3,022
Total Investment Companies
(Cost $3,022)		3,022

Total Investments – 99.8%
(Cost $288,047)		302,182
Other Assets less Liabilities – 0.2%		672
NET ASSETS – 100.0%		$302,854

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.
(4)	At March 31, 2011, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $15,191,000 with net sales of approximately $12,169,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.1%
General	17.4
General Obligation	15.4
Higher Education	8.2
Power	12.0
School District	14.0
Water	8.9
All other sectors less than 5%	16.0

Total	100.0%

At September 30, 2011, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	5.8%
AA	61.3
A	24.4
BBB	4.5
Not rated	0.1
Cash and Equivalents	1.9
SP1/MIG1	2.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$299,160(1)	$–	$299,160
Investment Companies	3,022	–	–	3,022

Total Investments	$3,022	$299,160	$–	$302,182

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2%

California – 86.2%

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	$1,000	$1,082

Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	2,500	2,654

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	3,906

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,592

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	250

California Infrastructure & Economic Development Bank Revenue Bonds, USC-SOTO Office Building Project, 4.00%, 12/1/28	640	639

4.13%, 12/1/29	990	991

California Infrastructure & Economic Development Bank Revenue Bonds Series A, Broad Museum Project, 5.00%, 6/1/21	5,000	6,002

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/21	2,990	3,442

5.25%, 9/1/24	10,000	11,160

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.13%, 6/1/24	25	25

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,546

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	980	983

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 86.2% – continued

California State University Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded, 5.50%, 10/1/12	$500	$526

5.50%, 10/1/12	500	526

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 8/1/33	1,100	1,116

5.00%, 8/1/35	1,000	1,014

Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	882

Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	535

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,597

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	3,831

Golden State Tobacco Securitization Corp. Enhanced Asset Backed Tobacco Settlement Revenue Bonds, Series A, (AMBAC Insured), 5.00%, 6/1/21	2,000	2,001

Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), 5.00%, 8/1/27	750	793

Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured), 6.00%, 1/1/12	200	202

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/21	3,000	3,584

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	30	36

Marin County COP, 4.25%, 8/1/34	1,575	1,513

Midpeninsula Regional Open Space District Financing Authority Revenue Bonds, 5.25%, 9/1/34	600	627

5.50%, 9/1/41	2,500	2,651

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 86.2% – continued

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	$1,500	$1,633

6.00%, 10/1/39	2,000	2,168

Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), 5.00%, 9/1/27	1,000	983

New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.75%, 8/1/20	320	332

Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005, 1.96%, 8/1/33 (1)	10,000	2,931

Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured), 1.63%, 8/1/38 (1)	5,000	3,685

Pasadena Refunding COP, Series C, 4.75%, 2/1/38	1,700	1,745

Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured), 5.50%, 8/1/27	1,500	1,613

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, 2009 Election, 5.50%, 8/1/30	1,605	1,764

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	923

San Diego County Water Authority COP, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,095

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,623

San Francisco City & County Airport Commission Revenue Bonds, Second Series Issue 15B (NATL-RE Insured), 4.50%, 5/1/28	1,520	1,520

San Francisco City & County Public Utilities Commission Revenue Bonds, Subseries A, 5.00%, 11/1/26	3,250	3,679

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 86.2% – continued

San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	$2,675	$2,741

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/19	200	207

5.38%, 8/1/20	225	233

San Joaquin County Transportation Authority Measure K Sales Limited TRB, Series A, 5.25%, 3/1/31	1,275	1,386

San Mateo County Transit District Refunding TRB, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,048

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,337

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election 2004, 5.00%, 7/1/31	3,990	4,243

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	38

Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008, 6.00%, 7/1/43	2,025	2,325

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/26	3,740	4,227

Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,865

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	507

Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election, 5.25%, 8/1/27	2,500	2,684

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,459

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 86.2% – continued

Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/16	$100	$104

5.38%, 8/1/17	190	197

Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 7.20%, 2/1/16	655	689
Western Riverside County Trust Water and Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,135
		113,825
Total Municipal Bonds
(Cost $106,666)		113,825

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.9%
Northern Funds – California Municipal Money Market Fund (2)(3)	6,477,643	$6,478
Total Investment Companies
(Cost $6,478)		6,478

Total Investments – 91.1%
(Cost $113,144)		120,303
Other Assets less Liabilities – 8.9%		11,714
NET ASSETS – 100.0%		$132,017

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	At March 31, 2011, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $7,587,000 with the net sales of approximately $1,109,000 during the six months ended September 30, 2011.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	5.3%
Facilities	6.7
General	13.9
General Obligation	25.6
Power	7.4
School District	21.0
Utilities	5.0
Water	8.1
All other sectors less than 5%	7.0

Total	100.0%

At September 30, 2011, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	0.8%
AA	61.6
A	30.4
BBB	1.7
Not rated	0.1
Cash and Equivalents	5.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$113,825(1)	$–	$113,825
Investment Companies	6,478	–	–	6,478

Total Investments	$6,478	$113,825	$–	$120,303

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4%

Alabama – 1.7%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$6,845	$7,305

Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded, 6.13%, 12/1/13	1,000	1,119

Courtland Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds, Champion International Corp. Project, 6.00%, 8/1/29	1,235	1,235
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Project, 5.80%, 5/1/34	1,350	1,375
		11,034

Alaska – 0.2%
Alaska State Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home, 5.88%, 12/1/27	1,500	975

Arizona – 4.7%

Arizona State Health Care Facilities Authority Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,800	2,125

Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project, 5.70%, 7/1/42	3,000	2,506

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Company of Palo Verde Project, 6.25%, 1/1/38	4,000	4,055

Navajo County Pollution Control Corp. Revenue Bonds, Series B, Arizona Public Service Co., 5.50%, Mandatory Put 6/1/14	3,550	3,870

Navajo County Pollution Control Corp. Revenue Bonds, Series C, Arizona Public Service Co., 5.50%, Mandatory Put 6/1/14	1,150	1,254

Navajo County Pollution Control Corp. Revenue Bonds, Series E, Arizona Public Service Co., 5.75%, Mandatory Put 6/1/16	3,250	3,664

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Arizona – 4.7% – continued

Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	$500	$500

Phoenix Airport Civic Improvement Corp. Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/40	5,000	5,197

Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co., 5.25%, 10/1/40	1,740	1,651

Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,052
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/33	3,000	3,198
		31,072

Arkansas – 0.1%
Little Rock Hotel & Restaurant Gross Receipts Revenue Refunding Bonds, 7.38%, 8/1/15	355	384

California – 5.4%

California State Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	890

5.00%, 12/1/36	2,000	1,802

California State Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	5,000	4,445

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,459

6.25%, 6/1/40	1,000	1,032

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,157

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,770

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.75%, 6/1/47	7,675	5,401

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

California – 5.4% – continued

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded, 7.88%, 6/1/13	$500	$561

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,595

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 5.00%, 11/1/39	5,000	5,289
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	5,500	3,789
		36,190

Colorado – 2.9%

Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	508

Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	1,510

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,329

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A, 5.40%, 12/15/31	5,000	3,982

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	5,000	5,119
Stone Ridge Metropolitan District No. 2 G.O. Limited Tax Convertible Unlimited Bonds, 7.25%, 12/1/31	3,500	2,915
		19,363

Connecticut – 0.4%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,270
5.38%, 7/1/31	1,250	1,275
		2,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Delaware – 1.0%

Delaware State EDA Exempt Facility Revenue Bonds, Indian River Power, 5.38%, 10/1/45	$2,000	$1,811
Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power, 5.40%, 2/1/31	5,000	5,091
		6,902

District of Columbia – 0.9%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,376
District of Columbia Revenue Bonds, Methodist Home Issue, 6.00%, 1/1/20	400	390
		5,766

Florida – 6.6%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	3,430	3,600

Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX, 5.35%, 7/1/29	6,430	6,159

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	300	301

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,702

Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	1,250	1,270

Hillsborough County IDA PCR Variable Revenue Bonds, Series A, Tampa Electric Co. Project, 5.65%, 5/15/18	3,425	3,863

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution Project, 6.00%, 9/1/17	2,145	2,261

Lee County IDA Revenue Bonds, Series A, Lee Charter Foundation, 5.25%, 6/15/27	2,250	1,932

5.38%, 6/15/37	2,000	1,583

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Florida – 6.6% – continued

Miami-Dade County Airport Aviation Revenue Bonds, Series A, 5.50%, 10/1/41	$4,000	$4,168

Orlando Utilities Commission System Revenue Refunding Bonds, Series B, 5.00%, 10/1/33	3,000	3,223

Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A, 5.13%, 10/1/17 (1)(2)	4,000	4,032

Seminole Tribe Special Obligation Revenue Bonds, Series A, 5.25%, 10/1/27 (1)(2)	2,000	1,783

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (3)	160	56
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds, 5.00%, 10/1/38	6,000	6,299
		44,232

Georgia – 4.2%

Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,035	998

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.00%, 11/1/23	1,400	1,643

6.25%, 11/1/39	5,000	5,666

Effingham County IDA PCR Refunding Bonds, Pacific Corp. Project, 6.50%, 6/1/31	3,950	3,963

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/19	6,000	7,367

Metropolitan Atlanta Rapid Transit Authority TRB, 3rd Series, 5.25%, 7/1/36	5,400	5,694

Municipal Electric Authority Revenue Bonds, Subseries D, Project One, 6.00%, 1/1/23	1,500	1,724
5.50%, 1/1/26	1,000	1,100
		28,155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Illinois – 7.2%

Illinois State Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Public Service Company, 5.95%, 8/15/26	$3,000	$3,009

Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	783

Illinois State Finance Authority Revenue Bonds, Navistar International-Recovery Zone, 6.50%, 10/15/40	5,000	5,190

Illinois State Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare, 5.63%, 1/1/37	6,000	5,754

Illinois State Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,005

Illinois State Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	2,950	2,492

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 6.00%, 5/1/28	2,500	2,559

7.75%, 8/15/34	3,500	3,959

Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project, 5.88%, 2/15/26	1,000	974

5.88%, 2/15/38	4,000	3,658

Illinois State Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers, 6.88%, 8/15/38	4,000	4,173

7.00%, 8/15/44	2,000	2,099

Illinois State Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	3,000	2,695

Illinois State Finance Authority Water Facility Revenue Bonds, American Water Capital Corp. Project, 5.25%, 5/1/40	2,500	2,449

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Illinois – 7.2% – continued

Illinois State Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	$1,000	$1,063

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	3,000	3,116

6.00%, 6/1/28	3,000	3,109
		48,087

Indiana – 3.9%

Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,212

Indiana State Finance Authority Hospital Revenue Bonds, Kings Daughters Hospital & Health Project, 5.50%, 8/15/40	5,000	4,607

Indiana State Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation of Northwest Indiana, 5.50%, 3/1/27	3,000	3,011

Indiana State Health Facilities Financing Authority Revenue Bonds, Series A, Community Foundation of Northwest Indiana, 6.00%, 3/1/34	1,000	1,022

Indiana State Health Facilities Financing Authority Revenue Bonds, Series A, Community Foundation, Unrefunded Balance, 6.38%, 8/1/31	125	126

Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,186

North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33 (3)	750	263

Petersburg PCR Bonds (AMT), Power & Light Company Project, 6.38%, 11/1/29	3,050	3,112

Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project, 6.25%, Mandatory Put 6/2/14	3,265	3,613

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (1)(2)	2,000	1,819

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Indiana – 3.9% – continued

8.00%, 9/1/41	$2,500	$2,719

5.75%, 9/1/42 (1)(2)	1,500	1,358
		26,048

Iowa – 0.4%
Iowa State Finance Authority Community Revenue Bonds, Edgewater LLC Project, 6.75%, 11/15/37	3,000	2,687

Louisiana – 4.3%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,337

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp. Project, 6.50%, 8/1/29	2,000	2,105

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	5,000	5,047

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp. Project, 6.50%, 11/1/35	2,000	2,090

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Project, 6.75%, 11/1/32	2,500	2,623

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Education Foundation Project, 6.75%, 5/1/41	1,250	1,303

New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A, 5.25%, 1/1/41	5,000	5,231
St. John Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	5,000	4,912
		28,648

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Maine – 1.1%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	$2,000	$2,172

6.75%, 7/1/41	5,000	5,096
		7,268

Maryland – 3.9%

Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	892

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	3,585	3,556

Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,087

Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan, 5.00%, 11/1/18	6,000	7,363

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital, 5.75%, 7/1/38	5,500	4,878

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,550

6.13%, 1/1/36	2,000	2,010

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center, 5.00%, 7/1/37	2,750	2,485

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	1,000	1,092
Maryland State Industrial Development Financing Authority Economic Development Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	1,000	1,005
		25,918

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Massachusetts – 1.4%

Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	$5,000	$6,022

Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	992
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton 1, 5.75%, Mandatory Put 5/1/19	2,000	2,198
		9,212

Michigan – 2.2%

Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Series B-1, Dow Chemical Project, 6.25%, 6/1/14	7,125	7,906

Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,376
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	4,000	4,174
		14,456

Minnesota – 1.5%

Duluth EDA Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	755

Minnesota State Municipal Power Agency Electric Revenue Bonds, Series A, 5.00%, 10/1/25	5,000	5,433
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany Project, 7.38%, 12/1/41	3,500	3,626
		9,814

Mississippi – 1.3%

Mississippi State Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, Southern Mississippi Electric Power, 5.00%, 5/1/37	6,000	6,194

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Mississippi – 1.3% – continued
Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co. Project, 5.80%, 5/1/34	$2,530	$2,578
		8,772

Missouri – 1.1%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,596

6.75%, 9/1/34	1,750	1,779
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	2,823
		7,198

Montana – 0.8%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co., 5.00%, 5/1/33	5,000	5,257

New Hampshire – 0.5%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligated Group (G.O. of Hospital), 6.13%, 10/1/39	3,445	3,411

New Jersey – 2.9%

New Jersey EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC, 5.88%, 6/1/42	6,000	6,075

New Jersey EDA Revenue Bonds, Cigarette Tax, 5.75%, 6/15/29	5,500	5,398

New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System, 6.63%, 7/1/38	6,500	6,487

New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	960	970
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	553
		19,483

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

New Mexico – 1.7%

Farmington PCR Refunding Bonds, Series D, Public Service Co. of New Mexico San Juan Project, 5.90%, 6/1/40	$4,000	$3,897
New Mexico State G.O. Unlimited Bonds, Capital Projects, 5.00%, 3/1/18	6,000	7,266
		11,163

New York – 6.5%

Chautauqua County IDA Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project, 5.88%, 4/1/42	4,000	3,941

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.25%, 11/15/27	5,000	5,550

New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution, 5.25%, 6/15/40	4,455	4,882

New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (3)	2,200	–

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,258

6.25%, 12/1/37	2,000	1,982

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (State Aid Withholding), 5.00%, 10/1/21	5,000	5,638

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, 5.25%, 6/15/27	4,000	4,546

Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Sixty Sixth (G.O. of Authority), 5.00%, 1/15/41	6,000	6,456
Westchester County G.O. Unlimited Bonds, Series B, 5.00%, 6/1/18	6,000	7,304
		43,557

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

North Carolina – 2.1%

Guilford County G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/18	$5,000	$6,087

North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,385

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Escrowed to Maturity, 5.50%, 1/1/13	320	340
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, 6.13%, 11/1/38	2,000	2,029
		13,841

Ohio – 4.6%

American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	5,675	6,146

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,073

Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	6,000	6,495

Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	5,800	6,277

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Project, 5.75%, Mandatory Put 6/1/16	1,000	1,143
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	5,075	5,713
		30,847

Pennsylvania – 4.6%

Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Health System, 5.00%, 11/15/28	4,000	3,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Pennsylvania – 4.6% – continued

Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	$2,000	$1,838

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,378

Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,455

Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health System Project, 5.75%, 7/1/39	5,500	5,477

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.38%, 11/1/41	2,000	2,020

Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities, 6.25%, 1/1/32	2,000	2,101

Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, American Water Co. Project, 6.20%, 4/1/39	2,000	2,123

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	1,400	1,395

6.00%, 7/1/43	2,500	2,508

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,201

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	490	493

Pennsylvania State Higher Educational Facilties Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,063

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Pennsylvania – 4.6% – continued
Washington County Redevelopment Authority Tax Allocation Revenue Bonds, Series A, Victory Centre Project – Tanger, 5.45%, 7/1/35	$1,000	$874
		30,326

Rhode Island – 0.4%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	2,707

South Carolina – 0.8%
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/28	5,000	5,499

Tennessee – 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Sumner Regional Health Systems, Inc., 5.50%, 11/1/37 (3)	375	32

Texas – 8.5%

Comal County Health Facilities Development Corp. Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded, 6.13%, 2/1/13	3,000	3,228

Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,025

Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/28	5,000	5,623

HFDC Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, 5.75%, 11/1/36	3,000	2,457

Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Co. Project, 5.25%, 11/1/40	4,000	3,844

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 6.00%, Mandatory Put 8/1/13	2,000	2,156

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Texas – 8.5% – continued

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project, 5.20%, 4/1/18	$3,500	$3,539

Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group, 5.13%, 5/15/37	3,000	2,609

6.38%, 11/15/44	1,000	1,008

Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Mirador Project, 8.13%, 11/15/39	5,000	4,953

Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	6,000	6,479

Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	5,000	5,344

Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	5,000	5,121

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,063

7.13%, 11/1/40	2,000	2,092
University of Texas Permanent Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,268
		56,809

Virginia – 1.6%

Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	512

Fairfax County EDA Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	1,892

Richmond Public Utilities Revenue Refunding Bonds, 5.00%, 1/15/40	2,000	2,161

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Virginia – 1.6% – continued
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Education Financing, 5.00%, 9/1/20	$5,000	$6,050
		10,615

Washington – 2.1%

Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	5,000	5,097

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,171
Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center, 5.50%, 12/1/39	5,185	4,956
		14,224

Wisconsin – 1.6%

Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project, 5.60%, 5/1/19	2,000	2,016

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc., 7.63%, 9/15/39	750	793

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project, 5.10%, 3/1/25	1,000	993

5.25%, 3/1/35	2,650	2,448
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	5,000	4,568
		10,818

Wyoming – 2.3%

Sweetwater County PCR Refunding Bonds, Idaho Power Co. Project, 5.25%, 7/15/26	4,740	5,130

Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	6,005	5,842

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.4% – continued

Wyoming – 2.3% – continued
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A, 5.00%, 1/1/42	$4,020	$4,150
		15,122
Total Municipal Bonds
(Cost $630,660)		648,437

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Tax-Exempt Portfolio (4)(5)	7,415,168	$7,415
Total Investment Companies
(Cost $7,415)		7,415

Total Investments – 98.5%
(Cost $638,075)		655,852
Other Assets less Liabilities – 1.5%		10,137
NET ASSETS – 100.0%		$665,989

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $8,992,000 or 1.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A, 5.13%, 10/1/17	11/4/10	$4,000

Seminole Tribe Special Obligation Revenue Bonds, Series A, 5.25%, 10/1/27	9/27/07-12/12/07	1,909

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/15/08-7/25/08	1,748

5.75%, 9/1/42	6/27/07-1/21/10	1,408

(3)	Issuer has defaulted on terms of debt obligation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $27,845,000 with net sales of approximately $20,430,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	10.4%
General	10.7
General Obligation	5.6
Higher Education	7.6
Medical	17.3
Nursing Homes	6.6
Pollution	11.2
Power	5.0
Transportation	5.0
Utilities	5.2
All other sectors less than 5%	15.4

Total	100.0%

At September 30, 2011, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	8.6%
AA	11.4
A	20.8
BBB	42.2
BB	5.2
Not rated	10.7
Cash and Equivalents	1.1

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard& Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Municipal Bonds	$–	$648,437(1)	$–	$648,437

Investment Companies	7,415	–	–	7,415

Total Investments	$7,415	$648,437	$–	$655,852

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7%

Arizona – 3.7%

Arizona State School Facilities Board COP, 5.25%, 9/1/23	$10,000	$10,662

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project, 5.25%, 7/1/20	10,000	12,091

Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/19	6,500	7,679

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,338

Phoenix Civic Improvement Corp. Excise TRB, Sub Series A, Civic Plaza (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,139

Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.75%, 7/15/18	4,625	5,495

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/24 (1)	5,000	5,868

5.00%, 12/1/25 (1)	5,000	5,810

5.00%, 12/1/26	1,000	1,149

5.00%, 12/1/27	1,000	1,141

5.00%, 12/1/28 (1)	5,000	5,660
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	6,950
		70,982

California – 10.0%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	2,450	3,049

Cabrillo Community College District G.O Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/27	5,000	5,305

California State Department of Veterans Affairs Home Purchase Revenue Bonds, Sub Series A-3, 4.50%, 12/1/23	4,000	4,025

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/18	300	356

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

California – 10.0% – continued

California State Department of Water Resources Supply Revenue Bonds, Series N, 5.00%, 5/1/20	$20,000	$23,990

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	10,000	11,534

6.25%, 11/1/34	5,000	5,730

California State G.O. Unlimited Bonds, 4.75%, 3/1/24	10,000	10,504

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State Variable G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	135	135

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/21	10,000	11,513

5.00%, 9/1/41	16,700	17,186

Carlsbad Unified School District Convertible Capital Appreciation G.O. Unlimited Bonds, Series C, Election, 6.92%, 8/1/35 (2)	11,850	5,364

Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 5.38%, 8/1/26	2,500	2,578

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,163

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,057

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election 1999 (NATL-RE Insured), 5.00%, 8/1/33	2,230	2,305

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), 5.00%, 10/1/21	4,000	4,303

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,783

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

California – 10.0% – continued

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 9/1/19	$5,000	$5,219

5.00%, 9/1/22	6,205	6,758

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/20	3,000	3,433

Los Angeles Wastewater System Revenue Refunding Bonds, Sub Series A (NATL-RE Insured), 5.00%, 6/1/27	14,000	14,652

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,042

Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,334

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 2.00%, 7/1/12	5,000	5,066

San Diego Public Facilities Financing Authority Revenue Refunding Bonds, Series A, Master Refunding Project, 5.25%, 3/1/22	5,000	5,518

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series A, 5.25%, 5/15/24	5,000	5,750

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,636

San Mateo Foster City School District Convertible Capital Appreciation G.O. Unlimited Bonds, Election, 5.34%, 8/1/32 (2)	1,970	1,046

Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,212

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,685

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,758

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

California – 10.0% – continued
University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	$5,000	$5,884
		191,948

Colorado – 1.6%

Colorado State Department of Transportation Revenue Refunding Bonds, Anticipatory Notes, 5.00%, 12/15/16	15,000	17,692

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	5,550	6,598
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,424
		30,714

Connecticut – 0.3%
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	5,000	5,560

District of Columbia – 1.2%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 6.00%, 10/1/35	5,000	6,036

5.50%, 10/1/39	10,500	11,636

Metropolitan Washington DC Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,377

5.00%, 10/1/26	1,500	1,587
		22,636

Florida – 4.0%

Crossings at Fleming Island Community Development District Special Assessment Refunding Bonds, Series C, 7.05%, 5/1/15	200	200

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, 5.25%, 6/1/28	11,135	12,472

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,542

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Florida – 4.0% – continued

Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured), 4.75%, 7/1/23	$5,000	$5,260

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,111

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,807

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.00%, 6/1/18	2,765	3,084

5.38%, 10/1/29	3,395	3,521

Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	1,065	1,167

5.25%, 10/1/13	1,120	1,228

Lee County Transportation Facilities Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	903

Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,761

Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured), 5.75%, 10/1/20	1,950	2,002

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,722

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,552

5.25%, 10/1/22	2,500	2,986

Orlando & Orange County Expressway Authority Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 7/1/21	2,350	2,474

Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), 5.38%, 10/1/21	1,000	1,037

Osceola County Sales Tax Revenue Refunding Bonds (Assured Guaranty Insured), 5.00%, 10/1/23	1,250	1,385

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Florida – 4.0% – continued

Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	$1,000	$1,069

South Florida State Water Management District Special Obligation Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,350
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,865	6,401
		76,034

Georgia – 1.8%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,042

De Kalb County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/32	2,810	3,038

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/19	5,000	6,139

5.00%, 7/1/20	10,000	12,343

5.00%, 7/1/21	1,100	1,367
		33,929

Hawaii – 0.5%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,145
Honolulu City & County G.O. Unlimited Bonds, Series B, 5.00%, 8/1/23	6,605	7,821
		9,966

Illinois – 7.7%

Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), 5.50%, 12/1/30	3,000	3,249

Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,648

5.38%, 1/1/19	2,765	2,790

5.25%, 1/1/20	2,915	2,940

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Illinois – 7.7% – continued

Chicago O’Hare International Airport Revenue Bonds, Series A, General Third Lien (NATL-RE Insured), 5.25%, 1/1/26	$5,000	$5,212

Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/19	7,500	8,281

Chicago O’Hare International Airport Revenue Bonds, Series B-2 (AMT), General Third Lien (XLCA Insured), 6.00%, 1/1/29	4,000	4,117

Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), General Second Lien (AMBAC Insured), 5.50%, 1/1/18	10,000	10,079

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, General Third Lien (NATL-RE Insured), 5.00%, 1/1/28	6,280	6,387

Chicago O’Hare International Airport Revenue Refunding Bonds, Series D (AMT), General Third Lien, 5.25%, 1/1/16	1,250	1,389

5.25%, 1/1/17	1,000	1,119

5.25%, 1/1/18	750	839

5.25%, 1/1/19	2,000	2,214

Cook County G.O Unlimited Refunding Bonds, Series A, 5.25%, 11/15/22	10,000	11,102

Cook Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Bonds, Series A, William Rainey Harper, 5.00%, 12/1/24	2,725	3,066

Illinois State Build Revenue Bonds, 5.00%, 6/15/19	5,000	5,824

Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,639

Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	783

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,655

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Illinois – 7.7% – continued

Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	$2,000	$2,097

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC-FGIC Insured), 5.25%, 2/1/27	1,830	1,942

Illinois State Sales TRB, 5.25%, 6/15/23	9,735	10,312

Illinois State Toll Highway Authority Revenue Refunding Bonds, Senior Series A-1, 5.00%, 1/1/26	1,300	1,406

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A, 4.13%, 1/1/20	5,000	5,189

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	10,000	10,992

Kendall Kane & Will Counties Community Unit School District No. 308, 5.00%, 2/1/29 (1)	11,770	12,278

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), 5.13%, 11/1/24	1,000	1,062

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured), 5.50%, 6/15/29	2,000	2,252

Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured), 6.00%, 7/1/33	10,000	12,004
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE Insured), 6.00%, 7/1/32	6,095	7,301
		148,168

Indiana – 1.6%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,250	5,723

5.25%, 10/1/38	3,500	3,780

5.00%, 10/1/41	5,000	5,261

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Indiana – 1.6% – continued

Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	$13,060	$13,790

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,077
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,000	1,157
		30,788

Iowa – 0.6%

Ankeny G.O. Unlimited Bonds, Series B, Anticipatory Project Notes, 1.50%, 6/1/13	4,250	4,286

Cedar Rapids Community School District Infrastructure Sales Revenue Bonds, 4.50%, 7/1/24	3,200	3,252
Des Moines Independent Community School District Infrastructure Sales Revenue Bonds, 5.00%, 6/1/22	2,900	3,237
		10,775

Kansas – 0.6%

Wichita G.O. Unlimited Refunding Bonds, Series B, 3.00%, 9/1/12	3,195	3,275

Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,600	1,625

Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), 5.25%, 10/1/18	4,000	4,290
Wyandotte County/Kansas City Unified Government Improvement G.O. Unlimited Bonds, Series A, 5.00%, 8/1/28	2,000	2,249
		11,439

Kentucky – 0.3%
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series A, Project No. 100, 5.00%, 8/1/28	5,000	5,411

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Louisiana – 0.3%
Louisiana State Gas & Fuels TRB, Series A (AGM Insured), 5.00%, 5/1/31	$5,000	$5,244

Maryland – 2.8%

Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,825

Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,086

Montgomery County G.O. Unlimited Consolidated Public Improvement Bonds, Series A, 4.00%, 7/1/27	10,675	11,167

4.00%, 7/1/28	10,000	10,392

4.00%, 7/1/30	5,000	5,113
Prince George’s County G.O. Limited Consolidated Public Improvement Refunding Bonds, Series B, 5.00%, 9/15/19	10,000	12,292
		52,875

Massachusetts – 6.2%

Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, 5.25%, 7/1/26	2,500	3,072

5.25%, 7/1/34	500	546

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,497

Massachusetts State G.O. Limited Bonds, Consolidated Loan, Build America Bonds, 5.31%, 1/1/30	500	590

Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, 3.00%, 8/1/12	5,750	5,882

Massachusetts State G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.50%, 8/1/30	15,000	18,732

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	3,500	4,314

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Massachusetts – 6.2% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	$5,000	$5,358

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,526

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), 5.00%, 8/15/22	15,000	16,709

5.00%, 8/15/30	10,025	10,509

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,305

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	617

5.50%, 6/1/21	500	628

Massachusetts State Water Pollution Abatement Trust Fund Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/26	10,000	11,561

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Sub Series A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	1,555	1,556

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/27	10,000	12,334

5.25%, 8/1/30	1,500	1,818

5.25%, 8/1/32	1,000	1,214
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	5,712
		119,480

Michigan – 3.1%

Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,236

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Michigan – 3.1% – continued

Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	$10,000	$10,735

Michigan State Finance Authority Revenue Notes, Series C-2, State Aid Notes, 2.00%, 8/20/12	41,000	41,623

Michigan State Trunk Line Fund Revenue Refunding Bonds (AGM Insured), 5.25%, 11/1/16	1,150	1,353
Wayne County Airport Authority Revenue Refunding Bonds, Series A (AMT), Detroit Metropolitan Airport, 5.00%, 12/1/18	3,500	3,764
		58,711

Minnesota – 1.3%

Minneapolis-St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,717

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20 (1)	5,000	6,127

Minnesota State G.O. Unlimited Bonds, Series B, State Trunk Highway, 5.00%, 10/1/19 (1)	5,000	6,115

Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, Prerefunded, 5.25%, 11/1/12	470	495

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	295	307

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 3.00%, 8/1/12	2,625	2,684

5.00%, 8/1/24	5,000	6,014
		24,459

Mississippi – 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	50	52

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Missouri – 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	$5,060	$6,077

Nebraska – 0.3%
Lincoln Electric System Revenue Bonds, 5.00%, 9/1/31	5,500	5,763

Nevada – 0.9%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	3,520	3,726

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 6/1/38 (1)	1,000	1,035

Nevada State G.O. Limited Bonds, Series C, Capital Improvement & Cultural Affairs, 5.00%, 6/1/21	8,000	9,037
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,749
		17,547

New Jersey – 1.4%

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	465

New Jersey State G.O. Unlimited Refunding Bonds, Series Q, 5.00%, 8/15/19	10,000	11,923

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Capital Appreciation, Series C, 9.49%, 12/15/28 (2)	14,160	5,483
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.25%, 12/15/20	7,750	8,930
		26,801

New York – 13.2%

Long Island Power Authority Electric System Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,744

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

New York – 13.2% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	$10,000	$10,383

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,510

New York City Municipal Water & Sewer Finance Authority System Revenue Bonds, Series A, Fiscal 2005, 5.00%, 6/15/39	10,000	10,382

New York City Transitional Finance Authority Revenue Bonds, Sub Series A, Future Tax Secured, 5.00%, 11/1/21	1,000	1,205

New York City Transitional Finance Authority Revenue Bonds, Sub Series B, Future Tax Secured, 5.00%, 11/1/21	5,000	5,843

5.00%, 2/1/22	2,000	2,369

New York G.O Unlimited Bonds, Sub Series C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,246

New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	11,809

New York G.O. Unlimited Bonds, Series E, 5.00%, 11/1/25	10,000	11,001

New York G.O. Unlimited Bonds, Sub Series D-1, 5.00%, 10/1/29 (1)	11,385	12,523

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,651

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, Columbia University, 5.00%, 7/1/25	6,965	7,801

New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/24	10,170	12,877

5.50%, 3/15/30	3,000	3,806

New York State Dormitory Authority Personal Income TRB, Series A, 5.00%, 3/15/20	10,000	11,981

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX–EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

New York – 13.2% – continued

5.00%, 3/15/21	$10,000	$11,986

New York State Dormitory Authority Personal Income TRB, Series B, 5.75%, 3/15/36	16,000	18,266

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Revolving Funds, Municipal Water Project, 5.00%, 6/15/36	5,000	5,428

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project, 5.25%, 6/15/15	1,000	1,033

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance, 5.00%, 6/15/25	5,000	5,551

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,344

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	5,000	5,949

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	5,214

New York State Thruway Authority Transportation Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,871

5.00%, 3/15/22	10,000	11,776

5.00%, 3/15/25	10,000	11,547

New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 G.O. of Corp. Insured), 5.50%, 7/1/16	875	879

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,130

Port Authority of New York & New Jersey Consolidated 167’th Revenue Bonds (AMT) (G.O. of Authority Insured), 5.00%, 9/15/24	5,000	5,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

New York – 13.2% – continued

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	$3,995	$4,327

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,723

5.00%, 10/15/24	2,000	2,196

Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C, 5.50%, 6/1/19	2,500	2,684
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,124
		253,659

North Carolina – 1.4%

Mecklenburg County G.O Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	12,220

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,214

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,293
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,098
		26,825

Ohio – 2.8%

Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), 5.00%, 12/1/33	3,000	3,045

Monroe Local School District Improvement G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.50%, 12/1/24	1,000	1,209

Ohio State Building Authority Facilities Revenue Refunding Bonds, Series A, Administrative Building, 5.00%, 10/1/23	4,180	4,712

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/25	16,625	19,122

4.00%, 9/15/31	19,410	19,304

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Ohio – 2.8% – continued

Ohio State Water Development Authority Pollution Control Revenue Bonds, Series B, Loan Fund, Unrefunded Balance, 5.00%, 6/1/23	$1,000	$1,045
University Cincinnati General Receipts Revenue Bonds, Series F, 5.00%, 6/1/25	5,000	5,453
		53,890

Oregon – 3.3%

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,315

Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/11	4,070	4,087

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,587

Oregon State G.O. Limited Tax Anticipation Notes, 2.00%, 6/29/12	30,000	30,402
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, Hills Boro (NATL-RE Insured), 5.00%, 6/15/21	10,000	11,367
		62,758

Pennsylvania – 0.4%

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,214

Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT), 5.10%, 10/1/22	675	694
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,689
		7,597

Puerto Rico – 0.3%
Puerto Rico Financing Corp. Sales TRB, First Subordinate Series A, 6.38%, 8/1/39	5,000	5,554

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Rhode Island – 0.5% – continued
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	$8,310	$9,856

South Carolina – 2.5%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 4.00%, 11/1/29	5,000	5,176

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,000	5,819

Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured), Prerefunded, 4.75%, 3/1/13	2,000	2,114

Richland County School District No. 1 G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 3/1/19	5,000	6,061

5.00%, 3/1/20	5,000	6,096

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	5,000	5,521

South Carolina State Public Service Authority Revenue Refunding Bonds, Series C, Santee Cooper Project, 5.00%, 12/1/36 (1)	5,000	5,467
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	11,205
		47,459

Texas – 6.1%

Dallas Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,037

Duncanville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.75%, 2/15/32	4,625	4,778

Fort Worth Water & Sewer Revenue Refunding & Improvement Bonds, 5.00%, 2/15/28	2,355	2,643

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Texas – 6.1% – continued

Frisco Independent School District Building G.O. Unlimited Bonds, Prerefunded (PSF-Gtd.), 6.50%, 8/15/12	$1,535	$1,619

Harris County G.O Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	5,821

Houston Independent School House District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	11,194

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), 5.00%, 3/1/17	1,600	1,855

Houston Utility System Revenue Refunding Bonds, Series E, Combined First Lien, 5.00%, 11/15/16	5,000	5,897

Humble Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	10,903

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	5,000	5,064

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	10,790

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Unrefunded Balance, 5.50%, 5/15/33	1,995	2,165

North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.25%, 2/1/27	2,475	3,059

Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	468	497

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,033

6.00%, 10/1/21	1,250	1,278

Spring Independent School House District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	5,076

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Texas – 6.1% – continued

Texas State G.O. Unlimited Bonds, Series II-A, Veterans Housing Assistance Program Fund, 5.25%, 12/1/23	$3,000	$3,606

Texas State Public Finance Authority G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	12,266
Texas State Tax & Revenue Anticipation Notes, Series A, 2.50%, 8/30/12	25,000	25,520
		116,107

Utah – 0.7%
Utah State G.O. Unlimited Bonds, Series A, 3.00%, 7/1/12	13,760	14,048

Virginia – 0.8%

Virginia Commonwealth Transportation Board Federal Highway Revenue Bonds, Reimbursement Notes, 5.00%, 9/27/12	5,550	5,811

Virginia State G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 6/1/12	2,630	2,679

Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,331

3.70%, 9/1/18	4,280	4,553
		15,374

Washington – 0.6%

King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), 4.20%, 12/1/23	5,000	5,228

Port Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,116
Washington State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/30	4,705	5,042
		11,386

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.7% – continued

Wisconsin – 0.6%
Milwaukee G.O. Unlimited Notes, Series R2, Promissory Notes Cash Flow, 2.00%, 12/1/11	$12,500	$12,539
Total Municipal Bonds
(Cost $1,544,814)		1,602,411

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 17.3%
Northern Institutional Funds – Tax-Exempt Portfolio (3)(4)	330,149,867	$330,150
Total Investment Companies
(Cost $330,150)		330,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 0.5%
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series Y, Harvard University Issue, 0.08%, 10/6/11	$10,000	$10,000
Total Short-Term Investments
(Cost $10,000)		10,000
Total Investments – 101.5%
(Cost $1,884,964)		1,942,561
Liabilities less Other Assets – (1.5)%		(29,036)
NET ASSETS – 100.0%		$1,913,525

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $249,292,000 with net purchases of approximately $80,858,000 during the six months ended September 30, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	17.0%
General	16.1

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	23.3
School District	8.2
Transportation	8.4
Water	8.1
All other sectors less than 5%	18.9

Total	100.0%

At September 30, 2011, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	23.6%
AA	42.3
A	11.1
BBB	0.1
SP1+/MIG1	5.7
SP1/MIG1	0.2
Cash and Equivalents	17.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX–EXEMPT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,602,411 (1)	$–	$1,602,411
Investment Companies	330,150	–	–	330,150
Short-Term Investments	–	10,000	–	10,000

Total Investments	$330,150	$1,612,411	$–	$1,942,561

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8%

Alaska – 0.5%

Alaska State International Airports Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.25%, 10/1/12	$100	$105

Anchorage G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 9/1/12	350	362

Anchorage School G.O. Unlimited Bonds, Series C, 3.00%, 8/1/12	400	409
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,802
		5,678

Arizona – 4.0%

Arizona State School Facilities Board Revenue Bonds, State School Improvement, Prerefunded, 5.25%, 7/1/12	1,125	1,168

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/12	300	311

5.00%, 7/1/15	5,000	5,761

Arizona State Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A, 4.00%, 10/1/14	755	831

Chandler Water & Sewer Revenue Bonds, (NATL-RE FGIC Insured), 5.00%, 7/1/12	100	103

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,950

4.00%, 7/1/14	1,910	2,066

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,116

4.00%, 7/1/16	1,000	1,130

Maricopa County High School District No. 210 Phoenix G.O.Unlimited Bonds, Series C, School Improvement Project (NATL-RE Insured), 5.00%, 7/1/12	135	140

Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project, 5.00%, 7/1/16	4,250	4,903

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Arizona – 4.0% – continued

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured), 4.00%, 7/1/12	$200	$205

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,812

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Refunding Bonds (AGM Insured) Prerefunded, 4.50%, 7/1/12	125	129

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured), 2.50%, 7/1/14	225	235

4.25%, 7/1/14	5,000	5,461

Mesa G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 5.25%, 7/1/12	100	104

Mesa Utility Systems Revenue Refunding Bonds (AGM-CR FGIC Insured), 5.25%, 7/1/12	530	549

Phoenix City G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	5,000	5,699

Phoenix Civic Improvement Corp. Waste Water Systems Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/12	115	119

Phoenix Civic Improvement Corp. Water Systems Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,433

Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,908

Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A, 5.00%, 1/1/12	150	152
Tucson Water Systems Revenue Bonds, 5.00%, 7/1/16	1,275	1,487
		48,772

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Arkansas – 0.0%

Arkansas State Federal Highway Grant Anticipation & Tax G.O. Unlimited Refunding Bonds, 4.00%, 8/1/12	$250	$258
Fort Smith Water & Sewer Refunding & Construction Revenue Bonds, Series A (AGM Insured), Escrowed To Maturity, 5.00%, 10/1/11	185	185
		443

California – 9.2%

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	11,455

California State Department of Water Resources Supply Revenue Bonds, Series N, 5.00%, 5/1/20	5,000	5,998

California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/12	165	171

California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	557

California State Revenue Anticipation Notes, Series A1, 2.00%, 5/24/12	14,000	14,151

California State Various Purpose G.O. Unlimited Bonds, 5.13%, 11/1/11	1,540	1,546

5.00%, 3/1/12	340	346

California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program, 5.00%, 6/15/13	10,000	10,692

Los Angeles County G.O. Unlimited TRANS, Series A, 2.50%, 2/29/12	5,000	5,047

Los Angeles Department of Water & Power Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,981

Los Angeles G.O. Unlimited TRANS, 2.50%, 2/29/12	5,000	5,048

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,697

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

California – 9.2% – continued

Los Angeles Unified School District G.O. Unlimited TRANS, Series A, 2.00%, 8/1/12	$15,000	$15,221

Los Angeles Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 6/1/16	5,000	5,852

Pasadena Electric Revenue Bonds (NATL-RE Insured), Prerefunded, 5.00%, 6/1/12	500	516

San Bernardino County Transportation Authority Revenue Bonds, Series A, 5.00%, 5/1/12	5,250	5,398

San Diego County Water Authority Refunding COP, Series A (NATL-RE FGIC Insured), 5.00%, 5/1/12	250	257

San Francisco City & County Unified School District G.O. Unlimited TRANS, 2.00%, 6/29/12	8,000	8,106

Santa Barbara County Schools Financing Authority TRANS (G.O. of District), 2.00%, 6/29/12	5,000	5,064
University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	5,085	5,466
		112,569

Colorado – 1.1%

Colorado State Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured), 5.50%, 6/15/12	1,250	1,296

Denver City & County Excise Taxable Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,059

Jefferson County School District No. R-1 G.O. Unlimited Refunding Bonds (AMBAC Insured State Aid Withholding), 5.00%, 12/15/12	150	159

Jefferson County School District No. R-1 G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Withholding), 6.50%, 12/15/11	2,645	2,679

Jefferson County School District No. R-1 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	585	643

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Colorado – 1.1% – continued

Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	$1,590	$1,805
Regional Transportation District Sales TRB, Series B (AMBAC Insured), Prerefunded, 5.50%, 11/1/12	200	211
		12,852

Connecticut – 2.4%

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A, 5.00%, 1/1/13	625	661

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	11,004

Connecticut State FSA G.O. Unlimited Bonds, Series F (AGM-CR Insured), Prerefunded, 5.00%, 10/15/12	100	105

Connecticut State G.O Unlimited Bonds, Series D (NATL-RE Insured), 5.00%, 12/1/12	125	132

Connecticut State G.O. Unlimited Bonds, Series C, 4.50%, 11/1/12	100	104

Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), 5.00%, 5/1/12	100	103

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	6,573

Connecticut State New Money G.O. Unlimited Bonds, Series D, 5.25%, 11/15/12	125	132

Connecticut State Revenue Bonds, Series A, Revolving Fund, 5.00%, 10/1/12	175	183

Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure (AMBAC Insured), Prerefunded, 5.00%, 12/1/12	500	528

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien, Transportation Infrastructure, 5.00%, 2/1/17	2,500	2,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Connecticut – 2.4% – continued

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series A, Transportation Infrastructure (NATL-RE FGIC Insured), 5.50%, 10/1/11	$125	$125

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (AGM Insured), 5.38%, 10/1/11	245	245
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure, 5.00%, 11/1/18	5,230	6,316
		29,161

Delaware – 1.7%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	17,548

Delaware Transportation Authority System Senior Revenue Bonds (NATL-RE Insured), 5.00%, 7/1/12	160	165

University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,381
5.00%, 11/1/15	1,000	1,170
		20,264

District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/11	100	101

Florida – 6.9%

Brevard County School Board COP (AMBAC Insured), Prerefunded, 5.50%, 7/1/12	705	732

Citizens Property Insurance Corp. Coastal Revenue Notes, Series A-2, Senior Secured, 2.00%, 6/1/12	10,000	10,101

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,245

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Florida – 6.9% – continued

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/12	$300	$310

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured), 5.00%, 6/1/15	5,750	6,208

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, 5.00%, 6/1/12	1,575	1,625

Florida State Board of Public Education G.O. Unlimited Bonds, Series F, Capital Outlay 2007, 3.00%, 6/1/12	180	183

Florida State Board of Public Education G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured), 5.25%, 6/1/12	1,000	1,034

Florida State Board of Public Education G.O. Unlimited Bonds, Series I (State Gtd.), 5.00%, 6/1/12	110	114

Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, (AMBAC Insured), 5.00%, 7/1/12	200	207

Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B, 6.38%, 7/1/14	1,500	1,730

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.25%, 7/1/12	300	311

5.00%, 7/1/13	5,000	5,315

5.00%, 7/1/15	10,000	11,106

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,560

Florida State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 7/1/12	250	259

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation (AGM Insured), 5.00%, 7/1/12	120	124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Florida – 6.9% – continued

Jacksonville Excise TRB, Series B (AMBAC Insured), 5.38%, 10/1/18	$2,350	$2,445

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,674

Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	3,500	3,777

Orange County Tourist Development TRB, Senior Lien (AMBAC Insured), Prerefunded, 5.50%, 4/1/12	150	154

Orlando Capital Improvement Special Revenue Refunding Bonds, Series C, 5.00%, 10/1/11	1,000	1,000

Osceola County G.O. Limited Bonds (Assured Guaranty Insured), 3.00%, 10/1/11	1,260	1,260

Palm Beach County Revenue Refunding Bonds, Public Improvement Recreational Facilties, 3.38%, 7/1/12	540	553

Palm Beach County School Board COP, Series A (AGM Insured), Prerefunded, 5.38%, 8/1/12	150	156

Palm Beach County School Board Refunding COP, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,670

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,715

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/11	1,510	1,510

5.00%, 10/1/12	1,440	1,504

5.00%, 10/1/14	2,535	2,798
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	549
		84,157

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Georgia – 3.4%

Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 5/1/12	$2,845	$2,924

Cobb County Water & Sewer Improvement Revenue Bonds, 4.00%, 7/1/12	250	257

Forsyth County G.O. Unlimited Bonds, Series B, 4.00%, 3/1/12	150	152

Fulton County Facilities Corp. COP, Public Purpose Project, 5.00%, 11/1/15	2,250	2,547

5.00%, 11/1/16	2,280	2,604

Fulton County Library G.O. Unlimited Bonds, Series A, 2.50%, 7/1/12	100	102

Georgia State G.O. Unlimited Bonds, Series B, 5.50%, 7/1/12	100	104

Georgia State G.O. Unlimited Bonds, Series B, Unrefunded Balance, Prerefunded, 5.00%, 5/1/12	145	149

Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,683

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,948

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured), 5.00%, 6/1/13	3,000	3,226

Georgia State Road & Tollway Authority Governers Revenue Bonds, Unrefunded Balance (State Gtd.), 5.25%, 3/1/12	110	112

Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,040

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,343

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Georgia – 3.4% – continued

Metropolitan Atlanta Rapid Transit Authority Revenue Refunding Bonds, Series A, Second Indenture (AGM Insured), 5.00%, 7/1/12	$450	$466

Metropolitan Atlanta Rapid Transit Authority Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,605

Municipal Electric Authority Revenue Bonds, Series B, 3.00%, 1/1/12	500	503

Municipal Electric Authority Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,108

Municipal Electric Authority Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	1,710	1,796
5.00%, 1/1/14	1,045	1,134
		41,803

Hawaii – 0.7%

Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), 5.25%, 9/1/16	5,000	5,425

Hawaii State G.O. Unlimited Refunding Bonds, Series DV, 5.00%, 11/1/12	105	110

Honolulu City & County G.O. Unlimited Bonds, Series C, 3.00%, 4/1/12	250	253
Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,320
		8,108

Illinois – 1.2%

Du Page Cook & Will Counties Community College District No. 502, G.O. Unlimited Bonds, Series A Escrowed to Maturity, 5.00%, 6/1/12	90	93

Du Page Cook & Will Counties Community College District No. 502, G.O. Unlimited Bonds, Series A Unrefunded Balance, 5.00%, 6/1/12	910	939

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Illinois – 1.2% – continued

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	$1,120	$1,305

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,487

Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,016

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,050

Lake County Adlai E. Stevenson High School District No. 125 G.O. Limited Bonds, 4.20%, 1/1/12	500	505

McLean & Woodford Counties Community Unit School District No. 5 G.O. Unlimited Bonds (AGM Insured), 7.38%, 12/1/11	4,175	4,223
St. Charles G.O. Unlimited Refunding Bonds, Series B, Corporate Purpose, 2.00%, 12/1/11	300	301
		14,919

Indiana – 1.1%

Indiana State Facilities Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,835

Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,762

Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,619

Indianapolis-Marion County Public Library G.O. Unlimited Refunding Bonds, 3.00%, 7/1/12	270	275

Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding), 4.00%, 1/15/13	500	523

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Indiana – 1.1% – continued
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 4.00%, 1/15/14	$1,805	$1,931
		12,945

Iowa – 0.1%

Council Bluffs G.O. Unlimited Bonds, Series A (NATL-RE Insured), 4.00%, 6/1/12	300	307

Iowa State University of Science & Technology Dormitory Revenue Refunding Bonds, Series I.S.U. A, 2.00%, 7/1/12	560	567
Iowa State University Utility System Revenue Bonds, Series A (NATL-RE Insured), 4.00%, 11/1/12	100	104
		978

Kansas – 0.5%

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A (AGM Insured), 5.00%, 10/1/12	1,000	1,048

Kansas State Development Finance Authority Revolving Water PCR Bonds, 5.00%, 11/1/12	100	105

Wichita City G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,704
Wichita Water and Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 10/1/19	2,000	2,135
		5,992

Kentucky – 1.3%

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88 (NATL-RE FGIC Insured), 5.00%, 11/1/12	1,000	1,048

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,630

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, 5.00%, 11/1/12	4,475	4,691

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Kentucky – 1.3% – continued

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 72 (NATL-RE Insured), Escrowed to Maturity, 5.38%, 10/1/11	$150	$150

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured), 5.25%, 2/1/17	3,000	3,517
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, Revitalization Project (AMBAC Insured), 5.50%, 7/1/12	250	260
		16,296

Louisiana – 0.1%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.00%, 4/1/12	1,000	1,024

Maine – 0.1%

Falmouth G.O. Unlimited Refunding Bonds, 2.00%, 11/15/11	200	200

Maine State G.O. Unlimited Bonds (AGM Insured), 4.00%, 6/15/12	100	103

Maine State Municipal Bond Bank Sewer & Water Revenue Refunding Bonds, Series B, Waste Water Project, 3.50%, 11/1/11	100	100

University of Maine System Revenue Bonds (AGM Insured), 4.25%, 3/1/12	150	153

5.38%, 3/1/12	220	225
University of Maine System Revenue Bonds (NATL-RE Insured), 5.00%, 3/1/12	150	153
		934

Maryland – 4.2%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 3/1/15	380	435

5.00%, 4/1/18	2,915	3,529

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Maryland – 4.2% – continued

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	$5,425	$6,487

Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	7,218

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series, 5.00%, 8/1/12	150	156

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	15,000	17,824

Maryland State Department of Transportation Consolidated Revenue Bonds, 4.50%, 2/15/12	1,850	1,880

Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 5/1/12	1,000	1,028
Prince George’s County G.O. Limited Bonds, Series B, Consolidated Public Improvement, 5.00%, 9/15/17	10,000	12,088
		50,645

Massachusetts – 1.2%

Boston Water & Sewer Commission General Revenue Refunding Bonds, Senior Series B, 4.00%, 11/1/12	200	208

Burlington G.O Limited Bonds, 5.25%, 2/1/12	200	203

Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, 5.00%, 7/1/12	700	725

Massachusetts State Bay Transportation Authority Revenue Bonds, Series A, General Transportation Systems (G.O. of Authority State Gtd.), 5.80%, 3/1/12	100	102

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,910

Massachusetts State Development Finance Agency Boston College Revenue Bonds, Series R-1, 5.00%, 7/1/12	330	342

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Massachusetts – 1.2% – continued

Massachusetts State Development Finance Agency Boston College Revenue Bonds, Series R-2, 5.00%, 7/1/12	$400	$414

Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan (AGM Insured), Prerefunded, 5.50%, 3/1/12	425	434

5.50%, 3/1/12	150	153

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan, 5.50%, 12/1/11	5,000	5,045

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan (NATL-RE FGIC Insured G.O. of Commonwealth), 5.50%, 11/1/14	425	489

Massachusetts State G.O. Limited Refunding Bonds, 5.00%, 7/1/12	110	114

Massachusetts State G.O. Unlimited Refunding Bonds, Series A, 6.00%, 11/1/11	1,275	1,281

Massachusetts State G.O.Unlimited Bonds, Series A, Consolidated Loan, 5.00%, 8/1/12	290	302

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series FF, Harvard University, 5.00%, 7/15/12	100	104

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology (G.O. of Institution Gtd.), 5.25%, 7/1/12	100	104

Massachusetts State School Building Authority Sales TRB, Series A, 4.00%, 5/15/12	425	435

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan, 5.50%, 6/1/12	100	104
Newton Municipal Purpose Loan G.O. Limited Bonds, 3.75%, 11/1/11	150	150
		14,619

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Michigan –1.2%

Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	$1,000	$1,084

Lake Fenton Community Schools G.O. Unlimited Bonds (Q-SBLF Insured), Prerefunded, 5.50%, 5/1/12	500	516

Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,456

Michigan State Finance Authority State Aid Revenue Notes, Series C1, 2.00%, 8/20/12	7,500	7,602

Michigan State Municipal Bond Authority Revenue Bonds, State Revolving Fund, Drinking Water Project, 5.25%, 10/1/12	450	472
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), Prerefunded, 4.55%, 5/1/12	100	103
		15,233

Minnesota – 2.9%

Chaska G.O. Unlimited Refunding Bonds, Series A, 4.00%, 2/1/12	150	152

Edina Independent School District No. 273 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Programme), 5.00%, 2/1/18 (1)	4,310	5,172

Minneapolis Health Care Systems Revenue Bonds, Series A, Allina Health Systems, Prerefunded, 5.75%, 11/15/12	420	446

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.25%, 11/1/12	100	105

Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,416

Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series C, 5.00%, 3/1/17	5,000	5,953

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Minnesota – 2.9% – continued

Minnesota State Public Facilities Authority Water PCR Bonds, Series A, 5.00%, 3/1/12	$1,000	$1,020

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	11,218

Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/12	2,190	2,216

5.00%, 1/1/14	2,320	2,531
Southern State Municipal Power Agency, Power Supply System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/12	600	607
		34,836

Mississippi – 0.3%

De Soto County School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 5/1/12	200	204

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,860

Mississippi State G.O. Unlimited Refunding Bonds, 5.75%, 12/1/11	510	515
Rankin County School District G.O. Unlimited Bonds (AGM Insured), 5.00%, 10/1/11	500	500
		4,079

Missouri – 0.1%

Curators of the University System Facilities Revenue Bonds, Series A, 4.25%, 11/1/12	100	104

Jackson County Reorganized School District No. 4, Blue Springs G.O. Unlimited Refunding & Improvement Bonds, Series A, 2.50%, 3/1/12	300	303

Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien, 4.25%, 5/1/12	100	102

Missouri State Highways & Transit Commission Road Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/12	150	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Missouri – 0.1% – continued

Missouri State Highways & Transit Commission Road Revenue Bonds, Series A, Prerefunded, 5.00%, 2/1/12	$365	$371
St. Louis Airport Revenue Bonds, Series A, Capital Improvement Program (NATL-RE Insured), Prerefunded, 5.38%, 7/1/12	570	592
		1,625

Nebraska – 0.5%

Douglas County School District No. 17 G.O. Unlimited Refunding Bonds, 6.00%, 6/15/12	3,490	3,631

Nebraska Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,893

Nebraska Public Power District General Revenue Bonds, Series B (NATL- RE Insured), 5.00%, 1/1/12	150	152

Nebraska Public Power District General Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/13	350	370
Omaha Sanitary & Sewer Revenue Refunding Bonds, Series A, 2.00%, 12/1/12	250	255
		6,301

Nevada – 1.3%

Clark County School Building District G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,263

Clark County School Building District G.O. Limited Bonds, Series C (NATL- RE Insured), 5.00%, 6/15/12	2,350	2,423

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,233

Clark County School District G.O. Limited Refunding Bonds (AGM Insured), 5.50%, 6/15/12	620	642

Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,339

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Nevada – 1.3% – continued

Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	$1,225	$1,297

Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 6/1/13	1,600	1,707

Las Vegas Valley Water District G.O. Limited Tax, Series D, 5.00%, 6/1/15	770	874

Las Vegas-Clark County Library District G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.25%, 2/1/12	230	233
Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 2/1/12	375	381
		15,392

New Hampshire – 0.7%

Cheshire County G.O. Unlimited Bonds (NATL-RE Insured), 4.25%, 10/1/12	800	832

Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,511

New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems, 5.00%, 7/1/14	3,000	3,310
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 5/1/12	2,500	2,570
		8,223

New Jersey – 3.6%

Dover Township General Improvement Golf Course Utility G.O. Unlimited Bonds (NATL-RE FGIC Insured), 3.00%, 3/1/12	120	121

Essex County Improvement G.O. Unlimited Bonds, Series A, 4.00%, 8/1/12	230	237

Lacey Township Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured School Board Resource Fund), 5.00%, 11/1/11	400	402

Mercer County College G.O. Unlimited Bonds, 4.00%, 6/1/12	275	282

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New Jersey – 3.6% – continued

Middlesex County Improvement Authority Lease Revenue Bonds, Capital Equipment (County Gtd.), 4.50%, 9/15/12	$100	$104

Morris County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/12	100	102

New Jersey Economic Development Authority Revenue Refunding Bonds, Small Project Loan Program, 5.00%, 8/15/12	275	286

New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series F, 5.00%, 6/15/12	100	103

New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series T-3 (AGM Insured), 5.00%, Mandatory Put 9/1/14	2,500	2,746

New Jersey Economic Development Authority School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,000	11,411

New Jersey State Educational Facilities Authority Princeton Theological Revenue Bonds, Series A, 3.00%, 7/1/12	200	204

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,674

New Jersey State G.O. Unlimited Refunding Bonds, Series Q, 5.00%, 8/15/17	10,000	11,841

New Jersey State Transit Corp. COP, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,197

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D, Unrefunded Balance (AMBAC Insured), 5.00%, 6/15/18	4,000	4,380

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/12	245	258

Ocean County General Improvement G.O. Unlimited Bonds (XLCA Insured), 4.00%, 8/1/12	190	196

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New Jersey – 3.6% – continued

Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	$4,315	$4,620

Union County G.O. Unlimited Bonds, Vocational Technology School (School Board Resource Fund Insured), 3.00%, 3/1/18	460	496
Wayne Township G.O. Unlimited Bonds (AGM Insured), 3.75%, 11/1/12	345	358
		44,018

New Mexico – 1.7%

Albuquerque City G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,721

Albuquerque City General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,773

Los Alamos County Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,058

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,983
Santa Fe Public School District G.O. Unlimited Bonds (AGM Insured State Aid Withhholding), 4.00%, 8/1/12	100	103
		20,638

New York – 8.2%

Buffalo School G.O. Unlimited Bonds, Series D (NATL-RE FGIC Insured State Aid Withholding), Economic Defeased To Call Date, 5.50%, 12/15/12	250	253

Hempstead Town G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 4.50%, 8/1/12	100	104

Lake Success G.O. Unlimited Bonds, Series B, 3.50%, 12/1/11	200	201

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,305

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (AGM Insured), 5.00%, 11/15/11	100	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	$2,235	$2,572

Metropolitan Transportation Authority Revenue Refunding Bonds, Series E (NATL-RE Insured), 5.25%, 11/15/11	125	126

5.50%, 11/15/12	335	353

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured), 5.00%, 11/15/12	4,000	4,197

New York City G.O. Unlimited Bonds, Series 2008-A-1, 5.00%, 8/1/12	325	338

New York City G.O. Unlimited Bonds, Series A, 3.75%, 8/1/12	100	103

New York City G.O. Unlimited Bonds, Series B, Unrefunded Balance, 5.50%, 12/1/11	80	81

New York City G.O. Unlimited Bonds, Series C, 4.25%, 1/1/12	250	253

5.00%, 8/1/12	245	255

5.50%, 8/1/12	295	308

New York City G.O. Unlimited Bonds, Series I, 4.50%, 8/1/12	100	104

New York City G.O. Unlimited Bonds, Series M, Escrowed to Maturity, 5.00%, 4/1/12	150	154

New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,782

New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp. Insured), 5.00%, 2/15/13	5,000	5,279

New York City Municipal Water Finance Authority Revenue Bonds, Series A (AMBAC Insured), Escrowed to Maturity, 5.88%, 6/15/12	100	104

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.25%, 8/1/13	5,035	5,485

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

New York City Transitional Finance Authority Future TRB, Unrefunded Balance, 3.50%, 8/1/12	$175	$180

New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured, 5.00%, 11/1/15	5,000	5,810

New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, 5.25%, 8/1/12	250	261

New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (AGM Insured), 3.63%, 2/1/12	100	101

New York City Transitional Finance Authority Revenue Bonds, Subseries A-3, Future Tax Secured, 3.00%, 8/1/12	230	235

New York City Transitional Finance Authority Revenue Bonds, Sub-Series E, Future Tax Secured, 4.00%, 11/1/12	195	203

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured, 5.00%, 11/1/15	8,400	9,783

New York State Dormitory Authority Educational Facilities Revenue Bonds, Series A (FGIC Insured), Prerefunded, 4.88%, 5/15/12	150	156

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Cornell University, 3.00%, 7/1/12	200	204

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,192

5.00%, 10/1/17	2,880	3,336

New York State Dormitory Authority Personal Education Income TRB, Series A, 5.00%, 3/15/16	1,265	1,476

New York State Dormitory Authority Personal Education Income TRB, Series D, 4.00%, 3/15/12	250	254

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

New York State Dormitory Authority Personal Income TRB, Series A, Economic Development & Housing, 5.00%, 12/15/12	$170	$180

New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/13	5,000	5,293

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, City University System Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,518

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	2,810	3,091

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series F, Mental Health Services Facilities Improvement, 3.75%, 2/15/12	250	253

New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract, 3.00%, 7/1/12	475	484

New York State Dormitory Authority Third General Resources Revenue Bonds, Series A, 3.50%, 11/15/11	200	201

New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series A, Municipal Water Finance Authority Project, 3.25%, 6/15/12	100	102

New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project, 5.25%, 6/15/21	6,510	6,711

New York State Environmental Facilities Corp. Clean Water & Drinking Water Revolving Funds Revenue Bonds, Series A, 5.00%, 6/15/12	100	103

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series A, 5.00%, 6/15/12	$100	$103

New York State G.O. Unlimited Bonds, Series A, 4.00%, 3/1/13	150	158

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured), 5.00%, 4/1/12	100	102

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A-1, Sub Lien (AGM G.O. of Corp. Insured), 5.00%, 4/1/13	165	177

New York State Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State Aid Withholding), 5.25%, 12/1/11	250	252

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, Series B, Second General Lien (AGM Insured), 5.00%, 4/1/12	100	102

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Refunding Bonds, Series C (NATL-RE Insured), 5.50%, 4/1/12	200	205

New York State Thruway Authority Highway & Bridge Trust Funds Revenue Bonds, Second Series B (NATL-RE FGIC Insured), 5.00%, 4/1/13	150	160

New York State Thruway Authority Highway & Bridge Trust Funds Revenue Bonds, Series B (AMBAC Insured) Prerefunded, 5.00%, 4/1/12	125	128

New York State Thruway Authority Personal Income TRB, Series A, 4.00%, 3/15/12	100	102

5.00%, 3/15/12	150	153

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	1,000	1,105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A (NATL-RE Insured), 2.88%, 4/1/12	$100	$101

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,315

New York State Thruway Authority Service Contract Revenue Bonds, Local Highway & Bridge Service Contract, 5.50%, 4/1/12	200	205

New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge Service Contract, 5.00%, 4/1/15	4,500	5,101

New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	3,000	3,196

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 12/15/12	125	132

New York State Urban Development Corp. Personal Income TRB, Series B (NATL-RE Insured), 5.00%, 3/15/12	150	153

New York State Urban Development Corp. Personal Income TRB, Series B-1, 5.00%, 3/15/16	2,075	2,421

New York State Urban Development Corp. Personal Income TRB, Series C, 4.50%, 3/15/13	150	159

New York State Urban Development Corp. Revenue Refunding Bonds, Service Contract, 5.00%, 1/1/12	100	101

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,439

Orange County G.O. Unlimited Refunding Bonds, Series B, 3.38%, 7/15/12	250	256

Suffolk County Public Improvement G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 5/1/12	250	257

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

New York – 8.2% – continued

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 11/15/11	$240	$241

5.25%, 11/15/18	5,000	5,266
		99,675

North Carolina – 1.2%

Charlotte City G.O. Unlimited Refunding Bonds, Series 2005, 5.00%, 6/1/12	110	114

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,752

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B, Prerefunded, 4.25%, 2/1/12	355	360

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/12	2,550	2,601
Wilmington City G.O. Unlimited Bonds, Series A, 3.50%, 9/1/12	100	103
		14,930

Ohio – 3.7%

Cincinnati City School District G.O. Unlimited Bonds, Classroom Facilities Constructions & Improvement, 5.00%, 12/1/12	3,000	3,161

Columbus G.O. Unlimited Bonds, Series A, 5.00%, 6/1/15	2,500	2,883

Dublin City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement, Prerefunded, 5.38%, 12/1/12	110	117

Lorain County Justice Center G.O. Limited Bonds (NATL-RE FGIC Insured), Prerefunded, 5.50%, 12/1/12	195	207

Montgomery County Various Purpose G.O. Limited Refunding Bonds, 1.50%, 12/1/12	2,550	2,580

Ohio State Common School G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,962

Ohio State Common School G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,820

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Ohio – 3.7% – continued

Ohio State Higher Education G.O. Unlimited Bonds, Series B, Prerefunded, 5.25%, 11/1/12	$210	$221

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	8,423

Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series A, 3.75%, 9/1/12	100	103

Ohio State New Infrastructure Major Project Revenue Bonds, Series 2007-1 (AGM Insured), 5.00%, 6/15/13	210	226

Ohio State University General Receipts Revenue Bonds, Series A, 5.25%, 12/1/12	175	185

Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded, 5.00%, 12/1/12	2,035	2,147

Ohio State University General Receipts Revenue Refunding Bonds, Series A, 5.00%, 12/1/14	5,000	5,672

Ohio State Water Development Authority Revenue Bonds, Fresh Water, 5.00%, 6/1/12	220	227

Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/14	2,250	2,562

Olentangy Local School District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement, Prerefunded, 5.25%, 12/1/12	200	212

University of Akron General Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,795

University of Cincinnati General Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	2,110	2,255

5.00%, 6/1/14	1,795	1,977
		45,735

Oklahoma – 0.3%

Oklahoma Department of Transportation Revenue Bonds Grant Anticipation Notes, Series A, 5.00%, 9/1/12	100	104

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Oklahoma – 0.3% – continued

Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	$1,575	$1,764

Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Master Trust, 5.00%, 4/1/12	165	169

Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/12	1,000	1,012

2.00%, 6/1/14	270	279
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series B, 4.00%, 8/1/12	225	232
		3,560

Oregon – 3.1%

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,857

Oregon State Department of Administrative Services COP, Series C, 5.00%, 11/1/14	2,895	3,262

Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/14	5,670	6,389

Oregon State G.O. Limited Tax Anticipation Notes, 2.00%, 6/29/12	20,000	20,268

Portland Community College District G.O. Unlimited Bonds, 3.00%, 6/15/12	100	102

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,738

Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured), 5.00%, 6/1/12	1,800	1,858
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series B (AGM Insured), 5.00%, 6/1/12	225	232
		37,706

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Pennsylvania – 2.7%

Delaware River Joint Toll Bridge Commission Revenue Bonds, 5.25%, 7/1/12	$250	$258

Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded, 5.38%, 8/15/13	1,000	1,092

Pennsylvania State G.O. Unlimited Bonds, First Series (NATL-RE Insured), 5.00%, 1/1/13	220	233

Pennsylvania State G.O. Unlimited Bonds, Second Series (AGM Insured), Prerefunded, 5.50%, 5/1/12	250	258

Pennsylvania State G.O. Unlimited Bonds, Second Series A, 5.00%, 5/1/12	135	139

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	17,342

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,996

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 7/15/12	300	311
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured), 5.00%, 9/15/14	6,000	6,786
		32,415

Rhode Island – 0.0%

Rhode Island Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	150	169
Rhode Island Clean Water Finance Agency Water PCR Bonds, 5.00%, 10/1/12	100	105
		274

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

South Carolina – 1.9%

Greenville County School District Installment Purchase Revenue Refunding Bonds, Building Equity Sooner Tomorrow, Prerefunded, 5.50%, 12/1/12	$1,140	$1,221

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,853

South Carolina Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 1/1/12	100	102

South Carolina Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	11,487

South Carolina State Economic Development G.O. Unlimited Bonds, Series A, 5.00%, 3/1/12	100	102

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.00%, 1/1/12	600	607

South Carolina State Public Service Authority Revenue Refunding Bonds, Series D (AGM Insured), 5.25%, 1/1/13	220	234

South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/1/11	245	245

5.00%, 10/1/12	500	522

South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.00%, 10/1/11	225	225

South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (XLCA Insured), 5.00%, 10/1/11	575	575
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 10/1/11	500	500
		22,673

Tennessee – 2.1%

Knox County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/12	150	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Tennessee – 2.1% – continued

Metropolitan Government Nashville & Davidson County G.O. Unlimited Bonds, Escrowed to Maturity, 5.00%, 4/1/12	$200	$205

Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 7/1/12	5,000	5,141

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University), 5.25%, 10/1/15	5,000	5,865

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University), 5.00%, 10/1/12	1,600	1,676

Shelby County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/15	5,000	5,739

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,756
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,123
		25,658

Texas – 7.7%

Alamo Community College District Combined Fee Revenue Refunding Bonds (AGM Insured), 5.00%, 11/1/11	250	251

Bell County G.O. Limited Tax Notes, Prerefunded, 5.00%, 2/15/12	1,095	1,115

Bell County G.O. Limited Tax Notes, Unrefunded Balance, 5.00%, 2/15/15	905	920

Carrollton Improvement G.O. Limited Refunding Bonds, 2.00%, 8/15/12	250	254

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,796

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Texas – 7.7% – continued

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	$7,000	$7,688

Dallas City G.O. Limited Bonds, 5.00%, 2/15/12	275	280

Dallas City G.O. Limited Bonds, Equipment Acquisition Contractual Obligation, 4.00%, 8/15/12	500	516

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 5.50%, 2/15/17	10,000	12,140

Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/11	3,435	3,435

5.00%, 10/1/12	250	262

Deer Park Independent School District G.O. Limited Tax Bonds (AGM Insured), 5.00%, 2/15/12	250	255

El Paso Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 4.00%, 3/1/12	100	102

Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,057

Grand Prairie Independent School District G.O. Unlimited Bonds (AGM Insured), 5.75%, 2/15/12	120	123

Harris County G.O. Limited Refunding Bonds, Series A, Permanent Improvement, 4.00%, 10/1/12	100	104

Harris County Metropolitan Transit Authority Sales & Use TRB, Series A, 5.00%, 11/1/19	2,705	3,252

Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Lien, (NATL-RE FGIC Insured), 6.00%, 8/1/12	150	157

Harris County Toll Road G.O. Unlimited Refunding Bonds, Sub Series (AGM Insured), Prerefunded, 5.25%, 8/15/12	500	522

Harris County Toll Road Revenue Refunding Bonds, Senior Lien (AGM Insured), Prerefunded, 5.38%, 8/15/12	150	157

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Texas – 7.7% – continued

Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), 5.00%, 3/1/19	$3,000	$3,335

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,930

La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, (PSF Gtd.), 1.00%, 8/1/13 (2)	125	124

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/12	145	149

5.00%, 5/15/13	500	535

Lower Colorado River Authority Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 5/15/15	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured), 6.00%, 5/15/12	1,075	1,080

Lower Colorado River Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 5/15/13	1,000	1,070

5.00%, 5/15/15	1,575	1,794

Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured), 5.38%, 5/15/14	1,235	1,271

Lubbock County G.O. Limited Bonds (NATL-RE FGIC Insured), 4.00%, 2/15/13	350	367

Lubbock Waterworks G.O. Limited Certificates, Series A, 2.00%, 2/15/12	825	830

Mansfield State G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 2/15/12	150	153

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/12	2,000	2,022

Plano Independent School District G.O. Unlimited Bonds, Series A, School Building, 5.00%, 2/15/12	1,000	1,018

San Antonio Electric & Gas Revenue Refunding Bonds, Series A, 5.50%, 2/1/12	1,510	1,537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Texas – 7.7% – continued

San Antonio Electric & Gas Revenue Refunding Bonds, Unrefunded Balance, 5.25%, 2/1/13	$190	$202

San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 8/1/12	1,585	1,635

San Marcos G.O. Limited Certificates (AMBAC Insured), Prerefunded, 4.00%, 8/15/12	250	258

San Marcos Waterworks & Wastewater System Revenue Bonds (AGM Insured), Prerefunded, 4.45%, 8/15/12	175	178

Tarrant County G.O. Limited Tax Notes, 4.00%, 7/15/12	150	154

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	8,154

Texas State PFA G.O. Unlimited Refunding Bonds, 5.50%, 10/1/12	2,260	2,378

Texas State Transportation Commission First Tier Revenue Bonds, 5.00%, 4/1/12	125	128

Texas State Transportation TRANS, Series A, 2.50%, 8/30/12	17,500	17,864

Texas University Financing System Revenue Bonds, Series C, 5.25%, 8/15/12	500	522

Texas University Financing System Revenue Refunding Bonds, Series A, 5.00%, 8/15/12	100	104
Travis County G.O. Limited Certificates, 4.00%, 3/1/12	150	152
		93,336

Utah – 3.1%

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty), 5.00%, 6/1/18	7,540	9,193

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A, 5.00%, 7/1/12	10,000	10,351

5.50%, 7/1/14	3,500	3,759

Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	705

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Utah – 3.1% – continued

Utah State G.O. Unlimited Bonds, Series C, 3.00%, 7/1/12	$1,000	$1,021

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,791
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,039
		37,859

Virginia – 4.8%

Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,641

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,960

Henrico County Public Improvement G.O. Unlimited Bonds, Series A, 2.00%, 8/1/12	1,790	1,816

Leesburg G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured State Aid Withholding), 4.00%, 9/15/12	125	129

Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	12,107

Loudoun County G.O. Unlimited Bonds, Series B, Public Improvement Project (State Aid Withholding), 5.00%, 12/1/13	1,000	1,100

Virginia College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, 5.00%, 2/1/17	1,750	2,079

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B (State Appropriation Insured), 5.00%, 8/1/16	5,000	5,915

Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B, 5.00%, 8/1/12	1,355	1,409

Virginia State Public School Authority School Educational Technology Notes, Series VIII, 5.00%, 4/15/12	150	154

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Virginia – 4.8% – continued

Virginia State Public School Authority School Financing 1997 Revenue Bonds, Series B-1 (State Aid Witholding), 5.00%, 8/1/16	$1,000	$1,183

Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	10,000	12,198
Virginia State Resources Non Ace Authority Infrastructure Revenue Bonds, Senior Series A, Pooled Financing Program, 5.00%, 11/1/15	4,025	4,691
		58,382

Washington – 3.9%

Energy Northwest Electric Revenue Bonds, Series A, Unrefunded Balance, 5.50%, 7/1/12	200	208

Energy Northwest Electric Revenue Bonds, Series F, Columbia Generating (NATL-RE Insured), 5.00%, 7/1/12	125	129

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1, 5.00%, 7/1/12	1,270	1,315

5.00%, 7/1/14	3,500	3,916

5.50%, 7/1/14	1,200	1,359

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, 5.00%, 7/1/15	5,000	5,757

5.00%, 7/1/18	10,000	12,001

Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3, 5.00%, 7/1/12	150	155

Energy Northwest Electric Revenue Refunding Bonds, Series D, Project 1, 5.00%, 7/1/12	5,615	5,816

Energy Northwest Electric Revenue Refunding Bonds, Series D, Columbia Generating, 5.00%, 7/1/12	1,110	1,150

Franklin County Public Utility District No. 1 Revenue Refunding Bonds (NATL-RE Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,050

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Washington – 3.9% – continued

King County Sewer Revenue Refunding Bonds, Series B (AGM Insured), Prerefunded, 5.50%, 1/1/12	$1,500	$1,520

Pierce County School District No. 320 Sumner G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured), 4.00%, 12/1/12	100	104

Port Seattle Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 7/1/12	200	207

Snohomish County Limited Tax G.O. Bonds (NATL-RE Insured), Prerefunded, 5.25%, 12/1/11	325	328

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,392

Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded, 5.25%, 12/1/11	3,000	3,025
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	6,214
		47,646

Wisconsin – 2.9%

Dane County G.O. Unlimited Refunding Bonds, Series E, 2.00%, 6/1/12	1,795	1,816

Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 3.00%, 2/15/13	150	155

5.00%, 2/15/16	4,300	4,993

Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured), 5.00%, 2/15/12	2,575	2,620

Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,401

Milwaukee County Metropolitan Sewer District Sewage System G.O. Unlimited Bonds, Series F, 3.25%, 10/1/11	500	500

Racine Water Works System Mortgage Revenue Bonds (NATL-RE Insured), 4.00%, 9/1/12	100	103

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.8% – continued

Wisconsin – 2.9% – continued

Waukesha County G.O. Unlimited Promissory Notes, 1.25%, 4/1/12	$3,660	$3,678

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,294

Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded, 5.50%, 5/1/12	1,000	1,031

Wisconsin State Revenue Notes, 2.00%, 6/15/12	10,000	10,124
Wisconsin State Transportation Revenue Refunding Bonds (AGM Insured), 5.25%, 7/1/12	225	234
		35,949

Wyoming – 0.2%
Campbell County Recreation Project Power Board Lease Revenue Bonds, 5.00%, 6/15/12	3,000	3,092
Total Municipal Bonds
(Cost $1,147,965)		1,191,495

	NUMBER OF SHARES	VALUE (000S)

INVES TMENT COMPANIES – 0.9%

AIM Tax-Free Cash Reserve Portfolio	95,909	$96
Northern Institutional Funds–Tax-Exempt Portfolio (3)(4)	11,090,951	11,091
Total Investment Companies
(Cost $11,187)		11,187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue, 2.00%, 10/6/11	$4,700	$4,700
Total Short-Term Investments
(Cost $4,700)		4,700

Total Investments – 99.1%
(Cost $1,163,852)		1,207,382
Other Assets less Liabilities – 0.9%		10,971
NET ASSETS – 100.0%		$1,218,353

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $185,149,000 with net sales of approximately $174,058,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	19.3%
General Obligations	35.1
Power	7.3
School District	14.3
Transportation	6.2
All other sectors less than 5%	17.8

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	27.3%
AA	54.9
A	6.5
Not Rated	0.1
Cash and Equivalents	0.9
SP1+/MIG1	9.9
SP1/MIG1	0.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,191,495(1)	$–	$1,191,495
Investment Companies	11,187	–	–	11,187
Short-Term Investments	–	4,700	–	4,700

Total Investments	$11,187	$1,196,195	$–	$1,207,382

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1%

Alaska – 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	$3,000	$3,129

Arizona – 1.7%

Arizona District Agricultural Improvement Revenue Refunding Bonds, Series A, Salt River Power Project, 5.00%, 12/1/28 (1)	5,000	5,660

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,620
Phoenix Civic Improvement Corp. Subordinated TRB, Series A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,139
		16,419

California – 13.3%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	10,000	12,445

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,630

California Educational Facilities Authority Revenue Bonds, Claremont McKenna College, 5.00%, 1/1/39	5,000	5,283

California State Department of Veteran Affairs Home Purpose Revenue Bonds, Sub Series A-3, 4.50%, 12/1/23	3,955	3,980

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	130	130

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,243

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/41	20,000	20,583

Carlsbad Unified School District Election G.O. Unlimited Convertible Bonds, Series B, 3.19%, 5/1/34 (2)	2,500	1,714

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 13.3% – continued

Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured), 10.88%, 2/1/32 (2)	$5,800	$1,619

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/32	5,000	5,335

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,163

Hartnell Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 2002, 5.71%, 8/1/34 (2)	4,500	2,588

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,057

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), 5.00%, 10/1/21	1,000	1,076

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,042

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,513

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	7,020	7,643

Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005, 7.51%, 8/1/33 (2)	10,000	2,931

10.92%, 8/1/36 (2)	5,000	1,209

11.92%, 8/1/37 (2)	5,000	1,110

24.29%, 8/1/41 (2)	25,000	3,279

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,347

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 5.25%, 3/1/22	3,155	3,482

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 13.3% – continued

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E, 5.25%, 5/1/32	$5,000	$5,271

San Joaquin County Transportation Authority Measure K Sales Limited TRB, Series A, 5.25%, 3/1/31	5,000	5,437

San Mateo Union High School District Capital Appreciation Convertible G.O. Unlimited Bonds, Series A, Election 2010, 6.97%, 9/1/41 (2)	9,000	3,511

San Mateo Union High School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006, 10.34%, 9/1/41 (2)	9,025	2,474

7.37%, 7/1/51 (2)	2,500	630

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1 Election 2008, 6.00%, 7/1/43	1,100	1,263

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,758

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	5,375	5,740
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	7,000	7,679
		129,165

Colorado – 1.9%

Colorado Department of Transportation Revenue Refunding Bonds, Anticipation Notes, 5.00%, 12/15/16	10,000	11,794

Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	1,000	1,017

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Colorado – 1.9% – continued
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	$2,275	$2,283
		18,358

Connecticut – 0.1%
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	790	838

Delaware – 0.2%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), Senior SFM (AGM Insured), 5.80%, 7/1/35	2,315	2,421

District of Columbia – 2.4%

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,100
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	22,164
		23,264

Florida – 4.9%

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	700	702

Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	810	887

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	392

Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	9,535	11,027

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	10,855

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Florida – 4.9% – continued

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	$2,000	$2,323

6.25%, 10/1/31	3,000	3,452

Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,666

Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Sub Series D, Escrowed to Maturity, 6.75%, 10/1/17	7,700	9,012

Orlando-Orange County Expressway Authority Revenue Bonds, Series A, 5.00%, 7/1/35	1,000	1,054
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,875	5,321
		47,691

Georgia – 1.4%

Athens-Clarke County Unified Government Water & Sewer Revenue Bonds, 5.50%, 1/1/38	7,500	8,281

Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities-Lanier Village, 7.25%, 11/15/29	2,000	2,004

Georgia Municipal Electric Authority Power Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,652
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	900	904
		13,841

Hawaii – 2.8%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,362

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,101

Honolulu City & County Waste Water System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	15,000	15,538

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Hawaii – 2.8% – continued
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	$5,000	$5,482
		27,483

Illinois – 12.7%

Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured), 13.34%, 1/1/33 (2)	505	133

Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), 5.50%, 12/1/30	2,990	3,238

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,000

Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds (AMT) (AMBAC Insured), 5.50%, 1/1/18	5,000	5,039

Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	11,000	11,323

Chicago O’Hare International Airport Third Lien General Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 1/1/28	5,000	5,085

Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	5,505	5,791

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	783

Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,285

5.25%, 3/1/40	2,500	2,655

Illinois Finance Authority Revenue Bonds, Series A, DePaul University, 6.13%, 10/1/40	5,000	5,429

Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,305

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Illinois – 12.7% – continued

Illinois State Sales TRB, 5.25%, 6/15/24	$5,000	$5,297

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,148

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,337

Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B, McCormick Place (AGM Insured), 5.00%, 6/15/50	12,500	12,478

Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B-2, McCormick Expansion Project, 5.00%, 6/15/50	3,000	2,979

5.20%, 6/15/50	5,000	5,056

Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	5,000	5,021

Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,389

Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured), 6.00%, 7/1/33	15,000	18,006
Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,517
		123,294

Indiana – 2.7%

Hamilton County Public Building Corp. First Mortgage Revenue Bonds, 7.25%, 8/1/13	4,200	4,528

Indiana Finance Authority Wastewater Utilities Revenue Bonds, Series A, First Lien – CWA, 5.25%, 10/1/38	2,500	2,700

5.00%, 10/1/41	4,500	4,735

Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	5,620	6,477

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Indiana – 2.7% – continued

Indianapolis Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	$3,280	$3,501

Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (AGM Insured), 6.00%, 5/1/29	2,000	2,003
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 1/10/24	1,815	2,103
		26,047

Kansas – 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,711

Kentucky – 1.0%
Louisville & Jefferson County Metropolitan District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.50%, 11/15/11	10,000	10,167

Louisiana – 0.6%
East Baton Rouge Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,351

Maryland – 0.8%

Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,729
Montgomery County Housing Development Opportunities Commission Multifamily Revenue Bonds, Series A, 6.10%, 7/1/30	1,500	1,502
		8,231

Massachusetts – 6.0%

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/26	2,500	3,072

Massachusetts Bay Transportation Authority Sales TRB, Series C, 5.50%, 7/1/24	4,600	5,830

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Massachusetts – 6.0% – continued

Massachusetts State G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), 5.50%, 8/1/30	$4,150	$5,182

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,868

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,358

Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured), 5.00%, 8/15/30	5,000	5,242

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	10,000	11,492

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Sub Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,879
Massachusetts Water Resources Authority Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/27	10,000	12,334
		58,257

Michigan – 2.0%

Michigan State Building Authority Revenue Refunding Bonds, Series I-A, Facilities Program, 5.50%, 10/15/45	2,565	2,809

Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.38%, 10/15/36	5,000	5,477

Michigan State Finance Authority State Aid Revenue Notes, Series C-2, 2.00%, 8/20/12	10,000	10,152
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured), 5.38%, 12/1/15	1,000	1,056
		19,494

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Minnesota – 0.6%

Farmington Independent School District Building No. 192 G.O. Unlimited Bonds, Series B (AGM School District Credit Program Insured), 5.00%, 2/1/26	$5,000	$5,419

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	280	292
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	380	384
		6,095

Mississippi – 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	35	37

Nebraska – 0.3%
Omaha Public Power District Electric Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,750

Nevada – 1.0%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	2,000	2,117

Clark County Passenger Facility Charge Revenue Bonds, Series A, Las Vegas-McCarran Airport, 5.00%, 7/1/30	5,000	5,181
Clark County Passenger Facility Charge Revenue Bonds, Series A-1, (AMT) Las Vegas-McCarran Airport (AMBAC Insured), 5.00%, 7/1/26	2,820	2,859
		10,157

New Hampshire – 1.2%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	10,890	12,069

New Jersey – 1.3%

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	465

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

New Jersey – 1.3% – continued

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 2.21%, 1/1/35 (2)	$5,000	$4,357

New Jersey Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C (AMBAC Insured), 7.15%, 12/15/25 (2)	3,000	1,447

7.45%, 12/15/26 (2)	10,110	4,503

9.49%, 12/15/28 (2)	5,000	1,936
		12,708

New Mexico – 0.4%
New Mexico Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/FNMA/ FHLMC Securities), 5.00%, 9/1/26	3,525	3,715

New York –16.3%

Long Island Power Authority Electric System General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,666

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	10,889

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/15/21	5,000	5,671

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	15,000	15,574

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,510

New York City Municipal Water Finance Authority & Sewer Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,424

New York City Transitional Finance Authority Future Tax Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.25%, 2/1/13	4,880	5,199

New York City Transitional Finance Authority Future Tax Revenue Bonds, Second Series C, 5.00%, 11/1/39	10,000	10,858

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

New York – 16.3% – continued

New York City Transitional Finance Authority Future Tax Revenue Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 2/1/17	$120	$127

New York State Dormitory Authority Non-State Supported Debt Revenue Bonds, Series A, Court Facilities Lease (AMBAC Insured), 5.50%, 5/15/28	5,000	5,851

New York State Dormitory Authority Non-State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding), 5.25%, 10/1/23	5,000	5,651

New York State Dormitory Authority Personal Education Income Refunding TRB, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	6,343

New York State Dormitory Authority Personal Education Income TRB, Series B, 5.75%, 3/15/36	11,980	13,677

New York State Dormitory Authority Personal General Purpose TRB, Series C, 5.00%, 3/15/26	3,900	4,459

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	10,873

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds Pool Financing Program, 5.50%, 4/15/35	5,000	6,397

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,871

5.00%, 3/15/25	3,500	4,041

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/15/32	5,000	5,317

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,611

5.00%, 10/15/24	10,000	10,980

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

New York – 16.3% – continued
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	$2,500	$2,684
		158,673

North Carolina – 1.1%

North Carolina Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,487
North Carolina Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,406
		10,893

Ohio – 1.3%

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/29	2,000	2,231
4.00%, 9/15/30	10,795	10,804
		13,035
Oklahoma – 0.2%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	2,245	2,324

Oregon – 1.6%
Oregon State G.O. Limited Tax Anticipation Notes, 2.00%, 6/29/12	15,000	15,201

Pennsylvania – 0.2%
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,485

Puerto Rico – 0.6%
Puerto Rico Sales Tax Financing Corp. TRB, First Subordinate Series A, 6.38%, 8/1/39	5,000	5,554

South Carolina – 4.2%
Charleston County Capital Improvement Transition G.O. Unlimited Bonds (State Aid Withholding Insured), 4.00%, 11/1/29	5,000	5,176

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

South Carolina – 4.2% – continued

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	$5,995	$6,977

Richland County School District No. 001 G.O. Unlimited Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	4,250	5,152

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	11,500	12,698
South Carolina State Public Service Authority Revenue Refunding Bonds, Series C, Santee Cooper, 5.00%, 12/1/36(1)	10,000	10,933
		40,936

Texas – 9.1%

Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,136

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	866

Duncanville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 4.75%, 2/15/32	375	387

Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.), 6.00%, 8/15/38	5,000	5,900

Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.), 5.00%, 8/15/35	10,695	10,919

Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 14.33%, 8/15/29 (2)	12,505	4,377

Harris County Metropolitan Transit Authority Sales & Use Tax Revenue Bonds, Series A, 5.00%, 11/1/36	3,000	3,278

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	5,000	5,064

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

Texas – 9.1% – continued

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	$10,000	$11,310

North East Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 2/1/27	7,500	9,269

North Texas Tollway Authority Capital Appreciation Convertible Revenue Bonds, Series C, Special Projects System, 2.87%, 9/1/45 (2)	5,000	3,347

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,033

6.00%, 10/1/21	1,250	1,278
Texas State Tax & Revenue Anticipation Notes, Series A, 2.50%, 8/30/12	25,000	25,520
		88,684

Utah – 0.3%
Utah Transit Authority Sales Refunding TRB, Series C (AGM Insured), 5.25%, 6/15/29	2,000	2,435

Washington – 1.9%

King County Sewer Revenue Bonds, 5.00%, 1/1/39	6,400	6,820

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,224
Washington State Various Purpose G.O. Unlimited Bonds, Series A, 4.00%, 8/1/27	5,355	5,490
		18,534

West Virginia – 0.2%
West Virginia State University Projects Revenue Bonds, Series B, 5.00%, 10/1/36 (1)	2,000	2,164

Wisconsin – 0.3%
Wisconsin State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/27	2,500	2,849
Total Municipal Bonds
(Cost $895,424)		945,459

	NUMBER OF SHARES	VALUE (000s)

INVESTMENT COMPANIES – 5.5%
Northern Institutional Funds – Tax-Exempt Portfolio (3)(4)	53,045,025	$53,045
Total Investment Companies
(Cost $53,045)		53,045

Total Investments – 102.6%
(Cost $948,469)		998,504
Liabilities less Other Assets – (2.6)%		(25,020)
NET ASSETS – 100.0%		$973,484

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $50,363,000 with net purchases of approximately $2,682,000 during the six months ended September 30, 2011.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.3%
Financials	5.3
General	23.3
General Obligation	10.9
Higher Education	5.2
Power	6.2
School District	10.8
Transportation	7.8
Water	14.5
All other sectors less than 5%	10.7

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	26.2%
AA	46.1
A	15.7
BBB	1.4
Not rated	0.2
Cash and Equivalents	5.3
SP1+/MIG1	5.1

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$945,459(1)	$–	$945,459
Investment Companies	53,045	–	–	53,045

Total Investments	$53,045	$945,459	$–	$998,504

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA	American Capital Access	ICC	Insured Custody Certificate
AGC	Assured Guaranty Corporation	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corporation	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corporation	NATL-RE	National Public Finance Guarantee Corporation
AMT	Alternative Minimum Tax	MBIA	Municipal Bond Insurance Association
BABS	Build America Bonds	MWRA	Massachusetts Water Resources Authority
BHAC	Berkshire Hathaway Assurance Corporation	PCR	Pollution Control Revenue
COP	Certificate of Participation	PFA	Public Finance Authority
CR	Custody Receipt	PSF	Permanent School Fund
FGIC	Financial Guaranty Insurance Corporation	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	SCSDE	South Corolina School District Enhancement
FNMA	Federal National Mortgage Association	SFM	Single Family Mortgage
FSA	Financial Security Assurance	TCRS	Transferable Custodial Receipts
GNMA	Government National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
G.O.	General Obligation	TRB	Tax Revenue Bonds
Gtd.	Guaranteed	VRDB	Variable Rate Demand Bonds
HUD	Housing and Urban Development	XLCA	XL Capital Assurance
IBC	Insured Bond Certificates

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price provided by brokers. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined taking into account other similar securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Short-term investments, which are debt instruments with a maturity of 60 days or less, held by a Fund are valued at their amortized cost which, according to NTI, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares.

Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets having a fair value at least equal to the amount of the commitment. At September 30, 2011, the aggregate fair value of securities segregated to cover such commitments was approximately $62,940,000 for Arizona Tax-Exempt Fund, $121,800,000 for California Intermediate Tax-Exempt Fund, $133,889,000 for Intermediate Tax-Exempt Fund, $43,588,000 for Short-Intermediate Tax-Exempt Fund, and $179,973,000 for Tax-Exempt Fund. When-issued securities at September 30, 2011, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate as payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2011. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Cost of investments includes amortization of premiums and accretion of discounts.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME		ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES		CAPITAL STOCK
High Yield Municipal	$ —		$108			$(108)
Intermediate Tax-Exempt	—	*	—	*	—

*	There was a reclassification between these accounts which was less than $500.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010, through the fiscal year ended March 31, 2011, the following Funds incurred net

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

capital losses for which the Funds intend to treat as having been incurred in the next fiscal year:

Amounts in thousands
Arizona Tax-Exempt	$404
California Intermediate Tax-Exempt	1,815
California Tax-Exempt	1,739
High Yield Municipal	5,556
Intermediate Tax-Exempt	12,577
Tax-Exempt	14,070

At March 31, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MAR 31, 2013	MAR 31, 2014	MAR 31, 2015	MAR 31, 2016	MAR 31, 2017	MAR 31, 2018	MAR 31, 2019
High Yield Municipal	$513	$184	$358	$2,584	$13,307	$24,430	$12,268
Short-Intermediate Tax-Exempt	—	—	—	—	—	—	296

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At March 31, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$72	$ —	$ —	$238
California Intermediate Tax-Exempt	184	—	—	1,219
California Tax-Exempt	95	1	—	71
High Yield Municipal	728	5	—	(35,205)
Intermediate Tax-Exempt	1,031	1	—	(18,668)
Short-Intermediate Tax-Exempt	335	—	—	20,000
Tax-Exempt	687	1	—	(8,583)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,793	$133	$187
California Intermediate Tax-Exempt	8,845	22	1,228
California Tax-Exempt	5,624	1,945	367
High Yield Municipal	37,042	261	—
Intermediate Tax-Exempt	48,525	22,843	7,434
Short-Intermediate Tax-Exempt	18,014	42	225
Tax-Exempt	39,360	12,050	7,000

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,481	$25	$ —
California Intermediate Tax-Exempt	7,358	30	—
California Tax-Exempt	6,052	96	—
High Yield Municipal	23,544	189	—
Intermediate Tax-Exempt	43,110	9,296	2,965
Short-Intermediate Tax-Exempt	17,540	—	239
Tax-Exempt	38,791	63	994

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service.

3. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of the borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2011.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2011, the investment adviser has contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATION
Short-Intermediate Tax-Exempt	0.50%	0.70%

	CONTRACTUAL ANNUAL ADVISORY FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Tax-Exempt	0.55%	0.52%	0.50%	0.75%
High Yield Municipal	0.65%	0.61%	0.59%	0.85%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
Tax-Exempt	0.55%	0.52%	0.50%	0.75%

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its

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NOTES TO THE FINANCIAL STATEMENTS continued

shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the tables above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Arizona Tax-Exempt	0.45%
California Intermediate Tax-Exempt	0.45%
California Tax-Exempt	0.45%
High Yield Municipal	0.80%
Intermediate Tax-Exempt	0.45%
Short-Intermediate Tax-Exempt	0.45%	*
Tax-Exempt	0.45%

*	Excludes acquired fund fees or management break-points.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Northern Institutional Funds and/or Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the service organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2011.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Tax-Exempt Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, or in the California Municipal Money Market Fund (the “California Fund”), another investment portfolio of the Trust which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Arizona Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds currently invest uninvested cash in the Portfolio and the California Intermediate Tax-Exempt and California Tax-Exempt Funds currently invest uninvested cash in the California Fund of the Northern Funds. Each Fund bears indirectly a proportionate share of the Portfolio’s or California Fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio or California Fund pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio or California Fund is 0.35 and 0.45 percent, respectively. However, pursuant to the exemptive

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SEPTEMBER 30, 2011 (UNAUDITED)

order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. The reimbursement is included in Expenses reimbursed by investment adviser on the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$27,465	$ —	$27,872
California Intermediate Tax-Exempt	—	110,032	—	88,452
California Tax-Exempt	—	113,928	—	116,105
High Yield Municipal	—	48,499	—	241,126
Intermediate Tax-Exempt	—	1,125,692	—	1,127,931
Short-Intermediate Tax-Exempt	—	143,968	—	91,849
Tax-Exempt	—	757,040	—	800,810

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$6,049	$(37)	$6,012	$101,405
California Intermediate Tax-Exempt	14,327	(214)	14,113	288,069
California Tax-Exempt	7,258	(99)	7,159	113,144
High Yield Municipal	30,201	(12,450)	17,751	638,101
Intermediate Tax-Exempt	59,504	(1,975)	57,529	1,885,032
Short-Intermediate Tax-Exempt	44,253	(723)	43,530	1,163,852
Tax-Exempt	51,619	(1,584)	50,035	948,469

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,093	$11,516	24	$253	(1,167)	$(12,323)	(50)	$(554)
California Intermediate Tax-Exempt	3,965	41,047	32	328	(4,244)	(44,245)	(247)	(2,870)
California Tax-Exempt	2,366	25,881	73	799	(1,778)	(19,308)	661	7,372
High Yield Municipal	10,739	86,126	108	873	(37,229)	(303,135)	(26,382)	(216,136)
Intermediate Tax-Exempt	32,885	340,830	378	3,892	(21,147)	(216,880)	12,116	127,842
Short-Intermediate Tax-Exempt	20,371	215,915	42	440	(40,942)	(435,336)	(20,529)	(218,981)
Tax-Exempt	9,170	95,468	259	2,689	(12,162)	(125,628)	(2,733)	(27,471)

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2011 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	3,396	$35,743	84	$868	(3,301)	$(34,083)	179	$2,528
California Intermediate Tax-Exempt	9,980	102,622	83	846	(7,261)	(74,037)	2,802	29,431
California Tax-Exempt	3,260	35,315	283	3,015	(6,961)	(74,353)	(3,418)	(36,023)
High Yield Municipal	45,877	372,742	269	2,184	(38,484)	(307,905)	7,662	67,021
Intermediate Tax-Exempt	62,915	649,291	3,372	33,918	(56,119)	(571,840)	10,168	111,369
Short-Intermediate Tax-Exempt	74,020	780,008	114	1,202	(65,027)	(684,460)	9,107	96,750
Tax-Exempt	26,250	274,170	2,219	22,485	(36,085)	(370,219)	(7,616)	(73,564)

9. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

10. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, The Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the items noted above, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES	SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 86), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.75%	$1,000.00	$1,083.60	$3.92
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.75%	$1,000.00	$1,067.90	$3.89
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.75%	$1,000.00	$1,108.40	$3.96
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.85%	$1,000.00	$1,094.90	$4.46
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31	**

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.75%	$1,000.00	$1,069.90	$3.89
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FUND EXPENSES continued	SEPTEMBER 30, 2011 (UNAUDITED)

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.70%	$1,000.00	$1,023.03	$3.55
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55	**

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2011	ENDING ACCOUNT VALUE 9/30/2011	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.75%	$1,000.00	$1,094.20	$3.94
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Funds by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Funds. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ generally more conservative approach to investment management and their efforts to refine the Funds’ risk management processes, including the steps taken by Northern and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

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APPROVAL OF ADVISORY AGREEMENT continued

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. They also noted the potential impact of the relative risk parameters of the different Funds. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Funds’ performance, as well as how Northern’s investment strategies may underperform during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three-year and five-year performance. For Funds subject to in-depth reviews, the Trustees placed more emphasis on recent (one-year) performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to those Funds, and had resulted in improved performance for certain of those Funds subject to more intense review.

Based on the information received, the Trustees believed that the majority of the Funds were performing well under current market circumstances for the most recent three-year and five-year periods and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees believed that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number, of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper objective median, although each of the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. Information was also provided comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by Northern, regulatory and compliance differences, board and committee support and other differences between the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency and administration services, and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific

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SEPTEMBER 30, 2011 (UNAUDITED)

levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

11	SCHEDULES OF INVESTMENTS

11	CALIFORNIA MUNICIPAL MONEY MARKET FUND

15	MONEY MARKET FUND

20	MUNICIPAL MONEY MARKET FUND

45	U.S. GOVERNMENT MONEY MARKET FUND

48	U.S. GOVERNMENT SELECT MONEY MARKET FUND

51	ABBREVIATIONS AND OTHER INFORMATION

52	NOTES TO THE FINANCIAL STATEMENTS

58	FUND EXPENSES

59	APPROVAL OF ADVISORY AGREEMENT

63	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2011 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$425,852	$6,815,962	$6,474,958	$817,447	$2,833,057
Repurchase agreements, at cost which approximates fair value	–	998,293	–	476,266	–
Cash	1,877	–	260,333	24,743	723,578
Interest income receivable	379	6,112	3,261	1,845	2,348
Receivable for securities sold	460	–	10,635	–	–
Receivable for fund shares sold	–	110,000	–	–	11
Receivable from affiliates for expense reimbursements	22	400	338	73	221
Prepaid and other assets	4	49	33	13	25
Total Assets	428,594	7,930,816	6,749,558	1,320,387	3,559,240
LIABILITIES:
Cash overdraft	–	110,025	–	–	–
Payable for securities purchased	–	90,000	–	3,000	37,999
Payable for fund shares redeemed	15	386	181	25,022	–
Distributions to shareholders	4	62	56	11	29
Payable to affiliates:
Investment advisory fees	19	311	278	54	143
Administration fees	7	124	111	22	57
Custody and accounting fees	3	25	26	8	12
Shareholder servicing fees	–	–	–	2	–
Transfer agent fees	8	124	111	22	57
Trustee fees	12	100	64	12	20
Accrued other liabilities	19	175	129	38	70
Total Liabilities	87	201,332	956	28,191	38,387
Net Assets	$428,507	$7,729,484	$6,748,602	$1,292,196	$3,520,853
ANALYSIS OF NET ASSETS:
Capital stock	$428,518	$7,738,310	$6,748,601	$1,292,206	$3,520,868
Accumulated undistributed net investment income (loss)	(11)	(25)	1	(10)	(17)
Accumulated undistributed net realized gain (loss)	–	(8,801)	–	–	2
Net Assets	$428,507	$7,729,484	$6,748,602	$1,292,196	$3,520,853
Shares Outstanding ($.0001 par value, unlimited authorization)	428,551	7,738,353	6,748,626	1,292,239	3,520,907
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$466	$8,435	$6,890	$993	$1,660
Total Investment Income	466	8,435	6,890	993	1,660
EXPENSES:
Investment advisory fees	583	9,426	8,537	1,701	4,046
Administration fees	233	3,770	3,415	681	1,619
Custody fees	30	412	354	92	184
Accounting fees	33	387	352	78	172
Transfer agent fees	233	3,770	3,415	680	1,619
Registration fees	5	26	23	15	19
Printing fees	8	78	38	13	21
Professional fees	9	102	84	28	46
Shareholder servicing fees	–	–	–	3	–
Trustee fees	4	46	38	12	19
Other	8	59	49	15	27
Total Expenses	1,146	18,076	16,305	3,318	7,772
Less expenses reimbursed by investment adviser	(604)	(9,354)	(8,932)	(2,137)	(5,771)
Less expenses reimbursed by administrator	(93)	(1,096)	(912)	(234)	(474)
Less custodian credits	(5)	(13)	(25)	(22)	(15)
Net Expenses	444	7,613	6,436	925	1,512
Net Investment Income	22	822	454	68	148
NET REALIZED GAINS:
Net realized gains on:
Investments	–	5	–	–	2
Net Gains	–	5	–	–	2
Net Increase in Net Assets Resulting from Operations	$22	$827	$454	$68	$150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income	$22	$22	$822	$1,787
Net realized gains on:
Investments	–	5	5	293
Net Increase in Net Assets Resulting from Operations	22	27	827	2,080
CAPITAL SHARE TRANSACTIONS: (1)
Net increase (decrease) in net assets resulting from capital share transactions	(41,116)	(501,193)	309,580	(262,409)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(41,116)	(501,193)	309,580	(262,409)
DISTRIBUTIONS PAID:
From net investment income	(27)	(233)	(819)	(1,815)
Total Distributions Paid	(27)	(233)	(819)	(1,815)
Total Increase (Decrease) in Net Assets	(41,121)	(501,399)	309,588	(262,144)
NET ASSETS:
Beginning of period	469,628	971,027	7,419,896	7,682,040
End of period	$428,507	$469,628	$7,729,484	$7,419,896
Accumulated Undistributed Net Investment Income (Loss)	$(11)	$(6)	$(25)	$(28)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

`

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2011

MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$454	$1,457	$68	$226	$148	$353

–	–	–	–	2	16
454	1,457	68	226	150	369

59,860	283,745	(334,405)	181,072	397,959	(288,707)
59,860	283,745	(334,405)	181,072	397,959	(288,707)

(453)	(1,457)	(68)	(236)	(162)	(374)
(453)	(1,457)	(68)	(236)	(162)	(374)
59,861	283,745	(334,405)	181,062	397,947	(288,712)

6,688,741	6,404,996	1,626,601	1,445,539	3,122,906	3,411,618
$6,748,602	$6,688,741	$1,292,196	$1,626,601	$3,520,853	$3,122,906
$1	$ –	$(10)	$(10)	$(17)	$(3)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–(1)	–(1)	–(1)		0.01		0.03	0.03
Net realized and unrealized gains (losses)	–(2)	–(2)	–(2)		–		–	–
Total from Investment Operations	–	–	–		0.01		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–(3)	–(3)	–(3)		(0.01)		(0.03)	(0.03)
Total Distributions Paid	–	–	–		(0.01)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(4)	0.01%	0.03%	0.03%		1.11%		2.83%	3.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$428,507	$469,628	$971,027		$1,620,993		$1,604,086	$1,271,227
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.19%	0.27%	0.34	%(6)	0.57	%(7)	0.55%	0.55%
Expenses, before reimbursements and credits	0.49%	0.57%	0.72%		0.71%		0.69%	0.69%
Net investment income (loss), net of reimbursements and credits(8)	0.01%	0.00%	(0.01)%		1.08%		2.75%	2.97%
Net investment income (loss), before reimbursements and credits(8)	(0.29)%	(0.30)%	(0.39)%		0.94%		2.61%	2.83%

(1)	Per share amount from net investment income (loss) was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.03% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $360,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–(1)	–(1)	–(1)		0.01		0.04	0.05
Net realized and unrealized gains (losses)	–(2)	–(2)	–(2)		–(2)		–(2)	–
Total from Investment Operations	–	–	–		0.01		0.04	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–(3)	–(3)	–(3)		(0.01)		(0.04)	(0.05)
Total Distributions Paid	–	–	–		(0.01)		(0.04)	(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(4)	0.01%	0.03%	0.05	%(5)	1.16	%(5)	4.42%	4.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,729,484	$7,419,896	$7,682,040		$9,744,761		$11,309,359	$11,169,215
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits	0.20%	0.30%	0.47	%(7)	0.57	%(8)	0.55%	0.55%
Expenses, before reimbursements and credits	0.48%	0.55%	0.70%		0.70%		0.68%	0.68%
Net investment income, net of reimbursements and credits(9)	0.02%	0.02%	0.05%		1.18%		4.32%	4.71%
Net investment income (loss), before reimbursements and credits(9)	(0.26)%	(0.23)%	(0.18)%		1.05%		4.19%	4.58%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 0.23% and 0.97% for the fiscal years ended March 31, 2010 and 2009, respectively.
(6)	Annualized for periods less than one year.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,976,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $2,325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(9)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–(1)	–(1)	–(1)		0.01		0.03	0.03
Net realized and unrealized gains (losses)	–(2)	–(2)	–(2)		–		–	–
Total from Investment Operations	–	–	–		0.01		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–(3)	–(3)	–(3)		(0.01)		(0.03)	(0.03)
Total Distributions Paid	–	–	–		(0.01)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(4)	0.01%	0.02%	0.08%		1.26%		2.93%	3.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,748,602	$6,688,741	$6,404,996		$10,170,902		$7,326,636	$5,871,075
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.19%	0.29%	0.45	%(6)	0.57	%(7)	0.55%	0.55%
Expenses, before reimbursements and credits	0.48%	0.54%	0.70%		0.70%		0.68%	0.68%
Net investment income, net of reimbursements and credits(8)	0.01%	0.03%	0.09%		1.17%		2.84%	3.04%
Net investment income (loss), before reimbursements and credits(8)	(0.28)%	(0.22)%	(0.16)%		1.04%		2.71%	2.91%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $1,707,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–(1)	–(1)	–(1)		0.01		0.04		0.05
Net realized and unrealized gains (losses)	–(2)	–(2)	–(2)		–		–		–
Total from Investment Operations	–	–	–		0.01		0.04		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–(3)	–(3)	–(3)		(0.01)		(0.04)		(0.05)
Total Distributions Paid	–	–	–		(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.02%	0.01%		1.10%		4.24%		4.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,292,196	$1,626,601	$1,445,539		$2,347,454		$1,833,602		$822,919
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.14%	0.23%	0.32	%(6)	0.56	%(7)(8)	0.55	%(7)	0.55	%(7)
Expenses, before reimbursements and credits	0.49%	0.54%	0.71%		0.71%		0.70%		0.70%
Net investment income, net of reimbursements and credits(9)	0.01%	0.01%	0.01%		1.03%		3.94%		4.65%
Net investment income (loss), before reimbursements and credits(9)	(0.34)%	(0.30)%	(0.38)%		0.88%		3.79%		4.50%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $125,000, $98,000, and $73,000 which represents 0.01% of average net assets for the fiscal years ended March 31, 2009, 2008, and 2007, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $383,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(9)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–(1)	–(1)	–(1)		0.01		0.04	0.05
Net realized and unrealized gains (losses)	–(2)	–(2)	–(2)		–		–	–
Total from Investment Operations	–	–	–		0.01		0.04	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–(3)	–(3)	–(3)		(0.01)		(0.04)	(0.05)
Total Distributions Paid	–	–	–		(0.01)		(0.04)	(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(4)	0.01%	0.01%	0.01%		0.99%		4.16%	4.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,520,853	$3,122,906	$3,411,618		$5,010,970		$2,374,557	$1,017,176
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.09%	0.20%	0.31	%(6)	0.55	%(7)	0.55%	0.55%
Expenses, before reimbursements and credits	0.48%	0.55%	0.69%		0.70%		0.69%	0.69%
Net investment income, net of reimbursements and credits(8)	0.01%	0.01%	0.01%		0.73%		3.85%	4.56%
Net investment income (loss), before reimbursements and credits(8)	(0.38)%	(0.34)%	(0.37)%		0.58%		3.71%	4.42%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes the Participation Fee of approximately $635,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4%

California – 99.4%

ABAG Finance Authority For Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments, Series A, (FNMA Gtd.), 0.13%, 10/10/11	$6,600	$6,600

Alameda County California Industrial Development Authority Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.16%, 10/10/11	3,180	3,180

California Educational Facilities Authority Revenue VRDB, California Institute of Technology, Series A, 0.10%, 10/10/11	4,600	4,600

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.13%, 10/10/11	6,500	6,500

California Health Facilities Financing Authority Revenue VRDB, Kaiser Permanente, Series C, 0.12%, 10/10/11	1,000	1,000

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.17%, 10/10/11	11,870	11,870

California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.21%, 10/3/11	2,600	2,600

California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.14%, 10/10/11	8,115	8,115

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.15%, 10/10/11	3,625	3,625

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

California Pollution Control Financing Authority Pollution Control Revenue Refunding VRDB, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.12%, 10/3/11	$330	$330

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A (Comerica LOC), 0.19%, 10/10/11	3,140	3,140

California Schools Cash Reserve Program Authority, Revenue Notes, Series A 2.00%, 3/1/12	3,300	3,322

Series B 2.00%, 6/1/12	4,000	4,040

Series C 2.00%, 3/1/12	4,000	4,028

Series E 2.00%, 6/1/12	4,000	4,044

Series F 2.00%, 6/1/12	4,000	4,042

Series L 2.50%, 10/31/11	4,000	4,007

Series O 2.50%, 1/31/12	3,500	3,520

Series R 2.50%, 12/30/11	4,000	4,019

California State G.O. VRDB, Series C-4, (Citibank N.A. LOC), 0.17%, 10/10/11	5,000	5,000

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.15%, 10/10/11	10,000	10,000

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.26%, 10/10/11 (1)	10,000	10,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.14%, 10/10/11	4,000	4,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Claremont Villas, Series A (FHLB of San Francisco LOC), 0.14%, 10/10/11	$4,900	$4,900

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.13%, 10/10/11	5,000	5,000

California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project, Series C, (FNMA Insured), 0.13%, 10/10/11	7,500	7,500

California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments, Series A, (Citibank N.A. LOC), 0.17%, 10/10/11	5,900	5,900

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.13%, 10/10/11	8,785	8,785

California Statewide Communities Development Authority Revenue VRDB, Series L, 0.12%, 10/10/11	9,300	9,300

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.12%, 10/10/11	4,535	4,535

California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.13%, 10/10/11	6,500	6,500

California Statewide Communities Development Authority Revenue VRDB, Goodwill of Santa Cruz, (Wells Fargo Bank N.A. LOC), 0.20%, 10/10/11	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

California Statewide Communities Development Authority Revenue VRDB, Livermore Valley Arts Center Trust Project, (Bank of New York Mellon Corp. LOC), 0.11%, 10/10/11	$5,000	$5,000

California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D (Wachovia Bank N.A. LOC), 0.09%, 10/3/11	11,200	11,200

California Statewide Communities Development Authority Revenue VRDB, University of San Diego, (BNP Paribas LOC), 0.14%, 10/10/11	15,000	15,000

California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.12%, 10/10/11	13,400	13,400

Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.24%, 10/10/11	15,920	15,920

Castaic Lake Water Agency California Revenue COPS, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.12%, 10/10/11	4,600	4,600

Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.13%, 10/10/11	6,500	6,500

Fremont California COPS VRDB, Capital Improvements Financing Project, (Bank of Nova Scotia LOC), 0.14%, 10/10/11	8,600	8,600

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue VRDB, Series A (Assured Guaranty Corp. Insured), 0.36%, 10/10/11 (1)	10,105	10,105

Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.15%, 10/10/11	6,185	6,185

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.13%, 10/10/11	$20,550	$20,550

Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A (U.S. Bank N.A. LOC), 0.19%, 10/10/11	1,800	1,800

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8 0.11%, 10/10/11	3,000	3,000

Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4 0.11%, 10/10/11	6,200	6,200

Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.15%, 10/10/11	8,240	8,240

Los Angeles California Tax & Revenue Anticipation Notes, 2.50%, 4/30/12	2,500	2,531

Los Angeles County California G.O. Tax & Revenue Anticipation Notes, Series C 2.50%, 6/29/12	4,000	4,062

Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1 0.16%, 10/10/11	8,000	8,000

Los Angeles County California Schools Pooled Financing Program COPS, Series F-1 2.00%, 2/1/12	4,700	4,718

Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project, (State Street Bank and Trust Co. LOC), 0.17%, 10/3/11	8,825	8,825

Nuveen California Dividend Advantage Municipal Fund VRDP, 0.32%, 10/10/11 (1)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

Nuveen Insured California Dividend Advantage Municipal Fund VRDP, 0.32%, 10/10/11 (1)	$10,000	$10,000

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.13%, 10/10/11	5,800	5,800

Riverside County California COPS Aces-Riverside County Public Facilities, Series B, (State Street Bank and Trust Co. LOC), 0.13%, 10/10/11	6,150	6,150

Series C, (State Street Bank and Trust Co. LOC), 0.13%, 10/10/11	1,600	1,600

Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.15%, 10/10/11	7,100	7,100

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.13%, 10/10/11	7,000	7,000

Sacramento County California Multifamily Housing Revenue Refunding VRDB, Woodbridge Apartments, Series B, (FNMA Gtd.), 0.13%, 10/10/11	7,200	7,200

Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.14%, 10/10/11	7,500	7,500

San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage, Series A, (FHLB of San Francisco LOC), 0.16%, 10/10/11	7,264	7,264

San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Montclair Heritage, Series A, (FHLB of San Francisco LOC), 0.16%, 10/10/11	1,620	1,620

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.4% – continued

California – 99.4% – continued

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.13%, 10/10/11	$7,110	$7,110

San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A, (FHLMC LOC), 0.12%, 10/10/11	2,750	2,750

Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project, Series A, (Citibank N.A. LOC), 0.15%, 10/10/11	2,200	2,200

Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A (Union Bank N.A. LOC), 0.20%, 10/10/11	2,900	2,900

Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank N.A. LOC), 0.17%, 10/3/11	1,620	1,620
Torrance California Revenue VRDB, Torrance Memorial Medical Center, Series B (Citibank N.A. LOC), 0.13%, 10/10/11	8,600	8,600
		425,852
Total Municipal Investments
(Cost $425,852)		425,852

Total Investments – 99.4%
(Cost $425,852)(2)		425,852
Other Assets less Liabilities – 0.6%		2,655
NET ASSETS – 100.0%		$428,507

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $425,852.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	10.8%
Air, Transportation, Water Services and Solid Waste Management	6.5
Educational Services	17.3
Executive, Legislative and General Government	14.3
Health Services and Residential Care	12.1
Urban and Community Development,
Housing Programs and Social Services	26.2
All other sectors less than 5%	12.8

Total	100.0%

At September 30, 2011, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	10.4%
2 - 15 Days	79.2
31 - 60 Days	1.0
61 - 97 Days	1.0
98 - 180 Days	3.8
181 - 270 Days	3.6
271 + Days	1.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by California Municipal Money Market Fund	$–	$425,852(1)	$–	$425,852

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.2%

Auto Receivables – 0.2%

Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 12/25/11	$7,366	$7,366
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 1/20/12	6,864	6,864
		14,230
Total Asset-Backed Securities
(Cost $14,230)		14,230

CERTIFICATES OF DEPOSIT – 11.5%

Non-U.S. Depository Institutions – 11.5%

Australia & New Zealand Bank, 0.29%, 11/16/11, FRCD	32,445	32,445

Bank of Montreal, Chicago Branch, 0.26%, 10/12/11, FRCD	15,040	15,040

0.31%, 10/25/11, FRCD	15,000	15,000

0.26%, 10/31/11, FRCD	30,000	30,000

Bank of Nova Scotia, Houston, 0.21%, 10/1/11, FRCD	35,000	35,000

0.24%, 10/1/11, FRCD	30,000	30,000

0.24%, 10/27/11, FRCD	45,000	45,000

Barclays Bank PLC, New York Branch, 0.57%, 12/12/11	4,000	4,000

BNP Paribas, Chicago Branch, 0.40%, 11/18/11	25,000	25,000

Credit Agricole S.A., London, 0.30%, 10/3/11	20,000	20,000

Lloyds Bank PLC, 0.50%, 11/1/11, FRCD	70,000	70,000

National Australia Bank Ltd., 0.27%, 10/14/11, FRCD	37,590	37,590

National Australia Bank Ltd., London, 0.30%, 11/28/11	40,000	40,000

Rabobank N.V., 0.35%, 10/3/11	24,150	24,150

Rabobank Nederland N.V., 0.32%, 10/3/11, FRCD	15,000	15,000

Rabobank Nederland N.V., New York, 0.31%, 10/20/11, FRCD	45,000	45,000

Royal Bank of Canada, New York, 0.28%, 10/1/11, FRCD	50,000	50,000

0.26%, 10/11/11, FRCD	31,155	31,155

Royal Bank of Scotland CT, 0.55%, 10/25/11, FRCD	70,000	70,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 11.5% – continued

Non-U.S. Depository Institutions – 11.5% – continued

Societe Generale, New York Branch, 0.40%, 10/18/11, FRCD	$10,000	$10,000

0.57%, 11/9/11, FRCD	22,000	22,000

Toronto Dominion (USA), Inc., 0.31%, 10/28/11, FRCD	20,000	20,000

Toronto Dominion Bank, New York, 0.31%, 10/12/11, FRCD	20,000	20,000

UBS A.G., Stamford Branch, 0.22%, 10/7/11	45,000	45,000

Westpac Banking Corp., New York, 0.26%, 10/1/11, FRCD	30,000	30,000

0.33%, 10/3/11	60,000	60,000

0.31%, 10/13/11, FRCD	15,000	15,000
0.33%, 10/28/11, FRCD	35,000	35,000
		891,380
Total Certificates of Deposit
(Cost $891,380)		891,380

COMMERCIAL PAPER – 5.2%

Foreign Agency and Regional Governments – 0.8%

Caisse Damortissement De La Dette, 0.23%, 10/11/11	14,150	14,149

0.26%, 11/3/11	25,000	24,998
0.34%, 12/5/11	25,000	25,000
		64,147

Multi-Seller Conduits – 2.4%

Charta LLC, 0.20%, 10/7/11	22,315	22,314

CRC Funding LLC, 0.20%, 10/4/11	9,130	9,130

Fairway Finance Co. LLC, 0.24%, 10/17/11	10,800	10,800

Fairway Finance Corp., 0.26%, 10/1/11	11,185	11,185

Kells Funding LLC, 0.21%, 10/13/11	11,805	11,804

0.24%, 11/16/11	10,000	9,997

Salisbury Receivables Co. LLC, 0.20%, 10/5/11	19,413	19,413

Thames Asset Global Securitization No. 1, 0.24%, 10/12/11	8,985	8,984

0.21%, 10/13/11	52,190	52,186

Victory Receivables Corp., 0.23%, 10/14/11	15,220	15,219

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 5.2% – continued

Multi-Seller Conduits – 2.4% – continued
0.24%, 10/19/11	$11,000	$10,999
		182,031

Non-U.S. Depository Institutions – 1.5%

Commonwealth Bank of Australia, 0.31%, 10/5/11	40,000	40,000

0.29%, 11/7/11	2,000	2,000

0.35%, 12/5/11	25,000	25,000

0.36%, 12/5/11	30,000	30,000
United Overseas Bank LLC, 0.21%, 10/12/11	18,000	17,999
		114,999

Pharmaceuticals – 0.5%

Sanofi Aventis S.A., 0.12%, 11/16/11	24,865	24,861
0.12%, 11/21/11	15,060	15,058
		39,919
Total Commercial Paper
(Cost $401,096)		401,096

CORPORATE NOTES/BONDS – 5.1%

Foreign Agency and Regional Governments – 1.6%

Bank of Nederlandse Gemeenten, 0.46%, 11/25/11, FRN (1) (2)	50,000	50,000

Eksportfinans A.S., 0.29%, 10/24/11, FRN	7,800	7,800

5.13%, 10/26/11	5,025	5,041

Network Rail Infrastructure Finance, 0.54%, 3/16/12(1)	13,360	13,360

Royal Bank of Scotland PLC, Government Gtd., 3.00%, 12/9/11(1)	20,000	20,101
2.63%, 5/11/12(1)	24,445	24,781
		121,083

Non-U.S. Bank – Non-U.S. Government – 0.1%
Lloyds TSB Bank PLC, Government Gtd., 1.25%, 10/3/11, FRN (1)	10,000	10,048

Non-U.S. Depository Institutions – 1.0%

Australia & New Zealand Bank, 0.47%, 10/24/11, FRN (1)	26,000	26,018

5.13%, 11/14/11	7,940	7,983

Westpac Banking Corp., 0.43%, 10/20/11, FRN (1)	25,000	25,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.1% – continued

Non-U.S. Depository Institutions – 1.0% – continued
0.55%, 10/21/11, FRN (1)	$15,000	$15,003
		74,007

Pharmaceuticals – 0.6%

Pfizer, Inc., 4.45%, 3/15/12	22,710	23,121
Sanofi Aventis S.A., 0.41%, 12/28/11, FRN	22,765	22,765
		45,886

Supranational – 1.1%
International Bank for Reconstruction & Development, 0.23%, 10/1/11, FRN	85,000	85,000

U.S. Depository Institutions – 0.7%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12 (3)	57,000	57,571
Total Corporate Notes/Bonds
(Cost $393,595)		393,595

EURODOLLAR TIME DEPOSITS – 42.4%

Non-U.S. Depository Institutions – 32.6%

Bank of Nova Scotia, Toronto Branch, 0.01%, 10/3/11	175,000	175,000

Barclays Bank PLC, London Branch, 0.10%, 10/3/11	325,000	325,000

Credit Suisse, Cayman Islands Branch, 0.01%, 10/3/11	200,000	200,000

0.04%, 10/3/11	150,000	150,000

Den Norske Bank PLC, Oslo Branch, 0.06%, 10/3/11	220,000	220,000

National Australia Bank, Cayman, 0.01%, 10/3/11	200,000	200,000

National Bank of Canada, Montreal, 0.01%, 10/3/11	250,000	250,000

Nordea Bank, Grand Cayman, 0.01%, 10/3/11	200,000	200,000

Skandinaviska Enskildabanken AB, 0.01%, 10/3/11	350,000	350,000

Svenska Handelsbanken, Cayman Island, 0.01%, 10/3/11	250,000	250,000
UBS A.G., Cayman Islands, 0.01%, 10/3/11	200,000	200,000
		2,520,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 42.4% – continued

U.S. Depository Institutions – 9.8%

Bank of America N.A., Cayman Island, 0.01%, 10/3/11	$200,000	$200,000

Bank of America N.A., Toronto, 0.05%, 10/3/11	150,000	150,000

0.10%, 10/3/11	32,000	32,000

Chase Bank USA, Grand Cayman, 0.01%, 10/3/11	150,000	150,000
Citibank N.A., Bahamas Branch, 0.08%, 10/3/11	225,000	225,000
		757,000
Total Eurodollar Time Deposits
(Cost $3,277,000)		3,277,000

U.S. GOVERNMENT AGENCIES – 14.3% (4)

Federal Farm Credit Bank – 1.3%

FFCB FRN, 0.18%, 10/1/11	30,000	29,994

0.17%, 10/20/11	35,000	34,977
0.26%, 10/20/11	32,000	31,994
		96,965

Federal Home Loan Bank – 8.5%

FHLB Bonds, 4.88%, 11/18/11	35,000	35,210

0.30%, 4/4/12	75,000	74,998

0.15%, 5/1/12	20,000	19,994

0.35%, 7/20/12	10,000	10,000

0.35%, 8/10/12	15,000	15,000

0.42%, 8/10/12	15,000	15,000

0.30%, 9/10/12	25,000	25,000

0.33%, 9/11/12	20,000	20,000

0.35%, 9/18/12	25,000	25,000

0.43%, 9/21/12	19,170	19,170

0.49%, 9/21/12	30,000	30,000

0.35%, 10/3/12	15,000	15,000

0.38%, 10/3/12	16,600	16,600

0.35%, 10/5/12	16,285	16,285

0.40%, 10/15/12	15,715	15,715

0.40%, 10/23/12	33,000	33,000

FHLB FRN, 0.24%, 10/1/11	45,000	44,988

0.25%, 10/1/11	40,000	40,000

0.26%, 10/1/11	80,000	79,993

0.19%, 10/3/11	50,000	50,007

0.25%, 10/11/11	10,000	10,000
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 14.3% (4) – continued

Federal Home Loan Bank – 8.5% – continued
0.23%, 11/7/11	$50,000	$49,998
		660,958

Federal Home Loan Mortgage Corporation – 3.1%

FHLMC Discount Note, 0.07%, 2/23/12	22,000	21,994

FHLMC FRN, 0.25%, 10/1/11	20,000	19,990

0.17%, 10/4/11	65,000	64,955

0.18%, 10/17/11	105,000	104,909
0.19%, 10/21/11	25,000	24,983
		236,831

Federal National Mortgage Association – 1.4%

FNMA FRN, 0.22%, 10/12/11	15,000	14,991
0.25%, 10/23/11	95,000	95,033
		110,024
Total U.S. Government Agencies
(Cost $1,104,778)		1,104,778

U.S. GOVERNMENT OBLIGATIONS – 9.5%

U.S. Treasury Notes – 9.5%

1.00%, 10/31/11	25,000	25,015

1.13%, 12/15/11	20,000	20,034

0.88%, 1/31/12	57,000	57,105

0.88%, 2/29/12	20,000	20,042

4.63%, 2/29/12	105,000	106,920

1.38%, 3/15/12	33,455	33,654

1.00%, 4/30/12	25,000	25,102

1.38%, 5/15/12	40,000	40,324

1.88%, 6/15/12	33,000	33,411

1.50%, 7/15/12	33,000	33,360

0.63%, 7/31/12	50,000	50,200

4.63%, 7/31/12	157,035	162,884

1.75%, 8/15/12	50,000	50,697

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 9.5% – continued

U.S. Treasury Notes – 9.5% – continued
4.13%, 8/31/12	$72,500	$75,135
Total U.S. Government Obligations
(Cost $733,883)		733,883

Investments, at Amortized Cost
($6,815,962)		6,815,962

REPURCHASE AGREEMENTS – 12.9%

Joint Repurchase Agreements – 1.0% (5)

Bank of America Securities LLC, dated 9/30/11, repurchase price $17,110 0.05%, 10/3/11	17,110	17,110

Morgan Stanley & Co., Inc., dated 9/30/11, repurchase price $17,110 0.02%, 10/3/11	17,110	17,110

Societe Generale, New York Branch, dated 9/30/11, repurchase price $17,110 0.04%, 10/3/11	17,110	17,110
UBS Securities LLC, dated 9/30/11, repurchase price $25,665 0.03%, 10/3/11	25,665	25,665
		76,995

Repurchase Agreements – 11.9% (6)

Citigroup Global Markets, dated 9/30/11, repurchase price $21,298 0.12%, 10/3/11	21,298	21,298

JPMorgan Securities LLC, dated 9/30/11, repurchase price $700,005 0.09%, 10/3/11	700,000	700,000
UBS Securities LLC, dated 9/30/11, repurchase price $200,003 0.20%, 10/3/11	200,000	200,000
		921,298
Total Repurchase Agreements
(Cost $998,293)		998,293

Total Investments – 101.1%
(Cost $7,814,255)(7)		7,814,255
Liabilities less Other Assets – (1.1)%		(84,771)
NET ASSETS – 100.0%		$7,729,484

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At September 30, 2011, the value of the restricted illiquid security amounted to approximately $50,000,000 or 0.6% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000s)
Bank of Nederlandse Gemeenten, 0.46%, 11/25/11	8/18/11	$50,000

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$26,768	4.50% — 6.25%	8/15/23 — 5/15/37
U.S. Treasury Notes	$51,881	0.13% — 4.25%	9/15/12 — 1/15/17

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$520,033	2.38% — 5.96%	3/1/23 — 6/1/41
FNMA	$222,905	1.59% — 7.28%	11/1/11 — 11/1/46
U.S. Treasury Bond	$108,770	4.50%	5/15/38
U.S. Treasury Notes	$95,230	2.38% — 3.00%	9/30/16 — 5/31/18

(7)	The cost for federal income tax purposes was $7,814,255.

Percentages shown are based on Net Assets.

At September 30, 2011, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	63.7%
2 - 15 Days	6.2
16 - 30 Days	8.2
31 - 60 Days	5.7
61 - 97 Days	2.0
98 - 180 Days	3.6
181 - 270 Days	3.6
271+ Days	7.0

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2011.

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by Money Market Fund	$–	$7,814,255(1)	$–	$7,814,255

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9%

Alabama – 0.9%

Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.16%, 10/10/11	$12,000	$12,000

Mobile Alabama Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Austal USA LLC Project, (National Australia Bank LOC), 0.10%, 10/10/11	20,150	20,150

Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.12%, 10/10/11	9,165	9,165
West Jefferson Alabama IDB PCR Refunding Bonds, Alabama Power Co. Project, 0.16%, 10/10/11	20,000	20,000
		61,315

Alaska – 0.2%
Eclipse Funding Trust VRDB, Solar Eclipse, Alaska, 2007-0028, (U.S. Bank N.A. LOC), 0.11%, 10/3/11 (1)	15,375	15,375

Arizona – 1.5%

Arizona Health Facilities Authority Revenue VRDB, Banner Health, Series B (Bank of Nova Scotia LOC), 0.11%, 10/10/11	1,885	1,885

Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.14%, 10/10/11	9,900	9,900

Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.16%, 10/10/11 (1)	16,450	16,450

Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.14%, 10/10/11	6,790	6,790

Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue VRDB, Salt River Project, Series A 0.16%, 10/10/11 (1)	8,700	8,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Arizona – 1.5% – continued

Sun Devil Energy Center LLC Arizona Revenue Refunding VRDB, Arizona State University Project, (AGM Corp. Insured), 0.21%, 10/10/11	$39,970	$39,970
Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A (FNMA LOC), 0.16%, 10/10/11	16,720	16,720
		100,415

California – 7.4%

ABAG Finance Authority for Nonprofit Corps California COPS VRDB, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.09%, 10/10/11	7,000	7,000

ABAG Finance Authority for Nonprofit Corpsof California Revenue VRDB, Sharp Healthcare, Series D (Citibank N.A. LOC), 0.13%, 10/10/11	11,000	11,000

ABAG Finance Authority for Nonprofit Corps Revenue VRDB, Eskaton Village Placerville, (Bank of America N.A. LOC), 0.21%, 10/10/11	11,750	11,750

California Educational Facilities Authority Revenue VRDB, California Institute of Technology, Series A, 0.10%, 10/10/11	4,100	4,100

California Financing Authority Pollution Control Revenue Refunding VRDB, Pacific Gas & Electric , Series C, (JPMorgan Chase Bank N.A. LOC), 0.12%, 10/3/11	13,900	13,900

California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.14%, 10/10/11	290	290

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.15%, 10/10/11	12,480	12,480

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 7.4% – continued

California State G.O. VRDB, Series A-3 (Bank of Montreal LOC), 0.11%, 10/3/11	$24,200	$24,200

Series C-4 (Citibank N.A. LOC), 0.17%, 10/10/11	9,150	9,150

Subseries A-3 (Bank of America N.A. LOC), 0.21%, 10/10/11	25,000	25,000

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.15%, 10/10/11	55,000	55,000

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.26%, 10/10/11 (1)	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A (FHLB of San Francisco LOC), 0.14%, 10/10/11	6,000	6,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A (FHLB of San Francisco LOC), 0.13%, 10/10/11	5,000	5,000

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.12%, 10/10/11	32,410	32,410

California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D (Wachovia Bank N.A. LOC), 0.09%, 10/3/11	1,400	1,400

California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A (Citibank N.A. LOC), 0.13%, 10/10/11	6,200	6,200

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC Gtd.), 0.13%, 10/10/11	6,955	6,955

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 7.4% – continued

Eclipse Funding Trust G.O. Bonds, (U.S. Bank N.A. LOC), 0.15%, 10/10/11	$10,165	$10,165

Foothill De Anza California Community College District G.O., (Wells Fargo & Co. Gtd.), 0.16%, 10/10/1 1(1)	12,240	12,240

Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A (FNMA LOC), 0.13%, 10/10/11	18,400	18,400

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.11%, 10/10/11	38,000	38,000

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.11%, 10/10/11	18,830	18,830

Subseries A-6, 0.10%, 10/10/11	6,300	6,300

Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4 0.11%, 10/10/11	15,925	15,925

Los Angeles California G.O. TRANS, 2.50%, 2/29/12	21,000	21,191

2.50%, 4/30/12	3,200	3,240

Los Angeles California Multifamily Housing Revenue VRDB, Masselin Manor, (Bank of America N.A. LOC), 0.33%, 10/10/11	2,000	2,000

Los Angeles County California G.O. TRANS, 2.50%, 3/30/12	15,000	15,160

Metropolitan Water District Southern California Waterworks Revenue VRDB, Series C-1 0.14%, 10/10/11	25,225	25,225

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.13%, 10/10/11	29,160	29,160

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 7.4% – continued

Sacramento County California Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.12%, 10/10/11	$6,000	$6,000

Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.15%, 10/10/11	18,270	18,270

San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A (FHLMC Insured), 0.12%, 10/10/11	15,600	15,600
San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A (FHLMC LOC), 0.12%, 10/10/11	9,700	9,700
		502,241

Colorado – 1.3%

Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.15%, 10/10/11	9,330	9,330

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.16%, 10/10/11	4,495	4,495

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	660	660

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bethany Lutheran School Project, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	3,545	3,545

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Concordia University Irvine Project, (U.S. Bank N.A. LOC), 0.20%, 10/3/11	5,685	5,685

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Colorado – 1.3% – continued

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Immanuel Lutheran School Project, (Bank of America N.A. LOC), 0.20%, 10/3/11	$345	$345

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America N.A. LOC), 0.14%, 10/10/11	10,945	10,945

Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/11	12,565	12,565

Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A (U.S. Bank N.A. LOC), 0.12%, 10/10/11	3,185	3,185

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3 0.16%, 10/10/11	8,795	8,795

Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A 0.16%, 10/10/11	20,000	20,000
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bancorp LOC), 0.14%, 10/10/11	6,110	6,110
		85,660

Connecticut – 0.2%

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Pierce Memorial Baptist Home, Series A (Bank of America N.A. LOC), 0.13%, 10/10/11	5,890	5,890

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Covenant Retirement, Series A (Bank of America N.A. LOC), 0.13%, 10/10/11	2,500	2,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Connecticut – 0.2% – continued
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, Series E (Bank of America N.A. LOC), 0.22%, 10/10/11	$5,655	$5,655
		14,045
Delaware – 0.2%
Delaware State Economic Development Authority Revenue VRDB, Peninsula United, Series A (PNC Bancorp Inc. LOC), 0.11%, 10/3/11	15,770	15,770
District of Columbia – 0.4%

District of Columbia Revenue Bond, Henry J. Kaiser Foundation, 0.15%, 10/10/11	10,100	10,100

District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.21%, 10/10/11	4,980	4,980
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, (AGM Corp. Insured), 0.16%, 10/10/11(1)	11,590	11,590
		26,670
Florida – 9.6%

Alachua County Florida Health Facilities Authority Continuing Care Revenue VRDB, Oak Hammock University Florida Project, Series A (Bank of Scotland PLC LOC), 0.16%, 10/3/11	12,900	12,900

Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.25%, 10/10/11	8,000	8,000

Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 10/10/11	13,000	13,000

Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica LOC), 0.17%, 10/10/11	9,285	9,285

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 9.6% – continued

Broward County Florida School Board COPS VRDB, Series B (AGM Corp. Insured), 0.16%, 10/10/11	$65,000	$65,000

Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (FNMA LOC), 0.16%, 10/10/11	10,700	10,700

Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DB-487 (Deutsche Bank A.G. LOC), 0.18%, 10/10/11(1)	7,065	7,065

Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.11%, 10/3/11(1)	13,240	13,240

Florida Housing Finance Agency Revenue Bonds, Multi-Lakes of Northdale, (FNMA Gtd.), 0.16%, 10/10/11	9,610	9,610

Florida Housing Financial Agency Revenue VRDB, (FNMA Insured), 0.16%, 10/10/11	8,500	8,500

Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Charleston, Series I-A (FHLMC Insured), 0.15%, 10/10/11	8,050	8,050

Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A (FHLMC Gtd.), 0.15%, 10/10/11	1,940	1,940

Florida Housing Financial Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C (FHLMC LOC), 0.15%, 10/10/11	5,815	5,815

Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series A 0.15%, 10/10/11(1)	7,000	7,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Series C (U.S. Bank N.A. LOC), 0.12%, 10/10/11	10,740	10,740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 9.6% – continued

Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/ Sunbelt, Series A 0.12%, 10/10/11	$24,890	$24,890

Series B (FHLB of Atlanta LOC), 0.14%, 10/10/11	21,825	21,825

Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series B (Harris Bankcorp, Inc. LOC), 0.12%, 10/10/11	20,000	20,000

Series E (Credit Agricole Corporate & Investment LOC), 0.14%, 10/10/11	24,975	24,975

Series I 0.12%, 10/10/11	10,000	10,000

Jacksonville Electric Authority Electric System Revenue, Series D 0.11%, 10/10/11	10,000	10,000

Jacksonville Electric Authority Obligation CP, 0.16%, 10/6/11	26,515	26,515

Series B 0.14%, 10/17/11	25,000	25,000

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2 0.21%, 10/10/11	11,400	11,400

Jacksonville Florida Health Facilities Authority Revenue VRDB, Series A (Bank of America N.A. LOC), 0.17%, 10/3/11	8,000	8,000

Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.15%, 10/10/11	15,300	15,300

JEA Florida Water & Sewer Systems Revenue VRDB, Sub-Series B-1 0.13%, 10/10/11	9,300	9,300

Lee County Florida IDA Health Care Facilities Revenue VRDB, Shell Point Village Project, Series D (Bank of America N.A. LOC), 0.14%, 10/10/11	15,995	15,995

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 9.6% – continued

Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.16%, 10/10/11(1)	$15,115	$15,115

Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Health Systems, (Adventist Health System/Sunbelt LOC), 0.12%, 10/10/11	7,000	7,000

Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Long Term Care, (PNC Bancorp, Inc. LOC), 0.14%, 10/10/11	4,185	4,185

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E (BB&T Corp. LOC), 0.14%, 10/10/11	4,500	4,500

Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA Insured), 0.16%, 10/10/11	28,000	28,000

Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding VRDB, Heather Glen, Series E (FNMA Insured), 0.14%, 10/10/11	10,000	10,000

Palm Beach County Florida Solid Waste Authority Revenue Bonds, (U.S. Treasury Escrowed), 1.00%, 1/12/12	61,000	61,099

Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/10/11	87,000	87,000

Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/10/11	6,525	6,525

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 9.6% – continued
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 10/10/11	$13,590	$13,590
		651,059
Georgia – 1.8%

Clayton County Georgia Multifamily Housing Authority Revenue VRDB, Rivers Edge Development, (FHLMC Gtd.), 0.16%, 10/10/11	3,960	3,960

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.16%, 10/10/11	4,300	4,300

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collateralized), 0.16%, 10/10/11	14,900	14,900

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.16%, 10/10/11	7,000	7,000

Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C (Bank of Scotland PLC LOC), 0.14%, 10/10/11	4,875	4,875

Gainesville & Hall County Georgia Development Authority Revenue VRDB, Senior Living Facilities, Lanier Village, Series B (TD Banknorth, Inc. LOC), 0.12%, 10/3/11	14,900	14,900

Georgia Municipal Gas Authority, Gas Revenue Refunding Bonds, Gas Portfolio III, 2.00%, 11/16/11	635	636

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.16%, 10/10/11	7,360	7,360

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Georgia – 1.8% – continued

Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A 0.16%, 10/10/11	$25,000	$25,000

Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.16%, 10/10/11	6,000	6,000

Roswell Georgia Multifamily Housing Authority Revenue Refunding VRDB, Chambrel Roswell, (FNMA Gtd.), 0.16%, 10/10/11	10,000	10,000

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA Insured), 0.16%, 10/10/11	5,400	5,400

Smyrna Georgia Multifamily Housing Authority Revenue Bonds, F & M Villages Project, Series B (FNMA Gtd.), 0.14%, 10/10/11	3,400	3,400

Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.14%, 10/10/11	11,200	11,200
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Hills of Post Village Project, Series B (FNMA Gtd.), 0.14%, 10/10/11	4,400	4,400
		123,331
Idaho – 0.3%

Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A (Wells Fargo Bank N.A. LOC), 0.15%, 10/10/11	8,100	8,100
Series B (Harris Bankcorp, Inc. LOC), 0.15%, 10/10/11	12,000	12,000
		20,100
Illinois – 7.6%

BB&T Municipal Trust G.O. Revenue VRDB, (BB&T Corp. LOC), 0.18%, 10/10/11(1)	16,720	16,720

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 7.6% – continued

Chicago Board of Education G.O. Revenue Refunding VRDB, Series A1 (Bank of Montreal LOC), 0.11%, 10/10/11	$5,200	$5,200

Chicago Illinois G.O. VRDB, Neighborhoods Alive 21, Series 21-B-3 (Bank of America N.A. LOC), 0.21%, 10/3/11	45,300	45,300

Series 21-B-4 (Bank of New York Mellon Corp. LOC), 0.15%, 10/3/11	29,740	29,740

Chicago Illinois Water Revenue VRDB, Subseries 04-3 (State Street Bank & Trust Co. LOC), 0.14%, 10/10/11	3,160	3,160

Subseries 2 0.15%, 10/3/11	35,000	35,000

Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears G.O., (Deutsche Bank A.G. Gtd.), 0.19%, 10/10/11(1)	7,049	7,049

Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DBE-660 (Deutsche Bank A.G. Gtd.), 0.18%, 10/10/11(1)	9,136	9,136

Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp, Inc. LOC), 0.18%, 10/10/11	1,200	1,200

Illinois Development Finance Authority IDR VRDB, United Methodist Homes, Series A (Harris Bankcorp, Inc. LOC), 0.18%, 10/10/11	1,160	1,160

Illinois Development Finance Authority Revenue VRDB, Carmel High School Project, (Bank of America N.A. LOC), 0.24%, 10/10/11	6,500	6,500

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B 0.12%, 10/3/11	38,885	38,885

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 7.6% – continued

Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B (Harris Bankcorp, Inc. LOC), 0.18%, 10/10/11	$2,640	$2,640

Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/10/11	3,670	3,670

Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/10/11	7,000	7,000

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp, Inc. LOC), 0.19%, 10/10/11	9,000	9,000

Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (Harris Bankcorp, Inc. LOC), 0.17%, 10/10/11	12,200	12,200

Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A (U.S. Bank N.A. LOC), 0.12%, 10/10/11	5,000	5,000

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.11%, 10/10/11	6,000	6,000

Illinois Educational Facilities Authority Student Housing Revenue Bonds, IIT State, Series A (Harris Bankcorp, Inc. LOC), 0.19%, 10/10/11	19,195	19,195

Illinois Finance Authority PCR Refunding VRDB, Commonwealth Edison Co., (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	8,305	8,305

Illinois Finance Authority Revenue Bonds, Northwestern University, 0.43%, 3/1/12	15,000	15,000

Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A (Harris Bankcorp, Inc. LOC), 0.18%, 10/10/11	9,400	9,400

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 7.6% – continued

Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	$5,690	$5,690

Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.19%, 10/10/11	5,300	5,300

Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	1,900	1,900

Illinois Finance Authority Revenue VRDB, Joan W. & Irving B. Dance Project, (Bank of America N.A. LOC), 0.24%, 10/10/11	5,450	5,450

Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series C (Bank of America N.A. LOC), 0.14%, 10/10/11	13,025	13,025

Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	7,465	7,465

Illinois Finance Authority Revenue VRDB, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/10/11	8,645	8,645

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.18%, 10/10/11	6,920	6,920

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B (AGM Corp. Insured), 0.19%, 10/10/11	50,000	50,000

Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A (Citibank N.A. LOC), 0.16%, 10/10/11	49,400	49,400

Kane County Illinois Revenue Bonds, Glenwood School For Boys, (Harris Bankcorp, Inc. LOC), 0.17%, 10/10/11	5,700	5,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 7.6% – continued

Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.14%, 10/10/11	$26,525	$26,525

Quad Cities Regional Economic Development Authority Illinois Revenue Bonds, Augustana College, (Harris Bankcorp, Inc. LOC), 0.16%, 10/10/11	14,400	14,400

University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/11	9,500	9,500

University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.15%, 10/10/11	7,875	7,875
		514,255

Indiana – 1.6%

County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, 0.14%, 10/10/11	5,560	5,560

Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, (Deutsche Bank A.G. Gtd.), 0.18%, 10/10/11(1)	9,305	9,305

Series DBE-549 0.18%, 10/10/11(1)	5,720	5,720

East Porter County School Building Corp. Revenue VRDB, Spears, Series DB-145 (Deutsche Bank A.G. Insured), 0.18%, 10/10/11(1) (2)	5,640	5,640

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.15%, 10/10/11(1)	9,445	9,445

Indiana Bond Bank Revenue Notes, Advance Funding Program, 2.00%, 1/5/12	10,000	10,039

Indiana Finance Authority Hospital Revenue VRDB, Community Foundation Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.12%, 10/10/11	6,100	6,100

Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A (Harris Bankcorp, Inc. LOC), 0.12%, 10/10/11	6,630	6,630

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Indiana – 1.6% – continued

Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living Greencroft Obligation, (Bank of America N.A. LOC), 0.14%, 10/10/11	$10,034	$10,034

Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.20%, 10/10/11(1)	15,315	15,315

Indiana State Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Industry Project, (Bank of America N.A. LOC), 0.14%, 10/3/11	25,100	25,100

Indianapolis Indiana Economic Development Revenue VRDB, Brookhaven County Line Project, (FNMA Gtd.), 0.16%, 10/10/11	2,400	2,400
		111,288

Iowa – 0.7%

Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bancorp LOC), 0.16%, 10/3/11	2,575	2,575

Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.16%, 10/10/11	2,645	2,645

Iowa Finance Authority Private College Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC), 0.20%, 10/3/11	11,300	11,300

Iowa Finance Authority Private College Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.20%, 10/3/11	6,610	6,610

Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	3,100	3,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Iowa – 0.7% – continued

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	$1,280	$1,280

Iowa Higher Education Loan Authority Revenue VRDB, Private College Facility Loras College Project, (Bank of America N.A. LOC), 0.17%, 10/3/11	6,000	6,000

Iowa Higher Education Loan Authority Revenue VRDB, Private College-Des Moines, (U.S. Bancorp LOC), 0.16%, 10/3/11	2,570	2,570

Urbandale Iowa IDR Bonds, Aurora Bus Park, 0.18%, 10/10/11	8,900	8,900
		44,980

Kansas – 0.7%

City of Olathe Kansas Health Facilities Revenue VRDB, Olathe Medical Center, (Bank of America N.A. LOC), 0.22%, 10/3/11	15,000	15,000

Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C (JPMorgan Chase Bank N.A. LOC), 0.11%, 10/10/11	12,670	12,670

University of Kansas Hospital Authority Facilities Revenue VRDB, Health System, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	19,335	19,335
		47,005

Kentucky – 1.8%

Boone County Kentucky PCR Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.14%, 10/10/11	6,000	6,000

Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (BB&T Corp. LOC), 0.14%, 10/10/11	13,800	13,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Kentucky – 1.8% – continued

County of Pendleton Kentucky Revenue Bonds, Multi-County Leasing Revenue Program, Pendelton Association Counties, (JPMorgan Chase Bank N.A. LOC), 0.23%, 10/6/11	$33,000	$33,000

Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A (U.S. Bank N.A. LOC), 0.15%, 10/10/11	8,550	8,550

Henderson County Kentucky Revenue Refunding VRDB, Murray-Calloway County Hospital, (BB&T Corp. LOC), 0.21%, 10/10/11	1,115	1,115

Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4 (BB&T Corp. LOC), 0.14%, 10/10/11	24,000	24,000

Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A (BB&T Corp. LOC), 0.15%, 10/10/11	3,300	3,300

Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A (KBC Groep N.V. LOC), 0.16%, 10/10/11	4,015	4,015

Series B (KBC Groep N.V. LOC), 0.16%, 10/10/11	7,705	7,705

Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Series C-1 1.50%, 12/1/11	10,000	10,014

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A (U.S. Bank N.A. LOC), 0.15%, 10/10/11	7,882	7,882
		119,381

Louisiana – 0.6%

East Baton Rouge Parish Louisiana Industrial Development Board, Inc. Revenue VRDB, Exxon Mobil Project, Series B Series B 0.08%, 10/3/11	19,200	19,200
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Louisiana – 0.6% – continued

Louisiana Public Facilities Authority Revenue VRDB, Commcare Corp. Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	$14,715	$14,715

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	5,700	5,700
		39,615

Maine – 0.4%

Maine Health & Higher Educational Facilities Authority Revenue VRDB, Series A (KBC Groep N.V. LOC), 0.29%, 10/10/11	26,000	26,000

Maryland – 2.4%

Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A (M&T Bank Corp. LOC), 0.21%, 10/10/11(1)	8,870	8,870

Baltimore County Maryland Housing Revenue Refunding VRDB, Mortgage GNMA, Spring Hill, (KBC Groep N.V. LOC), 0.19%, 10/10/11	9,855	9,855

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, (M&T Bank Corp. LOC), 0.21%, 10/10/11	3,885	3,885

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.21%, 10/10/11	4,450	4,450

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical Systems, Series D (TD Banknorth, Inc. LOC), 0.10%, 10/3/11	11,300	11,300

Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.17%, 10/10/11	2,420	2,420

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Maryland – 2.4% – continued

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (M&T Bank Corp. LOC), 0.21%, 10/10/11	$5,680	$5,680

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series A (Branch Banking and Trust Company LOC), 0.14%, 10/10/11	3,120	3,120

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, Series B (M&T Bank Corp. LOC), 0.25%, 10/10/11	7,200	7,200

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (M&T Bank Corp. LOC), 0.14%, 10/10/11	9,970	9,970

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Branch Banking and Trust Company LOC), 0.14%, 10/10/11	34,860	34,860

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series B (Branch Banking and Trust Company LOC), 0.14%, 10/10/11	3,800	3,800

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare, Series A (Bank of America N.A. LOC), 0.14%, 10/10/11	19,650	19,650

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.16%, 10/10/11	31,305	31,305

Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (Bank of America N.A. LOC), 0.14%, 10/10/11	2,470	2,470
		158,835

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Massachusetts – 3.3%

BB&T Municipal Trust Revenue Bonds, Series 23 (BB&T Corp. LOC), 0.17%, 10/10/11(1)	$16,415	$16,415

Commonwealth of Massachusetts G.O. VRDB, 0.22%, 10/3/11	36,000	36,000

Massachusetts Health & Educational Facilities Authority Revenue VRDB, Children’s Hospital, (JPMorgan Chase & Co. LOC), 0.15%, 10/3/11	22,510	22,510

Massachusetts State Development Financial Agency Revenue Massachusetts Credit-Wilber School Apartments, Series A (FHLB of Atlanta LOC), 0.15%, 10/10/11	5,350	5,350

Massachusetts State Development Financial Agency Revenue Seven Hills Foundation, Series A (TD Banknorth, Inc. LOC), 0.15%, 10/10/11	3,900	3,900

Massachusetts State Development Financial Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.15%, 10/10/11	4,500	4,500

Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.14%, 10/10/11	9,500	9,500

Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.16%, 10/10/11	63,855	63,855

Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.11%, 10/10/11	19,600	19,600

Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts, (HSBC Bank USA N.A. LOC), 0.14%, 10/10/11	1,480	1,480

Massachusetts State Water Resource Authority Refunding VRDB, 0.12%, 10/10/11	12,500	12,500

0.13%, 10/10/11	25,600	25,600
		221,210

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Michigan – 1.3%

Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/11	$12,360	$12,360

Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Series B, Glacier Hills, Inc. Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/11	4,495	4,495

Detroit Michigan Sewage Disposal Revenue VRDB, Series B (AGM Corp. Insured), 0.31%, 10/10/11(1)	5,450	5,450

Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.16%, 10/10/11	8,000	8,000

Michigan State Hospital Finance Authority Revenue Refunding VRDB, McLaren Health Care, Series B (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	7,500	7,500

Michigan State Hospital Finance Authority Revenue VRDB, Covenant Retirement, Series B4 (Bank of America N.A. LOC), 0.14%, 10/10/11	7,630	7,630

Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital, Subseries A-8 (AGM Corp. Insured), 0.24%, 10/10/11	13,000	13,000

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Insured), 0.16%, 10/10/11	3,195	3,195

Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank N.A. LOC), 0.11%, 10/10/11	6,000	6,000
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Michigan – 1.3% – continued

Michigan State Strategic Fund Ltd. Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 10/10/11	$4,445	$4,445
University of Michigan Revenue Bonds, Regents of the University of Michigan, 0.11%, 10/3/11	14,000	14,000
		86,075

Minnesota – 1.9%

Austin Minnesota Multifamily Housing Authority & Redevelopment Revenue Refunding VRDB, Cedars Austin Project, Series A (Bank of America N.A. LOC), 0.37%, 10/10/11	3,000	3,000

Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project, Series A (Bank of America N.A. LOC), 0.21%, 10/10/11	15,650	15,650

Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bancorp LOC), 0.17%, 10/10/11	4,300	4,300

0.17%, 10/10/11	6,900	6,900

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A (FNMA Insured), 0.17%, 10/10/11	8,300	8,300

Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	4,840	4,840

Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B (U.S. Bank N.A. LOC), 0.16%, 10/3/11	1,665	1,665

Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Bank of America N.A. LOC), 0.17%, 10/10/11	6,655	6,655

Minnesota Higher Education Facilities Authority Revenue VRDB, University of St. Thomas, Series D (U.S. Bank N.A. LOC), 0.16%, 10/10/11	3,090	3,090

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Minnesota – 1.9% – continued

Minnesota State G.O. Refunding VRDB, 0.19%, 10/10/11(1)	$25,900	$25,900

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19 (Royal Bank of Canada LOC), 0.23%, 10/10/11(1)	15,000	15,000

St. Cloud Minnesota Revenue VRDB, CentraCare Health, (AGM Corp. Insured), 0.20%, 10/10/11	10,000	10,000

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A (U.S. Bank N.A. LOC), 0.15%, 10/10/11	14,300	14,300
St. Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.21%, 10/3/11	6,730	6,730
		126,330

Mississippi – 1.3%

Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Subseries B-4 (Chevron Corp. Gtd.), 0.10%, 10/3/11	15,000	15,000

Mississippi Business Finance Commission Gulf Opportunity Zone VRDB, Chevron USA, Inc., 0.10%, 10/3/11	4,000	4,000

0.09%, 10/3/11	14,300	14,300

Mississippi Business Finance Commission Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, Series B 0.10%, 10/3/11	7,300	7,300

Series K 0.10%, 10/3/11	9,300	9,300

Mississippi Business Finance Corp. Health Care Facilities Corp. VRDB, Rush Medical Foundation Project, (U.S. Bank N.A. LOC), 0.13%, 10/10/11	13,500	13,500
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Mississippi – 1.3% – continued

Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, Series D (Chevron Corp. Gtd.), 0.10%, 10/3/11	$5,000	$5,000

Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc., Series D 0.11%, 10/10/11	13,000	13,000
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Fondren Place Development Co., (FHLB of Dallas LOC), 0.21%, 10/10/11	9,575	9,575
		90,975

Missouri – 2.2%

Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 10/10/11	6,845	6,845

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.16%, 10/10/11	4,045	4,045

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Prairie State Project, (Berkshire Hathaway, Inc. Insured), 0.17%, 10/10/11(1)	20,385	20,385

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri, Series A (Bank of America N.A. LOC), 0.20%, 10/3/11	15,500	15,500

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C, 0.21%, 10/3/11	15,980	15,980

Series N4 0.13%, 10/10/11	8,600	8,600

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.11%, 10/10/11	22,940	22,940

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS - 95.9% – continued

Missouri – 2.2% – continued

Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.27%, 10/10/11	$1,200	$1,200

Missouri State Health & Educational Facilities Authority Revenue VRDB, St. Francis Medical Center, (Bank of America N.A. LOC), 0.12%, 10/3/11	1,000	1,000

Missouri State Health & Educational Facilities Multifamily Housing Authority Revenue VRDB, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.22%, 10/3/11	1,125	1,125

Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.14%, 10/10/11(1)	7,250	7,250

St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.16%, 10/10/11	6,170	6,170

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.16%, 10/10/11	19,000	19,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.16%, 10/10/11	10,700	10,700

St. Louis County Industrial Development Authority Revenue VRDB, Friendship Village, Series B (Bank of America N.A. LOC), 0.22%, 10/10/11	2,415	2,415
St. Louis County Missouri IDA Revenue Refunding VRDB, Friendship Village, Series B (Bank of America N.A. LOC), 0.14%, 10/10/11	3,170	3,170
		146,325
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS - 95.9% – continued

Nebraska – 0.9%

Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A (U.S. Bank N.A. LOC), 0.16%, 10/3/11	$5,120	$5,120

Lancaster County Nebraska Hospital Authority Revenue Refunding VRDB, BryanLGH Medical Center, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	8,000	8,000

Nebraska Educational Financial Authority Revenue Refunding Bonds, Creighton University Projects, (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/3/11	19,900	19,900
Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A (Berkshire Hathaway, Inc. Insured), 0.17%, 10/10/11(1)	27,760	27,760
		60,780

Nevada – 0.5%

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B (U.S. Bank N.A. LOC), 0.12%, 10/10/11	3,600	3,600

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.12%, 10/10/11	8,615	8,615
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, Subseries H-4 (Bank of New York Mellon Corp. LOC), 0.13%, 10/10/11	20,000	20,000
		32,215

New Hampshire – 1.5%

New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B (FHLB of Boston LOC), 0.15%, 10/10/11	15,100	15,100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New Hampshire – 1.5% – continued

New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A (FHLB of Boston LOC), 0.18%, 10/10/11	$10,770	$10,770

New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, Series B (FHLB of Boston LOC), 0.15%, 10/10/11	3,130	3,130

New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.16%, 10/10/11	25,000	25,000

New Hampshire Health & Education Facilities Authority Revenue VRDB, University Systems, Series B-1, 0.15%, 10/3/11	20,000	20,000

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Banknorth, Inc. LOC), 0.16%, 10/3/11	5,500	5,500

New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds, Riverwoods at Exeter, Series B (Bank of America N.A. LOC), 0.16%, 10/10/11	7,835	7,835
New Hampshire State Business Finance Authority Revenue VRDB, Monadnock Community Hospital, (TD Banknorth, Inc. LOC), 0.18%, 10/3/11	12,365	12,365
		99,700

New Jersey – 0.0%

New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.17%, 10/10/11	285	285
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.17%, 10/10/11	1,805	1,805
		2,090
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New Mexico – 1.7%

New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, 0.16%, 10/10/11	$74,900	$74,900

New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B 0.15%, 10/10/11	17,500	17,500
Series C 0.14%, 10/10/11	20,700	20,700
		113,100

New York – 5.1%

BB&T Municipal Trust Revenue VRDB, (BB&T Corp. LOC), 0.19%, 10/10/11(1)	12,465	12,465

Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	13,500	13,500

Eclipse Funding Trust G.O. VRDB, 2007-0085 Solar Eclipse, New York, (U.S. Bancorp LOC), 0.11%, 10/3/11(1)	10,985	10,985

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.15%, 10/10/11(1)	19,865	19,865

Metropolitan Transportation Authority New York Refunding VRDB, (KBC Groep N.V. LOC), 0.29%, 10/10/11	8,000	8,000

Metropolitan Transportation Authority New York Revenue Refunding Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.17%, 10/10/11(1)	31,680	31,680

Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.21%, 10/10/11	2,000	2,000

New York City New York G.O. Revenue VRDB, Subseries H-4 (Bank of New York Mellon Corp. LOC), 0.10%, 10/3/11	32,815	32,815

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New York – 5.1% – continued

New York City, New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (M&T Bank Corp. LOC), 0.21%, 10/10/11	$2,000	$2,000

New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center, Series A-2 (U.S. Treasury Escrowed) 0.35%, 2/1/12	135,000	135,000

New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B (HSBC Bank USA N.A. LOC), 0.13%, 10/10/11	9,990	9,990

New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A (FNMA Insured), 0.15%, 10/10/11	1,900	1,900

New York State Tollway Authority General Revenue BANS, 2.00%, 7/12/12	20,000	20,256

New York, New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Elliott Chelsea Development, Series A (Citibank N.A. LOC), 0.16%, 10/10/11	3,020	3,020

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.21%, 10/10/11	6,875	6,875

Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	24,400	24,400
Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing, Inc., Series B (M&T Bank Corp. LOC), 0.21%, 10/10/11	11,225	11,225
		345,976
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

North Carolina – 2.6%

BB&T Municipal Trust, (BB&T Corp. LOC), 0.30%, 10/10/11(1) (2)	$5,485	$5,485

0.32%, 10/10/11(1)	9,230	9,230

Guilford County North Carolina G.O. VRDB, Series A 0.12%, 10/10/11	15,555	15,555

Series B 0.13%, 10/10/11	4,400	4,400

Mecklenburg County North Carolina COPS VRDB, Series J 0.15%, 10/10/11	16,840	16,840

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	5,600	5,600

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	5,900	5,900

North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K (Wachovia Bank N.A. LOC), 0.15%, 10/10/11	13,700	13,700

North Carolina Capital Facilities Financing Agency Revenue VRDB, Duke University Project, Series A 0.16%, 10/10/11(1)	12,000	12,000

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1 (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	4,800	4,800

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C (Wachovia Bank N.A. LOC), 0.15%, 10/10/11	14,945	14,945

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

North Carolina – 2.6% – continued

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.15%, 10/10/11	$24,350	$24,350

Person County North Carolina Industrial Facilities & Pollution Control Financing Authority VRDB, CertainTeed Gypsum, Inc., 0.14%, 10/10/11	16,625	16,625

Raleigh North Carolina Comb Enterprise System Revenue, Series A 0.15%, 10/10/11(1)	10,915	10,915

University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A 0.16%, 10/10/11(1)	5,800	5,800
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C 0.13%, 10/10/11	11,105	11,105
		177,250

Ohio – 1.7%

Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B (JPMorgan Chase Bank N.A. LOC), 0.13%, 10/10/11	13,345	13,345

Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.15%, 10/10/11	27,490	27,490

Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.16%, 10/10/11	5,000	5,000

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.13%, 10/10/11	9,175	9,175

County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, (JPMorgan Chase & Co. LOC), 0.14%, 10/10/11	5,000	5,000
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Ohio – 1.7% continued

Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.13%, 10/10/11	$23,160	$23,160

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bancorp, Inc. LOC), 0.14%, 10/10/11	4,500	4,500

Lancaster Port Authority Ohio Gas Revenue VRDB, 0.16%, 10/10/11	5,800	5,800

Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.15%, 10/10/11	5,000	5,000

Ohio Multifamily Housing Finance Agency Revenue VRDB, Chambrel at Montrose, Series F (FNMA LOC), 0.16%, 10/10/11	10,051	10,051

Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	3,565	3,565

Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.16%, 10/10/11	3,800	3,800
Washington County Ohio Hospital Revenue VRDB, Facilities Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	2,350	2,350
		118,236

Oklahoma – 1.1%
Oklahoma Turnpike Authority Revenue Refunding VRDB, Series B 0.14%, 10/10/11	75,830	75,830

Oregon – 1.2%

Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A (U.S. Bancorp LOC), 0.17%, 10/10/11	3,700	3,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Oregon – 1.2% – continued

Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series A (FNMA LOC), 0.14%, 10/10/11	$28,530	$28,530

Oregon State G.O. TANS, 2.00%, 6/29/12	40,000	40,524

Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran, Series A (U.S. Bank N.A. LOC), 0.17%, 10/10/11	2,150	2,150
Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	8,425	8,425
		83,329

Pennsylvania – 3.2%

BB&T Municipal Trust Revenue Bonds, Series 228 (BB&T Corp. LOC), 0.19%, 10/10/11(1)	24,885	24,885

Beaver County Pennsylvania IDA PCR Refunding VRDB, FirstEnergy Generation, (Barclays PLC LOC), 0.09%, 10/3/11	31,100	31,100

Beaver County Pennsylvania IDA PCR VRDB, FirstEnergy Nuclear, Series B (Citibank N.A. LOC), 0.14%, 10/10/11	11,700	11,700

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.14%, 10/10/11	2,485	2,485

Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Groep N.V. LOC), 0.16%, 10/10/11	34,250	34,250

Haverford Township Pennsylvania School District, (TD Banknorth, Inc. LOC), 0.16%, 10/10/11	8,000	8,000

Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.21%, 10/10/11	7,465	7,465
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 95.9% – continued

Pennsylvania – 3.2% – continued

Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A (State Street Bank and Trust Co. LOC), 0.13%, 10/10/11	$12,900	$12,900

Series B (U.S. Bank N.A. LOC), 0.13%, 10/10/11	11,500	11,500

Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Holy Family University, (TD Banknorth, Inc. LOC), 0.15%, 10/10/11	10,205	10,205

Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Ltd. Obligation, Foxwood, (Bank of America N.A. LOC), 0.16%, 10/10/11	3,200	3,200

Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-2 0.14%, 10/10/11	18,200	18,200

Philadelphia School District G.O. Revenue Refunding VRDB, Series G (Wells Fargo Bank N.A. LOC), 0.13%, 10/10/11	25,000	25,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series B (Royal Bank of Canada LOC), 0.16%, 10/10/11(1)	10,000	10,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.21%, 10/10/11(1)	8,120	8,120
		219,010

Puerto Rico – 0.5%

BB&T Municipal Trust Special Tax Bonds, Series 22 (BB&T Corp. LOC), 0.18%, 10/10/11(1)	12,430	12,430
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V (Branch Banking and Trust Company LOC), 0.18%, 10/10/11(1)	20,745	20,745
		33,175

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15 (TD Banknorth, Inc. LOC), 0.15%, 10/10/11	$12,085	$12,085

South Carolina – 0.7%

Greenville South Carolina Hospital System Board Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.11%, 10/10/11	14,000	14,000

South Carolina Jobs Economic Development Authority Health Facilities Revenue VRDB, Carolina Village, (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	11,645	11,645

South Carolina Jobs-Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B (Wachovia Bank N.A. LOC), 0.16%, 10/10/11	9,000	9,000

South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.16%, 10/10/11	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D (FHLMC Gtd.), 0.16%, 10/10/11	5,000	5,000
		49,445

South Dakota – 0.0%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	2,200	2,200

Tennessee – 0.9%

Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series E-5-B (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	4,885	4,885
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Tennessee – 0.9% – continued

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.16%, 10/10/11	$1,150	$1,150

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G (FHLMC Gtd.), 0.16%, 10/10/11	5,525	5,525

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, (FNMA Gtd.), 0.16%, 10/10/11	13,655	13,655

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A (FNMA LOC), 0.26%, 10/10/11	13,400	13,400

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1 (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	8,450	8,450

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revnue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.18%, 10/10/11	5,575	5,575
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project, (Bank of America N.A. LOC), 0.26%, 10/10/11	9,200	9,200
		61,840

Texas – 13.3%

Bexar County Texas Revenue Bonds Project, (Clipper Tax-Exempt Certificates Trust Escrowed) 0.19%, 10/10/11(1)	13,291	13,291

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 13.3% – continued

Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.21%, 10/10/11	$15,700	$15,700

Carroll Texas Independent School District G.O. Bonds, School Building, 0.14%, 10/10/11	14,400	14,400

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.14%, 10/10/11	4,410	4,410

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.14%, 10/10/11	5,290	5,290

Dallas Texas Waterworks & Sewer Systems Revenue Refunding VRDB, 0.21%, 10/10/11 (1)	20,000	20,000

Deutsche Bank Spears/Lifers Trust Goldman Sachs, (Deutsche Bank A.G. Credit Agreement), 0.18%, 10/10/11 (1)	5,120	5,120

Harris County Texas Hospital District Revenue Refunding VRDB, (JPMorgan Chase Bank N.A. LOC), 0.16%, 10/10/11	21,800	21,800

Harris County Texas Refunding Bonds, Toll Road, Sub Lien, Series A 2.00%, 8/15/12	10,665	10,849

Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.13%, 10/10/11	11,300	11,300

Houston Texas G.O. TRANS, 1.75%, 6/29/12	40,000	40,463

Houston Texas Independent School District Revenue G.O. VRDB, Schoolhouse 0.57%, 3/27/12	15,000	15,000

Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (Branch Banking and Trust Company LOC), 0.19%, 10/10/11 (1)	1,315	1,315

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 13.3% – continued

Katy Texas Independent School District G.O. VRDB, Cash Building, Series C 0.21%, 10/10/11	$51,100	$51,100

Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	10,500	10,500

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A 0.18%, 10/10/11	7,750	7,750

North Texas Higher Education Authority, Student Loan Revenue VRDB, Series E (Lloyds Banking Group PLC LOC), 0.18%, 10/10/11	32,300	32,300

Nueces County Texas Health Facilities Development Corp. Revenue Bonds, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/10/11	500	500

Plano Texas Health Facilities Development Corp. Revenue Bonds, YMCA of Metropolitan Dallas Project, (Bank of America N.A. LOC), 0.20%, 10/10/11	3,790	3,790

Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, 0.15%, 10/3/11	47,400	47,400

Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, Series C 0.15%, 10/3/11	2,300	2,300

Port of Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, Series B (Motiva Gtd.), 0.15%, 10/3/11	32,200	32,200

Series C (Motiva Gtd.), 0.15%, 10/3/11	42,300	42,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 13.3% – continued

Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A 0.17%, 10/10/11	$40,183	$40,183

Tarrant County Texas Cultural Educational Facilities Financial Corp. Revenue VRDB, Texas Health Resources, Series A 0.15%, 10/10/11	6,500	6,500

Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.14%, 10/10/11	18,830	18,830

Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.16%, 10/10/11	7,050	7,050

Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.16%, 10/10/11	8,045	8,045

Texas State G.O. Bonds, Transportation Community Mobility Fund, 0.16%, 10/10/11 (1)	60,990	60,990

Texas State G.O. Refunding Bonds, Vets Housing Assistance, Fund I, Series A 0.13%, 10/10/11	4,500	4,500

Texas State TRANS, 2.50%, 8/30/12	293,000	298,945

Texas State Turnpike Authority of Central Texas Revenue VRDB, ROCS RR II R-12293 (Berkshire Hathaway, Inc. Insured), 0.21%, 10/10/11 (1)	12,480	12,480

Series A (Berkshire Hathaway, Inc. Insured), 0.21%, 10/10/11 (1)	15,840	15,840

Texas Water Development Board Revenue Refunding VRDB, State Revolving Sub Lien, Series A 0.12%, 10/3/11	7,210	7,210

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 13.3% – continued
Trinity Texas Higher Educational Facilities Corp. Revenue VRDB, Huston-Tillotson University Project, Series A (FHLB LOC), 0.16%, 10/10/11	$5,200	$5,200
		894,851

Utah – 0.4%

Emery County Utah PCR VRDB, PacifiCorp, (Wells Fargo Bank N.A. LOC), 0.15%, 10/10/11	10,000	10,000

Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.15%, 10/10/11	3,380	3,380
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I 0.16%, 10/10/11	11,000	11,000
		24,380

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A (TD Banknorth, Inc. LOC), 0.15%, 10/10/11	4,890	4,890

Virginia – 1.1%

Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project, (Bank of America N.A. LOC), 0.28%, 10/10/11	9,585	9,585

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.16%, 10/10/11	13,310	13,310

Lewistown Community Center Development Authority Revenue Floaters, (Wells Fargo Bank N.A. LOC), 0.16%, 10/10/11 (1)	13,040	13,040

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Virginia – 1.1% – continued

Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D (FHLB of Atlanta LOC), 0.14%, 10/10/11	$7,400	$7,400

Series E (FHLB of Atlanta LOC), 0.14%, 10/10/11	6,900	6,900

Virginia Commonwealth University Health Systems Authority Revenue Bonds, Series B (Wachovia Bank N.A. LOC), 0.14%, 10/3/11	13,475	13,475
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/10/11	9,000	9,000
		72,710

Washington – 1.4%

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.11%, 10/3/11 (1) (2)	7,345	7,345

Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.20%, 10/10/11	4,500	4,500

Washington Higher Education Facilities Authority Revenue Refunding VRDB, University of Puget Sound Project, (Bank of America N.A. LOC), 0.23%, 10/10/11	3,470	3,470

Washington State G.O. Refunding VRDB, Series A 0.21%, 10/10/11 (1)	14,740	14,740

Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, Series A (Wells Fargo Bank N.A. LOC), 0.15%, 10/10/11	2,400	2,400

Washington State Health Care Facilities Authority Revenue VRDB, Swedish Health Services, Series B (Citibank N.A. LOC), 0.14%, 10/10/11	14,200	14,200

Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.15%, 10/10/11	7,240	7,240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Washington – 1.4% – continued

Washington State Housing Finance Commission Nonprofit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.25%, 10/10/11	$2,875	$2,875

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, Series C (Bank of America N.A. LOC), 0.14%, 10/10/11	29,690	29,690

Washington State Housing Finance Commission Nonprofit Revenue VRDB, St. Thomas School Project, Series B (Bank of America N.A. LOC), 0.15%, 10/10/11	4,900	4,900

Washington State Housing Finance Commission Nonprofit Revenue VRDB, University Prep Academy Project, (Bank of America N.A. LOC), 0.46%, 10/10/11	3,050	3,050
Washington State Housing Finance Commission Revenue Refunding VRDB, Emerald Heights Project, (Bank of America N.A. LOC), 0.25%, 10/3/11	3,000	3,000
		97,410

West Virginia – 0.4%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.25%, 10/10/11	2,790	2,790
West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (Branch Banking and Trust Company LOC), 0.15%, 10/10/11	22,790	22,790
		25,580

Wisconsin – 5.5%

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.16%, 10/10/11	12,420	12,420

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Wisconsin – 5.5% – continued

Public Finance Authority Revenue VRDB, Glenridge Continuing Care Retirement Community, Glenridge Palmer Ranch, Series B (Bank of Scotland PLC LOC), 0.16%, 10/3/11	$5,000	$5,000

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.21%, 10/10/11	3,275	3,275

Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo Inc., Series B (U.S. Bank N.A. LOC), 0.12%, 10/10/11	5,100	5,100

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Lutheran College, (U.S. Bank N.A. LOC), 0.16%, 10/3/11	27,700	27,700

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.12%, 10/10/11	20,110	20,110

Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase & Co. LOC), 0.17%, 10/10/11	9,935	9,935

Wisconsin Rural Water Construction Loan Program Revenue BANS, Series B 1.25%, 10/15/12	38,000	38,315

Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration, TRANS, Series A 1.25%, 10/17/11	3,150	3,151

Series B 1.25%, 10/17/11	400	400

Wisconsin State G.O. Refunding VRDB, Series 1 0.21%, 10/10/11 (1)	25,000	25,000

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.22%, 10/10/11	4,850	4,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Wisconsin – 5.5% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Prohealth Care, Inc., Series A (U.S. Bank N.A. LOC), 0.16%, 10/3/11	$10,000	$10,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care, Series C (U.S. Bank N.A. LOC), 0.14%, 10/3/11	37,175	37,175

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B (U.S. Bank N.A. LOC), 0.17%, 10/10/11	6,390	6,390

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A (U.S. Bank N.A. LOC), 0.12%, 10/10/11	14,900	14,900

Series B (U.S. Bank N.A. LOC), 0.12%, 10/3/11	27,000	27,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Mercy Alliance, Inc., (U.S. Bank N.A. LOC), 0.12%, 10/10/11	4,000	4,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., (U.S. Bank N.A. LOC), 0.16%, 10/3/11	6,270	6,270

Series B (U.S. Bank N.A. LOC), 0.16%, 10/3/11	3,700	3,700

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Newcastle, Place Inc., Series B (Bank of America N.A. LOC), 0.14%, 10/10/11	10,470	10,470

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank N.A. LOC), 0.14%, 10/10/11	5,590	5,590

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Wisconsin – 5.5% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 10/10/11	$15,000	$15,000

Wisconsin State Revenue Notes, 2.00%, 6/15/12	50,000	50,625
Wisconsin State Transportation Revenue Refunding VRDB, Series I 0.21%, 10/10/11 (1)	21,745	21,745
		368,121

Wyoming – 0.4%
Platte County Wyoming PCR Tri-State Generation & Transmission, Series A (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.29%, 10/3/11	24,400	24,400

Municipal States Pooled Securities – 1.9%

BB&T Municipal Trust Various States Revenue VRDB, Series 5001 (Rabobank Nederland N.V. LOC), 0.25%, 10/10/11 (1)	24,700	24,700

BB&T Municipal Trust Various States, (BB&T Corp. LOC), 0.25%, 10/10/11 (1)	7,870	7,870

Series 1007 (BB&T Corp. LOC), 0.25%, 10/10/11 (1)	5,015	5,015

Series 1015 (BB&T Corp. LOC), 0.25%, 10/10/11 (1) (2)	5,265	5,265

Series 1017 (BB&T Corp. LOC), 0.25%, 10/10/11 (1)	31,195	31,195

Series 1019 (BB&T Corp. LOC), 0.25%, 10/10/11 (1)	18,380	18,380

Series 1035 (BB&T Corp. LOC), 0.25%, 10/10/11 (1)	15,080	15,080
Series 5002 (Rabobank Nederland N.V. LOC), 0.40%, 10/10/11 (1)	20,595	20,595
		128,100
Total Municipal Investments
(Cost $6,474,958)		6,474,958

VALUE (000s)
Total Investments – 95.9%
(Cost $6,474,958) (3)	6,474,958
Other Assets less Liabilities – 4.1%	273,644
NET ASSETS – 100.0%	$6,748,602

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $23,735,000 or 0.4% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

BB&T Municipal Trust, 0.30%, 10/10/11	6/22/11	$5,485

BB&T Municipal Trust Various States, Series 1015 0.25%, 10/10/11	5/16/11	5,265

East Porter County School Building Corp. Revenue VRDB, Spears, 0.18%, 10/10/11	5/2/11	5,640
Eclipse Funding Trust Revenue Bonds, 0.11%, 10/3/11	6/8/11	7,345

(3)	The cost for federal income tax purposes was $6,474,958.

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	13.1%
Educational Services	12.3
Electric Services, Gas and Combined Utilities	6.5
Executive, Legislative and General Government	22.0
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	13.3
Health Services and Residential Care	10.1
Urban and Community Development, Housing Programs and Social Services	9.5
All other sectors less than 5%	13.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

At September 30, 2011, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	20.1%
2 - 15 Days	68.1
16 - 30 Days	0.4
61 - 97 Days	0.3
98 - 180 Days	3.6
181 - 270 Days	1.0
271 + Days	6.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by Municipal Money Market Fund	$–	$6,474,958(1)	$–	$6,474,958

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.2% (1)

Federal Farm Credit Bank – 8.9%

FFCB Bonds,

3.50%, 10/3/11	$1,000	$1,000

4.70%, 10/3/11	1,250	1,250

4.95%, 12/22/11	3,000	3,032

FFCB Discount Notes,

0.25%, 10/13/11	5,000	4,999

0.05%, 10/14/11	10,000	10,000

0.25%, 10/14/11	5,000	5,000

0.28%, 10/27/11	5,000	4,999

0.24%, 11/2/11	5,000	4,999

0.23%, 11/4/11	5,000	4,999

0.28%, 12/2/11	5,000	4,997

0.32%, 12/28/11	5,000	4,996

0.33%, 12/28/11	5,000	4,996

0.27%, 2/28/12	5,000	4,994

FFCB FRN,

0.08%, 10/1/11	10,000	9,999

0.10%, 10/1/11	5,000	5,000

0.12%, 10/1/11	10,000	10,000

0.13%, 10/1/11	10,000	10,000

0.22%, 10/1/11	10,000	10,001

0.22%, 10/8/11	5,000	5,000
0.16%, 10/10/11	5,000	5,000
		115,261

Federal Home Loan Bank – 19.4%

FHLB Bonds,

0.34%, 10/3/11	2,710	2,710

5.00%, 10/13/11	6,855	6,866

0.30%, 10/14/11	4,000	4,000

0.28%, 10/25/11	7,000	7,000

0.30%, 10/27/11	2,025	2,025

0.24%, 10/28/11	5,000	5,000

0.25%, 11/4/11	2,095	2,095

1.10%, 11/10/11	1,500	1,501

5.63%, 11/15/11	1,490	1,500

0.26%, 11/17/11	1,000	1,000

4.88%, 11/18/11	12,130	12,203

0.75%, 11/21/11	2,000	2,001

0.26%, 11/22/11	4,400	4,400

0.30%, 11/23/11	1,000	1,000

0.26%, 11/29/11	2,660	2,660

0.32%, 11/30/11	1,410	1,410

0.80%, 12/23/11	2,000	2,003
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.2% (1) – continued

Federal Home Loan Bank – 19.4% – continued

0.20%, 12/28/11	$3,000	$3,000

2.05%, 1/20/12	1,000	1,005

0.25%, 1/27/12	6,000	5,999

0.13%, 2/24/12	5,945	5,944

0.12%, 2/27/12	5,000	4,999

0.14%, 3/26/12	5,000	4,999

0.10%, 3/30/12	2,000	2,000

FHLB Discount Notes,

0.03%, 10/14/11	10,000	10,000

0.06%, 10/19/11	10,000	10,000

0.05%, 12/2/11	14,885	14,884

0.33%, 12/5/11	5,500	5,497

0.05%, 12/7/11	11,300	11,299

0.05%, 12/14/11	5,310	5,309

0.26%, 12/21/11	4,500	4,497

0.04%, 1/25/12	11,350	11,348

0.08%, 2/15/12	2,995	2,994

FHLB FRN,

0.14%, 10/1/11	10,000	10,000

0.18%, 10/1/11	10,000	9,997

0.21%, 10/1/11	6,645	6,645

0.24%, 10/1/11	26,490	26,490

0.26%, 10/3/11	5,000	4,998

0.18%, 10/13/11	5,000	4,999

0.12%, 10/18/11	10,000	10,000

0.17%, 10/27/11	5,000	4,998

FHLB Notes,

4.88%, 11/15/11	5,810	5,842
4.75%, 12/9/11	4,015	4,049
		251,166

Federal Home Loan Mortgage Corporation – 12.5%

FHLMC Discount Notes,

0.05%, 10/5/11	5,000	5,000

0.09%, 10/20/11	5,000	5,000

0.11%, 11/8/11	5,000	4,999

0.09%, 12/21/11	8,000	7,998

0.07%, 2/23/12	15,000	14,995

0.10%, 2/23/12	12,600	12,596

FHLMC FRN,

0.07%, 10/1/11	23,500	23,499

0.08%, 10/1/11	15,000	14,998

0.22%, 10/1/11	10,000	10,005

0.17%, 10/3/11	30,000	29,981

0.18%, 10/17/11	10,000	9,991

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.2% (1) – continued

Federal Home Loan Mortgage Corporation – 12.5% – continued

FHLMC Notes,

6.48%, 12/5/11	$2,000	$2,022

1.13%, 12/15/11	16,636	16,664
2.13%, 3/23/12	3,000	3,026
		160,774

Federal National Mortgage Association – 10.4%

FNMA Discount Notes,

0.10%, 11/1/11	5,000	5,000

0.04%, 12/5/11	5,580	5,579

0.06%, 1/17/12	10,000	9,998

0.06%, 1/18/12	10,000	9,998

0.14%, 2/17/12	15,000	14,992

0.10%, 3/1/12	12,600	12,595

0.11%, 5/14/12	11,260	11,252

FNMA FRN,

0.22%, 10/12/11	10,000	9,994

0.26%, 10/18/11	15,000	15,010

FNMA Notes,

5.00%, 10/15/11	6,930	6,943

5.38%, 11/15/11	15,718	15,816

1.00%, 11/23/11	8,375	8,384

2.00%, 1/9/12	1,206	1,212
0.88%, 1/12/12	7,985	7,998
		134,771
Total U.S. Government Agencies
(Cost $661,972)		661,972
U.S. GOVERNMENT OBLIGATIONS – 12.1%

U.S. Treasury Bills – 3.8%

0.10%, 10/6/11	12,600	12,600

0.09%, 10/13/11	12,600	12,600

0.09%, 10/20/11	3,815	3,815

0.01%, 12/22/11	11,860	11,860

0.02%, 1/5/12	3,000	3,000

0.10%, 7/26/12	3,000	2,997
0.08%, 9/20/12	2,000	1,998
		48,870

U.S. Treasury Notes – 8.3%

1.00%, 10/31/11	5,000	5,004

1.75%, 11/15/11	5,000	5,010

1.13%, 12/15/11	10,000	10,023

1.38%, 2/15/12	30,000	30,126

4.88%, 2/15/12	20,000	20,359
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 12.1% – continued

U.S. Treasury Notes – 8.3% – continued

1.38%, 3/15/12	$3,785	$3,807

1.00%, 4/30/12	4,685	4,710

1.38%, 5/15/12	3,725	3,754

4.75%, 5/31/12	4,020	4,143

0.63%, 7/31/12	9,000	9,037

4.63%, 7/31/12	3,000	3,112

1.75%, 8/15/12	3,000	3,043
4.13%, 8/31/12	4,320	4,477
		106,605
Total U.S. Government Obligations
(Cost $155,475)		155,475
Investments, at Amortized Cost
($817,447)		817,447
REPURCHASE AGREEMENTS – 36.8%

Joint Repurchase Agreements – 3.6% (2)

Bank of America Securities LLC, dated 9/30/11, repurchase price $10,361 0.05%, 10/3/11	10,361	10,361

Morgan Stanley & Co., Inc., dated 9/30/11, repurchase price $10,361 0.02%, 10/3/11	10,361	10,361

Societe Generale, New York Branch, dated 9/30/11, repurchase price $10,362 0.04%, 10/3/11	10,362	10,362
UBS Securities LLC, dated 9/30/11, repurchase price $15,542 0.03%, 10/3/11	15,542	15,542
		46,626

Repurchase Agreements – 33.2% (3)

Citigroup Global Markets, dated 9/30/11, repurchase price $19,640 0.12%, 10/3/11	19,640	19,640

HSBC Securities (USA), Inc., dated 9/30/11, repurchase price $200,002 0.09%, 10/3/11	200,000	200,000

Merrill Lynch, dated 9/30/11, repurchase price $200,001 0.04%, 10/3/11	200,000	200,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.8% – continued

Repurchase Agreements – 33.2%(3) – continued
RBS Securities, Inc., dated 9/15/11, repurchase price $10,004 0.21%, 11/15/11	$10,000	$10,000
		429,640
Total Repurchase Agreements
(Cost $476,266)		476,266
Total Investments – 100.1%
(Cost $1,293,713)(4)		1,293,713
Liabilities less Other Assets – (0.1)%		(1,517)
NET ASSETS – 100.0%		$1,292,196

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$16,211	4.50% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$31,418	0.13% – 4.25%	9/15/12 – 1/15/17

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$ 4,352	5.05%	5/1/38
FHLMC	$216,305	4.50% – 4.90%	10/1/38 – 10/1/40
GNMA	$ 15,878	3.50% – 4.00%	11/20/39 – 4/20/40
U.S. Treasury Note	$204,000	1.00% – 3.50%	9/30/16 – 5/15/20

(4)	The cost for federal income tax purposes was $1,293,713.

Percentages shown are based on Net Assets.

At September 30, 2011, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	50.7%
2 - 15 Days	8.0
16 - 30 Days	6.0
31 - 60 Days	7.6
61 - 97 Days	9.6
98 - 180 Days	14.2
181 - 270 Days	2.0
271+ Days	1.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by U.S. Government Money Market Fund	$–	$1,293,713(1)	$–	$1,293,713

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.0% (1)
Federal Farm Credit Bank – 12.6%

FFCB Bonds, 0.75%, 10/5/11	$1,000	$1,000

3.60%, 10/14/11	2,456	2,459

0.57%, 10/28/11	3,575	3,576

2.00%, 1/17/12	4,100	4,121

2.25%, 4/24/12	3,000	3,032

0.27%, 4/25/12	5,000	5,000

FFCB Discount Notes, 0.01%, 10/12/11	3,000	3,000

0.25%, 10/13/11	20,000	19,998

0.05%, 10/14/11	15,000	14,999

0.25%, 10/14/11	15,000	14,999

0.01%, 10/19/11	40,000	40,000

0.04%, 10/19/11	3,600	3,600

0.01%, 10/20/11	10,000	10,000

0.01%, 10/24/11	10,000	10,000

0.03%, 10/25/11	3,900	3,900

0.01%, 10/27/11	7,000	7,000

0.01%, 10/28/11	25,000	25,000

0.24%, 11/2/11	10,000	9,998

0.23%, 11/4/11	10,000	9,998

0.35%, 12/23/11	15,000	14,988

0.32%, 12/28/11	5,000	4,996

0.32%, 12/29/11	25,000	24,980

0.31%, 2/3/12	5,000	4,995

FFCB FRN, 0.08%, 10/1/11	15,000	14,998

0.10%, 10/1/11	5,000	5,000

0.12%, 10/1/11	45,000	44,998

0.14%, 10/1/11	15,000	15,000

0.16%, 10/1/11	36,020	36,019

0.17%, 10/1/11	5,000	4,999

0.18%, 10/1/11	20,000	20,000

0.19%, 10/1/11	15,000	14,990

0.22%, 10/1/11	15,000	15,002

0.22%, 10/8/11	5,000	5,000

0.16%, 10/10/11	10,000	9,999

0.21%, 10/11/11	4,000	4,000
0.30%, 10/26/11	10,000	10,011
		441,655

Federal Home Loan Bank – 59.2%

FHLB Bonds, 0.34%, 10/3/11	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.0% (1) – continued

Federal Home Loan Bank – 59.2% – continued

0.30%, 10/5/11	$8,250	$8,250

0.33%, 10/7/11	19,000	19,000

5.00%, 10/13/11	16,350	16,375

3.35%, 10/14/11	1,480	1,482

0.30%, 10/21/11	4,850	4,850

0.28%, 10/25/11	20,000	20,000

0.30%, 10/27/11	13,370	13,370

0.24%, 10/28/11	17,740	17,740

3.68%, 10/28/11	2,000	2,005

5.63%, 11/15/11	2,890	2,909

0.26%, 11/18/11	10,000	10,001

0.29%, 11/18/11	9,500	9,499

4.88%, 11/18/11	34,835	35,046

0.75%, 11/21/11	25,000	25,024

0.30%, 11/23/11	1,750	1,750

0.79%, 11/25/11	3,000	3,003

0.32%, 11/30/11	3,660	3,661

0.30%, 12/1/11	3,000	3,001

0.32%, 12/1/11	5,850	5,853

0.32%, 12/9/11	48,480	48,502

1.13%, 12/9/11	4,355	4,362

0.80%, 12/23/11	3,425	3,429

0.30%, 12/27/11	16,000	16,007

0.20%, 12/28/11	5,000	5,000

0.10%, 1/11/12	50,000	49,996

0.10%, 1/19/12	10,000	9,999

0.13%, 1/23/12	15,000	15,000

0.60%, 1/25/12	5,000	5,008

0.12%, 2/23/12	10,000	9,998

0.13%, 2/23/12	5,000	4,999

0.13%, 2/24/12	31,985	31,981

0.12%, 2/27/12	25,000	25,000

0.14%, 3/26/12	30,000	29,992

0.10%, 3/30/12	15,000	14,998

0.13%, 3/30/12	5,000	4,999

FHLB Discount Notes, 0.00%, 10/4/11	7,000	7,000

0.05%, 10/5/11	82,750	82,750

0.01%, 10/7/11	71,700	71,700

0.03%, 10/7/11	18,750	18,750

0.04%, 10/7/11	4,605	4,605

0.01%, 10/11/11	18,000	18,000

0.03%, 10/11/11	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.0% (1) – continued

Federal Home Loan Bank – 59.2% – continued

0.01%, 10/12/11	$8,100	$8,100

0.04%, 10/12/11	51,500	51,500

0.09%, 10/13/11	50,000	49,999

0.01%, 10/14/11	10,000	10,000

0.03%, 10/14/11	10,000	10,000

0.04%, 10/14/11	34,300	34,300

0.01%, 10/18/11	6,100	6,100

0.06%, 10/18/11	9,250	9,250

0.03%, 10/19/11	34,500	34,499

0.06%, 10/19/11	10,000	10,000

0.03%, 10/21/11	4,000	4,000

0.04%, 10/21/11	25,000	24,999

0.02%, 10/27/11	4,000	4,000

0.01%, 11/2/11	5,000	5,000

0.02%, 11/2/11	50,000	49,999

0.03%, 11/2/11	15,120	15,120

0.04%, 11/2/11	20,000	19,999

0.09%, 11/2/11	12,500	12,500

0.02%, 11/4/11	2,240	2,240

0.06%, 11/4/11	33,400	33,398

0.10%, 11/4/11	3,400	3,400

0.03%, 11/9/11	75,106	75,104

0.04%, 11/14/11	40,000	39,998

0.20%, 11/14/11	2,500	2,500

0.06%, 11/16/11	3,300	3,300

0.07%, 11/16/11	12,265	12,264

0.05%, 11/18/11	10,000	9,999

0.02%, 11/23/11	20,000	19,998

0.04%, 11/23/11	65,500	65,495

0.10%, 11/23/11	29,000	28,998

0.03%, 11/25/11	15,000	14,999

0.05%, 12/2/11	6,255	6,254

0.06%, 12/2/11	20,000	19,998

0.03%, 12/5/11	2,000	1,999

0.33%, 12/5/11	10,000	9,995

0.04%, 12/9/11	20,000	19,998

0.03%, 12/14/11	88,080	88,074

0.05%, 12/14/11	22,490	22,488

0.04%, 12/16/11	28,500	28,498

0.07%, 12/19/11	50,000	49,992

0.03%, 12/23/11	5,000	5,000

0.03%, 12/28/11	12,270	12,269

0.06%, 1/4/12	16,000	15,998

0.03%, 1/6/12	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.0% (1) – continued

Federal Home Loan Bank – 59.2% – continued

0.05%, 1/18/12	$15,000	$14,997

0.07%, 1/18/12	75,000	74,985

0.08%, 2/15/12	7,840	7,838

0.09%, 3/23/12	10,000	9,996
FHLB FRN,

0.18%, 10/1/11	25,000	24,990

0.21%, 10/1/11	14,775	14,775

0.24%, 10/1/11	58,045	58,045

0.19%, 10/3/11	100,000	100,014

0.26%, 10/3/11	20,000	19,994

0.19%, 10/6/11	31,500	31,500

0.25%, 10/11/11	5,000	5,000

0.18%, 10/13/11	25,000	24,994

0.25%, 10/13/11	17,750	17,751

0.12%, 10/18/11	10,000	10,000

0.19%, 10/26/11	5,000	5,000

0.17%, 10/27/11	10,000	9,995
FHLB Notes,
1.00%, 12/28/11	1,500	1,503
		2,083,892

Tennessee Valley Authority - 0.2%
Tennessee Valley Authority Discount Note, 0.01%, 10/20/11	8,000	8,000
Total U.S. Government Agencies
(Cost $2,533,547)		2,533,547

U.S. GOVERNMENT OBLIGATIONS – 8.5%

U.S. Treasury Bills – 2.9%

0.01%, 10/6/11	25,000	25,000

0.03%, 10/6/11	20,000	20,000

0.02%, 10/13/11	25,000	25,000

0.09%, 10/20/11	9,975	9,974

0.02%, 1/5/12	15,000	14,999

0.10%, 7/26/12	3,000	2,998
0.08%, 9/20/12	5,000	4,996
		102,967

U.S. Treasury Notes – 5.6%

1.75%, 11/15/11	5,000	5,010

0.75%, 11/30/11	3,000	3,002

1.13%, 12/15/11	8,000	8,018

1.38%, 2/15/12	75,000	75,325

1.38%, 3/15/12	10,000	10,060

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 8.5% – continued

U.S. Treasury Notes – 5.6% – continued

1.00%, 4/30/12	$12,415	$12,481

1.38%, 5/15/12	9,940	10,019

4.75%, 5/31/12	10,375	10,692

0.63%, 7/31/12	30,000	30,124

4.63%, 7/31/12	10,000	10,371

1.75%, 8/15/12	10,000	10,145
4.13%, 8/31/12	10,900	11,296
		196,543
Total U.S. Government Obligations
(Cost $299,510)		299,510
Investments, at Amortized Cost
($2,833,057)		2,833,057
Total Investments - 80.5%
(Cost $2,833,057) (2)		2,833,057
Other Assets less Liabilities – 19.5%		687,796
NET ASSETS - 100.0%		$3,520,853

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $2,833,057.

Percentages shown are based on Net Assets.

At September 30, 2011, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	31.7%
2 - 15 Days	17.7
16 - 30 Days	8.7
31 - 60 Days	15.0
61 - 97 Days	12.2
98 - 180 Days	11.0
181 - 270 Days	1.7
271+ Days	2.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by U.S. Government Select Money Market Fund	$–	$2,833,057 (1)	$–	$2,833,057

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	G.O.	General Obligation
AGM	Assured Guaranty Municipal	Gtd.	Guaranteed
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
FDIC	Federal Deposit Insurance Corporation	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TANS	Tax Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TRANS	Tax and Revenue Anticipation Notes
FRN	Floating Rate Notes	VRDB	Variable Rate Demand Bonds
GNMA	Government National Mortgage Association	VRDP	Variable Rate Dividend Preferred

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2011 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Funds’ are determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2011, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset values (“NAV”) of the Funds.

At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK
California Municipal Money Market	$(101)	$(5)	$106
U.S. Government Select Money Market	16	(16)	—

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At March 31, 2011, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$8,806

The Fund in the above table may offset future capital gains with this capital loss carryforward.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At March 31, 2011, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$5	$5
Money Market	—	256
Municipal Money Market	174	1
U.S. Government Money Market	—	15
U.S. Government Select Money Market	—	43

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$343	$ —
Money Market	—	1,688
Municipal Money Market	1,370	27
U.S. Government Money Market	—	235
U.S. Government Select Money Market	—	376

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$99	$148
Money Market	—	7,785
Municipal Money Market	9,738	516
U.S. Government Money Market	—	184
U.S. Government Select Money Market	—	428

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service.

3. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans. The Funds did not incur any interest expense for the six months ended September 30, 2011.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2011, the investment adviser has contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total expenses in the Statements of Operations.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL ANNUAL RATE	CONTRACTUAL EXPENSE LIMITATION
California Municipal Money Market	0.25%	0.45%
Money Market	0.25%	0.45%
Municipal Money Market	0.25%	0.45%
U.S. Government Money Market	0.25%	0.45%
U.S. Government Select Money Market	0.25%	0.45%

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment adviser or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the table above:

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

CONTRACTUAL EXPENSE LIMITATION
Fund	EFFECTIVE 1/1/2012
California Municipal Money Market	0.35%
Money Market	0.35%
Municipal Money Market	0.35%
U.S. Government Money Market	0.35%
U.S. Government Select Money Market	0.35%

In addition, in order to avoid a negative yield, the investment adviser may reimburse expenses or waive advisory fees of a Fund, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2011, the investment adviser reimbursed fees to avoid a negative yield for the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds. The amounts reimbursed by the investment adviser are included in Less expenses reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2011 are included as part of “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Funds by the investment adviser.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are shown as “Less Custodian Credits” in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These expenses are included in the Statements of Operations under “Shareholder Servicing Fees” for the six months ended September 30, 2011.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEDMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$898,452	$8	$(939,576)	$(41,116)
Money Market	12,125,244	390	(11,816,074)	309,560
Municipal Money Market	12,081,778	82	(12,021,985)	59,875
U.S. Government Money Market	3,765,091	24	(4,099,520)	(334,405)
U.S. Government Select Money Market	5,609,918	42	(5,212,000)	397,960

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,073,304	$70	$(1,574,567)	$(501,193)
Money Market	7,573,983	711	(7,837,058)	(262,364)
Municipal Money Market	5,018,617	248	(4,735,121)	283,744
U.S. Government Money Market	4,640,738	75	(4,459,740)	181,073
U.S. Government Select Money Market	4,364,877	105	(4,653,690)	(288,708)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Money Market Fund (the “Fund”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation did not receive any consideration from the Fund. Under the CSA, the Corporation committed to provide capital to the Fund in the event that the Fund realized a loss on the Whistlejacket Capital LLC Security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Fund to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Fund, was insufficient to maintain the minimum permissible NAV of $0.9990.

On June 25, 2009, the Fund sold the remaining position in the Security held in the Fund, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Fund representing the amount necessary to prevent the loss from causing the market-based NAV of the Fund to fall below $0.999, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2011 (UNAUDITED)

8. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reason for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

9. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, the Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the item noted above that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011 through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical	0.19%	$1,000.00	$1,024.12	$0.96	**

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.20%	$1,000.00	$1,000.10	$1.00
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01	**

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical	0.19%	$1,000.00	$1,024.12	$0.96	**

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical	0.14%	$1,000.00	$1,024.37	$0.71	**

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical	0.09%	$1,000.00	$1,024.62	$0.46	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Funds by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by Northern to Northern’s other institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Funds. In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services.

As part of their review, the Trustees considered the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered Northern’s record of communicating with and servicing shareholders. Attention was given to Northern’s and its affiliates’ generally more conservative approach to investment management and their efforts to refine the Funds’ risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement new regulatory requirements for the Funds. The Trustees also discussed Northern’s continued commitments to address other regulatory compliance requirements applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ strong financial position, stability and commitment to the Funds, as evidenced by their support to the Funds to maintain a positive yield during the past year, as well as their commitment of other resources to support the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

operations of the Funds and was able to provide quality services to the Funds.

Performance.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years, although more emphasis was placed on three-and five-year performance. The Trustees also considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds, the investor base the Funds are intended to serve, and steps taken by Northern to manage the Funds to maintain stable net asset values during the market environments in recent years. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. They also considered the Funds’ compliance with SEC regulations applicable to money market mutual funds and the stability of the Funds’ net asset values. Based on the information provided, the Trustees believed that the Funds had provided competitive yields in light of their respective investment objectives and policies, as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; the extent of Northern’s substantial voluntary expense reimbursements to maintain a positive yield for the Funds, and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the Funds’ expense ratios after reimbursement of expenses were above their respective Lipper objective medians. The Trustees considered that most of the Funds’ total expense ratios (after expense reimbursements) in past years had been generally below their respective Lipper objective medians. The Trustees also took into account the low interest rate environment and other unusual market conditions in the past year. Information was also provided on the fee rates charged by Northern to private accounts managed by it . With regard to these clients, the Trustees considered the difference in services provided by Northern, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them. The Trustees reviewed Northern’s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although Northern’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Funds’ auditors for reasonability. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale.

The Trustees considered the fees paid by the Funds to Northern and its affiliates for custodial, transfer agency and administration services and reviewed information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also considered Northern’s substantial voluntary expense reimbursements to maintain positive yields for the Funds.

Other Benefits to Northern.

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of its relationship with the Funds. These benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	61	MONEY MARKET FUNDS

MONEY MARKET FUNDS

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MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds

Center at 800-595-9111.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MONEY MARKET FUNDS

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

24	MULTI-MANAGER GLOBAL REAL ESTATE FUND

28	MULTI-MANAGER INTERNATIONAL EQUITY FUND

38	MULTI-MANAGER LARGE CAP FUND

42	MULTI-MANAGER MID CAP FUND

48	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUND

54	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

76	NOTES TO THE FINANCIAL STATEMENTS

87	FUND EXPENSES

90	APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

94	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at cost (1)	$2,123,498	$660,902	$3,157,950
Investments, at value (2)	$1,935,030	$702,616	$2,781,154
Cash	–	–	65
Foreign currencies, at value (cost $17,391, $187, $8,435, respectively)	17,091	187	8,097
Dividend income receivable	1,855	2,006	9,342
Interest income receivable	–	–	2
Receivable for foreign tax reclaimable	17	184	3,229
Receivable for securities sold	10,711	3,384	33,884
Receivable for variation margin on futures contracts	–	–	–
Receivable for fund shares sold	2,932	1,557	1,109
Receivable from investment adviser	28	23	11
Unrealized gain on forward foreign currency exchange contracts	9	12	441
Prepaid and other assets	23	16	27
Total Assets	1,967,696	709,985	2,837,361
LIABILITIES:
Cash overdraft	–	–	–
Unrealized loss on forward foreign currency exchange contracts	132	1	122
Payable for securities purchased	14,886	1,289	18,385
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	–	–	199
Payable for fund shares redeemed	3,645	386	9,903
Payable to affiliates:
Investment advisory fees	379	132	490
Administration fees	49	18	71
Custody and accounting fees	36	15	50
Shareholder servicing fees	1	–	5
Transfer agent fees	32	12	47
Trustee fees	1	–	5
Accrued other liabilities	42	27	99
Total Liabilities	19,203	1,880	29,376
Net Assets	$1,948,493	$708,105	$2,807,985
ANALYSIS OF NET ASSETS:
Capital stock	$1,908,976	$635,094	$3,327,580
Accumulated undistributed net investment income (loss)	18,628	1,422	40,772
Accumulated undistributed net realized gain (loss)	209,748	29,884	(183,569)
Net unrealized appreciation (depreciation)	(188,859)	41,705	(376,798)
Net Assets	$1,948,493	$708,105	$2,807,985
Shares Outstanding ($.0001 par value, unlimited authorization)	108,882	46,427	345,541
Net Asset Value, Redemption and Offering Price Per Share	$17.90	$15.25	$8.13

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $74,179, $13,554, $58,795, $44,312, $15,289, $15,990 and $35,518, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $74,179, $13,554, $58,795, $44,312, $15,289, $15,990 and $35,518, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2011 (UNAUDITED)

MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$978,595	$972,580	$533,768	$697,542
$960,800	$941,417	$474,938	$652,153
–	–	–	–
–	–	–	–
1,259	1,345	455	70
–	–	–	14,070
–	–	–	–
–	20,926	7,789	2,468
15	29	–	–
1,817	415	86	52
4	6	2	12
–	–	–	526
22	34	29	13
963,917	964,172	483,299	669,364

–	12	–	–
–	–	–	12
654	12,629	5,209	4,628
–	–	–	3,445
211	125	40	–
2,054	2,335	939	1,944

146	146	89	89
24	24	12	17
10	10	8	14
1	–	–	2
16	16	8	11
2	5	2	–
20	24	10	9
3,138	15,326	6,317	10,171
$960,779	$948,846	$476,982	$659,193

$956,938	$937,019	$488,153	$689,619
132	718	(711)	(28)
21,629	42,467	48,414	14,517
(17,920)	(31,358)	(58,874)	(44,915)
$960,779	$948,846	$476,982	$659,193
118,487	94,284	55,060	66,787
$8.11	$10.06	$8.66	$9.87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
INVESTMENT INCOME:
Dividend income(1)	$39,085 (2)	$13,003 (2)
Interest income	25	–
Total Investment Income	39,110	13,003
EXPENSES:
Investment advisory fees	13,604	4,615
Administration fees	1,771	629
Custody fees	1,080	395
Accounting fees	128	52
Transfer agent fees	1,181	419
Registration fees	15	12
Printing fees	25	14
Professional fees	37	19
Shareholder servicing fees	9	2
Trustee fees	14	7
Other	21	10
Total Expenses	17,885	6,174
Less expenses reimbursed by investment adviser	(813)	(757)
Net Expenses	17,072	5,417
Net Investment Income (Loss)	22,038	7,586
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	81,109	15,368
Futures contracts	–	–
Foreign currency transactions	(1,218)	(15)
Net change in unrealized appreciation (depreciation) on:
Investments	(671,576)	(155,207)
Futures contracts	–	–
Forward foreign currency exchange contracts	(127)	10
Translation of other assets and liabilities denominated in foreign currencies	(355)	(25)
Net Losses	(592,167)	(139,869)
Net Decrease in Net Assets Resulting from Operations	$(570,129)	$(132,283)

(1)	Amount includes dividend income from Diversified Assets Portfolio of the Northern Institutional Funds of $7, $3, $14, $5, $3, $2 and $3, respectively.
(2)	Net of $4,274, $713, $6,579, $184, $1 and $8, respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$57,063 (2)	$8,658 (2)	$7,334	$3,214 (2)	$359
3	1	1	–	24,891 (2)
57,066	8,659	7,335	3,214	25,250

17,417	4,715	4,990	3,107	2,678
2,525	788	837	424	502
1,533	83	91	77	319
178	62	66	38	43
1,683	525	558	283	335
17	13	13	11	12
45	13	18	9	7
47	19	19	9	9
12	3	63	2	2
17	7	7	3	3
27	11	11	6	6
23,501	6,239	6,673	3,969	3,916
(352)	(61)	(61)	(45)	(274)
23,149	6,178	6,612	3,924	3,642
33,917	2,481	723	(710)	21,608

10,339	13,984	38,137	10,354	8,494
(4,452)	(1,421)	(2,703)	(1,725)	–
(895)	–	–	–	(10)

(753,352)	(181,562)	(273,499)	(142,751)	(79,568)
(1,873)	(567)	(1,040)	(401)	–
2,261	–	–	–	557
(1,033)	–	–	–	(52)
(749,005)	(169,566)	(239,105)	(134,523)	(70,579)
$(715,088)	$(167,085)	$(238,382)	$(135,233)	$(48,971)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011
OPERATIONS:
Net investment income (loss)	$22,038	$9,405	$7,586	$6,769
Net realized gains	79,891	239,044	15,353	60,733
Net change in unrealized appreciation (depreciation)	(672,058)	169,072	(155,222)	43,940
Net Increase (Decrease) in Net Assets Resulting from Operations	(570,129)	417,521	(132,283)	111,442
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	48,263	367,197	27,755	138,966
Net Increase in Net Assets Resulting from Capital Share Transactions	48,263	367,197	27,755	138,966
DISTRIBUTIONS PAID:
From net investment income	–	(16,700)	(7,839)	(8,914)
From net realized gains	–	(194,080)	–	(54,822)
Total Distributions Paid	–	(210,780)	(7,839)	(63,736)
Total Increase (Decrease) in Net Assets	(521,866)	573,938	(112,367)	186,672
NET ASSETS:
Beginning of period	2,470,359	1,896,421	820,472	633,800
End of period	$1,948,493	$2,470,359	$708,105	$820,472
Accumulated Undistributed Net Investment Income (Loss)	$18,628	$(3,410)	$1,422	$1,675

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2011

MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011	SEPT. 30, 2011	MARCH 31, 2011

$33,917	$22,260	$2,481	$3,971	$723	$(68)	$(710)	$(2,466)	$21,608	$34,664
4,992	187,536	12,563	78,600	35,434	81,917	8,629	106,024	8,484	11,446
(753,997)	118,020	(182,129)	48,017	(274,539)	114,647	(143,152)	25,091	(79,063)	22,483
(715,088)	327,816	(167,085)	130,588	(238,382)	196,496	(135,233)	128,649	(48,971)	68,593

71,268	244,616	81,503	211,763	48,830	355,131	20,468	20,488	81,725	200,857
71,268	244,616	81,503	211,763	48,830	355,131	20,468	20,488	81,725	200,857

–	(23,400)	(2,449)	(4,163)	–	(893)	–	–	(22,710)	(34,349)
–	–	–	–	–	–	–	–	–	(5,813)
–	(23,400)	(2,449)	(4,163)	–	(893)	–	–	(22,710)	(40,162)
(643,820)	549,032	(88,031)	338,188	(189,552)	550,734	(114,765)	149,137	10,044	229,288

3,451,805	2,902,773	1,048,810	710,622	1,138,398	587,664	591,747	442,610	649,149	419,861
$2,807,985	$3,451,805	$960,779	$1,048,810	$948,846	$1,138,398	$476,982	$591,747	$659,193	$649,149
$40,772	$6,855	$132	$100	$718	$(5)	$(711)	$(1)	$(28)	$1,074

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$23.13		$20.85		$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.10		0.05	0.01
Net realized and unrealized gains (losses)	(5.43)		4.20		9.49	2.02
Total from Investment Operations	(5.23)		4.30		9.54	2.03
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.16)		(0.09)	–
From net realized gains	–		(1.86)		(0.63)	–
Total Distributions Paid	–		(2.02)		(0.72)	–
Net Asset Value, End of Period	$17.90		$23.13		$20.85	$12.03
Total Return(3)	(22.65)%		20.88%		79.65%	20.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,948,493		$2,470,359		$1,896,421	$268,350
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.45	%(5)	1.45	%(5)	1.48%	1.50%
Expenses, before reimbursements and credits	1.51%		1.52%		1.55%	1.68%
Net investment income, net of reimbursements and credits	1.86	%(5)	0.42	%(5)	0.25%	0.54	%(6)
Net investment income, before reimbursements and credits	1.80%		0.35%		0.18%	0.36	%(6)
Portfolio Turnover Rate	28.54%		76.35%		115.05%	23.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $75,000 and $149,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL REAL ESTATE FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$18.20		$17.08		$9.87	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.17		0.23	0.15
Net realized and unrealized gains (losses)	(2.94)		2.56		7.66	(0.17)
Total from Investment Operations	(2.78)		2.73		7.89	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.17)		(0.23)		(0.22)	(0.09)
From net realized gains	–		(1.38)		(0.46)	(0.02)
Total Distributions Paid	(0.17)		(1.61)		(0.68)	(0.11)
Net Asset Value, End of Period	$15.25		$18.20		$17.08	$9.87
Total Return(3)	(15.40)%		16.59%		80.53%	(0.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$708,105		$820,472		$633,800	$185,425
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.29	%(5)	1.29	%(5)	1.30%	1.30%
Expenses, before reimbursements and credits	1.47%		1.47%		1.48%	1.55%
Net investment income, net of reimbursements and credits	1.81	%(5)	0.95	%(5)	1.53%	3.68	%(6)
Net investment income, before reimbursements and credits	1.63%		0.77%		1.35%	3.43	%(6)
Portfolio Turnover Rate	27.08%		54.79%		71.54%	55.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $35,000 and $77,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$10.17		$9.19		$6.28	$11.15	$11.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.07		0.03	0.11	0.11	0.03
Net realized and unrealized gains (losses)	(2.14)		0.98		2.93	(4.79)	(0.16)	1.89
Total from Investment Operations	(2.04)		1.05		2.96	(4.68)	(0.05)	1.92
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.07)		(0.05)	(0.09)	(0.10)	(0.03)
From net realized gains	–		–		–	(0.10)	(0.59)	–
Total Distributions Paid	–		(0.07)		(0.05)	(0.19)	(0.69)	(0.03)
Net Asset Value, End of Period	$8.13		$10.17		$9.19	$6.28	$11.15	$11.89
Total Return(3)	(20.06)%		11.49%		47.16%	(42.04)%	(0.84)%	19.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,807,985		$3,451,805		$2,902,773	$1,048,341	$1,504,189	$1,088,091
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.38	%(5)	1.38	%(5)	1.41%	1.44%	1.45%	1.45%
Expenses, before reimbursements and credits	1.40%		1.41%		1.42%	1.47%	1.47%	1.48%
Net investment income, net of reimbursements and credits	2.01	%(5)	0.74	%(5)	0.71%	1.27%	0.96%	0.47	%(6)
Net investment income, before reimbursements and credits	1.99%		0.71%		0.70%	1.24%	0.94%	0.44	%(6)
Portfolio Turnover Rate	29.51%		123.93%		59.84%	69.98%	77.15%	40.59%

(1)	Commenced investment operations on June 22, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $153,000 and $374,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on June 22, 2006, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER LARGE CAP FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$9.56		$8.19		$5.68	$8.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.04		0.06	0.07	0.03
Net realized and unrealized gains (losses)	(1.45)		1.38		2.50	(3.08)	(1.24)
Total from Investment Operations	(1.43)		1.42		2.56	(3.01)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.05)		(0.05)	(0.07)	(0.03)
Total Distributions Paid	(0.02)		(0.05)		(0.05)	(0.07)	(0.03)
Net Asset Value, End of Period	$8.11		$9.56		$8.19	$5.68	$8.76
Total Return(2)	(14.96)%		17.36%		45.25%	(34.53)%	(12.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$960,779		$1,048,810		$710,622	$329,025	$262,216
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.18	%(4)	1.19	%(4)	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.19%		1.20%		1.20%	1.23%	1.36%
Net investment income, net of reimbursements and credits	0.47	%(4)	0.52	%(4)	0.81%	1.01%	1.11	%(5)
Net investment income, before reimbursements and credits	0.46%		0.51%		0.81%	0.98%	0.95	%(5)
Portfolio Turnover Rate	18.15%		69.02%		48.85%	57.53%	15.71%

(1)	Commenced investment operations on October 17, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $61,000 and $99,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(5)	As the Fund commenced investment operations on October 17, 2007, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$12.59		$10.14		$6.26	$9.99	$11.25	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		–	(2)	0.02	0.05	0.03	0.02
Net realized and unrealized gains (losses)	(2.54)		2.46		3.88	(3.68)	(0.88)	1.25
Total from Investment Operations	(2.53)		2.46		3.90	(3.63)	(0.85)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.02)	(0.05)	(0.02)	(0.02)
From net realized gains	–		–		–	(0.05)	(0.39)	–
Total Distributions Paid	–		(0.01)		(0.02)	(0.10)	(0.41)	(0.02)
Net Asset Value, End of Period	$10.06		$12.59		$10.14	$6.26	$9.99	$11.25
Total Return(3)	(20.10)%		24.28%		62.34%	(36.44)%	(7.91)%	12.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$948,846		$1,138,398		$587,664	$376,217	$450,531	$343,971
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.19	%(5)	1.19	%(5)	1.20%	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%		1.20%		1.20%	1.21%	1.21%	1.29%
Net investment income (loss), net of reimbursements and credits	0.13	%(5)	(0.01	)%(5)	0.22%	0.59%	0.29%	0.29	%(6)
Net investment income (loss), before reimbursements and credits	0.12%		(0.02)%		0.22%	0.58%	0.28%	0.20	%(6)
Portfolio Turnover Rate	26.03%		62.29%		103.02%	123.45%	35.17%	16.95%

(1)	Commenced investment operations on June 22, 2006.
(2)	Per share amount from net investment loss was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $40,000 and $68,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income (loss) and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on June 22, 2006, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER SMALL CAP FUND

Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$11.12		$8.85		$5.53	$8.90	$11.47	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)		(0.05)		(0.03)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(2.45)		2.32		3.35	(3.34)	(1.80)	1.55
Total from Investment Operations	(2.46)		2.27		3.32	(3.36)	(1.84)	1.52
LESS DISTRIBUTIONS PAID:
From net realized gains	–		–		–	(0.01)	(0.73)	(0.05)
Total Distributions Paid	–		–		–	(0.01)	(0.73)	(0.05)
Net Asset Value, End of Period	$8.66		$11.12		$8.85	$5.53	$8.90	$11.47
Total Return(2)	(22.12)%		25.79%		59.86%	(37.76)%	(16.80)%	15.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$476,982		$591,747		$442,610	$230,043	$292,068	$226,753
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.39	%(4)	1.39	%(4)	1.40%	1.40%	1.40%	1.40%
Expenses, before reimbursements and credits	1.41%		1.41%		1.41%	1.44%	1.44%	1.54%
Net investment loss, net of reimbursements and credits	(0.25	)%(4)	(0.47	)%(4)	(0.44)%	(0.31)%	(0.46)%	(0.51	)%(5)
Net investment loss, before reimbursements and credits	(0.27)%		(0.49)%		(0.45)%	(0.35)%	(0.50)%	(0.65	)%(5)
Portfolio Turnover Rate	26.34%		192.09%		187.71%	185.25%	185.20%	70.83%

(1)	Commenced investment operations on June 22, 2006.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment loss ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $30,000 and $58,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment loss and reimbursements would have been decreased by a corresponding amount.
(5)	As the Fund commenced investment operations on June 22, 2006, annualized net investment loss ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2011 (UNAUDITED)		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.98		$10.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35		0.68		0.29
Net realized and unrealized gain (losses)	(1.09)		0.68		0.40
Total from Investment Operations	(0.74)		1.36		0.69
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.37)		(0.68)		(0.27)
From net realized gains	–		(0.11)		(0.01)
Total Distributions Paid	(0.37)		(0.79)		(0.28)
Net Asset Value, End of Period	$9.87		$10.98		$10.41
Total Return(3)	(6.98)%		13.58%		6.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$659,193		$649,149		$419,861
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.09	%(5)	1.08	%(5)	1.10%
Expenses, before reimbursements and credits	1.17%		1.18%		1.21%
Net investment income, net of reimbursements and credits	6.45	%(5)	6.46	%(5)	6.04	%(6)
Net investment income, before reimbursements and credits	6.37%		6.36%		5.93	%(6)
Portfolio Turnover Rate	64.67%		43.11%		20.46%

(1)	Commenced investment operations on September 23, 2009.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $38,000 and $88,000, which represents 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2011 and fiscal year ended March 31, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5%

Argentina – 0.3%
Arcos Dorados Holdings, Inc., Class A	295,300	$6,848

Bermuda – 0.2%
Central European Media Enterprises Ltd., Class A *	422,547	3,300

Brazil – 9.5%

Banco Bradesco S.A. ADR	1,431,497	21,172

Banco do Brasil S.A.	352,421	4,656

Banco Santander Brasil S.A.	398,200	2,906

Banco Santander Brasil S.A. ADR	722,192	5,286

BR Malls Participacoes S.A.	526,581	5,380

BRF - Brasil Foods S.A. ADR	342,000	5,995

CCR S.A.	180,225	4,692

CETIP S.A. - Balcao Organizado de Ativose Derivativos	600,478	7,505

Cia de Saneamento de Minas Gerais-COPASA	199,400	3,155

Cosan S.A. Industria e Comercio	117,554	1,499

EcoRodovias Infraestrutura e Logistica S.A.	953,300	6,997

Fibria Celulose S.A.	1,694,900	12,890

Gafisa S.A. ADR	363,800	2,099

Gerdau S.A. ADR	229,183	1,634

Light S.A.	89,920	1,183

Localiza Rent a Car S.A.	906,601	12,006

MRV Engenharia e Participacoes S.A.	672,390	3,444

Obrascon Huarte Lain Brasil S.A.	8,704	280

OGX Petroleo e Gas Participacoes S.A *	609,000	3,725

PDG Realty S.A. Empreendimentose Participacoes	1,033,400	3,369

Petroleo Brasileiro S.A. - Petrobras	194,402	2,161

Petroleo Brasileiro S.A. ADR	1,173,919	26,354

Petroleo Brasileiro S.A. ADR	466,243	9,661

Sao Martinho S.A.	9,635	103

Sul America S.A.	120,682	1,027

Tele Norte Leste Participacoes S.A. ADR	81,454	776

Tim Participacoes S.A. ADR	171,500	4,040

Tractebel Energia S.A.	596,674	8,282

Vale S.A.	132,070	2,996
Vale S.A. ADR	873,345	19,912
		185,185

Canada – 0.7%

Methanex Corp.	153,725	3,202
Pacific Rubiales Energy Corp.	533,500	11,302
		14,504

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Chile – 0.4%

Banco de Chile	3,845,756	$451

Banco Santander Chile ADR	43,482	3,195

Cencosud S.A.	166,594	907

Cia Cervecerias Unidas S.A.	127,006	1,331

Enersis S.A. ADR	36,449	616

ENTEL Chile S.A.	61,586	1,184

Lan Airlines S.A. ADR	44,277	914
Ripley Corp. S.A.	115,616	93
		8,691

China – 8.9%

Anhui Conch Cement Co. Ltd., Class H	1,203,161	3,271

Anta Sports Products Ltd.	2,944,450	3,350

Baidu, Inc. ADR *	70,850	7,575

Bank of China Ltd., Class H	11,487,000	3,505

BYD Electronic International Co. Ltd. *	206,000	50

China Communications Construction Co. Ltd., Class H	2,629,818	1,676

China Communications Services Corp. Ltd., Class H	714,000	321

China Construction Bank Corp., Class H	38,556,346	23,008

China Life Insurance Co. Ltd., Class H	1,056,000	2,496

China Merchants Bank Co. Ltd., Class H	3,604,000	5,458

China Petroleum & Chemical Corp., Class H	3,734,541	3,597

China Shanshui Cement Group Ltd.	1,851,000	1,219

China Shenhua Energy Co. Ltd., Class H	2,462,114	9,663

CNOOC Ltd.	9,103,738	14,626

CNOOC Ltd. ADR	42,143	6,755

Dongfeng Motor Group Co. Ltd., Class H	6,221,862	8,246

Evergrande Real Estate Group Ltd.	4,787,000	1,438

Giant Interactive Group, Inc. ADR	96,271	321

Great Wall Motor Co. Ltd., Class H	1,465,225	1,640

Greentown China Holdings Ltd.	250,500	115

Guangzhou Automobile Group Co. Ltd. Class H	19,463,421	18,930

Haitian International Holdings Ltd.	287,000	224

Harbin Electric Co. Ltd., Class H	1,468,000	1,197

Huadian Power International Co., Class H *	16,411,250	2,316

Industrial & Commercial Bank of China, Class H	14,050,883	6,792

Jiangxi Copper Co. Ltd., Class H	2,759,000	4,667

Lenovo Group Ltd.	12,954,000	8,662

Lianhua Supermarket Holdings Co. Ltd., Class H	560,608	795

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

China – 8.9% continued

Mindray Medical International Ltd. ADR	83,557	$1,973

Parkson Retail Group Ltd.	3,662,937	4,326

PetroChina Co. Ltd. ADR	40,336	4,860

PetroChina Co. Ltd., Class H	3,366,298	4,080

Renhe Commercial Holdings Co. Ltd.	12,906,000	1,340

Soho China Ltd.	2,985,500	1,855

Tencent Holdings Ltd.	314,700	6,455

Want Want China Holdings Ltd.	1,291,231	1,158

Yangzijiang Shipbuilding Holdings Ltd.	2,331,469	1,554

Yanzhou Coal Mining Co. Ltd., Class H	978,544	2,047
Zhejiang Expressway Co. Ltd., Class H	1,596,600	958
		172,519

Colombia – 0.3%

BanColombia S.A. ADR	36,853	2,053
Ecopetrol S.A.	436,238	872
Ecopetrol S.A. ADR	95,090	3,831
		6,756

Czech Republic – 1.1%
Komercni Banka A.S.	112,284	20,931

Egypt – 0.5%
Commercial International Bank Egypt S.A.E.	2,541,558	9,764

Hong Kong – 5.1%

Belle International Holdings Ltd.	3,394,260	5,791

Central China Real Estate Ltd.	1,444,883	284

Chaoda Modern Agriculture Holding Ltd.	5,742,000	811

Cheung Kong Holdings Ltd.	114,000	1,217

China Dongxiang Group Co.	17,454,000	2,950

China Mobile Ltd.	5,760,585	56,182

China Pharmaceutical Group Ltd.	3,486,000	834

China Power International Development Ltd.	12,331,400	2,230

China Resources Enterprise Ltd.	560,000	1,850

China Unicom Hong Kong Ltd.	950,002	1,940

Cosco International Holdings Ltd.	1,420,461	495

Galaxy Entertainment Group Ltd. *	1,781,000	2,515

GZI Real Estate Investment Trust	614,000	262

Haier Electronics Group Co. Ltd. *	5,665,000	3,655

Huabao International Holdings Ltd.	3,502,862	2,856

Kingboard Laminates Holdings Ltd.	4,914,000	2,030

Pacific Basin Shipping Ltd.	10,149,175	3,914

Shenzhen International Holdings Ltd.	3,160,000	154

Shenzhen Investment Ltd.	5,380,000	966

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Hong Kong – 5.1% continued

Shougang Fushan Resources Group Ltd.	6,209,658	$2,018

Sinolink Worldwide Holdings Ltd. *	3,061,274	214

Skyworth Digital Holdings Ltd.	1,496,000	506

Stella International Holdings Ltd.	703,500	1,547

TCL Communication Technology Holdings Ltd.	965,000	397

Texwinca Holdings Ltd.	2,382,000	2,440
Wharf Holdings Ltd.	206,000	1,001
		99,059

Hungary – 0.4%

Egis Gyogyszergyar Nyrt	2,207	148

Magyar Telekom Telecommunications PLC	1,495,175	3,324
OTP Bank PLC	234,885	3,458
		6,930

India – 5.6%

Allahabad Bank	267,427	849

Andhra Bank	549,933	1,371

Bajaj Holdings and Investment Ltd.	30,993	454

Balrampur Chini Mills Ltd.	1,022,381	949

Bank of Baroda	202,278	3,131

Canara Bank	175,876	1,583

Central Bank of India	460,775	961

Corp Bank	138,918	1,182

Dr. Reddy’s Laboratories Ltd. ADR	199,200	5,936

GAIL India Ltd.	594,100	4,965

Gitanjali Gems Ltd.	216,226	1,533

Grasim Industries Ltd.	38,263	1,824

Gujarat Mineral Development Corp. Ltd.	118,429	408

HCL Technologies Ltd.	349,253	2,855

HDFC Bank Ltd. ADR	349,820	10,197

Housing Development Finance Corp.	326,826	4,219

IFCI Ltd.	644,064	401

Indiabulls Financial Services Ltd.	358,921	1,148

Indian Bank	536,658	2,307

Infosys Ltd.	2,475	125

Infosys Ltd. ADR	101,110	5,164

IRB Infrastructure Developers Ltd.	409,079	1,352

Mangalore Refinery & Petrochemicals Ltd.	226,747	287

McLeod Russel India Ltd.	27,795	135

Oil & Natural Gas Corp. Ltd.	401,802	2,176

Patni Computer Systems Ltd. *	54,979	322

Power Finance Corp. Ltd.	466,146	1,401

Reliance Industries Ltd.	23,143	377

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

India – 5.6% – continued

State Bank of India GDR	56,007	$4,706

Sterlite Industries India Ltd.	1,647,770	3,736

Syndicate Bank	210,395	444

Tata Chemicals Ltd.	120,093	770

Tata Consultancy Services Ltd.	756,202	15,656

Tata Motors Ltd. ADR	114,785	1,765

UCO Bank	218,254	290

United Phosphorus Ltd.	348,033	971

Vijaya Bank	1,020,387	1,118
Wipro Ltd.	3,161,819	21,673
		108,741

Indonesia – 2.0%

Adaro Energy Tbk PT	13,535,317	2,576

Aneka Tambang Tbk PT	2,635,000	440

Astra Agro Lestari Tbk PT	155,000	335

Astra International Tbk PT	273,426	1,931

Bank Bukopin Tbk PT	2,917,000	181

Bank Mandiri Tbk PT	2,978,204	2,079

Bank Rakyat Indonesia Persero Tbk PT	11,436,670	7,502

Charoen Pokphand Indonesia Tbk PT	3,563,500	945

Indo Tambangraya Megah PT	360,942	1,575

Japfa Comfeed Indonesia Tbk PT *	667,500	316

Kalbe Farma Tbk PT	4,237,038	1,530

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,148,500	492

Sampoerna Agro PT	696,500	225

Semen Gresik Persero Tbk PT	7,696,000	7,198

Tambang Batubara Bukit Asam Tbk PT	1,234,419	2,310

Timah Tbk PT	381,500	74
United Tractors Tbk PT	3,782,625	9,215
		38,924

Israel – 0.2%
Israel Chemicals Ltd.	351,716	4,012

Luxembourg – 1.3%

Evraz Group S.A. GDR (Registered) *	41,383	642

Oriflame Cosmetics S.A.	112,400	4,056

Tenaris S.A. ADR	673,095	17,130
Ternium S.A. ADR	206,800	4,308
		26,136

Malaysia – 1.4%

Axiata Group Bhd.	4,172,000	5,962

Dialog Group Bhd.	1,213,600	821

DRB-Hicom Bhd.	976,900	526

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Malaysia – 1.4% – continued

Genting Malaysia Bhd.	5,151,565	$5,599

Hong Leong Financial Group Bhd.	276,640	939

KLCC Property Holdings Bhd.	152,322	151

Kulim Malaysia Bhd.	155,300	160

Lafarge Malayan Cement Bhd.	314,291	643

Malayan Banking Bhd.	960,470	2,365

Media Prima Bhd.	354,000	241

Multi-Purpose Holdings Bhd.	175,900	130

Petronas Chemicals Group Bhd.	2,735,800	4,719

Petronas Dagangan Bhd.	55,600	277

RHB Capital Bhd.	390,075	851

Telekom Malaysia Bhd.	885,200	1,115

Tenaga Nasional Bhd.	1,243,850	2,004
UMW Holdings Bhd.	311,400	659
		27,162

Mexico – 6.2%

Alfa S.A.B. de C.V., Class A	230,248	2,398

America Movil S.A.B. de C.V., Series L ADR	1,704,154	37,628

America Movil S.A.B. de C.V., Series L	3,460,343	3,820

Arca Continental S.A.B. de C.V.	2,248,561	9,385

Corporacion GEO S.A.B. de C.V., Series B *	1,807,630	2,342

Desarrolladora Homex S.A.B. de C.V. ADR *	146,747	1,981

Fomento Economico Mexicano S.A.B. de C.V. ADR	146,852	9,519

Genomma Lab Internacional S.A.B. de C.V., Class B *	3,052,600	5,099

Gruma S.A.B de C.V., Class B *	198,578	346

Grupo Bimbo S.A.B. de C.V., Series A	3,440,800	6,547

Grupo Financiero Banorte S.A.B. de C.V., Class O	3,027,109	8,983

Grupo Mexico S.A.B. de C.V., Series B	3,139,276	7,440

Grupo Televisa S.A.B. ADR	1,184,006	21,774
Industrias C.H. S.A.B. de C.V., Series B *	1,276,944	3,613
		120,875

Norway – 0.0%
STX OSV Holdings Ltd.	231,000	163

Panama – 0.6%
Copa Holdings S.A., Class A	176,800	10,833

Peru – 0.4%

BBVA Banco Continental S.A.	194,023	350

Credicorp Ltd.	77,300	7,127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Peru – 0.4% – continued

Intergroup Financial Services Corp.	14,124	$329
Sociedad Minera Cerro Verde SAA *	8,793	299
		8,105

Philippines – 0.4%
Metropolitan Bank & Trust	5,231,417	7,812

Poland – 0.7%

Asseco Poland S.A.	26,912	326

Bank Pekao S.A.	109,982	4,389

Cyfrowy Polsat S.A. *	784,421	3,520

KGHM Polska Miedz S.A.	57,718	2,267

Polski Koncern Naftowy Orlen S.A. *	185,863	2,032
Polskie Gornictwo Naftowe i Gazownictwo S.A.	252,664	308
		12,842

Portugal – 0.1%
Jeronimo Martins SGPS S.A.	111,709	1,741

Qatar – 0.2%
Industries Qatar QSC	115,975	3,917

Russia – 4.2%

CTC Media, Inc.	286,600	2,551

Federal Grid Co. Unified Energy System JSC	180,482,859	1,345

Gazprom OAO ADR	2,097,849	20,067

Lukoil OAO ADR	256,305	12,903

Magnit OJSC GDR (Registered)	264,474	4,991

Magnitogorsk Iron & Steel Works GDR (Registered)	185,502	875

MMC Norilsk Nickel OJSC ADR	135,852	2,921

Mobile Telesystems OJSC ADR	239,769	2,949

NovaTek OAO GDR (Registered)	45,592	5,196

Novolipetsk Steel OJSC GDR (Registered)	192,312	3,883

Pharmstandard OJSC GDR (Registered) *	52,190	988

Rosneft Oil Co. GDR (Registered)	740,702	4,315

Sberbank of Russia	6,297,679	13,797

Sberbank of Russia ADR *	61,769	531

Sberbank of Russia ADR *	161,125	1,405

Severstal OAO GDR (Registered)	91,219	950

Surgutneftegas OJSC ADR	146,490	1,169

Tatneft ADR	12,863	316
TMK OAO GDR (Registered)	160,985	1,459
		82,611

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Singapore – 0.3%

China Yuchai International Ltd.	103,759	$1,513

ComfortDelGro Corp. Ltd.	356,000	354

Golden Agri-Resources Ltd.	8,950,000	4,110
Singapore Airlines Ltd.	84,163	728
		6,705

South Africa – 7.9%

ABSA Group Ltd.	259,139	4,297

Adcock Ingram Holdings Ltd.	51,180	380

African Bank Investments Ltd.	550,877	2,239

Aspen Pharmacare Holdings Ltd. *	583,821	6,582

Aveng Ltd.	414,450	1,765

Barloworld Ltd.	2,056,941	15,306

Bidvest Group Ltd.	165,000	3,039

Clicks Group Ltd.	1,394,100	6,463

DataTec Ltd.	55,597	261

Emira Property Fund	288,067	415

Exxaro Resources Ltd.	343,369	7,199

FirstRand Ltd.	4,284,577	10,342

Fountainhead Property Trust	768,338	634

Gold Fields Ltd.	197,795	3,039

Imperial Holdings Ltd.	409,669	5,323

Investec Ltd.	296,316	1,613

Kumba Iron Ore Ltd.	26,653	1,403

Liberty Holdings Ltd.	48,617	480

Life Healthcare Group Holdings Ltd. *	807,606	1,919

Massmart Holdings Ltd.	488,320	8,353

Mediclinic International Ltd.	36,929	153

MTN Group Ltd.	302,542	4,947

Murray & Roberts Holdings Ltd.	512,700	1,642

Naspers Ltd., Class N	227,796	9,856

Netcare Ltd.	516,130	833

Redefine Properties Ltd. *	716,588	705

Reunert Ltd.	69,821	506

Sanlam Ltd.	684,616	2,282

Sasol Ltd.	161,317	6,590

Standard Bank Group Ltd.	1,210,106	13,861
Truworths International Ltd.	3,582,591	31,117
		153,544

South Korea – 14.7%

BS Financial Group, Inc. *	910,492	9,968

Celltrion, Inc.	169,819	6,242

CJ CheilJedang Corp.	6,785	1,660

Daelim Industrial Co. Ltd.	21,482	1,719

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

South Korea – 14.7% – continued

Dongbu Insurance Co. Ltd.	51,200	$2,156

Dongkuk Steel Mill Co. Ltd.	60,116	1,123

E-Mart Co. Ltd. *	42,749	10,693

Grand Korea Leisure Co. Ltd.	95,290	1,666

GS Holdings	103,684	4,944

Halla Climate Control Corp.	114,386	2,336

Hana Financial Group, Inc.	215,468	6,262

Hankook Tire Co. Ltd.	535,411	18,000

Hanwha Chem Corp.	75,949	1,621

Honam Petrochemical Corp.	8,766	2,116

Hyundai Mipo Dockyard	31,025	2,675

Hyundai Motor Co.	144,441	25,337

Industrial Bank of Korea	414,240	4,658

KB Financial Group, Inc. ADR	303,122	9,930

Kia Motors Corp.	27,116	1,621

KP Chemical Corp.	119,868	1,519

KT Corp.	23,083	689

LG Chem Ltd.	21,221	5,622

LG Electronics, Inc.	97,350	5,568

LG Household & Health Care Ltd.	17,817	8,018

NCSoft Corp.	20,818	5,886

Neowiz Games Corp. *	41,425	2,282

NHN Corp. *	88,349	16,656

Samsung Electronics Co. Ltd.	107,396	75,232

Samsung Engineering Co. Ltd.	29,660	5,748

Samsung Heavy Industries Co. Ltd.	170,220	3,907

Shinhan Financial Group Co. Ltd.	732,482	25,615

Shinsegae Co. Ltd.	9,336	2,125

SK Holdings Co. Ltd.	14,977	1,665

SK Innovation Co. Ltd.	8,864	1,042

SK Telecom Co. Ltd.	34,750	4,377
Woongjin Coway Co. Ltd.	161,644	5,114
		285,792

Taiwan – 9.3%

Advanced Semiconductor Engineering, Inc. ADR	390,855	1,649

Advanced Semiconductor Engineering, Inc.	2,533,000	2,160

Asustek Computer, Inc.	339,274	2,534

Career Technology MFG. Co. Ltd.	944,000	1,508

Catcher Technology Co. Ltd.	737,000	4,227

Chinatrust Financial Holding Co. Ltd.	2,516,974	1,432

Chroma ATE, Inc.	133,000	270

Chunghwa Telecom Co. Ltd.	531,791	1,770

Compal Electronics, Inc.	2,951,000	2,685

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Taiwan – 9.3% – continued

Coretronic Corp.	1,351,760	$994

Delta Electronics, Inc.	566,242	1,325

Eternal Chemical Co. Ltd.	337,861	257

Farglory Land Development Co. Ltd.	389,000	627

Foxconn Technology Co. Ltd.	338,082	1,075

Fubon Financial Holding Co. Ltd.	2,007,267	2,077

Hon Hai Precision Industry Co. Ltd.	10,018,025	22,364

Hon Hai Precision Industry Co. Ltd., GDR (Registered)	468,600	2,091

HTC Corp.	75,449	1,658

Huaku Development Co. Ltd.	195,688	414

Inventec Corp.	562,000	198

King Yuan Electronics Co. Ltd.	872,000	310

King’s Town Bank *	734,000	403

Largan Precision Co. Ltd.	227,000	5,241

Lite-On Technology Corp.	1,857,959	1,685

Novatek Microelectronics Corp.	174,034	399

Pegatron Corp.	540,636	498

Phison Electronics Corp.	83,000	390

Pou Chen Corp.	2,179,000	1,564

President Chain Store Corp.	4,583,522	25,824

Radiant Opto-Electronics Corp.	708,969	1,900

Silitech Technology Corp.	194,441	472

Soft-World International Corp.	343,935	826

Synnex Technology International Corp.	2,281,600	4,932

Taiwan Cement Corp.	10,490,330	11,118

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,878,477	21,471

Taiwan Semiconductor Manufacturing Co. Ltd.	14,673,310	33,246

Teco Electric and Machinery Co. Ltd.	2,642,497	1,415

Transcend Information, Inc.	34,000	66

TSRC Corp.	176,867	386

U-Ming Marine Transport Corp.	477,970	694

Unimicron Technology Corp.	3,192,390	4,475

Uni-President Enterprises Corp.	1,805,252	2,324

United Microelectronics Corp.	5,583,000	2,053

Vanguard International Semiconductor Corp.	952,000	321

Wintek Corp.	910,868	701

Wistron Corp.	1,282,166	1,436
Yageo Corp.	20,482,000	5,703
		181,168

Thailand – 2.5%

Bangkok Bank PCL (Registered)	1,068,723	4,992

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

Thailand – 2.5% – continued

Bangkok Bank PCL NVDR	659,456	$2,950

Banpu PCL (Registered)	195,349	3,296

Banpu PCL NVDR	371,500	6,176

Charoen Pokphand Foods PCL (Registered)	3,077,279	2,647

Kasikornbank PCL (Registered)	1,525,566	5,728

Kasikornbank PCL NVDR	1,760,969	6,510

Kiatnakin Bank PCL (Registered)	205,800	190

Krung Thai Bank PCL (Registered)	1,136,734	563

Land and Houses PCL (Registered)	683,300	143

Land and Houses PCL NVDR	33,622,221	6,966

PTT PCL NVDR	701,500	5,767

Siam Makro PCL	19,600	137

Tisco Financial Group PCL (Registered)	486,933	587
Total Access Communication PCL NVDR	743,981	1,759
		48,411

Turkey – 2.9%

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	154,178	1,775

Asya Katilim Bankasi A.S. *	1,785,075	1,854

Ford Otomotiv Sanayi A.S.	604,504	4,212

Haci Omer Sabanci Holding A.S.	1,182,800	4,114

KOC Holding A.S.	154,122	572

Koza Altin Isletmeleri A.S.	493,500	5,881

Tofas Turk Otomobil Fabrikasi A.S.	408,141	1,445

Tupras Turkiye Petrol Rafinerileri A.S.	965,965	19,893

Turkiye Garanti Bankasi A.S.	1,234,076	4,783

Turkiye Sinai Kalkinma Bankasi A.S.	4,925,599	5,249

Turkiye Sise ve Cam Fabrikalari A.S.	1,258,136	2,400

Turkiye Vakiflar Bankasi Tao, Class D	1,658,375	3,310
Ulker Biskuvi Sanayi A.S.	181,614	536
		56,024

United Arab Emirates – 0.0%
Aldar Properties PJSC *	2,979,275	933

United Kingdom – 1.5%

Anglo American PLC	544,914	18,458

BHP Billiton PLC	160,112	4,209
SABMiller PLC	184,169	5,920
		28,587

United States – 0.7%

Cognizant Technology Solutions Corp., Class A *	134,400	8,427

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.5% – continued

United States – 0.7% – continued
First Cash Financial Services, Inc. *	122,100	$5,122
		13,549
Total Common Stocks (1)
(Cost $1,936,025)		1,763,074

PREFERRED STOCKS – 4.1%

Brazil – 4.1%

Banco Bradesco S.A.	95,196	1,403

Banco do Estado do Rio Grande do Sul	148,906	1,267

Bradespar S.A.	63,080	1,110

Cia de Bebidas das Americas ADR	470,235	14,413

Confab Industrial S.A.	325,401	879

Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	71,044	1,075

Itau Unibanco Holding S.A.	95,237	1,471

Itau Unibanco Holding S.A. ADR	1,929,839	29,951

Klabin S.A.	628,308	1,738

Marcopolo S.A.	1,548,500	5,683

Metalurgica Gerdau S.A.	202,751	1,807

Petroleo Brasileiro S.A. - Petrobras	830,817	8,440

Tam S.A.	44,136	678

Usinas Siderurgicas de Minas Gerais S.A., Class A	789,800	4,419
Vale S.A., Class A	275,738	5,753
		80,087
Total Preferred Stocks (1)
(Cost $91,243)		80,087

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.9%

Taiwan – 0.6%

JPM Chinatrust Financial Holding Co. Ltd., Exp. 3/9/16, $ 0.01 *	10,059,366	$5,975

TPK Holding Co. Ltd., Exp. 1/17/12 *	262,100	4,952

United Kingdom – 0.1%

HSBC Bank PLC, Exp. 1/6/21 *	1,015,335	2,176

United States – 0.2%
HTC Corp., Exp. 11/1/13 *	204,000	4,587
Total Warrants (1)
(Cost $22,051)		17,690

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - Diversified Assets Portfolio (2)(3)	74,179,243	$74,179
Total Investment Companies
(Cost $74,179)		74,179

Total Investments – 99.3%
(Cost $2,123,498)		1,935,030
Other Assets less Liabilities – 0.7%		13,463
NET ASSETS – 100.0%		$1,948,493

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $67,513,000 with net purchases of approximately $6,666,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	7.6
Energy	12.6
Financials	23.1
Health Care	1.7
Industrials	6.1
Information Technology	17.2
Materials	10.0
Telecommunication Services	7.1
Utilities	1.5

Total	100.0%

At September 30, 2011, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	25.4%
Korean Won	14.8
Hong Kong Dollar	13.4
South African Rand	9.8
Taiwan Dollar	8.4
Brazilian Real	6.7
All other currencies less than 5%	21.5

Total	100.0%

At September 30, 2011, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Czech Koruna	1,350	United States Dollar	75	10/3/2011	$2
Hong Kong Dollar	435	United States Dollar	56	10/3/2011	–
Hong Kong Dollar	28	United States Dollar	4	10/3/2011	–
United States Dollar	274	Indonesian Rupiah	2,462,757	10/3/2011	6
United States Dollar	197	Malaysian Ringgit	626	10/3/2011	(1)
United States Dollar	94	Malaysian Ringgit	300	10/3/2011	–
Hong Kong Dollar	15,828	United States Dollar	2,031	10/4/2011	(1)
Korean Won	381,211	United States Dollar	323	10/4/2011	(1)
Korean Won	341,310	United States Dollar	289	10/4/2011	(1)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	112	Hong Kong Dollar	868	10/4/2011	$–
United States Dollar	222	Hong Kong Dollar	1,727	10/4/2011	–
United States Dollar	873	Korean Won	1,029,537	10/4/2011	1
United States Dollar	3,654	South African Rand	28,581	10/4/2011	(118)
United States Dollar	1	South African Rand	9	10/5/2011	–
United States Dollar	455	South African Rand	3,597	10/6/2011	(10)

Total					$(123)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$49,567	$194,054		$–	$243,621
Consumer Staples	35,630	90,143		811	126,584
Energy	86,652	139,063		–	225,715
Financials	109,997	276,826		–	386,823
Health Care	13,008	19,609		–	32,617
Industrials	39,633	67,847		–	107,480
Information Technology	44,606	266,139		–	310,745
Materials	56,294	114,317		–	170,611
Telecommunication Services	50,397	82,385		–	132,782
Utilities	14,582	11,514		–	26,096

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks
Consumer Staples	$14,413	$–		$–	$14,413
Energy	8,440	–		–	8,440
Financials	34,093	–		–	34,093
Industrials	6,360	–		–	6,360
Materials	15,706	–		–	15,706
Utilities	1,075	–		–	1,075
Warrants
Financials	5,975	–		2,176	8,151
Information Technology	9,539	–		–	9,539
Investment Companies	74,179	–		–	74,179
Total Investments	$670,146	$1,261,897		$2,987	$1,935,030

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$9		$–	$9
Liabilities
Forward Foreign Currency Exchange Contracts	–	(132)		–	(132)
Total Other Financial Investments	$–		$(123)	$–		$(123)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/11 (000s)
Common Stock
Consumer Staples	$–	$–	$–	$–	$(1,293)	$2,104	$–	$–	$–	$811
Industrials	5,518	–	(276)	140	–	–	(5,382)	–	–	–
Warrants
Financials	–	–	–	–	–	–	–	2,176	–	2,176
Total	$5,518	$–	$(276)	$140	$(1,293)	$2,104	$(5,382)	$2,176	$–	$2,987

(1)	Transferred into Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.
(2)	The value of Transfers Into and Out of Level 3 was measured using the fair value as of the end of the period.

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at September 30, 2011 was approximately $(1,577), which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%

Australia – 6.8%

BGP Holdings PLC - (Fractional Shares) *	3,277,404	$–

Commonwealth Property Office Fund	1,223,227	1,051

Dexus Property Group	5,127,841	4,042

FKP Property Group	370,771	160

Goodman Group	4,743,387	2,594

GPT Group	3,551,221	10,607

Investa Office Fund	2,697,600	1,561

Mirvac Group	3,182,385	3,471

Stockland	3,030,352	8,425

Westfield Group	1,368,381	10,126
Westfield Retail Trust	2,613,296	6,059
		48,096

Brazil – 0.6%

Aliansce Shopping Centers S.A.	62,661	419

BR Malls Participacoes S.A.	173,641	1,774

BR Properties S.A.	221,524	2,012
Sonae Sierra Brasil S.A.	35,600	421
		4,626

Canada – 4.1%

Boardwalk Real Estate Investment Trust	164,962	7,584

Brookfield Asset Management, Inc., Class A	25,500	703

Calloway Real Estate Investment Trust	60,900	1,495

Canadian Real Estate Investment Trust	48,259	1,643

Cominar Real Estate Investment Trust	33,200	681

Dundee Real Estate	15,648	474

Dundee Real Estate Investment Trust	27,008	819

H&R Real Estate Investment Trust	40,400	808

Primaris Retail Real Estate Investment Trust	134,076	2,623
RioCan Real Estate Investment Trust	494,621	12,271
		29,101

China – 0.7%

Country Garden Holdings Co.	3,034,005	817

Guangzhou R&F Properties Co. Ltd., Class H	2,100,000	1,514

Longfor Properties Co. Ltd.	989,000	964

Shimao Property Holdings Ltd.	858,000	628
Soho China Ltd.	1,583,000	984
		4,907

Finland – 0.0%

Sponda OYJ	89,353	336

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

France – 4.7%

ICADE	74,590	$5,824

Klepierre	97,938	2,747

Mercialys S.A.	30,299	1,079

Societe Immobiliere de Location pour I’Industrie et le Commerce	7,820	754
Unibail-Rodamco S.E.	127,576	22,736
		33,140

Germany – 0.7%

Alstria Office REIT A.G.	85,812	995

Deutsche Wohnen A.G. (Bearer)	201,934	2,692
GSW Immobilien A.G. *	34,120	969
		4,656

Hong Kong – 13.0%

Cheung Kong Holdings Ltd.	86,100	919

China Overseas Land & Investment Ltd.	7,315,440	10,468

China Resources Land Ltd.	908,000	954

Great Eagle Holdings Ltd.	142,900	302

Hang Lung Properties Ltd.	2,819,696	8,248

Henderson Land Development Co. Ltd.	194,000	861

Hongkong Land Holdings Ltd.	2,966,670	13,134

Hysan Development Co. Ltd.	2,490,770	7,476

Kerry Properties Ltd.	2,203,100	6,929

Lifestyle International Holdings Ltd.	3,444,400	8,712

Link REIT (The)	1,454,800	4,597

Shangri-La Asia Ltd.	2,958,333	5,574

Sino Land Co. Ltd.	2,006,158	2,654

Sun Hung Kai Properties Ltd.	1,431,885	16,224
Wharf Holdings Ltd.	982,680	4,777
		91,829

Japan – 9.8%

Advance Residence Investment Corp.	859	1,553

Aeon Mall Co. Ltd.	315,000	7,162

Daiwa House Industry Co. Ltd.	555,000	7,143

Frontier Real Estate Investment Corp.	134	1,184

Japan Real Estate Investment Corp.	394	3,843

Japan Retail Fund Investment Corp.	694	1,117

Kenedix Realty Investment Corp.	196	636

Mitsubishi Estate Co. Ltd.	1,018,680	16,487

Mitsui Fudosan Co. Ltd.	1,204,596	19,066

Nippon Accommodations Fund, Inc.	84	593

Nippon Building Fund, Inc.	584	6,037

Nomura Real Estate Holdings, Inc.	125,100	1,887

Sumitomo Realty & Development Co. Ltd.	121,000	2,325

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Japan – 9.8% – continued
United Urban Investment Corp.	576	$606
		69,639

Netherlands – 0.5%

Corio N.V.	26,460	1,217
Eurocommercial Properties N.V.	55,559	2,133
		3,350

Norway – 0.1%
Norwegian Property ASA	674,851	899

Philippines – 0.4%
SM Prime Holdings, Inc.	9,346,534	2,599

Singapore – 4.2%

Ascendas Real Estate Investment Trust	1,754,000	2,709

CapitaCommercial Trust	3,878,558	2,939

CapitaLand Ltd.	3,656,200	6,816

CapitaMall Trust	2,614,100	3,630

CapitaMalls Asia Ltd.	505,837	462

City Developments Ltd.	880,000	6,388

Global Logistic Properties Ltd. *	3,480,100	4,366
Keppel Land Ltd.	1,350,000	2,638
		29,948

Spain – 0.7%
Melia Hotels International S.A.	704,000	4,643

Sweden – 0.9%

Castellum AB	396,238	4,826

Fabege AB	191,962	1,449
Hufvudstaden AB, Class A	42,580	412
		6,687

Switzerland – 0.4%

PSP Swiss Property A.G. (Registered) *	18,196	1,633
Swiss Prime Site A.G. (Registered) *	16,870	1,358
		2,991

Thailand – 0.8%
Central Pattana PCL (Registered)	5,250,000	5,783

United Kingdom – 5.5%

British Land Co. PLC	904,923	6,683

Derwent London PLC	334,481	7,479

Grainger PLC	122,003	164

Great Portland Estates PLC	1,060,864	5,601

Hammerson PLC	938,450	5,477

Land Securities Group PLC	1,012,711	10,087

Safestore Holdings PLC	330,300	524

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United Kingdom – 5.5% – continued

Segro PLC	102,574	$350
Shaftesbury PLC	340,000	2,461
		38,826

United States – 43.4%

Alexandria Real Estate Equities, Inc.	24,600	1,510

American Assets Trust, Inc.	42,805	768

American Campus Communities, Inc.	153,200	5,701

Apartment Investment & Management Co., Class A	201,370	4,454

AvalonBay Communities, Inc.	69,703	7,950

BioMed Realty Trust, Inc.	32,950	546

Boston Properties, Inc.	218,159	19,438

BRE Properties, Inc.	59,700	2,528

Brookfield Office Properties, Inc.	293,036	4,035

Colonial Properties Trust	60,745	1,103

DCT Industrial Trust, Inc.	416,844	1,830

DDR Corp.	643,280	7,012

Douglas Emmett, Inc.	184,900	3,162

DuPont Fabros Technology, Inc.	45,624	898

Equity Lifestyle Properties, Inc.	25,398	1,592

Equity Residential	249,955	12,965

Essex Property Trust, Inc.	87,100	10,455

Federal Realty Investment Trust	116,058	9,564

First Industrial Realty Trust, Inc. *	192,532	1,540

Forest City Enterprises, Inc., Class A *	155,295	1,655

General Growth Properties, Inc.	475,440	5,753

HCP, Inc.	503,886	17,666

Health Care REIT, Inc.	147,600	6,908

Hersha Hospitality Trust	181,934	629

Highwoods Properties, Inc.	23,200	656

Home Properties, Inc.	36,464	2,070

Host Hotels & Resorts, Inc.	688,485	7,532

Hyatt Hotels Corp., Class A *	70,502	2,212

Kilroy Realty Corp.	71,645	2,242

Kimco Realty Corp.	316,974	4,764

Liberty Property Trust	214,149	6,234

Macerich (The) Co.	132,533	5,650

Pebblebrook Hotel Trust	49,100	768

Post Properties, Inc.	53,719	1,866

ProLogis, Inc.	670,852	16,268

PS Business Parks, Inc.	8,633	428

Public Storage	119,900	13,351

Regency Centers Corp.	46,155	1,631

Simon Property Group, Inc.	388,857	42,766

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

United States – 43.4% – continued

SL Green Realty Corp.	151,325	$8,800

Starwood Hotels & Resorts Worldwide, Inc.	156,800	6,087

Tanger Factory Outlet Centers, Inc.	40,100	1,043

Taubman Centers, Inc.	121,400	6,108

UDR, Inc.	531,705	11,772

Ventas, Inc.	291,211	14,386

Vornado Realty Trust	247,852	18,495
Weingarten Realty Investors	104,624	2,215
		307,006
Total Common Stocks (1)
(Cost $647,348)		689,062

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	13,553,892	13,554
Total Investment Companies
(Cost $13,554)		13,554

Total Investments – 99.2%
(Cost $660,902)		702,616
Other Assets less Liabilities – 0.8%		5,489
NET ASSETS – 100.0%		$708,105

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,987,000 with net sales of approximately $19,433,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	14.5%
Diversified REITs	11.9
Office REITs	9.8
Real Estate Operating Companies	8.7
Residential REITs	10.3
Retail REITs	22.9
Specialized REITs	8.9
All other industries less than 5%	13.0

Total	100.0%

At September 30, 2011, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.6%
Hong Kong Dollar	12.1
Japanese Yen	10.1
Australian Dollar	7.0
Euro	6.7
British Pound	5.6
All other currencies less than 5%	11.9

Total	100.0%

At September 30, 2011, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Canadian Dollar	–	United States Dollar	–	10/3/11	$–
Canadian Dollar	3	United States Dollar	3	10/3/11	–
Singapore Dollar	3	United States Dollar	2	10/3/11	–
Singapore Dollar	41	United States Dollar	32	10/3/11	–
United States Dollar	65	Singapore Dollar	83	10/3/11	(1)
Australian Dollar	91	United States Dollar	90	10/4/11	2
Euro	516	United States Dollar	700	10/4/11	9
Australian Dollar	33	United States Dollar	32	10/5/11	–
Australian Dollar	149	United States Dollar	145	10/6/11	1

Total					$11

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$8,299	$18,929	$–	$27,228
Financials	332,435	329,399	–	661,834
Investment Companies	13,554	–	–	13,554
Total Investments	$354,288	$348,328	$–	$702,616

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$12	$–	$12
Liabilities
Forward Foreign Currency Exchange Contracts	–	(1)	–	(1)
Total Other Financial Investments	$–	$11	$–	$11

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6%

Australia – 1.5%

Alumina Ltd.	5,811,541	$8,122

Australia & New Zealand Banking Group Ltd.	637,945	11,841

Incitec Pivot Ltd.	2,049,777	6,351

Newcrest Mining Ltd.	303,719	10,004
Telstra Corp. Ltd.	2,092,800	6,234
		42,552

Austria – 0.0%
Schoeller-Bleckmann Oilfield Equipment A.G.	2,117	145

Belgium – 1.1%

Anheuser-Busch InBev N.V.	126,411	6,704

Belgacom S.A.	375,599	11,321
Delhaize Group S.A.	213,100	12,442
		30,467

Brazil – 3.0%

Banco Bradesco S.A. ADR	833,000	12,320

BR Malls Participacoes S.A.	156,800	1,602

BR Properties S.A.	101,900	926

CCR S.A.	74,800	1,947

Centrais Eletricas Brasileiras S.A.	645,968	5,566

CETIP S.A.- Balcao Organizado de Ativos e Derivativos	54,100	676

Cia de Saneamento Basico do Estado de Sao Paulo ADR	518,200	24,019

Cia Hering	304,776	5,091

Drogasil S.A.	70,000	419

Iochpe-Maxion S.A.	62,600	633

Odontoprev S.A.	87,915	1,299

OGX Petroleo e Gas Participacoes S.A. *	371,800	2,274

Petroleo Brasileiro S.A.	551,000	6,125

Petroleo Brasileiro S.A. ADR	254,400	5,711

QGEP Participacoes S.A.	751,000	6,179

Sul America S.A.	97,000	826

T4F Entretenimento S.A. *	59,900	360

Tractebel Energia S.A.	82,300	1,142
Vale S.A. ADR	362,000	8,254
		85,369

Canada – 7.4%

Agrium, Inc.	204,200	13,612

Alimentation Couche Tard, Inc., Class B	102,982	2,889

B2Gold Corp. *	2,431,300	9,048

Barrick Gold Corp.	406,016	18,941

Bombardier, Inc., Class B	1,745,600	6,113

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Canada – 7.4% – continued

Brookfield Asset Management, Inc., Class A	256,839	$7,076

Cameco Corp.	694,311	12,720

Canadian Natural Resources Ltd.	261,900	7,690

Canadian Western Bank	48,300	1,183

Celtic Exploration Ltd. *	20,462	441

Cenovus Energy, Inc.	195,429	6,018

CI Financial Corp.	102,365	2,026

Crescent Point Energy Corp.	48,767	1,836

Dollarama, Inc.	43,900	1,521

Encana Corp.	279,929	5,388

Home Capital Group, Inc.	11,522	479

Intact Financial Corp. (1)(2)*	10,330	567

Intact Financial Corp. (Toronto Exchange)	24,982	1,371

Kinross Gold Corp.	1,014,840	14,999

Laurentian Bank of Canada	15,533	664

Lundin Mining Corp. *	508,750	1,772

Manulife Financial Corp.	531,500	6,022

National Bank of Canada	41,952	2,798

Nexen, Inc.	1,085,103	16,808

Niko Resources Ltd.	114,079	4,699

Pan American Silver Corp.	207,800	5,563

Peyto Exploration & Development Corp.	67,423	1,282

Royal Bank of Canada	136,000	6,237

Saputo, Inc.	69,941	2,755

Teck Resources Ltd., Class B	78,400	2,313

Tim Hortons, Inc.	74,622	3,468

Toronto-Dominion Bank (The)	89,400	6,363

Toronto-Dominion Bank (The) (New York Exchange)	176,300	12,508

Trican Well Service Ltd.	366,900	5,202
Yamana Gold, Inc.	1,069,750	14,613
		206,985

Chile – 0.2%

Banco Santander Chile ADR	22,729	1,670

CFR Pharmaceuticals S.A. *	3,547,139	764

Parque Arauco S.A.	573,138	939

Sociedad Quimica y Minera de Chile S.A. ADR	36,635	1,752
Sonda S.A.	209,290	451
		5,576

China – 1.9%

AAC Technologies Holdings, Inc.	120,000	257

Baidu, Inc. ADR *	70,300	7,516

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

China – 1.9% – continued

China Liansu Group Holdings Ltd.	8,879,000	$3,526

China Minzhong Food Corp. Ltd. (2)*	341,000	228

China Petroleum & Chemical Corp., Class H	7,536,400	7,258

CNOOC Ltd.	1,944,000	3,123

Ctrip.com International Ltd. ADR *	121,600	3,911

Dongfang Electric Corp. Ltd., Class H	2,138,400	5,492

Dongfeng Motor Group Co. Ltd., Class H	4,072,000	5,397

Dongyue Group	1,108,000	538

Golden Eagle Retail Group Ltd.	416,000	847

Great Wall Motor Co. Ltd., Class H	640,500	717

Haitian International Holdings Ltd.	683,000	532

Huaneng Power International, Inc., Class H	2,102,100	883

Intime Department Store Group Co. Ltd.	2,727,500	3,024

Li Ning Co. Ltd.	1,392,131	1,393

Sun Art Retail Group Ltd. *	121,500	125

Yanzhou Coal Mining Co. Ltd. ADR	255,100	5,383
Youku.com, Inc. ADR *	144,400	2,362
		52,512

Denmark – 0.4%

Coloplast A/S, Class B	19,058	2,751

Novo Nordisk A/S, Class B	78,347	7,788
SimCorp A/S	4,718	674
		11,213

Egypt – 0.0%

Commercial International Bank Egypt S.A.E.	188,731	725
Egyptian Financial Group-Hermes Holding S.A.E. *	84,692	238
		963

Finland – 0.8%

Nokia OYJ	1,100,961	6,236

Nokia OYJ ADR	1,943,761	11,002

Nokian Renkaat OYJ	74,033	2,207
UPM-Kymmene OYJ	220,340	2,480
		21,925

France – 5.8%

Air Liquide S.A.	22,127	2,587

Alstom S.A.	321,756	10,644

Areva S.A. *	215,174	6,785

Arkema S.A.	22,928	1,331

AXA S.A.	533,940	6,933

BNP Paribas S.A.	192,966	7,638

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

France – 5.8% – continued

Carrefour S.A.	806,743	$18,352

Cie Generale d’Optique Essilor International S.A.	70,580	5,086

EDF S.A.	313,031	9,096

France Telecom S.A.	1,229,003	20,152

L’Oreal S.A.	63,395	6,203

Peugeot S.A.	246,900	5,253

Sanofi	460,098	30,209

Societe Generale S.A.	100,818	2,642

Suez Environnement Co.	261,000	3,638

Thales S.A.	333,535	10,422

Total S.A.	227,726	10,040

UBISOFT Entertainment *	81,527	440
Valeo S.A.	128,267	5,386
		162,837

Germany – 4.4%

Aareal Bank A.G *	216,667	3,352

Adidas A.G.	77,250	4,661

Aixtron S.E.	59,759	870

Allianz S.E. (Registered)	230,630	21,702

BASF S.E.	114,931	6,973

Bayer A.G. (Registered)	118,207	6,496

Bayerische Motoren Werke A.G.	66,195	4,386

Delticom A.G.	1,820	158

Deutsche Bank A.G. (Registered)	39,360	1,371

Dialog Semiconductor PLC *	245,950	4,174

E.ON A.G.	446,400	9,735

Fresenius S.E. & Co. KGaA	55,266	4,905

GEA Group A.G.	254,104	5,937

Gerry Weber International A.G.	30,838	879

Infineon Technologies A.G.	331,639	2,442

Kabel Deutschland Holding A.G *	108,492	5,848

Lanxess A.G.	48,063	2,310

MTU Aero Engines Holding A.G.	33,085	2,074

SAP A.G.	233,659	11,911

Siemens A.G. (Registered)	184,850	16,699
Symrise A.G.	271,715	6,313
		123,196

Hong Kong – 2.0%

Cathay Pacific Airways Ltd.	6,082,000	9,778

Cheung Kong Holdings Ltd.	496,607	5,301

China High Precision Automation Group Ltd.	824,000	313

Emperor Watch & Jewellery Ltd.	26,670,000	3,095

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Hong Kong – 2.0% – continued

Hong Kong Exchanges and Clearing Ltd.	373,300	$5,348

Hutchison Telecommunications Hong Kong Holdings Ltd.	3,153,000	1,084

I.T Ltd. *	6,442,000	3,994

L’Occitane International S.A.	245,500	494

Melco Crown Entertainment Ltd. ADR *	758,400	6,302

SA SA International Holdings Ltd.	842,000	497

Sands China Ltd. *	4,435,600	10,202

Shangri-La Asia Ltd.	2,196,000	4,138

Shougang Fushan Resources Group Ltd.	6,996,000	2,274

SmarTone Telecommunications Holding Ltd.	661,000	966

Value Partners Group Ltd.	1,328,000	499
Xinyi Glass Holdings Ltd.	4,452,000	1,848
		56,133

India – 0.8%

HDFC Bank Ltd. ADR	150,905	4,399

ICICI Bank Ltd. ADR	123,700	4,295

Infosys Ltd. ADR	90,235	4,608
Tata Motors Ltd. ADR	649,900	9,996
		23,298

Indonesia – 0.8%

Astra International Tbk PT	1,147,500	8,103

Bank Rakyat Indonesia Persero Tbk PT	4,449,274	2,919

Indofood Sukses Makmur Tbk PT	1,828,500	1,031

Kalbe Farma Tbk PT	3,380,000	1,220

Telekomunikasi Indonesia Tbk PT ADR	176,849	5,848
United Tractors Tbk PT	897,166	2,186
		21,307

Ireland – 1.3%

Covidien PLC	283,410	12,498

CRH PLC	488,840	7,628

Paddy Power PLC	25,847	1,330

Shire PLC	431,626	13,458
WPP PLC	343,172	3,165
		38,079

Israel – 0.5%

Check Point Software Technologies Ltd. *	44,177	2,331

Israel Chemicals Ltd.	156,266	1,783
Teva Pharmaceutical Industries Ltd. ADR	244,510	9,100
		13,214

Italy – 1.3%

Ansaldo STS S.p.A.	22,933	227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Italy – 1.3% – continued

Enel S.p.A.	626,250	$2,771

ENI S.p.A.	264,762	4,652

Saipem S.p.A.	379,080	13,291

Telecom Italia S.p.A. (RSP)	14,291,223	13,884
Tod’s S.p.A.	31,899	2,684
		37,509

Japan – 20.0%

Amada Co. Ltd.	423,609	2,760

Asahi Glass Co. Ltd.	711,700	6,939

Asics Corp.	127,500	1,729

Bank of Yokohama (The) Ltd.	2,539,399	12,722

Canon, Inc.	283,889	12,852

Coca-Cola West Co. Ltd.	808,800	15,492

Dai Nippon Printing Co. Ltd.	1,444,000	14,934

Daiichi Sankyo Co. Ltd.	341,400	7,109

Daito Trust Construction Co. Ltd.	31,200	2,861

Dena Co. Ltd.	258,200	10,802

Denki Kagaku Kogyo K.K.	1,517,000	5,769

Dr Ci:Labo Co. Ltd.	141	909

Exedy Corp.	53,300	2,011

FANUC Corp.	110,154	15,166

Fast Retailing Co. Ltd.	28,700	5,139

FCC Co. Ltd.	38,000	789

Fuji Heavy Industries Ltd.	2,240,700	13,089

FUJIFILM Holdings Corp.	362,600	8,416

Gree, Inc.	79,200	2,376

Hitachi Ltd.	2,604,700	12,955

Inpex Corp.	1,500	9,244

Isuzu Motors Ltd.	1,937,000	8,294

Japan Steel Works (The) Ltd.	917,000	5,466

Kakaku.com, Inc.	34,000	1,401

Kaken Pharmaceutical Co. Ltd.	65,000	907

KDDI Corp.	1,100	7,555

Keyence Corp.	36,201	9,912

Komatsu Ltd.	159,800	3,451

K’s Holdings Corp.	53,900	2,108

Mabuchi Motor Co. Ltd.	290,500	13,425

Makino Milling Machine Co. Ltd.	438,000	2,570

Miraca Holdings, Inc.	31,200	1,372

MISUMI Group, Inc.	43,500	965

Mitsubishi Corp.	602,992	12,280

Mitsui & Co. Ltd.	831,200	12,031

Mizuho Financial Group, Inc.	8,591,200	12,409

MS&AD Insurance Group Holdings	1,089,471	23,613

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Japan – 20.0% – continued

Murata Manufacturing Co. Ltd.	34,600	$1,867

Nintendo Co. Ltd.	130,091	18,949

Nippon Telegraph & Telephone Corp. ADR	835,865	20,019

Nippon Yusen K.K.	3,690,000	9,962

Nissan Motor Co. Ltd.	531,400	4,696

Nitori Holdings Co. Ltd.	41,750	4,201

Nitto Denko Corp.	295,600	11,645

NKSJ Holdings, Inc.	331,091	7,314

Nomura Research Institute Ltd.	210,796	4,792

NTT DoCoMo, Inc.	1,345	2,452

ORIX Corp.	141,360	11,016

OSAKA Titanium Technologies Co.	127,100	5,267

Panasonic Corp.	590,500	5,707

Rakuten, Inc.	6,698	7,822

Rohm Co. Ltd.	174,600	9,075

Sankyo Co. Ltd.	175,800	9,484

Sawai Phamaceutical Co. Ltd.	11,500	1,239

Secom Co. Ltd.	163,457	7,859

Sekisui House Ltd.	1,037,000	9,774

Seven & I Holdings Co. Ltd.	355,100	9,969

Shiseido Co. Ltd.	614,200	11,896

SMC Corp.	61,771	9,020

Softbank Corp.	309,600	9,063

Start Today Co. Ltd.	34,400	750

Sugi Holdings Co. Ltd.	164,102	4,600

Sumitomo Metal Mining Co. Ltd.	457,060	6,058

Sumitomo Mitsui Financial Group, Inc.	292,800	8,264

Sumitomo Mitsui Trust Holdings, Inc.	5,566,589	18,402

Suzuki Motor Corp.	644,455	14,177

THK Co. Ltd.	214,216	3,574

Toshiba Corp.	845,000	3,446

Toyota Motor Corp. ADR	133,630	9,122

United Arrows Ltd.	20,000	381

Wacoal Holdings Corp.	886,000	11,318
West Japan Railway Co.	146,700	6,291
		561,293

Malaysia – 0.1%
Sime Darby Bhd.	1,050,705	2,733

Mexico – 0.2%

Compartamos S.A.B. de C.V.	757,900	1,050

Fomento Economico Mexicano S.A.B. de C.V. ADR	57,700	3,740

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Mexico – 0.2% – continued
Genomma Lab Internacional S.A.B. de C.V., Class B *	416,900	$697
		5,487

Netherlands – 4.1%

ASML Holding N.V.	332,441	11,551

Gemalto N.V.	129,631	6,180

Heineken N.V.	370,544	16,559

ING Groep N.V. - CVA *	467,986	3,294

Reed Elsevier N.V.	1,157,000	12,652

Royal Dutch Shell PLC, Class A	633,700	19,675

Royal Dutch Shell PLC, Class A (London Exchange)	333,153	10,332

Royal Dutch Shell PLC, Class B	293,345	9,111

TNT Express N.V.	1,194,795	8,244

Unilever N.V. - CVA	303,265	9,605
Wolters Kluwer N.V.	531,281	8,603
		115,806

Norway – 1.5%

Marine Harvest ASA	11,765,667	5,141

Norsk Hydro ASA	1,236,010	5,615

Norwegian Air Shuttle AS *	48,200	499

Opera Software ASA	87,812	387

Seadrill Ltd.	226,800	6,280
Statoil ASA	1,112,914	23,776
		41,698

Peru – 0.1%
Credicorp Ltd.	27,896	2,572

Philippines – 0.6%

Alliance Global Group, Inc.	36,214,300	7,656

Megaworld Corp.	153,650,000	5,854
Metropolitan Bank & Trust	2,258,450	3,373
		16,883

Poland – 0.0%
Eurocash S.A.	52,276	369

Portugal – 0.1%
Energias de Portugal S.A.	1,332,079	4,091

Russia – 1.0%

Gazprom OAO ADR	918,785	8,789

NovaTek OAO GDR (Registered)	111,880	12,751
VTB Bank OJSC GDR (Registered)	1,361,660	5,595
		27,135

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Singapore – 1.7%

Biosensors International Group Ltd. *	7,530,000	$6,971

CapitaMalls Asia Ltd.	1,764,000	1,611

DBS Group Holdings Ltd.	671,287	6,018

Global Logistic Properties Ltd. *	1,780,000	2,233

Golden Agri-Resources Ltd.	23,542,437	10,813

Keppel Corp. Ltd.	1,341,800	7,860
United Overseas Bank Ltd.	924,700	11,902
		47,408

South Africa – 2.4%

AngloGold Ashanti Ltd. ADR	340,975	14,103

Aspen Pharmacare Holdings Ltd. *	352,318	3,972

Clicks Group Ltd.	219,462	1,017

Foschini Group (The) Ltd.	131,711	1,379

Gold Fields Ltd.	852,279	13,096

Life Healthcare Group Holdings Ltd. *	480,830	1,143

MTN Group Ltd.	486,120	7,949

Sasol Ltd.	67,208	2,745

Sasol Ltd. ADR	456,300	18,526

Shoprite Holdings Ltd.	145,529	2,037
Wilson Bayly Holmes-Ovcon Ltd.	61,161	784
		66,751

South Korea – 3.5%

Basic House (The) Co. Ltd.	158,380	2,200

Celltrion, Inc.	18,406	677

Hwa Shin Co. Ltd.	492,780	6,056

Hyundai Mobis	80,841	22,959

Hyundai Motor Co.	20,120	3,529

Korea Electric Power Corp. ADR *	808,849	6,875

POSCO ADR	149,500	11,363

Samsung Electronics Co. Ltd.	9,122	6,390

Samsung Engineering Co. Ltd.	12,388	2,401

Samsung Fire & Marine Insurance Co. Ltd.	18,735	3,345

SK Telecom Co. Ltd. ADR	1,927,226	27,116
Woori Finance Holdings Co. Ltd. ADR	268,200	6,796
		99,707

Spain – 1.3%

Banco Bilbao Vizcaya Argentaria S.A.	163,132	1,329

Banco Santander S.A.	1,660,293	13,572

Distribuidora Internacional de

Alimentacion S.A. *	203,761	802

Inditex S.A.	175,414	15,022
Viscofan S.A.	133,130	4,800
		35,525

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Sweden – 1.8%

Elekta AB, Class B	43,033	$1,613

Getinge AB, Class B	112,872	2,460

Hexagon AB, Class B	42,374	551

JM AB	45,927	587

Mekonomen AB	18,992	589

Millicom International Cellular S.A. SDR	25,643	2,568

Nibe Industrier AB, Class B	50,167	720

Skandinaviska Enskilda Banken AB, Class A	919,885	4,945

Svenska Cellulosa AB, Class B	1,082,400	13,158

Swedish Match AB	388,421	12,851

Telefonaktiebolaget LM Ericsson, Class B	881,351	8,444
Volvo AB, Class B	326,577	3,192
		51,678

Switzerland – 6.1%

Cie Financiere Richemont S.A., Class A (Bearer)	118,366	5,255

Credit Suisse Group A.G. (Registered) *	613,972	15,932

Dufry A.G. (Registered) *	9,437	823

Foster Wheeler A.G. *	369,445	6,572

GAM Holding A.G. *	465,537	5,818

Glencore International PLC *	902,523	5,586

Julius Baer Group Ltd. *	60,344	2,011

Meyer Burger Technology A.G. *	21,614	549

Nestle S.A. (Registered)	487,673	26,808

Noble Corp. *	367,380	10,783

Novartis A.G. (Registered)	389,729	21,751

Orascom Development Holding A.G. *	24,457	464

Partners Group Holding A.G.	13,301	2,189

Roche Holding A.G. (Genusschein)	105,320	16,944

SGS S.A. (Registered)	1,468	2,226

Sika A.G. (Bearer)	985	1,742

Swatch Group (The) A.G. (Registered)	68,721	4,107

UBS A.G. (Registered) *	316,260	3,600

UBS A.G. (Registered) (New York Exchange) *	628,435	7,183

Xstrata PLC	733,014	9,193
Zurich Financial Services A.G. *	100,900	20,889
		170,425

Taiwan – 0.3%

Catcher Technology Co. Ltd.	271,000	1,554

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	588,800	6,730

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Taiwan – 0.3% – continued
TPK Holding Co Ltd. *	58,900	$1,092
		9,376

Thailand – 0.3%

Bangkok Dusit Medical Services PCL (Registered)	391,100	805

Italian-Thai Development PCL (Registered)	44,856,800	4,790
Kasikornbank PCL (Registered)	518,000	1,945
		7,540

Turkey – 0.5%

BIM Birlesik Magazalar A.S.	42,220	1,161

KOC Holding A.S. ADR	80,200	1,481

Tofas Turk Otomobil Fabrikasi A.S.	137,367	486

Turkiye Garanti Bankasi A.S.	2,020,130	7,829
Turkiye Halk Bankasi A.S.	324,327	2,324
		13,281

United Kingdom – 15.1%

Abcam PLC	316,093	1,780

Afren PLC *	5,374,143	6,740

African Minerals Ltd. *	873,864	5,196

Aggreko PLC	362,777	9,161

AMEC PLC	193,555	2,434

Amlin PLC	309,558	1,357

Anglo American PLC	281,982	9,724

Ashmore Group PLC	300,981	1,509

AstraZeneca PLC	779,671	34,520

Babcock International Group PLC	311,680	3,168

BAE Systems PLC	3,222,500	13,285

Barclays PLC	1,789,313	4,392

Berkeley Group Holdings PLC *	121,482	2,243

BG Group PLC	814,462	15,509

BHP Billiton PLC	248,543	6,586

BP PLC ADR	160,314	5,782

British Sky Broadcasting Group PLC	465,285	4,777

Burberry Group PLC	102,453	1,854

Cairn Energy PLC *	64,167	278

Capita Group (The) PLC	196,022	2,142

Carphone Warehouse Group PLC	931,308	4,884

Centrica PLC	1,591,955	7,318

Croda International PLC	132,903	3,385

Diageo PLC	1,905,669	36,255

Dunelm Group PLC	169,023	1,238

EnQuest PLC *	99,631	137

Fenner PLC	70,313	339

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

United Kingdom – 15.1% – continued

GlaxoSmithKline PLC	1,576,805	$32,554

Halma PLC	222,651	1,091

Hargreaves Lansdown PLC	91,919	642

Hiscox Ltd.	152,439	870

Home Retail Group PLC	3,202,864	5,560

HSBC Holdings PLC	807,862	6,157

IG Group Holdings PLC	208,633	1,442

Imperial Tobacco Group PLC	433,900	14,652

John Wood Group PLC	135,164	1,110

Johnson Matthey PLC	141,942	3,474

Jupiter Fund Management PLC	219,349	666

Lancashire Holdings Ltd.	178,518	1,911

Marks & Spencer Group PLC	1,363,600	6,629

Meggitt PLC	312,625	1,622

Michael Page International PLC	51,254	292

Moneysupermarket.com Group PLC	292,807	468

Next PLC	90,840	3,555

Ocado Group PLC *	510,055	746

Petrofac Ltd.	229,837	4,252

Polyus Gold International Ltd. GDR *	1,774,000	5,499

Reckitt Benckiser Group PLC	37,390	1,890

Reed Elsevier PLC	1,328,289	10,119

Restaurant Group PLC	120,798	514

Rightmove PLC	32,472	603

Rio Tinto PLC	336,728	14,871

Rolls-Royce Holdings PLC *	409,424	3,754

Rotork PLC	27,994	674

RPS Group PLC	284,639	725

Sage Group (The) PLC	1,594,700	6,322

Scottish & Southern Energy PLC	322,270	6,445

Serco Group PLC	187,038	1,482

Spirax-Sarco Engineering PLC	56,023	1,558

St. James’s Place PLC	144,197	691

Standard Chartered PLC	611,573	12,206

Subsea 7 S.A. *	354,392	6,737

Telecity Group PLC *	165,029	1,424

Tullow Oil PLC	477,912	9,696

Unilever PLC	423,700	13,272

Victrex PLC	61,277	1,035

Vodafone Group PLC	7,344,324	18,965

Vodafone Group PLC ADR	426,966	10,952

Weir Group (The) PLC	430,733	10,320
Willis Group Holdings PLC	323,225	11,109
		424,549

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

United States – 1.7%

Axis Capital Holdings Ltd.	777,737	$20,174

Bunge Ltd.	126,780	7,390

Copa Holdings S.A., Class A	12,837	787

Mellanox Technologies Ltd. *	120,100	3,750

Philip Morris International, Inc.	111,096	6,930

RenaissanceRe Holdings Ltd.	107,400	6,852
Schlumberger Ltd.	26,720	1,596
		47,479
Total Common Stocks (3)
(Cost $3,052,203)		2,685,066

PREFERRED STOCKS – 1.1%

Brazil – 0.9%

Centrais Eletricas Brasileiras S.A. ADR	144,684	1,691

Cia Paranaense de Energia, Class B ADR	979,900	17,844
Tele Norte Leste Participacoes S.A. ADR	619,100	5,900
		25,435

Germany – 0.2%

Henkel A.G. & Co. KGaA	93,558	4,971
Total Preferred Stocks (3)
(Cost $37,078)		30,406

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	163,132	24
Total Rights (3)
(Cost $ – )		24

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.2%

Russia – 0.2%

Sberbank of Russia *	2,305,228	$5,048
Total Warrants (3)
(Cost $8,059)		5,048

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - Diversified Assets Portfolio (4)(5)	58,794,669	$58,795
Total Investment Companies
(Cost $58,795)		58,795

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT - TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 0.04%, 11/17/11 (6)	$1,565	$1,565

0.02%, 5/3/12 (6)	250	250
		1,815
Total Short-Term Investments
(Cost $1,815)		1,815

Total Investments – 99.0%
(Cost $3,157,950)		2,781,154
Other Assets less Liabilities – 1.0%		26,831
NET ASSETS – 100.0%		$2,807,985

(1)

Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $567,000 or 0.02% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Intact Financial Corp.	6/2/11	$494

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $150,589,000 with net sales of approximately $91,794,000 during the six months ended September 30, 2011.

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini MSCI EAFE Index	101	$6,800	Long	12/11	$29

At September 30, 2011, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL (CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
British Pound	5	United States Dollar	8	10/3/11	$–
British Pound	81	United States Dollar	127	10/3/11	–
British Pound	97	United States Dollar	152	10/3/11	–
Egyptian Pound	245	United States Dollar	41	10/3/11	–
Egyptian Pound	109	United States Dollar	18	10/3/11	–
Euro	30	United States Dollar	41	10/3/11	1
Euro	131	United States Dollar	178	10/3/11	2
Euro	162	United States Dollar	220	10/3/11	3
Euro	277	United States Dollar	376	10/3/11	5
Hong Kong Dollar	826	United States Dollar	106	10/3/11	–
Israeili Shekel	123	United States Dollar	33	10/3/11	–
Japanese Yen	1,311	United States Dollar	17	10/3/11	–
Japanese Yen	20,822	United States Dollar	272	10/3/11	2
Japanese Yen	53,112	United States Dollar	694	10/3/11	5
Japanese Yen	49,283	United States Dollar	645	10/3/11	6
United States Dollar	414	British Pound	266	10/3/11	–
United States Dollar	329	British Pound	211	10/3/11	–
United States Dollar	268	British Pound	172	10/3/11	–
United States Dollar	236	British Pound	151	10/3/11	–
United States Dollar	119	British Pound	77	10/3/11	–
United States Dollar	105	British Pound	67	10/3/11	–
United States Dollar	94	British Pound	60	10/3/11	–
United States Dollar	85	British Pound	54	10/3/11	–
United States Dollar	71	British Pound	46	10/3/11	–
United States Dollar	785	Euro	579	10/3/11	(10)
United States Dollar	360	Euro	264	10/3/11	(6)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	252	Euro	186	10/3/11	$(3)
United States Dollar	180	Euro	132	10/3/11	(3)
United States Dollar	193	Euro	142	10/3/11	(3)
United States Dollar	39	Euro	29	10/3/11	(1)
United States Dollar	13	Euro	10	10/3/11	–
United States Dollar	5	Euro	4	10/3/11	–
United States Dollar	783	Indonesian Rupiah	7,029,486	10/3/11	17
United States Dollar	914	Japanese Yen	69,981	10/3/11	(7)
United States Dollar	22	Singapore Dollar	28	10/3/11	–
United States Dollar	110	Swiss Franc	98	10/3/11	(1)
United States Dollar	233	Turkish Lira	433	10/3/11	(1)
British Pound	1,155	United States Dollar	1,801	10/4/11	–
British Pound	102	United States Dollar	160	10/4/11	–
Canadian Dollar	750	United States Dollar	720	10/4/11	4
Euro	27	United States Dollar	36	10/4/11	–
Euro	770	United States Dollar	1,033	10/4/11	2
Euro	327	United States Dollar	443	10/4/11	6
Hong Kong Dollar	7,505	United States Dollar	964	10/4/11	–
Hong Kong Dollar	357	United States Dollar	46	10/4/11	–
Japanese Yen	17,640	United States Dollar	230	10/4/11	1
Japanese Yen	250,509	United States Dollar	3,260	10/4/11	12
Korean Won	696,991	United States Dollar	591	10/4/11	(1)
Swedish Krona	1,574	United States Dollar	230	10/4/11	1
United States Dollar	391	British Pound	251	10/4/11	–
United States Dollar	381	British Pound	244	10/4/11	–
United States Dollar	247	British Pound	158	10/4/11	–
United States Dollar	78	British Pound	50	10/4/11	–
United States Dollar	25	British Pound	16	10/4/11	–
United States Dollar	16	British Pound	10	10/4/11	–
United States Dollar	992	Euro	730	10/4/11	(14)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	537	Euro	396	10/4/11	$(7)
United States Dollar	197	Euro	146	10/4/11	(3)
United States Dollar	193	Euro	143	10/4/11	(3)
United States Dollar	31	Singapore Dollar	40	10/4/11	–
United States Dollar	206	Swiss Franc	185	10/4/11	(2)
British Pound	85	United States Dollar	134	10/5/11	–
Japanese Yen	283,612	United States Dollar	3,675	10/5/11	(2)
United States Dollar	3,262	Euro	2,434	10/5/11	–
United States Dollar	21	Singapore Dollar	27	10/5/11	–
Swiss Franc	3,493	United States Dollar	4,026	12/19/11	165
United States Dollar	3,916	Swiss Franc	3,493	12/19/11	(55)
Japanese Yen	1,014,498	United States Dollar	13,283	12/20/11	114
Japanese Yen	1,038,844	United States Dollar	13,581	12/20/11	95

Total					$319

At September 30, 2011, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.8%
Consumer Staples	10.1
Energy	11.5
Financials	16.9
Health Care	8.5
Industrials	11.4
Information Technology	7.7
Materials	11.1
Telecommunication Services	6.3
Utilities	3.7

Total	100.0%

At September 30, 2011, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.5%
Japanese Yen	19.6
Euro	18.9
British Pound	16.0
All other currencies less than 5%	25.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$39,770	$309,625	$–	$349,395
Consumer Staples	24,123	244,966	–	269,089
Energy	124,442	188,106	–	312,548
Financials	130,684	324,561	–	455,245
Health Care	24,360	207,729	–	232,089
Industrials	17,533	291,171	–	308,704
Information Technology	38,750	169,614	–	208,364
Materials	121,831	180,095	–	301,926
Telecommunication Services	63,935	102,193	–	166,128
Utilities	37,602	43,976	–	81,578
Preferred Stocks
Consumer Staples	–	4,971	–	4,971
Telecommunication Services	5,900	–	–	5,900
Utilities	19,535	–	–	19,535
Rights
Financials	–	24	–	24
Warrants
Financials	5,048	–	–	5,048
Investment Companies	58,795	–	–	58,795
Short-Term Investments	–	1,815	–	1,815

Total Investments	$712,308	$2,068,846	$–	$2,781,154

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$–	$–	$29
Forward Foreign Currency Exchange Contracts	–	441	–	441
Liabilities
Forward Foreign Currency Exchange Contracts	–	(122)	–	(122)

Total Other Financial Instruments	$29	$319	$–	$348

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9%

Advertising – 0.4%
Interpublic Group of (The) Cos., Inc.	474,700	$3,418

Aerospace/Defense – 2.7%

Boeing (The) Co.	39,803	2,409

Northrop Grumman Corp.	157,600	8,220

Raytheon Co.	309,500	12,649
United Technologies Corp.	38,455	2,706
		25,984

Agriculture – 1.2%

Archer-Daniels-Midland Co.	298,100	7,396
Philip Morris International, Inc.	63,700	3,973
		11,369

Apparel – 2.3%

Burberry Group PLC ADR	44,722	1,655

Coach, Inc.	113,174	5,866

NIKE, Inc., Class B	128,385	10,978
Ralph Lauren Corp.	29,866	3,873
		22,372

Auto Manufacturers – 1.0%

Bayerische Motoren Werke A.G. ADR	61,289	1,348

General Motors Co. *	200,000	4,036
PACCAR, Inc.	112,000	3,788
		9,172

Auto Parts & Equipment – 0.2%
BorgWarner, Inc. *	38,150	2,309

Banks – 3.7%

Bank of New York Mellon (The) Corp.	408,300	7,590

Citigroup, Inc.	283,890	7,273

Goldman Sachs Group (The), Inc.	74,336	7,029

JPMorgan Chase & Co.	127,300	3,834

U.S. Bancorp	163,060	3,839
Wells Fargo & Co.	253,500	6,114
		35,679

Beverages – 0.5%
Green Mountain Coffee Roasters, Inc. *	57,292	5,325

Biotechnology – 2.5%

Alexion Pharmaceuticals, Inc. *	18,505	1,186

Amgen, Inc.	200,000	10,990

Biogen Idec, Inc. *	49,825	4,641

Celgene Corp. *	59,354	3,675

Illumina, Inc. *	35,005	1,432

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% – continued

Biotechnology – 2.5% – continued
Vertex Pharmaceuticals, Inc. *	47,026	$2,095
		24,019

Chemicals – 3.3%

Dow Chemical (The) Co.	145,108	3,259

E.I. du Pont de Nemours & Co.	214,969	8,592

Monsanto Co.	156,961	9,424

PPG Industries, Inc.	55,833	3,945
Praxair, Inc.	74,170	6,934
		32,154

Commercial Services – 1.4%

Mastercard, Inc., Class A	17,223	5,462

Sotheby’s	26,027	718
Visa, Inc., Class A	83,697	7,175
		13,355

Computers – 4.1%

Accenture PLC, Class A	91,978	4,845

Apple, Inc. *	53,360	20,340

Cognizant Technology Solutions Corp., Class A *	26,925	1,688

EMC Corp. *	193,372	4,059

International Business Machines Corp.	35,469	6,208
NetApp, Inc. *	53,774	1,825
		38,965

Cosmetics/Personal Care – 0.7%
Estee Lauder (The) Cos., Inc., Class A	75,590	6,640

Distribution/Wholesale – 0.2%
Li & Fung Ltd. ADR	496,766	1,684

Diversified Financial Services – 0.3%

American Express Co.	64,100	2,878
Franklin Resources, Inc.	2,327	223
		3,101

Electric – 2.2%

Edison International	233,800	8,943

NRG Energy, Inc. *	143,300	3,040
Progress Energy, Inc.	184,500	9,542
		21,525

Electronics – 0.5%
Agilent Technologies, Inc. *	162,271	5,071

Environmental Control – 0.9%
Waste Management, Inc.	262,600	8,550

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% – continued

Food – 2.1%

Kraft Foods, Inc., Class A	251,200	$8,435

Safeway, Inc.	470,262	7,821
Whole Foods Market, Inc.	61,080	3,989
		20,245

Healthcare - Products – 2.1%

Baxter International, Inc.	153,400	8,612
Johnson & Johnson	179,350	11,426
		20,038

Healthcare - Services – 0.9%

Quest Diagnostics, Inc.	169,200	8,352

Holding Companies - Diversified – 0.2%

LVMH Moet Hennessy Louis Vuitton S.A. ADR	65,463	1,737

Household Products/Wares – 0.9%

Kimberly-Clark Corp.	120,700	8,571

Insurance – 6.3%

Allstate (The) Corp.	325,100	7,702

Aon Corp.	122,300	5,134

Genworth Financial, Inc., Class A *	643,000	3,691

Hartford Financial Services Group, Inc.	358,000	5,778

Lincoln National Corp.	125,000	1,954

Loews Corp.	175,000	6,046

Marsh & McLennan Cos., Inc.	280,500	7,444

MetLife, Inc.	256,400	7,182

Travelers (The) Cos., Inc.	167,800	8,177
Unum Group	361,000	7,566
		60,674

Internet – 4.7%

Amazon.com, Inc. *	77,982	16,862

Baidu, Inc. ADR *	90,311	9,655

Google, Inc., Class A *	14,652	7,537

priceline.com, Inc. *	20,039	9,007

Tencent Holdings Ltd. ADR	51,097	1,061
Youku.com, Inc. ADR *	76,236	1,247
		45,369

Leisure Time – 0.1%

Harley-Davidson, Inc.	25,376	871

Lodging – 0.5%

Marriott International, Inc., Class A - (Fractional Shares) *	9,000	–
Wynn Resorts Ltd.	44,297	5,098
		5,098

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% – continued

Machinery – Diversified – 0.8%

Cummins, Inc.	54,739	$4,470

Deere & Co.	23,586	1,523

Rockwell Automation, Inc.	36,064	2,020
		8,013

Media – 3.4%

British Sky Broadcasting Group PLC	35,589	1,468

Comcast Corp., Class A	389,200	8,134

Time Warner, Inc.	353,237	10,587

Viacom, Inc., Class B	255,000	9,879

Walt Disney (The) Co.	93,517	2,820
		32,888

Metal Fabrication/Hardware – 1.1%

Precision Castparts Corp.	66,993	10,415

Mining – 2.0%

AngloGold Ashanti Ltd. ADR	261,900	10,832

Barrick Gold Corp.	162,500	7,581

Freeport-McMoRan Copper & Gold, Inc.	14,909	454
		18,867

Miscellaneous Manufacturing – 1.1%

Danaher Corp.	98,664	4,138

Eaton Corp.	73,433	2,607

Ingersoll-Rand PLC	140,000	3,932
		10,677

Office/Business Equipment – 1.0%

Pitney Bowes, Inc.	129,100	2,427

Xerox Corp.	1,004,000	6,998
		9,425

Oil & Gas – 6.9%

Anadarko Petroleum Corp.	38,437	2,423

Apache Corp.	115,000	9,228

Canadian Natural Resources Ltd.	190,000	5,561

Chevron Corp.	83,200	7,698

Concho Resources, Inc. *	23,256	1,654

ConocoPhillips	123,900	7,845

Continental Resources, Inc. *	15,262	738

EOG Resources, Inc.	21,485	1,526

Hess Corp.	60,100	3,153

Marathon Oil Corp.	314,500	6,787

Noble Energy, Inc.	60,000	4,248

Occidental Petroleum Corp.	144,894	10,360

Talisman Energy, Inc.	390,100	4,787
		66,008

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% – continued

Oil & Gas Services – 1.5%

Halliburton Co.	244,572	$7,464

National Oilwell Varco, Inc.	59,281	3,037
Schlumberger Ltd.	64,375	3,845
		14,346

Pharmaceuticals – 8.2%

Allergan, Inc.	84,532	6,964

Cardinal Health, Inc.	192,900	8,079

Express Scripts, Inc. *	81,760	3,031

Mead Johnson Nutrition Co.	96,504	6,642

Merck & Co., Inc.	385,400	12,606

Novo-Nordisk A/S ADR	26,689	2,656

Pfizer, Inc.	1,080,465	19,103

Sanofi ADR	300,000	9,840

Shire PLC ADR	37,043	3,479

Teva Pharmaceutical Industries Ltd. ADR	148,900	5,542
Valeant Pharmaceuticals International, Inc.	11,913	442
		78,384

Pipelines – 0.8%

Williams (The) Cos., Inc.	313,200	7,623

Retail – 8.8%

AutoZone, Inc. *	3,062	977

Bed Bath & Beyond, Inc. *	24,960	1,430

Chipotle Mexican Grill, Inc. *	18,460	5,592

Cie Financiere Richemont S.A. ADR	1,263,346	5,584

Costco Wholesale Corp.	48,823	4,009

CVS Caremark Corp.	385,400	12,942

Lowe’s Cos., Inc.	425,200	8,223

Lululemon Athletica, Inc. *	37,998	1,849

McDonald’s Corp.	109,168	9,587

O’Reilly Automotive, Inc. *	54,834	3,654

Starbucks Corp.	286,309	10,677

Tiffany & Co.	80,410	4,891

TJX Cos., Inc.	176,028	9,764
Yum! Brands, Inc.	102,061	5,041
		84,220

Semiconductors – 1.4%

ARM Holdings PLC ADR	30,054	766

Atmel Corp. *	73,430	593

Avago Technologies Ltd.	67,509	2,212

Broadcom Corp., Class A *	31,714	1,056
Intel Corp.	421,200	8,984
		13,611

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% – continued

Software– 5.2%

CA, Inc.	807,400	$15,672

Check Point Software Technologies Ltd. *	42,914	2,264

Microsoft Corp.	230,300	5,732

Oracle Corp.	359,958	10,345

Red Hat, Inc. *	169,600	7,168

Salesforce.com, Inc. *	46,764	5,344
VMware, Inc., Class A *	42,463	3,413
		49,938

Telecommunications – 5.8%

American Tower Corp., Class A *	53,558	2,881

AT&T, Inc.	297,900	8,496

Cisco Systems, Inc.	956,300	14,813

Juniper Networks, Inc. *	73,572	1,270

Motorola Solutions, Inc.	389,614	16,325

QUALCOMM, Inc.	60,716	2,953
Verizon Communications, Inc.	234,500	8,630
		55,368

Transportation – 1.0%
Union Pacific Corp.	123,109	10,054
Total Common Stocks
(Cost $929,279)		911,484

PREFERRED STOCKS – 0.3%

Banks – 0.3%

Itau Unibanco Holding S.A. ADR	134,200	2,083
Wells Fargo & Co. *	34,675	956
		3,039
Total Preferred Stocks
(Cost $3,039)		3,039

INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	44,311,529	44,312
Total Investment Companies
(Cost $44,312)		44,312

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill,
0.05%, 11/17/11(3)	$1,965	$1,965
Total Short-Term Investments
(Cost $1,965)		1,965

Total Investments – 100.0%
(Cost $978,595)		960,800
Liabilities less Other Assets – 0.0%		(21)
NET ASSETS – 100.0%		$960,779

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $60,191,000 with net sales of approximately $15,879,000 during the six months ended September 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT(000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
S&P 500	25	$7,038	Long	12/11	$(125)

At September 30, 2011, the industry sectors for the Multi-Manager Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	18.6%
Consumer Staples	8.3
Energy	9.6
Financials	11.2
Health Care	14.1
Industrials	8.7

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Information Technology	19.3%
Materials	5.6
Telecommunication Services	2.2
Utilities	2.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$911,484(1)	$–	$–	$911,484

Preferred Stocks	3,039	–	–	3,039

Investment Companies	44,312	–	–	44,312

Short-Term Investments	–	1,965	–	1,965

Total Investments	$958,835	$1,965	$–	$960,800

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(125)	$–	$–	$(125)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Aerospace/Defense – 1.5%

Aerovironment, Inc. *	87,160	$2,454

L-3 Communications Holdings, Inc.	69,900	4,332

Northrop Grumman Corp.	51,100	2,665

Raytheon Co.	17,300	707
Triumph Group, Inc.	83,300	4,060
		14,218

Agriculture – 0.5%

Archer-Daniels-Midland Co.	118,700	2,945
Lorillard, Inc.	13,600	1,505
		4,450

Airlines – 0.1%
Skywest, Inc.	68,200	785

Apparel – 1.2%

Coach, Inc.	75,470	3,912

Deckers Outdoor Corp. *	37,445	3,492

Gildan Activewear, Inc.	150,500	3,889
Jones Group (The), Inc.	42,900	395
		11,688

Auto Manufacturers – 0.2%

Navistar International Corp. *	11,800	379
Oshkosh Corp. *	70,900	1,116
		1,495

Auto Parts & Equipment – 1.6%

Autoliv, Inc.	48,000	2,328

BorgWarner, Inc. *	54,283	3,286

Cooper Tire & Rubber Co.	91,000	991

Lear Corp.	135,275	5,803
TRW Automotive Holdings Corp. *	79,200	2,592
		15,000

Banks – 4.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	882

Capital One Financial Corp.	36,000	1,427

CVB Financial Corp.	191,900	1,476

East West Bancorp, Inc.	135,080	2,014

Fifth Third Bancorp	1,025,900	10,361

FNB Corp.	80,300	688

Huntington Bancshares, Inc.	1,592,475	7,644

International Bancshares Corp.	55,300	727

KeyCorp	1,455,700	8,632

Regions Financial Corp.	111,000	370

Signature Bank *	61,825	2,951

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Banks – 4.2% – continued
State Street Corp.	69,500	$2,235
		39,407

Beverages – 1.3%

Coca-Cola Enterprises, Inc.	71,700	1,784

Constellation Brands, Inc., Class A *	80,050	1,441
Green Mountain Coffee Roasters, Inc. *	100,000	9,294
		12,519

Biotechnology – 1.4%

Dendreon Corp. *	268,000	2,412

Human Genome Sciences, Inc. *	267,747	3,397

Illumina, Inc. *	51,245	2,097

Medicines (The) Co. *	62,900	936
Vertex Pharmaceuticals, Inc. *	92,900	4,138
		12,980

Building Materials – 0.3%
Owens Corning *	112,825	2,446

Chemicals – 2.1%

Agrium, Inc.	46,900	3,126

Arch Chemicals, Inc.	26,500	1,244

Ashland, Inc.	40,500	1,788

CF Industries Holdings, Inc.	22,800	2,813

Huntsman Corp.	284,675	2,753

NewMarket Corp.	18,300	2,779

PolyOne Corp.	112,700	1,207

Sigma-Aldrich Corp.	52,880	3,268
Stepan Co.	18,790	1,262
		20,240

Commercial Services – 2.6%

Advance America Cash Advance Centers, Inc.	116,100	854

Capella Education Co. *	637	18

Convergys Corp. *	203,200	1,906

Green Dot Corp., Class A *	114,900	3,599

Hertz Global Holdings, Inc. *	381,525	3,396

R.R. Donnelley & Sons Co.	94,600	1,336

Resources Connection, Inc.	205,884	2,013

Robert Half International, Inc.	181,500	3,851

SAIC, Inc. *	50,900	601

SuccessFactors, Inc. *	165,950	3,815

TeleTech Holdings, Inc. *	8,911	136
Weight Watchers International, Inc.	50,725	2,955
		24,480

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Computers – 3.6%

Cadence Design Systems, Inc. *	234,425	$2,166

Cognizant Technology Solutions Corp., Class A *	68,940	4,323

Computer Sciences Corp.	60,000	1,611

IHS, Inc., Class A *	117,205	8,768

Lexmark International, Inc., Class A *	41,000	1,108

MICROS Systems, Inc. *	101,829	4,471

NCR Corp. *	107,200	1,811

Riverbed Technology, Inc. *	65,195	1,301

Seagate Technology PLC	155,700	1,601

Teradata Corp. *	39,010	2,088
Western Digital Corp. *	208,550	5,364
		34,612

Distribution/Wholesale – 1.4%

Fastenal Co.	156,645	5,213

Fossil, Inc. *	49,300	3,996

Ingram Micro, Inc., Class A *	55,300	892
LKQ Corp. *	131,501	3,177
		13,278

Diversified Financial Services – 3.9%

Affiliated Managers Group, Inc. *	33,930	2,648

Aircastle Ltd.	138,300	1,317

Ameriprise Financial, Inc.	89,900	3,539

Discover Financial Services	305,200	7,001

GFI Group, Inc.	158,800	638

IntercontinentalExchange, Inc. *	29,765	3,520

Invesco Ltd.	239,275	3,711

Knight Capital Group, Inc., Class A *	28,100	342

Raymond James Financial, Inc.	159,575	4,143

SLM Corp.	490,125	6,102
T. Rowe Price Group, Inc.	80,700	3,855
		36,816

Electric – 5.0%

Ameren Corp.	89,000	2,649

American Electric Power Co., Inc.	123,200	4,684

CMS Energy Corp.	408,425	8,083

DTE Energy Co.	37,400	1,833

El Paso Electric Co.	76,500	2,455

Entergy Corp.	55,900	3,706

FirstEnergy Corp.	171,500	7,702

GenOn Energy, Inc. *	396,049	1,101

Portland General Electric Co.	151,700	3,594

PPL Corp.	323,675	9,238

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Electric – 5.0% – continued
Public Service Enterprise Group, Inc.	67,800	$2,262
		47,307

Electrical Components & Equipment – 0.5%

AMETEK, Inc.	86,725	2,859
Universal Display Corp. *	39,800	1,908
		4,767

Electronics – 1.6%

Amphenol Corp., Class A	88,455	3,607

Benchmark Electronics, Inc. *	34,600	450

Gentex Corp.	109,030	2,622

Pulse Electronics Corp.	33,600	96

TE Connectivity Ltd.	85,400	2,403

Tech Data Corp. *	53,000	2,291

Trimble Navigation Ltd. *	96,205	3,228
Vishay Intertechnology, Inc. *	76,700	641
		15,338

Engineering & Construction – 0.7%

KBR, Inc.	177,600	4,197

Tutor Perini Corp.	98,100	1,127
URS Corp. *	54,000	1,602
		6,926

Environmental Control – 0.5%
Stericycle, Inc. *	64,085	5,173

Food – 2.7%

Cal-Maine Foods, Inc.	22,800	717

Chiquita Brands International, Inc. *	65,800	549

ConAgra Foods, Inc.	88,600	2,146

Fresh Del Monte Produce, Inc.	42,800	993

Hain Celestial Group (The), Inc. *	185,865	5,678

JM Smucker (The) Co.	43,445	3,167

Kroger (The) Co.	107,900	2,369

Safeway, Inc.	244,300	4,063

Smithfield Foods, Inc. *	239,250	4,665

SUPERVALU, Inc.	67,800	451
Tyson Foods, Inc., Class A	56,800	986
		25,784

Forest Products & Paper – 0.9%

Boise, Inc.	241,400	1,248

International Paper Co.	207,000	4,813
MeadWestvaco Corp.	113,700	2,792
		8,853

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Gas – 0.9%

Atmos Energy Corp.	46,400	$1,506

NiSource, Inc.	252,675	5,402

Southern Union Co.	24,800	1,006
UGI Corp.	26,000	683
		8,597

Hand/Machine Tools – 0.3%
Lincoln Electric Holdings, Inc.	86,525	2,510

Healthcare - Products – 3.7%

Boston Scientific Corp. *	162,000	957

C.R. Bard, Inc.	26,860	2,351

DENTSPLY International, Inc.	60,910	1,869

IDEXX Laboratories, Inc. *	60,890	4,200

Intuitive Surgical, Inc. *	14,088	5,132

Kinetic Concepts, Inc. *	27,600	1,819

ResMed, Inc. *	124,924	3,597

Varian Medical Systems, Inc. *	60,545	3,158

Volcano Corp. *	124,400	3,686
Zimmer Holdings, Inc. *	150,000	8,025
		34,794

Healthcare - Services – 2.4%

Aetna, Inc.	131,500	4,780

CIGNA Corp.	155,825	6,535

Coventry Health Care, Inc. *	81,000	2,334

Health Management Associates, Inc., Class A *	625,300	4,327
Health Net, Inc. *	191,375	4,538
		22,514

Home Furnishings – 0.4%

Harman International Industries, Inc.	47,754	1,365
Whirlpool Corp.	58,300	2,910
		4,275

Household Products/Wares – 0.7%

American Greetings Corp., Class A	31,900	590

Blyth, Inc.	12,175	675

Central Garden and Pet Co., Class A *	99,100	702
Church & Dwight Co., Inc.	110,306	4,875
		6,842

Housewares – 0.1%
Newell Rubbermaid, Inc.	67,100	797

Insurance – 5.4%

ACE Ltd.	80,100	4,854

Aflac, Inc.	13,700	479

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Insurance – 5.4% – continued

Allied World Assurance Co. Holdings A.G.	11,890	$639

Allstate (The) Corp.	55,200	1,308

American Financial Group, Inc.	49,800	1,547

Aspen Insurance Holdings Ltd.	30,700	707

Assurant, Inc.	83,000	2,971

Chubb (The) Corp.	59,400	3,563

Endurance Specialty Holdings Ltd.	53,153	1,815

Everest Re Group Ltd.	23,100	1,834

Genworth Financial, Inc., Class A *	35,900	206

Hartford Financial Services Group, Inc.	222,560	3,592

Lincoln National Corp.	275,300	4,303

Marsh & McLennan Cos., Inc.	252,725	6,707

Meadowbrook Insurance Group, Inc.	173,800	1,549

Montpelier Re Holdings Ltd.	33,200	587

PartnerRe Ltd.	10,700	559

Presidential Life Corp.	44,400	365

Tower Group, Inc.	139,500	3,189

Unum Group	100,500	2,107

Validus Holdings Ltd.	32,200	803

W.R. Berkley Corp.	2,500	74
XL Group PLC	394,150	7,410
		51,168

Internet – 3.0%

Baidu, Inc. ADR *	38,300	4,095

Ctrip.com International Ltd. ADR *	117,853	3,790

Expedia, Inc.	72,700	1,872

F5 Networks, Inc. *	69,990	4,973

Sina Corp. *	21,300	1,525

Symantec Corp. *	340,500	5,550

ValueClick, Inc. *	278,225	4,329
Youku.com, Inc. ADR *	154,980	2,536
		28,670

Iron/Steel – 0.4%

Allegheny Technologies, Inc.	76,600	2,833
Cliffs Natural Resources, Inc.	17,900	916
		3,749

Leisure Time – 0.4%
Harley-Davidson, Inc.	105,625	3,626

Lodging – 0.2%

Marriott International, Inc., Class A - (Fractional Shares) *	34,801	–
Wyndham Worldwide Corp.	51,825	1,478
		1,478

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Machinery – Diversified – 1.6%

AGCO Corp. *	89,600	$3,097

Albany International Corp., Class A	63,400	1,157

IDEX Corp.	65,050	2,027

NACCO Industries, Inc., Class A	7,929	503

Rockwell Automation, Inc.	64,500	3,612
Roper Industries, Inc.	63,101	4,348
		14,744

Media – 0.9%

CBS Corp., Class B (Non Voting)	100,875	2,056

DISH Network Corp., Class A *	47,700	1,195

Factset Research Systems, Inc.	43,635	3,882
Gannett Co., Inc.	130,900	1,248
		8,381

Metal Fabrication/Hardware – 0.6%
Timken (The) Co.	173,075	5,680

Mining – 0.2%

Alcoa, Inc.	202,475	1,938
USEC, Inc. *	172,000	277
		2,215

Miscellaneous Manufacturing – 1.1%

Eaton Corp.	99,200	3,522

EnPro Industries, Inc. *	40,600	1,205

ITT Corp.	41,100	1,726
Pentair, Inc.	111,375	3,565
		10,018

Office/Business Equipment – 0.2%
Xerox Corp.	226,400	1,578

Oil & Gas – 4.4%

Atwood Oceanics, Inc. *	56,300	1,934

Brigham Exploration Co. *	76,200	1,925

Chesapeake Energy Corp.	69,100	1,766

Concho Resources, Inc. *	45,195	3,215

Denbury Resources, Inc. *	349,400	4,018

Energen Corp.	122,250	4,999

Hess Corp.	47,200	2,476

Murphy Oil Corp.	70,600	3,118

Range Resources Corp.	58,300	3,408

Tesoro Corp. *	111,600	2,173

Valero Energy Corp.	263,000	4,676

W&T Offshore, Inc.	164,600	2,265

Western Refining, Inc. *	308,850	3,848

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Oil & Gas – 4.4% – continued
Whiting Petroleum Corp. *	60,150	$2,110
		41,931

Oil & Gas Services – 4.1%

CARBO Ceramics, Inc.	56,040	5,746

Complete Production Services, Inc. *	48,600	916

Core Laboratories N.V.	66,800	6,001

FMC Technologies, Inc. *	197,535	7,427

Lufkin Industries, Inc.	60,500	3,219

Oceaneering International, Inc.	123,200	4,354

Oil States International, Inc. *	139,945	7,126
Superior Energy Services, Inc. *	152,100	3,991
		38,780

Packaging & Containers – 0.2%

Owens-Illinois, Inc. *	22,000	333
Sonoco Products Co.	50,000	1,411
		1,744

Pharmaceuticals – 3.3%

Cardinal Health, Inc.	138,075	5,783

Cephalon, Inc. *	43,700	3,527

Endo Pharmaceuticals Holdings, Inc. *	41,700	1,167

Forest Laboratories, Inc. *	52,300	1,610

Herbalife Ltd.	74,050	3,969

Ironwood Pharmaceuticals, Inc. *	93,000	1,004

McKesson Corp.	16,200	1,178

Mylan, Inc. *	236,338	4,018

Par Pharmaceutical Cos., Inc. *	102,900	2,739

Pharmasset, Inc. *	19,800	1,631
SXC Health Solutions Corp. *	79,160	4,409
		31,035

Real Estate Investment Trusts – 4.0%

Annaly Capital Management, Inc.	363,250	6,041

BioMed Realty Trust, Inc.	211,750	3,509

Brandywine Realty Trust	229,000	1,834

Capstead Mortgage Corp.	111,100	1,282

CBL & Associates Properties, Inc.	677,150	7,692

CommonWealth REIT	100,500	1,907

DuPont Fabros Technology, Inc.	110,500	2,176

Home Properties, Inc.	87,675	4,976

Hospitality Properties Trust	159,100	3,378

Lexington Realty Trust	349,100	2,283

MFA Financial, Inc.	394,700	2,771

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Real Estate Investment Trusts – 4.0% – continued
Parkway Properties, Inc.	53,600	$590
		38,439

Retail – 9.6%

American Eagle Outfitters, Inc.	132,500	1,553

Bob Evans Farms, Inc.	22,700	647

Brinker International, Inc.	93,600	1,958

CarMax, Inc. *	153,408	3,659

Children’s Place Retail Stores (The), Inc. *	46,200	2,150

Chipotle Mexican Grill, Inc. *	14,910	4,517

Copart, Inc. *	86,510	3,384

Dick’s Sporting Goods, Inc. *	234,000	7,830

Dillard’s, Inc., Class A	53,900	2,344

Foot Locker, Inc.	119,400	2,399

GameStop Corp., Class A *	161,900	3,740

Gap (The), Inc.	188,400	3,060

Kohl’s Corp.	83,100	4,080

Macy’s, Inc.	436,900	11,499

Nu Skin Enterprises, Inc., Class A	54,900	2,224

O’Reilly Automotive, Inc. *	81,220	5,412

Panera Bread Co., Class A *	45,060	4,683

Pier 1 Imports, Inc. *	323,675	3,165

PVH Corp.	76,935	4,481

RadioShack Corp.	109,800	1,276

Ruby Tuesday, Inc. *	71,600	513

Rue21, Inc. *	118,591	2,691

Signet Jewelers Ltd. *	113,975	3,852

Tractor Supply Co.	83,420	5,218
Urban Outfitters, Inc. *	214,561	4,789
		91,124

Savings & Loans – 0.5%

First Niagara Financial Group, Inc.	454,500	4,159
Hudson City Bancorp, Inc.	132,000	747
		4,906

Semiconductors – 1.8%

ARM Holdings PLC ADR	210,900	5,378

Atmel Corp. *	466,125	3,762

Cavium, Inc. *	133,605	3,609

Fairchild Semiconductor

International, Inc. *	189,300	2,044

KLA-Tencor Corp.	46,400	1,776
Micron Technology, Inc. *	196,100	988
		17,557

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc. *	8,516	$207

Software – 4.6%

ANSYS, Inc. *	88,700	4,350

athenahealth, Inc. *	75,935	4,522

Cerner Corp. *	93,193	6,386

Citrix Systems, Inc. *	63,560	3,466

Electronic Arts, Inc. *	83,375	1,705

Fiserv, Inc. *	43,855	2,226

Intuit, Inc. *	101,190	4,800

QLIK Technologies, Inc. *	177,581	3,846

Red Hat, Inc. *	55,925	2,363

Salesforce.com, Inc. *	52,000	5,943
VMware, Inc., Class A *	51,602	4,148
		43,755

Telecommunications – 1.4%

Acme Packet, Inc. *	19,500	830

Alcatel-Lucent ADR *	1,114,800	3,155

Aruba Networks, Inc. *	201,700	4,217

Cincinnati Bell, Inc. *	436,800	1,350

Comtech Telecommunications Corp.	1,000	28

Harris Corp.	90,600	3,096

Telephone & Data Systems, Inc.	26,100	555
USA Mobility, Inc.	41,200	544
		13,775

Transportation – 2.4%

C.H. Robinson Worldwide, Inc.	107,745	7,377

Expeditors International of Washington, Inc.	176,210	7,145

Genesee & Wyoming, Inc., Class A *	53,220	2,476

Overseas Shipholding Group, Inc.	35,600	489
Ryder System, Inc.	147,600	5,537
		23,024

Trucking & Leasing – 0.1%
AMERCO *	22,800	1,424

Water – 0.7%
American Water Works Co., Inc.	210,875	6,364
Total Common Stocks
(Cost $955,426)		924,263

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.6%

Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	15,289,056	$15,289
Total Investment Companies
(Cost $15,289)		15,289

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT - TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 11/17/11(3)	$1,865	$1,865
Total Short-Term Investments
(Cost $1,865)		1,865

Total Investments – 99.2%
(Cost $972,580)		941,417
Other Assets less Liabilities – 0.8%		7,429
NET ASSETS – 100.0%		$948,846

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $39,522,000 with net sales of approximately $24,233,000 during the six months ended September 30, 2011.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
S&P Mid Cap 400 E-mini	44	$3,427	Long	12/11	$(195)

At September 30, 2011, the industry sectors for the Multi-Manager Mid Cap Fund were :

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	15.9%
Consumer Staples	5.9
Energy	8.9
Financials	18.8
Health Care	11.7
Industrials	13.0
Information Technology	14.9
Materials	4.0
Telecommunication Services	0.3
Utilities	6.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$924,263(1)	$–	$–	$924,263

Investment Companies	15,289	–	–	15,289

Short-Term Investments	–	1,865	–	1,865
Total Investments	$939,552	$1,865	$–	$941,417

OTHER FINANCIAL INTRUMENTS
Liabilities

Futures Contracts	$(195)	$–	$–	$(195)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Advertising – 0.6%

Interpublic Group of (The) Cos., Inc.	46,000	$331
MDC Partners, Inc., Class A	168,139	2,425
		2,756

Aerospace/Defense – 2.7%

Alliant Techsystems, Inc.	82,400	4,492

Cubic Corp.	7,200	281

Curtiss-Wright Corp.	30,800	888

Embraer S.A. ADR	14,500	368

Kaman Corp.	115,685	3,222
Teledyne Technologies, Inc. *	73,783	3,605
		12,856

Airlines – 0.2%
Copa Holdings S.A., Class A	13,365	819

Apparel – 0.6%

Columbia Sportswear Co.	9,408	437
Quiksilver, Inc. *	764,000	2,330
		2,767

Auto Manufacturers – 0.7%

Tesla Motors, Inc. *	61,675	1,504
Wabash National Corp. *	363,190	1,733
		3,237

Auto Parts & Equipment – 0.9%

Cooper Tire & Rubber Co.	102,164	1,113

Meritor, Inc. *	79,500	561
Miller Industries, Inc.	152,092	2,639
		4,313

Banks – 3.3%

Associated Banc-Corp.	82,200	764

Bank of the Ozarks, Inc.	25,500	534

CapitalSource, Inc.	350,700	2,153

Cass Information Systems, Inc.	37,965	1,179

Community Bank System, Inc.	53,850	1,222

First Horizon National Corp.	195,485	1,165

First Horizon National Corp. - (Fractional Shares) *	63,966	–

First Interstate Bancsystem, Inc.	91,337	978

Fulton Financial Corp.	218,275	1,670

Synovus Financial Corp.	251,000	269

TCF Financial Corp.	47,200	432

Trustmark Corp.	64,500	1,171

Webster Financial Corp.	49,900	764

Westamerica Bancorporation	50,132	1,921

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Banks – 3.3% – continued
Wintrust Financial Corp.	58,910	$1,520
		15,742

Biotechnology – 0.9%

Cubist Pharmaceuticals, Inc. *	51,375	1,814

Emergent Biosolutions, Inc. *	92,860	1,433
Myriad Genetics, Inc. *	60,775	1,139
		4,386

Chemicals – 1.1%

Arch Chemicals, Inc.	31,900	1,497

Cabot Corp.	49,911	1,237

Innophos Holdings, Inc.	25,468	1,015
Sensient Technologies Corp.	47,400	1,543
		5,292

Commercial Services – 12.1%

American Public Education, Inc. *	79,044	2,687

Capella Education Co. *	20,497	582

CBIZ, Inc. *	331,661	2,186

Chemed Corp.	95,365	5,241

Convergys Corp. *	175,200	1,643

Corporate Executive Board (The) Co.	28,450	848

Corrections Corp. of America *	24,400	554

CoStar Group, Inc. *	24,500	1,273

Forrester Research, Inc.	50,545	1,643

FTI Consulting, Inc. *	25,825	951

Geo Group (The), Inc. *	45,400	843

Global Cash Access Holdings, Inc. *	269,712	690

Global Payments, Inc.	10,500	424

Grand Canyon Education, Inc. *	111,007	1,793

Heartland Payment Systems, Inc.	25,600	505

Heidrick & Struggles International, Inc.	63,600	1,046

Hudson Highland Group, Inc. *	413,655	1,415

Huron Consulting Group, Inc. *	30,195	940

KAR Auction Services, Inc. *	164,123	1,987

Manpower, Inc.	50,000	1,681

MAXIMUS, Inc.	118,260	4,127

PHH Corp. *	177,000	2,846

R.R. Donnelley & Sons Co.	154,900	2,187

Rent-A-Center, Inc.	87,200	2,394

Resources Connection, Inc.	105,605	1,033

Ritchie Bros. Auctioneers, Inc.	124,052	2,505

Rollins, Inc.	207,025	3,873

SuccessFactors, Inc. *	71,100	1,635

United Rentals, Inc. *	106,505	1,794

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Commercial Services – 12.1% – continued

Valassis Communications, Inc. *	260,700	$4,885
VistaPrint N.V. *	57,722	1,560
		57,771

Computers – 1.0%

CIBER, Inc. *	110,400	335

Echelon Corp. *	145,739	1,022

Lexmark International, Inc., Class A *	37,300	1,008

Ness Technologies, Inc. *	242,527	1,858
Stratasys, Inc. *	40,584	752
		4,975

Distribution/Wholesale – 1.6%

Beacon Roofing Supply, Inc. *	107,280	1,715

LKQ Corp. *	115,515	2,791

Owens & Minor, Inc.	77,476	2,206
Titan Machinery, Inc. *	43,450	778
		7,490

Diversified Financial Services – 3.7%

AerCap Holdings N.V. *	316,926	3,144

Affiliated Managers Group, Inc. *	25,800	2,014

Encore Capital Group, Inc. *	61,350	1,340

Financial Engines, Inc. *	129,580	2,347

MarketAxess Holdings, Inc.	55,450	1,443

Nelnet, Inc., Class A	199,885	3,754

Portfolio Recovery Associates, Inc. *	36,398	2,264
WisdomTree Investments, Inc. *	197,175	1,384
		17,690

Electric – 2.5%

EnerNOC, Inc. *	41,073	370

Great Plains Energy, Inc.	205,500	3,966

Portland General Electric Co.	179,500	4,252

UIL Holdings Corp.	53,060	1,747
Westar Energy, Inc.	51,800	1,369
		11,704

Electrical Components & Equipment – 0.5%

Belden, Inc.	43,031	1,110
GrafTech International Ltd. *	83,700	1,063
		2,173

Electronics – 2.0%

CTS Corp.	102,147	831

Cymer, Inc. *	6,925	258

FARO Technologies, Inc. *	38,695	1,221

Gentex Corp.	97,233	2,338

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Electronics – 2.0% – continued

National Instruments Corp.	140,000	$3,200

Park Electrochemical Corp.	49,855	1,065
SRS Labs, Inc. *	71,754	514
		9,427

Engineering & Construction – 0.1%
EMCOR Group, Inc. *	18,900	384

Entertainment – 0.5%

Lakes Entertainment, Inc. *	55,300	135
Six Flags Entertainment Corp.	89,056	2,469
		2,604

Food – 1.4%

Fresh Market (The), Inc. *	70,535	2,692

Overhill Farms, Inc. *	399,352	1,477
United Natural Foods, Inc. *	72,484	2,685
		6,854

Forest Products & Paper – 0.8%

Buckeye Technologies, Inc.	71,900	1,734
Schweitzer-Mauduit International, Inc.	40,800	2,279
		4,013

Gas – 0.3%
South Jersey Industries, Inc.	32,681	1,626

Hand/Machine Tools – 0.3%
Franklin Electric Co., Inc.	41,920	1,521

Healthcare - Products – 6.5%

Abaxis, Inc. *	109,179	2,501

Align Technology, Inc. *	122,845	1,864

Angiodynamics, Inc. *	124,020	1,630

Cepheid, Inc. *	137,268	5,330

Hansen Medical, Inc. *	318,343	1,057

Insulet Corp. *	58,775	897

Kinetic Concepts, Inc. *	19,100	1,258

Masimo Corp.	42,520	921

Medtox Scientific, Inc.	33,880	443

Meridian Bioscience, Inc.	75,206	1,184

NuVasive, Inc. *	165,960	2,833

NxStage Medical, Inc. *	49,800	1,039

STERIS Corp.	40,354	1,181

Techne Corp.	28,195	1,917

Teleflex, Inc.	36,800	1,979

West Pharmaceutical Services, Inc.	96,159	3,567

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Healthcare - Products – 6.5% – continued
Zoll Medical Corp. *	33,915	$1,280
		30,881

Healthcare - Services – 1.8%

Bio-Reference Labs, Inc. *	98,730	1,818

IPC The Hospitalist Co., Inc. *	63,700	2,273

LifePoint Hospitals, Inc. *	45,400	1,664
Mednax, Inc. *	43,505	2,725
		8,480

Home Furnishings – 0.1%
Furniture Brands International, Inc. *	166,400	343

Household Products/Wares – 0.4%

Ennis, Inc.	47,587	622

Helen of Troy Ltd. *	35,800	899
Tupperware Brands Corp.	9,045	486
		2,007

Housewares – 0.3%
Toro (The) Co.	28,819	1,420

Insurance – 4.4%

Alterra Capital Holdings Ltd.	83,424	1,583

American Equity Investment Life Holding Co.	179,477	1,570

CNO Financial Group, Inc. *	375,800	2,033

Employers Holdings, Inc.	68,200	870

Endurance Specialty Holdings Ltd.	72,400	2,472

Global Indemnity PLC *	163,748	2,797

Horace Mann Educators Corp.	147,900	1,688

Kemper Corp.	38,300	918

National Western Life Insurance Co., Class A	1,500	203

Platinum Underwriters Holdings Ltd.	49,339	1,517

Protective Life Corp.	111,400	1,741

StanCorp Financial Group, Inc.	30,796	849
Symetra Financial Corp.	312,510	2,547
		20,788

Internet – 4.9%

Ancestry.com, Inc. *	63,700	1,497

Boingo Wireless, Inc. *	61,874	442

BroadSoft, Inc. *	115,900	3,518

Constant Contact, Inc. *	184,876	3,196

DealerTrack Holdings, Inc. *	74,460	1,167

IAC/InterActiveCorp*	97,700	3,864

j2 Global Communications, Inc.	119,900	3,225

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Internet – 4.9% – continued

ReachLocal, Inc. *	76,975	$837

Responsys, Inc. *	74,050	798

Sapient Corp.	91,125	924

Shutterfly, Inc. *	44,715	1,841

SPS Commerce, Inc. *	66,888	1,090
ValueClick, Inc. *	49,800	775
		23,174

Investment Companies – 0.4%
Hercules Technology Growth Capital, Inc.	198,937	1,695

Iron/Steel – 0.2%
Schnitzer Steel Industries, Inc., Class A	26,915	990

Leisure Time – 0.4%
Life Time Fitness, Inc. *	48,230	1,777

Machinery – Construction & Mining – 0.1%
Terex Corp. *	62,000	636

Media – 0.7%

DG FastChannel, Inc. *	92,800	1,573
Dolan (The) Co.*	202,994	1,825
		3,398

Metal Fabrication/Hardware – 0.6%

CIRCOR International, Inc.	31,900	937

Dynamic Materials Corp.	84,765	1,335
Mueller Water Products, Inc., Class A	145,300	360
		2,632

Mining – 2.0%

Globe Specialty Metals, Inc.	159,315	2,313

Great Basin Gold Ltd. *	696,675	1,178

Horsehead Holding Corp. *	270,385	2,006

Noranda Aluminum Holding Corp. *	251,000	2,096

Silver Standard Resources, Inc. *	75,350	1,383
US Antimony Corp. *	249,900	612
		9,588

Miscellaneous Manufacturing – 1.6%

A.O. Smith Corp.	51,450	1,648

Brink’s (The) Co.	140,834	3,283
Polypore International, Inc. *	46,155	2,608
		7,539

Oil & Gas – 4.1%

Berry Petroleum Co., Class A	27,600	976

Carrizo Oil & Gas, Inc. *	69,865	1,506

Cobalt International Energy, Inc. *	161,200	1,243

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Oil & Gas – 4.1% – continued

Comstock Resources, Inc. *	195,882	$3,028

Endeavour International Corp. *	59,739	477

GeoResources, Inc. *	42,500	756

Goodrich Petroleum Corp. *	238,110	2,814

Oasis Petroleum, Inc. *	59,900	1,338

Penn Virginia Corp.	160,600	894

Petroquest Energy, Inc. *	42,000	231

Quicksilver Resources, Inc. *	353,285	2,678

Resolute Energy Corp. *	115,900	1,317

Stone Energy Corp. *	127,200	2,062
Swift Energy Co. *	17,575	428
		19,748

Oil & Gas Services – 0.2%
Tesco Corp. *	63,251	734

Packaging & Containers – 1.2%

Silgan Holdings, Inc.	110,882	4,074
Temple-Inland, Inc.	56,309	1,766
		5,840

Pharmaceuticals – 2.2%

Durect Corp. *	315,473	508

Medicis Pharmaceutical Corp., Class A	75,900	2,769

Neogen Corp. *	66,426	2,306

PharMerica Corp. *	80,700	1,152

Questcor Pharmaceuticals, Inc. *	82,625	2,252
Salix Pharmaceuticals Ltd. *	56,795	1,681
		10,668

Real Estate – 0.8%
MI Developments, Inc.	142,400	3,781

Real Estate Investment Trusts – 3.9%

American Campus Communities, Inc.	35,106	1,307

Brandywine Realty Trust	158,430	1,269

CapLease, Inc.	71,700	259

CYS Investments, Inc.	212,590	2,570

Entertainment Properties Trust	43,200	1,684

Equity Lifestyle Properties, Inc.	25,532	1,601

First Potomac Realty Trust	82,890	1,034

Government Properties Income Trust	136,768	2,942

Hatteras Financial Corp.	51,400	1,293

LTC Properties, Inc.	41,400	1,048

Mack-Cali Realty Corp.	37,693	1,008

Medical Properties Trust, Inc.	118,800	1,063

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Real Estate Investment Trusts – 3.9% – continued
Starwood Property Trust, Inc.	89,400	$1,534
		18,612

Retail – 5.2%

99 Cents Only Stores *	36,800	678

AFC Enterprises, Inc. *	55,525	657

American Eagle Outfitters, Inc.	86,900	1,018

Ascena Retail Group, Inc. *	36,800	996

Bob Evans Farms, Inc.	66,325	1,892

Cabela’s, Inc. *	83,010	1,701

Casey’s General Stores, Inc.	21,200	925

Cash America International, Inc.	74,052	3,789

Cheesecake Factory (The), Inc. *	82,900	2,044

Finish Line (The), Inc., Class A	134,163	2,682

Regis Corp.	93,495	1,317

Stage Stores, Inc.	196,974	2,732

Steinway Musical Instruments, Inc. *	38,260	825

Texas Roadhouse, Inc.	73,175	967

Wendy’s (The) Co.	107,600	494
World Fuel Services Corp.	70,700	2,308
		25,025

Savings & Loans – 0.6%

Astoria Financial Corp.	124,491	957

First Financial Holdings, Inc.	50,200	201
Northwest Bancshares, Inc.	163,700	1,950
		3,108

Semiconductors – 2.2%

Cabot Microelectronics Corp. *	49,330	1,696

Cavium, Inc. *	9,500	257

Inphi Corp. *	212,004	1,859

Mellanox Technologies Ltd. *	32,325	1,009

ON Semiconductor Corp. *	193,700	1,389

Power Integrations, Inc.	57,815	1,770
Semtech Corp. *	128,055	2,702
		10,682

Shipbuilding – 0.7%
Huntington Ingalls Industries, Inc. *	138,200	3,362

Software – 6.3%

Acxiom Corp. *	84,500	899

Allscripts Healthcare Solutions, Inc. *	110,890	1,998

athenahealth, Inc. *	36,511	2,174

Blackbaud, Inc.	62,724	1,397

Bottomline Technologies, Inc. *	36,300	731

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Software – 6.3% continued

Broadridge Financial Solutions, Inc.	59,900	$1,206

CommVault Systems, Inc. *	29,150	1,080

Concur Technologies, Inc. *	67,217	2,502

Digi International, Inc. *	162,365	1,786

Ebix, Inc. *	88,699	1,304

Guidance Software, Inc. *	81,923	532

InnerWorkings, Inc. *	400,480	3,140

Pegasystems, Inc.	45,975	1,407

Progress Software Corp. *	116,100	2,038

Quality Systems, Inc.	18,775	1,821

Rosetta Stone, Inc. *	122,771	1,123

Ultimate Software Group, Inc. *	72,775	3,400
Verint Systems, Inc. *	61,146	1,608
		30,146

Storage/Warehousing – 0.5%
Mobile Mini, Inc. *	148,668	2,444

Telecommunications – 2.7%

Arris Group, Inc. *	260,700	2,685

Aruba Networks, Inc. *	44,875	938

Ciena Corp. *	71,420	800

InterDigital, Inc.	43,300	2,017

Plantronics, Inc.	97,250	2,767

Sycamore Networks, Inc.	182,620	3,296
Symmetricom, Inc. *	85,700	372
		12,875

Transportation – 3.0%

Atlas Air Worldwide Holdings, Inc. *	72,800	2,424

Bristow Group, Inc.	47,700	2,024

Celadon Group, Inc.	99,803	886

Con-way, Inc.	136,900	3,030

Echo Global Logistics, Inc. *	90,001	1,197

Forward Air Corp.	40,085	1,020

Saia, Inc. *	33,000	347

Scorpio Tankers, Inc. *	162,366	857

Teekay Tankers Ltd., Class A	85,100	391

Tidewater, Inc.	43,986	1,850
Vitran Corp., Inc. *	92,886	367
		14,393

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Trucking & Leasing – 0.3%
GATX Corp.	47,010	$1,457
Total Common Stocks
(Cost $517,453)		458,623

INVESTMENT COMPANIES – 3.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	15,990,331	15,990
Total Investment Companies
(Cost $15,990)		15,990

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT - TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.04%, 11/17/11(3)	$325	$325
Total Short-Term Investments
(Cost $325)		325

Total Investments – 99.6%
(Cost $533,768)		474,938
Other Assets less Liabilities – 0.4%		2,044
NET ASSETS –100.0%		$476,982

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $26,965,000 with net sales of approximately $10,975,000 during the six months ended September 30, 2011.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini	27	$1,732	Long	12/11	$(44)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, the industry sectors for the Multi-Manager Small Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	1.7
Energy	6.1
Financials	18.3
Health Care	14.8
Industrials	19.0
Information Technology	20.2
Materials	5.6
Telecommunication Services	0.1
Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$458,623(1)	$ –	$ –	$458,623

Investment Companies	15,990	–	–	15,990

Short-Term Investments	–	325	–	325

Total Investments	$474,613	$325	$ –	$474,938

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(44)	$ –	$ –	$(44)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 2.5%

Commercial Mortgage-Backed Securities – 0.3%

Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49	$150	$121
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.98%, 8/10/45	2,610	1,899
		2,020

Home Equity – 0.2%

Asset Backed Securities Corp., Series 2006-HE7, Class A4, 0.37%, 11/25/36	1,525	505

New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.68%, 7/15/12	375	224
Option One Mortgage Loan Trust, Series 2007-1, Class 2A2, 0.33%, 1/25/37	762	468
		1,197

Other – 0.3%

Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.68%, 1/25/36	300	177

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.10%, 5/25/35	225	178

Countrywide Asset-Backed Certificates, Series 2004-4, Class M1, 0.95%, 7/25/34	150	105

DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.11%, 3/15/16(1)	500	509

First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.38%, 7/25/36	546	384

Fremont Home Loan Trust, Series 2006-D, Class 2A3, 0.38%, 11/25/36	1,347	438
Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.88%, 12/26/34	272	202
		1,993

Whole Loan – 1.7%

Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.49%, 1/25/36	167	96

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 2.5% – continued

Whole Loan – 1.7% – continued

American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.04%, 9/25/45	$504	$390

American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.52%, 11/25/45	286	169

American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.37%, 3/25/46	336	200

Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.87%, 2/25/35	118	99

Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.44%, 5/25/35	725	409

Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.58%, 9/25/35	417	248

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 3.03%, 4/25/35	604	267

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.57%, 3/25/35	625	335

GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.89%, 6/19/35	714	603

GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 5.40%, 7/25/35	338	287

Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.59%, 3/25/35	808	615

Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.53%, 7/25/35	884	538

Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.44%, 2/25/36	443	284

Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1, 5.45%, 5/25/36	549	263

Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.73%, 1/25/36	282	161

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 2.5% – continued
Whole Loan – 1.7% – continued

Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 9/25/37	$616	$484

Lehman XS Trust, Series 2007-10H, Class 1A11, 0.35%, 7/25/37	363	144

Luminent Mortgage Trust, Series 2006-6, Class A1, 0.43%, 10/25/46	867	526

Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.61%, 3/25/35	679	421

Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.61%, 3/25/35	166	139

Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.39%, 1/25/47	995	539

MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	708	587

Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	910	643

New York Mortgage Trust, Series 2006-1, Class 2A2, 2.80%, 5/25/36	317	258

Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1, 1.04%, 9/25/46	1,011	411

Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.00%, 6/25/36	903	569

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.54%, 7/25/35	651	370

WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.84%, 9/25/46	623	443

WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 1.00%, 4/25/47	293	182

Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.20%, 8/25/46	965	436

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 2.5% – continued
Whole Loan – 1.7% – continued
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.47%, 1/25/47	$1,041	$382
		11,498
Total Asset-Backed Securities
(Cost $18,332)		16,708

CONVERTIBLE BONDS – 6.7%

Airlines – 0.3%

AirTran Holdings, Inc., 5.25%, 11/1/16	83	106

AMR Corp., 6.25%, 10/15/14	805	492
United Continental Holdings, Inc., 4.50%, 6/30/21	1,525	1,313
		1,911

Apparel – 0.0%
Iconix Brand Group, Inc., 2.50%, 6/1/16(1)	205	191

Auto Manufacturers – 0.5%
Ford Motor Co., 4.25%, 11/15/16	2,465	3,278

Auto Parts & Equipment – 0.3%

Meritor, Inc., 4.00%, 2/15/27	2,615	1,765
TRW Automotive, Inc., 3.50%, 12/1/15	107	145
		1,910

Biotechnology – 0.4%

Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	14	13

Dendreon Corp., 2.88%, 1/15/16	40	29

Gilead Sciences, Inc., 1.00%, 5/1/14	97	105

PDL BioPharma, Inc., 3.75%, 5/1/15	88	84
Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	1,990	2,298
		2,529

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.7% – continued

Building Materials – 0.0%

Cemex S.A.B. de C.V., 3.25%, 3/15/16 (1)	$47	$23

3.75%, 3/15/18 (1)	89	42
		65

Coal – 0.2%
Peabody Energy Corp., 4.75%, 12/15/41	1,060	1,108

Computers – 0.1%

Mentor Graphics Corp., 4.00%, 4/1/31 (1)	170	155
SanDisk Corp., 1.50%, 8/15/17	248	262
		417

Diversified Financial Services – 0.0%
MF Global Holdings Ltd., 3.38%, 8/1/18	8	6

Electronics – 0.0%
Hon Hai Precision Industry Co. Ltd., 0.00%, 10/12/13 (2)	100	92

Food – 0.0%

Smithfield Foods, Inc., 4.00%, 6/30/13	177	196
Tyson Foods, Inc., 3.25%, 10/15/13	95	115
		311

Healthcare – Products – 0.3%

Hologic, Inc., 2.00%, 12/15/37	2,007	1,887

2.00%, 12/15/37	115	119
Integra LifeSciences Holdings Corp., 1.63%, 12/15/16 (1)	76	68
		2,074

Home Builders – 0.0%

Lennar Corp., 2.00%, 12/1/20 (1)	105	99

2.75%, 12/15/20 (1)(3)	70	64
		163

Insurance – 0.0%
Radian Group, Inc., 3.00%, 11/15/17	58	30

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.7% – continued

Internet – 0.1%

Digital River, Inc., 2.00%, 11/1/30 (1)	$195	$168

Earthlink, Inc., 3.25%, 11/15/26	112	110

WebMD Health Corp., 2.25%, 3/31/16 (1)	32	29

2.50%, 1/31/18 (1)	91	74
		381

Iron/Steel – 0.1%
Steel Dynamics, Inc., 5.13%, 6/15/14	320	326

Lodging – 0.0%
Home Inns & Hotels Management, Inc., 2.00%, 12/15/15 (1)	37	28

Machinery – Diversified – 0.0%
Altra Holdings, Inc., 2.75%, 3/1/31 (1)	57	44

Metal Fabrication/Hardware – 0.0%
RTI International Metals, Inc., 3.00%, 12/1/15	90	90

Miscellaneous Manufacturing – 0.3%
Trinity Industries, Inc., 3.88%, 6/1/36	2,320	2,085

Oil & Gas – 0.8%

Chesapeake Energy Corp., 2.50%, 5/15/37	2,430	2,342

2.25%, 12/15/38	3,435	2,902

Hercules Offshore, Inc., 3.38%, 6/1/38	192	173

InterOil Corp., 2.75%, 11/15/15	7	6
Quicksilver Resources, Inc., 1.88%, 11/1/24	149	149
		5,572

Oil & Gas Services – 0.1%
Newpark Resources, Inc., 4.00%, 10/1/17	74	68

SESI LLC, 1.50%, 12/15/26	89	88
Subsea 7 S.A., 2.25%, 10/11/13	200	218
		374

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.7% – continued

Packaging & Containers – 0.4%
Owens-Brockway Glass Container, Inc., 3.00%, 6/1/15 (1)	$2,609	$2,348

Pharmaceuticals – 0.4%

Omnicare, Inc., 3.75%, 12/15/25	735	823

3.25%, 12/15/35	1,650	1,485

Savient Pharmaceuticals, Inc., 4.75%, 2/1/18	134	96
Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	165	171
		2,575

Semiconductors – 1.3%

Intel Corp., 2.95%, 12/15/35	5,575	5,707

3.25%, 8/1/39	130	154

Micron Technology, Inc., 1.88%, 6/1/14	945	884

1.50%, 8/1/31 (1)(3)	38	29

1.88%, 8/1/31 (1)(3)	1,755	1,343

Novellus Systems, Inc., 2.63%, 5/15/41 (1)	35	30

ON Semiconductor Corp., (0.89)%, 4/15/24 (2)	95	96

2.63%, 12/15/26	182	193
Xilinx, Inc., 3.13%, 3/15/37	140	142
		8,578

Software – 0.0%
Callidus Software, Inc., 4.75%, 6/1/16 (1)	64	57

Telecommunications – 1.1%

Alcatel-Lucent, 5.00%, 1/1/15 (4)	4,845	207

Alcatel-Lucent USA, Inc., 2.88%, 6/15/23	310	262

2.88%, 6/15/25	1,000	925

Ciena Corp., 4.00%, 3/15/15 (1)	315	301

0.88%, 6/15/17	5,845	4,282

3.75%, 10/15/18 (1)	45	40

Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 (1)	320	162

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 6.7% – continued

Telecommunications – 1.1% – continued

Comtech Telecommunications Corp., 3.00%, 5/1/29	$73	$76

Ixia, 3.00%, 12/15/15 (1)	232	206

Level 3 Communications, Inc., 7.00%, 3/15/15	485	583
Portugal Telecom International Finance B.V., 4.13%, 8/28/14 (4)	150	168
		7,212

Transportation – 0.0%
Ultrapetrol Bahamas Ltd., 7.25%, 1/15/17 (1)	20	15

Trucking & Leasing – 0.0%
Greenbrier Cos., Inc., 3.50%, 4/1/18 (1)	184	132
Total Convertible Bonds
(Cost $44,912)		43,902

CORPORATE BONDS – 68.2%

Advertising – 0.3%

Lamar Media Corp., 6.63%, 8/15/15	525	516

7.88%, 4/15/18	900	900
Visant Corp., 10.00%, 10/1/17	895	828
		2,244

Aerospace/Defense – 0.5%

BE Aerospace, Inc., 8.50%, 7/1/18	550	588

L-3 Communications Corp., 6.38%, 10/15/15	170	173

Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (1)(3)	300	288

TransDigm, Inc., 7.75%, 12/15/18	1,350	1,374
Triumph Group, Inc., 8.63%, 7/15/18	625	666
		3,089

Airlines – 0.9%

Continental Airlines, Inc., 6.75%, 9/15/15 (1)	1,440	1,382

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Airlines – 0.9% – continued

Continental Airlines, Series 1998-1, Class B, Pass Through Trust, 6.75%, 3/15/17	$17	$16

Continental Airlines, Series 1999-1, Class B, Pass Through Trust, 6.80%, 8/2/18	1,090	1,041

Continental Airlines, Series 1999-2, Class B, Pass Through Trust, 7.57%, 3/15/20	158	153

Continental Airlines, Series 2000-1, Class A-1, Pass Through Trust, 8.05%, 11/1/20	236	246

Continental Airlines, Series 2001-1, Class A-1, Pass Through Trust, 6.70%, 6/15/21	145	148

Continental Airlines, Series 2007-1, Class B, Pass Through Trust, 6.90%, 4/19/22	112	104

Delta Air Lines, Inc., 9.50%, 9/15/14 (1)	1,160	1,195

UAL, Series 2009-1, Pass Through Trust, 10.40%, 11/1/16	282	304

UAL, Series 2009-2A, Pass Through Trust, 9.75%, 1/15/17	502	550
United Air Lines, Inc., 9.88%, 8/1/13 (1)	510	523
		5,662

Apparel – 0.7%

Jones Group (The), Inc., 6.13%, 11/15/34	3,485	2,457

Levi Strauss & Co., 8.88%, 4/1/16	650	656

7.63%, 5/15/20	450	419
Quiksilver, Inc., 6.88%, 4/15/15	1,100	979
		4,511

Auto Manufacturers – 0.7%

Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (1)	2,205	1,720

8.25%, 6/15/21 (1)	545	420

Ford Motor Co., 9.98%, 2/15/47	255	318

Navistar International Corp., 8.25%, 11/1/21	1,265	1,298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Auto Manufacturers – 0.7% – continued
Oshkosh Corp., 8.25%, 3/1/17	$535	$519
		4,275

Auto Parts & Equipment – 0.6%

Allison Transmission, Inc., 7.13%, 5/15/19 (1)	200	181

Goodyear Tire & Rubber (The) Co., 8.25%, 8/15/20	1,210	1,231

7.00%, 3/15/28	80	72

Meritor, Inc., 8.13%, 9/15/15	520	460

Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 (1)	697	715

Tenneco, Inc., 7.75%, 8/15/18	250	251

TRW Automotive, Inc., 8.88%, 12/1/17 (1)	50	53
UCI International, Inc., 8.63%, 2/15/19	1,050	973
		3,936

Banks – 2.4%

Ally Financial, Inc., 8.30%, 2/12/15	1,725	1,706

6.25%, 12/1/17	1,215	1,058

8.00%, 12/31/18	680	619

8.00%, 3/15/20	1,810	1,675

7.50%, 9/15/20	1,295	1,172

8.00%, 11/1/31	1,695	1,487

CIT Group, Inc., 7.00%, 5/2/16 (1)	3,010	2,920

7.00%, 5/1/17	2,540	2,464

7.00%, 5/2/17 (1)	675	655

6.63%, 4/1/18 (1)	1,490	1,482

Provident Funding Associates L.P./PFG Finance Corp., 10.25%, 4/15/17 (1)	315	307

10.13%, 2/15/19 (1)	400	346
		15,891

Beverages – 0.2%

Constellation Brands, Inc., 7.25%, 9/1/16	265	278

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Beverages – 0.2% – continued
Cott Beverages, Inc., 8.38%, 11/15/17	$700	$714
		992

Building Materials – 0.7%

Masco Corp., 6.13%, 10/3/16	340	332

6.50%, 8/15/32	200	177

Ply Gem Industries, Inc., 8.25%, 2/15/18	735	599

USG Corp., 9.75%, 8/1/14 (1)(3)	665	632

6.30%, 11/15/16	2,892	2,118

9.75%, 1/15/18	280	225

8.38%, 10/15/18 (1)(3)	670	559
		4,642

Chemicals – 1.3%

Ashland, Inc., 6.50%, 6/30/29	855	633

CF Industries, Inc., 6.88%, 5/1/18	800	893

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18	910	751

9.00%, 11/15/20	685	502

Huntsman International LLC, 8.63%, 3/15/20	180	175

8.63%, 3/15/21	335	321

Lyondell Chemical Co., 8.00%, 11/1/17 (1)(3)	815	878

MacDermid, Inc., 9.50%, 4/15/17 (1)	1,100	1,018

Momentive Performance Materials, Inc., 11.50%, 12/1/16	300	252

9.00%, 1/15/21	2,780	1,904

Nalco Co., 8.25%, 5/15/17	205	223

NewMarket Corp., 7.13%, 12/15/16	300	309
Reichhold Industries, Inc., 9.00%, 8/15/14 (1)(3)	895	671
		8,530

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Coal – 0.9%

Arch Coal, Inc., 8.75%, 8/1/16	$885	$938

7.00%, 6/15/19 (1)	325	309

7.25%, 6/15/21 (1)	750	722

Arch Western Finance LLC, 6.75%, 7/1/13	245	244

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	670	697

Consol Energy, Inc., 8.00%, 4/1/17	450	470

8.25%, 4/1/20	450	474

Drummond Co., Inc., 7.38%, 2/15/16	325	329

Peabody Energy Corp., 7.38%, 11/1/16	445	489

6.50%, 9/15/20	320	336
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	975	926
		5,934

Commercial Services – 4.1%

ARAMARK Corp., 8.50%, 2/1/15	1,225	1,240

ARAMARK Holdings Corp., 8.63%, 5/1/16 (1)	1,080	1,064

Brickman Group Holdings, Inc., 9.13%, 11/1/18 (1)	700	609

CDRT Merger Sub, Inc., 8.13%, 6/1/19 (1)	3,675	3,399

Cenveo Corp., 7.88%, 12/1/13	1,634	1,144

10.50%, 8/15/16 (1)	275	220

8.88%, 2/1/18	500	394

Ceridian Corp., 11.25%, 11/15/15	1,980	1,634

12.25%, 11/15/15	190	153

Geo Group (The), Inc., 7.75%, 10/15/17	650	671

Interactive Data Corp., 10.25%, 8/1/18	900	972

Iron Mountain, Inc., 6.63%, 1/1/16	950	945

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Commercial Services – 4.1% – continued

8.75%, 7/15/18	$800	$816

7.75%, 10/1/19	1,005	997

8.38%, 8/15/21	807	823

Knowledge Learning Corp., 7.75%, 2/1/15 (1)	460	437

Lender Processing Services, Inc., 8.13%, 7/1/16	925	870

PHH Corp., 9.25%, 3/1/16	450	462

R.R. Donnelley & Sons Co., 7.25%, 5/15/18	2,555	2,309

7.63%, 6/15/20	295	262

RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	1,765	1,756

8.25%, 2/1/21	305	264

Service Corp. International, 6.75%, 4/1/15	345	359

7.63%, 10/1/18	85	90

ServiceMaster (The) Co., 10.75%, 7/15/15 (1)	675	682

7.45%, 8/15/27	1,605	1,188

TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18	875	952

United Rentals North America, Inc., 10.88%, 6/15/16	955	1,031

8.38%, 9/15/20	1,025	940
		26,683

Computers – 0.3%

iGate Corp., 9.00%, 5/1/16 (1)	1,040	967

SunGard Data Systems, Inc., 7.38%, 11/15/18	880	818

7.63%, 11/15/20	475	442
		2,227

Cosmetics/Personal Care – 0.1%
Elizabeth Arden, Inc., 7.38%, 3/15/21	385	385

Distribution/Wholesale – 0.1%
Baker & Taylor, Inc., 11.50%, 7/1/13 (1)	675	510

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Diversified Financial Services – 4.8%

Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 (1)	$725	$716

7.25%, 10/15/21(1)	1,070	1,038

E*Trade Financial Corp., 12.50%, 11/30/17	754	850

Ford Motor Credit Co. LLC, 6.63%, 8/15/17	1,135	1,182

8.13%, 1/15/20	4,410	5,003

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	2,165	2,162

8.00%, 1/15/18	675	672

International Lease Finance Corp., 8.63%, 9/15/15	2,665	2,645

8.75%, 3/15/17	2,340	2,352

8.88%, 9/1/17	1,210	1,216

7.13%, 9/1/18 (1)	800	803

6.25%, 5/15/19	725	630

8.25%, 12/15/20	1,350	1,323

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	1,075	1,067

10.63%, 4/1/17	300	301

8.25%, 9/1/17 (1)	500	488

Residential Capital LLC, 9.63%, 5/15/15	2,790	2,162

SLM Corp., 5.00%, 10/1/13	1,585	1,552

5.00%, 6/15/18	45	40

8.45%, 6/15/18	405	421

Springleaf Finance Corp., 5.90%, 9/15/12	300	276

3.25%, 1/16/13 (4)	550	664

5.85%, 6/1/13	1,425	1,218

5.40%, 12/1/15	450	328

5.75%, 9/15/16	715	522

6.50%, 9/15/17	300	214

6.90%, 12/15/17	2,635	1,897
		31,742

Electric – 4.3%

AES (The) Corp., 9.75%, 4/15/16	1,025	1,102

8.00%, 10/15/17	1,220	1,226

8.00%, 6/1/20	2,285	2,285

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Electric – 4.3% – continued

7.38%, 7/1/21 (1)	$725	$685

Calpine Corp., 7.25%, 10/15/17 (1)(3)	815	786

7.88%, 7/31/20 (1)	2,070	1,998

7.50%, 2/15/21 (1)	3,420	3,266

CMS Energy Corp., 6.55%, 7/17/17	220	234

5.05%, 2/15/18	965	953

Dynegy Holdings LLC, 8.38%, 5/1/16	1,100	666

7.75%, 6/1/19	2,310	1,398

Edison Mission Energy, 7.75%, 6/15/16	641	429

7.00%, 5/15/17	760	452

7.20%, 5/15/19	2,130	1,214

7.63%, 5/15/27	2,570	1,414

GenOn Energy, Inc., 7.63%, 6/15/14	160	156

9.50%, 10/15/18	725	682

9.88%, 10/15/20	950	888

Ipalco Enterprises, Inc., 7.25%, 4/1/16 (1)	475	488

NRG Energy, Inc., 7.63%, 1/15/18 (1)	2,555	2,376

7.63%, 5/15/19 (1)	375	341

8.50%, 6/15/19	1,500	1,448

8.25%, 9/1/20	1,260	1,191

7.88%, 5/15/21 (1)	2,050	1,876
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20 (1)(3)	1,095	876
		28,430

Engineering & Construction – 0.1%
American Residential Services LLC, 12.00%, 4/15/15 (1)	725	738

Entertainment – 2.0%

AMC Entertainment, Inc., 8.00%, 3/1/14	275	265

8.75%, 6/1/19	750	737

9.75%, 12/1/20	1,175	1,063

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 8/1/18	575	594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Entertainment – 2.0% – continued

Cinemark USA, Inc., 8.63%, 6/15/19	$600	$618

7.38%, 6/15/21	835	789

FireKeepers Development Authority, 13.88%, 5/1/15 (1)	1,030	1,164

Isle of Capri Casinos, Inc., 7.00%, 3/1/14	1,050	954

7.75%, 3/15/19	650	593

Jacobs Entertainment, Inc., 9.75%, 6/15/14	150	147

Penn National Gaming, Inc., 8.75%, 8/15/19	175	186

Pinnacle Entertainment, Inc., 7.50%, 6/15/15	725	698

8.63%, 8/1/17	600	604

8.75%, 5/15/20	750	699

Regal Cinemas Corp., 8.63%, 7/15/19	675	687

Regal Entertainment Group, 9.13%, 8/15/18	1,025	1,015

WMG Acquisition Corp., 9.50%, 6/15/16	2,005	2,030

9.50%, 6/15/16 (1)	55	56
		12,899
Environmental Control – 0.1%
Clean Harbors, Inc., 7.63%, 8/15/16	744	776

Food – 1.0%

Dean Foods Co., 7.00%, 6/1/16	1,730	1,631

9.75%, 12/15/18	1,385	1,402

Del Monte Foods Co., 7.63%, 2/15/19 (1)	3,110	2,628

Dole Food Co., Inc., 8.00%, 10/1/16 (1)	325	332
Michael Foods, Inc., 9.75%, 7/15/18	625	645
		6,638

Forest Products & Paper – 0.7%

Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 4/1/20	725	735

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Forest Products & Paper – 0.7% – continued

Georgia-Pacific LLC, 7.25%, 6/1/28	$140	$156

7.75%, 11/15/29	245	283

8.88%, 5/15/31	240	300

Mercer International, Inc., 9.50%, 12/1/17	975	958

NewPage Corp., 11.38%, 12/31/14 (5)	570	423

Verso Paper Holdings LLC/Verso Paper, Inc., 11.38%, 8/1/16	835	605

8.75%, 2/1/19	325	224

Westvaco Corp., 8.20%, 1/15/30	400	454
Xerium Technologies, Inc., 8.88%, 6/15/18 (1)	755	719
		4,857

Gas – 0.1%

Sabine Pass LNG L.P., 7.25%, 11/30/13	750	726

7.50%, 11/30/16	125	115
		841

Healthcare - Products – 0.3%

Biomet, Inc., 10.38%, 10/15/17	705	723

11.63%, 10/15/17	975	1,011
		1,734

Healthcare - Services – 4.3%

American Renal Holdings Co., Inc., 8.38%, 5/15/18	1,025	1,030

CHS/Community Health Systems, Inc., 8.88%, 7/15/15	2,100	2,063

Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (1)	1,715	1,741

Gentiva Health Services, Inc., 11.50%, 9/1/18	365	290

HCA Holdings, Inc., 7.75%, 5/15/21 (1)	1,115	1,045

HCA, Inc., 7.19%, 11/15/15	1,015	985

8.00%, 10/1/18	485	474

6.50%, 2/15/20	1,485	1,452

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Healthcare – Services – 4.3% – continued

7.50%, 2/15/22	$2,900	$2,675

7.50%, 12/15/23	260	234

8.36%, 4/15/24	680	651

7.69%, 6/15/25	1,110	999

7.58%, 9/15/25	225	201

7.05%, 12/1/27	65	54

7.50%, 11/6/33	3,465	2,954

7.75%, 7/15/36	420	363

Healthsouth Corp., 8.13%, 2/15/20	650	609

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19 (1)	1,175	952

Kindred Healthcare, Inc., 8.25%, 6/1/19 (1)	975	745

Radiation Therapy Services, Inc., 9.88%, 4/15/17	1,050	895

Surgical Care Affiliates, Inc., 8.88%, 7/15/15 (1)	150	144

10.00%, 7/15/17 (1)	900	855

Tenet Healthcare Corp., 8.88%, 7/1/19	1,340	1,417

6.88%, 11/15/31	1,320	1,003

United Surgical Partners International, Inc., 9.25%, 5/1/17	675	675

Universal Health Services, Inc., 7.13%, 6/30/16	505	529

7.00%, 10/1/18	950	928

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	2,275	2,087
Vanguard Health Systems, Inc., 12.08%, 2/1/16 (2)	1	1
		28,051

Holding Companies – Diversified – 0.1%

Atlantic Broadband Finance LLC, 9.38%, 1/15/14	175	173
Express LLC/Express Finance Corp., 8.75%, 3/1/18	675	709
		882

Home Builders – 1.1%

Beazer Homes USA, Inc., 9.13%, 6/15/18	340	225

9.13%, 5/15/19	695	441

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Home Builders – 1.1% – continued

K Hovnanian Enterprises, Inc., 10.63%, 10/15/16	$680	$510

KB Home, 7.25%, 6/15/18	2,835	2,225

Lennar Corp., 5.50%, 9/1/14 (1)(3)	1,100	1,034

6.95%, 6/1/18	15	13

Pulte Group, Inc., 7.88%, 6/15/32	2,015	1,612

6.38%, 5/15/33	390	288

6.00%, 2/15/35	290	209

Shea Homes L.P./Shea Homes Funding Corp., 8.63%, 5/15/19 (1)	480	394

Standard Pacific Corp., 8.38%, 5/15/18	295	251

8.38%, 1/15/21	350	288
		7,490

Home Furnishings – 0.1%
Norcraft Cos. L.P./Norcraft Finance Corp., 10.50%, 12/15/15	950	867

Household Products/Wares – 1.0%

Armored Autogroup, Inc., 9.25%, 11/1/18 (1)	450	361

Jarden Corp., 7.50%, 1/15/20	750	759

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.75%, 10/15/16 (1)	900	902

9.00%, 5/15/18 (1)	400	338

7.13%, 4/15/19 (1)	185	172

9.00%, 4/15/19 (1)	1,550	1,318

7.88%, 8/15/19 (1)	1,845	1,780

6.88%, 2/15/21 (1)	520	468

8.25%, 2/15/21 (1)	900	711
		6,809

Housewares – 0.1%
American Standard Americas, 10.75%, 1/15/16 (1)	385	293

Insurance – 0.2%

American International Group, Inc., 8.18%, 5/15/58	1,240	1,094

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Insurance – 0.2% – continued
CNO Financial Group, Inc., 9.00%, 1/15/18 (1)	$475	$492
		1,586

Internet – 0.2%
GXS Worldwide, Inc., 9.75%, 6/15/15	1,075	1,032

Investment Companies – 0.1%
Fox Acquisition Sub LLC, 13.38%, 7/15/16 (1)	825	866

Iron/Steel – 0.5%

AK Steel Corp., 7.63%, 5/15/20	430	377

JMC Steel Group, 8.25%, 3/15/18 (1)	775	728
United States Steel Corp., 6.65%, 6/1/37	2,550	1,964
		3,069

Lodging – 2.6%

Boyd Gaming Corp., 9.13%, 12/1/18 (1)	1,140	938

Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	575	390

10.00%, 12/15/18	4,525	2,692

CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 1/15/16 (1)(3)	1,230	1,156

10.75%, 1/15/17 (1)	803	728

MGM Resorts International, 13.00%, 11/15/13	635	724

5.88%, 2/27/14	2,065	1,884

6.63%, 7/15/15	15	13

6.88%, 4/1/16	675	574

7.50%, 6/1/16	2,025	1,757

10.00%, 11/1/16 (1)	450	454

7.63%, 1/15/17	1,505	1,291

9.00%, 3/15/20	825	857

San Pasqual Casino, 8.00%, 9/15/13 (1)	620	606

Sheraton Holding Corp., 7.38%, 11/15/15	640	690

Starwood Hotels & Resorts Worldwide, Inc., 7.88%, 10/15/14	255	275

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Lodging – 2.6% – continued

6.75%, 5/15/18	$645	$692
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, 11/1/17	1,400	1,466
		17,187

Machinery – Construction & Mining – 0.1%
Terex Corp., 8.00%, 11/15/17	530	469

Machinery – Diversified – 0.7%

Case New Holland, Inc., 7.88%, 12/1/17	2,840	3,025

Manitowoc (The) Co., Inc., 9.50%, 2/15/18	650	635

8.50%, 11/1/20	865	783
		4,443

Media – 4.8%

AMC Networks, Inc., 7.75%, 7/15/21 (1)	725	743

Cablevision Systems Corp., 8.63%, 9/15/17	250	260

7.75%, 4/15/18	825	833

CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	1,835	1,835

7.88%, 4/30/18	225	229

7.00%, 1/15/19	2,240	2,173

8.13%, 4/30/20	250	260

6.50%, 4/30/21	810	766

Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (1)	590	378

Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17 (1)	2,340	2,317

Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 (1)(3)	270	274

Clear Channel Communications, Inc., 5.75%, 1/15/13	1,010	899

5.50%, 9/15/14	690	390

10.75%, 8/1/16	2,140	1,209

Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	475	486

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Media – 4.8% – continued

CSC Holdings LLC, 8.50%, 4/15/14	$420	$453

8.50%, 6/15/15	635	668

7.63%, 7/15/18	565	590

8.63%, 2/15/19	850	933

Cumulus Media, Inc., 7.75%, 5/1/19 (1)	325	274

DISH DBS Corp., 7.13%, 2/1/16	1,050	1,063

7.88%, 9/1/19	1,500	1,530

6.75%, 6/1/21 (1)	510	487

Entravision Communications Corp., 8.75%, 8/1/17	1,305	1,224

Gannett Co., Inc., 9.38%, 11/15/17	1,295	1,392

7.13%, 9/1/18	1,820	1,743

McClatchy (The) Co., 11.50%, 2/15/17	1,320	1,145

Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	175	174

Mediacom LLC/Mediacom Capital Corp., 9.13%, 8/15/19	175	174

Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	200	204

Radio One, Inc., 15.00%, 5/24/16	662	592

Sinclair Television Group, Inc., 9.25%, 11/1/17 (1)	350	368

8.38%, 10/15/18	1,175	1,157

Sirius XM Radio, Inc., 8.75%, 4/1/15 (1)	465	503

Univision Communications, Inc., 6.88%, 5/15/19 (1)	1,020	908

7.88%, 11/1/20 (1)	625	586

8.50%, 5/15/21 (1)	1,020	796

XM Satellite Radio, Inc., 13.00%, 8/1/13 (1)	470	526

7.63%, 11/1/18 (1)	1,220	1,232
		31,774

Metal Fabricate/Hardware – 0.2%

Atkore International, Inc., 9.88%, 1/1/18 (1)	1,390	1,258

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Metal Fabricate/Hardware – 0.2% – continued
Mueller Water Products, Inc., 7.38%, 6/1/17	$200	$156
		1,414

Miscellaneous Manufacturing – 0.5%

Griffon Corp., 7.13%, 4/1/18	950	838

Koppers, Inc., 7.88%, 12/1/19	730	758

Park-Ohio Industries, Inc., 8.13%, 4/1/21	375	351
RBS Global, Inc./Rexnord LLC, 8.50%, 5/1/18	1,550	1,484
		3,431

Office Furnishings – 0.1%
Interface, Inc., 7.63%, 12/1/18	825	825

Oil & Gas – 4.7%

ATP Oil & Gas Corp., 11.88%, 5/1/15	1,750	1,218

Bill Barrett Corp., 7.63%, 10/1/19	1,905	1,872

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.38%, 5/1/19 (1)	555	516

9.38%, 5/1/19 (1)	535	492

Chesapeake Energy Corp., 9.50%, 2/15/15	960	1,082

6.88%, 8/15/18	195	201

6.63%, 8/15/20	630	649

6.13%, 2/15/21	1,585	1,597

Cimarex Energy Co., 7.13%, 5/1/17	710	717

Concho Resources, Inc., 7.00%, 1/15/21	1,050	1,045

Denbury Resources, Inc., 8.25%, 2/15/20	240	252

EXCO Resources, Inc., 7.50%, 9/15/18	1,455	1,280

Forest Oil Corp., 8.50%, 2/15/14	575	608

Hercules Offshore, Inc., 10.50%, 10/15/17 (1)	1,074	1,015

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Oil & Gas – 4.7% – continued

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 (1)	$250	$230

8.63%, 4/15/20	675	695

7.75%, 2/1/21	2,430	2,430

Newfield Exploration Co., 5.75%, 1/30/22	1,065	1,053

NFR Energy LLC/NFR Energy Finance Corp., 9.75%, 2/15/17 (1)	550	484

9.75%, 2/15/17 (1)	175	154

Oasis Petroleum, Inc., 7.25%, 2/1/19 (1)	1,025	994

Parker Drilling Co., 9.13%, 4/1/18	1,015	1,025

Penn Virginia Corp., 10.38%, 6/15/16	350	367

Pioneer Drilling Co., 9.88%, 3/15/18	480	502

Pioneer Natural Resources Co., 5.88%, 7/15/16	670	708

7.20%, 1/15/28	1,005	1,075

Plains Exploration & Production Co., 7.63%, 6/1/18	410	420

8.63%, 10/15/19	705	758

7.63%, 4/1/20	625	642

6.63%, 5/1/21	655	643

Quicksilver Resources, Inc., 11.75%, 1/1/16	940	1,015

Range Resources Corp., 5.75%, 6/1/21	240	249

SandRidge Energy, Inc., 8.00%, 6/1/18 (1)	2,670	2,510

8.75%, 1/15/20	250	245

7.50%, 3/15/21 (1)	2,055	1,891
Venoco, Inc., 8.88%, 2/15/19	725	623
		31,257

Oil & Gas Services – 0.6%

Basic Energy Services, Inc., 7.13%, 4/15/16	950	903

7.75%, 2/15/19 (1)	500	475

Complete Production Services, Inc., 8.00%, 12/15/16	800	800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Oil & Gas Services – 0.6% – continued

Exterran Holdings, Inc., 7.25%, 12/1/18 (1)	$415	$398

Hornbeck Offshore Services, Inc., 8.00%, 9/1/17	650	647
SESI LLC, 6.38%, 5/1/19 (1)	939	906
		4,129

Packaging & Containers – 1.9%

Ball Corp., 7.13%, 9/1/16	500	525

6.63%, 3/15/18	665	668

7.38%, 9/1/19	570	601

Berry Plastics Corp., 9.50%, 5/15/18	1,735	1,475

9.75%, 1/15/21	1,240	1,054

BWAY Holding Co., 10.00%, 6/15/18	1,025	1,076

Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17	995	1,052

Graphic Packaging International, Inc., 9.50%, 6/15/17	1,275	1,364

Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	665	692

Owens-Illinois, Inc., 7.80%, 5/15/18	980	1,004

Pregis Corp., 12.38%, 10/15/13	560	510

Sealed Air Corp., 8.13%, 9/15/19 (1)(3)(6)	275	278

8.38%, 9/15/21 (1)(3)(6)	1,965	1,985
Solo Cup Co., 8.50%, 2/15/14	600	522
		12,806

Pharmaceuticals – 1.4%

Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (1)	445	447

Mylan, Inc., 7.63%, 7/15/17 (1)	150	156

7.88%, 7/15/20 (1)	820	857

NBTY, Inc., 9.00%, 10/1/18	1,020	1,044

Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	1,415	1,316

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Pharmaceuticals – 1.4% – continued

6.75%, 10/1/17 (1)	$870	$801

6.88%, 12/1/18 (1)	835	756

7.00%, 10/1/20 (1)	825	730

6.75%, 8/15/21 (1)	1,930	1,672

7.25%, 7/15/22 (1)	1,780	1,562
		9,341

Pipelines – 1.9%

Atlas Pipeline Partners L.P., 8.75%, 6/15/18	900	918

Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/1/21	525	513

Crosstex Energy L.P./Crosstex Energy Finance Corp., 8.88%, 2/15/18	825	846

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., 8.38%, 6/1/19 (1)	1,050	1,008

El Paso Corp., 7.00%, 6/15/17	955	1,070

7.80%, 8/1/31	1,315	1,528

7.75%, 1/15/32	1,140	1,320

Energy Transfer Equity L.P., 7.50%, 10/15/20	1,230	1,264

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(3)	360	356

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 8.75%, 4/15/18	870	926

Regency Energy Partners L.P./Regency Energy Finance Corp., 9.38%, 6/1/16	700	758

6.88%, 12/1/18	1,400	1,442

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 8.25%, 7/1/16	320	333

7.88%, 10/15/18	200	202

6.88%, 2/1/21 (1)	175	168
		12,652

Real Estate – 0.5%

CB Richard Ellis Services, Inc., 11.63%, 6/15/17	525	592

Colonial Realty L.P., 6.25%, 6/15/14	250	265

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Real Estate – 0.5% – continued

6.05%, 9/1/16	$2,200	$2,286
		3,143

Real Estate Investment Trusts – 0.4%

Felcor Lodging L.P., 10.00%, 10/1/14	538	560

Host Hotels & Resorts L.P., 6.88%, 11/1/14	600	592

6.75%, 6/1/16	580	580
Omega Healthcare Investors, Inc., 6.75%, 10/15/22	895	854
		2,586

Retail – 3.2%

Bon-Ton Department Stores (The), Inc., 10.25%, 3/15/14	640	512

Claire’s Stores, Inc., 9.25%, 6/1/15	375	289

9.63%, 6/1/15	421	352

8.88%, 3/15/19	650	468

Dillard’s, Inc., 7.88%, 1/1/23	330	325

7.75%, 7/15/26	495	470

7.75%, 5/15/27	465	430

DineEquity, Inc., 9.50%, 10/30/18	175	174

Ferrellgas L.P./Ferrellgas Finance Corp., 9.13%, 10/1/17	1,295	1,308

Inergy L.P./Inergy Finance Corp., 8.75%, 3/1/15	240	245

7.00%, 10/1/18	1,320	1,241

6.88%, 8/1/21	825	751

J.C. Penney Co., Inc., 5.65%, 6/1/20	540	506

J.C. Penney Corp., Inc., 6.38%, 10/15/36	598	502

7.40%, 4/1/37	450	416

Limited Brands, Inc., 6.63%, 4/1/21	575	579

7.60%, 7/15/37	1,050	1,008

Macy’s Retail Holdings, Inc., 7.88%, 8/15/36	250	273

Michaels Stores, Inc., 11.38%, 11/1/16	800	810

7.75%, 11/1/18	250	234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Retail – 3.2% – continued

New Albertsons, Inc., 7.45%, 8/1/29	$2,890	$2,167

8.70%, 5/1/30	575	490

8.00%, 5/1/31	1,425	1,126

PVH Corp., 7.75%, 11/15/23	290	306

RadioShack Corp., 6.75%, 5/15/19 (1)	500	467

Rite Aid Corp., 8.63%, 3/1/15	550	488

Sbarro, Inc., 10.38%, 2/1/15 (5)	200	17

Sears Holdings Corp., 6.63%, 10/15/18	790	652

Toys R US - Delaware, Inc., 7.38%, 9/1/16 (1)	250	239

Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,385	2,522
Toys R US, Inc., 7.38%, 10/15/18	1,910	1,624
		20,991

Semiconductors – 0.5%

Advanced Micro Devices, Inc., 7.75%, 8/1/20	200	196

Amkor Technology, Inc., 7.38%, 5/1/18	1,000	965

Freescale Semiconductor, Inc., 9.25%, 4/15/18 (1)	825	847

8.05%, 2/1/20	550	498
MEMC Electronic Materials, Inc., 7.75%, 4/1/19 (1)	795	680
		3,186

Shipbuilding – 0.1%

Huntington Ingalls Industries, Inc., 6.88%, 3/15/18 (1)	235	218

7.13%, 3/15/21 (1)	475	441
		659

Software – 1.0%

Fidelity National Information Services, Inc., 7.63%, 7/15/17	750	780

7.88%, 7/15/20	600	624

First Data Corp., 11.25%, 3/31/16	790	533

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Software – 1.0% – continued

8.25%, 1/15/21 (1)	$2,380	$1,880

12.63%, 1/15/21 (1)	1,150	933

Lawson Software, Inc., 11.50%, 7/15/18 (1)	1,055	939
SSI Investments II/SSI Co-Issuer LLC, 11.13%, 6/1/18	950	945
		6,634

Storage/Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18	900	891

Telecommunications – 7.9%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	42

6.45%, 3/15/29	3,360	2,789

Buccaneer Merger Sub, Inc., 9.13%, 1/15/19 (1)	310	304

9.13%, 1/15/19 (1)	760	745

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(3)	890	948

CenturyLink, Inc., 6.45%, 6/15/21	245	227

Cincinnati Bell Telephone Co. LLC, 6.30%, 12/1/28	50	41

Cincinnati Bell, Inc., 8.25%, 10/15/17	890	863

8.75%, 3/15/18	1,540	1,367

Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (1)	115	97

12.00%, 12/1/17 (1)	525	316

CommScope, Inc., 8.25%, 1/15/19 (1)	1,550	1,511

CPI International, Inc., 8.00%, 2/15/18	1,025	923

Cricket Communications, Inc., 7.75%, 5/15/16	1,655	1,661

7.75%, 10/15/20	445	387

Crown Castle International Corp., 9.00%, 1/15/15	1,150	1,219

7.13%, 11/1/19	775	798

EH Holding Corp., 6.50%, 6/15/19 (1)	325	313

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued

Telecommunications – 7.9% – continued

7.63%, 6/15/21 (1)	$200	$193

Frontier Communications Corp., 7.88%, 1/15/27	1,830	1,583

9.00%, 8/15/31	4,740	4,279

7.45%, 7/1/35	10	8

GCI, Inc., 8.63%, 11/15/19	1,405	1,465

Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (1)	1,440	1,274

ITC Deltacom, Inc., 10.50%, 4/1/16	850	867

Level 3 Escrow, Inc., 8.13%, 7/1/19 (1)	1,745	1,542

Level 3 Financing, Inc., 9.25%, 11/1/14	958	946

8.75%, 2/15/17	800	737

10.00%, 2/1/18	1,100	1,056

9.38%, 4/1/19 (1)	260	242

Nextel Communications, Inc., 7.38%, 8/1/15	925	876

NII Capital Corp., 7.63%, 4/1/21	740	734

PAETEC Holding Corp., 8.88%, 6/30/17	460	483

9.88%, 12/1/18	190	199

Qwest Capital Funding, Inc., 7.63%, 8/3/21	260	269

6.88%, 7/15/28	650	562

Qwest Communications International, Inc., 7.13%, 4/1/18	635	622

Qwest Corp., 7.50%, 10/1/14	1,285	1,388

6.75%, 12/1/21	940	919

7.50%, 6/15/23	215	212

7.20%, 11/10/26	550	523

6.88%, 9/15/33	2,490	2,353

7.13%, 11/15/43	1,150	1,116

Sprint Capital Corp., 6.88%, 11/15/28	4,325	3,233

8.75%, 3/15/32	2,600	2,259

Sprint Nextel Corp., 6.00%, 12/1/16	2,065	1,776

West Corp., 8.63%, 10/1/18	1,095	1,065

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 68.2% – continued
Telecommunications – 7.9% – continued

7.88%, 1/15/19	$310	$291

Windstream Corp., 8.13%, 8/1/13	295	310

7.88%, 11/1/17	1,150	1,164

7.75%, 10/15/20	240	234

7.75%, 10/1/21	2,445	2,359

7.50%, 4/1/23	474	442
		52,132

Transportation – 0.1%
PHI, Inc., 8.63%, 10/15/18	600	591
Total Corporate Bonds
(Cost $479,652)		449,652

FOREIGN ISSUER BONDS – 13.3%

Banks – 2.0%

Barclays Bank PLC, 3.68%, 8/20/15 (7)	2,790,000	2,378

Export-Import Bank of Korea, 6.60%, 11/4/13 (1)(8)	62,300,000	6,732

4.00%, 11/26/15 (1)(9)	151,800	3,290
Societe Generale S.A., 5.20%, 4/15/21 (1)	1,000	868
		13,268

Building Materials – 0.3%

Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (1)	999	649

Masonite International Corp., 8.25%, 4/15/21 (1)(3)	1,230	1,110
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20 (1)	115	109
		1,868

Chemicals – 0.3%

Ineos Group Holdings PLC, 7.88%, 2/15/16 (4)	100	92

8.50%, 2/15/16 (1)	1,315	973
Nova Chemicals Corp., 8.38%, 11/1/16	750	787
		1,852

Commercial Services – 0.3%

DP World Ltd., 6.85%, 7/2/37 (1)	2,400	2,184

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.3% – continued
Computers – 0.1%
Seagate HDD Cayman, 7.00%, 11/1/21 (1)	$555	$511

Distribution/Wholesale – 0.1%
Marfrig Overseas Ltd., 9.50%, 5/4/20 (1)	900	576

Diversified Financial Services – 0.1%
Aircastle Ltd., 9.75%, 8/1/18	650	670

Electronics – 0.2%
NXP B.V./NXP Funding LLC, 9.75%, 8/1/18 (1)	1,475	1,541

Forest Products & Paper – 0.4%

Cascades, Inc., 7.75%, 12/15/17	625	594

7.88%, 1/15/20	375	352

Catalyst Paper Corp., 11.00%, 12/15/16 (1)	800	520
Fibria Overseas Finance Ltd., 6.75%, 3/3/21 (1)	1,050	940
		2,406

Internet – 0.1%
eAccess Ltd., 8.25%, 4/1/18 (1)	800	732

Investment Companies – 0.1%

Offshore Group Investments Ltd., 11.50%, 8/1/15	800	824

11.50%, 8/1/15(1)	110	113
		937

Iron/Steel – 0.3%

Algoma Acquisition Corp., 9.88%, 6/15/15 (1)	1,505	1,167

APERAM, 7.38%, 4/1/16 (1)	400	352

7.75%, 4/1/18 (1)	875	761
		2,280

Leisure Time – 0.3%

Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950	962

7.50%, 10/15/27	945	888
		1,850

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.3% – continued

Media – 0.5%
Nara Cable Funding Ltd., 8.88%, 12/1/18 (4)	$400	$439
Ono Finance II PLC, 10.88%, 7/15/19 (1)	395	276
Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH, 8.13%, 12/1/17 (1)	175	175
Videotron Ltee, 6.88%, 1/15/14	265	265
9.13%, 4/15/18	1,845	2,011
		3,166

Mining – 0.9%
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (1)	2,800	2,604
Mirabela Nickel Ltd., 8.75%, 4/15/18 (1)	1,050	851
Novelis, Inc., 8.38%, 12/15/17	925	916
Taseko Mines Ltd., 7.75%, 4/15/19	650	604
Vedanta Resources PLC, 8.25%, 6/7/21 (1)	1,400	1,134
		6,109

Miscellaneous Manufacturing – 0.4%
Bombardier, Inc., 7.45%, 5/1/34 (1)	2,500	2,513

Multi-National – 0.7%
European Bank for Reconstruction & Development, 9.25%, 9/10/12 (10)	4,250	2,289
European Investment Bank, 8.30%, 4/24/13 (1)(2)(8)	4,605,000	456
Inter-American Development Bank, 4.75%, 1/10/14 (11)	49,400	1,036
International Bank for Reconstruction & Development, 2.30%, 2/26/13 (7)	1,000,000	866
		4,647

Oil & Gas – 0.9%
Connacher Oil and Gas Ltd., 8.75%, 8/1/18 (1)(12)	1,290	968
8.50%, 8/1/19 (1)(3)	185	142

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.3% – continued

Oil & Gas – 0.9% – continued
MEG Energy Corp., 6.50%, 3/15/21 (1)	$950	$910
OGX Petroleo e Gas Participacoes S.A., 8.50%, 6/1/18 (1)	2,450	2,193
Petroplus Finance Ltd., 7.00%, 5/1/17 (1)	1,500	1,215
9.38%, 9/15/19 (1)	725	620
		6,048

Oil & Gas Services – 0.2%
MBPS Finance Co., 11.25%, 11/15/15 (1)	1,080	929
Trinidad Drilling Ltd., 7.88%, 1/15/19 (1)	502	499
		1,428

Packaging & Containers – 0.2%
ARD Finance S.A., 11.13%, 6/1/18 (1)(3)	395	320
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (1)	775	697
9.25%, 10/15/20 (4)	300	319
		1,336

Pharmaceuticals – 0.1%
ConvaTec Healthcare E S.A., 10.50%, 12/15/18 (1)	1,025	902

Pipelines – 0.2%
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	1,005	1,008

Semiconductors – 0.1%
Sensata Technologies B.V., 6.50%, 5/15/19 (1)(3)	550	522

Sovereign – 2.1%
Brazilian Government International Bond, 10.25%, 1/10/28 (10)	6,000	3,343
Hellenic Republic Government Bond, 4.60%, 7/20/18 (4)	70	39
4.70%, 3/20/24 (4)	3,090	1,388
2.30%, 7/25/30 (4)	70	32
4.50%, 9/20/37 (4)	80	35
Ireland Government Bond, 4.50%, 10/18/18 (4)	175	196
4.50%, 4/18/20 (4)	340	378
5.00%, 10/18/20 (4)	40	45

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.3% – continued

Sovereign – 2.1% – continued
5.40%, 3/13/25 (4)	$1,495	$1,691
Korea Treasury Bond, 5.00%, 9/10/14 (7)	972,050	856
Mexican Bonos, 8.00%, 12/7/23 (13)	16,500	1,319
Philippine Government International Bond, 4.95%, 1/15/21 (9)	10,000	216
6.25%, 1/14/36 (9)	40,000	859
Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20 (4)	25	21
3.85%, 4/15/21 (4)	830	671
3.85%, 4/15/21 (4)	25	19
4.95%, 10/25/23 (4)	1,855	1,523
Uruguay Government International Bond, 3.70%, 6/26/37 (14)	17,225	905
		13,536

Telecommunications – 1.9%
America Movil S.A.B. de C.V., 8.46%, 12/18/36 (13)	3,400	231
Axtel S.A.B. de C.V., 9.00%, 9/22/19 (1)	490	412
Bakrie Telecom Pte Ltd., 11.50%, 5/7/15 (1)	1,700	1,126
Intelsat Jackson Holdings S.A., 7.25%, 4/1/19 (1)	450	417
8.50%, 11/1/19	460	450
Intelsat Luxembourg S.A., 11.25%, 2/4/17	2,695	2,338
11.50%, 2/4/17	2,260	1,944
Portugal Telecom International Finance B.V., 5.00%, 11/4/19 (4)	300	304
4.50%, 6/16/25 (4)	50	44
Telecom Italia Capital S.A., 6.38%, 11/15/33	25	21
6.00%, 9/30/34	50	41
UPC Holding B.V., 9.75%, 4/15/18 (4)	200	257
9.88%, 4/15/18 (1)	675	675
8.38%, 8/15/20 (4)	100	117
Virgin Media Finance PLC, 9.50%, 8/15/16	1,340	1,447
8.38%, 10/15/19	450	478

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.3% – continued

Telecommunications – 1.9% – continued
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (1)	$1,315	$1,123
Wind Acquisition Holdings Finance S.A., 12.25%, 7/15/17 (1)	1,191	929
		12,354

Transportation – 0.4%
CHC Helicopter S.A., 9.25%, 10/15/20 (1)	1,025	871
CMA CGM S.A., 8.50%, 4/15/17 (1)	750	304
General Maritime Corp., 12.00%, 11/15/17	1,345	552
Teekay Corp., 8.50%, 1/15/20	1,025	981
		2,708

Trucking & Leasing – 0.1%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (1)	871	854
Total Foreign Issuer Bonds
(Cost $96,887)		87,806

TERM LOANS – 1.1%

Electric - 0.5%
Texas Competitive Electric Holdings Co. LLC, 4.50%, 10/10/17	4,401	2,942

Lodging – 0.3%
Caesars Entertainment Operating Co., Inc., 6.24%, 1/28/15	1,250	1,044
7.50%, 10/31/16	574	566
MGM Resorts International, 5.00%, 2/21/14 (6)	385	364
		1,974

Real Estate Investment Trusts – 0.2%
iStar Financial, Inc., 5.50%, 6/30/14	1,625	1,538

Retail – 0.1%
BJ’s Wholesale Club, Inc., 5.75%, 9/27/18	850	820
Total Term Loans
(Cost $8,141)		7,274

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.2%

Banks – 0.2%
Ally Financial, Inc. *	41,725	$727
Ally Financial, Inc. (1)*	1,245	834
		1,561

Home Builders – 0.0%
Hovnanian Enterprises, Inc. *	10,100	20
Total Preferred Stocks
(Cost $2,258)		1,581

CONVERTIBLE PREFERRED STOCKS – 1.5%

Auto Manufacturers – 0.6%
General Motors Co., 4.75% *	108,450	3,805

Auto Parts & Equipment – 0.3%
Goodyear Tire & Rubber (The) Co., 5.88% *	49,250	1,918

Banks – 0.1%
Bank of America Corp., 7.25% *	75	57
Wells Fargo & Co., 7.50% *	108	112
Wintrust Financial Corp., 7.50% *	2,700	119
		288

Commercial Services – 0.0%
United Rentals Trust I, 6.50% *	2,250	90

Computers – 0.0%
Unisys Corp., 6.25% *	62	3

Housewares – 0.3%
Newell Financial Trust I, 5.25% *	51,950	2,182

Insurance – 0.0%
Hartford Financial Services Group, Inc., 7.25% *	2,600	50
MetLife, Inc., 5.00% *	1,570	89
		139

Mining – 0.0%
Molycorp, Inc., 5.50% *	660	46

Oil & Gas – 0.0%
Apache Corp., 6.00% *	4,180	214

Pipelines – 0.2%
El Paso Energy Capital Trust I, 4.75% *	21,400	957

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 1.5% – continued

Savings & Loans – 0.0%
Sovereign Capital Trust IV, 4.38% *	400	$16
Total Convertible Preferred Stocks
(Cost $11,774)		9,658

COMMON STOCKS – 0.0%

Agriculture – 0.0%
Archer-Daniels-Midland Co.	2,000	50

Biotechnology – 0.0%
Life Technologies Corp. *	100	4
Total Common Stocks
(Cost $68)		54

INVESTMENT COMPANIES – 5.4%

Northern Institutional Funds - Diversified Assets Portfolio (15)(16)	35,517,724	35,518
Total Investment Companies
(Cost $35,518)		35,518

Total Investments – 98.9%
(Cost $697,542)		652,153
Other Assets less Liabilities – 1.1%		7,040
NET ASSETS – 100.0%		$659,193

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)

Restricted security that has been deemed illiquid. At September 30, 2011, the value of these restricted illiquid securities amounted to approximately $14,251,000 or 2.2% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

ARD Finance S.A., 11.13%, 6/1/18	5/13/11-6/20/11	$400

Calpine Corp., 7.25%, 10/15/17	7/8/11	840

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	9/14/11	968

Charter Communications Operating LLC/Charter Communications Operating Capital., 8.00%, 4/30/12	8/18/11	275

CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 1/15/16	7/8/11-9/12/11	1,259

Connacher Oil and Gas Ltd., 8.50%, 8/1/19	8/5/11-8/8/11	169

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	9/22/11	362

Lennar Corp., 5.50%, 9/1/14	12/7/09	1,018

Lennar Corp., 2.75%, 12/15/20	7/22/11	76

Lyondell Chemical Co., 8.00%, 11/1/17	7/13/11-9/06/11	916

Masonite International Corp., 8.25%, 4/15/21	4/8/11	1,230

Meccanica Holdings USA, Inc., 7.38%, 7/15/39	8/16/11-8/17/11	286

Micron Technology, Inc., 1.50%, 8/1/31	7/2/11-9/30/11	34

Micron Technology, Inc., 1.88%, 8/1/31	7/21/11-9/30/11	1,640

Reichhold Industries, Inc., 9.00%, 8/15/14	3/16/10-4/1/10	850

Sealed Air Corp., 8.13%, 9/15/19	9/16/11	275

Sealed Air Corp., 8.38%, 9/15/21	9/16/11-9/23/11	1,992

Sensata Technologies B.V., 6.50%, 5/15/19	5/6/11	550

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20	4/14/11	1,087

USG Corp., 9.75%, 8/1/14	7/8/11-8/18/11	714

USG Corp., 8.38%, 10/15/18	7/8/11-9/19/11	663

(4)	Principal amount is denoted in Euro.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	When-Issued Security.
(7)	Principal amount is denoted in South Korean Won.
(8)	Principal amount is denoted in Indonesian Rupiah.

(9)	Principal amount is denoted in Philippine Peso.
(10)	Principal amount is denoted in Brazilian Real.
(11)	Principal amount is denoted in Indian Rupee.
(12)	Principal amount is denoted in Canadian Dollar.
(13)	Principal amount is denoted in Mexican Peso.
(14)	Principal amount is denoted in Uruguayan Peso.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(16)

At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,007,000 with net purchases of approximately $5,511,000 during the six months ended September 30, 2011.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2011, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.7%
AA	0.4
A	2.8
BBB	2.6
BB	22.5
B	42.1
CCC or Below	22.1
Non-Rated	1.4
Cash Equivalents	5.4

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2011, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	94.5%
All other currencies less than 5%	5.5

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At September 30, 2011, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Euro	50	United States Dollar	68	10/27/11	$1
Euro	103	United States Dollar	141	10/27/11	3
Euro	102	United States Dollar	140	10/27/11	3
Euro	795	United States Dollar	1,085	10/27/11	20
Euro	1,000	United States Dollar	1,422	10/31/11	83
Euro	4,480	United States Dollar	6,417	10/31/11	416
United States Dollar	602	Euro	440	10/31/11	(12)

Total					$514

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000%)	TOTAL (000s)
Asset-Backed Securities	$–	$16,708	(1)	$–	$16,708
Convertible Bonds		43,902	(1)		43,902
Corporate Bonds	–	449,652	(1)	–	449,652
Foreign Issuer Bonds	–	3,246		10,022	13,268
Banks
Building Materials	–	1,868		–	1,868
Chemicals	–	1,852		–	1,852
Commercial Services	–	2,184		–	2,184
Computers	–	511		–	511
Distribution/Wholesale	–	576		–	576
Diversified Financial Services	–	670		–	670
Electronics	–	1,541		–	1,541
Forest Products & Paper	–	2,406		–	2,406
Internet	–	732		–	732
Investment Companies	–	937		–	937
Iron/Steel	–	2,280		–	2,280
Leisure Time	–	1,850		–	1,850
Media	–	3,166		–	3,166
Mining	–	6,109		–	6,109
Miscellaneous Manufacturing	–	2,513		–	2,513
Multi-National	–	1,036		3,611	4,647
Oil & Gas	–	6,048		–	6,048
Oil & Gas Services	–	1,428		–	1,428

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000%)	TOTAL (000s)
Packaging & Containers	$–		$1,336		$–	$1,336
Pharmaceuticals	–		902		–	902
Pipelines	–		1,008		–	1,008
Semiconductors	–		522		–	522
Sovereign	–		8,432		5,104	13,536
Telecommunications	–		11,228		1,126	12,354
Transportation	–		2,708		–	2,708
Truck & Leasing	–		854		–	854
Term Loans	–		7,274	(1)	–	7,274
Preferred Stocks
Banks	727		834		–	1,561
Home Builders	20		–		–	20
Convertible Preferred Stocks	9,658	(1)			–	9,658
Common Stocks	54	(1)	–		–	54
Investment Companies	35,518		–		–	35,518
Total Investments	$45,977		$586,313		$19,863	$652,153
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–		$526		$–	$526
Liabilities
Forward Foreign Currency Exchange Contracts	–		(12)		–	(12)
Total Other Financial Instruments	$–		$514		$–	$514

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)(3)	BALANCE AS OF 9/30/11 (000s)
Convertible
Bonds
Internet	$31	$–	$–	$–	$(2)	$–	$–	$–	$(29)	$–
Corporate Bonds
Iron/Steel	1,329	13	–	–	(76)	525	(1,063)	–	(728)	–
Miscellaneous Manufacturing	1,603	–	(10)	–	(16)	633	(2,210)	–	–	–
Shipbuilding	1,236	12	–	–	(95)	482	(976)	–	(659)	–
Foreign Issuer Bonds
Banks	10,312	–	–	–	(290)	–	–	–	–	10,022
Electric	430	–	(167)	195	–	–	(458)	–	–	–
Iron/Steel	1,275	–	(5)	–	(130)	384	(763)	–	(761)	–
Multi-National	3,985	–	–	–	(374)	–	–	–	–	3,611
Oil & Gas
Services	1,064	–	–	–	(135)	–	–	–	(929)	–
Sovereign	4,590	–	–	–	(391)	–	–	905	–	5,104
Telecommunications	1,174	–	–	–	(523)	475	–	–	–	1,126

Total	$27,029	$25	$(182)	$195	$(2,032)	$2,499	$(5,470)	$905	$(3,106)	$19,863

(1)

Transferred into Level 3 due to security being valued based on unobservable inputs using the last traded price from a primary pricing service and because there is a lack of market activity and data observed for this security.

(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, September 30, 2011.
(3)	Transferred out of Level 3 due to security being valued based on other observable inputs using the last traded price of similar securities from a primary pricing service.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2011 was approximately $(1,845), which is included in the Statement of Operations as part of net change in unrealized appreication (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust includes 44 portfolios as of September 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Company of Connecticut (“NTCC”) is a subsidiary of Northern Trust Corporation and Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTCC and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined by taking into account other similar securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligation under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2011, the Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $1,815,000, $1,965,000, $1,865,000 and $325,000, respectively. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 p.m. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

There were no swaps, caps, collars or floors outstanding for any of the Funds as of or during the six months ended September 30, 2011.

Certain Funds invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets at least equal to the amount of the commitment. At September 30, 2011, the aggregate fair value of securities segregated to cover such commitments was approximately $58,697,000 for the Multi-Manager High Yield Opportunity Fund. When-issued securities at September 30, 2011, if any, are noted in each Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were less than $500 for the six months ended September 30, 2011 for the Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the Multi-Manager Emerging Markets Equity Fund for the six months ended September 30, 2011. Redemption fees were less than $500 for the fiscal year ended March 31, 2011, for the Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the Multi-Manager Emerging Markets Equity Fund for the fiscal year ended March 31, 2011. These amounts are included in “Payments for Shares Redeemed” in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in Real Estate Investment Trusts (“REITs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

the total net assets or the net asset values per share of the Funds. At March 31, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi-Manager Emerging Markets Equity	$8,260	$(8,260)	$ —
Multi-Manager Global Real Estate	2,659	(2,659)	—
Multi-Manager International Equity	(478)	478	—
Multi-Manager Large Cap	—	—	—
Multi-Manager Mid Cap	445	(18,183)	17,738
Multi-Manager Small Cap	2,466	(2,466)	—
Multi-Manager High Yield Opportunity	80	(80)	—

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The following Fund has elected to defer net capital losses and/or net currency losses incurred from November 1, 2010 through November 30, 2010, the Fund’s last tax year end, as having arisen on the first day of the following tax year (in thousands):

Multi-Manager Global Real Estate	$31

For the period subsequent to October 31, 2010, through the fiscal year end March 31, 2011, the following Funds incurred net capital losses and/or net currency losses, which each Fund intends to treat as having been incurred in the following fiscal year (in thousands):

Multi-Manager Emerging Markets Equity	$740
Multi-Manager International Equity	1,324

At March 31, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2016*	MARCH 31, 2017*	MARCH 31, 2018
Multi-Manager International Equity	$ —	$ —	$143,680
Multi-Manager Mid Cap	5,309	19,316	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2017.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending March 31, 2012.

At March 31, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN
Multi-Manager Emerging Markets Equity	$43,914	$100,933	$465,448
Multi-Manager International Equity	8,933	—	330,893
Multi-Manager Large Cap	101	18,017	155,700
Multi-Manager Mid Cap	—	13,661	237,398
Multi-Manager Small Cap	1,846	39,045	83,530
Multi-Manager High Yield Opportunity	4,705	3,605	32,890

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income and net long-term capital gains at November 30, 2010, the Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Multi-Manager Global Real Estate	$9,111	$47,403	$154,092

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$64,757	$146,023
Multi-Manager International Equity	23,400	—
Multi-Manager Large Cap	4,163	—
Multi-Manager Mid Cap	893	—
Multi-Manager High Yield Opportunity	39,312	850

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year or period ended March 31, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$53,596	$ —
Multi-Manager International Equity	15,000	—
Multi-Manager Large Cap	4,405	—
Multi-Manager Mid Cap	1,300	—
Multi-Manager High Yield Opportunity	8,616	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2010 and November 30, 2009 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2010 AND NOVEMBER 30, 2009 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Real Estate (2010)	$22,952	$1,766
Multi-Manager Global Real Estate (2009)	5,544	1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2011, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for Multi-Manager Global Real Estate Fund, filed for the fiscal years ended March 31, 2008 through March 31, 2010 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2008 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers.

These are included in the Statements of Operations under shareholder servicing fees for the six months ended September 30, 2011.

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month Adjusted London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on December 8, 2011, unless renewed.

At September 30, 2011, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2011.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2011, the investment advisers agreed to reimburse the Funds for certain expenses, as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2011, were as follows:

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%	1.50%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%	1.30%
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.45%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.40%

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager High Yield Opportunity	0.80%	0.75%	0.72%	1.10%

The reimbursements described above are contractual and are effective through December 31, 2011. NTI is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2012. After this date, the investment advisers or a Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2012, replacing the limitations in the tables above:

Fund	CONTRACTUAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2012
Multi-Manager Emerging Markets Equity	1.40%	*
Multi-Manager Global Real Estate	1.20%
Multi-Manager International Equity	1.35%	*
Multi-Manager Large Cap	1.10%
Multi-Manager Mid Cap	1.10%
Multi-Manager Small Cap	1.30%
Multi-Manager High Yield Opportunity	1.00%

*	Excludes acquired fund fees or management break-points.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTCC is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTCC oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTCC. NTI and NTCC manage the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2011, Axiom International Investors, LLC, PanAgora Asset Management, Inc., Pzena Investment Management LLC, Trilogy Global Advisors, LP and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2011, CBRE Clarion Securities LLC, Cohen & Steers Capital Management, Inc. and EII Realty Securities, Inc. are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2011, Altrinsic Global Advisors, LLC, NFJ Investment Group, LLC, Tradewinds Global Investors, LLC, UBS Global Asset Management (Americas) Inc. and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2011, Delaware Management Company, Inc., Jennison Associates LLC, Marsico Capital Management, LLC and NWQ Investment Management Company, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2011, Geneva Capital Management Ltd., LSV Asset Management, Systematic Financial Management LP and TCW Investment Management Company are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2011, Allianz Global Investors Capital LLC, Cardinal Capital Management LLC, Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, and Riverbridge Partners, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2011, Loomis, Sayles & Company, L.P., Neuberger Berman Fixed Income LLC and Stone Harbor Investment Partners L.P. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

The investment advisers are responsible for payment of sub-advisory fees to these sub-advisers.

NORTHERN FUNDS SEMIANNUAL REPORT	81	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment advisers will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$ —	$689,767	$ —	$649,486
Multi-Manager Global Real Estate	—	262,097	—	217,796
Multi-Manager International Equity	—	1,126,976	—	948,596
Multi-Manager Large Cap	—	277,312	—	181,198
Multi-Manager Mid Cap	—	346,519	—	282,135
Multi-Manager Small Cap	—	168,629	—	142,962
Multi-Manager High Yield Opportunity	—	475,524	2,086	399,610

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and the timing of income recognition on investments in REIT’s and PFIC’s.

MULTI-MANAGER FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

At September 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$139,598	$(342,450)	$(202,852)	$2,137,882
Multi-Manager Global Real Estate	87,367	(53,964)	33,403	669,213
Multi-Manager International Equity	90,911	(509,779)	(418,868)	3,200,022
Multi-Manager Large Cap	79,770	(106,943)	(27,173)	987,973
Multi-Manager Mid Cap	104,582	(140,671)	(36,089)	977,506
Multi-Manager Small Cap	25,126	(85,918)	(60,792)	535,730
Multi-Manager High Yield Opportunity	6,746	(52,660)	(45,914)	698,067

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager Emerging Markets Equity	16,044	$342,649	—	$—	(13,951)	$(294,386)	2,093	$48,263
Multi-Manager Global Real Estate	6,083	109,417	20	346	(4,761)	(82,008)	1,342	27,755
Multi-Manager International Equity	40,331	385,169	—	—	(34,318)	(313,901)	6,013	71,268
Multi-Manager Large Cap	20,755	188,076	15	128	(11,960)	(106,701)	8,810	81,503
Multi-Manager Mid Cap	11,744	139,691	—	—	(7,894)	(90,861)	3,850	48,830
Multi-Manager Small Cap	7,380	75,079	—	—	(5,524)	(54,611)	1,856	20,468
Multi-Manager High Yield Opportunity	14,609	154,499	269	2,864	(7,230)	(75,638)	7,648	81,725

NORTHERN FUNDS SEMIANNUAL REPORT	83	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year ended March 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager Emerging Markets Equity	37,266		$826,483		7,062	$159,033	(28,493)	$(618,319)	15,835	$367,197
Multi-Manager Global Real Estate	11,025		194,591		2,560	44,546	(5,620)	(100,171)	7,965	138,966
Multi-Manager International Equity	90,873		855,454		87	849	(67,351)	(611,687)	23,609	244,616
Multi-Manager Large Cap	46,152		403,354		26	228	(23,282)	(191,819)	22,896	211,763
Multi-Manager Mid Cap	44,160	*	479,867	*	9	112	(11,716)	(124,848)	32,453	355,131
Multi-Manager Small Cap	20,849		192,737		—	—	(17,688)	(172,249)	3,161	20,488
Multi-Manager High Yield Opportunity	27,787		296,345		811	8,630	(9,778)	(104,118)	18,820	200,857

*	Numbers include assets received in connection with fund acquisitions of approximately 10,267,000 in shares sold and $104,119,000 in proceeds from shares sold.

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2011:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$9		Unrealized loss on forward foreign currency exchange contracts	$(132)	Brown Bros., Chase Bank, CSFB, Deutsche Bank, Hong Kong Shanghai Bank, Standard Chartered Bank, UBS
Multi-Manager Global Real Estate	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	12		Unrealized loss on forward foreign currency exchange contracts	(1)	Brown Bros., Citibank, CSFB
Multi-Manager International Equity	Equity contracts	Net unrealized appreciation	29	*	Net unrealized depreciation	—	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	441		Unrealized loss on forward foreign currency exchange contracts	(122)	Barclays, Brown Bros., Chase Bank, Citibank, CSFB, Deutsche Bank, Hong Kong Shanghai Bank, Mellon Bank, Midland Bank, RBS, Standard Chartered Bank
Multi-Manager Large Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(125)*	UBS
Multi-Manager Mid Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(195)*	UBS
Multi-Manager Small Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(44)*	UBS
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	526		Unrealized loss on forward foreign currency exchange contracts	(12)	Barclays, Chase Bank

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

MULTI-MANAGER FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2011:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(1,116)
Multi-Manager Global Real Estate	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(107)
Multi-Manager International Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(1,936)
	Equity contracts	Net realized gains (losses) on futures contracts	(4,452)
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	(1,421)
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	(2,703)
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	(1,725)
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(12)
Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(127)
Multi-Manager Global Real Estate	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	10
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,873)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,261
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(567)
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,040)
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(401)
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	557

Volume of derivative activity for the six months ended September 30, 2011*:

	FOREIGN EXCHANGE CONTRACTS**		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Multi-Manager Emerging Markets Equity	415	$650	—	$ —
Multi-Manager Global Real Estate	776	177	—	—
Multi-Manager International Equity	2,060	738	91	2,807
Multi-Manager Large Cap	—	—	89	1,145
Multi-Manager Mid Cap	—	—	68	1,291
Multi-Managers Small Cap	—	—	66	629
Multi-Manager High Yield Opportunity	90	492	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and futures equity contracts.

NORTHERN FUNDS SEMIANNUAL REPORT	85	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2011 (UNAUDITED)

**	Foreign exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

10. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 20. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

11. SUBSEQUENT EVENTS

At a meeting held on November 4, 2011, the Board of Trustees of Northern Funds approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the items noted above, that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MULTI-MANAGER FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/11 - 9/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 78), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 82), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.45%	$1,000.00	$773.50	$6.45
Hypothetical**	1.45%	$1,000.00	$1,017.80	$7.33

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.30%	$1,000.00	$846.00	$6.02
Hypothetical**	1.30%	$1,000.00	$1,018.55	$6.58

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.38%	$1,000.00	$799.40	$6.22
Hypothetical**	1.38%	$1,000.00	$1,018.15	$6.98

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.19%	$1,000.00	$850.40	$5.52
Hypothetical**	1.19%	$1,000.00	$1,019.10	$6.02

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MULTI-MANAGER FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2011 (UNAUDITED)

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.19%	$1,000.00	$799.00	$5.37
Hypothetical**	1.19%	$1,000.00	$1,019.10	$6.02

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.40%	$1,000.00	$778.80	$6.24
Hypothetical**	1.40%	$1,000.00	$1,018.05	$7.08

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/11	ENDING ACCOUNT VALUE 9/30/11	EXPENSES PAID* 4/1/11 - 9/30/11
Actual	1.10%	$1,000.00	$930.20	$5.32
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Multi-Manager Funds with Northern Trust Company of Connecticut and Northern Trust Investments, Inc. (together, “Northern”).

At a meeting held on May 19-20, 2011 (the “Annual Contract Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and re-approved the Advisory Agreement.

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered Northern’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Multi-Manager Funds. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to Northern’s investment management services. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Multi-Manager Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Multi-Manager Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Multi-Manager Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. In connection with their approval of the Advisory Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Northern. In evaluating whether to continue the Advisory Agreement for the Multi-Manager Funds, the Trustees considered that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They also considered that Northern provided general investment management services to the Multi-Manager Funds and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; and implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. In addition to providing these services, Northern manages the cash portion of each Multi-Manager Fund. The Trustees also considered the non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates. These services include services as the Multi-Manager Funds’ custodian, transfer agent and administrator. The Trustees also considered the quality of the services provided, as

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SEPTEMBER 30, 2011 (UNAUDITED)

well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees.

The Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. Northern then allocates assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund.

The Trustees also considered that the prospectus for the Multi-Manager Funds discloses Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that, at the time of the Annual Contract Meeting, Northern supervised 27 sub-advisers.

The Trustees considered the expenditures made by Northern and its affiliates to improve the quality and the scope of the services. Attention was given to Northern’s and its affiliates’ refined risk management processes, including Northern’s continuing efforts to strengthen the credit risk management processes in the past year. The Trustees also believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. The Trustees also noted that Northern’s staff conducted thorough operational due diligence on prospective and existing sub-advisers. The Trustees also considered Northern’s ability to attract and retain portfolio management talent, its expertise in managing multi-manager strategies, its investments in the multi-manager business, and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as well as its commitment of other resources. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to provide quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

The Trustees considered the Multi-Manager Funds’ contractual advisory fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. In addition, the Trustees considered the current assets in the Multi-Manager Funds, and the net advisory fees at those levels after Northern’s payment of the sub-advisory fees; the information provided by Northern relating to the costs of the services to be provided by Northern and their affiliates and the profits realized by them; the spreads between Northern’s effective fee rates and the sub-advisers’ fees; and information comparing the fee rates charged by Northern with the fee rates charged by other, unaffiliated investment managers to their clients as presented in Lipper reports. The Trustees considered that the Lipper information showed that in each case the Multi-Manager Funds’ overall expense ratios were below the Lipper objective medians, although advisory fees were generally above the median. Information was also provided on the advisory fee rates charged by Northern to similarly managed accounts. The Trustees discussed with Northern the differences among these accounts and the Multi-Manager Funds and Northern’s explanations for these differences. All of the foregoing comparisons assisted the Trustees in evaluating the reasonability of the Multi-Manager Funds’ investment advisory fees.

Regarding profitability, it was noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. Trustees also reviewed projected profitability to Northern of the Multi-Manager Emerging Markets Equity Fund and the Multi-Manager High Yield Opportunity Fund before and after addition of proposed sub-advisers. The annual profitability report for the Multi-Manager Funds had shown that Northern’s profitability was generally in line with profitability of other publicly-traded investment advisory organizations, although the Trustees found these comparisons to third parties’ profitability not particularly conclusive given the differences among the firms. The Trustees also reviewed Northern’s cost allocation methodology, which had not changed from prior presentations. It was noted that Northern’s cost allocation methodology had been reviewed by the Multi-Manager Funds’ auditors for reasonability during prior periods.

For Multi-Manager Funds that had been in existence for the applicable periods, information on the Multi-Manager Funds’ performance was provided for one, two, three and four years. This information included comparisons to other similarly managed, unaffiliated funds as well as to each Multi-Manager Fund’s benchmark index. The Trustees noted that Northern had monitored closely the performance of the sub-advisers throughout the year and had acted promptly to replace sub-advisers who were not performing as expected. In addition they considered Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings. The Trustees believed that most of the Multi-Manager Funds’ performance was generally competitive with peer funds

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS continued

and that Northern had committed appropriate resources to correct under performance.

Based on their review of performance, the Trustees concluded that Northern was devoting appropriate resources to the Multi-Manager Funds’ performance.

Economies of Scale

The Trustees considered the fees paid by the Multi-Manager Funds to Northern and its affiliates for custodial, transfer agency, and administration and reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ advisory fees are set, through Northern’s contractual expense caps for the Multi-Manager Funds and through the advisory fee breakpoints in the Advisory Agreement.

Other Benefits

The Trustees considered other benefits derived by Northern and its affiliates as a result of its relationship with the Multi-Manager Funds. The Trustees considered the non-advisory services provided to the Multi-Manager Funds by Northern and their affiliates, which included services as the Multi-Manager Funds’ custodian, transfer agent and administrator. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with Northern.

All of the foregoing information assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds. After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable in light of the services provided by Northern, their costs and profitability and that the Advisory Agreement should be re-approved.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the existing sub-advisory agreements for the Multi-Manager Funds at the Annual Contract Meeting. The Trustees, including the Independent Trustees voting separately, also considered and approved new sub-advisory agreements at the Annual Contract Meeting for two new sub-advisers, Pzena Investment Management, LLC (“Pzena”) and Neuberger Berman Fixed Income LLC (“NBFI” and with Pzena, the “New Sub-Advisers”), and ING Clarion Real Estate Securities, LLC (“ING”) as a result of a change in control of ING. Pzena was proposed as a sub-adviser to the Multi-Manager Emerging Markets Equity Fund and NBFI was proposed as a sub-adviser to the Multi-Manager High Yield Opportunity Fund.

In connection with the Meetings, The Trustees reviewed information and written materials from Northern and the sub-advisers regarding (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) the sub-advisers’ financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and style of investing; (v) for the New Sub-Advisers, the performance history of the sub-advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s evaluations of such policies and procedures; (vii) the sub-advisers’ conflicts of interest in managing the Funds; and (viii) the terms of the sub-advisory agreements. The Trustees also considered Northern’s explanations for why the New Sub-Advisers were expected to improve Fund performance and/or decrease risk in the Fund. The Trustees also reviewed Northern’s proprietary method for allocating assets among the various sub-advisers and the proposed allocation of assets among the New Sub-Advisers and the other sub-advisers to the applicable Fund.

In connection with the approvals of the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. The Trustees also considered the Chief Compliance Officer’s evaluation of each sub-adviser’s compliance program and the recommended compliance monitoring schedule for each sub-adviser. With respect to ING, the Trustees considered that investment personnel, processes and policies and procedures would not change materially as a result of the change of control transaction involving the sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2011 (UNAUDITED)

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on representations of Northern, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each sub-adviser. The Trustees also considered comparisons of the New Sub-Advisers’ fees at various asset levels of the Multi-Manager Funds and in relation to other sub-advisers to the Multi-Manager Funds. The Trustees also considered, where available, the sub-advisers’ fees in relation to their other similar institutional accounts. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern of the Multi-Manager Emerging Markets Equity and High Yield Opportunity Funds before and after the addition of the New Sub-Advisers. These comparisons showed no material changes to Northern’s profitability. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern would be paying the sub-advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each existing sub-adviser and Northern’s evaluation of sub-adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each existing sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded that each of the existing sub-advisers’ performance was generally satisfactory.

The Trustees also reviewed information showing historical performance of the New Sub-Advisers with respect to the investment strategies for which they were being engaged. In addition, the Trustees reviewed a report prepared by Northern showing the hypothetical performance of the respective Multi-Manager Funds over various time periods if the New Sub-Advisers had been managing the Multi-Manager Funds along with the existing sub-advisers to those Multi-Manager Funds.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the sub-advisers out of its advisory fees. See discussion of economies of scale above.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the sub-advisory agreements should be re-approved, and approved in the case of the New Sub-Advisers and ING.

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MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 8, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 8, 2011